UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811- 07725

SEASONS SERIES TRUST
(Exact name of registrant as specified in charter)

1999 Avenue of the Stars Los Angeles, CA		90067-6022
(Address of principal executive offices)		(Zip code)

John T. Genoy Senior Vice President SunAmerica Asset Management, LLC Harborside Financial Center, 3200 Plaza 5 Jersey City, NJ 07311
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(201) 324-6414

Date of fiscal year end:	March 31

Date of reporting period:	June 30, 2016

Item 1. Schedule of Investments.

SEASONS SERIES TRUST MULTI-MANAGED GROWTH PORTFOLIO

Portfolio of Investments — June 30, 2016 — (unaudited)

Security Description	Shares/ Principal Amount(12)	Value (Note 1)
COMMON STOCKS — 72.9%
Advertising Services — 0.0%
Marchex, Inc., Class B†	1,711	$5,441
Aerospace/Defense — 1.0%
Northrop Grumman Corp.	1,499	333,198
Teledyne Technologies, Inc.†	2,156	213,552
		546,750
Aerospace/Defense-Equipment — 0.2%
AAR Corp.	925	21,590
Curtiss-Wright Corp.	550	46,337
Moog, Inc., Class A†	525	28,308
		96,235
Airlines — 0.6%
Alaska Air Group, Inc.	950	55,375
United Continental Holdings, Inc.†	6,099	250,303
		305,678
Apparel Manufacturers — 0.4%
Carter’s, Inc.	2,104	224,013
Applications Software — 2.5%
Microsoft Corp.	17,750	908,267
MINDBODY, Inc., Class A†	1,500	24,210
NetSuite, Inc.†	2,685	195,468
Progress Software Corp.†	275	7,552
Salesforce.com, Inc.†	3,045	241,803
Twilio, Inc., Class A†	800	29,200
		1,406,500
Athletic Footwear — 0.4%
NIKE, Inc., Class B	4,362	240,782
Auto-Truck Trailers — 0.0%
Wabash National Corp.†	450	5,715
Auto/Truck Parts & Equipment-Original — 0.5%
American Axle & Manufacturing Holdings, Inc.†	300	4,344
Dana Holding Corp.	2,075	21,912
Delphi Automotive PLC	3,439	215,281
Tenneco, Inc.†	150	6,992
		248,529
Auto/Truck Parts & Equipment-Replacement — 0.1%
Douglas Dynamics, Inc.	2,575	66,255
Banks-Commercial — 1.8%
1st Source Corp.	475	15,385
BancFirst Corp.	675	40,716
BancorpSouth, Inc.	1,825	41,409
Banner Corp.	225	9,572
BBCN Bancorp, Inc.	600	8,952
Capital Bank Financial Corp., Class A	1,875	54,000
Cathay General Bancorp	700	19,740
Central Pacific Financial Corp.	2,775	65,490
Central Valley Community Bancorp	175	2,450
Chemical Financial Corp.	275	10,255
Citizens & Northern Corp.	175	3,539
City Holding Co.	450	20,461
CoBiz Financial, Inc.	475	5,558
CVB Financial Corp.	3,075	50,399
East West Bancorp, Inc.	24	820
FCB Financial Holdings, Inc., Class A†	3,425	116,450
First Commonwealth Financial Corp.	3,450	31,740
First Community Bancshares, Inc.	200	4,488
First Financial Bancorp	50	973
First Interstate BancSystem, Inc., Class A	200	5,620
FNB Corp.	1,125	14,108
Fulton Financial Corp.	750	10,125
Great Western Bancorp, Inc.	475	14,981
Guaranty Bancorp	300	5,010
Independent Bank Corp.	300	4,353
MainSource Financial Group, Inc.	225	4,961
OFG Bancorp	1,900	15,770
PacWest Bancorp	3,011	119,778
Park Sterling Corp.	575	4,077
Sierra Bancorp	200	3,338
Simmons First National Corp., Class A	300	13,856
Southside Bancshares, Inc.	133	4,097
Southwest Bancorp, Inc.	125	2,116
Suffolk Bancorp	950	29,744
TCF Financial Corp.	1,825	23,086
Trustmark Corp.	650	16,152
UMB Financial Corp.	275	14,633
Union BankShares/ Corp.	2,566	63,406
Webster Financial Corp.	175	5,941
West Bancorporation, Inc.	675	12,548
Westamerica Bancorporation	2,100	103,446
Wilshire Bancorp, Inc.	1,200	12,504
		1,006,047
Banks-Mortgage — 0.0%
Walker & Dunlop, Inc.†	1,100	25,058
Beverages-Non-alcoholic — 0.9%
Coca-Cola Co.	10,557	478,549
Beverages-Wine/Spirits — 0.2%
Brown-Forman Corp., Class B	1,306	130,287
Broadcast Services/Program — 0.1%
Nexstar Broadcasting Group, Inc., Class A	625	29,738
Building & Construction Products-Misc. — 0.1%
Gibraltar Industries, Inc.†	1,050	33,148
Ply Gem Holdings, Inc.†	1,375	20,034
		53,182
Building Products-Cement — 0.7%
Continental Building Products, Inc.†	1,725	38,347
Vulcan Materials Co.	2,769	333,277
		371,624
Building-Heavy Construction — 0.0%
MasTec, Inc.†	975	21,762
Cable/Satellite TV — 1.3%
Comcast Corp., Class A	10,903	710,767
Casino Hotels — 0.1%
Boyd Gaming Corp.†	300	5,520
Red Rock Resorts, Inc., Class A†	1,600	35,168
		40,688
Cellular Telecom — 0.5%
T-Mobile US, Inc.†	6,855	296,616
Chemicals-Diversified — 0.6%
Innophos Holdings, Inc.	700	29,547
Koppers Holdings, Inc.†	550	16,902

1

PPG Industries, Inc.	2,721	283,392
		329,841
Chemicals-Fibers — 0.1%
Rayonier Advanced Materials, Inc.	3,900	53,001
Chemicals-Specialty — 0.1%
Minerals Technologies, Inc.	925	52,540
OMNOVA Solutions, Inc.†	2,125	15,406
		67,946
Commercial Services — 1.3%
Aramark	4,551	152,095
CoStar Group, Inc.†	796	174,053
HMS Holdings Corp.†	1,375	24,214
Medifast, Inc.	100	3,327
Nielsen Holdings PLC	3,764	195,615
ServiceMaster Global Holdings, Inc.†	3,884	154,583
		703,887
Commercial Services-Finance — 0.6%
Equifax, Inc.	795	102,078
Euronet Worldwide, Inc.†	225	15,568
EVERTEC, Inc.	275	4,273
MarketAxess Holdings, Inc.	600	87,240
S&P Global, Inc.	1,052	112,838
		321,997
Computer Aided Design — 0.5%
ANSYS, Inc.†	1,786	162,079
Aspen Technology, Inc.†	2,975	119,714
		281,793
Computer Data Security — 0.0%
Qualys, Inc.†	425	12,669
Computer Services — 1.0%
Amdocs, Ltd.	3,801	219,394
Barracuda Networks, Inc.†	1,100	16,654
Cognizant Technology Solutions Corp., Class A†	2,796	160,043
Convergys Corp.	1,725	43,125
Insight Enterprises, Inc.†	350	9,100
Manhattan Associates, Inc.†	400	25,652
Science Applications International Corp.	500	29,175
Unisys Corp.†	4,050	29,484
		532,627
Computer Software — 0.3%
SS&C Technologies Holdings, Inc.	5,246	147,308
Computers — 1.5%
Apple, Inc.	8,853	846,347
Consulting Services — 0.4%
Franklin Covey Co.†	350	5,365
Huron Consulting Group, Inc.†	450	27,189
Verisk Analytics, Inc.†	2,584	209,511
		242,065
Consumer Products-Misc. — 0.0%
CSS Industries, Inc.	350	9,384
Containers-Metal/Glass — 0.5%
Crown Holdings, Inc.†	5,769	292,315
Containers-Paper/Plastic — 0.6%
Berry Plastics Group, Inc.†	500	19,425
Graphic Packaging Holding Co.	5,570	69,848
Sealed Air Corp.	4,907	225,575
		314,848
Cosmetics & Toiletries — 1.0%
Colgate-Palmolive Co.	3,477	254,516
Estee Lauder Cos., Inc., Class A	3,386	308,194
		562,710
Cruise Lines — 0.3%
Norwegian Cruise Line Holdings, Ltd.†	3,963	157,886
Data Processing/Management — 0.3%
CSG Systems International, Inc.	1,825	73,566
Fair Isaac Corp.	650	73,456
		147,022
Diagnostic Kits — 0.1%
Quidel Corp.†	2,875	51,347
Dialysis Centers — 0.0%
American Renal Associates Holdings, Inc.†	500	14,485
Disposable Medical Products — 0.0%
Utah Medical Products, Inc.	150	9,450
Distribution/Wholesale — 0.2%
Essendant, Inc.	1,550	47,368
SiteOne Landscape Supply, Inc.†	175	5,948
Titan Machinery, Inc.†	2,550	28,433
		81,749
Diversified Manufacturing Operations — 0.7%
A.O. Smith Corp.	2,093	184,414
Actuant Corp., Class A	2,250	50,873
Dover Corp.	1,960	135,867
		371,154
Drug Delivery Systems — 0.0%
Heron Therapeutics, Inc.†	425	7,671
Revance Therapeutics, Inc.†	625	8,500
		16,171
E-Commerce/Products — 1.6%
Amazon.com, Inc.†	1,253	896,672
E-Commerce/Services — 0.7%
Priceline Group, Inc.†	297	370,778
RetailMeNot, Inc.†	2,348	18,103
		388,881
Electric Products-Misc. — 0.0%
Graham Corp.	200	3,684
Electric-Distribution — 0.0%
Spark Energy, Inc., Class A	650	21,483
Electric-Generation — 0.1%
Atlantic Power Corp.	14,325	35,526
Electric-Integrated — 0.3%
Avista Corp.	225	10,080
El Paso Electric Co.	850	40,179

2

NorthWestern Corp.	225	14,191
PNM Resources, Inc.	625	22,150
Portland General Electric Co.	1,275	56,253
		142,853
Electronic Components-Misc. — 0.3%
Bel Fuse, Inc., Class B	827	14,704
Benchmark Electronics, Inc.†	1,925	40,714
Sanmina Corp.†	1,125	30,161
Stoneridge, Inc.†	2,750	41,085
Vishay Intertechnology, Inc.	800	9,912
		136,576
Electronic Components-Semiconductors — 1.2%
Alpha & Omega Semiconductor, Ltd.†	2,775	38,656
Broadcom, Ltd.	1,475	229,215
Intersil Corp., Class A	2,425	32,834
InvenSense, Inc.†	10,775	66,051
Rovi Corp.†	5,125	80,155
Silicon Laboratories, Inc.†	150	7,311
Texas Instruments, Inc.	3,491	218,711
		672,933
Electronic Connectors — 0.8%
Amphenol Corp., Class A	7,286	417,706
Electronic Design Automation — 0.5%
Cadence Design Systems, Inc.†	8,813	214,156
Mentor Graphics Corp.	2,150	45,709
		259,865
Electronic Forms — 0.6%
Adobe Systems, Inc.†	3,656	350,208
Electronic Measurement Instruments — 0.2%
National Instruments Corp.	4,915	134,671
Electronic Parts Distribution — 0.2%
Tech Data Corp.†	1,325	95,201
Electronic Security Devices — 0.3%
Allegion PLC	2,505	173,922
Energy-Alternate Sources — 0.2%
Renewable Energy Group, Inc.†	500	4,415
REX American Resources Corp.†	2,100	125,643
		130,058
Engineering/R&D Services — 0.2%
EMCOR Group, Inc.	1,825	89,899
VSE Corp.	475	31,730
		121,629
Engines-Internal Combustion — 0.1%
Briggs & Stratton Corp.	2,700	57,186
Enterprise Software/Service — 0.9%
Tyler Technologies, Inc.†	1,357	226,225
Ultimate Software Group, Inc.†	1,027	215,968
Xactly Corp.†	3,250	41,633
		483,826
Entertainment Software — 0.6%
Activision Blizzard, Inc.	4,866	192,840
Take-Two Interactive Software, Inc.†	4,075	154,524
		347,364
Finance-Auto Loans — 0.0%
Credit Acceptance Corp.†	75	13,881
Finance-Consumer Loans — 0.3%
Nelnet, Inc., Class A	600	20,850
Synchrony Financial†	6,184	156,332
		177,182
Finance-Credit Card — 1.9%
MasterCard, Inc., Class A	5,171	455,358
Visa, Inc., Class A	8,060	597,810
		1,053,168
Finance-Investment Banker/Broker — 0.3%
Cowen Group, Inc., Class A†	1,925	5,698
E*TRADE Financial Corp.†	6,131	144,017
Investment Technology Group, Inc.	1,275	21,318
KCG Holdings, Inc., Class A†	1,425	18,953
		189,986
Finance-Other Services — 0.5%
Bats Global Markets, Inc.	525	13,487
Intercontinental Exchange, Inc.	749	191,714
WageWorks, Inc.†	1,050	62,801
		268,002
Financial Guarantee Insurance — 0.1%
MBIA, Inc.†	775	5,293
MGIC Investment Corp.†	7,488	44,554
NMI Holdings, Inc., Class A†	1,775	9,727
		59,574
Food-Canned — 0.0%
Seneca Foods Corp., Class A†	175	6,337
Food-Catering — 0.0%
US Foods Holding Corp.†	575	13,938
Food-Confectionery — 0.7%
Hershey Co.	3,531	400,733
Food-Dairy Products — 0.1%
Dean Foods Co.	2,175	39,346
Food-Flour & Grain — 0.1%
Post Holdings, Inc.†	425	35,143
Food-Misc./Diversified — 0.2%
Darling Ingredients, Inc.†	7,550	112,495
Food-Retail — 0.6%
Ingles Markets, Inc., Class A	750	27,975
Kroger Co.	8,582	315,732
		343,707
Food-Wholesale/Distribution — 0.4%
Sysco Corp.	4,248	215,544
Gambling (Non-Hotel) — 0.1%
Isle of Capri Casinos, Inc.†	4,200	76,944
Gas-Distribution — 0.2%
AGL Resources, Inc.	400	26,388
Southwest Gas Corp.	425	33,452

3

Spire, Inc.	500	35,420
		95,260
Home Furnishings — 0.1%
Leggett & Platt, Inc.	700	35,777
Hotels/Motels — 0.3%
Diamond Resorts International, Inc.†	525	15,729
Hilton Worldwide Holdings, Inc.	4,071	91,720
La Quinta Holdings, Inc.†	2,550	29,070
		136,519
Housewares — 0.1%
NACCO Industries, Inc., Class A	525	29,400
Human Resources — 0.2%
Barrett Business Services, Inc.	1,125	46,485
Cross Country Healthcare, Inc.†	4,125	57,420
TriNet Group, Inc.†	275	5,717
		109,622
Independent Power Producers — 0.1%
Dynegy, Inc.†	3,600	62,064
Ormat Technologies, Inc.	150	6,564
		68,628
Industrial Automated/Robotic — 0.0%
Hurco Cos., Inc.	325	9,045
Industrial Gases — 0.7%
Air Products & Chemicals, Inc.	2,562	363,906
Instruments-Controls — 1.1%
Honeywell International, Inc.	3,155	366,990
Sensata Technologies Holding NV†	6,625	231,146
		598,136
Insurance-Life/Health — 0.2%
American Equity Investment Life Holding Co.	1,200	17,100
CNO Financial Group, Inc.	2,725	47,578
Primerica, Inc.	725	41,499
		106,177
Insurance-Multi-line — 0.0%
Kemper Corp.	575	17,814
Insurance-Property/Casualty — 0.2%
Ambac Financial Group, Inc.†	125	2,057
First American Financial Corp.	450	18,099
Global Indemnity PLC†	175	4,818
Navigators Group, Inc.	400	36,788
ProAssurance Corp.	625	33,469
Stewart Information Services Corp.	100	4,141
		99,372
Insurance-Reinsurance — 0.0%
Aspen Insurance Holdings, Ltd.	200	9,276
Internet Application Software — 0.1%
Bazaarvoice, Inc.†	17,775	71,278
Internet Content-Entertainment — 1.5%
Facebook, Inc., Class A†	7,254	828,987
Internet Content-Information/News — 0.1%
WebMD Health Corp.†	625	36,319
Internet Security — 0.1%
AVG Technologies NV†	1,450	27,535
Rapid7, Inc.†	525	6,605
VASCO Data Security International, Inc.†	1,050	17,209
		51,349
Investment Management/Advisor Services — 0.2%
BlackRock, Inc.	347	118,858
Federated Investors, Inc., Class B	250	7,195
		126,053
Lasers-System/Components — 0.0%
Coherent, Inc.†	150	13,767
Leisure Games — 0.0%
Intrawest Resorts Holdings, Inc.†	200	2,596
Machine Tools & Related Products — 0.0%
Kennametal, Inc.	225	4,975
Machinery-Construction & Mining — 0.0%
Hyster-Yale Materials Handling, Inc.	175	10,411
Joy Global, Inc.	150	3,171
		13,582
Machinery-General Industrial — 0.4%
Applied Industrial Technologies, Inc.	625	28,212
DXP Enterprises, Inc.†	1,375	20,529
Kadant, Inc.	600	30,906
Roper Technologies, Inc.	921	157,086
		236,733
Medical Information Systems — 0.6%
athenahealth, Inc.†	2,220	306,382
Medical Instruments — 0.6%
Boston Scientific Corp.†	12,897	301,403
NuVasive, Inc.†	275	16,423
SurModics, Inc.†	1,525	35,807
		353,633
Medical Products — 0.1%
Orthofix International NV†	925	39,220
Penumbra, Inc.†	75	4,462
Wright Medical Group NV†	2,000	34,740
		78,422
Medical-Biomedical/Gene — 3.6%
Aduro Biotech, Inc.†	125	1,414
Alder Biopharmaceuticals, Inc.†	5,316	132,741
Amgen, Inc.	3,878	590,038
Applied Genetic Technologies Corp.†	75	1,060
Ardelyx, Inc.†	250	2,183
Arrowhead Pharmaceuticals, Inc.†	2,750	14,630
Atara Biotherapeutics, Inc.†	425	9,567
Bellicum Pharmaceuticals, Inc.†	1,075	13,932
Biogen, Inc.†	1,233	298,164
Blueprint Medicines Corp.†	300	6,075
Cambrex Corp.†	200	10,346
Celgene Corp.†	4,990	492,164
Coherus Biosciences, Inc.†	600	10,134
Dimension Therapeutics, Inc.†	750	4,500

4

Edge Therapeutics, Inc.†	825	8,341
Halozyme Therapeutics, Inc.†	1,000	8,630
Idera Pharmaceuticals, Inc.†	1,475	2,257
Infinity Pharmaceuticals, Inc.†	1,525	2,028
Intellia Therapeutics, Inc.†	200	4,270
Karyopharm Therapeutics, Inc.†	1,200	8,052
Kite Pharma, Inc.†	100	5,000
MacroGenics, Inc.†	500	13,495
Prothena Corp. PLC†	625	21,850
PTC Therapeutics, Inc.†	2,450	17,199
Puma Biotechnology, Inc.†	100	2,979
Regeneron Pharmaceuticals, Inc.†	650	226,999
Sage Therapeutics, Inc.†	450	13,558
Selecta Biosciences, Inc.†	1,200	16,788
Spark Therapeutics, Inc.†	150	7,669
Tokai Pharmaceuticals, Inc.†	675	3,719
Trius Therapeutics, Inc. CVR†(1)(3)	3,700	0
Ultragenyx Pharmaceutical, Inc.†	375	18,341
Versartis, Inc.†	425	4,700
		1,972,823
Medical-Drugs — 5.0%
AbbVie, Inc.	7,690	476,088
ACADIA Pharmaceuticals, Inc.†	1,050	34,083
Adamas Pharmaceuticals, Inc.†	750	11,355
Aimmune Therapeutics, Inc.†	750	8,115
Allergan PLC†	2,148	496,381
Amicus Therapeutics, Inc.†	1,300	7,098
Bristol-Myers Squibb Co.	8,287	609,509
Chimerix, Inc.†	300	1,179
Eli Lilly & Co.	6,650	523,687
FibroGen, Inc.†	675	11,077
Global Blood Therapeutics, Inc.†	725	12,028
Immune Design Corp.†	1,100	8,976
Intra-Cellular Therapies, Inc.†	425	16,498
Ironwood Pharmaceuticals, Inc.†	15,333	200,479
Mallinckrodt PLC†	4,233	257,282
Ophthotech Corp.†	325	16,585
Pacira Pharmaceuticals, Inc.†	450	15,178
Prestige Brands Holdings, Inc.†	250	13,850
Radius Health, Inc.†	425	15,619
Reata Pharmaceuticals, Inc., Class A†	900	17,775
Relypsa, Inc., Class A†	500	9,250
Synergy Pharmaceuticals, Inc.†	5,250	19,950
TherapeuticsMD, Inc.†	1,650	14,025
		2,796,067
Medical-Generic Drugs — 0.0%
Amphastar Pharmaceuticals, Inc.†	825	13,299
AveXis, Inc.†	250	9,505
		22,804
Medical-HMO — 0.2%
Molina Healthcare, Inc.†	1,275	63,622
Triple-S Management Corp., Class B†	825	20,155
WellCare Health Plans, Inc.†	275	29,502
		113,279
Medical-Hospitals — 0.9%
Community Health Systems, Inc.†	7,475	90,074
Universal Health Services, Inc., Class B	2,978	399,350
		489,424
Medical-Outpatient/Home Medical — 0.2%
Amsurg Corp.†	575	44,586
Civitas Solutions, Inc.†	1,975	41,139
		85,725
Medical-Wholesale Drug Distribution — 0.1%
Owens & Minor, Inc.	1,875	70,087
Metal Processors & Fabrication — 0.3%
Rexnord Corp.†	8,806	172,862
Metal Products-Distribution — 0.0%
Olympic Steel, Inc.	600	16,386
MRI/Medical Diagnostic Imaging — 0.1%
Alliance HealthCare Services, Inc.†	1,575	9,828
Surgical Care Affiliates, Inc.†	875	41,711
		51,539
Multimedia — 0.7%
Walt Disney Co.	3,699	361,836
Networking Products — 0.1%
Black Box Corp.	567	7,417
NETGEAR, Inc.†	950	45,163
Polycom, Inc.†	2,125	23,906
		76,486
Office Furnishings-Original — 0.0%
Interface, Inc.	536	8,174
Office Supplies & Forms — 0.2%
ACCO Brands Corp.†	10,600	109,498
Oil & Gas Drilling — 0.0%
Parker Drilling Co.†	2,525	5,782
Seadrill, Ltd.†	2,400	7,776
		13,558
Oil Companies-Exploration & Production — 0.3%
Anadarko Petroleum Corp.	1,128	60,066
Bill Barrett Corp.†	8,575	54,794
Denbury Resources, Inc.	11,175	40,118
EP Energy Corp., Class A†	175	907
Sanchez Energy Corp.†	2,700	19,062
Unit Corp.†	1,000	15,560
		190,507
Oil Refining & Marketing — 0.1%
Adams Resources & Energy, Inc.	150	5,775
Phillips 66	636	50,460
Western Refining, Inc.†	325	6,705
		62,940
Oil-Field Services — 0.4%
Archrock, Inc.	525	4,946
Halliburton Co.	1,386	62,772
MRC Global, Inc.†	3,325	47,248
NOW, Inc.†	1,000	18,140
Pioneer Energy Services Corp.†	2,200	10,120
SEACOR Holdings, Inc.†	900	52,155
		195,381

5

Paper & Related Products — 0.0%
Domtar Corp.	325	11,378
Pharmacy Services — 0.4%
Diplomat Pharmacy, Inc.†	6,006	210,210
Poultry — 0.1%
Pilgrim’s Pride Corp.	1,375	35,035
Sanderson Farms, Inc.	175	15,162
		50,197
Power Converter/Supply Equipment — 0.1%
Advanced Energy Industries, Inc.†	1,550	58,838
Printing-Commercial — 0.2%
Deluxe Corp.	875	58,074
Ennis, Inc.	1,950	37,401
		95,475
Protection/Safety — 0.0%
Landauer, Inc.	550	22,638
Publishing-Books — 0.1%
Houghton Mifflin Harcourt Co.†	1,950	30,478
Racetracks — 0.0%
Speedway Motorsports, Inc.	725	12,869
Real Estate Investment Trusts — 3.0%
American Assets Trust, Inc.	775	32,891
American Tower Corp.	4,849	550,895
Armada Hoffler Properties, Inc.	100	1,374
Ashford Hospitality Trust, Inc.	325	1,745
Capstead Mtg. Corp.	5,000	48,500
CBL & Associates Properties, Inc.	850	7,914
CoreSite Realty Corp.	1,550	137,469
CubeSmart	575	17,756
CyrusOne, Inc.	175	9,741
CYS Investments, Inc.	11,350	94,999
DCT Industrial Trust, Inc.	675	32,427
DiamondRock Hospitality Co.	825	7,450
EastGroup Properties, Inc.	375	25,845
EPR Properties	25	2,017
Equity LifeStyle Properties, Inc.	225	18,011
Equity One, Inc.	175	5,632
First Industrial Realty Trust, Inc.	425	11,824
Franklin Street Properties Corp.	725	8,896
Gladstone Commercial Corp.	175	2,956
Government Properties Income Trust	800	18,448
Gramercy Property Trust	1,050	9,681
Hersha Hospitality Trust	1,475	25,296
Highwoods Properties, Inc.	325	17,160
Hospitality Properties Trust	850	24,480
LTC Properties, Inc.	1,350	69,835
Mack-Cali Realty Corp.	750	20,250
Monogram Residential Trust, Inc.	750	7,658
National Retail Properties, Inc.	100	5,172
Pennsylvania Real Estate Investment Trust	450	9,653
Post Properties, Inc.	350	21,367
Potlatch Corp.	1,175	40,067
PS Business Parks, Inc.	150	15,912
Ramco-Gershenson Properties Trust	1,550	30,395
RLJ Lodging Trust	4,025	86,336
Saul Centers, Inc.	400	24,684
Silver Bay Realty Trust Corp.	200	3,406
Simon Property Group, Inc.	811	175,906
Summit Hotel Properties, Inc.	275	3,641
Taubman Centers, Inc.	275	20,405
		1,648,094
Real Estate Management/Services — 0.3%
Jones Lang LaSalle, Inc.	1,506	146,760
Real Estate Operations & Development — 0.1%
Alexander & Baldwin, Inc.	250	9,035
Forestar Group, Inc.†	3,450	41,020
St. Joe Co.†	175	3,101
		53,156
Recreational Vehicles — 0.4%
Polaris Industries, Inc.	2,649	216,582
Research & Development — 0.0%
INC Research Holdings, Inc., Class A†	525	20,018
Respiratory Products — 0.1%
Inogen, Inc.†	1,525	76,418
Retail-Apparel/Shoe — 0.3%
Abercrombie & Fitch Co., Class A	2,250	40,072
Children’s Place, Inc.	1,650	132,297
		172,369
Retail-Auto Parts — 0.3%
AutoZone, Inc.†	202	160,356
Retail-Building Products — 1.1%
Lowe’s Cos., Inc.	7,542	597,100
Retail-Catalog Shopping — 0.3%
Liberty Interactive Corp. QVC Group, Class A†	5,555	140,930
Retail-Discount — 1.2%
Big Lots, Inc.	1,125	56,374
Costco Wholesale Corp.	1,413	221,897
Dollar Tree, Inc.†	4,003	377,243
		655,514
Retail-Gardening Products — 0.4%
Tractor Supply Co.	2,226	202,967
Retail-Hair Salons — 0.1%
Regis Corp.†	6,250	77,812
Retail-Home Furnishings — 0.1%
Pier 1 Imports, Inc.	8,575	44,075
Retail-Jewelry — 0.0%
Movado Group, Inc.	775	16,802
Retail-Pawn Shops — 0.1%
Cash America International, Inc.	450	19,179
EZCORP, Inc., Class A†	1,701	12,860
		32,039
Retail-Regional Department Stores — 0.0%
Dillard’s, Inc., Class A	125	7,575
Retail-Restaurants — 1.6%
Bloomin’ Brands, Inc.	725	12,956
Bob Evans Farms, Inc.	1,525	57,874

6

Chipotle Mexican Grill, Inc.†	339	136,536
DineEquity, Inc.	75	6,358
Dunkin’ Brands Group, Inc.	4,018	175,265
Jack in the Box, Inc.	1,075	92,364
Ruby Tuesday, Inc.†	2,300	8,303
Sonic Corp.	3,175	85,884
Starbucks Corp.	5,737	327,697
		903,237
Retail-Video Rentals — 0.2%
Outerwall, Inc.	3,135	131,670
Rubber-Tires — 0.2%
Cooper Tire & Rubber Co.	3,500	104,370
Rubber/Plastic Products — 0.1%
Myers Industries, Inc.	250	3,600
Trinseo SA	650	27,904
		31,504
Satellite Telecom — 0.3%
DigitalGlobe, Inc.†	6,700	143,313
Savings & Loans/Thrifts — 0.5%
BankFinancial Corp.	150	1,799
Beneficial Bancorp, Inc.†	3,367	42,828
Capitol Federal Financial, Inc.	175	2,441
Charter Financial Corp.	575	7,636
First Defiance Financial Corp.	175	6,799
Flushing Financial Corp.	600	11,928
Investors Bancorp, Inc.	2,000	22,160
Meridian Bancorp, Inc.	4,900	72,422
Northfield Bancorp, Inc.	4,800	71,184
Oritani Financial Corp.	1,300	20,787
		259,984
Schools — 0.2%
K12, Inc.†	775	9,680
Strayer Education, Inc.†	1,675	82,292
		91,972
Security Services — 0.0%
Ascent Capital Group, Inc., Class A†	1,050	16,160
Semiconductor Components-Integrated Circuits — 0.1%
Integrated Device Technology, Inc.†	2,500	50,325
Semiconductor Equipment — 0.2%
Cohu, Inc.	3,532	38,322
Tessera Technologies, Inc.	475	14,554
Xcerra Corp.†	5,100	29,325
		82,201
Steel-Producers — 0.2%
Carpenter Technology Corp.	425	13,995
Commercial Metals Co.	425	7,183
Ryerson Holding Corp.†	1,075	18,813
Worthington Industries, Inc.	1,425	60,277
		100,268
Telecom Equipment-Fiber Optics — 0.0%
Acacia Communications, Inc.†	100	3,994
Harmonic, Inc.†	4,850	13,823
		17,817
Telecom Services — 0.1%
EarthLink Holdings Corp.	6,050	38,720
Vonage Holdings Corp.†	700	4,270
West Corp.	1,650	32,439
		75,429
Telecommunication Equipment — 0.4%
CommScope Holding Co., Inc.†	5,695	176,716
Plantronics, Inc.	1,525	67,100
		243,816
Telephone-Integrated — 0.2%
Cincinnati Bell, Inc.†	8,950	40,901
General Communication, Inc., Class A†	200	3,160
Windstream Holdings, Inc.	6,425	59,560
		103,621
Television — 0.1%
ION Media Networks, Inc.†(1)(3)(13)	2	2,311
Sinclair Broadcast Group, Inc., Class A	2,325	69,425
		71,736
Therapeutics — 0.2%
Axsome Therapeutics, Inc.†	1,050	7,917
Cara Therapeutics, Inc.†	700	3,367
Flexion Therapeutics, Inc.†	875	13,094
Mirati Therapeutics, Inc.†	400	2,184
Neurocrine Biosciences, Inc.†	825	37,496
Portola Pharmaceuticals, Inc.†	400	9,440
Proteostasis Therapeutics, Inc.†	450	5,459
Seres Therapeutics, Inc.†	350	10,168
Xencor, Inc.†	1,200	22,788
Zafgen, Inc.†	100	599
		112,512
Tobacco — 0.7%
Altria Group, Inc.	5,055	348,593
Universal Corp.	425	24,539
		373,132
Toys — 0.3%
JAKKS Pacific, Inc.†	1,300	10,283
Mattel, Inc.	4,198	131,355
		141,638
Transactional Software — 0.1%
ACI Worldwide, Inc.†	1,550	30,240
Transport-Air Freight — 0.0%
Atlas Air Worldwide Holdings, Inc.†	375	15,533
Transport-Rail — 0.4%
CSX Corp.	9,471	247,004
Transport-Services — 0.1%
Matson, Inc.	2,250	72,652
Transport-Truck — 0.1%
ArcBest Corp.	950	15,437
Swift Transportation Co.†	1,000	15,410
USA Truck, Inc.†	2,535	44,388
		75,235

7

Vitamins & Nutrition Products — 0.0%
Herbalife, Ltd.†	150	8,780
Water — 0.1%
American States Water Co.	1,825	79,971
Web Hosting/Design — 0.1%
Web.com Group, Inc.†	2,400	43,632
Web Portals/ISP — 2.8%
Alphabet, Inc., Class C†	2,268	1,569,683
Wireless Equipment — 0.2%
InterDigital, Inc.	1,000	55,680
Ubiquiti Networks, Inc.†	1,525	58,956
		114,636
Total Common Stocks (cost $35,648,284)		40,439,547
PREFERRED SECURITIES/CAPITAL SECURITIES — 0.6%
Diversified Banking Institutions — 0.5%
Societe Generale SA FRS 8.25% due 11/29/2018(2)	$270,000	267,300
Finance-Investment Banker/Broker — 0.0%
Lehman Brothers Holdings Capital Trust VII Escrow Security 5.86% due 11/30/2056†(3)	6,000	1
Insurance-Property/Casualty — 0.1%
ACE Capital Trust II 9.70% due 04/01/2030	35,000	50,925
Total Preferred Securities/Capital Securities (cost $335,528)		318,226
ASSET BACKED SECURITIES — 7.9%
Diversified Financial Services — 7.9%
Alternative Loan Trust FRS Series 2006-OC11, Class 2A2A 0.62% due 01/25/2037(4)	18,444	15,149
AmeriCredit Automobile Receivables Trust Series 2014-2, Class C 2.18% due 06/08/2020	5,000	5,024
Apidos CLO XXI FRS Series 2015-21A, Class A1 2.06% due 07/18/2027*(5)	255,000	254,098
Asset Backed Securities Corp. Home Equity Loan Trust FRS Series 2004-HE7, Class M2 2.03% due 10/25/2034(3)	2,892	2,714
Avery Point VI CLO, Ltd. FRS Series 2015-6A, Class A 2.08% due 08/05/2027*(5)	265,000	263,934
Banc of America Commercial Mtg. Trust VRS Series 2007-3, Class A4 5.93% due 02/10/2051(6)	26,879	27,781
BB-UBS Trust Series 2012-SHOW, Class A 3.43% due 11/05/2036*(6)	100,000	106,418
Bear Stearns Adjustable Rate Mtg. Trust FRS Series 2005-12, Class 12A1 2.75% due 02/25/2036(4)	41,617	37,305
Bear Stearns Commercial Mtg. Securities Trust Series 2006-PW14, Class A4 5.20% due 12/11/2038(6)	42,032	42,278
Bear Stearns Commercial Mtg. Securities Trust VRS Series 2007-PW17, Class A4 5.69% due 06/11/2050(6)	23,524	24,309
CAL Funding II, Ltd. Series 2012-1A, Class A 3.47% due 10/25/2027*	3,167	3,099
Cent CLO, Ltd. FRS Series 2014-22A, Class A1 2.11% due 11/07/2026*(5)	250,000	249,353
CFCRE Commercial Mtg. Trust Series 2016-C3, Class A3 3.87% due 01/10/2048(6)	39,000	43,075
Citigroup Commercial Mtg. Trust Series 2015-P1, Class A5 3.72% due 09/15/2048(6)	39,000	42,850
Citigroup Commercial Mtg. Trust Series 2014-GC21, Class A5 3.86% due 05/10/2047(6)	20,000	22,089
Citigroup Commercial Mtg. Trust VRS Series 2008-C7, Class A4 6.34% due 12/10/2049(6)	8,460	8,799
Citigroup Mtg. Loan Trust, Inc. FRS
Series 2006-AR1, Class 3A1
3.04% due 03/25/2036(4)	28,370	27,119
Citigroup/Deutsche Bank Commercial Mtg. Trust Series 2007-CD4, Class A4 5.32% due 12/11/2049(6)	30,483	30,803
Citigroup/Deutsche Bank Commercial Mtg. Trust VRS Series 2007-CD5, Class A4 5.89% due 11/15/2044(6)	28,107	29,141
Commercial Mtg. Loan Trust VRS Series 2008-LS1, Class A4B 6.30% due 12/10/2049(6)	23,224	24,090
Commercial Mtg. Trust Series 2015-LC19, Class A4 3.18% due 02/10/2048(6)	35,000	37,015
Commercial Mtg. Trust Series 2014-CR21, Class A3 3.53% due 12/10/2047(6)	45,267	48,896
Commercial Mtg. Trust Series 2014-UBS5, Class A4 3.84% due 09/10/2047(6)	43,000	47,041
Commercial Mtg. Trust Series 2013-300P, Class A1 4.35% due 08/10/2030*(6)	100,000	113,238
Commercial Mtg. Trust Series 2007-GG9, Class A4 5.44% due 03/10/2039(6)	25,027	25,257

8

Countrywide Home Loan Mtg. Pass Through Trust Series 2005-6, Class 1A11 5.25% due 02/25/2026(4)	407	407
Countrywide Home Loan Mtg. Pass Through Trust Series 2005-29, Class A1 5.75% due 12/25/2035(4)	12,617	10,949
Countrywide Home Loan Mtg. Pass Through Trust Series 2006-14, Class A3 6.25% due 09/25/2036(4)	816	719
Credit Suisse First Boston Mtg. Securities Corp. Series 2005-C3, Class AJ 4.77% due 07/15/2037(6)	90	90
CSAIL Commercial Mtg. Trust VRS Series 2015-C2, Class XA 1.03% due 06/15/2057(6)(7)	334,940	18,213
Domino’s Pizza Master Issuer LLC Series 2012-1A, Class A2 5.22% due 01/25/2042*(3)	14,753	15,184
Drive Auto Receivables Trust Series 2015-BA, Class B 2.12% due 06/17/2019*	30,000	30,061
First Horizon Alternative Mtg. Securities Trust FRS Series 2005-AA3, Class 3A1 2.73% due 05/25/2035(4)	45,822	41,122
First Investors Auto Owner Trust Series 2014-3A, Class A3 1.67% due 11/16/2020*	35,000	35,051
First Investors Auto Owner Trust Series 2014-3A, Class B 2.39% due 11/16/2020*	50,000	49,886
Ford Credit Floorplan Master Owner Trust Series 2014-1, Class B 1.40% due 02/15/2019	15,000	14,957
Ford Credit Floorplan Master Owner Trust Series 2014-4, Class A1 1.40% due 08/15/2019	7,000	7,011
GS Mtg. Securities Trust Series 2015-GS1, Class A3 3.73% due 11/10/2048(6)	46,000	50,847
GS Mtg. Securities Trust Series 2014-GC20, Class A5 4.00% due 04/10/2047(6)	40,000	44,501
GSAA Home Equity Trust FRS Series 2007-4, Class A1 0.55% due 03/25/2037(3)	69,663	35,533
GSR Mtg. Loan Trust FRS Series 2007-AR1, Class 2A1 2.90% due 03/25/2047(4)	9,252	7,614
GSR Mtg. Loan Trust FRS Series 2006-AR1, Class 2A1 2.93% due 01/25/2036(4)	19,790	18,310
GSR Mtg. Loan Trust FRS Series 2005-AR2, Class 1A2 2.97% due 04/25/2035(4)	14,353	13,661
GTP Acquisition Partners I LLC Series 2015-2, CLASS A 3.48% due 06/15/2050*	45,000	45,467
Impac CMB Trust FRS Series 2005-4, Class 1A1A 0.99% due 05/25/2035(4)	21,393	19,166
JP Morgan Chase Commercial Mtg. Securities Trust Series 2006-LDP9, Class A3 5.34% due 05/15/2047(6)	44,566	44,960
JP Morgan Chase Commercial Mtg. Securities Trust VRS Series 2007-CB19, Class A4 5.89% due 02/12/2049(6)	24,271	24,814
JP Morgan Chase Commercial Mtg. Securities Trust Series 2008-C2, Class A4 6.07% due 02/12/2051(6)	23,531	24,408
JPMBB Commercial Mtg. Securities Trust Series 2015-C28, Class A4 3.23% due 10/15/2048(6)	41,000	43,293
JPMBB Commercial Mtg. Securities Trust Series 2015-C29, Class A4 3.61% due 05/15/2048(6)	39,000	42,293
JPMBB Commercial Mtg. Securities Trust Series 2014-C22, Class A4 3.80% due 09/15/2047(6)	25,000	27,426
JPMBB Commercial Mtg. Securities Trust
Series 2014-C19, Class A4
4.00% due 04/15/2047(6)	60,000	66,769
LB-UBS Commercial Mtg. Trust VRS Series 2007-C6, Class A4 5.86% due 07/15/2040(6)	22,863	23,398
LB-UBS Commercial Mtg. Trust VRS Series 2008-C1, Class A2 6.25% due 04/15/2041(6)	30,212	31,847
Madison Park Funding XI, Ltd. FRS Series 2013-11A, Class A1A 1.92% due 10/23/2025*(5)	250,000	247,817
Magnetite IX, Ltd. FRS Series 2014-9A, Class A1 2.06% due 07/25/2026*(5)	270,000	269,594
Merrill Lynch Mtg. Investors Trust FRS Series 2005-A1, Class 2A1 2.76% due 12/25/2034(4)	11,328	11,279
ML-CFC Commercial Mtg. Trust Series 2007-5, Class A4 5.38% due 08/12/2048(6)	20,200	20,414
ML-CFC Commercial Mtg. Trust Series 2007-9, Class A4 5.70% due 09/12/2049(6)	23,723	24,677

9

Morgan Stanley BAML Trust Series 2016-C28, Class A4 3.54% due 01/15/2049(6)	39,000	42,218
Morgan Stanley Bank of America Merrill Lynch Trust VRS Series 2014-C19, Class XA 1.30% due 12/15/2047(6)(7)	99,038	6,029
Morgan Stanley Capital I Trust Series 2006-IQ12, Class A4 5.33% due 12/15/2043(6)	18,814	18,863
Morgan Stanley Capital I Trust VRS Series 2007-T25, Class A3 5.51% due 11/12/2049(6)	31,700	31,922
Morgan Stanley Capital I Trust VRS Series 2007-IQ14, Class A4 5.69% due 04/15/2049(6)	50,000	50,939
Morgan Stanley Capital I Trust Series 2007-IQ16, Class A4 5.81% due 12/12/2049(6)	20,718	21,512
Morgan Stanley Mtg. Loan Trust Series 2007-12, Class 3A22 6.00% due 08/25/2037(4)	13,788	11,915
MortgageIT Trust FRS Series 2005-4, Class A1 0.73% due 10/25/2035(4)	56,990	51,854
Nomura Asset Acceptance Corp Alternative Loan Trust FRS Series 2006-AF1, Class 3A1 3.91% due 06/25/2036(4)	40,173	30,085
NRP Mtg. Trust VRS Series 2013-1, Class A1 3.25% due 07/25/2043*(4)	9,172	9,213
NRZ Advance Receivables Trust Series 2015-T2, Class AT2 3.30% due 08/17/2048*	125,000	126,184
OneMain Financial Issuance Trust Series 2A, Class A 4.10% due 03/20/2028*	100,000	103,110
Option One Mtg. Loan Trust FRS Series 2006-3, Class 2A2 0.55% due 02/25/2037(3)	10,894	6,069
Renaissance Home Equity Loan Trust Series 2007-1, Class AF5 5.91% due 04/25/2037(3)(8)	62,321	31,784
RFMSI Series Trust Series 2006-S1, Class 1A3 5.75% due 01/25/2036(4)	1,509	1,496
RFMSI Trust FRS Series 2005-SA3, Class 1A 3.08% due 08/25/2035(4)	36,900	27,493
Santander Drive Auto Receivables Trust Series 2014-B, Class 4 1.82% due 05/15/2019	10,000	10,035
Santander Drive Auto Receivables Trust Series 2014-1, Class C 2.36% due 04/15/2020	25,000	25,144
Securitized Asset Backed Receivables LLC Trust FRS Series 2007-BR5, Class A2A 0.58% due 05/25/2037(3)	30,269	19,709
Sequoia Mtg. Trust FRS Series 2007-1, Class 2A1 2.76% due 02/20/2047(4)	36,081	30,652
Shackleton 2015-VIII CLO, Ltd. FRS Series 2015-8A, Class A1 2.14% due 10/20/2027*(5)	270,000	268,996
Soundview Home Loan Trust FRS Series 2006-3, Class A4 0.70% due 11/25/2036(3)	50,000	33,130
Treman Park CLO, Ltd. FRS Series 2015-1A, Class A 2.13% due 04/20/2027*(5)	275,000	274,586
WaMu Mtg. Pass-Through Certs. Trust FRS Series 2006-AR15, Class 2A 2.18% due 11/25/2046(4)	37,701	33,351
Wells Fargo Commercial Mtg. Trust Series 2014-LC16, Class A5 3.82% due 08/15/2050(6)	30,000	32,984
Wells Fargo Mtg. Backed Securities Trust FRS
Series 2006-AR14, Class 2A1
2.75% due 10/25/2036(4)	17,517	16,195
Wells Fargo Mtg. Backed Securities Trust FRS
Series 2004-X, Class 1A3
2.76% due 11/25/2034(4)	1,676	1,672
Wells Fargo Mtg. Backed Securities Trust FRS Series 2004-BB, Class A2 2.85% due 01/25/2035(4)	36,516	36,407
Wells Fargo Mtg. Backed Securities Trust FRS Series 2005-AR2, Class 2A2 2.87% due 03/25/2035(4)	25,978	26,171
Westlake Automobile Receivables Trust Series 2014-B, Class 2A 1.58% due 04/15/2020*	35,000	34,990
WF-RBS Commercial Mtg. Trust Series 2014-C20, Class A5 4.00% due 05/15/2047(6)	35,000	38,960
WF-RBS Commercial Mtg. Trust Series 2014-C19, Class A5 4.10% due 03/15/2047(6)	36,000	40,323
Total Asset Backed Securities (cost $4,361,252)		4,386,604
U.S. CORPORATE BONDS & NOTES — 8.1%
Aerospace/Defense — 0.0%
Lockheed Martin Corp. Senior Notes 2.50% due 11/23/2020	10,000	10,319

10

Lockheed Martin Corp. Senior Notes 4.70% due 05/15/2046	5,000	5,894
		16,213
Apparel Manufacturers — 0.0%
Hanesbrands, Inc. Company Guar. Notes 4.88% due 05/15/2026*	5,000	5,018
William Carter Co. Company Guar. Notes 5.25% due 08/15/2021	15,000	15,525
		20,543
Auto-Cars/Light Trucks — 0.3%
Ford Motor Co. Senior Notes 7.45% due 07/16/2031	30,000	40,226
Ford Motor Credit Co. LLC Senior Notes 1.50% due 01/17/2017	6,000	6,006
General Motors Co. Senior Notes 6.60% due 04/01/2036	20,000	22,934
General Motors Financial Co., Inc. Company Guar. Notes 2.40% due 04/10/2018	25,000	25,196
General Motors Financial Co., Inc. Company Guar. Notes 3.50% due 07/10/2019	30,000	31,042
General Motors Financial Co., Inc. Company Guar. Notes 4.75% due 08/15/2017	40,000	41,274
General Motors Financial Co., Inc. Company Guar. Notes 5.25% due 03/01/2026	15,000	16,306
		182,984
Banks-Super Regional — 0.4%
Capital One Financial Corp. Sub. Notes 4.20% due 10/29/2025	25,000	25,701
Capital One Financial Corp. Sub. Notes 6.15% due 09/01/2016	65,000	65,506
PNC Funding Corp. Company Guar. Notes 5.63% due 02/01/2017	25,000	25,618
SunTrust Banks, Inc. Senior Notes 3.50% due 01/20/2017	30,000	30,334
Wells Fargo & Co. Sub. Notes 4.40% due 06/14/2046	20,000	20,376
Wells Fargo & Co. Sub. Notes 4.90% due 11/17/2045	35,000	38,301
Wells Fargo & Co. Sub. Notes 5.61% due 01/15/2044	30,000	35,887
		241,723
Batteries/Battery Systems — 0.0%
EnerSys Company Guar. Notes 5.00% due 04/30/2023*	10,000	9,875
Brewery — 0.6%
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 1.90% due 02/01/2019	15,000	15,255
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 2.15% due 02/01/2019	5,000	5,107
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 3.30% due 02/01/2023	80,000	84,294
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 3.65% due 02/01/2026	45,000	48,206
Anheuser-Busch InBev Finance, Inc.
Company Guar. Notes
4.70% due 02/01/2036	25,000	28,093
Anheuser-Busch InBev Finance, Inc.
Company Guar. Notes
4.90% due 02/01/2046	85,000	99,606
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 2.50% due 07/15/2022	10,000	10,174
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 3.75% due 07/15/2042	15,000	15,009
Molson Coors Brewing Co. Company Guar. Notes 2.10% due 07/15/2021	5,000	5,015
Molson Coors Brewing Co. Company Guar. Notes 4.20% due 07/15/2046	5,000	5,021
		315,780
Broadcast Services/Program — 0.0%
Liberty Interactive LLC Senior Notes 8.25% due 02/01/2030	20,000	20,750
Building & Construction Products-Misc. — 0.1%
Standard Industries, Inc. Senior Notes 5.38% due 11/15/2024*	5,000	5,087
Standard Industries, Inc. Senior Notes 6.00% due 10/15/2025*	15,000	15,675
		20,762

11

Building Products-Wood — 0.0%
Masco Corp. Senior Notes 5.95% due 03/15/2022	9,000	10,063
Building-Heavy Construction — 0.1%
SBA Tower Trust Mtg. Notes 3.60% due 04/15/2043*	25,000	25,169
Building-Residential/Commercial — 0.1%
CalAtlantic Group, Inc. Company Guar. Notes 5.38% due 10/01/2022	15,000	15,262
Meritage Homes Corp. Company Guar. Notes 6.00% due 06/01/2025	5,000	5,025
Meritage Homes Corp. Company Guar. Notes 7.00% due 04/01/2022	5,000	5,400
		25,687
Cable/Satellite TV — 0.6%
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Bonds 5.25% due 09/30/2022	11,000	11,289
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 5.50% due 05/01/2026*	5,000	5,075
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 3.58% due 07/23/2020*	15,000	15,682
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 4.46% due 07/23/2022*	30,000	32,242
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 4.91% due 07/23/2025*	25,000	27,333
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 6.48% due 10/23/2045*	45,000	53,731
Comcast Corp. Company Guar. Notes 2.75% due 03/01/2023	35,000	36,654
Comcast Corp. Company Guar. Notes 4.25% due 01/15/2033	15,000	16,550
Comcast Corp. Company Guar. Notes 4.75% due 03/01/2044	5,000	5,830
Cox Communications, Inc. Senior Notes 3.25% due 12/15/2022*	5,000	4,986
Cox Communications, Inc. Senior Notes 3.85% due 02/01/2025*	30,000	30,216
DISH DBS Corp. Company Guar. Notes 5.00% due 03/15/2023	4,000	3,640
DISH DBS Corp. Company Guar. Notes 5.88% due 11/15/2024	15,000	13,950
DISH DBS Corp. Company Guar. Notes 6.75% due 06/01/2021	6,000	6,218
Time Warner Cable, Inc. Company Guar. Notes 4.50% due 09/15/2042	15,000	13,972
Time Warner Cable, Inc. Company Guar. Notes 5.88% due 11/15/2040	10,000	10,890
Time Warner Cable, Inc. Company Guar. Notes 6.75% due 07/01/2018	15,000	16,448
Time Warner Cable, Inc. Company Guar. Notes 8.75% due 02/14/2019	40,000	46,704
		351,410
Casino Hotels — 0.0%
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. Senior Notes 5.38% due 03/15/2022	15,000	15,094
Cellular Telecom — 0.1%
Sprint Communications, Inc. Company Guar. Notes 7.00% due 03/01/2020*	15,000	15,705
Sprint Communications, Inc. Company Guar. Notes 9.00% due 11/15/2018*	5,000	5,325
Sprint Corp. Company Guar. Notes 7.13% due 06/15/2024	10,000	7,975
T-Mobile USA, Inc. Company Guar. Notes 6.63% due 11/15/2020	10,000	10,312
		39,317
Commercial Services-Finance — 0.0%
Cardtronics, Inc. Company Guar. Notes 5.13% due 08/01/2022	10,000	9,900
Computers — 0.1%
Apple, Inc. Senior Notes 3.45% due 02/09/2045	15,000	14,095

12

Diamond 1 Finance Corp./Diamond 2 Finance Corp. Senior Sec. Notes 3.48% due 06/01/2019*	10,000	10,244
Diamond 1 Finance Corp./Diamond 2 Finance Corp. Senior Sec. Notes 8.35% due 07/15/2046*	10,000	10,751
		35,090
Containers-Paper/Plastic — 0.0%
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC Senior Sec. Notes 5.13% due 07/15/2023*	5,000	5,062
Data Processing/Management — 0.0%
First Data Corp. Senior Sec. Notes 5.38% due 08/15/2023*	10,000	10,155
Diagnostic Equipment — 0.0%
Thermo Fisher Scientific, Inc. Senior Notes 3.00% due 04/15/2023	15,000	15,313
Diversified Banking Institutions — 1.6%
Bank of America Corp. Senior Notes 1.95% due 05/12/2018	25,000	25,147
Bank of America Corp. Senior Notes 2.63% due 04/19/2021	15,000	15,230
Bank of America Corp. Senior Notes 5.65% due 05/01/2018	15,000	16,075
Bank of America Corp. Senior Notes 6.00% due 09/01/2017	10,000	10,513
Bank of America Corp. Sub. Notes 6.11% due 01/29/2037	100,000	118,695
Citigroup, Inc. Sub. Notes 4.40% due 06/10/2025	15,000	15,684
Citigroup, Inc. Sub. Notes 4.45% due 09/29/2027	50,000	51,506
Citigroup, Inc. Sub. Notes 4.60% due 03/09/2026	10,000	10,602
Citigroup, Inc. Senior Notes 4.65% due 07/30/2045	15,000	16,484
Citigroup, Inc. Sub. Notes 5.50% due 09/13/2025	45,000	50,442
Goldman Sachs Group, Inc. Senior Notes 2.60% due 04/23/2020	10,000	10,166
Goldman Sachs Group, Inc. Senior Notes 2.75% due 09/15/2020	40,000	40,830
Goldman Sachs Group, Inc. Senior Notes 2.88% due 02/25/2021	10,000	10,252
Goldman Sachs Group, Inc. Sub. Notes 5.15% due 05/22/2045	20,000	20,865
Goldman Sachs Group, Inc. Senior Notes 5.38% due 03/15/2020	37,000	41,156
Goldman Sachs Group, Inc. Senior Notes 6.13% due 02/15/2033	9,000	11,222
Goldman Sachs Group, Inc. Senior Notes 6.25% due 02/01/2041	15,000	19,412
Goldman Sachs Group, Inc. Sub. Notes 6.45% due 05/01/2036	20,000	23,622
Goldman Sachs Group, Inc. Sub. Notes 6.75% due 10/01/2037	28,000	34,539
JPMorgan Chase & Co.
Senior Notes
2.40% due 06/07/2021	40,000	40,559
JPMorgan Chase & Co
Senior Notes
2.70% due 05/18/2023	15,000	15,153
JPMorgan Chase & Co. Senior Notes 3.25% due 09/23/2022	34,000	35,544
JPMorgan Chase & Co. Sub. Notes 4.25% due 10/01/2027	35,000	37,031
JPMorgan Chase & Co. Senior Notes 4.35% due 08/15/2021	10,000	11,001
Morgan Stanley Senior Notes 1.88% due 01/05/2018	50,000	50,283
Morgan Stanley Senior Notes 2.65% due 01/27/2020	50,000	50,824
Morgan Stanley Senior Notes 3.70% due 10/23/2024	20,000	20,927
Morgan Stanley Senior Notes 3.88% due 01/27/2026	10,000	10,616
Morgan Stanley Sub. Notes 3.95% due 04/23/2027	20,000	20,226
Morgan Stanley Sub. Notes 4.35% due 09/08/2026	5,000	5,231
Morgan Stanley Senior Notes 4.75% due 03/22/2017	22,000	22,546

13

Morgan Stanley Sub. Notes 4.88% due 11/01/2022	5,000	5,475
		867,858
Electric-Generation — 0.0%
Emera US Finance LP Company Guar. Notes 4.75% due 06/15/2046*	5,000	5,075
Electric-Integrated — 0.2%
AES Corp. Senior Notes 4.88% due 05/15/2023	4,000	3,950
AES Corp. Senior Notes 5.50% due 03/15/2024	15,000	15,356
AES Corp. Senior Notes 8.00% due 06/01/2020	10,000	11,650
Exelon Corp. Senior Notes 2.85% due 06/15/2020	20,000	20,631
Progress Energy, Inc. Senior Notes 7.00% due 10/30/2031	20,000	26,932
Southern Co. Senior Notes 1.85% due 07/01/2019	10,000	10,127
Southern Co. Senior Notes 2.95% due 07/01/2023	5,000	5,183
Southern Co. Senior Notes 4.40% due 07/01/2046	5,000	5,375
		99,204
Electronic Components-Semiconductors — 0.0%
Intel Corp. Senior Notes 4.10% due 05/19/2046	10,000	10,397
Electronic Measurement Instruments — 0.0%
Fortive Corp. Company Guar. Notes 2.35% due 06/15/2021*	10,000	10,147
Enterprise Software/Service — 0.1%
Oracle Corp. Senior Notes 1.90% due 09/15/2021	30,000	30,110
Finance-Commercial — 0.1%
CIT Group, Inc. Senior Notes 5.50% due 02/15/2019*	20,000	20,925
Finance-Consumer Loans — 0.1%
Navient Corp. Senior Notes 8.45% due 06/15/2018	25,000	27,031
Synchrony Financial Senior Notes 2.60% due 01/15/2019	20,000	20,219
		47,250
Finance-Credit Card — 0.1%
Visa, Inc. Senior Notes 2.80% due 12/14/2022	15,000	15,825
Visa, Inc. Senior Notes 4.30% due 12/14/2045	20,000	23,155
		38,980
Finance-Investment Banker/Broker — 0.0%
Bear Stearns Cos. LLC Senior Notes 7.25% due 02/01/2018	10,000	10,901
Lehman Brothers Holdings, Inc. Escrow Notes 5.50% due 04/04/2016†	7,000	472
Lehman Brothers Holdings, Inc. Escrow Notes 6.75% due 12/28/2017†(3)	7,000	1
Lehman Brothers Holdings, Inc. Escrow Notes 7.50% due 05/11/2038†(3)	10,000	1
		11,375
Finance-Other Services — 0.1%
Intercontinental Exchange, Inc. Company Guar. Notes 2.75% due 12/01/2020	15,000	15,707
Nasdaq, Inc. Senior Notes 3.85% due 06/30/2026	5,000	5,080
		20,787
Food-Misc./Diversified — 0.0%
Kraft Heinz Foods Co. Company Guar. Notes 2.00% due 07/02/2018*	5,000	5,063
Kraft Heinz Foods Co. Company Guar. Notes 2.80% due 07/02/2020*	10,000	10,384
Kraft Heinz Foods Co. Company Guar. Notes 4.38% due 06/01/2046*	5,000	5,288
		20,735
Food-Wholesale/Distribution — 0.0%
Sysco Corp. Company Guar. Notes 2.50% due 07/15/2021	15,000	15,328
Funeral Services & Related Items — 0.0%
Service Corp. International Senior Notes 4.50% due 11/15/2020	10,000	10,175

14

Gas-Distribution — 0.0%
AmeriGas Partners LP/AmeriGas Finance Corp. Senior Notes 5.63% due 05/20/2024	10,000	10,075
Hazardous Waste Disposal — 0.0%
Clean Harbors, Inc. Company Guar. Notes 5.25% due 08/01/2020	20,000	20,475
Hospital Beds/Equipment — 0.0%
Kinetic Concepts, Inc./KCI USA, Inc. Senior Sec. Notes 7.88% due 02/15/2021*	15,000	15,947
Independent Power Producers — 0.0%
Calpine Corp. Senior Sec. Notes 5.88% due 01/15/2024*	2,000	2,080
NRG Energy, Inc. Company Guar. Notes 7.25% due 05/15/2026*	10,000	9,950
		12,030
Insurance Brokers — 0.0%
Marsh & McLennan Cos., Inc. Senior Notes 3.50% due 03/10/2025	5,000	5,196
Insurance-Mutual — 0.1%
Massachusetts Mutual Life Insurance Co. Sub. Notes 8.88% due 06/01/2039*	15,000	22,447
Insurance-Property/Casualty — 0.0%
Chubb INA Holdings, Inc. Company Guar. Notes 3.15% due 03/15/2025	10,000	10,442
Machinery-Construction & Mining — 0.0%
Oshkosh Corp. Company Guar. Notes 5.38% due 03/01/2025	5,000	5,137
Machinery-Farming — 0.0%
CNH Industrial Capital LLC Company Guar. Notes 4.38% due 11/06/2020	10,000	10,100
Medical Instruments — 0.0%
Medtronic, Inc. Company Guar. Notes 2.50% due 03/15/2020	5,000	5,186
Medtronic, Inc. Company Guar. Notes 4.38% due 03/15/2035	10,000	11,311
		16,497
Medical Products — 0.1%
Zimmer Biomet Holdings, Inc. Senior Notes 1.45% due 04/01/2017	35,000	35,022
Medical-Biomedical/Gene — 0.0%
Celgene Corp. Senior Notes 4.63% due 05/15/2044	5,000	5,201
Gilead Sciences, Inc. Senior Notes 3.25% due 09/01/2022	5,000	5,324
		10,525
Medical-Drugs — 0.1%
AbbVie, Inc. Senior Notes 3.20% due 05/14/2026	5,000	5,065
EMD Finance LLC Company Guar. Notes 2.95% due 03/19/2022*	25,000	25,614
		30,679
Medical-HMO — 0.3%
Aetna, Inc. Senior Notes 2.80% due 06/15/2023	5,000	5,107
Aetna, Inc. Senior Notes 4.25% due 06/15/2036	5,000	5,166
Anthem, Inc. Senior Notes 2.30% due 07/15/2018	25,000	25,360
Anthem, Inc.
Senior Notes
5.10% due 01/15/2044	25,000	28,102
UnitedHealth Group, Inc. Senior Notes 1.70% due 02/15/2019	25,000	25,264
UnitedHealth Group, Inc. Senior Notes 2.13% due 03/15/2021	35,000	35,659
UnitedHealth Group, Inc. Senior Notes 3.35% due 07/15/2022	15,000	16,047
UnitedHealth Group, Inc. Senior Notes 3.75% due 07/15/2025	10,000	10,971
		151,676
Medical-Hospitals — 0.1%
CHS/Community Health Systems, Inc. Senior Sec. Notes 5.13% due 08/01/2021	5,000	4,962
HCA, Inc. Senior Sec. Notes 3.75% due 03/15/2019	10,000	10,350
HCA, Inc. Company Guar. Notes 5.88% due 05/01/2023	4,000	4,260
HCA, Inc. Senior Sec. Notes 6.50% due 02/15/2020	15,000	16,594
LifePoint Health, Inc. Company Guar. Notes 5.88% due 12/01/2023	5,000	5,200

15

Tenet Healthcare Corp. Senior Sec. Notes 4.75% due 06/01/2020	10,000	10,243
Tenet Healthcare Corp. Senior Sec. Notes 6.00% due 10/01/2020	15,000	15,825
		67,434
Medical-Wholesale Drug Distribution — 0.0%
Cardinal Health, Inc. Senior Notes 1.95% due 06/15/2018	10,000	10,116
Metal-Aluminum — 0.0%
Kaiser Aluminum Corp. Company Guar. Notes 5.88% due 05/15/2024*	5,000	5,137
Multimedia — 0.1%
21st Century Fox America, Inc. Company Guar. Notes 3.70% due 10/15/2025	5,000	5,416
21st Century Fox America, Inc. Company Guar. Notes 6.20% due 12/15/2034	25,000	31,346
Historic TW, Inc. Company Guar. Notes 6.63% due 05/15/2029	30,000	39,128
		75,890
Networking Products — 0.0%
Cisco Systems, Inc. Senior Notes 2.20% due 02/28/2021	20,000	20,612
Oil Companies-Exploration & Production — 0.4%
Anadarko Petroleum Corp. Senior Notes 5.55% due 03/15/2026	25,000	27,607
Anadarko Petroleum Corp. Senior Notes 6.60% due 03/15/2046	15,000	18,113
Anadarko Petroleum Corp. Senior Notes 6.95% due 06/15/2019	15,000	16,622
Concho Resources, Inc. Company Guar. Notes 5.50% due 04/01/2023	5,000	5,012
Continental Resources, Inc. Company Guar. Notes 5.00% due 09/15/2022	5,000	4,887
Devon Energy Corp. Senior Notes 3.25% due 05/15/2022	35,000	33,943
Devon Energy Corp. Senior Notes 6.30% due 01/15/2019	5,000	5,417
EOG Resources, Inc. Senior Notes 4.15% due 01/15/2026	10,000	10,948
Hess Corp. Senior Notes 6.00% due 01/15/2040	10,000	10,341
Kerr-McGee Corp. Company Guar. Notes 6.95% due 07/01/2024	20,000	23,125
Noble Energy, Inc. Senior Notes 4.15% due 12/15/2021	10,000	10,515
Pioneer Natural Resources Co. Senior Notes 4.45% due 01/15/2026	25,000	27,237
WPX Energy, Inc. Senior Notes 5.25% due 09/15/2024	5,000	4,400
		198,167
Oil Companies-Integrated — 0.2%
ConocoPhillips Co. Company Guar. Notes 4.20% due 03/15/2021	15,000	16,241
ConocoPhillips Co. Company Guar. Notes 4.95% due 03/15/2026	25,000	28,348
Exxon Mobil Corp.
Senior Notes
2.22% due 03/01/2021	15,000	15,466
Exxon Mobil Corp. Senior Notes 2.73% due 03/01/2023	20,000	20,880
Exxon Mobil Corp. Senior Notes 3.04% due 03/01/2026	5,000	5,308
Marathon Oil Corp. Senior Notes 2.70% due 06/01/2020	15,000	14,125
Marathon Oil Corp. Senior Notes 2.80% due 11/01/2022	5,000	4,535
		104,903
Oil Refining & Marketing — 0.0%
Valero Energy Corp. Senior Notes 4.90% due 03/15/2045	10,000	9,262
Paper & Related Products — 0.0%
Clearwater Paper Corp. Company Guar. Notes 4.50% due 02/01/2023	3,000	2,914
Clearwater Paper Corp. Company Guar. Notes 5.38% due 02/01/2025*	10,000	10,000
		12,914
Pipelines — 0.4%
DCP Midstream Operating LP Company Guar. Notes 3.88% due 03/15/2023	10,000	9,100
Energy Transfer Equity LP Senior Sec. Notes 7.50% due 10/15/2020	23,000	24,380

16

Energy Transfer Partners LP Senior Notes 3.60% due 02/01/2023	5,000	4,791
Energy Transfer Partners LP Senior Notes 5.95% due 10/01/2043	15,000	14,495
Enterprise Products Operating LLC Company Guar. Notes 3.95% due 02/15/2027	5,000	5,303
Kinder Morgan, Inc. Company Guar. Notes 5.05% due 02/15/2046	20,000	19,011
MPLX LP Company Guar. Notes 4.50% due 07/15/2023*	3,000	2,908
MPLX LP Company Guar. Notes 4.88% due 12/01/2024*	5,000	4,871
Plains All American Pipeline LP/PAA Finance Corp. Senior Notes 2.85% due 01/31/2023	15,000	13,807
Plains All American Pipeline LP/PAA Finance Corp. Senior Notes 3.65% due 06/01/2022	15,000	14,710
Regency Energy Partners LP/Regency Energy Finance Corp. Company Guar. Notes 5.88% due 03/01/2022	25,000	26,741
Sunoco Logistics Partners Operations LP Company Guar. Notes 4.25% due 04/01/2024	10,000	10,101
Tesoro Logistics LP/Tesoro Logistics Finance Corp. Company Guar. Notes 5.50% due 10/15/2019	10,000	10,450
Tesoro Logistics LP/Tesoro Logistics Finance Corp. Company Guar. Notes 5.88% due 10/01/2020	4,000	4,110
Tesoro Logistics LP/Tesoro Logistics Finance Corp. Company Guar. Notes 6.25% due 10/15/2022	10,000	10,425
Texas Eastern Transmission LP Senior Notes 2.80% due 10/15/2022*	15,000	14,702
Western Gas Partners LP Senior Notes 4.65% due 07/01/2026	5,000	4,986
Williams Partners LP Senior Notes 3.60% due 03/15/2022	25,000	23,684
Williams Partners LP Senior Notes 4.30% due 03/04/2024	15,000	14,111
		232,686
Real Estate Investment Trusts — 0.3%
American Tower Corp. Senior Notes 3.40% due 02/15/2019	30,000	31,240
American Tower Corp. Senior Notes 3.45% due 09/15/2021	30,000	31,226
Brandywine Operating Partnership LP Company Guar. Notes 4.10% due 10/01/2024	10,000	10,190
Crown Castle International Corp. Senior Notes 3.70% due 06/15/2026	10,000	10,317
HCP, Inc. Senior Notes 4.20% due 03/01/2024	5,000	5,150
HCP, Inc. Senior Notes 6.00% due 01/30/2017	10,000	10,262
Liberty Property LP Senior Notes 3.38% due 06/15/2023	10,000	10,131
Liberty Property LP Senior Notes 4.13% due 06/15/2022	5,000	5,286
Ventas Realty LP Company Guar. Notes 3.50% due 02/01/2025	10,000	10,251
Ventas Realty LP/Ventas Capital Corp. Company Guar. Notes 4.75% due 06/01/2021	5,000	5,562
VEREIT Operating Partnership LP Company Guar. Notes 4.13% due 06/01/2021	15,000	15,647
Welltower, Inc. Senior Notes 4.50% due 01/15/2024	5,000	5,422
		150,684
Real Estate Operations & Development — 0.1%
Prologis LP Company Guar. Notes 3.35% due 02/01/2021	30,000	31,741
Rental Auto/Equipment — 0.1%
ERAC USA Finance LLC Company Guar. Notes 2.60% due 12/01/2021*	15,000	15,244
ERAC USA Finance LLC Company Guar. Notes 7.00% due 10/15/2037*	10,000	13,624
United Rentals North America, Inc. Senior Sec. Notes 4.63% due 07/15/2023	5,000	5,044

17

United Rentals North America, Inc. Company Guar. Notes 5.50% due 07/15/2025	5,000	4,925
		38,837
Retail-Auto Parts — 0.0%
AutoZone, Inc. Senior Notes 1.63% due 04/21/2019	5,000	5,026
Retail-Automobile — 0.0%
Group 1 Automotive, Inc. Company Guar. Notes 5.00% due 06/01/2022	10,000	9,850
Retail-Building Products — 0.1%
Lowe’s Cos., Inc. Senior Notes 2.50% due 04/15/2026	25,000	25,462
Lowe’s Cos., Inc. Senior Notes 3.70% due 04/15/2046	15,000	15,423
		40,885
Retail-Drug Store — 0.2%
CVS Health Corp. Senior Notes 2.13% due 06/01/2021	5,000	5,061
CVS Health Corp. Senior Notes 2.80% due 07/20/2020	25,000	26,032
CVS Health Corp. Senior Notes 3.88% due 07/20/2025	14,000	15,400
CVS Health Corp. Senior Notes 5.13% due 07/20/2045	20,000	24,811
CVS Pass-Through Trust Pass-Through Certs. 5.77% due 01/10/2033*	4,276	4,765
CVS Pass-Through Trust Pass-Through Certs. 5.93% due 01/10/2034*	7,994	9,268
Walgreens Boots Alliance, Inc. Senior Notes 2.60% due 06/01/2021	5,000	5,093
Walgreens Boots Alliance, Inc. Senior Notes 3.10% due 06/01/2023	5,000	5,093
		95,523
Retail-Restaurants — 0.0%
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC Company Guar. Notes 5.25% due 06/01/2026*	5,000	5,125
McDonald’s Corp. Senior Notes 2.75% due 12/09/2020	5,000	5,220
		10,345
Semiconductor Equipment — 0.0%
Lam Research Corp. Senior Notes 2.80% due 06/15/2021	15,000	15,356
Steel-Producers — 0.0%
United States Steel Corp. Senior Notes 7.38% due 04/01/2020	5,000	4,705
Telecommunication Equipment — 0.0%
CommScope, Inc. Senior Sec. Notes 4.38% due 06/15/2020*	5,000	5,150
Telephone-Integrated — 0.4%
AT&T, Inc. Senior Notes 1.75% due 01/15/2018	25,000	25,136
AT&T, Inc. Senior Notes 3.60% due 02/17/2023	10,000	10,432
AT&T, Inc. Senior Notes 3.80% due 03/15/2022	10,000	10,623
AT&T, Inc. Senior Notes 4.50% due 05/15/2035	15,000	15,345
AT&T, Inc. Senior Notes 4.75% due 05/15/2046	35,000	35,871
Verizon Communications, Inc. Senior Notes 4.27% due 01/15/2036	52,000	53,217
Verizon Communications, Inc. Senior Notes 4.67% due 03/15/2055	58,000	58,663
Verizon Communications, Inc. Senior Notes 5.01% due 08/21/2054	7,000	7,403
		216,690
Television — 0.1%
CBS Corp. Company Guar. Notes 4.00% due 01/15/2026	5,000	5,337
TEGNA Inc. Company Guar. Notes 5.13% due 10/15/2019	20,000	20,575
TEGNA, Inc. Company Guar. Notes 6.38% due 10/15/2023	10,000	10,625
		36,537
Tobacco — 0.0%
Reynolds American, Inc. Company Guar. Notes 3.25% due 06/12/2020	12,000	12,685

18

Transport-Rail — 0.1%
Kansas City Southern Company Guar. Notes 3.00% due 05/15/2023*	30,000	30,501
Norfolk Southern Corp. Senior Notes 2.90% due 06/15/2026	15,000	15,434
		45,935
Transport-Services — 0.1%
FedEx Corp. Company Guar. Notes 3.20% due 02/01/2025	5,000	5,206
FedEx Corp. Company Guar. Notes 4.10% due 02/01/2045	10,000	10,167
Ryder System, Inc. Senior Notes 2.65% due 03/02/2020	25,000	25,319
		40,692
Trucking/Leasing — 0.1%
Penske Truck Leasing Co. LP/PTL Finance Corp. Senior Notes 2.50% due 06/15/2019*	5,000	5,055
Penske Truck Leasing Co. LP/PTL Finance Corp. Senior Notes 4.88% due 07/11/2022*	36,000	39,259
		44,314
Total U.S. Corporate Bonds & Notes (cost $4,286,844)		4,477,560
FOREIGN CORPORATE BONDS & NOTES — 1.3%
Aerospace/Defense — 0.0%
BAE Systems PLC Senior Notes 4.75% due 10/11/2021*	10,000	11,165
Banks-Commercial — 0.2%
Bank of Nova Scotia Sub. Notes 4.50% due 12/16/2025	40,000	41,559
Credit Suisse AG Sub. Notes 5.40% due 01/14/2020	49,000	53,193
		94,752
Building Products-Wood — 0.0%
Norbord, Inc. Senior Sec. Notes 6.25% due 04/15/2023*	10,000	10,250
Diversified Banking Institutions — 0.2%
HSBC Holdings PLC Senior Notes 4.00% due 03/30/2022	25,000	26,279
HSBC Holdings PLC Senior Notes 5.10% due 04/05/2021	80,000	88,272
JPMorgan Chase & Co. Senior Notes 4.50% due 01/24/2022	10,000	11,128
Royal Bank of Scotland Group PLC Sub. Notes 6.13% due 12/15/2022	5,000	5,244
		130,923
Electric-Generation — 0.1%
Electricite de France SA Senior Notes 4.95% due 10/13/2045*	20,000	22,102
Finance-Leasing Companies — 0.0%
Aircastle, Ltd. Senior Notes 6.25% due 12/01/2019	2,000	2,170
Medical-Generic Drugs — 0.3%
Actavis Funding SCS Company Guar. Notes 2.35% due 03/12/2018	50,000	50,681
Actavis Funding SCS Company Guar. Notes 3.00% due 03/12/2020	35,000	36,097
Actavis Funding SCS Company Guar. Notes 3.45% due 03/15/2022	15,000	15,578
Mylan NV Company Guar. Notes 3.00% due 12/15/2018*	10,000	10,238
Mylan NV Company Guar. Notes 3.15% due 06/15/2021*	10,000	10,144
Mylan NV Company Guar. Notes 3.75% due 12/15/2020*	10,000	10,426
		133,164
Metal-Diversified — 0.0%
Rio Tinto Finance USA, Ltd. Company Guar. Notes 3.75% due 06/15/2025	5,000	5,230
Oil Companies-Exploration & Production — 0.0%
MEG Energy Corp. Company Guar. Notes 6.38% due 01/30/2023*	6,000	4,440
Oil Companies-Integrated — 0.4%
BP Capital Markets PLC Company Guar. Notes 2.52% due 01/15/2020	10,000	10,316
BP Capital Markets PLC Company Guar. Notes 2.75% due 05/10/2023	15,000	15,114
BP Capital Markets PLC Company Guar. Notes 3.06% due 03/17/2022	10,000	10,333
Cenovus Energy, Inc. Senior Notes 3.00% due 08/15/2022	30,000	27,386

19

Cenovus Energy, Inc. Senior Notes 5.20% due 09/15/2043	15,000	12,887
Cenovus Energy, Inc. Senior Notes 5.70% due 10/15/2019	10,000	10,577
Ecopetrol SA Senior Notes 5.88% due 05/28/2045	10,000	8,690
Petrobras Global Finance BV Company Guar. Notes 8.38% due 05/23/2021	30,000	30,960
Petroleos Mexicanos Company Guar. Notes 5.50% due 06/27/2044	38,000	34,335
Petroleos Mexicanos Company Guar. Notes 5.75% due 03/01/2018	20,000	20,913
Petroleos Mexicanos Company Guar. Notes 6.38% due 02/04/2021*	15,000	16,310
Statoil ASA Company Guar. Notes 3.95% due 05/15/2043	20,000	20,672
		218,493
Paper & Related Products — 0.0%
Cascades, Inc. Company Guar. Notes 5.75% due 07/15/2023*	10,000	9,625
Semiconductor Equipment — 0.0%
Sensata Technologies BV Company Guar. Notes 5.00% due 10/01/2025*	10,000	10,044
Steel-Producers — 0.0%
ArcelorMittal Senior Notes 6.13% due 06/01/2025	15,000	14,925
Tobacco — 0.1%
BAT International Finance PLC Company Guar. Notes 2.75% due 06/15/2020*	40,000	41,478
Transport-Rail — 0.0%
Canadian Pacific Railway Co. Senior Notes 9.45% due 08/01/2021	10,000	13,129
Wireless Equipment — 0.0%
Nokia Oyj Senior Notes 6.63% due 05/15/2039	10,000	10,575
Total Foreign Corporate Bonds & Notes (cost $724,671)		732,465
MUNICIPAL BONDS & NOTES — 0.4%
Chicago Transit Authority Revenue Bonds Series B 6.90% due 12/01/2040	20,000	25,866
Port Authority of New York & New Jersey Revenue Bonds Series 168 4.93% due 10/01/2051	11,000	13,992
Puerto Rico Commonwealth Government Employees Retirement System Revenue Bonds Series A 6.15% due 07/01/2038(3)	75,000	29,250
Puerto Rico Commonwealth Government Employees Retirement System Revenue Bonds Series A 6.20% due 07/01/2039(3)	25,000	9,750
State of California General Obligation Bonds 7.55% due 04/01/2039	45,000	71,135
State of California General Obligation Bonds 7.63% due 03/01/2040	10,000	15,807
State of Illinois General Obligation Bonds 5.10% due 06/01/2033	5,000	4,805
State of Illinois General Obligation Bonds 5.67% due 03/01/2018	15,000	15,806
University of California Revenue Bonds Series AJ 4.60% due 05/15/2031	15,000	17,551
Total Municipal Bonds & Notes (cost $195,028)		203,962
U.S. GOVERNMENT AGENCIES — 10.8%
Federal Home Loan Mtg. Corp. — 2.5%
2.12% due 02/01/2037 FRS	1,941	2,021
2.50% due 01/01/2028	4,607	4,782
2.50% due 04/01/2028	13,653	14,172
3.00% due 10/01/2042	10,956	11,532
3.00% due 11/01/2042	5,995	6,230
3.00% due 02/01/2043	19,251	19,999
3.00% due 08/01/2043	92,519	96,521
3.50% due 03/01/2042	3,979	4,204
3.50% due 09/01/2043	39,609	41,773
3.50% due July TBA	300,000	316,141
4.00% due 09/01/2040	7,491	8,054
4.00% due July TBA	200,000	213,969
4.50% due 01/01/2039	905	986
5.00% due 07/01/2021	20,964	21,663
5.50% due 07/01/2034	4,156	4,690

20

6.00% due 08/01/2036	3,921	4,450
6.50% due 05/01/2029	782	914
6.50% due 05/01/2036	23	26
7.50% due 08/01/2023	69	73
7.50% due 04/01/2028	836	997
Federal Home Loan Mtg. Corp. Multifamily Mtg. Trust
Series 2013-K502, Class B
2.64% due 03/25/2045 VRS*(6)	20,000	20,054
Series 2014-K503, Class B
3.01% due 10/25/2047 VRS*(6)	20,000	20,255
Series 2012-K706, Class B
4.03% due 11/25/2044 VRS*(6)	20,000	20,730
Series 2010-K8, Class B
5.25% due 09/25/2043 VRS*(6)	25,000	27,659
Federal Home Loan Mtg. Corp. Structured Agency Credit Risk
Series 2015-DNA2, Class M2
3.05% due 12/25/2027 FRS(4)	250,000	254,789
Series DNA3, Class M2
3.30% due 04/25/2028 FRS(4)	280,000	287,850
Federal Home Loan Mtg. Corp., REMIC
Series 3964, Class MD
2.00% due 01/15/2041(3)(4)	1,062	1,084
Series 1577, Class PK
6.50% due 09/15/2023(4)	2,225	2,438
Series 1226, Class Z
7.75% due 03/15/2022(4)	332	353
		1,408,409
Federal National Mtg. Assoc. — 6.2%
2.50% due 07/19/2031	100,000	103,459
2.50% due 02/01/2043	84,396	85,447
2.55% due 05/01/2037 FRS	3,193	3,344
2.58% due 10/01/2040 FRS	3,046	3,233
2.64% due 03/01/2027	24,436	25,412
2.78% due 03/01/2027	21,000	22,062
2.97% due 06/01/2027	35,000	37,355
2.97% due 06/01/2030	40,000	42,179
3.00% due 01/01/2028	11,882	12,479
3.00% due July TBA	700,000	727,313
3.13% due 02/01/2027	45,000	48,556
3.50% due 08/01/2026	14,298	15,166
3.50% due 09/01/2026	13,221	14,019
3.50% due 10/01/2028	16,810	17,962
3.50% due July TBA	1,200,000	1,265,312
4.00% due 11/01/2025	2,586	2,762
4.00% due 09/01/2040	6,700	7,212
4.00% due 11/01/2040	1,995	2,147
4.00% due 12/01/2040	25,291	27,206
4.00% due 10/01/2041	8,336	8,960
4.00% due 11/01/2041	9,550	10,267
4.00% due 01/01/2042	10,267	11,007
4.00% due 12/01/2043	23,163	25,350
4.00% due July TBA	200,000	214,338
4.50% due 11/01/2022	8,381	8,712
4.50% due 01/01/2039	2,715	2,962
4.50% due 06/01/2039	35,465	39,200
4.50% due 09/01/2039	5,309	5,809
4.50% due 09/01/2040	11,232	12,312
4.50% due 05/01/2041	5,356	5,857
4.50% due July TBA	200,000	218,249
5.00% due 06/01/2019	379	390
5.00% due 05/01/2035	958	1,066
5.00% due 06/01/2040	43,211	48,073
5.00% due 07/01/2040	9,881	11,003
5.00% due July TBA	100,000	111,106
5.50% due 11/01/2020	3,047	3,224
5.50% due 04/01/2021	47,208	50,839
5.50% due 12/01/2029	1,580	1,773
5.50% due 06/01/2035	112,949	128,974
5.50% due 08/01/2037	15,512	17,495
5.50% due 06/01/2038	8,465	9,605
6.00% due 06/01/2017	458	465
6.00% due 12/01/2033	7,040	8,175
6.00% due 05/01/2034	533	615
6.00% due 06/01/2040	207	237
6.50% due 08/01/2017	748	754
6.50% due 10/01/2037	252	306
7.00% due 06/01/2037	7,631	8,686
Federal National Mtg. Assoc., REMIC Series 2011-117, Class MA 2.00% due 08/25/2040(4)	9,854	9,928
		3,438,362
Government National Mtg. Assoc. — 2.1%
3.00% due July TBA	600,000	627,136
3.50% due July TBA	100,000	106,137
4.00% due 09/15/2041	237,866	258,135
4.50% due 06/15/2041	99,165	109,253
6.00% due 11/15/2031	47,796	54,708
7.00% due 05/15/2033	7,765	9,522
8.50% due 11/15/2017	36	37
9.00% due 11/15/2021	108	122
Government National Mtg. Assoc., REMIC
Series 2005-74, Class HB
7.50% due 09/16/2035(4)	166	195
Series 2005-74, Class HC
7.50% due 09/16/2035(4)	2,196	2,559
		1,167,804
Tennessee Valley Authority — 0.0%
1.75% due 10/15/2018	6,000	6,124
Total U.S. Government Agencies (cost $5,925,312)		6,020,699

21

U.S. GOVERNMENT TREASURIES — 2.4%
United States Treasury Bonds — 0.5%
2.88% due 08/15/2045(9)(11)		196,000	220,087
3.00% due 05/15/2045(9)		16,000	18,390
3.00% due 11/15/2045		46,000	52,893
			291,370
United States Treasury Notes — 1.9%
0.13% due 07/15/2024 TIPS(10)		357,659	361,254
0.25% due 01/15/2025 TIPS(10)		514,090	521,922
0.38% due 07/15/2025 TIPS(10)		186,622	192,163
			1,075,339
Total U.S. Government Treasuries (cost $1,302,457)			1,366,709
FOREIGN GOVERNMENT OBLIGATIONS — 0.9%
Central Bank — 0.1%
Bank of Thailand Notes 1.49% due 02/23/2018	THB	1,275,000	36,232
Sovereign — 0.8%
Brazil Notas do Tesouro Nacional Notes 6.00% due 08/15/2016(10)	BRL	301,680	95,619
Brazil Notas do Tesouro Nacional Series B Notes 6.00% due 08/15/2022(10)	BRL	104,428	32,605
Government of Japan Senior Bonds 0.10% due 08/15/2016	JPY	20,000,000	193,756
Oriental Republic of Uruguay Senior Notes 3.70% due 06/26/2037(10)	UYU	448,867	11,647
Oriental Republic of Uruguay Senior Notes 4.38% due 12/15/2028(10)	UYU	138	4
Republic of Argentina Senior Notes 2.26% due 12/31/2038(8)	EUR	25,000	17,007
Republic of Colombia Bonds 3.00% due 03/25/2033(10)	COP	45,663,061	13,647
Republic of South Africa Bonds 8.50% due 01/31/2037	ZAR	120,000	7,398
Republic of South Africa Bonds 8.75% due 01/31/2044	ZAR	270,000	16,791
Republic of Turkey Bonds 7.10% due 03/08/2023	TRY	95,000	29,988
Republic of Venezuela Senior Bonds 6.00% due 12/09/2020		10,000	4,063
United Mexican States Senior Notes 5.75% due 10/12/2049		20,000	22,100
			444,625

Total Foreign Government Obligations (cost $448,161)			480,857

Total Long-Term Investment Securities (cost $53,227,537)			58,426,629

SHORT-TERM INVESTMENT SECURITIES — 0.7%
Commercial Paper — 0.2%
BNP Paribas SA NY 0.27% due 07/01/16		100,000	100,000

Time Deposits — 0.5%
Euro Time Deposit with State Street Bank and Trust Co. 0.01% due 07/01/2016		305,000	305,000

Total Short-Term Investment Securities (cost $405,000)			405,000

REPURCHASE AGREEMENTS — 0.6%
Bank of America Securities LLC Joint Repurchase Agreement(14)		65,000	65,000
Barclays Capital, Inc. Joint Repurchase Agreement(14)		30,000	30,000
BNP Paribas SA Joint Repurchase Agreement(14)		65,000	65,000
Deutsche Bank AG Joint Repurchase Agreement(14)		60,000	60,000
RBS Securities, Inc. Joint Repurchase Agreement(14)		100,000	100,000
Total Repurchase Agreements (cost $320,000)			320,000

TOTAL INVESTMENTS (cost $53,952,537)(15)		106.6%	59,151,629
Liabilities in excess of other assets		(6.6)	(3,665,664)

NET ASSETS		100.0%	$55,485,965

†                      Non-income producing security

*                      Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At June 30, 2016, the aggregate value of these securities was $3,331,059 representing 6.0% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.

(1)              Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs (see Note 1).

(2)              Perpetual maturity - maturity date reflects the next call date.

(3)              Illiquid security.  At June 30, 2016, the aggregate value of these securities was $186,521 representing 0.3% of net assets.

(4)              Collateralized Mortgage Obligation

(5)              Collateralized Loan Obligation

22

(6)                                 Commercial Mortgage Backed Security

(7)                                 Interest Only

(8)                                 “Step-up” security where the rate increases (“steps-up”) at a predetermined rate.  Rate shown reflects the increased rate.

(9)                                 The security or a portion thereof was pledged as collateral to cover margin requirements for open swap contracts.

(10)                          Principal amount of security is adjusted for inflation.

(11)                          The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.

(12)                          Denominated in United States dollars unless otherwise indicated.

(13)                          Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 1. Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of June 30, 2016, the Multi-Managed Growth Portfolio held the following restricted securities:

Restricted Table

					Value	% of
	Acquistion		Acquistion		Per	Net
Description	Date	Shares	Cost	Value	Share	Assets
Common Stocks
ION Media Networks, Inc.	03/05/2014	2	$0	$2,311	1,155.74	0.00%

(14)                          See Note 2 for details of Joint Repurchase Agreements.

(15)                          See Note 4 for cost of investments on a tax basis.

BRL — Brazilian Real

CLO —  Collateralized Loan Obligation

COP —  Colombian Peso

CVR —Contingent Value Rights

EUR — Euro Dollar

JPY — Japanese Yen

REMIC  —  Real Estate Mortgage Investment Conduit

TBA — Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement date.

TIPS —  Treasury Inflation Protected Securities

THB—  Thailand Baht

TRY — Turkish Lira

UYU — Uruguayan Peso

ZAR — South African Rand

FRS  —  Floating Rate Security

VRS —  Variable Rate Security

The rates shown on FRS and VRS are the current interest rates at June 30, 2016 and unless noted otherwise, the dates shown are the original maturity dates.

23

Futures Contracts

Number						Unrealized
of			Expiration	Value at	Value as of	Appreciation
Contracts	Type	Description	Month	Trade Date	June 30, 2016	(Depreciation)

1	Short	Euro-Bund	September 2016	$182,565	$185,461	$(2,896)
3	Long	Russell 2000 Mini Index	September 2016	340,306	344,220	3,914
29	Long	U.S. Treasury 5 Year Notes	September 2016	3,482,914	3,542,758	59,844
17	Short	U.S. Treasury 10 Year Notes	September 2016	2,200,703	2,260,734	(60,031)
2	Short	U.S. Treasury 10 Year Ultra Bonds	September 2016	280,801	291,344	(10,543)
1	Long	U.S. Treasury Long Bonds	September 2016	162,679	172,344	9,665
1	Long	U.S. Treasury Ultra Bonds	September 2016	174,535	186,375	11,840
						$11,793

Forward Foreign Currency Contracts

Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized Depreciation
Bank of America, N.A.	MXN	1,270,000	USD	72,049	07/20/2016	$2,681	$—
	THB	870,000	USD	24,705	09/21/2016	—	(21)
	TRY	84,000	USD	28,033	09/21/2016	—	(629)
	ZAR	83,000	USD	5,562	07/20/2016	—	(56)
						2,681	(706)
Barclays Bank PLC	USD	24,674	THB	870,000	09/21/2016	53	—

BNP Paribas SA	BRL	15,000	USD	4,345	08/17/2016	—	(264)

Citibank N.A.	THB	1,285,000	USD	36,361	09/21/2016	—	(160)

Credit Agricole	BRL	100,000	USD	31,155	07/05/2016	24	—
	BRL	100,000	USD	29,579	08/02/2016	—	(1,282)
	USD	29,806	BRL	100,000	07/05/2016	1,324	—
						1,348	(1,282)
Deutsche Bank AG	CNY	80,000	USD	12,140	07/28/2016	134	—
	IDR	157,000,000	USD	11,502	09/21/2016	—	(282)
						134	(282)
Goldman Sachs International	BRL	100,000	USD	26,447	07/05/2016	—	(4,684)
	CNY	20,000	USD	3,042	07/28/2016	40	—
	USD	31,155	BRL	100,000	07/05/2016	—	(24)
	USD	46,364	IDR	628,000,000	09/21/2016	771	—
						811	(4,708)
HSBC Bank USA, N.A.	IDR	314,000,000	USD	23,131	09/21/2016	—	(436)
	UYU	362,000	USD	11,447	09/28/2016	5	—
						5	(436)
JPMorgan Chase Bank	USD	15,952	CNY	100,000	07/28/2016	—	(944)
	ZAR	280,000	USD	18,066	07/20/2016	—	(888)
						—	(1,832)
Morgan Stanley and Co., Inc.	BRL	295,000	USD	78,212	08/17/2016	—	(12,420)
	JPY	20,020,000	USD	178,381	08/15/2016	—	(15,733)
						—	(28,153)
Royal Bank of Canada	USD	67,831	MXN	1,270,000	07/20/2016	1,537	—

Standard Chartered Bank	IDR	157,000,000	USD	11,519	09/21/2016	—	(265)

State Street Bank and Trust Co.	COP	40,100,000	USD	13,380	07/21/2016	—	(298)

UBS AG	EUR	15,000	USD	17,042	09/21/2016	349	—

Net Unrealized Appreciation(Depreciation)						$6,918	$(38,386)

BRL — Brazilian Real

CNY — Chinese Yuan

COP — Colombian Peso

EUR — Euro Dollar

IDR — Indonesian Rupiah

JPY — Japanese Yen

MXN — Mexican Peso

THB — Thailand Baht

TRY — Turkish Lira

USD — United States Dollar

UYU — Uruguayan Peso

ZAR — South African Rand

24

Centrally Cleared Interest Rate Swap Contracts

			Rates Exchanged		Upfront Payments
	Notional Amount (000’s)	Termination Date	Payments Received by the Portfolio	Payments Made by the Portfolio	Made (Received) by the Portfolio	Unrealized Appreciation (Depreciation)
USD	137	06/15/2026	3 month LIBOR	1.63%	$—	$(3,383)

LIBOR — London Interbank Offered rate

USD — United States Dollar

Over the Counter Credit Default Swaps on  Sovereign Issues — Buy Protection(1)

Reference Obligation	Fixed Deal (Pay) Rate	Termination Date	Counterparty	Implied Credit Spread at June 30, 2016(2)	Notional Amount(3)	Value at June 30, 2016(4)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)

Federative Republic of Brazil Senior Notes 4.25% due 01/07/2025	(1.00)%	06/20/2021	Goldman Sachs International	3.08%	$15,000	$1,430	$1,677	$(247)
Republic of Columbia Senior Notes 10.38% due 01/28/2033	(1.00)	06/20/2021	Goldman Sachs International	2.02	5,000	$240	$306	$(66)
United Mexican States Senior Notes 5.95% due 03/19/2019	(1.00)	06/20/2018	Goldman Sachs International	0.71	20,000	(113)	(79)	(34)
						$1,557	$1,904	$(347)

(1)    If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)    Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling  protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

(3)    The maximum potential amount the Portfolio could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)    The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement have been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2016 (see Note1):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs	Level 3 Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Medical-Biomedical/Gene	$1,972,823	$—	$0	$1,972,823
Television	69,425	—	2,311	71,736
Other Industries	38,394,988	—	—	38,394,988
Preferred Securities/Capital Securities:
Finance-Investment Banker/Broker	—	—	1	1
Other Industries	—	318,225	—	318,225
Asset Backed Securities	—	4,386,604	—	4,386,604
U.S. Corporate Bonds & Notes:
Finance-Investment Banker/Broker	—	11,373	2	11,375
Other Industries	—	4,466,185	—	4,466,185
Foreign Corporate Bonds & Notes	—	732,465	—	732,465
Municipal Bond & Notes	—	203,962	—	203,962
U.S. Government Agencies	—	6,020,699	—	6,020,699
U.S. Government Treasuries	—	1,366,709	—	1,366,709
Foreign Government Obligations	—	480,857	—	480,857
Short-Term Investment Securities	—	405,000	—	405,000
Repurchase Agreements	—	320,000	—	320,000
Total Investments at Value	$40,437,236	$18,712,079	$2,314	$59,151,629

Other Financial Instruments:+
Futures Contracts	$85,263	$—	$—	$85,263
Forward Foreign Currency Contracts	—	6,918	—	6,918
Total Other Financial Instruments	$85,263	$6,918	$—	$92,181

LIABILITIES:
Other Financial Instruments:+
Futures Contracts	$73,470	$—	$—	$73,470
Forward Foreign Currency Contracts	—	38,386	—	38,386
Centrally Cleared Interest Rate Swap Contracts	—	3,383	—	3,383
Over the Counter Credit Default Swaps on Sovereign Issues — Buy Protection	—	347	—	347
Total Other Financial Instruments	$73,470	$42,116	$—	$115,586

* For a detailed presentation of investments, please refer to the Portfolio of Investments.

+ Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no material transfers between Levels during the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Portfolio.

See Notes to Portfolio of Investments

25

SEASONS SERIES TRUST MULTI-MANAGED MODERATE GROWTH PORTFOLIO

Portfolio of Investments — June 30, 2016 — (unaudited)

Security Description	Shares/ Principal Amount(14)	Value (Note 1)
COMMON STOCKS — 57.3%
Advertising Services — 0.0%
Marchex, Inc., Class B†	2,475	$7,871
Aerospace/Defense — 0.7%
Northrop Grumman Corp.	1,934	429,889
Teledyne Technologies, Inc.†	2,679	265,355
		695,244
Aerospace/Defense-Equipment — 0.2%
AAR Corp.	1,400	32,676
Curtiss-Wright Corp.	850	71,612
Moog, Inc., Class A†	775	41,788
		146,076
Airlines — 0.4%
Alaska Air Group, Inc.	1,425	83,063
United Continental Holdings, Inc.†	7,490	307,390
		390,453
Apparel Manufacturers — 0.3%
Carter’s, Inc.	2,606	277,461
Applications Software — 1.9%
Microsoft Corp.	22,483	1,150,455
MINDBODY, Inc., Class A†	2,275	36,718
NetSuite, Inc.†	3,411	248,321
Progress Software Corp.†	400	10,984
Salesforce.com, Inc.†	3,997	317,402
Twilio, Inc., Class A†	1,200	43,800
		1,807,680
Athletic Footwear — 0.3%
NIKE, Inc., Class B	5,814	320,933
Auto-Truck Trailers — 0.0%
Wabash National Corp.†	675	8,573
Auto/Truck Parts & Equipment-Original — 0.4%
American Axle & Manufacturing Holdings, Inc.†	475	6,878
Dana Holding Corp.	3,125	33,000
Delphi Automotive PLC	4,515	282,639
Tenneco, Inc.†	250	11,652
		334,169
Auto/Truck Parts & Equipment-Replacement — 0.1%
Douglas Dynamics, Inc.	3,900	100,347
Banks-Commercial — 1.6%
1st Source Corp.	710	22,997
BancFirst Corp.	1,025	61,828
BancorpSouth, Inc.	2,725	61,830
Banner Corp.	325	13,826
BBCN Bancorp, Inc.	900	13,428
Capital Bank Financial Corp., Class A	2,825	81,360
Cathay General Bancorp	1,075	30,315
Central Pacific Financial Corp.	4,175	98,530
Central Valley Community Bancorp	275	3,850
Chemical Financial Corp.	425	15,848
Citizens & Northern Corp.	275	5,561
City Holding Co.	675	30,692
CoBiz Financial, Inc.	725	8,483
CVB Financial Corp.	4,625	75,804
East West Bancorp, Inc.	43	1,470
FCB Financial Holdings, Inc., Class A†	5,125	174,250
First Commonwealth Financial Corp.	5,200	47,840
First Community Bancshares, Inc.	325	7,293
First Financial Bancorp	75	1,459
First Interstate BancSystem, Inc., Class A	300	8,430
FNB Corp.	1,675	21,004
Fulton Financial Corp.	1,150	15,525
Great Western Bancorp, Inc.	725	22,866
Guaranty Bancorp	450	7,515
Independent Bank Corp.	475	6,892
MainSource Financial Group, Inc.	350	7,718
OFG Bancorp	2,875	23,862
PacWest Bancorp	3,311	131,712
Park Sterling Corp.	875	6,204
Sierra Bancorp	300	5,007
Simmons First National Corp., Class A	425	19,629
Southside Bancshares, Inc.	199	6,142
Southwest Bancorp, Inc.	225	3,809
Suffolk Bancorp	1,422	44,523
TCF Financial Corp.	2,750	34,787
Trustmark Corp.	1,000	24,850
UMB Financial Corp.	425	22,614
Union Bankshares Corp.	3,859	95,356
Webster Financial Corp.	250	8,488
West Bancorporation, Inc.	1,000	18,590
Westamerica Bancorporation	3,150	155,169
Wilshire Bancorp, Inc.	1,825	19,016
		1,466,372
Banks-Mortgage — 0.0%
Walker & Dunlop, Inc.†	1,650	37,587
Beverages-Non-alcoholic — 0.7%
Coca-Cola Co.	13,889	629,588
Beverages-Wine/Spirits — 0.2%
Brown-Forman Corp., Class B	1,792	178,770
Broadcast Services/Program — 0.1%
Nexstar Broadcasting Group, Inc., Class A	950	45,201
Building & Construction Products-Misc. — 0.1%
Gibraltar Industries, Inc.†	1,575	49,723
Ply Gem Holdings, Inc.†	2,050	29,868
		79,591
Building Products-Cement — 0.5%
Continental Building Products, Inc.†	2,575	57,242
Vulcan Materials Co.	3,211	386,476
		443,718
Building-Heavy Construction — 0.0%
MasTec, Inc.†	1,450	32,364
Cable/Satellite TV — 1.0%
Comcast Corp., Class A	13,637	888,996
Casino Hotels — 0.1%
Boyd Gaming Corp.†	475	8,740
Red Rock Resorts, Inc., Class A†	2,425	53,302
		62,042
Cellular Telecom — 0.4%
T-Mobile US, Inc.†	8,574	370,997
Chemicals-Diversified — 0.5%
Innophos Holdings, Inc.	1,050	44,321
Koppers Holdings, Inc.†	825	25,352

1

PPG Industries, Inc.	3,610	375,981
		445,654
Chemicals-Fibers — 0.1%
Rayonier Advanced Materials, Inc.	5,850	79,502
Chemicals-Specialty — 0.1%
Minerals Technologies, Inc.	1,375	78,100
OMNOVA Solutions, Inc.†	3,200	23,200
		101,300
Commercial Services — 0.9%
Aramark	5,634	188,288
CoStar Group, Inc.†	984	215,161
HMS Holdings Corp.†	2,075	36,541
Medifast, Inc.	175	5,822
Nielsen Holdings PLC	4,708	244,675
ServiceMaster Global Holdings, Inc.†	4,810	191,438
		881,925
Commercial Services-Finance — 0.5%
Equifax, Inc.	1,035	132,894
Euronet Worldwide, Inc.†	325	22,487
EVERTEC, Inc.	425	6,604
MarketAxess Holdings, Inc.	900	130,860
S&P Global, Inc.	1,293	138,687
		431,532
Computer Aided Design — 0.4%
ANSYS, Inc.†	2,018	183,133
Aspen Technology, Inc.†	4,475	180,074
		363,207
Computer Data Security — 0.0%
Qualys, Inc.†	650	19,377
Computer Services — 0.8%
Amdocs, Ltd.	4,597	265,339
Barracuda Networks, Inc.†	1,650	24,981
Cognizant Technology Solutions Corp., Class A†	3,849	220,317
Convergys Corp.	2,600	65,000
Insight Enterprises, Inc.†	500	13,000
Manhattan Associates, Inc.†	600	38,478
Science Applications International Corp.	775	45,221
Unisys Corp.†	6,100	44,408
		716,744
Computer Software — 0.2%
SS&C Technologies Holdings, Inc.	6,430	180,554
Computers — 1.1%
Apple, Inc.	11,214	1,072,058
Consulting Services — 0.3%
Franklin Covey Co.†	500	7,665
Huron Consulting Group, Inc.†	675	40,783
Verisk Analytics, Inc.†	3,185	258,240
		306,688
Consumer Products-Misc. — 0.0%
CSS Industries, Inc.	550	14,746
Containers-Metal/Glass — 0.4%
Crown Holdings, Inc.†	6,915	350,383
Containers-Paper/Plastic — 0.4%
Berry Plastics Group, Inc.†	725	28,166
Graphic Packaging Holding Co.	8,400	105,336
Sealed Air Corp.	6,206	285,290
		418,792
Cosmetics & Toiletries — 0.8%
Colgate-Palmolive Co.	4,611	337,525
Estee Lauder Cos., Inc., Class A	4,478	407,588
		745,113
Cruise Lines — 0.2%
Norwegian Cruise Line Holdings, Ltd.†	4,910	195,614
Data Processing/Management — 0.2%
CSG Systems International, Inc.	2,725	109,845
Fair Isaac Corp.	975	110,184
		220,029
Diagnostic Kits — 0.1%
Quidel Corp.†	4,325	77,245
Dialysis Centers — 0.0%
American Renal Associates Holdings, Inc.†	750	21,728
Disposable Medical Products — 0.0%
Utah Medical Products, Inc.	250	15,750
Distribution/Wholesale — 0.1%
Essendant, Inc.	2,350	71,816
SiteOne Landscape Supply, Inc.†	325	11,047
Titan Machinery, Inc.†	3,825	42,648
		125,511
Diversified Manufacturing Operations — 0.5%
A.O. Smith Corp.	2,647	233,227
Actuant Corp., Class A	3,400	76,874
Dover Corp.	2,427	168,240
		478,341
Drug Delivery Systems — 0.0%
Heron Therapeutics, Inc.†	650	11,733
Revance Therapeutics, Inc.†	925	12,580
		24,313
E-Commerce/Products — 1.2%
Amazon.com, Inc.†	1,567	1,121,377
E-Commerce/Services — 0.5%
Priceline Group, Inc.†	376	469,402
RetailMeNot, Inc.†	3,326	25,644
		495,046
Electric Products-Misc. — 0.0%
Graham Corp.	77	1,418
Electric-Distribution — 0.0%
Spark Energy, Inc., Class A	1,000	33,050
Electric-Generation — 0.1%
Atlantic Power Corp.	21,400	53,072
Electric-Integrated — 0.2%
Avista Corp.	325	14,560
El Paso Electric Co.	1,300	61,451

2

NorthWestern Corp.	350	22,074
PNM Resources, Inc.	950	33,668
Portland General Electric Co.	1,925	84,931
		216,684
Electronic Components-Misc. — 0.2%
Bel Fuse, Inc., Class B	1,000	17,780
Benchmark Electronics, Inc.†	2,900	61,335
Sanmina Corp.†	1,675	44,907
Stoneridge, Inc.†	4,150	62,001
Vishay Intertechnology, Inc.	1,200	14,868
		200,891
Electronic Components-Semiconductors — 1.0%
Alpha & Omega Semiconductor, Ltd.†	4,150	57,809
Broadcom, Ltd.	1,874	291,220
Intersil Corp., Class A	3,675	49,760
InvenSense, Inc.†	16,250	99,612
Rovi Corp.†	7,725	120,819
Silicon Laboratories, Inc.†	225	10,967
Texas Instruments, Inc.	4,771	298,903
		929,090
Electronic Connectors — 0.6%
Amphenol Corp., Class A	9,234	529,385
Electronic Design Automation — 0.4%
Cadence Design Systems, Inc.†	11,995	291,478
Mentor Graphics Corp.	3,275	69,627
		361,105
Electronic Forms — 0.5%
Adobe Systems, Inc.†	4,625	443,029
Electronic Measurement Instruments — 0.2%
National Instruments Corp.	6,166	168,948
Electronic Parts Distribution — 0.2%
Tech Data Corp.†	2,000	143,700
Electronic Security Devices — 0.2%
Allegion PLC	3,088	214,400
Energy-Alternate Sources — 0.2%
Renewable Energy Group, Inc.†	750	6,623
REX American Resources Corp.†	3,175	189,960
		196,583
Engineering/R&D Services — 0.2%
EMCOR Group, Inc.	2,750	135,465
VSE Corp.	700	46,760
		182,225
Engines-Internal Combustion — 0.1%
Briggs & Stratton Corp.	4,050	85,779
Enterprise Software/Service — 0.7%
Tyler Technologies, Inc.†	1,719	286,575
Ultimate Software Group, Inc.†	1,294	272,115
Xactly Corp.†	4,925	63,089
		621,779
Entertainment Software — 0.5%
Activision Blizzard, Inc.	6,164	244,279
Take-Two Interactive Software, Inc.†	6,125	232,260
		476,539
Finance-Auto Loans — 0.0%
Credit Acceptance Corp.†	125	23,135
Finance-Consumer Loans — 0.2%
Nelnet, Inc., Class A	900	31,275
Synchrony Financial†	7,620	192,634
		223,909
Finance-Credit Card — 1.4%
MasterCard, Inc., Class A	6,509	573,183
Visa, Inc., Class A	10,156	753,270
		1,326,453
Finance-Investment Banker/Broker — 0.3%
Cowen Group, Inc., Class A†	2,925	8,658
E*TRADE Financial Corp.†	7,558	177,537
Investment Technology Group, Inc.	1,925	32,186
KCG Holdings, Inc., Class A†	2,150	28,595
		246,976
Finance-Other Services — 0.4%
Bats Global Markets, Inc.†	800	20,552
Intercontinental Exchange, Inc.	1,035	264,918
WageWorks, Inc.†	1,575	94,201
		379,671
Financial Guarantee Insurance — 0.1%
MBIA, Inc.†	1,175	8,025
MGIC Investment Corp.†	10,139	60,327
NMI Holdings, Inc., Class A†	2,700	14,796
		83,148
Food-Canned — 0.0%
Seneca Foods Corp., Class A†	250	9,053
Food-Catering — 0.0%
US Foods Holding Corp.†	850	20,604
Food-Confectionery — 0.6%
Hershey Co.	4,665	529,431
Food-Dairy Products — 0.1%
Dean Foods Co.	3,250	58,793
Food-Flour & Grain — 0.1%
Post Holdings, Inc.†	625	51,681
Food-Misc./Diversified — 0.2%
Darling Ingredients, Inc.†	11,400	169,860
Food-Retail — 0.5%
Ingles Markets, Inc., Class A	1,150	42,895
Kroger Co.	11,404	419,553
		462,448
Food-Wholesale/Distribution — 0.3%
Sysco Corp.	5,261	266,943
Gambling (Non-Hotel) — 0.1%
Isle of Capri Casinos, Inc.†	6,325	115,874
Gas-Distribution — 0.2%
AGL Resources, Inc.	600	39,582
Southwest Gas Corp.	650	51,161

3

Spire, Inc.	750	53,130
		143,873
Home Furnishings — 0.1%
Leggett & Platt, Inc.	1,075	54,943
Hotels/Motels — 0.2%
Diamond Resorts International, Inc.†	800	23,968
Hilton Worldwide Holdings, Inc.	5,043	113,619
La Quinta Holdings, Inc.†	3,825	43,605
		181,192
Housewares — 0.0%
NACCO Industries, Inc., Class A	775	43,400
Human Resources — 0.2%
Barrett Business Services, Inc.	1,675	69,211
Cross Country Healthcare, Inc.†	6,225	86,652
TriNet Group, Inc.†	400	8,316
		164,179
Independent Power Producers — 0.1%
Dynegy, Inc.†	5,425	93,527
Ormat Technologies, Inc.	225	9,846
		103,373
Industrial Automated/Robotic — 0.0%
Hurco Cos., Inc.	475	13,219
Industrial Gases — 0.5%
Air Products & Chemicals, Inc.	3,219	457,227
Instruments-Controls — 0.8%
Honeywell International, Inc.	4,072	473,655
Sensata Technologies Holding NV†	8,746	305,148
		778,803
Insurance-Life/Health — 0.2%
American Equity Investment Life Holding Co.	1,800	25,650
CNO Financial Group, Inc.	4,100	71,586
Primerica, Inc.	1,100	62,964
		160,200
Insurance-Multi-line — 0.0%
Kemper Corp.	875	27,108
Insurance-Property/Casualty — 0.2%
Ambac Financial Group, Inc.†	200	3,292
First American Financial Corp.	700	28,154
Global Indemnity PLC†	250	6,882
Navigators Group, Inc.	600	55,182
ProAssurance Corp.	925	49,534
Stewart Information Services Corp.	175	7,247
		150,291
Insurance-Reinsurance — 0.0%
Aspen Insurance Holdings, Ltd.	300	13,914
Internet Application Software — 0.1%
Bazaarvoice, Inc.†	26,800	107,468
Internet Content-Entertainment — 1.1%
Facebook, Inc., Class A†	9,073	1,036,862
Internet Content-Information/News — 0.1%
WebMD Health Corp.†	950	55,205
Internet Security — 0.1%
AVG Technologies NV†	2,200	41,778
Rapid7, Inc.†	800	10,064
VASCO Data Security International, Inc.†	1,575	25,814
		77,656
Investment Management/Advisor Services — 0.2%
BlackRock, Inc.	427	146,260
Federated Investors, Inc., Class B	400	11,512
		157,772
Lasers-System/Components — 0.0%
Coherent, Inc.†	225	20,651
Leisure Games — 0.0%
Intrawest Resorts Holdings, Inc.†	300	3,894
Machine Tools & Related Products — 0.0%
Kennametal, Inc.	325	7,186
Machinery-Construction & Mining — 0.0%
Hyster-Yale Materials Handling, Inc.	275	16,360
Joy Global, Inc.	225	4,756
		21,116
Machinery-General Industrial — 0.3%
Applied Industrial Technologies, Inc.	925	41,754
DXP Enterprises, Inc.†	2,050	30,607
Kadant, Inc.	900	46,359
Roper Technologies, Inc.	1,144	195,121
		313,841
Medical Information Systems — 0.4%
athenahealth, Inc.†	2,798	386,152
Medical Instruments — 0.5%
Boston Scientific Corp.†	16,254	379,856
NuVasive, Inc.†	425	25,381
SurModics, Inc.†	2,275	53,417
		458,654
Medical Products — 0.1%
Orthofix International NV†	1,400	59,360
Penumbra, Inc.†	100	5,950
Wright Medical Group NV†	3,025	52,544
		117,854
Medical-Biomedical/Gene — 2.7%
Aduro Biotech, Inc.†	175	1,979
Alder Biopharmaceuticals, Inc.†	6,380	159,309
Amgen, Inc.	4,867	740,514
Applied Genetic Technologies Corp.†	100	1,413
Ardelyx, Inc.†	375	3,274
Arrowhead Pharmaceuticals, Inc.†	4,150	22,078
Atara Biotherapeutics, Inc.†	650	14,631
Bellicum Pharmaceuticals, Inc.†	1,625	21,060
Biogen, Inc.†	1,554	375,788
Blueprint Medicines Corp.†	425	8,606
Cambrex Corp.†	325	16,812
Celgene Corp.†	6,244	615,846
Coherus Biosciences, Inc.†	900	15,201
Dimension Therapeutics, Inc.†	1,125	6,750

4

Edge Therapeutics, Inc.†	1,250	12,638
Halozyme Therapeutics, Inc.†	1,525	13,161
Idera Pharmaceuticals, Inc.†	2,225	3,404
Infinity Pharmaceuticals, Inc.†	2,300	3,059
Intellia Therapeutics, Inc.†	350	7,473
Karyopharm Therapeutics, Inc.†	1,825	12,246
Kite Pharma, Inc.†	150	7,500
MacroGenics, Inc.†	775	20,917
Prothena Corp. PLC†	925	32,338
PTC Therapeutics, Inc.†	3,700	25,974
Puma Biotechnology, Inc.†	200	5,958
Regeneron Pharmaceuticals, Inc.†	807	281,829
Sage Therapeutics, Inc.†	675	20,338
Selecta Biosciences, Inc.†	1,800	25,182
Spark Therapeutics, Inc.†	250	12,782
Tokai Pharmaceuticals, Inc.†	1,025	5,648
Trius Therapeutics, Inc. CVR†(1)(4)	6,700	0
Ultragenyx Pharmaceutical, Inc.†	550	26,900
Versartis, Inc.†	650	7,189
		2,527,797
Medical-Drugs — 3.8%
AbbVie, Inc.	9,716	601,518
ACADIA Pharmaceuticals, Inc.†	1,600	51,936
Adamas Pharmaceuticals, Inc.†	1,125	17,033
Aimmune Therapeutics, Inc.†	1,125	12,173
Allergan PLC†	2,709	626,023
Amicus Therapeutics, Inc.†	1,975	10,784
Bristol-Myers Squibb Co.	10,480	770,804
Chimerix, Inc.†	450	1,769
Eli Lilly & Co.	8,392	660,870
FibroGen, Inc.†	1,025	16,820
Global Blood Therapeutics, Inc.†	1,100	18,249
Immune Design Corp.†	1,650	13,464
Intra-Cellular Therapies, Inc.†	650	25,233
Ironwood Pharmaceuticals, Inc.†	19,042	248,974
Mallinckrodt PLC†	5,312	322,863
Ophthotech Corp.†	500	25,515
Pacira Pharmaceuticals, Inc.†	650	21,924
Prestige Brands Holdings, Inc.†	375	20,775
Radius Health, Inc.†	650	23,887
Reata Pharmaceuticals, Inc., Class A†	1,300	25,675
Relypsa, Inc.†	750	13,875
Synergy Pharmaceuticals, Inc.†	7,900	30,020
TherapeuticsMD, Inc.†	2,475	21,037
		3,581,221
Medical-Generic Drugs — 0.0%
Amphastar Pharmaceuticals, Inc.†	1,225	19,747
AveXis, Inc.†	375	14,258
		34,005
Medical-HMO — 0.2%
Molina Healthcare, Inc.†	1,925	96,057
Triple-S Management Corp., Class B†	1,250	30,538
WellCare Health Plans, Inc.†	400	42,912
		169,507
Medical-Hospitals — 0.7%
Community Health Systems, Inc.†	11,250	135,562
Universal Health Services, Inc., Class B	3,757	503,814
		639,376
Medical-Outpatient/Home Medical — 0.1%
Amsurg Corp.†	875	67,847
Civitas Solutions, Inc.†	2,950	61,449
		129,296
Medical-Wholesale Drug Distribution — 0.1%
Owens & Minor, Inc.	2,825	105,599
Metal Processors & Fabrication — 0.2%
Rexnord Corp.†	11,046	216,833
Metal Products-Distribution — 0.0%
Olympic Steel, Inc.	925	25,262
MRI/Medical Diagnostic Imaging — 0.1%
Alliance HealthCare Services, Inc.†	1,985	12,386
Surgical Care Affiliates, Inc.†	1,325	63,163
		75,549
Multimedia — 0.5%
Walt Disney Co.	4,626	452,515
Networking Products — 0.1%
Black Box Corp.	600	7,848
NETGEAR, Inc.†	1,450	68,933
Polycom, Inc.†	3,175	35,719
		112,500
Office Furnishings-Original — 0.0%
Interface, Inc.	807	12,307
Office Supplies & Forms — 0.2%
ACCO Brands Corp.†	15,975	165,022
Oil & Gas Drilling — 0.0%
Parker Drilling Co.†	3,925	8,988
Seadrill, Ltd.†	3,600	11,664
		20,652
Oil Companies-Exploration & Production — 0.3%
Anadarko Petroleum Corp.	1,400	74,550
Bill Barrett Corp.†	13,325	85,147
Denbury Resources, Inc.	16,850	60,491
EP Energy Corp., Class A†	250	1,295
Sanchez Energy Corp.†	4,075	28,770
Unit Corp.†	1,525	23,729
		273,982
Oil Refining & Marketing — 0.1%
Adams Resources & Energy, Inc.	175	6,737
Phillips 66	779	61,806
Western Refining, Inc.†	500	10,315
		78,858
Oil-Field Services — 0.3%
Archrock, Inc.	800	7,536
Halliburton Co.	1,713	77,582
MRC Global, Inc.†	4,975	70,695
NOW, Inc.†	1,500	27,210
Pioneer Energy Services Corp.†	3,300	15,180
SEACOR Holdings, Inc.†	1,350	78,232
		276,435

5

Paper & Related Products — 0.0%
Domtar Corp.	500	17,505
Pharmacy Services — 0.3%
Diplomat Pharmacy, Inc.†	7,290	255,150
Poultry — 0.1%
Pilgrim’s Pride Corp.	2,075	52,871
Sanderson Farms, Inc.	275	23,826
		76,697
Power Converter/Supply Equipment — 0.1%
Advanced Energy Industries, Inc.†	2,325	88,257
Printing-Commercial — 0.2%
Deluxe Corp.	1,325	87,940
Ennis, Inc.	2,950	56,581
		144,521
Protection/Safety — 0.0%
Landauer, Inc.	825	33,957
Publishing-Books — 0.1%
Houghton Mifflin Harcourt Co.†	2,925	45,718
Racetracks — 0.0%
Speedway Motorsports, Inc.	1,075	19,081
Real Estate Investment Trusts — 2.5%
American Assets Trust, Inc.	1,175	49,867
American Tower Corp.	6,065	689,045
Armada Hoffler Properties, Inc.	175	2,405
Ashford Hospitality Trust, Inc.	500	2,685
Capstead Mtg. Corp.	7,525	72,992
CBL & Associates Properties, Inc.	1,275	11,870
CoreSite Realty Corp.	2,350	208,421
CubeSmart	850	26,248
CyrusOne, Inc.	250	13,915
CYS Investments, Inc.	17,125	143,336
DCT Industrial Trust, Inc.	1,018	48,905
DiamondRock Hospitality Co.	1,250	11,288
EastGroup Properties, Inc.	550	37,906
EPR Properties	50	4,034
Equity LifeStyle Properties, Inc.	325	26,016
Equity One, Inc.	275	8,850
First Industrial Realty Trust, Inc.	625	17,387
Franklin Street Properties Corp.	1,100	13,497
Gladstone Commercial Corp.	250	4,223
Government Properties Income Trust	1,200	27,672
Gramercy Property Trust	1,575	14,522
Hersha Hospitality Trust	2,200	37,730
Highwoods Properties, Inc.	475	25,080
Hospitality Properties Trust	1,300	37,440
LTC Properties, Inc.	2,025	104,753
Mack-Cali Realty Corp.	1,150	31,050
Monogram Residential Trust, Inc.	1,125	11,486
National Retail Properties, Inc.	150	7,758
Pennsylvania Real Estate Investment Trust	675	14,479
Post Properties, Inc.	525	32,051
Potlatch Corp.	1,775	60,527
PS Business Parks, Inc.	225	23,868
Ramco-Gershenson Properties Trust	2,325	45,593
RLJ Lodging Trust	6,075	130,309
Saul Centers, Inc.	625	38,569
Silver Bay Realty Trust Corp.	275	4,683
Simon Property Group, Inc.	1,067	231,432
Summit Hotel Properties, Inc.	400	5,296
Taubman Centers, Inc.	425	31,535
		2,308,723
Real Estate Management/Services — 0.2%
Jones Lang LaSalle, Inc.	1,853	180,575
Real Estate Operations & Development — 0.1%
Alexander & Baldwin, Inc.	375	13,553
Forestar Group, Inc.†	5,200	61,828
St. Joe Co.†	250	4,430
		79,811
Recreational Vehicles — 0.3%
Polaris Industries, Inc.	3,486	285,015
Research & Development — 0.0%
INC Research Holdings, Inc., Class A†	775	29,551
Respiratory Products — 0.1%
Inogen, Inc.†	2,275	114,000
Retail-Apparel/Shoe — 0.3%
Abercrombie & Fitch Co., Class A	3,350	59,663
Children’s Place, Inc.	2,470	198,045
		257,708
Retail-Auto Parts — 0.2%
AutoZone, Inc.†	250	198,460
Retail-Building Products — 0.8%
Lowe’s Cos., Inc.	9,475	750,136
Retail-Catalog Shopping — 0.2%
Liberty Interactive Corp. QVC Group, Class A†	6,882	174,596
Retail-Discount — 0.9%
Big Lots, Inc.	1,700	85,187
Costco Wholesale Corp.	1,749	274,663
Dollar Tree, Inc.†	5,264	496,079
		855,929
Retail-Gardening Products — 0.3%
Tractor Supply Co.	2,758	251,474
Retail-Hair Salons — 0.1%
Regis Corp.†	9,425	117,341
Retail-Home Furnishings — 0.1%
Pier 1 Imports, Inc.	12,875	66,178
Retail-Jewelry — 0.0%
Movado Group, Inc.	1,175	25,474
Retail-Pawn Shops — 0.1%
Cash America International, Inc.	700	29,834
EZCORP, Inc., Class A†	2,735	20,677
		50,511
Retail-Regional Department Stores — 0.0%
Dillard’s, Inc., Class A	200	12,120
Retail-Restaurants — 1.3%
Bloomin’ Brands, Inc.	1,075	19,210
Bob Evans Farms, Inc.	2,275	86,336

6

Chipotle Mexican Grill, Inc.†	420	169,159
DineEquity, Inc.	125	10,598
Dunkin’ Brands Group, Inc.	4,979	217,184
Jack in the Box, Inc.	1,600	137,472
Ruby Tuesday, Inc.†	3,475	12,545
Sonic Corp.	4,775	129,164
Starbucks Corp.	7,569	432,341
		1,214,009
Retail-Video Rentals — 0.2%
Outerwall, Inc.	4,745	199,290
Rubber-Tires — 0.2%
Cooper Tire & Rubber Co.	5,275	157,300
Rubber/Plastic Products — 0.1%
Myers Industries, Inc.	400	5,760
Trinseo SA	1,000	42,930
		48,690
Satellite Telecom — 0.2%
DigitalGlobe, Inc.†	10,025	214,435
Savings & Loans/Thrifts — 0.4%
BankFinancial Corp.	225	2,698
Beneficial Bancorp, Inc.†	5,067	64,452
Capitol Federal Financial, Inc.	250	3,488
Charter Financial Corp.	875	11,620
First Defiance Financial Corp.	250	9,713
Flushing Financial Corp.	900	17,892
Investors Bancorp, Inc.	3,000	33,240
Meridian Bancorp, Inc.	7,400	109,372
Northfield Bancorp, Inc.	7,250	107,517
Oritani Financial Corp.	1,950	31,180
		391,172
Schools — 0.1%
K12, Inc.†	1,175	14,676
Strayer Education, Inc.†	2,525	124,053
		138,729
Security Services — 0.0%
Ascent Capital Group, Inc., Class A†	1,600	24,624
Semiconductor Components-Integrated Circuits — 0.1%
Integrated Device Technology, Inc.†	3,750	75,488
Semiconductor Equipment — 0.1%
Cohu, Inc.	5,444	59,067
Tessera Technologies, Inc.	700	21,448
Xcerra Corp.†	7,700	44,275
		124,790
Steel-Producers — 0.2%
Carpenter Technology Corp.	650	21,404
Commercial Metals Co.	625	10,563
Ryerson Holding Corp.†	1,625	28,437
Worthington Industries, Inc.	2,150	90,945
		151,349
Telecom Equipment-Fiber Optics — 0.0%
Acacia Communications, Inc.†	175	6,990
Harmonic, Inc.†	7,325	20,876
		27,866
Telecom Services — 0.1%
EarthLink Holdings Corp.	9,125	58,400
Vonage Holdings Corp.†	1,050	6,405
West Corp.	2,475	48,658
		113,463
Telecommunication Equipment — 0.3%
CommScope Holding Co., Inc.†	6,283	194,961
Plantronics, Inc.	2,300	101,200
		296,161
Telephone-Integrated — 0.2%
Cincinnati Bell, Inc.†	13,500	61,695
General Communication, Inc., Class A†	300	4,740
Windstream Holdings, Inc.	9,700	89,919
		156,354
Television — 0.1%
ION Media Networks, Inc.†(1)(2)(4)	4	4,623
Sinclair Broadcast Group, Inc., Class A	3,525	105,256
		109,879
Therapeutics — 0.2%
Axsome Therapeutics, Inc.†	1,600	12,064
Cara Therapeutics, Inc.†	1,075	5,171
Flexion Therapeutics, Inc.†	1,300	19,454
Mirati Therapeutics, Inc.†	600	3,276
Neurocrine Biosciences, Inc.†	1,225	55,676
Portola Pharmaceuticals, Inc.†	600	14,160
Proteostasis Therapeutics, Inc.†	675	8,188
Seres Therapeutics, Inc.†	525	15,251
Xencor, Inc.†	1,825	34,657
Zafgen, Inc.†	150	899
		168,796
Tobacco — 0.5%
Altria Group, Inc.	6,681	460,722
Universal Corp.	650	37,531
		498,253
Toys — 0.2%
JAKKS Pacific, Inc.†	2,115	16,730
Mattel, Inc.	5,200	162,708
		179,438
Transactional Software — 0.1%
ACI Worldwide, Inc.†	2,325	45,361
Transport-Air Freight — 0.0%
Atlas Air Worldwide Holdings, Inc.†	575	23,817
Transport-Rail — 0.3%
CSX Corp.	11,980	312,438
Transport-Services — 0.1%
Matson, Inc.	3,375	108,979
Transport-Truck — 0.1%
ArcBest Corp.	1,425	23,156
Swift Transportation Co.†	1,525	23,500
USA Truck, Inc.†	3,668	64,227
		110,883

7

Vitamins & Nutrition Products — 0.0%
Herbalife, Ltd.†	225		13,169
Water — 0.1%
American States Water Co.	2,750		120,505
Web Hosting/Design — 0.1%
Web.com Group, Inc.†	3,600		65,448
Web Portals/ISP — 2.1%
Alphabet, Inc., Class C†	2,827		1,956,567
Wireless Equipment — 0.2%
InterDigital, Inc.	1,500		83,520
Ubiquiti Networks, Inc.†	2,300		88,918
			172,438
Total Common Stocks (cost $47,972,323)			53,663,146
PREFERRED SECURITIES/CAPITAL SECURITIES — 1.2%
Banks-Commercial — 0.3%
Banco Bilbao Vizcaya Argentaria SA FRS 7.00% due 02/19/2019(3)(4)	EUR	200,000	190,721
Banco Santander SA FRS 6.25% due 03/12/2019(3)(4)	EUR	100,000	93,774
			284,495
Building Societies — 0.1%
Nationwide Building Society FRS 6.88% due 06/20/2019(3)	GBP	100,000	124,388
Diversified Banking Institutions — 0.7%
Credit Agricole SA FRS 8.13% due 12/23/2025*(3)	200,000		198,633
Credit Suisse Group AG FRS 6.25% due 12/18/2024(3)	225,000		211,742
Societe Generale SA FRS 8.25% due 11/29/2018(3)	200,000		198,000
			608,375
Finance-Investment Banker/Broker — 0.0%
Lehman Brothers Holdings Capital Trust VII Escrow Security 5.86% due 11/30/2056†(4)	8,000		1
Insurance-Property/Casualty — 0.1%
ACE Capital Trust II 9.70% due 04/01/2030	65,000		94,575
Total Preferred Securities/Capital Securities (cost $1,286,418)			1,111,834
ASSET BACKED SECURITIES — 13.9%
Diversified Financial Services — 13.9%
Alternative Loan Trust FRS Series 2006-OC11, Class 2A2A 0.62% due 01/25/2037(5)	64,555		53,023
AmeriCredit Automobile Receivables Trust Series 2014-2, Class C 2.18% due 06/08/2020	8,000		8,038
AMMC CLO XIV, Ltd. FRS Series 2014-14A, Class A1L 2.09% due 07/27/2026*(6)	250,000		248,771
Ares XXX CLO, Ltd. FRS Series 2014-30A, Class A2 1.48% due 04/20/2023*(6)	180,082		178,610
Asset Backed Securities Corp. Home Equity Loan Trust FRS Series 2004-HE7, Class M2 2.03% due 10/25/2034(4)	11,569		10,857
Atrium XI FRS Series 11-A, Class B 2.79% due 10/23/2025*(6)	250,000		249,122
Banc of America Commercial Mtg. Trust VRS Series 2007-3, Class A4 5.93% due 02/10/2051(7)	90,883		93,934
BB-UBS Trust Series 2012-SHOW, Class A 3.43% due 11/05/2036*(7)	200,000		212,835
Bear Stearns Adjustable Rate Mtg. Trust VRS Series 2005-12, Class 12A1 2.75% due 02/25/2036(5)	141,498		126,835
Bear Stearns Commercial Mtg. Securities Trust VRS Series 2007-PW17, Class A4 5.69% due 06/11/2050(7)	65,867		68,066
Bear Stearns Commercial Mtg. Securities Trust VRS Series 2007-PW16, Class A4 5.91% due 06/11/2040(7)	33,815		34,542
CAL Funding II, Ltd. Series 2012-1A, Class A 3.47% due 10/25/2027*	13,300		13,017
Carlyle Global Market Strategies CLO, Ltd. FRS Series 2015-2A,Class A1 2.10% due 04/27/2027*(6)	250,000		248,899
Carlyle Global Market Strategies CLO, Ltd. FRS Series 2014-4A, Class B 3.08% due 10/15/2026*(6)	250,000		249,399
Cent CLO, Ltd. FRS Series 2015-23A, Class A1 2.12% due 04/17/2026*(6)	250,000		248,537
CIFC Funding, Ltd. FRS Series 2014-2A, Class A1L 2.14% due 05/24/2026*(6)	250,000		248,631
Citigroup Commercial Mtg. Trust Series 2015-P1, Class A5 3.72% due 09/15/2048(7)	101,000		110,971
Citigroup Commercial Mtg. Trust Series 2014-GC19, Class A4 4.02% due 03/10/2047(7)	65,000		72,433
Citigroup Commercial Mtg. Trust VRS Series 2008-C7, Class A4 6.34% due 12/10/2049(7)	29,609		30,797

8

Citigroup Mtg. Loan Trust, Inc. FRS Series 2006-AR1, Class 3A1 3.04% due 03/25/2036(5)	78,018	74,579
Citigroup/Deutsche Bank Commercial Mtg. Trust Series 2007-CD4, Class A4 5.32% due 12/11/2049(7)	102,879	103,960
Citigroup/Deutsche Bank Commercial Mtg. Trust VRS Series 2007-CD5, Class A4 5.89% due 11/15/2044(7)	94,860	98,352
Commercial Mtg. Loan Trust VRS Series 2008-LS1, Class A4B 6.30% due 12/10/2049(7)	72,989	75,711
Commercial Mtg. Trust Series 2015-LC19, Class A4 3.18% due 02/10/2048(7)	90,000	95,182
Commercial Mtg. Trust Series 2013-WWP, Class A2 3.42% due 03/10/2031*(7)	105,000	112,281
Commercial Mtg. Trust Series 2014-CR21, Class A3 3.53% due 12/10/2047(7)	125,267	135,311
Commercial Mtg. Trust Series 2014-UBS2, Class A5 3.96% due 03/10/2047(7)	123,000	135,501
Commercial Mtg. Trust Series 2014-CR17, Class A5 3.98% due 05/10/2047(7)	60,000	66,695
Commercial Mtg. Trust Series 2007-GG9, Class A4 5.44% due 03/10/2039(7)	87,596	88,401
Countrywide Home Loan Mtg. Pass Through Trust Series 2005-6, Class 1A11 5.25% due 02/25/2026(5)	407	407
Countrywide Home Loan Mtg. Pass Through Trust Series 2005-29, Class A1 5.75% due 12/25/2035(5)	51,892	45,031
Countrywide Home Loan Mtg. Pass Through Trust Series 2006-14, Class A3 6.25% due 09/25/2036(5)	2,705	2,383
Credit Suisse First Boston Mtg. Securities Corp. Series 2005-C3, Class AJ 4.77% due 07/15/2037(7)	359	359
CSAIL Commercial Mtg. Trust VRS Series 2015-C2, Class XA 1.03% due 06/15/2057(7)(8)	1,034,460	56,251
Domino’s Pizza Master Issuer LLC Series 2012-1A, Class A2 5.22% due 01/25/2042*(4)	45,440	46,766
Drive Auto Receivables Trust Series 2015-BA, Class B 2.12% due 06/17/2019*	85,000	85,174
First Horizon Alternative Mtg. Securities Trust FRS Series 2005-AA3, Class 3A1 2.73% due 05/25/2035(5)	128,302	115,142
First Investors Auto Owner Trust Series 2014-1A, Class A3 1.49% due 01/15/2020*	21,928	21,904
First Investors Auto Owner Trust Series 2014-3A, Class A3 1.67% due 11/16/2020*	115,000	115,167
First Investors Auto Owner Trust Series 2013-1A, Class B 1.81% due 10/15/2018*	12,914	12,916
First Investors Auto Owner Trust Series 2014-3A, Class B 2.39% due 11/16/2020*	155,000	154,647
Ford Credit Auto Owner Trust Series 2013-D, Class B 1.54% due 03/15/2019	6,000	6,015
Ford Credit Floorplan Master Owner Trust Series 2014-1, Class B 1.40% due 02/15/2019	40,000	39,885
Ford Credit Floorplan Master Owner Trust Series 2014-4, Class A1 1.40% due 08/15/2019	12,000	12,018
Galaxy XIX CLO, Ltd. FRS Series 2015-19A, Class A1A 2.19% due 01/24/2027*(6)	250,000	249,432
GS Mtg. Securities Corp. II
Series 2012-BWTR, Class A
2.95% due 11/05/2034*(7)	110,000	114,903
GS Mtg. Securities Corp. II Series 2005-ROCK, Class A 5.37% due 05/03/2032*(7)	30,000	36,450
GS Mtg. Securities Trust Series 2012-GCJ7, Class A4 3.38% due 05/10/2045(7)	90,000	96,603
GS Mtg. Securities Trust Series 2015-GS1, Class A3 3.73% due 11/10/2048(7)	120,000	132,645
GS Mtg. Securities Trust Series 2014-GC20, Class A5 4.00% due 04/10/2047(7)	115,000	127,939
GSAA Home Equity Trust FRS Series 2007-4, Class A1 0.55% due 03/25/2037(4)	214,149	109,232
GSR Mtg. Loan Trust VRS Series 2006-AR2, Class 3A1 2.86% due 04/25/2036(5)	10,985	9,153
GSR Mtg. Loan Trust VRS Series 2007-AR1, Class 2A1 2.90% due 03/25/2047(5)	35,686	29,368
GSR Mtg. Loan Trust VRS Series 2006-AR1, Class 2A1 2.94% due 01/25/2036(5)	53,873	49,843
GSR Mtg. Loan Trust VRS Series 2005-AR2, Class 1A2 2.98% due 04/25/2035(5)	47,843	45,535

9

GTP Acquisition Partners I LLC Series 2015-2, CLASS A 3.48% due 06/15/2050*	135,000	136,401
Hilton USA Trust Series 2013-HLT, Class AFX 2.66% due 11/05/2030*(7)	160,000	160,683
Impac CMB Trust FRS Series 2005-4, Class 1A1A 0.99% due 05/25/2035(5)	76,065	68,148
JP Morgan Chase Commercial Mtg. Securities Trust Series 2012-WLDN, Class A 3.91% due 05/05/2030*(7)	97,928	105,207
JP Morgan Chase Commercial Mtg. Securities Trust Series 2013-C16, Class A4 4.17% due 12/15/2046(7)	64,000	72,039
JP Morgan Chase Commercial Mtg. Securities Trust Series 2006-LDP9, Class A3 5.34% due 05/15/2047(7)	147,067	148,368
JP Morgan Chase Commercial Mtg. Securities Trust VRS Series 2007-CB19, Class A4 5.89% due 02/12/2049(7)	92,229	94,294
JP Morgan Chase Commercial Mtg. Securities Trust Series 2008-C2, Class A4 6.07% due 02/12/2051(7)	80,005	82,988
JPMBB Commercial Mtg. Securities Trust Series 2015-C28, Class A4 3.23% due 10/15/2048(7)	106,000	111,927
JPMBB Commercial Mtg. Securities Trust Series 2014-C22, Class A4 3.80% due 09/15/2047(7)	60,000	65,823
LB-UBS Commercial Mtg. Trust Series 2007-C2, Class A3 5.43% due 02/15/2040(7)	44,551	45,183
LB-UBS Commercial Mtg. Trust VRS Series 2007-C6, Class A4 5.86% due 07/15/2040(7)	76,211	77,992
LB-UBS Commercial Mtg. Trust VRS Series 2008-C1, Class A2 6.25% due 04/15/2041(7)	107,899	113,738
LSTAR Securities Investment Trust FRS Series 2015-2, Class A 2.46% due 01/01/2020*(5)	86,455	85,345
LSTAR Securities Investment Trust FRS Series 2015-4, Class A1 2.46% due 04/01/2020*(5)	83,295	81,629
LSTAR Securities Investment Trust FRS Series 2015-9, Class A1 2.47% due 10/01/2020*(5)	135,171	132,690
Madison Park Funding XI, Ltd. FRS Series 2013-11A, Class A1A 1.92% due 10/23/2025*(6)	250,000	247,818
Merrill Lynch Mtg. Investors Trust VRS Series 2005-A2, Class A2 2.65% due 02/25/2035(5)	59,938	59,766
Merrill Lynch Mtg. Investors Trust VRS Series 2005-A1, Class 2A1 2.76% due 12/25/2034(5)	36,816	36,656
ML-CFC Commercial Mtg. Trust Series 2007-5, Class A4 5.38% due 08/12/2048(7)	101,000	102,072
ML-CFC Commercial Mtg. Trust Series 2007-9, Class A4 5.70% due 09/12/2049(7)	47,534	49,445
ML-CFC Commercial Mtg. Trust VRS Series 2007-7, Class A4 5.81% due 06/12/2050(7)	63,221	65,071
Morgan Stanley Bank of America Merrill Lynch Trust VRS Series 2014-C19, Class XA 1.30% due 12/15/2047(7)(8)	292,161	17,786
Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C14, Class A5 4.06% due 02/15/2047(7)	20,000	22,352
Morgan Stanley Capital I Trust Series 2014-MP, Class A 3.47% due 08/11/2029*(7)	100,000	106,620
Morgan Stanley Capital I Trust Series 2006-IQ12, Class A4 5.33% due 12/15/2043(7)	68,199	68,377
Morgan Stanley Capital I Trust VRS
Series 2007-IQ14, Class A4
5.69% due 04/15/2049(7)	95,000	96,784
Morgan Stanley Capital I Trust Series 2007-IQ16, Class A4 5.81% due 12/12/2049(7)	53,867	55,931
Morgan Stanley Capital I Trust VRS Series 2008-T29, Class A4 6.48% due 01/11/2043(7)	44,939	47,488
Morgan Stanley Mtg. Loan Trust Series 2007-12, Class 3A22 6.00% due 08/25/2037(5)	45,606	39,410
MortgageIT Trust FRS Series 2005-4, Class A1 0.73% due 10/25/2035(5)	179,834	163,627
Neuberger Berman CLO XVII, Ltd. FRS Series 2014-17A, Class A 2.11% due 08/04/2025*(6)	250,000	249,195
New Residential Mortgage Loan Trust VRS Series 2016-2A, Class A1 3.75% due 11/25/2035*(5)	121,169	126,676

10

Nomura Asset Acceptance Corp Alternative Loan Trust VRS Series 2006-AF1, Class 3A1 3.91% due 06/25/2036(5)	125,035	93,636
NRP Mtg. Trust VRS Series 2013-1, Class A1 3.25% due 07/25/2043*(5)	16,677	16,751
NRZ Advance Receivables Trust Series 2015-T2, Class AT2 3.30% due 08/17/2048*	370,000	373,504
Oaktree EIF II Series B1, Ltd. FRS Series BH3-B1A, Class A 2.18% due 02/15/2026*(6)	250,000	249,623
OCP CLO, Ltd. FRS Series 2015-8A, Class A1 2.16% due 04/17/2027*(6)	215,000	214,338
Ocwen Master Advance Receivables Trust Series 2015-1, Class AT1 2.54% due 09/17/2046*	115,000	115,008
OHA Credit Partners VII, Ltd. FRS Series 2012-7A, Class A 2.06% due 11/20/2023*(6)	200,000	200,409
OneMain Financial Issuance Trust Series 2A, Class A 4.10% due 03/20/2028*	135,000	139,198
Option One Mtg. Loan Trust FRS Series 2006-3, Class 2A2 0.55% due 02/25/2037(4)	41,761	23,266
OZLM VI, Ltd. FRS Series 2014-6A, Class A1 2.18% due 04/17/2026*(6)	250,000	248,577
OZLM XII, Ltd. FRS Series 2015-12A, Class A1 2.09% due 04/30/2027*(6)	250,000	248,292
Race Point IX CLO, Ltd. FRS Series BH3-9A, Class A1 2.14% due 04/15/2027*(6)	250,000	248,137
Renaissance Home Equity Loan Trust Series 2007-1, Class AF5 5.91% due 04/25/2037(4)(9)	196,551	100,242
RFMSI SeriesTrust VRS Series 2005-SA3, Class 1A 3.08% due 08/25/2035(5)	127,863	95,268
RFMSI Series Trust Series 2006-S1, Class 1A3 5.75% due 01/25/2036(5)	3,017	2,992
Securitized Asset Backed Receivables LLC Trust FRS Series 2007-BR5, Class A2A 0.58% due 05/25/2037(4)	99,805	64,986
Sequoia Mtg. Trust VRS Series 2007-1, Class 2A1 2.76% due 02/20/2047(5)	95,839	81,420
Sound Point CLO VIII, Ltd. FRS Series 2015-1A, Class A 2.16% due 04/15/2027*(6)	250,000	249,315
Soundview Home Loan Trust FRS Series 2006-3, Class A4 0.70% due 11/25/2036(4)	160,000	106,016
SpringCastle America Funding LLC Series 2014-A, Class AA 2.70% due 05/25/2023*(4)	59,998	60,202
Treman Park CLO, Ltd. FRS Series 2015-1A, Class A 2.13% due 04/20/2027*(6)	250,000	249,624
Voya CLO, Ltd. FRS Series 2015-1A, Class A1 2.11% due 04/18/2027*(6)	250,000	250,232
Voya CLO, Ltd. FRS Series 2014-4A, Class A2A 3.03% due 10/14/2026*(6)	250,000	249,318
WaMu Mtg. Pass-Through Certs. Trust FRS Series 2006-AR15, Class 2A 2.18% due 11/25/2046(5)	118,154	104,522
Wells Fargo Commercial Mtg. Trust VRS Series 2015-NXS3, Class XA 1.34% due 09/15/2057(7)(8)	996,166	69,006
Wells Fargo Commercial Mtg. Trust Series 2014-LC16, Class A5 3.82% due 08/15/2050(7)	65,000	71,466
Wells Fargo Mtg. Backed Securities Trust FRS
Series 2006-AR14, Class 2A1
2.75% due 10/25/2036(5)	54,218	50,126
Wells Fargo Mtg. Backed Securities Trust FRS Series 2004-X, Class 1A3 2.76% due 11/25/2034(5)	2,933	2,927
Wells Fargo Mtg. Backed Securities Trust FRS Series 2004-BB, Class A2 2.85% due 01/25/2035(5)	117,371	117,021
Wells Fargo Mtg. Backed Securities Trust FRS Series 2005-AR2, Class 2A2 2.87% due 03/25/2035(5)	82,452	83,065
Westlake Automobile Receivables Trust Series 2014-B, Class 2A 1.58% due 04/15/2020*	125,000	124,964
WF-RBS Commercial Mtg. Trust Series 2014-C20, Class A5 4.00% due 05/15/2047(7)	120,000	133,577
WF-RBS Commercial Mtg. Trust Series 2014-L14, Class A5 4.05% due 03/15/2047(7)	110,000	122,823
WF-RBS Commercial Mtg. Trust Series 2014-C19, Class A5 4.10% due 03/15/2047(7)	50,111	56,128
Total Asset Backed Securities (cost $12,943,143)		12,961,966

11

U.S. CORPORATE BONDS & NOTES — 12.8%
Aerospace/Defense — 0.1%
BAE Systems Holdings, Inc. Company Guar. Notes 2.85% due 12/15/2020*	10,000	10,218
Lockheed Martin Corp. Senior Notes 2.50% due 11/23/2020	20,000	20,637
Lockheed Martin Corp. Senior Notes 4.70% due 05/15/2046	15,000	17,682
		48,537
Apparel Manufacturers — 0.1%
Hanesbrands, Inc. Company Guar. Notes 4.88% due 05/15/2026*	10,000	10,036
William Carter Co. Company Guar. Notes 5.25% due 08/15/2021	45,000	46,575
		56,611
Auto-Cars/Light Trucks — 0.6%
Ford Motor Co. Senior Notes 7.45% due 07/16/2031	15,000	20,113
Ford Motor Credit Co. LLC Senior Notes 1.50% due 01/17/2017	11,000	11,011
Ford Motor Credit Co. LLC Senior Notes 3.16% due 08/04/2020	200,000	207,363
General Motors Co. Senior Notes 6.60% due 04/01/2036	60,000	68,802
General Motors Co. Senior Notes 6.75% due 04/01/2046	5,000	5,931
General Motors Financial Co., Inc. Company Guar. Notes 2.40% due 04/10/2018	50,000	50,393
General Motors Financial Co., Inc. Company Guar. Notes 3.50% due 07/10/2019	80,000	82,780
General Motors Financial Co., Inc. Company Guar. Notes 4.75% due 08/15/2017	110,000	113,502
General Motors Financial Co., Inc. Company Guar. Notes 5.25% due 03/01/2026	30,000	32,612
		592,507
Banks-Commercial — 0.3%
Capital One NA Senior Notes 1.65% due 02/05/2018	250,000	250,210
Banks-Super Regional — 0.4%
Capital One Financial Corp. Sub. Notes 4.20% due 10/29/2025	10,000	10,281
PNC Funding Corp. Company Guar. Notes 5.63% due 02/01/2017	60,000	61,482
SunTrust Banks, Inc. Senior Notes 3.50% due 01/20/2017	75,000	75,835
Wells Fargo & Co. Senior Notes 3.00% due 04/22/2026	25,000	25,484
Wells Fargo & Co. Sub. Notes 4.40% due 06/14/2046	50,000	50,941
Wells Fargo & Co. Sub. Notes 4.90% due 11/17/2045	60,000	65,658
Wells Fargo & Co. Sub. Notes 5.61% due 01/15/2044	85,000	101,681
		391,362
Batteries/Battery Systems — 0.0%
EnerSys
Company Guar. Notes
5.00% due 04/30/2023*	30,000	29,625
Brewery — 0.9%
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 1.90% due 02/01/2019	45,000	45,764
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 2.15% due 02/01/2019	10,000	10,214
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 3.30% due 02/01/2023	210,000	221,271
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 3.65% due 02/01/2026	115,000	123,193
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 4.70% due 02/01/2036	65,000	73,042
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 4.90% due 02/01/2046	225,000	263,664
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 2.50% due 07/15/2022	20,000	20,347
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 3.75% due 07/15/2042	40,000	40,023
Molson Coors Brewing Co. Company Guar. Notes 2.10% due 07/15/2021	15,000	15,046
Molson Coors Brewing Co. Company Guar. Notes 4.20% due 07/15/2046	25,000	25,107
		837,671

12

Broadcast Services/Program — 0.1%
Liberty Interactive LLC Senior Notes 8.25% due 02/01/2030	50,000	51,875
Building & Construction Products-Misc. — 0.1%
Standard Industries, Inc. Senior Notes 6.00% due 10/15/2025*	60,000	62,700
Building Products-Wood — 0.0%
Masco Corp. Senior Notes 5.95% due 03/15/2022	15,000	16,772
Building-Heavy Construction — 0.2%
SBA Tower Trust Mtg. Notes 2.90% due 10/15/2044*	80,000	81,111
SBA Tower Trust Mtg. Notes 3.60% due 04/15/2043*	85,000	85,574
		166,685
Building-Residential/Commercial — 0.1%
CalAtlantic Group, Inc. Company Guar. Notes 5.38% due 10/01/2022	60,000	61,050
Meritage Homes Corp. Company Guar. Notes 6.00% due 06/01/2025	25,000	25,125
Meritage Homes Corp. Company Guar. Notes 7.00% due 04/01/2022	5,000	5,400
		91,575
Cable/Satellite TV — 1.0%
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Bonds 5.25% due 09/30/2022	46,000	47,207
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 3.58% due 07/23/2020*	65,000	67,954
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 4.46% due 07/23/2022*	40,000	42,989
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 4.91% due 07/23/2025*	85,000	92,931
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 6.48% due 10/23/2045*	120,000	143,283
Comcast Corp. Company Guar. Notes 2.75% due 03/01/2023	85,000	89,017
Comcast Corp. Company Guar. Notes 4.25% due 01/15/2033	55,000	60,685
Comcast Corp. Company Guar. Notes 4.75% due 03/01/2044	5,000	5,830
Cox Communications, Inc. Senior Notes 3.25% due 12/15/2022*	35,000	34,903
Cox Communications, Inc. Senior Notes 3.85% due 02/01/2025*	70,000	70,505
DISH DBS Corp. Company Guar. Notes 5.00% due 03/15/2023	4,000	3,640
DISH DBS Corp. Company Guar. Notes 6.75% due 06/01/2021	60,000	62,175
Time Warner Cable, Inc. Company Guar. Notes 4.50% due 09/15/2042	35,000	32,601
Time Warner Cable, Inc. Company Guar. Notes 5.88% due 11/15/2040	40,000	43,559
Time Warner Cable, Inc. Company Guar. Notes 6.75% due 07/01/2018	45,000	49,344
Time Warner Cable, Inc. Company Guar. Notes 8.75% due 02/14/2019	90,000	105,085
		951,708
Casino Hotels — 0.0%
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. Senior Notes 5.38% due 03/15/2022	35,000	35,219
Cellular Telecom — 0.1%
Sprint Communications, Inc. Company Guar. Notes 7.00% due 03/01/2020*	20,000	20,940
Sprint Communications, Inc. Company Guar. Notes 9.00% due 11/15/2018*	20,000	21,300
Sprint Corp. Company Guar. Notes 7.13% due 06/15/2024	40,000	31,900
T-Mobile USA, Inc. Company Guar. Notes 6.63% due 11/15/2020	20,000	20,625
		94,765
Commercial Services-Finance — 0.0%
Cardtronics, Inc. Company Guar. Notes 5.13% due 08/01/2022	25,000	24,750

13

Computers — 0.1%
Apple, Inc. Senior Notes 3.45% due 02/09/2045	30,000	28,190
Diamond 1 Finance Corp./Diamond 2 Finance Corp. Senior Sec. Notes 3.48% due 06/01/2019*	20,000	20,488
Diamond 1 Finance Corp./Diamond 2 Finance Corp. Senior Sec. Notes 4.42% due 06/15/2021*	15,000	15,439
Diamond 1 Finance Corp./Diamond 2 Finance Corp. Senior Sec. Notes 8.35% due 07/15/2046*	20,000	21,502
		85,619
Containers-Metal/Glass — 0.0%
Owens-Brockway Glass Container, Inc. Company Guar. Notes 5.88% due 08/15/2023*	15,000	15,756
Containers-Paper/Plastic — 0.0%
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC Senior Sec. Notes 5.13% due 07/15/2023*	10,000	10,125
Data Processing/Management — 0.0%
First Data Corp. Senior Sec. Notes 5.38% due 08/15/2023*	30,000	30,465
Decision Support Software — 0.0%
MSCI, Inc. Company Guar. Notes 5.25% due 11/15/2024*	10,000	10,225
MSCI, Inc. Company Guar. Notes 5.75% due 08/15/2025*	5,000	5,188
		15,413
Diagnostic Equipment — 0.0%
Thermo Fisher Scientific, Inc. Senior Notes 3.00% due 04/15/2023	35,000	35,731
Diversified Banking Institutions — 2.3%
Bank of America Corp. Senior Notes 1.95% due 05/12/2018	50,000	50,294
Bank of America Corp. Senior Notes 2.63% due 04/19/2021	40,000	40,613
Bank of America Corp. Sub. Notes 3.95% due 04/21/2025	30,000	30,550
Bank of America Corp. Senior Notes 4.10% due 07/24/2023	40,000	42,853
Bank of America Corp. Senior Notes 5.00% due 01/21/2044	10,000	11,567
Bank of America Corp. Sub. Notes 6.11% due 01/29/2037	150,000	178,042
Bank of America Corp. Senior Notes 6.88% due 04/25/2018	55,000	60,046
Citigroup, Inc. Sub. Notes 4.30% due 11/20/2026	150,000	154,539
Citigroup, Inc. Sub. Notes 4.40% due 06/10/2025	40,000	41,824
Citigroup, Inc. Sub. Notes 4.45% due 09/29/2027	115,000	118,463
Citigroup, Inc. Sub. Notes 4.60% due 03/09/2026	25,000	26,505
Citigroup, Inc. Senior Notes 4.65% due 07/30/2045	40,000	43,957
Citigroup, Inc. Sub. Notes 5.50% due 09/13/2025	15,000	16,814
Goldman Sachs Group, Inc.
Senior Notes
2.38% due 01/22/2018	55,000	55,739
Goldman Sachs Group, Inc. Senior Notes 2.60% due 04/23/2020	80,000	81,332
Goldman Sachs Group, Inc. Senior Notes 2.75% due 09/15/2020	75,000	76,556
Goldman Sachs Group, Inc. Senior Notes 2.88% due 02/25/2021	20,000	20,504
Goldman Sachs Group, Inc. Senior Notes 3.50% due 01/23/2025	20,000	20,550
Goldman Sachs Group, Inc. Sub. Notes 5.15% due 05/22/2045	65,000	67,812
Goldman Sachs Group, Inc. Senior Notes 5.38% due 03/15/2020	27,000	30,033
Goldman Sachs Group, Inc. Senior Notes 6.13% due 02/15/2033	17,000	21,197
Goldman Sachs Group, Inc. Senior Notes 6.25% due 02/01/2041	45,000	58,235
Goldman Sachs Group, Inc. Sub. Notes 6.45% due 05/01/2036	50,000	59,055
Goldman Sachs Group, Inc. Sub. Notes 6.75% due 10/01/2037	46,000	56,743

14

JPMorgan Chase & Co. Senior Notes 2.40% due 06/07/2021	100,000	101,398
JPMorgan Chase & Co Senior Notes 2.70% due 05/18/2023	35,000	35,356
JPMorgan Chase & Co. Senior Notes 3.25% due 09/23/2022	16,000	16,727
JPMorgan Chase & Co. Senior Notes 4.25% due 10/15/2020	40,000	43,598
JPMorgan Chase & Co. Sub. Notes 4.25% due 10/01/2027	95,000	100,513
JPMorgan Chase & Co. Senior Notes 4.35% due 08/15/2021	30,000	33,004
JPMorgan Chase & Co. Senior Notes 5.60% due 07/15/2041	15,000	19,020
JPMorgan Chase & Co. Senior Notes 6.30% due 04/23/2019	30,000	33,723
Morgan Stanley Senior Notes 1.88% due 01/05/2018	115,000	115,650
Morgan Stanley Senior Notes 2.50% due 04/21/2021	45,000	45,471
Morgan Stanley Senior Notes 2.65% due 01/27/2020	20,000	20,330
Morgan Stanley Sub. Notes 3.95% due 04/23/2027	55,000	55,622
Morgan Stanley Senior Notes 4.00% due 07/23/2025	15,000	16,062
Morgan Stanley Sub. Notes 4.35% due 09/08/2026	38,000	39,752
Morgan Stanley Sub. Notes 4.88% due 11/01/2022	5,000	5,475
Morgan Stanley Senior Notes 6.63% due 04/01/2018	125,000	135,472
		2,180,996
Electric-Generation — 0.0%
Emera US Finance LP Company Guar. Notes 2.70% due 06/15/2021*	5,000	5,095
Emera US Finance LP Company Guar. Notes 4.75% due 06/15/2046*	10,000	10,149
		15,244
Electric-Integrated — 0.3%
AES Corp. Senior Notes 4.88% due 05/15/2023	3,000	2,962
AES Corp. Senior Notes 5.50% due 03/15/2024	5,000	5,119
AES Corp. Senior Notes 8.00% due 06/01/2020	50,000	58,250
Exelon Corp. Senior Notes 2.45% due 04/15/2021	5,000	5,070
Exelon Corp. Senior Notes 2.85% due 06/15/2020	50,000	51,578
Progress Energy, Inc. Senior Notes 7.00% due 10/30/2031	50,000	67,330
Southern Co. Senior Notes 1.85% due 07/01/2019	30,000	30,380
Southern Co.
Senior Notes
2.95% due 07/01/2023	10,000	10,366
Southern Co. Senior Notes 4.40% due 07/01/2046	15,000	16,124
		247,179
Electric-Transmission — 0.0%
Oncor Electric Delivery Co. LLC Senior Sec. Notes 7.00% due 09/01/2022	10,000	12,734
Electronic Components-Semiconductors — 0.0%
Intel Corp. Senior Notes 4.10% due 05/19/2046	20,000	20,794
Electronic Measurement Instruments — 0.0%
Fortive Corp. Company Guar. Notes 2.35% due 06/15/2021*	25,000	25,367
Enterprise Software/Service — 0.1%
Oracle Corp. Senior Notes 1.90% due 09/15/2021	75,000	75,275
Finance-Commercial — 0.1%
CIT Group, Inc. Senior Notes 5.50% due 02/15/2019*	60,000	62,775
Finance-Consumer Loans — 0.1%
Navient Corp. Senior Notes 5.50% due 01/15/2019	15,000	15,028

15

Navient Corp. Senior Notes 8.45% due 06/15/2018	45,000	48,656
Synchrony Financial Senior Notes 2.60% due 01/15/2019	60,000	60,657
		124,341
Finance-Credit Card — 0.1%
Visa, Inc. Senior Notes 2.80% due 12/14/2022	35,000	36,925
Visa, Inc. Senior Notes 4.30% due 12/14/2045	50,000	57,887
		94,812
Finance-Investment Banker/Broker — 0.1%
Bear Stearns Cos. LLC Senior Notes 7.25% due 02/01/2018	40,000	43,604
Lehman Brothers Holdings, Inc. Escrow Notes 5.50% due 04/04/2016†	10,000	675
Lehman Brothers Holdings, Inc. Escrow Notes 6.75% due 12/28/2017†(4)	11,000	1
Lehman Brothers Holdings, Inc. Escrow Notes 7.50% due 05/11/2038†(4)	15,000	1
		44,281
Finance-Other Services — 0.1%
Intercontinental Exchange, Inc. Company Guar. Notes 2.75% due 12/01/2020	35,000	36,649
Nasdaq, Inc. Senior Notes 3.85% due 06/30/2026	10,000	10,160
		46,809
Financial Guarantee Insurance — 0.0%
Radian Group, Inc. Senior Notes 7.00% due 03/15/2021	5,000	5,347
Food-Misc./Diversified — 0.1%
Kraft Heinz Foods Co. Company Guar. Notes 2.00% due 07/02/2018*	10,000	10,126
Kraft Heinz Foods Co. Company Guar. Notes 2.80% due 07/02/2020*	35,000	36,345
Kraft Heinz Foods Co. Company Guar. Notes 4.38% due 06/01/2046*	10,000	10,575
		57,046
Food-Wholesale/Distribution — 0.0%
Sysco Corp. Company Guar. Notes 2.50% due 07/15/2021	35,000	35,765
Funeral Services & Related Items — 0.1%
Service Corp. International Senior Notes 4.50% due 11/15/2020	40,000	40,700
Gas-Distribution — 0.0%
AmeriGas Partners LP/AmeriGas Finance Corp. Senior Notes 5.63% due 05/20/2024	15,000	15,113
Hazardous Waste Disposal — 0.1%
Clean Harbors, Inc. Company Guar. Notes 5.25% due 08/01/2020	40,000	40,950
Hospital Beds/Equipment — 0.0%
Kinetic Concepts, Inc./KCI USA, Inc. Senior Sec. Notes 7.88% due 02/15/2021*	25,000	26,578
Independent Power Producers — 0.0%
Calpine Corp. Senior Sec. Notes 5.88% due 01/15/2024*	2,000	2,080
Calpine Corp. Senior Sec. Notes 6.00% due 01/15/2022*	4,000	4,190
NRG Energy, Inc. Company Guar. Notes 7.25% due 05/15/2026*	20,000	19,900
		26,170
Insurance Brokers — 0.0%
Marsh & McLennan Cos., Inc. Senior Notes 3.50% due 03/10/2025	15,000	15,587
Insurance-Life/Health — 0.0%
CNO Financial Group, Inc. Senior Notes 5.25% due 05/30/2025	5,000	5,150
Insurance-Mutual — 0.1%
Massachusetts Mutual Life Insurance Co. Sub. Notes 8.88% due 06/01/2039*	45,000	67,340
Machinery-Construction & Mining — 0.0%
Oshkosh Corp. Company Guar. Notes 5.38% due 03/01/2025	15,000	15,413
Machinery-Farming — 0.0%
CNH Industrial Capital LLC Company Guar. Notes 4.38% due 11/06/2020	25,000	25,250
Medical Instruments — 0.1%
Medtronic, Inc. Company Guar. Notes 2.50% due 03/15/2020	40,000	41,485

16

Medtronic, Inc. Company Guar. Notes 4.38% due 03/15/2035	15,000	16,967
		58,452
Medical Products — 0.1%
Zimmer Biomet Holdings, Inc. Senior Notes 1.45% due 04/01/2017	85,000	85,054
Medical-Biomedical/Gene — 0.1%
Celgene Corp. Senior Notes 4.63% due 05/15/2044	15,000	15,602
Gilead Sciences, Inc. Senior Notes 3.25% due 09/01/2022	25,000	26,622
		42,224
Medical-Drugs — 0.1%
AbbVie, Inc. Senior Notes 3.20% due 05/14/2026	20,000	20,260
Baxalta, Inc. Company Guar. Notes 3.60% due 06/23/2022	5,000	5,160
EMD Finance LLC Company Guar. Notes 2.95% due 03/19/2022*	65,000	66,596
Quintiles Transnational Corp. Company Guar. Notes 4.88% due 05/15/2023*	10,000	10,150
		102,166
Medical-HMO — 0.4%
Aetna, Inc. Senior Notes 2.80% due 06/15/2023	15,000	15,322
Aetna, Inc. Senior Notes 4.25% due 06/15/2036	5,000	5,166
Aetna, Inc. Senior Notes 4.38% due 06/15/2046	10,000	10,385
Anthem, Inc. Senior Notes 2.30% due 07/15/2018	15,000	15,216
Anthem, Inc. Senior Notes 3.50% due 08/15/2024	25,000	25,883
Anthem, Inc. Senior Notes 4.63% due 05/15/2042	25,000	26,224
Anthem, Inc. Senior Notes 5.10% due 01/15/2044	50,000	56,205
UnitedHealth Group, Inc. Senior Notes 1.70% due 02/15/2019	35,000	35,369
UnitedHealth Group, Inc. Senior Notes 2.13% due 03/15/2021	70,000	71,317
UnitedHealth Group, Inc. Senior Notes 3.35% due 07/15/2022	35,000	37,444
UnitedHealth Group, Inc. Senior Notes 3.75% due 07/15/2025	55,000	60,341
UnitedHealth Group, Inc. Senior Notes 4.75% due 07/15/2045	20,000	24,094
		382,966
Medical-Hospitals — 0.2%
CHS/Community Health Systems, Inc. Senior Sec. Notes 5.13% due 08/01/2021	20,000	19,850
HCA, Inc. Senior Sec. Notes 3.75% due 03/15/2019	20,000	20,700
HCA, Inc. Senior Sec. Notes 5.88% due 03/15/2022	5,000	5,437
HCA, Inc.
Company Guar. Notes
5.88% due 05/01/2023	10,000	10,650
HCA, Inc. Senior Sec. Notes 6.50% due 02/15/2020	35,000	38,719
LifePoint Health, Inc. Company Guar. Notes 5.88% due 12/01/2023	20,000	20,800
Tenet Healthcare Corp. Senior Sec. Notes 6.00% due 10/01/2020	60,000	63,300
		179,456
Medical-Wholesale Drug Distribution — 0.0%
Cardinal Health, Inc. Senior Notes 1.95% due 06/15/2018	25,000	25,290
Metal-Aluminum — 0.0%
Kaiser Aluminum Corp. Company Guar. Notes 5.88% due 05/15/2024*	10,000	10,275
Metal-Copper — 0.0%
Freeport-McMoRan, Inc. Company Guar. Notes 4.55% due 11/14/2024	5,000	4,375
Freeport-McMoRan, Inc. Company Guar. Notes 5.45% due 03/15/2043	10,000	8,025
		12,400
Multimedia — 0.2%
21st Century Fox America, Inc. Company Guar. Notes 3.70% due 10/15/2025	5,000	5,416

17

21st Century Fox America, Inc. Company Guar. Notes 6.20% due 12/15/2034	75,000	94,037
Historic TW, Inc. Company Guar. Notes 6.63% due 05/15/2029	35,000	45,650
Time Warner, Inc. Company Guar. Notes 7.63% due 04/15/2031	40,000	54,865
		199,968
Networking Products — 0.1%
Cisco Systems, Inc. Senior Notes 2.20% due 02/28/2021	50,000	51,531
Oil Companies-Exploration & Production — 0.6%
Anadarko Petroleum Corp. Senior Notes 5.55% due 03/15/2026	60,000	66,257
Anadarko Petroleum Corp. Senior Notes 6.60% due 03/15/2046	45,000	54,338
Anadarko Petroleum Corp. Senior Notes 6.95% due 06/15/2019	10,000	11,081
Antero Resources Corp. Company Guar. Notes 5.63% due 06/01/2023	5,000	4,850
Concho Resources, Inc. Company Guar. Notes 5.50% due 04/01/2023	15,000	15,037
Continental Resources, Inc. Company Guar. Notes 5.00% due 09/15/2022	15,000	14,662
Devon Energy Corp. Senior Notes 3.25% due 05/15/2022	75,000	72,735
Devon Energy Corp. Senior Notes 6.30% due 01/15/2019	20,000	21,667
Devon Financing Co. LLC Company Guar. Bonds 7.88% due 09/30/2031	10,000	11,637
EOG Resources, Inc. Senior Notes 4.15% due 01/15/2026	20,000	21,895
Hess Corp. Senior Notes 5.60% due 02/15/2041	20,000	20,167
Hess Corp. Senior Notes 6.00% due 01/15/2040	20,000	20,683
Kerr-McGee Corp. Company Guar. Notes 6.95% due 07/01/2024	60,000	69,374
Noble Energy, Inc. Senior Notes 4.15% due 12/15/2021	25,000	26,287
Pioneer Natural Resources Co. Senior Notes 3.95% due 07/15/2022	5,000	5,231
Pioneer Natural Resources Co. Senior Notes 4.45% due 01/15/2026	65,000	70,817
WPX Energy, Inc. Senior Notes 5.25% due 09/15/2024	5,000	4,400
WPX Energy, Inc. Senior Notes 6.00% due 01/15/2022	10,000	9,300
		520,418
Oil Companies-Integrated — 0.3%
ConocoPhillips Co. Company Guar. Notes 4.20% due 03/15/2021	45,000	48,724
ConocoPhillips Co. Company Guar. Notes 4.95% due 03/15/2026	60,000	68,035
Exxon Mobil Corp. Senior Notes 2.22% due 03/01/2021	50,000	51,552
Exxon Mobil Corp. Senior Notes 2.73% due 03/01/2023	40,000	41,760
Exxon Mobil Corp. Senior Notes 3.04% due 03/01/2026	20,000	21,230
Marathon Oil Corp. Senior Notes 2.70% due 06/01/2020	45,000	42,376
Marathon Oil Corp. Senior Notes 2.80% due 11/01/2022	5,000	4,535
		278,212
Oil Refining & Marketing — 0.0%
Tesoro Corp. Company Guar. Notes 5.13% due 04/01/2024	5,000	5,025
Valero Energy Corp. Senior Notes 4.90% due 03/15/2045	30,000	27,787
		32,812
Paper & Related Products — 0.0%
Clearwater Paper Corp. Company Guar. Notes 4.50% due 02/01/2023	4,000	3,885
Clearwater Paper Corp. Company Guar. Notes 5.38% due 02/01/2025*	25,000	25,000
		28,885
Pipelines — 0.7%
DCP Midstream LLC Senior Notes 9.75% due 03/15/2019*	5,000	5,475

18

DCP Midstream Operating LP Company Guar. Notes 3.88% due 03/15/2023	25,000	22,750
Energy Transfer Equity LP Senior Sec. Notes 7.50% due 10/15/2020	70,000	74,200
Energy Transfer Partners LP Senior Notes 3.60% due 02/01/2023	85,000	81,451
Energy Transfer Partners LP Senior Notes 5.95% due 10/01/2043	80,000	77,308
Enterprise Products Operating LLC Company Guar. Notes 3.95% due 02/15/2027	15,000	15,909
Kinder Morgan Energy Partners LP Company Guar. Notes 5.30% due 09/15/2020	10,000	10,700
Kinder Morgan Energy Partners LP Company Guar. Notes 6.85% due 02/15/2020	10,000	11,191
Kinder Morgan, Inc. Company Guar. Notes 5.05% due 02/15/2046	50,000	47,526
Magellan Midstream Partners LP Senior Notes 5.00% due 03/01/2026	10,000	11,312
MPLX LP Company Guar. Notes 4.50% due 07/15/2023*	6,000	5,815
MPLX LP Company Guar. Notes 4.88% due 12/01/2024*	10,000	9,742
MPLX LP Company Guar. Notes 4.88% due 06/01/2025*	10,000	9,773
Plains All American Pipeline LP/PAA Finance Corp. Senior Notes 2.85% due 01/31/2023	35,000	32,216
Plains All American Pipeline LP/PAA Finance Corp. Senior Notes 3.65% due 06/01/2022	45,000	44,131
Sunoco Logistics Partners Operations LP Company Guar. Notes 4.25% due 04/01/2024	25,000	25,253
Tesoro Logistics LP/Tesoro Logistics Finance Corp. Company Guar. Notes 5.50% due 10/15/2019	15,000	15,675
Tesoro Logistics LP/Tesoro Logistics Finance Corp. Company Guar. Notes 6.25% due 10/15/2022	25,000	26,062
Texas Eastern Transmission LP Senior Notes 2.80% due 10/15/2022*	35,000	34,305
Western Gas Partners LP Senior Notes 4.65% due 07/01/2026	20,000	19,945
Williams Partners LP Senior Notes 3.60% due 03/15/2022	110,000	104,209
		684,948
Real Estate Investment Trusts — 0.4%
American Tower Corp. Senior Notes 3.40% due 02/15/2019	85,000	88,513
American Tower Corp. Senior Notes 3.45% due 09/15/2021	25,000	26,022
Crown Castle International Corp. Senior Notes 3.40% due 02/15/2021	5,000	5,220
Crown Castle International Corp. Senior Notes 3.70% due 06/15/2026	20,000	20,634
HCP, Inc. Senior Notes 6.00% due 01/30/2017	65,000	66,702
Kimco Realty Corp. Senior Notes 3.40% due 11/01/2022	10,000	10,482
Liberty Property LP Senior Notes 3.38% due 06/15/2023	25,000	25,329
Liberty Property LP Senior Notes 4.13% due 06/15/2022	20,000	21,145
Ventas Realty LP/Ventas Capital Corp. Company Guar. Notes 4.75% due 06/01/2021	36,000	40,049
VEREIT Operating Partnership LP Company Guar. Notes 4.13% due 06/01/2021	25,000	26,078
Welltower, Inc. Senior Notes 5.25% due 01/15/2022	15,000	16,850
		347,024
Real Estate Operations & Development — 0.1%
Prologis LP Company Guar. Notes 3.35% due 02/01/2021	75,000	79,353
Rental Auto/Equipment — 0.1%
ERAC USA Finance LLC Company Guar. Notes 2.60% due 12/01/2021*	40,000	40,652
ERAC USA Finance LLC Company Guar. Notes 7.00% due 10/15/2037*	25,000	34,059

19

United Rentals North America, Inc. Senior Sec. Notes 4.63% due 07/15/2023	15,000	15,131
United Rentals North America, Inc. Company Guar. Notes 5.50% due 07/15/2025	20,000	19,700
		109,542
Retail-Auto Parts — 0.0%
AutoZone, Inc. Senior Notes 1.63% due 04/21/2019	15,000	15,078
Retail-Automobile — 0.0%
Group 1 Automotive, Inc. Company Guar. Notes 5.00% due 06/01/2022	25,000	24,625
Retail-Building Products — 0.1%
Lowe’s Cos., Inc. Senior Notes 2.50% due 04/15/2026	55,000	56,018
Lowe’s Cos., Inc. Senior Notes 3.70% due 04/15/2046	45,000	46,268
		102,286
Retail-Drug Store — 0.3%
CVS Health Corp. Senior Notes 2.13% due 06/01/2021	20,000	20,246
CVS Health Corp. Senior Notes 2.80% due 07/20/2020	75,000	78,095
CVS Health Corp. Senior Notes 3.88% due 07/20/2025	18,000	19,799
CVS Health Corp. Senior Notes 5.13% due 07/20/2045	55,000	68,232
CVS Pass-Through Trust Pass-Through Certs. 5.77% due 01/10/2033*	8,551	9,529
CVS Pass-Through Trust Pass-Through Certs. 5.93% due 01/10/2034*	11,547	13,387
Walgreens Boots Alliance, Inc. Senior Notes 2.60% due 06/01/2021	15,000	15,280
Walgreens Boots Alliance, Inc. Senior Notes 3.10% due 06/01/2023	15,000	15,278
		239,846
Retail-Restaurants — 0.0%
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC Company Guar. Notes 5.25% due 06/01/2026*	10,000	10,250
McDonald’s Corp. Senior Notes 2.75% due 12/09/2020	20,000	20,880
		31,130
Semiconductor Equipment — 0.1%
Lam Research Corp. Senior Notes 2.80% due 06/15/2021	35,000	35,831
Steel-Producers — 0.0%
Steel Dynamics, Inc. Company Guar. Notes 5.13% due 10/01/2021	10,000	10,238
Steel Dynamics, Inc. Company Guar. Notes 5.50% due 10/01/2024	10,000	10,225
United States Steel Corp. Senior Notes 7.38% due 04/01/2020	15,000	14,114
		34,577
Telecommunication Equipment — 0.0%
CommScope, Inc. Senior Sec. Notes 4.38% due 06/15/2020*	20,000	20,600
Telephone-Integrated — 0.6%
AT&T, Inc.
Senior Notes
1.75% due 01/15/2018	50,000	50,272
AT&T, Inc. Senior Notes 2.40% due 03/15/2017	25,000	25,212
AT&T, Inc. Senior Notes 3.60% due 02/17/2023	40,000	41,727
AT&T, Inc. Senior Notes 3.80% due 03/15/2022	25,000	26,558
AT&T, Inc. Senior Notes 4.50% due 05/15/2035	25,000	25,575
AT&T, Inc. Senior Notes 4.75% due 05/15/2046	100,000	102,487
Frontier Communications Corp. Senior Notes 10.50% due 09/15/2022	10,000	10,581
Verizon Communications, Inc. Senior Notes 4.27% due 01/15/2036	109,000	111,552
Verizon Communications, Inc. Senior Notes 4.40% due 11/01/2034	10,000	10,312
Verizon Communications, Inc. Senior Notes 4.67% due 03/15/2055	175,000	177,002

20

Verizon Communications, Inc. Senior Notes 5.01% due 08/21/2054	9,000	9,518
		590,796
Television — 0.1%
CBS Corp. Company Guar. Notes 4.00% due 01/15/2026	15,000	16,011
TEGNA, Inc. Company Guar. Notes 5.13% due 10/15/2019	70,000	72,012
		88,023
Tobacco — 0.1%
Reynolds American, Inc. Company Guar. Notes 3.25% due 06/12/2020	38,000	40,169
Transport-Rail — 0.1%
Kansas City Southern Company Guar. Notes 3.00% due 05/15/2023*	85,000	86,420
Norfolk Southern Corp. Senior Notes 2.90% due 06/15/2026	30,000	30,868
		117,288
Transport-Services — 0.1%
FedEx Corp. Company Guar. Notes 3.25% due 04/01/2026	15,000	15,691
FedEx Corp. Company Guar. Notes 4.55% due 04/01/2046	20,000	21,702
Ryder System, Inc. Senior Notes 2.55% due 06/01/2019	35,000	35,669
		73,062
Trucking/Leasing — 0.1%
Penske Truck Leasing Co. LP/PTL Finance Corp. Senior Notes 2.50% due 06/15/2019*	5,000	5,054
Penske Truck Leasing Co. LP/PTL Finance Corp. Senior Notes 4.88% due 07/11/2022*	105,000	114,507
		119,561
X-Ray Equipment — 0.0%
Hologic, Inc. Company Guar. Notes 5.25% due 07/15/2022*	10,000	10,450
Total U.S. Corporate Bonds & Notes (cost $11,493,763)		11,996,995
FOREIGN CORPORATE BONDS & NOTES — 2.4%
Aerospace/Defense — 0.0%
BAE Systems PLC Senior Notes 4.75% due 10/11/2021*	10,000	11,165
Banks-Commercial — 0.6%
Bank of Nova Scotia Sub. Notes 4.50% due 12/16/2025	105,000	109,092
Barclays Bank PLC Sub. Notes 6.05% due 12/04/2017*	100,000	104,723
BPCE SA Sub. Notes 5.15% due 07/21/2024*	200,000	208,121
Credit Suisse AG Sub. Notes 5.40% due 01/14/2020	102,000	110,729
		532,665
Building Products-Wood — 0.0%
Norbord, Inc. Senior Sec. Notes 6.25% due 04/15/2023*	30,000	30,750
Diversified Banking Institutions — 0.4%
HSBC Holdings PLC Senior Notes 3.60% due 05/25/2023	200,000	204,394
HSBC Holdings PLC Sub. Notes 6.80% due 06/01/2038	100,000	124,562
Royal Bank of Scotland Group PLC Sub. Notes 6.13% due 12/15/2022	25,000	26,218
		355,174
Electric-Generation — 0.1%
Electricite de France SA Senior Notes 4.95% due 10/13/2045*	60,000	66,306
Finance-Leasing Companies — 0.0%
Aircastle, Ltd. Senior Notes 5.50% due 02/15/2022	5,000	5,200
Aircastle, Ltd. Senior Notes 6.25% due 12/01/2019	3,000	3,255
		8,455
Medical-Generic Drugs — 0.4%
Actavis Funding SCS Company Guar. Notes 2.35% due 03/12/2018	135,000	136,840
Actavis Funding SCS Company Guar. Notes 3.00% due 03/12/2020	95,000	97,976
Actavis Funding SCS Company Guar. Notes 3.45% due 03/15/2022	40,000	41,542

21

Mylan NV Company Guar. Notes 3.00% due 12/15/2018*	25,000	25,595
Mylan NV Company Guar. Notes 3.15% due 06/15/2021*	25,000	25,359
Mylan NV Company Guar. Notes 3.75% due 12/15/2020*	25,000	26,065
		353,377
Metal-Diversified — 0.0%
Rio Tinto Finance USA, Ltd. Company Guar. Notes 3.75% due 06/15/2025	15,000	15,692
Oil Companies-Exploration & Production — 0.0%
MEG Energy Corp. Company Guar. Notes 6.38% due 01/30/2023*	6,000	4,440
Oil Companies-Integrated — 0.6%
BP Capital Markets PLC Company Guar. Notes 2.52% due 01/15/2020	25,000	25,791
BP Capital Markets PLC Company Guar. Notes 2.75% due 05/10/2023	40,000	40,305
Cenovus Energy, Inc. Senior Notes 3.00% due 08/15/2022	75,000	68,465
Cenovus Energy, Inc. Senior Notes 3.80% due 09/15/2023	10,000	9,411
Cenovus Energy, Inc. Senior Notes 5.20% due 09/15/2043	45,000	38,662
Cenovus Energy, Inc. Senior Notes 5.70% due 10/15/2019	20,000	21,154
Ecopetrol SA Senior Notes 5.88% due 05/28/2045	35,000	30,415
Petrobras Global Finance BV Company Guar. Notes 8.38% due 05/23/2021	80,000	82,560
Petroleos Mexicanos Company Guar. Notes 5.50% due 02/04/2019*	25,000	26,275
Petroleos Mexicanos Company Guar. Notes 5.50% due 06/27/2044	90,000	81,319
Petroleos Mexicanos Company Guar. Notes 5.75% due 03/01/2018	71,000	74,242
Petroleos Mexicanos Company Guar. Notes 6.38% due 02/04/2021*	30,000	32,619
Statoil ASA Company Guar. Notes 3.70% due 03/01/2024	5,000	5,401
Statoil ASA Company Guar. Notes 3.95% due 05/15/2043	50,000	51,680
		588,299
Paper & Related Products — 0.0%
Cascades, Inc. Company Guar. Notes 5.75% due 07/15/2023*	25,000	24,062
Semiconductor Equipment — 0.0%
Sensata Technologies BV Company Guar. Notes 5.00% due 10/01/2025*	20,000	20,088
Steel-Producers — 0.1%
ArcelorMittal Senior Notes 6.13% due 06/01/2025	40,000	39,800
Tobacco — 0.1%
BAT International Finance PLC Company Guar. Notes 2.75% due 06/15/2020*	115,000	119,249
Transport-Rail — 0.1%
Canadian Pacific Railway Co.
Senior Notes
9.45% due 08/01/2021	25,000	32,822
Wireless Equipment — 0.0%
Nokia Oyj Senior Notes 6.63% due 05/15/2039	25,000	26,437
Total Foreign Corporate Bonds & Notes (cost $2,186,903)		2,228,781
MUNICIPAL BONDS & NOTES — 0.7%
Chicago Transit Authority Revenue Bonds Series A 6.90% due 12/01/2040	5,000	6,538
Chicago Transit Authority Revenue Bonds Series B 6.90% due 12/01/2040	70,000	90,531
Port Authority of New York & New Jersey Revenue Bonds Series 168 4.93% due 10/01/2051	14,000	17,808

22

Puerto Rico Commonwealth Government Employees Retirement System Revenue Bonds Series A 6.15% due 07/01/2038(4)	175,000	68,250
Puerto Rico Commonwealth Government Employees Retirement System Revenue Bonds Series A 6.20% due 07/01/2039(4)	85,000	33,150
Puerto Rico Commonwealth Government Employees Retirement System Revenue Bonds Series B 6.55% due 07/01/2058(4)	25,000	9,750
State of California General Obligation Bonds 7.35% due 11/01/2039	10,000	15,164
State of California General Obligation Bonds 7.55% due 04/01/2039	60,000	94,846
State of California General Obligation Bonds 7.63% due 03/01/2040	75,000	118,556
State of Illinois General Obligation Bonds 5.10% due 06/01/2033	15,000	14,416
State of Illinois General Obligation Bonds 5.67% due 03/01/2018	55,000	57,954
University of California Revenue Bonds Series AJ 4.60% due 05/15/2031	75,000	87,757
Total Municipal Bonds & Notes (cost $589,026)		614,720
U.S. GOVERNMENT AGENCIES — 16.1%
Federal Home Loan Mtg. Corp. — 3.5%
2.12% due 02/01/2037 FRS	3,558	3,705
2.50% due 01/01/2028	6,911	7,173
2.50% due 04/01/2028	23,893	24,801
3.00% due 08/01/2027	9,905	10,398
3.00% due 10/01/2042	17,804	18,739
3.00% due 11/01/2042	14,261	14,821
3.00% due 02/01/2043	38,501	39,998
3.00% due 08/01/2043	173,561	181,123
3.00% due 07/01/2045	287,427	298,253
3.50% due 03/01/2042	9,096	9,609
3.50% due 08/01/2042	51,074	53,916
3.50% due 09/01/2043	36,008	37,976
3.50% due July TBA	700,000	737,454
4.00% due 03/01/2023	7,093	7,342
4.00% due 10/01/2043	46,094	49,418
4.00% due July TBA	500,000	534,969
4.50% due 01/01/2039	1,551	1,691
5.00% due 05/01/2020	76,257	78,468
5.00% due 05/01/2034	25,601	28,579
5.50% due 07/01/2034	6,234	7,035
5.50% due 05/01/2037	3,414	3,833
6.00% due 08/01/2026	21,940	24,907
6.50% due 05/01/2029	1,564	1,829
6.50% due 05/01/2036	183	210
7.50% due 08/01/2023	69	73
7.50% due 08/01/2025	1,324	1,329
Federal Home Loan Mtg. Corp. Multifamily Mtg. Trust
Series 2013-K502, Class B
2.74% due 03/25/2045 VRS*(7)	100,000	100,269
Series 2014-K503, Class B
3.08% due 10/25/2047 VRS*(7)	70,000	70,894
Series 2012-K706, Class B
4.17% due 11/25/2044 VRS*(7)	60,000	62,190
Series 2010-K8, Class B
5.42% due 09/25/2043 VRS*(7)	80,000	88,508
Federal Home Loan Mtg. Corp., REMIC
Series 3964, Class MD
2.00% due 01/15/2041(4)(5)	5,310	5,421
Series 1577, Class PK
6.50% due 09/15/2023(5)	4,451	4,875
Series 1226, Class Z
7.75% due 03/15/2022(5)	447	475
Federal Home Loan Mtg. Corp. Structured Agency Credit Risk
Series 2016-DNA2, Class M2
2.65% due 10/25/2028 FRS(5)	250,000	252,027
Series 2015-DNA2, Class M2
3.05% due 12/25/2027 FRS(5)	250,000	254,789
Series DNA3, Class M2
3.30% due 04/25/2028 FRS(5)	280,000	287,850
		3,304,947
Federal National Mtg. Assoc. — 9.6%
2.48% due 05/01/2037 FRS	5,822	6,099
2.50% due 02/01/2043	84,396	85,447
2.50% due 03/01/2043	166,564	168,640
2.50% due July TBA	100,000	103,459
2.58% due 10/01/2040 FRS	5,584	5,927
2.64% due 03/01/2027	29,324	30,494
2.78% due 03/01/2027	63,000	66,187
2.97% due 06/01/2027	110,000	117,400
2.97% due 06/01/2030	124,000	130,754
3.00% due 12/01/2027	12,822	13,471
3.00% due 01/01/2028	17,822	18,719
3.00% due July TBA	2,100,000	2,184,925
3.50% due 08/01/2026	23,830	25,277
3.50% due 09/01/2026	13,221	14,019
3.50% due 10/01/2028	80,658	85,664
3.50% due July TBA	3,200,000	3,373,875
4.00% due 11/01/2040	19,948	21,465
4.00% due 12/01/2040	50,582	54,411
4.00% due 11/01/2041	6,627	7,123
4.00% due 01/01/2042	17,112	18,344
4.00% due 11/01/2043	29,708	31,839
4.00% due 12/01/2043	15,442	16,900

23

4.00% due July TBA	600,000		643,014
4.50% due 01/01/2039	4,525		4,936
4.50% due 06/01/2039	58,518		64,680
4.50% due 09/01/2039	11,326		12,393
4.50% due 05/01/2041	11,343		12,403
4.50% due July TBA	600,000		654,747
5.00% due 03/01/2018	1,356		1,394
5.00% due 06/01/2019	970		999
5.00% due 03/01/2020	4,078		4,303
5.00% due 05/01/2035	3,370		3,750
5.00% due 07/01/2040	67,380		75,033
5.00% due July TBA	300,000		333,319
5.50% due 05/01/2020	21,306		22,312
5.50% due 06/01/2020	16,993		17,697
5.50% due 12/01/2029	3,159		3,547
5.50% due 06/01/2035	217,601		248,474
5.50% due 06/01/2036	88,793		100,699
5.50% due 08/01/2037	16,620		18,745
5.50% due 06/01/2038	14,511		16,466
6.00% due 06/01/2017	654		664
6.00% due 06/01/2021	48,634		51,466
6.00% due 12/01/2033	11,063		12,846
6.00% due 05/01/2034	9,192		10,603
6.00% due 08/01/2034	1,950		2,245
6.00% due 11/01/2038	2,809		3,214
7.00% due 06/01/2037	21,991		25,030
Federal National Mtg. Assoc., REMIC Series 2011-117, Class MA 2.00% due 08/25/2040(5)	9,854		9,928
			8,935,346
Government National Mtg. Assoc. — 3.0%
Government National Mtg. Assoc.
3.00% due July TBA	1,300,000		1,358,424
3.50% due July TBA	400,000		424,406
4.00% due 07/15/2041	47,579		51,266
4.00% due 08/15/2041	13,322		14,317
4.00% due 10/15/2041	34,976		37,693
4.00% due July TBA	600,000		644,625
4.50% due 06/15/2041	228,984		252,278
6.00% due 11/15/2028	26,680		30,666
7.00% due 07/15/2033	11,813		14,253
8.50% due 11/15/2017	66		68
9.00% due 11/15/2021	160		180
Government National Mtg. Assoc., REMIC
Series 2005-74, Class HB
7.50% due 09/16/2035(5)	1,023		1,199
Series 2005-74, Class HC
7.50% due 09/16/2035(5)	6,725		7,834
			2,837,209
Tennessee Valley Authority — 0.0%
1.75% due 10/15/2018	10,000		10,207
Total U.S. Government Agencies (cost $14,881,688)			15,087,709
U.S. GOVERNMENT TREASURIES — 3.8%
United States Treasury Bonds — 0.2%
2.50% due 02/15/2045	5,000		5,206
3.00% due 05/15/2045(10)	58,000		66,666
4.38% due 11/15/2039(11)	99,200		141,003
			212,875
United States Treasury Notes — 3.6%
0.13% due 07/15/2024 TIPS(12)	982,303		992,177
0.25% due 01/15/2025 TIPS(12)	1,328,150		1,348,383
0.38% due 07/15/2025 TIPS(12)	504,385		519,359
1.63% due 05/15/2026	468,000		473,722
			3,333,641
Total U.S. Government Treasuries (cost $3,389,116)			3,546,516
FOREIGN GOVERNMENT OBLIGATIONS — 1.3%
Central Bank — 0.1%
Bank of Thailand Notes 1.49% due 02/23/2018	THB	3,405,000	96,761
Sovereign — 1.2%
Brazil Notas do Tesouro Nacional Series B Notes 6.00% due 08/15/2016(12)	BRL	783,207	248,241
Brazil Notas do Tesouro Nacional
Series B
Notes
6.00% due 08/15/2022(12)	BRL	275,573	86,042
Government of Japan Senior Bonds 0.10% due 08/15/2016	JPY	50,000,000	484,390
Oriental Republic of Uruguay Senior Notes 3.70% due 06/26/2037(12)	UYU	1,183,378	30,705
Oriental Republic of Uruguay Senior Notes 4.38% due 12/15/2028(12)	UYU	423	13
Republic of Argentina Senior Notes 2.26% due 12/31/2038(9)	EUR	60,000	40,817
Republic of Colombia Bonds 3.00% due 03/25/2033(12)	COP	140,594,162	42,018
Republic of South Africa Bonds 8.50% due 01/31/2037	ZAR	320,000	19,728
Republic of South Africa Bonds 8.75% due 01/31/2044	ZAR	720,192	44,789

24

Republic of Turkey Bonds 7.10% due 03/08/2023	TRY	250,000	78,915
Republic of Venezuela Senior Bonds 6.00% due 12/09/2020	25,000		10,156
United Mexican States Senior Notes 5.75% due 10/12/2110	50,000		55,250
			1,141,064
Total Foreign Government Obligations (cost $1,110,935)			1,237,825
Total Long-Term Investment Securities (cost $95,853,315)			102,449,492

SHORT-TERM INVESTMENT SECURITIES — 1.2%
Commercial Paper — 0.5%
BNP Paribas SA NY 0.27% due 07/01/16	500,000		500,000
Time Deposits — 0.7%
Euro Time Deposit with State Street Bank and Trust Co. 0.01% due 07/01/2016	641,000		641,000
Total Short-Term Investment Securities (cost $1,141,000)			1,141,000
REPURCHASE AGREEMENTS — 1.2%
Bank of America Securities LLC Joint Repurchase Agreement(13)	240,000		240,000
Barclays Capital, Inc. Joint Repurchase Agreement(13)	120,000		120,000
BNP Paribas SA Joint Repurchase Agreement(13)	240,000		240,000
Deutsche Bank AG Joint Repurchase Agreement(13)	220,000		220,000
RBS Securities, Inc. Joint Repurchase Agreement(13)	290,000		290,000
Total Repurchase Agreements (cost $1,110,000)			1,110,000
TOTAL INVESTMENTS (cost $98,104,315) (15)	111.9%		104,700,492
Liabilities in excess of other assets	(11.9)		(11,120,402)
NET ASSETS	100.0%		$93,580,090

†	Non-income producing security
*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At June 30, 2016, the aggregate value of these securities was $10,468,344 representing 11.2% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.

(1)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs (see Note 1).
(2)

Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 1. Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of June 30, 2016, the Multi-Managed Moderate Growth Portfolio held the following restricted securities:

	Acquistion		Acquistion		Value	% of
Description	Date	Shares	Cost	Value	Per Share	Net Assets
Common Stocks
ION Media Networks, Inc.	03/05/2014	4	$0	$4,623	$1,155.74	0.00%

(3)	Perpetual maturity - maturity date reflects the next call date.
(4)	Illiquid security. At June 30, 2016, the aggregate value of these securities was $927,259 representing 1.0% of net assets.
(5)	Collateralized Mortgage Obligation
(6)	Collateralized Loan Obligation
(7)	Commercial Mortgage Backed Security
(8)	Interest Only
(9)	“Step-up” security where the rate increases (“steps-up”) at a predetermined rate. Rate shown reflects the increased rate.
(10)	The security or a portion thereof was pledged as collateral to cover margin requirements for open swap contracts.
(11)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(12)	Principal amount of security is adjusted for inflation.
(13)	See Note 2 for details of Joint Repurchase Agreements.
(14)	Denominated in United States dollars unless otherwise indicated.
(15)	See Note 4 for cost of investments on a tax basis.
BRL	— Brazilian Real
COP	— Colombian Peso
CLO	— Collateralized Loan Obligation
CVR	— Contingent Value Rights
EUR	— Euro Dollar
GBP	— Pound Sterling
JPY	— Japanese Yen
REMIC	— Real Estate Mortgage Investment Conduit
TBA

— Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement date.

THB	— Thailand Baht
TIPS	— Treasury Inflation Protected Securities
TRY	— Turkish Lira

25

UYU	— Uruguayan Peso
ZAR	— South African Rand
FRS	— Floating Rate Security
VRS	— Variable Rate Security

The rates shown on FRS and VRS are the current interest rates at June 30, 2016 and unless noted otherwise, the dates shown are the original maturity dates.

Futures Contracts
Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of June 30, 2016	Unrealized Appreciation (Depreciation)
2	Short	Euro-Bund	September 2016	$360,762	$370,923	$(10,161)
6	Long	Russell 2000 Mini Index	September 2016	683,112	688,440	5,328
69	Short	U.S. Treasury 10 Year Notes	September 2016	8,932,267	9,175,922	(243,655)
6	Long	U.S. Treasury 2 Year Notes	September 2016	1,306,683	1,315,969	9,286
74	Long	U.S. Treasury 5 Year Notes	September 2016	8,888,542	9,040,141	151,599
2	Short	U.S. Treasury Long Bonds	September 2016	325,359	344,687	(19,328)
11	Long	U.S. Treasury Ultra Bonds	September 2016	1,940,622	2,050,125	109,503
						$2,572

Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized Depreciation
Bank of America, N.A.	EUR	120,000	USD	129,009	03/15/2017	$—	$(5,463)
	MXN	3,380,000	USD	191,752	07/20/2016	7,134	—
	THB	2,310,000	USD	65,597	09/21/2016	—	(56)
	TRY	221,000	USD	73,753	09/21/2016	—	(1,654)
	USD	96,131	EUR	85,000	03/15/2017	—	(880)
	ZAR	220,000	USD	14,743	07/20/2016	—	(149)
						7,134	(8,202)
Bank of Montreal	EUR	10,000	USD	11,269	07/29/2016	162	—

Barclays Bank PLC	USD	65,513	THB	2,310,000	09/21/2016	140	—

BNP Paribas SA	BRL	40,000	USD	11,586	08/17/2016	—	(703)
	GBP	95,000	USD	125,148	07/29/2016	—	(1,346)
						—	(2,049)
Citibank N.A.	THB	3,418,000	USD	96,718	09/21/2016	—	(427)

Commonwealth Bank of Australia Sydney	USD	40,047	EUR	35,000	03/15/2017	—	(826)

Credit Agricole	BRL	265,000	USD	82,560	07/05/2016	64	—
	BRL	265,000	USD	78,384	08/02/2016	—	(3,396)
	USD	78,987	BRL	265,000	07/05/2016	3,509	—
						3,573	(3,396)
Deutsche Bank AG	CNY	240,000	USD	36,419	07/28/2016	401	—
	IDR	406,750,000	USD	29,799	09/21/2016	—	(730)
						401	(730)
Goldman Sachs International	BRL	265,000	USD	70,084	07/05/2016	—	(12,412)
	CNY	65,000	USD	9,886	07/28/2016	131	—
	USD	82,560	BRL	265,000	07/05/2016	—	(64)
	USD	120,118	IDR	1,627,000,000	09/21/2016	1,996	—
						2,127	(12,476)
HSBC Bank USA, N.A.	IDR	813,500,000	USD	59,926	09/21/2016	—	(1,131)
	UYU	951,000	USD	30,071	09/28/2016	14	—
						14	(1,131)
JPMorgan Chase Bank	EUR	261,000	USD	287,969	07/29/2016	—	(1,928)
	USD	48,652	CNY	305,000	07/28/2016	—	(2,880)
	USD	22,064	EUR	20,000	07/29/2016	150	—
	ZAR	750,000	USD	48,391	07/20/2016	—	(2,378)
						150	(7,186)
Morgan Stanley and Co. Inc.	BRL	765,000	USD	202,821	08/17/2016	—	(32,209)
	JPY	50,049,000	USD	445,943	08/15/2016	—	(39,329)
						—	(71,538)
Royal Bank of Canada	USD	180,527	MXN	3,380,000	07/20/2016	4,091	—

Standard Chartered Bank	IDR	406,750,000	USD	29,842	09/21/2016	—	(686)

State Street Bank and Trust Co.	COP	123,000,000	USD	41,041	07/21/2016	—	(917)

UBS AG	EUR	35,000	USD	39,766	09/21/2016	816	—

Net Unrealized Appreciation (Depreciation)						$18,608	$(109,564)

BRL — Brazilian Real

CNY — Chinese Yuan

COP — Colombian Peso

EUR — Euro Dollar

GBP — Pound Sterling

IDR — Indonesian Rupiah

JPY — Japanese Yen

MXN — Mexican Peso

THB — Thailand Baht

TRY — Turkish Lira

USD — United States Dollar

UYU — Uruguayan Peso

ZAR — South African Rand

26

Over the Counter Credit Default Swaps on Sovereign Issues-Buy Protection(1)
Reference Obligation	Fixed Deal (Pay) Rate	Termination Date	Counterparty	Implied Credit Spread at June 30, 2016(2)	Notional Amount(3)	Value at June 30, 2016(4)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)

Federative Republic of Brazil Senior Notes 4.25% due 01/07/2025	(1.00)%	06/20/2021	Goldman Sachs International	3.08%	$30,000	$2,860	$3,353	$(493)
Republic of Colombia Senior Notes 10.38% due 01/28/2033	(1.00)	06/20/2021	Goldman Sachs International	2.02	25,000	1,197	1,528	(331)
United Mexican States Senior Notes 5.95% due 03/19/2019	(1.00)	06/20/2018	Goldman Sachs International	0.71	40,000	(225)	(126)	(99)
United Mexican States Senior Notes 5.95% due 03/19/2019	(1.00)	06/20/2018	Goldman Sachs International	0.71	35,000	(197)	(137)	(60)
						$3,635	$4,618	$(983)

Centrally Cleared Interest Rate Swap Contracts
			Rates Exchanged		Upfront Payments
Notional Amount (000’s)		Termination Date	Payments Received by the Portfolio	Payments Made by the Portfolio	Made (Received) by the Portfolio	Unrealized Appreciation (Depreciation)
USD	343	06/15/2026	3 month LIBOR	1.63%	$—	$(8,471)

LIBOR — London Interbank Offered Rate

USD — United States Dollar

(1) If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2) Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

(3) The maximum potential amount the Portfolio could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4) The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement have been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2016 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs	Level 3- Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Medical-Biomedical/Gene	$2,527,797	$—	$0	$2,527,797
Television	105,256	—	4,623	109,879
Other Industries	51,025,470	—	—	51,025,470
Preferred Securities/Capital Securities:
Finance-Investment Banker/Broker	—	—	1	1
Other Industries	—	1,111,833	—	1,111,833
Asset Backed Securities	—	12,961,966	—	12,961,966
U.S. Corporate Bonds & Notes:
Finance-Investment Banker/Broker	—	44,279	2	44,281
Other Industries	—	11,952,714	—	11,952,714
Foreign Corporate Bonds & Notes:	—	2,228,781	—	2,228,781
Municipal Bonds & Notes	—	614,720	—	614,720
U.S. Government Agencies	—	15,087,709	—	15,087,709
U.S. Government Treasuries	—	3,546,516	—	3,546,516
Foreign Government Obligations	—	1,237,825	—	1,237,825
Short-Term Investment Securities	—	1,141,000	—	1,141,000
Repurchase Agreements	—	1,110,000	—	1,110,000
Total Investments at Value*	$53,658,523	$51,037,343	$4,626	$104,700,492

Other Financial Instruments:+
Futures Contracts	$275,716	$—	$—	$275,716
Forward Foreign Currency Contracts	—	18,608	—	18,608
Total Other Financial Instruments	$275,716	$18,608	$—	$294,324

LIABILITIES:
Other Financial Instruments:+
Futures Contracts	$273,144	$—	$—	$273,144
Forward Foreign Currency Contracts	—	109,564	—	109,564
Over the Counter Credit Default Swap on Sovereign Issues - Buy Protection	—	983	—	983
Centrally Cleared Interest Rate Swap Contracts	—	8,471	—	8,471
Total Other Financial Instruments	$273,144	$119,018	$—	$392,162

* For a detailed presentation of investments, please refer to the Portfolio of Investments.

+ Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and Other written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no material transfers between Levels during the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Portfolio.

See Notes to Portfolio of Investments

27

SEASONS SERIES TRUST MULTI-MANAGED INCOME/EQUITY PORTFOLIO

Portfolio of Investments — June 30, 2016 — (unaudited)

Security Description	Shares/ Principal Amount(12)	Value (Note 1)
COMMON STOCKS — 31.8%
Aerospace/Defense — 0.6%
Northrop Grumman Corp.	1,110	$246,731
Teledyne Technologies, Inc.†	1,533	151,843
		398,574
Airlines — 0.3%
United Continental Holdings, Inc.†	4,387	180,043
Apparel Manufacturers — 0.2%
Carter’s, Inc.	1,533	163,219
Applications Software — 1.4%
Microsoft Corp.	13,078	669,201
NetSuite, Inc.†	1,978	143,999
Salesforce.com, Inc.†	2,312	183,596
		996,796
Athletic Footwear — 0.3%
NIKE, Inc., Class B	3,419	188,729
Auto/Truck Parts & Equipment-Original — 0.2%
Delphi Automotive PLC	2,655	166,203
Banks-Commercial — 0.1%
PacWest Bancorp	1,807	71,882
Beverages-Non-alcoholic — 0.5%
Coca-Cola Co.	7,828	354,843
Beverages-Wine/Spirits — 0.2%
Brown-Forman Corp., Class B	1,054	105,147
Building Products-Cement — 0.4%
Vulcan Materials Co.	2,046	246,257
Cable/Satellite TV — 0.7%
Comcast Corp., Class A	7,940	517,609
Cellular Telecom — 0.3%
T-Mobile US, Inc.†	5,301	229,374
Chemicals-Diversified — 0.3%
PPG Industries, Inc.	2,025	210,904
Commercial Services — 0.7%
Aramark	3,437	114,864
CoStar Group, Inc.†	566	123,762
Nielsen Holdings PLC	2,741	142,450
ServiceMaster Global Holdings, Inc.†	2,829	112,594
		493,670
Commercial Services-Finance — 0.2%
Equifax, Inc.	599	76,912
S&P Global, Inc.	750	80,445
		157,357
Computer Aided Design — 0.2%
ANSYS, Inc.†	1,274	115,616
Computer Services — 0.4%
Amdocs, Ltd.	2,625	151,515
Cognizant Technology Solutions Corp., Class A†	2,223	127,245
		278,760
Computer Software — 0.2%
SS&C Technologies Holdings, Inc.	3,718	104,401
Computers — 0.9%
Apple, Inc.	6,523	623,599
Consulting Services — 0.2%
Verisk Analytics, Inc.†	1,841	149,268
Containers-Metal/Glass — 0.3%
Crown Holdings, Inc.†	4,386	222,239
Containers-Paper/Plastic — 0.2%
Sealed Air Corp.	3,625	166,641
Cosmetics & Toiletries — 0.6%
Colgate-Palmolive Co.	2,713	198,591
Estee Lauder Cos., Inc., Class A	2,634	239,747
		438,338
Cruise Lines — 0.2%
Norwegian Cruise Line Holdings, Ltd.†	2,887	115,018
Diversified Manufacturing Operations — 0.3%
A.O. Smith Corp.	1,546	136,218
Dover Corp.	1,448	100,375
		236,593
E-Commerce/Products — 0.9%
Amazon.com, Inc.†	912	652,645
E-Commerce/Services — 0.4%
Priceline Group, Inc.†	215	268,408
Electronic Components-Semiconductors — 0.5%
Broadcom, Ltd.	1,087	168,920
Texas Instruments, Inc.	2,747	172,099
		341,019
Electronic Connectors — 0.4%
Amphenol Corp., Class A	5,366	307,633
Electronic Design Automation — 0.2%
Cadence Design Systems, Inc.†	6,908	167,864
Electronic Forms — 0.4%
Adobe Systems, Inc.†	2,691	257,771
Electronic Measurement Instruments — 0.1%
National Instruments Corp.	3,483	95,434
Electronic Security Devices — 0.2%
Allegion PLC	1,803	125,182
Enterprise Software/Service — 0.5%
Tyler Technologies, Inc.†	998	166,377
Ultimate Software Group, Inc.†	756	158,979
		325,356
Entertainment Software — 0.2%
Activision Blizzard, Inc.	3,578	141,796
Finance-Consumer Loans — 0.2%
Synchrony Financial†	4,405	111,358
Finance-Credit Card — 1.1%
MasterCard, Inc., Class A	3,765	331,546
Visa, Inc., Class A	5,874	435,675
		767,221
Finance-Investment Banker/Broker — 0.1%
E*TRADE Financial Corp.†	4,369	102,628
Finance-Other Services — 0.2%
Intercontinental Exchange, Inc.	599	153,320
Financial Guarantee Insurance — 0.0%
MGIC Investment Corp.†	4,301	25,591
Food-Confectionery — 0.5%
Hershey Co.	2,744	311,417
Food-Retail — 0.4%
Kroger Co.	6,709	246,824

1

Food-Wholesale/Distribution — 0.2%
Sysco Corp.	3,094		156,990
Hotels/Motels — 0.1%
Hilton Worldwide Holdings, Inc.	2,966		66,824
Industrial Gases — 0.4%
Air Products & Chemicals, Inc.	1,895		269,166
Instruments-Controls — 0.7%
Honeywell International, Inc.	2,339		272,072
Sensata Technologies Holding NV†	5,094		177,730
			449,802
Internet Content-Entertainment — 0.9%
Facebook, Inc., Class A†	5,282		603,627
Investment Management/Advisor Services — 0.1%
BlackRock, Inc.	253		86,660
Machinery-General Industrial — 0.2%
Roper Technologies, Inc.	680		115,981
Medical Information Systems — 0.3%
athenahealth, Inc.†	1,621		223,714
Medical Instruments — 0.3%
Boston Scientific Corp.†	9,399		219,655
Medical-Biomedical/Gene — 1.9%
Alder Biopharmaceuticals, Inc.†	3,604		89,992
Amgen, Inc.	2,864		435,757
Biogen, Inc.†	911		220,298
Celgene Corp.†	3,744		369,271
Regeneron Pharmaceuticals, Inc.†	483		168,678
			1,283,996
Medical-Drugs — 2.7%
AbbVie, Inc.	5,668		350,906
Allergan PLC†	1,567		362,118
Bristol-Myers Squibb Co.	6,218		457,334
Eli Lilly & Co.	4,890		385,087
Ironwood Pharmaceuticals, Inc.†	10,820		141,471
Mallinckrodt PLC†	3,247		197,353
			1,894,269
Medical-Hospitals — 0.4%
Universal Health Services, Inc., Class B	2,167		290,595
Metal Processors & Fabrication — 0.2%
Rexnord Corp.†	6,426		126,142
Multimedia — 0.4%
Walt Disney Co.	2,694		263,527
Oil Companies-Exploration & Production — 0.1%
Anadarko Petroleum Corp.	816		43,452
Oil Refining & Marketing — 0.1%
Phillips 66	451		35,782
Oil-Field Services — 0.1%
Halliburton Co.	996		45,109
Pharmacy Services — 0.2%
Diplomat Pharmacy, Inc.†	4,545		159,075
Real Estate Investment Trusts — 0.8%
American Tower Corp.	3,531		401,157
Simon Property Group, Inc.	619		134,261
			535,418
Real Estate Management/Services — 0.2%
Jones Lang LaSalle, Inc.	1,075		104,759
Recreational Vehicles — 0.2%
Polaris Industries, Inc.	2,003		163,765
Retail-Auto Parts — 0.2%
AutoZone, Inc.†	147		116,695
Retail-Building Products — 0.6%
Lowe’s Cos., Inc.	5,573		441,214
Retail-Catalog Shopping — 0.2%
Liberty Interactive Corp. QVC Group, Class A†	4,047		102,672
Retail-Discount — 0.6%
Costco Wholesale Corp.	1,029		161,594
Dollar Tree, Inc.†	2,958		278,762
			440,356
Retail-Gardening Products — 0.2%
Tractor Supply Co.	1,622		147,894
Retail-Restaurants — 0.7%
Chipotle Mexican Grill, Inc.†	247		99,482
Dunkin’ Brands Group, Inc.	2,928		127,719
Starbucks Corp.	4,451		254,241
			481,442
Telecommunication Equipment — 0.2%
CommScope Holding Co., Inc.†	3,764		116,797
Television — 0.0%
ION Media Networks, Inc.†(1)(3)(13)	10		11,557
Tobacco — 0.4%
Altria Group, Inc.	3,929		270,944
Toys — 0.1%
Mattel, Inc.	3,058		95,685
Transport-Rail — 0.3%
CSX Corp.	6,997		182,482
Web Portals/ISP — 1.6%
Alphabet, Inc., Class C†	1,646		1,139,197
Total Common Stocks (cost $20,065,233)			22,017,790
PREFERRED SECURITIES/CAPITAL SECURITIES — 1.5%
Banks-Commercial — 0.3%
Banco Bilbao Vizcaya Argentaria SA FRS 7.00% due 02/19/2019(2)(3)	EUR	200,000	190,721
Building Societies — 0.2%
Nationwide Building Society FRS 6.88% due 06/20/2019(2)	GBP	100,000	124,388
Diversified Banking Institutions — 0.9%
Credit Suisse Group AG FRS 6.25% due 12/18/2024*(2)	200,000		188,215
Societe Generale SA FRS 8.25% due 11/29/2018(2)	200,000		198,000

2

UBS Group AG FRS 5.75% due 02/19/2022(2)	EUR	200,000	223,060
			609,275
Finance-Investment Banker/Broker — 0.0%
Lehman Brothers Holdings Capital Trust VII Escrow Security 5.86% due 11/30/2056†(3)	16,000		2
Insurance-Property/Casualty — 0.1%
ACE Capital Trust II 9.70% due 04/01/2030	80,000		116,400
Total Preferred Securities/Capital Securities (cost $1,170,537)			1,040,786
ASSET BACKED SECURITIES — 22.7%
Diversified Financial Services — 22.7%
Alternative Loan Trust FRS Series 2006-OC11, Class 2A2A 0.62% due 01/25/2037(4)	73,777		60,598
AmeriCredit Automobile Receivables Trust Series 2014-2, Class C 2.18% due 06/08/2020	15,000		15,071
AMMC CLO XIV, Ltd. FRS Series 2014-14A, Class A1L 2.09% due 07/27/2026*(5)	250,000		248,771
Apidos CLO XVII FRS Series 2014-17A, Class A1A 2.13% due 04/17/2026*(5)	250,000		249,157
Ares XXX CLO, Ltd. FRS Series 2014-30A, Class A2 1.48% due 04/20/2023*(5)	180,082		178,610
Asset Backed Securities Corp. Home Equity Loan Trust FRS Series 2004-HE7, Class M2 2.03% due 10/25/2034(3)	23,138		21,715
Atrium XI FRS Series 11-A, Class B 2.79% due 10/23/2025*(5)	250,000		249,122
Banc of America Commercial Mtg. Trust VRS Series 2007-3, Class A4 5.93% due 02/10/2051(6)	100,963		104,352
BB-UBS Trust Series 2012-SHOW, Class A 3.43% due 11/05/2036*(6)	210,000		223,477
Bear Stearns Adjustable Rate Mtg. Trust VRS Series 2005-12, Class 12A1 2.75% due 02/25/2036(4)	164,091		147,086
Bear Stearns Commercial Mtg. Securities Trust VRS Series 2007-PW17, Class A4 5.69% due 06/11/2050(6)	75,277		77,790
Bear Stearns Commercial Mtg. Securities Trust VRS Series 2007-PW16, Class A4 5.91% due 06/11/2040(6)	37,572		38,380
CAL Funding II, Ltd. Series 2012-1A, Class A 3.47% due 10/25/2027*	15,833		15,496
Carlyle Global Market Strategies CLO, Ltd. FRS Series 2013-3A, Class A1A 1.75% due 07/15/2025*(5)	250,000		246,770
Carlyle Global Market Strategies CLO, Ltd. FRS Series 2015-2A,Class A1 2.10% due 04/27/2027*(5)	250,000		248,899
Carlyle Global Market Strategies CLO, Ltd. FRS Series 2014-4A, Class B 3.08% due 10/15/2026*(5)	250,000		249,399
Cent CLO, Ltd. FRS Series 2013-20A, Class A 2.12% due 01/25/2026*(5)	250,000		247,927
Cent CLO, Ltd. FRS Series 2015-23A, Class A1 2.12% due 04/17/2026*(5)	250,000		248,537
CIFC Funding, Ltd. FRS Series 2014-2A, Class A1L 2.14% due 05/24/2026*(5)	250,000		248,631
Citigroup Commercial Mtg. Trust Series 2015-P1, Class A5 3.72% due 09/15/2048(6)	122,000		134,044
Citigroup Commercial Mtg. Trust VRS Series 2008-C7, Class A4 6.34% due 12/10/2049(6)	33,838		35,197
Citigroup Mtg. Loan Trust, Inc. FRS Series 2006-AR1, Class 3A1 3.04% due 03/25/2036(4)	97,269		92,981
Citigroup/Deutsche Bank Commercial Mtg. Trust Series 2007-CD4, Class A4 5.32% due 12/11/2049(6)	110,499		111,661
Citigroup/Deutsche Bank Commercial Mtg. Trust VRS Series 2007-CD5, Class A4 5.89% due 11/15/2044(6)	112,427		116,566
Commercial Mtg. Loan Trust VRS Series 2008-LS1, Class A4B 6.30% due 12/10/2049(6)	79,625		82,594
Commercial Mtg. Trust Series 2015-LC19, Class A4 3.18% due 02/10/2048(6)	125,105		132,308
Commercial Mtg. Trust Series 2013-WWP, Class A2 3.42% due 03/10/2031*(6)	140,000		149,708
Commercial Mtg. Trust Series 2014-CR21, Class A3 3.53% due 12/10/2047(6)	155,000		167,428

3

Commercial Mtg. Trust Series 2014-UBS2, Class A5 3.96% due 03/10/2047(6)	150,000	165,245
Commercial Mtg. Trust Series 2014-CR17, Class A5 3.98% due 05/10/2047(6)	65,000	72,252
Commercial Mtg. Trust Series 2013-300P, Class A1 4.35% due 08/10/2030*(6)	195,000	220,813
Commercial Mtg. Trust Series 2007-GG9, Class A4 5.44% due 03/10/2039(6)	104,281	105,239
Countrywide Home Loan Mtg. Pass Through Trust Series 2005-6, Class 1A11 5.25% due 02/25/2026(4)	407	407
Countrywide Home Loan Mtg. Pass Through Trust Series 2005-29, Class A1 5.75% due 12/25/2035(4)	66,137	57,392
Countrywide Home Loan Mtg. Pass Through Trust Series 2006-14, Class A3 6.25% due 09/25/2036(4)	3,578	3,152
Credit Suisse First Boston Mtg. Securities Corp. Series 2005-C3, Class AJ 4.77% due 07/15/2037(6)	404	404
CSAIL Commercial Mtg. Trust VRS Series 2015-C2, Class XA 1.03% due 06/15/2057(6)(7)	1,255,777	68,286
Domino’s Pizza Master Issuer LLC Series 2012-1A, Class A2 5.22% due 01/25/2042*(3)	48,390	49,803
Drive Auto Receivables Trust Series 2015-BA, Class B 2.12% due 06/17/2019*	105,000	105,215
Dryden Senior Loan Fund FRS Series 2014-33A, Class A 2.11% due 07/15/2026*(5)	250,000	249,794
Dryden XXXI Senior Loan Fund FRS Series 2014-31A, Class A 1.98% due 04/18/2026*(5)	250,000	248,495
First Horizon Alternative Mtg. Securities Trust FRS Series 2005-AA3, Class 3A1 2.73% due 05/25/2035(4)	160,378	143,928
First Investors Auto Owner Trust Series 2014-1A, Class A3 1.49% due 01/15/2020*	21,928	21,904
First Investors Auto Owner Trust Series 2013-1A, Class B 1.81% due 10/15/2018*	16,143	16,145
First Investors Auto Owner Trust Series 2014-3A, Class B 2.39% due 11/16/2020*	190,000	189,568
Ford Credit Auto Owner Trust Series 2013-D, Class B 1.54% due 03/15/2019	12,000	12,030
Ford Credit Floorplan Master Owner Trust Series 2014-1, Class B 1.40% due 02/15/2019	45,000	44,870
Ford Credit Floorplan Master Owner Trust Series 2014-4, Class A1 1.40% due 08/15/2019	23,000	23,035
Galaxy XIX CLO, Ltd. FRS Series 2015-19A, Class A1A 2.19% due 01/24/2027*(5)	250,000	249,432
GS Mtg. Securities Corp. II Series 2012-BWTR, Class A 2.95% due 11/05/2034*(6)	125,000	130,572
GS Mtg. Securities Corp. II Series 2005-ROCK, Class A 5.37% due 05/03/2032*(6)	30,445	36,991
GS Mtg. Securities Corp. Trust Series 2012-ALOH, Class A 3.55% due 04/10/2034*(6)	100,000	108,198
GS Mtg. Securities Trust Series 2015-GS1, Class A3 3.73% due 11/10/2048(6)	146,000	161,385
GS Mtg. Securities Trust Series 2014-GC20, Class A5 4.00% due 04/10/2047(6)	140,000	155,752
GSAA Home Equity Trust FRS
Series 2007-4, Class A1
0.55% due 03/25/2037(3)	260,662	132,957
GSR Mtg. Loan Trust VRS Series 2006-AR2, Class 3A1 2.85% due 04/25/2036(4)	12,205	10,170
GSR Mtg. Loan Trust VRS Series 2007-AR1, Class 2A1 2.90% due 03/25/2047(4)	42,295	34,806
GSR Mtg. Loan Trust VRS Series 2006-AR1, Class 2A1 2.93% due 01/25/2036(4)	65,967	61,033
GSR Mtg. Loan Trust VRS Series 2005-AR2, Class 1A2 2.97% due 04/25/2035(4)	62,196	59,196
GTP Acquisition Partners I LLC Series 2015-2, Class A 3.48% due 06/15/2050*	160,000	161,661
Hilton USA Trust Series 2013-HLT, Class AFX 2.66% due 11/05/2030*(6)	175,000	175,747
Impac CMB Trust FRS Series 2005-4, Class 1A1A 0.99% due 05/25/2035(4)	99,836	89,444
JP Morgan Chase Commercial Mtg. Securities Trust Series 2012-WLDN, Class A 3.91% due 05/05/2030*(6)	117,513	126,248
JP Morgan Chase Commercial Mtg. Securities Trust Series 2013-C16, Class A4 4.17% due 12/15/2046(6)	68,000	76,541

4

JP Morgan Chase Commercial Mtg. Securities Trust Series 2006-LDP9, Class A3 5.34% due 05/15/2047(6)	178,262	179,840
JP Morgan Chase Commercial Mtg. Securities Trust VRS Series 2007-CB19, Class A4 5.89% due 02/12/2049(6)	101,938	104,220
JP Morgan Chase Commercial Mtg. Securities Trust Series 2008-C2, Class A4 6.07% due 02/12/2051(6)	94,124	97,633
JPMBB Commercial Mtg. Securities Trust Series 2015-C28, Class A4 3.23% due 10/15/2048(6)	127,000	134,101
JPMBB Commercial Mtg. Securities Trust Series 2014-C22, Class A4 3.80% due 09/15/2047(6)	65,000	71,308
LB-UBS Commercial Mtg. Trust Series 2007-C2, Class A3 5.43% due 02/15/2040(6)	52,652	53,398
LB-UBS Commercial Mtg. Trust VRS Series 2007-C6, Class A4 5.86% due 07/15/2040(6)	83,832	85,791
LB-UBS Commercial Mtg. Trust VRS Series 2008-C1, Class A2 6.25% due 04/15/2041(6)	125,163	131,936
LSTAR Securities Investment Trust FRS Series 2015-2, Class A 2.44% due 01/01/2020*(4)	86,455	85,345
LSTAR Securities Investment Trust FRS Series 2015-4, Class A1 2.44% due 04/01/2020*(4)	166,590	163,258
LSTAR Securities Investment Trust FRS Series 2015-9, Class A1 2.46% due 10/01/2020*(4)	166,435	163,380
Madison Park Funding XI, Ltd. FRS Series 2013-11A, Class A1A 1.92% due 10/23/2025*(5)	250,000	247,818
Merrill Lynch Mtg. Investors Trust VRS Series 2005-A2, Class A2 2.65% due 02/25/2035(4)	30,330	30,243
Merrill Lynch Mtg. Investors Trust VRS Series 2005-A1, Class 2A1 2.76% due 12/25/2034(4)	46,727	46,525
ML-CFC Commercial Mtg. Trust Series 2007-5, Class A4 5.38% due 08/12/2048(6)	109,080	110,238
ML-CFC Commercial Mtg. Trust Series 2007-9, Class A4 5.70% due 09/12/2049(6)	52,192	54,290
ML-CFC Commercial Mtg. Trust VRS Series 2007-7, Class A4 5.81% due 06/12/2050(6)	94,160	96,915
Morgan Stanley Bank of America Merrill Lynch Trust VRS Series 2014-C19, Class XA 1.30% due 12/15/2047(6)(7)	356,535	21,705
Morgan Stanley Capital I Trust Series 2014-MP, Class A 3.47% due 08/11/2029*(6)	105,000	111,951
Morgan Stanley Capital I Trust Series 2006-IQ12, Class A4 5.33% due 12/15/2043(6)	75,254	75,450
Morgan Stanley Capital I Trust VRS Series 2007-IQ14, Class A4 5.69% due 04/15/2049(6)	105,000	106,972
Morgan Stanley Capital I Trust Series 2007-IQ16, Class A4 5.81% due 12/12/2049(6)	62,154	64,535
Morgan Stanley Capital I Trust VRS Series 2008-T29, Class A4 6.48% due 01/11/2043(6)	49,025	51,805
Morgan Stanley Mtg. Loan Trust Series 2007-12, Class 3A22 6.00% due 08/25/2037(4)	53,031	45,825
MortgageIT Trust FRS Series 2005-4, Class A1 0.73% due 10/25/2035(4)	236,824	215,480
New Residential Mortgage Loan Trust VRS Series 2016-2A, Class A1 3.75% due 11/25/2035*(4)	145,402	152,011
Nomura Asset Acceptance Corp Alternative Loan Trust VRS
Series 2006-AF1, Class 3A1
3.91% due 06/25/2036(4)	152,557	114,247
NRP Mtg. Trust VRS Series 2013-1, Class A1 3.25% due 07/25/2043*(4)	32,521	32,665
NRZ Advance Receivables Trust Series 2015-T2, Class AT2 3.30% due 08/17/2048*	450,000	454,262
Oaktree EIF II Series B1, Ltd. FRS Series BH3-B1A, Class A 2.18% due 02/15/2026*(5)	250,000	249,623
OCP CLO, Ltd. FRS Series 2015-8A, Class A1 2.16% due 04/17/2027*(5)	215,000	214,338
Ocwen Master Advance Receivables Trust Series 2015-1, Class AT1 2.54% due 09/17/2046*	135,000	135,009
OHA Loan Funding 2015-1, Ltd. FRS Series 2015-1A, Class A 2.13% due 02/15/2027*(5)	250,000	250,218
OneMain Financial Issuance Trust Series 2A, Class A 4.10% due 03/20/2028*	170,000	175,286

5

Option One Mtg. Loan Trust FRS Series 2006-3, Class 2A2 0.55% due 02/25/2037(3)	43,577	24,278
OZLM VI, Ltd. FRS Series 2014-6A, Class A1 2.18% due 04/17/2026*(5)	250,000	248,577
OZLM XII, Ltd. FRS Series 2015-12A, Class A1 2.09% due 04/30/2027*(5)	250,000	248,292
Race Point IX CLO, Ltd. FRS Series BH3-9A, Class A1 2.14% due 04/15/2027*(5)	250,000	248,137
Renaissance Home Equity Loan Trust Series 2007-1, Class AF5 5.91% due 04/25/2037(3)(8)	239,697	122,246
RFMSI Series Trust VRS Series 2005-SA3, Class 1A 3.08% due 08/25/2035(4)	145,884	108,694
RFMSI Series Trust Series 2006-S1, Class 1A3 5.75% due 01/25/2036(4)	6,034	5,984
Securitized Asset Backed Receivables LLC Trust FRS Series 2007-BR5, Class A2A 0.58% due 05/25/2037(3)	112,076	72,976
Sequoia Mtg. Trust VRS Series 2007-1, Class 2A1 2.76% due 02/20/2047(4)	119,517	101,535
Sound Point CLO VIII, Ltd. FRS Series 2015-1A, Class A 2.16% due 04/15/2027*(5)	250,000	249,315
Soundview Home Loan Trust FRS Series 2006-3, Class A4 0.70% due 11/25/2036(3)	200,000	132,520
SpringCastle America Funding LLC Series 2014-A, Class AA 2.70% due 05/25/2023*(3)	66,920	67,148
Springleaf Funding Trust Series 2014-AA, Class A 2.41% due 12/15/2022*	70,760	70,803
Towd Point Mtg. Trust VRS Series 2016-2, Class A1A 2.75% due 08/25/2055*(4)	103,176	104,570
Treman Park CLO, Ltd. FRS Series 2015-1A, Class A 2.13% due 04/20/2027*(5)	250,000	249,624
UBS-Barclays Commercial Mtg. Trust Series 2013-C5, Class A4 3.18% due 03/10/2046(6)	80,000	84,723
Voya CLO, Ltd. FRS Series 2015-1A, Class A1 2.11% due 04/18/2027*(5)	250,000	250,233
Voya CLO, Ltd. FRS Series 2014-4A, Class A2A 3.03% due 10/14/2026*(5)	250,000	249,318
WaMu Mtg. Pass-Through Certs. Trust FRS Series 2006-AR15, Class 2A 2.18% due 11/25/2046(4)	143,840	127,244
Wells Fargo Commercial Mtg. Trust VRS Series 2015-NXS3, Class XA 1.34% due 09/15/2057(6)(7)	996,166	69,006
Wells Fargo Commercial Mtg. Trust Series 2014-LC16, Class A5 3.82% due 08/15/2050(6)	105,000	115,444
Wells Fargo Commercial Mtg. Trust VRS Series 2015-NXS1, Class D 4.24% due 05/15/2048(6)	10,000	7,715
Wells Fargo Mtg. Backed Securities Trust FRS Series 2006-AR14, Class 2A1 2.75% due 10/25/2036(4)	66,730	61,694
Wells Fargo Mtg. Backed Securities Trust FRS Series 2004-X, Class 1A3 2.76% due 11/25/2034(4)	5,796	5,784
Wells Fargo Mtg. Backed Securities Trust FRS Series 2004-BB, Class A2 2.85% due 01/25/2035(4)	156,495	156,028
Wells Fargo Mtg. Backed Securities Trust FRS Series 2005-AR2, Class 2A2 2.87% due 03/25/2035(4)	107,865	108,667
Westlake Automobile Receivables Trust
Series 2014-B, Class 2A
1.58% due 04/15/2020*	140,000	139,960
WF-RBS Commercial Mtg. Trust VRS Series 2011-C2, Class XA 0.99% due 02/15/2044*(6)(7)	567,213	16,935
WF-RBS Commercial Mtg. Trust Series 2014-C20, Class A5 4.00% due 05/15/2047(6)	145,280	161,717
WF-RBS Commercial Mtg. Trust Series 2014-C19, Class A5 4.10% due 03/15/2047(6)	55,111	61,729
Total Asset Backed Securities (cost $15,698,485)		15,708,902
U.S. CORPORATE BONDS & NOTES — 20.9%
Aerospace/Defense — 0.1%
BAE Systems Holdings, Inc. Company Guar. Notes 2.85% due 12/15/2020*	15,000	15,327
Lockheed Martin Corp. Senior Notes 2.50% due 11/23/2020	26,000	26,829
Lockheed Martin Corp. Senior Notes 4.70% due 05/15/2046	20,000	23,575
		65,731
Apparel Manufacturers — 0.1%
Hanesbrands, Inc. Company Guar. Notes 4.88% due 05/15/2026*	15,000	15,054

6

William Carter Co. Company Guar. Notes 5.25% due 08/15/2021	50,000	51,750
		66,804
Auto-Cars/Light Trucks — 1.0%
Ford Motor Credit Co. LLC Senior Notes 1.50% due 01/17/2017	22,000	22,022
Ford Motor Credit Co. LLC Senior Notes 4.13% due 08/04/2025	200,000	214,430
General Motors Co. Senior Notes 6.60% due 04/01/2036	70,000	80,269
General Motors Co. Senior Notes 6.75% due 04/01/2046	10,000	11,862
General Motors Financial Co., Inc. Company Guar. Notes 2.40% due 04/10/2018	100,000	100,786
General Motors Financial Co., Inc. Company Guar. Notes 3.50% due 07/10/2019	75,000	77,606
General Motors Financial Co., Inc. Company Guar. Notes 4.75% due 08/15/2017	115,000	118,661
General Motors Financial Co., Inc. Company Guar. Notes 5.25% due 03/01/2026	30,000	32,612
		658,248
Banks-Commercial — 0.4%
Capital One NA Senior Notes 1.65% due 02/05/2018	250,000	250,210
Banks-Super Regional — 0.7%
Capital One Financial Corp. Sub. Notes 4.20% due 10/29/2025	40,000	41,122
PNC Funding Corp. Company Guar. Notes 5.63% due 02/01/2017	75,000	76,852
SunTrust Banks, Inc. Senior Notes 3.50% due 01/20/2017	95,000	96,058
Wells Fargo & Co. Senior Notes 3.00% due 04/22/2026	30,000	30,580
Wells Fargo & Co. Sub. Notes 4.40% due 06/14/2046	60,000	61,129
Wells Fargo & Co. Sub. Notes 4.90% due 11/17/2045	10,000	10,943
Wells Fargo & Co. Sub. Notes 5.38% due 11/02/2043	70,000	81,548
Wells Fargo & Co. Sub. Notes 5.61% due 01/15/2044	95,000	113,644
		511,876
Batteries/Battery Systems — 0.0%
EnerSys Company Guar. Notes 5.00% due 04/30/2023*	35,000	34,562
Brewery — 1.5%
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 1.90% due 02/01/2019	45,000	45,764
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 2.15% due 02/01/2019	15,000	15,320
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 3.30% due 02/01/2023	255,000	268,686
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 3.65% due 02/01/2026	140,000	149,975
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 4.70% due 02/01/2036	80,000	89,898
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 4.90% due 02/01/2046	275,000	322,257
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 2.50% due 07/15/2022	25,000	25,434
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 3.75% due 07/15/2042	50,000	50,029
Molson Coors Brewing Co. Company Guar. Notes 2.10% due 07/15/2021	20,000	20,061
Molson Coors Brewing Co. Company Guar. Notes 4.20% due 07/15/2046	30,000	30,128
		1,017,552
Broadcast Services/Program — 0.1%
Liberty Interactive LLC Senior Notes 8.25% due 02/01/2030	70,000	72,625
Building & Construction Products-Misc. — 0.1%
Standard Industries, Inc. Senior Notes 6.00% due 10/15/2025*	70,000	73,150
Building Products-Wood — 0.0%
Masco Corp. Senior Notes 5.95% due 03/15/2022	29,000	32,426

7

Building-Heavy Construction — 0.3%
SBA Tower Trust Mtg. Notes 2.90% due 10/15/2044*	90,000	91,250
SBA Tower Trust Mtg. Notes 3.60% due 04/15/2043*	100,000	100,675
		191,925
Building-Residential/Commercial — 0.2%
CalAtlantic Group, Inc. Company Guar. Notes 5.38% due 10/01/2022	70,000	71,225
Meritage Homes Corp. Company Guar. Notes 6.00% due 06/01/2025	30,000	30,150
Meritage Homes Corp. Company Guar. Notes 7.00% due 04/01/2022	5,000	5,400
		106,775
Cable/Satellite TV — 1.6%
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Bonds 5.25% due 09/30/2022	50,000	51,313
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 3.58% due 07/23/2020*	95,000	99,317
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 4.46% due 07/23/2022*	50,000	53,737
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 4.91% due 07/23/2025*	90,000	98,397
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 6.48% due 10/23/2045*	135,000	161,193
Comcast Corp. Company Guar. Notes 2.75% due 03/01/2023	95,000	99,489
Comcast Corp. Company Guar. Notes 4.25% due 01/15/2033	60,000	66,202
Comcast Corp. Company Guar. Notes 4.75% due 03/01/2044	15,000	17,490
Cox Communications, Inc. Senior Notes 3.25% due 12/15/2022*	40,000	39,889
Cox Communications, Inc. Senior Notes 3.85% due 02/01/2025*	70,000	70,505
DISH DBS Corp. Company Guar. Notes 5.00% due 03/15/2023	10,000	9,100
DISH DBS Corp. Company Guar. Notes 6.75% due 06/01/2021	66,000	68,393
Time Warner Cable, Inc. Company Guar. Notes 4.50% due 09/15/2042	45,000	41,915
Time Warner Cable, Inc. Company Guar. Notes 5.88% due 11/15/2040	45,000	49,004
Time Warner Cable, Inc. Company Guar. Notes 6.75% due 07/01/2018	50,000	54,827
Time Warner Cable, Inc. Company Guar. Notes 8.75% due 02/14/2019	120,000	140,113
		1,120,884
Casino Hotels — 0.1%
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. Senior Notes 5.38% due 03/15/2022	40,000	40,250
Cellular Telecom — 0.2%
Sprint Communications, Inc. Company Guar. Notes 7.00% due 03/01/2020*	30,000	31,410
Sprint Communications, Inc. Company Guar. Notes 9.00% due 11/15/2018*	20,000	21,300
Sprint Corp. Company Guar. Notes 7.13% due 06/15/2024	45,000	35,887
T-Mobile USA, Inc. Company Guar. Notes 6.63% due 11/15/2020	25,000	25,781
		114,378
Commercial Services-Finance — 0.0%
Cardtronics, Inc. Company Guar. Notes 5.13% due 08/01/2022	30,000	29,700
Computers — 0.2%
Apple, Inc. Senior Notes 3.45% due 02/09/2045	50,000	46,983
Diamond 1 Finance Corp./Diamond 2 Finance Corp. Senior Sec. Notes 3.48% due 06/01/2019*	25,000	25,610
Diamond 1 Finance Corp./Diamond 2 Finance Corp. Senior Sec. Notes 4.42% due 06/15/2021*	20,000	20,585

8

Diamond 1 Finance Corp./Diamond 2 Finance Corp. Senior Sec. Notes 8.35% due 07/15/2046*	25,000	26,878
		120,056
Containers-Metal/Glass — 0.0%
Owens-Brockway Glass Container, Inc. Company Guar. Notes 5.88% due 08/15/2023*	15,000	15,756
Containers-Paper/Plastic — 0.0%
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC Senior Sec. Notes 5.13% due 07/15/2023*	15,000	15,188
Data Processing/Management — 0.1%
First Data Corp. Senior Sec. Notes 5.38% due 08/15/2023*	35,000	35,543
Decision Support Software — 0.0%
MSCI, Inc. Company Guar. Notes 5.25% due 11/15/2024*	10,000	10,225
MSCI, Inc. Company Guar. Notes 5.75% due 08/15/2025*	10,000	10,375
		20,600
Diagnostic Equipment — 0.1%
Thermo Fisher Scientific, Inc. Senior Notes 3.00% due 04/15/2023	45,000	45,939
Diversified Banking Institutions — 3.8%
Bank of America Corp. Senior Notes 1.95% due 05/12/2018	45,000	45,265
Bank of America Corp. Senior Notes 2.63% due 04/19/2021	50,000	50,767
Bank of America Corp. Senior Notes 3.50% due 04/19/2026	15,000	15,501
Bank of America Corp. Senior Notes 5.00% due 01/21/2044	35,000	40,484
Bank of America Corp. Sub. Notes 6.11% due 01/29/2037	182,000	216,025
Bank of America Corp. Senior Notes 6.88% due 04/25/2018	115,000	125,551
Citigroup, Inc. Sub. Notes 4.30% due 11/20/2026	80,000	82,421
Citigroup, Inc. Sub. Notes 4.40% due 06/10/2025	50,000	52,280
Citigroup, Inc. Sub. Notes 4.45% due 09/29/2027	235,000	242,076
Citigroup, Inc. Sub. Notes 4.60% due 03/09/2026	35,000	37,106
Citigroup, Inc. Senior Notes 4.65% due 07/30/2045	50,000	54,946
Citigroup, Inc. Sub. Notes 5.50% due 09/13/2025	15,000	16,814
Goldman Sachs Group, Inc. Senior Notes 2.38% due 01/22/2018	50,000	50,672
Goldman Sachs Group, Inc. Senior Notes 2.60% due 04/23/2020	65,000	66,082
Goldman Sachs Group, Inc. Senior Notes 2.75% due 09/15/2020	70,000	71,452
Goldman Sachs Group, Inc. Senior Notes 2.88% due 02/25/2021	50,000	51,261
Goldman Sachs Group, Inc. Sub. Notes 5.15% due 05/22/2045	75,000	78,245
Goldman Sachs Group, Inc. Senior Notes 5.38% due 03/15/2020	49,000	54,504
Goldman Sachs Group, Inc. Senior Notes 6.13% due 02/15/2033	32,000	39,901
Goldman Sachs Group, Inc. Senior Notes 6.25% due 02/01/2041	55,000	71,176
Goldman Sachs Group, Inc. Sub. Notes 6.45% due 05/01/2036	60,000	70,866
Goldman Sachs Group, Inc. Sub. Notes 6.75% due 10/01/2037	79,000	97,449
JPMorgan Chase & Co. Senior Notes 2.40% due 06/07/2021	115,000	116,607
JPMorgan Chase & Co. Senior Notes 2.70% due 05/18/2023	45,000	45,458
JPMorgan Chase & Co. Senior Notes 3.25% due 09/23/2022	33,000	34,499
JPMorgan Chase & Co. Senior Notes 4.25% due 10/15/2020	50,000	54,497
JPMorgan Chase & Co. Sub. Notes 4.25% due 10/01/2027	110,000	116,384

9

JPMorgan Chase & Co. Senior Notes 4.35% due 08/15/2021	35,000	38,505
JPMorgan Chase & Co. Senior Notes 5.60% due 07/15/2041	15,000	19,020
JPMorgan Chase & Co. Senior Notes 6.30% due 04/23/2019	35,000	39,344
Morgan Stanley Senior Notes 1.88% due 01/05/2018	125,000	125,707
Morgan Stanley Senior Notes 2.50% due 04/21/2021	30,000	30,314
Morgan Stanley Senior Notes 2.65% due 01/27/2020	15,000	15,247
Morgan Stanley Senior Notes 3.88% due 01/27/2026	10,000	10,616
Morgan Stanley Sub. Notes 3.95% due 04/23/2027	70,000	70,791
Morgan Stanley Senior Notes 4.00% due 07/23/2025	20,000	21,416
Morgan Stanley Sub. Notes 4.35% due 09/08/2026	36,000	37,660
Morgan Stanley Sub. Notes 4.88% due 11/01/2022	10,000	10,950
Morgan Stanley Senior Notes 5.50% due 07/24/2020	100,000	112,211
Morgan Stanley Senior Notes 6.63% due 04/01/2018	100,000	108,377
		2,638,447
Electric-Generation — 0.0%
Emera US Finance LP Company Guar. Notes 2.70% due 06/15/2021*	10,000	10,191
Emera US Finance LP Company Guar. Notes 4.75% due 06/15/2046*	10,000	10,149
		20,340
Electric-Integrated — 0.4%
AES Corp. Senior Notes 4.88% due 05/15/2023	8,000	7,900
AES Corp. Senior Notes 5.50% due 03/15/2024	15,000	15,356
AES Corp. Senior Notes 8.00% due 06/01/2020	50,000	58,250
Exelon Corp. Senior Notes 2.45% due 04/15/2021	5,000	5,070
Exelon Corp. Senior Notes 2.85% due 06/15/2020	70,000	72,210
Progress Energy, Inc. Senior Notes 7.00% due 10/30/2031	60,000	80,796
Southern Co. Senior Notes 1.85% due 07/01/2019	35,000	35,443
Southern Co. Senior Notes 2.95% due 07/01/2023	10,000	10,366
Southern Co. Senior Notes 4.40% due 07/01/2046	15,000	16,124
		301,515
Electric-Transmission — 0.0%
Oncor Electric Delivery Co. LLC
Senior Sec. Notes
7.00% due 09/01/2022	10,000	12,734
Electronic Components-Semiconductors — 0.0%
Intel Corp. Senior Notes 4.10% due 05/19/2046	25,000	25,993
Electronic Measurement Instruments — 0.0%
Fortive Corp. Company Guar. Notes 2.35% due 06/15/2021*	30,000	30,440
Enterprise Software/Service — 0.1%
Oracle Corp. Senior Notes 1.90% due 09/15/2021	90,000	90,331
Finance-Commercial — 0.1%
CIT Group, Inc. Senior Notes 5.50% due 02/15/2019*	70,000	73,237
Finance-Consumer Loans — 0.2%
Navient Corp. Senior Notes 5.50% due 01/15/2019	10,000	10,019
Navient Corp. Senior Notes 8.45% due 06/15/2018	65,000	70,281
Synchrony Financial Senior Notes 2.60% due 01/15/2019	70,000	70,766
		151,066
Finance-Credit Card — 0.2%
Visa, Inc. Senior Notes 2.80% due 12/14/2022	40,000	42,199

10

Visa, Inc. Senior Notes 4.30% due 12/14/2045	60,000	69,465
		111,664
Finance-Investment Banker/Broker — 0.1%
Bear Stearns Cos. LLC Senior Notes 7.25% due 02/01/2018	50,000	54,505
Lehman Brothers Holdings, Inc. Escrow Notes 5.50% due 04/04/2016†	19,000	1,282
Lehman Brothers Holdings, Inc. Escrow Notes 6.75% due 12/28/2017†(3)	21,000	2
Lehman Brothers Holdings, Inc. Escrow Notes 7.50% due 05/11/2038†(3)	26,000	3
		55,792
Finance-Other Services — 0.1%
Intercontinental Exchange, Inc. Company Guar. Notes 2.75% due 12/01/2020	45,000	47,121
Nasdaq, Inc. Senior Notes 3.85% due 06/30/2026	10,000	10,160
		57,281
Financial Guarantee Insurance — 0.0%
Radian Group, Inc. Senior Notes 7.00% due 03/15/2021	10,000	10,694
Food-Misc./Diversified — 0.1%
Kraft Heinz Foods Co. Company Guar. Notes 2.00% due 07/02/2018*	30,000	30,377
Kraft Heinz Foods Co. Company Guar. Notes 2.80% due 07/02/2020*	25,000	25,961
Kraft Heinz Foods Co. Company Guar. Notes 4.38% due 06/01/2046*	10,000	10,575
		66,913
Food-Wholesale/Distribution — 0.1%
Sysco Corp. Company Guar. Notes 2.50% due 07/15/2021	40,000	40,875
Funeral Services & Related Items — 0.1%
Service Corp. International Senior Notes 4.50% due 11/15/2020	40,000	40,700
Gas-Distribution — 0.0%
AmeriGas Partners LP/AmeriGas Finance Corp. Senior Notes 5.63% due 05/20/2024	20,000	20,150
Hazardous Waste Disposal — 0.1%
Clean Harbors, Inc. Company Guar. Notes 5.25% due 08/01/2020	50,000	51,187
Hospital Beds/Equipment — 0.0%
Kinetic Concepts, Inc./KCI USA, Inc. Senior Sec. Notes 7.88% due 02/15/2021*	25,000	26,578
Independent Power Producers — 0.1%
Calpine Corp. Senior Sec. Notes 5.88% due 01/15/2024*	3,000	3,120
Calpine Corp. Senior Sec. Notes 6.00% due 01/15/2022*	14,000	14,665
NRG Energy, Inc. Company Guar. Notes 7.25% due 05/15/2026*	25,000	24,875
		42,660
Insurance Brokers — 0.0%
Marsh & McLennan Cos., Inc. Senior Notes 3.50% due 03/10/2025	25,000	25,978
Insurance-Life/Health — 0.0%
CNO Financial Group, Inc. Senior Notes 5.25% due 05/30/2025	5,000	5,150
Insurance-Mutual — 0.1%
Massachusetts Mutual Life Insurance Co. Sub. Notes 8.88% due 06/01/2039*	50,000	74,822
Machinery-Construction & Mining — 0.0%
Oshkosh Corp. Company Guar. Notes 5.38% due 03/01/2025	20,000	20,550
Machinery-Farming — 0.0%
CNH Industrial Capital LLC Company Guar. Notes 4.38% due 11/06/2020	30,000	30,300
Medical Instruments — 0.1%
Medtronic, Inc. Company Guar. Notes 2.50% due 03/15/2020	50,000	51,855
Medtronic, Inc. Company Guar. Notes 4.38% due 03/15/2035	19,000	21,492
		73,347
Medical Products — 0.2%
Zimmer Biomet Holdings, Inc. Senior Notes 1.45% due 04/01/2017	110,000	110,070
Medical-Biomedical/Gene — 0.1%
Celgene Corp. Senior Notes 4.63% due 05/15/2044	20,000	20,802

11

Gilead Sciences, Inc. Senior Notes 3.25% due 09/01/2022	35,000	37,272
		58,074
Medical-Drugs — 0.2%
AbbVie, Inc. Senior Notes 3.20% due 05/14/2026	25,000	25,324
Baxalta, Inc. Company Guar. Notes 3.60% due 06/23/2022	5,000	5,160
EMD Finance LLC Company Guar. Notes 2.95% due 03/19/2022*	75,000	76,842
Quintiles Transnational Corp. Company Guar. Notes 4.88% due 05/15/2023*	15,000	15,225
		122,551
Medical-HMO — 0.7%
Aetna, Inc. Senior Notes 2.80% due 06/15/2023	20,000	20,430
Aetna, Inc. Senior Notes 4.25% due 06/15/2036	10,000	10,332
Aetna, Inc. Senior Notes 4.38% due 06/15/2046	10,000	10,385
Anthem, Inc. Senior Notes 2.30% due 07/15/2018	15,000	15,216
Anthem, Inc. Senior Notes 3.50% due 08/15/2024	25,000	25,883
Anthem, Inc. Senior Notes 4.63% due 05/15/2042	50,000	52,448
Anthem, Inc. Senior Notes 5.10% due 01/15/2044	50,000	56,205
UnitedHealth Group, Inc. Senior Notes 1.70% due 02/15/2019	35,000	35,369
UnitedHealth Group, Inc. Senior Notes 2.13% due 03/15/2021	85,000	86,600
UnitedHealth Group, Inc. Senior Notes 3.35% due 07/15/2022	65,000	69,538
UnitedHealth Group, Inc. Senior Notes 3.75% due 07/15/2025	55,000	60,341
UnitedHealth Group, Inc. Senior Notes 4.75% due 07/15/2045	20,000	24,094
		466,841
Medical-Hospitals — 0.3%
CHS/Community Health Systems, Inc. Senior Sec. Notes 5.13% due 08/01/2021	25,000	24,812
HCA, Inc. Senior Sec. Notes 3.75% due 03/15/2019	50,000	51,750
HCA, Inc. Senior Sec. Notes 5.88% due 03/15/2022	10,000	10,875
HCA, Inc. Company Guar. Notes 5.88% due 05/01/2023	10,000	10,650
HCA, Inc. Senior Sec. Notes 6.50% due 02/15/2020	10,000	11,063
LifePoint Health, Inc. Company Guar. Notes 5.88% due 12/01/2023	25,000	26,000
Tenet Healthcare Corp. Senior Sec. Notes 6.00% due 10/01/2020	75,000	79,125
		214,275
Medical-Wholesale Drug Distribution — 0.0%
Cardinal Health, Inc. Senior Notes 1.95% due 06/15/2018	30,000	30,348
Metal-Aluminum — 0.0%
Kaiser Aluminum Corp. Company Guar. Notes 5.88% due 05/15/2024*	10,000	10,275
Metal-Copper — 0.0%
Freeport-McMoRan, Inc. Company Guar. Notes 4.55% due 11/14/2024	10,000	8,750
Freeport-McMoRan, Inc. Company Guar. Notes 5.45% due 03/15/2043	15,000	12,037
		20,787
Multimedia — 0.4%
21st Century Fox America, Inc. Company Guar. Notes 6.20% due 12/15/2034	95,000	119,114
Historic TW, Inc. Company Guar. Notes 6.63% due 05/15/2029	60,000	78,256
Time Warner, Inc. Company Guar. Notes 7.63% due 04/15/2031	35,000	48,007
		245,377
Networking Products — 0.1%
Cisco Systems, Inc. Senior Notes 2.20% due 02/28/2021	60,000	61,837
Oil Companies-Exploration & Production — 0.9%
Anadarko Petroleum Corp. Senior Notes 5.55% due 03/15/2026	70,000	77,299

12

Anadarko Petroleum Corp. Senior Notes 6.60% due 03/15/2046	55,000	66,413
Anadarko Petroleum Corp. Senior Notes 6.95% due 06/15/2019	15,000	16,622
Antero Resources Corp. Company Guar. Notes 5.63% due 06/01/2023	5,000	4,850
Concho Resources, Inc. Company Guar. Notes 5.50% due 04/01/2023	20,000	20,050
Continental Resources, Inc. Company Guar. Notes 5.00% due 09/15/2022	20,000	19,550
Devon Energy Corp. Senior Notes 3.25% due 05/15/2022	95,000	92,130
Devon Energy Corp. Senior Notes 6.30% due 01/15/2019	25,000	27,084
Devon Financing Co. LLC Company Guar. Bonds 7.88% due 09/30/2031	10,000	11,637
EOG Resources, Inc. Senior Notes 4.15% due 01/15/2026	25,000	27,369
Hess Corp. Senior Notes 5.60% due 02/15/2041	25,000	25,209
Hess Corp. Senior Notes 6.00% due 01/15/2040	25,000	25,853
Kerr-McGee Corp. Company Guar. Notes 6.95% due 07/01/2024	75,000	86,717
Noble Energy, Inc. Senior Notes 4.15% due 12/15/2021	30,000	31,544
Pioneer Natural Resources Co. Senior Notes 3.95% due 07/15/2022	10,000	10,463
Pioneer Natural Resources Co. Senior Notes 4.45% due 01/15/2026	70,000	76,265
WPX Energy, Inc. Senior Notes 5.25% due 09/15/2024	5,000	4,400
WPX Energy, Inc. Senior Notes 6.00% due 01/15/2022	10,000	9,300
		632,755
Oil Companies-Integrated — 0.5%
ConocoPhillips Co. Company Guar. Notes 4.20% due 03/15/2021	50,000	54,137
ConocoPhillips Co. Company Guar. Notes 4.95% due 03/15/2026	80,000	90,714
Exxon Mobil Corp. Senior Notes 2.22% due 03/01/2021	60,000	61,863
Exxon Mobil Corp. Senior Notes 2.73% due 03/01/2023	50,000	52,200
Exxon Mobil Corp. Senior Notes 3.04% due 03/01/2026	25,000	26,538
Marathon Oil Corp. Senior Notes 2.70% due 06/01/2020	55,000	51,793
Marathon Oil Corp. Senior Notes 2.80% due 11/01/2022	10,000	9,069
		346,314
Oil Refining & Marketing — 0.1%
Tesoro Corp. Company Guar. Notes 5.13% due 04/01/2024	10,000	10,050
Valero Energy Corp. Senior Notes 4.90% due 03/15/2045	35,000	32,418
		42,468
Paper & Related Products — 0.1%
Clearwater Paper Corp. Company Guar. Notes 4.50% due 02/01/2023	11,000	10,684
Clearwater Paper Corp. Company Guar. Notes 5.38% due 02/01/2025*	30,000	30,000
		40,684
Physicians Practice Management — 0.0%
MEDNAX, Inc. Company Guar. Notes 5.25% due 12/01/2023*	5,000	5,063
Pipelines — 1.2%
DCP Midstream LLC Senior Notes 9.75% due 03/15/2019*	5,000	5,475
DCP Midstream Operating LP Company Guar. Notes 2.70% due 04/01/2019	5,000	4,791
DCP Midstream Operating LP Company Guar. Notes 3.88% due 03/15/2023	10,000	9,100
DCP Midstream Operating LP Company Guar. Notes 4.95% due 04/01/2022	5,000	4,913
Energy Transfer Equity LP Senior Sec. Notes 7.50% due 10/15/2020	86,000	91,160

13

Energy Transfer Partners LP Senior Notes 3.60% due 02/01/2023	75,000	71,868
Energy Transfer Partners LP Senior Notes 5.95% due 10/01/2043	100,000	96,634
Enterprise Products Operating LLC Company Guar. Notes 3.95% due 02/15/2027	25,000	26,516
Kinder Morgan Energy Partners LP Company Guar. Notes 5.30% due 09/15/2020	15,000	16,050
Kinder Morgan Energy Partners LP Company Guar. Notes 6.50% due 04/01/2020	5,000	5,514
Kinder Morgan Energy Partners LP Company Guar. Notes 6.85% due 02/15/2020	10,000	11,191
Kinder Morgan, Inc. Company Guar. Notes 5.05% due 02/15/2046	60,000	57,031
Magellan Midstream Partners LP Senior Notes 5.00% due 03/01/2026	15,000	16,969
MPLX LP Company Guar. Notes 4.50% due 07/15/2023*	15,000	14,538
MPLX LP Company Guar. Notes 4.88% due 12/01/2024*	15,000	14,612
Plains All American Pipeline LP/PAA Finance Corp. Senior Notes 2.85% due 01/31/2023	50,000	46,022
Plains All American Pipeline LP/PAA Finance Corp. Senior Notes 3.65% due 06/01/2022	50,000	49,034
Regency Energy Partners LP/Regency Energy Finance Corp. Company Guar. Notes 5.88% due 03/01/2022	5,000	5,348
Sunoco Logistics Partners Operations LP Company Guar. Notes 4.25% due 04/01/2024	30,000	30,304
Tesoro Logistics LP/Tesoro Logistics Finance Corp. Company Guar. Notes 5.50% due 10/15/2019	15,000	15,675
Tesoro Logistics LP/Tesoro Logistics Finance Corp. Company Guar. Notes 5.88% due 10/01/2020	4,000	4,110
Tesoro Logistics LP/Tesoro Logistics Finance Corp. Company Guar. Notes 6.25% due 10/15/2022	25,000	26,063
Texas Eastern Transmission LP Senior Notes 2.80% due 10/15/2022*	45,000	44,106
Western Gas Partners LP Senior Notes 4.65% due 07/01/2026	20,000	19,945
Williams Partners LP Senior Notes 3.60% due 03/15/2022	135,000	127,893
		814,862
Real Estate Investment Trusts — 0.6%
American Tower Corp. Senior Notes 3.40% due 02/15/2019	90,000	93,720
American Tower Corp. Senior Notes 3.45% due 09/15/2021	45,000	46,839
Crown Castle International Corp. Senior Notes 3.40% due 02/15/2021	5,000	5,220
Crown Castle International Corp. Senior Notes 3.70% due 06/15/2026	25,000	25,792
HCP, Inc. Senior Notes 6.00% due 01/30/2017	80,000	82,095
Kimco Realty Corp. Senior Notes 3.40% due 11/01/2022	15,000	15,723
Liberty Property LP Senior Notes 3.38% due 06/15/2023	25,000	25,329
Liberty Property LP Senior Notes 4.13% due 06/15/2022	25,000	26,432
Ventas Realty LP/Ventas Capital Corp. Company Guar. Notes 4.75% due 06/01/2021	41,000	45,611
VEREIT Operating Partnership LP Company Guar. Notes 4.13% due 06/01/2021	30,000	31,293
Welltower, Inc. Senior Notes 5.25% due 01/15/2022	15,000	16,850
		414,904
Real Estate Operations & Development — 0.2%
Prologis LP Company Guar. Notes 3.35% due 02/01/2021	100,000	105,804
Rental Auto/Equipment — 0.2%
ERAC USA Finance LLC Company Guar. Notes 2.60% due 12/01/2021*	45,000	45,734
ERAC USA Finance LLC Company Guar. Notes 7.00% due 10/15/2037*	30,000	40,871

14

United Rentals North America, Inc. Senior Sec. Notes 4.63% due 07/15/2023	15,000	15,131
United Rentals North America, Inc. Company Guar. Notes 5.50% due 07/15/2025	20,000	19,700
		121,436
Retail-Auto Parts — 0.0%
AutoZone, Inc. Senior Notes 1.63% due 04/21/2019	15,000	15,078
Retail-Automobile — 0.0%
Group 1 Automotive, Inc. Company Guar. Notes 5.00% due 06/01/2022	25,000	24,625
Retail-Building Products — 0.2%
Lowe’s Cos., Inc. Senior Notes 2.50% due 04/15/2026	70,000	71,295
Lowe’s Cos., Inc. Senior Notes 3.70% due 04/15/2046	55,000	56,550
		127,845
Retail-Drug Store — 0.4%
CVS Health Corp. Senior Notes 2.13% due 06/01/2021	20,000	20,246
CVS Health Corp. Senior Notes 2.80% due 07/20/2020	110,000	114,540
CVS Health Corp. Senior Notes 3.88% due 07/20/2025	9,000	9,900
CVS Health Corp. Senior Notes 5.13% due 07/20/2045	65,000	80,637
CVS Pass-Through Trust Pass-Through Certs. 5.77% due 01/10/2033*	12,827	14,293
CVS Pass-Through Trust Pass-Through Certs. 5.93% due 01/10/2034*	21,317	24,714
Walgreens Boots Alliance, Inc. Senior Notes 2.60% due 06/01/2021	20,000	20,373
Walgreens Boots Alliance, Inc. Senior Notes 3.10% due 06/01/2023	15,000	15,278
		299,981
Retail-Restaurants — 0.1%
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC Company Guar. Notes 5.25% due 06/01/2026*	15,000	15,375
McDonald’s Corp. Senior Notes 2.75% due 12/09/2020	20,000	20,880
		36,255
Semiconductor Equipment — 0.1%
Lam Research Corp. Senior Notes 2.80% due 06/15/2021	45,000	46,068
Steel-Producers — 0.1%
Steel Dynamics, Inc. Company Guar. Notes 5.13% due 10/01/2021	10,000	10,238
Steel Dynamics, Inc. Company Guar. Notes 5.50% due 10/01/2024	15,000	15,337
United States Steel Corp. Senior Notes 7.38% due 04/01/2020	17,000	15,996
		41,571
Telecommunication Equipment — 0.0%
CommScope, Inc. Senior Sec. Notes 4.38% due 06/15/2020*	20,000	20,600
Telephone-Integrated — 1.0%
AT&T, Inc. Senior Notes 1.75% due 01/15/2018	50,000	50,272
AT&T, Inc. Senior Notes 2.40% due 03/15/2017	50,000	50,423
AT&T, Inc. Senior Notes 3.60% due 02/17/2023	45,000	46,943
AT&T, Inc. Senior Notes 3.80% due 03/15/2022	20,000	21,247
AT&T, Inc. Senior Notes 4.50% due 05/15/2035	30,000	30,690
AT&T, Inc. Senior Notes 4.75% due 05/15/2046	135,000	138,358
Frontier Communications Corp. Senior Notes 10.50% due 09/15/2022	10,000	10,581
Verizon Communications, Inc. Senior Notes 4.27% due 01/15/2036	121,000	123,833
Verizon Communications, Inc. Senior Notes 4.40% due 11/01/2034	50,000	51,557
Verizon Communications, Inc. Senior Notes 4.52% due 09/15/2048	31,000	32,280
Verizon Communications, Inc. Senior Notes 4.67% due 03/15/2055	124,000	125,419

15

Verizon Communications, Inc. Senior Notes 5.01% due 08/21/2054	42,000	44,417
		726,020
Television — 0.1%
CBS Corp. Company Guar. Notes 4.00% due 01/15/2026	15,000	16,011
TEGNA, Inc. Company Guar. Notes 5.13% due 10/15/2019	75,000	77,156
TEGNA, Inc. Company Guar. Notes 6.38% due 10/15/2023	10,000	10,625
		103,792
Tobacco — 0.1%
Reynolds American, Inc. Company Guar. Notes 3.25% due 06/12/2020	46,000	48,626
Transport-Rail — 0.2%
Kansas City Southern Company Guar. Notes 3.00% due 05/15/2023*	100,000	101,671
Norfolk Southern Corp. Senior Notes 2.90% due 06/15/2026	40,000	41,157
		142,828
Transport-Services — 0.1%
FedEx Corp. Company Guar. Notes 3.25% due 04/01/2026	15,000	15,691
FedEx Corp. Company Guar. Notes 4.55% due 04/01/2046	25,000	27,127
Ryder System, Inc. Senior Notes 2.55% due 06/01/2019	40,000	40,765
		83,583
Trucking/Leasing — 0.2%
Penske Truck Leasing Co. LP/PTL Finance Corp. Senior Notes 4.88% due 07/11/2022*	130,000	141,770
X-Ray Equipment — 0.0%
Hologic, Inc. Company Guar. Notes 5.25% due 07/15/2022*	10,000	10,450
Total U.S. Corporate Bonds & Notes (cost $13,850,612)		14,472,739
FOREIGN CORPORATE BONDS & NOTES - 3.6%
Aerospace/Defense — 0.0%
BAE Systems PLC Senior Notes 4.75% due 10/11/2021*	10,000	11,165
Banks-Commercial — 0.9%
Bank of Nova Scotia Sub. Notes 4.50% due 12/16/2025	125,000	129,871
Barclays Bank PLC Sub. Notes 6.05% due 12/04/2017*	105,000	109,959
BPCE SA Sub. Notes 5.15% due 07/21/2024*	200,000	208,121
Credit Suisse AG Sub. Notes 5.40% due 01/14/2020	132,000	143,297
		591,248
Building Products-Wood — 0.1%
Norbord, Inc. Senior Sec. Notes 6.25% due 04/15/2023*	35,000	35,875
Diversified Banking Institutions — 0.5%
HSBC Holdings PLC Senior Notes 3.40% due 03/08/2021	200,000	206,085
HSBC Holdings PLC Sub. Notes 6.80% due 06/01/2038	100,000	124,562
Royal Bank of Scotland Group PLC Sub. Notes 6.13% due 12/15/2022	30,000	31,461
		362,108
Electric-Generation — 0.1%
Electricite de France SA Senior Notes 4.95% due 10/13/2045*	75,000	82,882
Finance-Leasing Companies — 0.0%
Aircastle, Ltd. Senior Notes 5.50% due 02/15/2022	5,000	5,200
Aircastle, Ltd. Senior Notes 6.25% due 12/01/2019	6,000	6,510
		11,710
Medical-Generic Drugs — 0.6%
Actavis Funding SCS Company Guar. Notes 2.35% due 03/12/2018	175,000	177,385
Actavis Funding SCS Company Guar. Notes 3.00% due 03/12/2020	105,000	108,290
Actavis Funding SCS Company Guar. Notes 3.45% due 03/15/2022	45,000	46,735

16

Mylan NV Company Guar. Notes 3.00% due 12/15/2018*	25,000	25,595
Mylan NV Company Guar. Notes 3.15% due 06/15/2021*	35,000	35,502
Mylan NV Company Guar. Notes 3.75% due 12/15/2020*	30,000	31,277
		424,784
Metal-Diversified — 0.0%
Rio Tinto Finance USA, Ltd. Company Guar. Notes 3.75% due 06/15/2025	20,000	20,922
Oil Companies-Exploration & Production — 0.0%
MEG Energy Corp. Company Guar. Notes 6.38% due 01/30/2023*	6,000	4,440
MEG Energy Corp. Company Guar. Notes 6.50% due 03/15/2021*	5,000	3,875
MEG Energy Corp. Company Guar. Notes 7.00% due 03/31/2024*	5,000	3,850
		12,165
Oil Companies-Integrated — 1.0%
BP Capital Markets PLC Company Guar. Notes 2.52% due 01/15/2020	30,000	30,949
BP Capital Markets PLC Company Guar. Notes 2.75% due 05/10/2023	50,000	50,382
Cenovus Energy, Inc. Senior Notes 3.00% due 08/15/2022	90,000	82,157
Cenovus Energy, Inc. Senior Notes 3.80% due 09/15/2023	10,000	9,411
Cenovus Energy, Inc. Senior Notes 5.20% due 09/15/2043	55,000	47,253
Cenovus Energy, Inc. Senior Notes 5.70% due 10/15/2019	20,000	21,154
Ecopetrol SA Senior Notes 5.88% due 05/28/2045	40,000	34,760
Petrobras Global Finance BV Company Guar. Notes 8.38% due 05/23/2021	95,000	98,040
Petroleos Mexicanos Company Guar. Notes 5.50% due 02/04/2019*	40,000	42,040
Petroleos Mexicanos Company Guar. Notes 5.50% due 06/27/2044	100,000	90,355
Petroleos Mexicanos Company Guar. Notes 5.75% due 03/01/2018	85,000	88,881
Petroleos Mexicanos Company Guar. Notes 6.38% due 02/04/2021*	20,000	21,746
Statoil ASA Company Guar. Notes 3.70% due 03/01/2024	10,000	10,802
Statoil ASA Company Guar. Notes 3.95% due 05/15/2043	55,000	56,848
		684,778
Paper & Related Products — 0.0%
Cascades, Inc. Company Guar. Notes 5.50% due 07/15/2022*	5,000	4,856
Cascades, Inc. Company Guar. Notes 5.75% due 07/15/2023*	25,000	24,063
		28,919
Semiconductor Equipment — 0.0%
Sensata Technologies BV Company Guar. Notes 5.00% due 10/01/2025*	25,000	25,110
Steel-Producers — 0.1%
ArcelorMittal Senior Notes 6.13% due 06/01/2025	50,000	49,750
Tobacco — 0.2%
BAT International Finance PLC Company Guar. Notes 2.75% due 06/15/2020*	125,000	129,619
Transport-Rail — 0.1%
Canadian Pacific Railway Co. Senior Notes 9.45% due 08/01/2021	30,000	39,387
Wireless Equipment — 0.0%
Nokia Oyj Senior Notes 6.63% due 05/15/2039	25,000	26,438
Total Foreign Corporate Bonds & Notes (cost $2,495,274)		2,536,860
MUNICIPAL BONDS & NOTES — 1.1%
Chicago Transit Authority Revenue Bonds Series B 6.90% due 12/01/2040	90,000	116,397
Port Authority of New York & New Jersey Revenue Bonds Series 168 4.93% due 10/01/2051	27,000	34,343

17

Puerto Rico Commonwealth Government Employees Retirement System Revenue Bonds Series A 6.15% due 07/01/2038(3)	300,000	117,000
Puerto Rico Commonwealth Government Employees Retirement System Revenue Bonds Series A 6.20% due 07/01/2039(3)	90,000	35,100
Puerto Rico Commonwealth Government Employees Retirement System Revenue Bonds Series B 6.55% due 07/01/2058(3)	25,000	9,750
State of California General Obligation Bonds 7.30% due 10/01/2039	5,000	7,573
State of California General Obligation Bonds 7.55% due 04/01/2039	55,000	86,942
State of California General Obligation Bonds 7.63% due 03/01/2040	120,000	189,690
State of Illinois General Obligation Bonds 5.10% due 06/01/2033	10,000	9,611
State of Illinois General Obligation Bonds 5.67% due 03/01/2018	65,000	68,491
University of California Revenue Bonds Series AJ 4.60% due 05/15/2031	90,000	105,308
Total Municipal Bonds & Notes (cost $758,538)		780,205
U.S. GOVERNMENT AGENCIES — 26.2%
Federal Home Loan Mtg. Corp. — 6.1%
2.12% due 02/01/2037 FRS	6,469	6,737
2.50% due 01/01/2028	16,125	16,738
2.50% due 04/01/2028	40,959	42,517
3.00% due 08/01/2027	64,650	67,892
3.00% due 10/01/2042	40,401	42,524
3.00% due 11/01/2042	19,483	20,248
3.00% due 08/01/2043	337,283	352,030
3.00% due 07/01/2045	191,618	198,835
3.50% due 03/01/2042	14,212	15,014
3.50% due 08/01/2042	89,380	94,353
3.50% due 09/01/2043	64,814	68,356
3.50% due July TBA	800,000	842,750
4.00% due 03/01/2023	14,186	14,683
4.00% due 09/01/2040	7,491	8,054
4.00% due 10/01/2043	92,188	98,836
4.00% due July TBA	700,000	748,844
4.50% due 01/01/2039	3,025	3,297
5.00% due 12/01/2020	6,222	6,599
5.00% due 05/01/2021	77,002	81,015
5.00% due 07/01/2021	22,151	22,889
5.00% due 05/01/2034	47,702	53,254
5.50% due 05/01/2037	10,705	12,018
5.50% due 06/01/2037	5,125	5,782
6.00% due 08/01/2036	7,353	8,344
6.50% due 05/01/2029	2,346	2,743
6.50% due 07/01/2035	2,760	3,193
6.50% due 05/01/2036	76	87
Federal Home Loan Mtg. Corp. Multifamily Mtg. Trust
Series 2013-K502, Class B
2.64% due 03/25/2045 VRS*(6)	100,000	100,269
Series 2014-K503, Class B
3.01% due 10/25/2047 VRS*(6)	80,000	81,022
Series 2012-K706, Class B
4.03% due 11/25/2044 VRS*(6)	70,000	72,555
Series 2010-K8, Class B
5.25% due 09/25/2043 VRS*(6)	90,000	99,572
Federal Home Loan Mtg. Corp. Structured Agency Credit Risk
Series 2014-HQ1, Class M2
2.95% due 08/25/2024 FRS(4)	250,000	254,079
Series 2015-DNA2, Class M2
3.05% due 12/25/2027 FRS(4)	250,000	254,789
Series 2014-HQ3, Class M2
3.10% due 10/25/2024 FRS(4)	250,000	253,132
Series DNA3, Class M2
3.30% due 04/25/2028 FRS(4)	280,000	287,850
Federal Home Loan Mtg. Corp., REMIC
Series 3964, Class MD
2.00% due 01/15/2041(3)(4)	10,265	10,481
Series 1577, Class PK
6.50% due 09/15/2023(4)	6,676	7,313
Series 1226, Class Z
7.75% due 03/15/2022(4)	638	679
		4,259,373
Federal National Mtg. Assoc. — 15.0%
2.50% due 04/01/2028	67,498	70,045
2.50% due 02/01/2043	84,396	85,447
2.50% due 03/01/2043	165,192	167,250
2.50% due July TBA	100,000	103,459
2.55% due 05/01/2037 FRS	10,329	10,820
2.58% due 10/01/2040 FRS	10,660	11,314
2.64% due 03/01/2027	39,098	40,659
2.66% due 03/01/2027	410,000	425,054
2.78% due 03/01/2027	78,000	81,946
3.00% due 10/01/2027	30,512	32,048
3.00% due 12/01/2027	15,386	16,165
3.00% due 01/01/2028	47,527	49,916
3.00% due July TBA	2,500,000	2,599,660
3.50% due 08/01/2026	29,787	31,596

18

3.50% due 10/01/2028	110,237		117,166
3.50% due July TBA	3,800,000		4,006,594
4.00% due 11/01/2025	9,699		10,357
4.00% due 09/01/2040	6,700		7,212
4.00% due 12/01/2040	113,811		122,426
4.00% due 11/01/2041	10,916		11,732
4.00% due 01/01/2042	34,225		36,689
4.00% due 12/01/2043	31,656		34,645
4.00% due July TBA	500,000		535,892
4.50% due 01/01/2039	9,050		9,872
4.50% due 09/01/2039	21,236		23,237
4.50% due 09/01/2040	44,353		48,615
4.50% due 05/01/2041	21,111		23,084
4.50% due July TBA	800,000		872,996
5.00% due 03/01/2018	7,682		7,895
5.00% due 06/01/2019	2,955		3,042
5.00% due 05/01/2035	455		507
5.00% due 07/01/2040	34,230		38,119
5.00% due July TBA	300,000		333,319
5.50% due 10/01/2021	9,750		10,432
5.50% due 06/01/2022	3,686		3,931
5.50% due 12/01/2029	6,529		7,330
5.50% due 05/01/2034	23,489		26,633
5.50% due 08/01/2037	33,240		37,489
5.50% due 06/01/2038	9,069		10,291
6.00% due 06/01/2017	1,307		1,327
6.00% due 06/01/2026	19,841		22,657
6.00% due 04/01/2027	108,814		124,257
6.00% due 12/01/2033	30,173		35,035
6.00% due 05/01/2034	19,396		22,372
6.50% due 06/01/2035	52,921		60,901
6.50% due 10/01/2037	4,497		5,457
7.00% due 06/01/2037	22,858		26,017
Federal National Mtg. Assoc., REMIC Series 2011-117, Class MA 2.00% due 08/25/2040(4)	14,289		14,395
			10,377,302
Government National Mtg. Assoc. — 5.1%
3.00% due July TBA	1,600,000		1,671,891
3.50% due July TBA	500,000		530,543
4.00% due 09/15/2040	33,344		35,933
4.00% due 11/15/2040	99,501		107,045
4.00% due July TBA	700,000		748,234
4.50% due 02/15/2039	8,207		9,042
4.50% due 08/15/2041	248,563		274,459
5.50% due 05/15/2036	10,812		12,221
6.00% due 09/15/2032	11,700		13,707
6.00% due 12/15/2033	47,152		55,240
7.00% due 07/15/2033	12,249		14,779
7.00% due 11/15/2033	13,121		16,043
8.00% due 11/15/2031	4,391		4,521
8.50% due 11/15/2017	80		81
9.00% due 11/15/2021	173		195
Government National Mtg. Assoc., REMIC
Series 2005-74, Class HA
7.50% due 09/16/2035(4)	174		196
Series 2005-74, Class HB
7.50% due 09/16/2035(4)	10,217		11,975
			3,506,105
Tennessee Valley Authority — 0.0%
1.75% due 10/15/2018	25,000		25,518
Total U.S. Government Agencies (cost $17,942,554)			18,168,298
U.S. GOVERNMENT TREASURIES — 6.8%
United States Treasury Bonds — 0.6%
2.50% due 02/15/2045(9)(11)	213,000		221,761
2.50% due 02/15/2046	157,000		163,482
			385,243
United States Treasury Notes — 6.2%
0.13% due 07/15/2024 TIPS(10)	1,193,876		1,205,876
0.25% due 01/15/2025 TIPS(10)	1,504,900		1,527,826
0.38% due 07/15/2025 TIPS(10)	620,394		638,812
1.63% due 05/15/2026	933,000		944,408
			4,316,922
Total U.S. Government Treasuries (cost $4,536,891)			4,702,165
FOREIGN GOVERNMENT OBLIGATIONS — 2.2%
Central Bank — 0.2%
Bank of Thailand Notes 1.49% due 02/23/2018	THB	4,150,000	117,932
Sovereign — 2.0%
Brazil Notas do Tesouro Nacional Series B Notes 6.00% due 08/15/2016(10)	BRL	939,849	297,889
Brazil Notas do Tesouro Nacional Series B Notes 6.00% due 08/15/2022(10)	BRL	327,787	102,345
Government of Japan Senior Bonds 0.10% due 08/15/2016	JPY	60,000,000	581,268
Oriental Republic of Uruguay Senior Notes 3.70% due 06/26/2037(10)	UYU	1,448,617	37,587
Oriental Republic of Uruguay Senior Notes 4.38% due 12/15/2028(10)	UYU	514	15
Republic of Argentina Senior Notes 2.26% due 12/31/2038(8)	EUR	75,000	51,021

19

Republic of Colombia Bonds 3.00% due 03/25/2033(10)	COP	171,356,645	51,212
Republic of South Africa Bonds 8.50% due 01/31/2037	ZAR	390,000	24,043
Republic of South Africa Bonds 8.75% due 01/31/2044	ZAR	875,192	54,428
Republic of Turkey Bonds 7.10% due 03/08/2023	TRY	305,000	96,277
Republic of Venezuela Senior Bonds 6.00% due 12/09/2020	35,000		14,219
United Mexican States Senior Notes 5.75% due 10/12/2049	70,000		77,350
			1,387,654
Total Foreign Government Obligations (cost $1,388,270)			1,505,586
Total Long-Term Investment Securities (cost $77,906,394)			80,933,331
SHORT-TERM INVESTMENT SECURITIES — 0.3%
Commercial Paper — 0.3%
BNP Paribas SA NY 0.27% due 07/01/16 (cost $200,000)	200,000		200,000
REPURCHASE AGREEMENTS — 1.8%
Bank of America Securities LLC Joint Repurchase Agreement(14)	265,000		265,000
Barclays Capital, Inc. Joint Repurchase Agreement(14)	130,000		130,000
BNP Paribas SA Joint Repurchase Agreement(14)	265,000		265,000
Deutsche Bank AG Joint Repurchase Agreement(14)	245,000		245,000
RBS Securities, Inc. Joint Repurchase Agreement(14)	340,000		340,000
Total Repurchase Agreements (cost $1,245,000)			1,245,000
TOTAL INVESTMENTS (cost $79,351,394)(15)	118.9%		82,378,331
Liabilities in excess of other assets	(18.9)		(13,100,286)
NET ASSETS	100.0%		$69,278,045

†	Non-income producing security
*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At June 30, 2016, the aggregate value of these securities was $12,847,304 representing 18.5% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.

(1)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs (see Note 1).
(2)	Perpetual maturity — maturity date reflects the next call date.
(3)	Illiquid security. At June 30, 2016, the aggregate value of these securities was $998,259 representing 1.4% of net assets.
(4)	Collateralized Mortgage Obligation
(5)	Collateralized Loan Obligation
(6)	Commercial Mortgage Backed Security
(7)	Interest Only
(8)	“Step-up” security where the rate increases (“steps-up”) at a predetermined rate. Rate shown reflects the increased rate.
(9)	The security or a portion thereof was pledged as collateral to cover margin requirements for open swap contracts.
(10)	Principal Amount of security is adjusted for inflation.
(11)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(12)	Denominated in United States dollars unless otherwise indicated.
(13)

Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 1. Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of June 30, 2016, the Multi-Managed Income/Equity Portfolio held the following restricted securities:

					Value	% of
	Acquistion		Acquistion		Per	Net
Description	Date	Shares	Cost	Value	Share	Assets
Common Stocks
ION Media Networks, Inc.	03/05/2014	10	$0	$11,557	1,155.74	0.00%

(14)	See Note 2 for details of Joint Repurchase Agreements.
(15)	See Note 4 for cost of investments on a tax basis.

BRL	— Brazilian Real

20

CLO	— Collateralized Loan Obligation
COP	— Colombian Peso
EUR	— Euro Dollar
GBP	— Pound Sterling
JPY	— Japanese Yen
REMIC	— Real Estate Mortgage Investment Conduit
TBA

— Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement date.

TIPS	— Treasury Inflation Protected Securities
THB	— Thailand Baht
TRY	— Turkish Lira
UYU	— Uruguayan Peso
ZAR	— South African Rand
FRS	— Floating Rate Security
VRS	— Variable Rate Security

The rates shown on FRS and VRS are the current interest rates at June 30, 2016 and unless noted otherwise, the dates shown are the original maturity dates.

Futures Contracts
Number						Unrealized
of			Expiration	Value at	Value as of	Appreciation
Contracts	Type	Description	Month	Trade Date	June 30, 2016	(Depreciation)

3	Short	Euro-Bund	September 2016	$541,143	$556,384	$(15,241)
3	Long	U.S. Treasury 2 Year Notes	September 2016	653,341	657,984	4,643
87	Long	U.S. Treasury 5 Year Notes	September 2016	10,451,525	10,628,273	176,748
66	Short	U.S. Treasury 10 Year Notes	September 2016	8,543,908	8,776,969	(233,061)
6	Short	U.S. Treasury 10 Year Ultra Bonds	September 2016	842,404	874,032	(31,628)
1	Short	U.S. Treasury Long Bonds	September 2016	162,680	172,344	(9,664)
10	Long	U.S. Treasury Ultra Bonds	September 2016	1,751,029	1,863,750	112,721
						$4,518

21

Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized Depreciation
Bank of America, N.A.	EUR	215,000	USD	233,936	03/15/2017	$—	$(6,992)
	MXN	4,090,000	USD	232,032	07/20/2016	8,633	—
	THB	2,820,000	USD	80,080	09/21/2016	—	(69)
	TRY	270,000	USD	90,105	09/21/2016	—	(2,021)
	USD	16,964	EUR	15,000	03/15/2017	—	(155)
	ZAR	270,000	USD	18,093	07/20/2016	—	(184)
						8,633	(9,421)
Bank of Montreal	EUR	15,000	USD	16,904	07/29/2016	243	—

Barclays Bank PLC	USD	79,977	THB	2,820,000	09/21/2016	171	—

BNP Paribas SA	BRL	110,000	USD	31,861	08/17/2016	—	(1,934)
	GBP	95,000	USD	125,148	07/29/2016	—	(1,346)
						—	(3,280)
Citibank N.A.	THB	4,162,000	USD	117,770	09/21/2016	—	(520)
	USD	49,950	EUR	45,000	03/15/2017	477	—
						477	(520)
Credit Agricole	BRL	255,000	USD	79,444	07/05/2016	62	—
	BRL	255,000	USD	75,426	08/02/2016	—	(3,268)
	USD	76,006	BRL	255,000	07/05/2016	3,376	—
						3,438	(3,268)
Deutsche Bank AG	CNY	295,000	USD	44,765	07/28/2016	493	—
	IDR	489,750,000	USD	35,879	09/21/2016	—	(879)
						493	(879)
Goldman Sachs International	BRL	255,000	USD	67,439	07/05/2016	—	(11,943)
	CNY	75,000	USD	11,407	07/28/2016	151	—
	USD	79,444	BRL	255,000	07/05/2016	—	(62)
	USD	144,629	IDR	1,959,000,000	09/21/2016	2,403	—
						2,554	(12,005)
HSBC Bank USA, N.A.	IDR	979,500,000	USD	72,155	09/21/2016	—	(1,361)
	UYU	1,174,000	USD	37,123	09/28/2016	18	—
						18	(1,361)
JPMorgan Chase Bank	EUR	461,000	USD	508,635	07/29/2016	—	(3,406)
	USD	59,021	CNY	370,000	07/28/2016	—	(3,494)
	USD	22,064	EUR	20,000	07/29/2016	150	—
	ZAR	900,000	USD	58,070	07/20/2016	—	(2,853)
						150	(9,753)
Morgan Stanley and Co., Inc.	BRL	920,000	USD	243,915	08/17/2016	—	(38,735)
	JPY	60,059,000	USD	535,133	08/15/2016	—	(47,196)
						—	(85,931)
Royal Bank of Canada	USD	218,448	MXN	4,090,000	07/20/2016	4,951	—
	USD	91,864	EUR	83,000	07/29/2016	325	—
						5,276	—
Standard Chartered Bank	IDR	489,750,000	USD	35,932	09/21/2016	—	(826)

State Street Bank and Trust Co.	COP	150,100,000	USD	50,083	07/21/2016	—	(1,117)

UBS AG	EUR	45,000	USD	51,127	09/21/2016	1,047	—
	USD	177,726	EUR	155,000	03/15/2017	—	(4,033)
						1,047	(4,033)
Net Unrealized Appreciation(Depreciation)						$22,500	$(132,394)

BRL — Brazilian Real

CNY — Chinese Yuan

COP — Colombian Peso

EUR — Euro Dollar

GBP — Pound Sterling

IDR — Indonesian Rupiah

JPY — Japanese Yen

MXN — Mexican Peso

THB — Thailand Baht

TRY — Turkish Lira

USD — United States Dollar

UYU — Uruguayan Peso

ZAR — South African Rand

22

Centrally Cleared Interest Rate Swap Contracts
			Rates Exchanged		Upfront Payments
Notional Amount (000’s)		Termination Date	Payments Received by the Portfolio	Payments Made by the Portfolio	Made (Received) by the Portfolio	Unrealized Appreciation (Depreciation)
USD	435	06/15/2026	3 month LIBOR	1.63%	$—	$(10,743)

LIBOR — London Interbank Offered rate

USD — United States Dollar

Over the Counter Credit Default Swaps on Sovereign Issues — Buy Protection(1)

Reference Obligation	Fixed Deal (Pay) Rate	Termination Date	Counterparty	Implied Credit Spread at June 30, 2016(2)	Notional Amount(3)	Value at June 30, 2016(4)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)

Federative Republic of Brazil Senior Notes 4.25% due 01/07/2025	(1.00)%	06/20/2021	Goldman Sachs International	3.08%	$40,000	$3,813	$4,470	$(657)
Republic of Columbia Senior Notes 10.38% due 01/28/2033	(1.00)	06/20/2021	Goldman Sachs International	2.02	25,000	1,197	1,529	(332)
United Mexican States Senior Notes 5.95% due 03/19/2019	(1.00)	06/20/2018	Goldman Sachs International	0.71	45,000	(253)	(141)	(112)
United Mexican States Senior Notes 5.95% due 03/19/2019	(1.00)	06/20/2018	Goldman Sachs International	0.71	45,000	(254)	(177)	(77)
						$4,503	$5,681	$(1,178)

(1) If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2) Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

(3) The maximum potential amount the Portfolio could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4) The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement have been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2016 (see Note1):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs	Level 3- Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Television	$—	$—	$11,557	$11,557
Other Industries	22,006,233	—	—	22,006,233
Preferred Securities/Capital Securities:
Finance-Investment Banker/Broker	—	—	2	2
Other Industries	—	1,040,784	—	1,040,784
Asset Backed Securities	—	15,708,902	—	15,708,902
U.S. Corporate Bonds & Notes:
Finance-Investment Banker/Broker	—	55,787	5	55,792
Other Industries	—	14,416,947	—	14,416,947
Foreign Corporate Bonds & Notes	—	2,536,860	—	2,536,860
Municipal Bond & Notes	—	780,205	—	780,205
U.S. Government Agencies	—	18,168,298	—	18,168,298
U.S. Government Treasuries	—	4,702,165	—	4,702,165
Foreign Government Obligations	—	1,505,586	—	1,505,586
Short-Term Investment Securities	—	200,000	—	200,000
Repurchase Agreements	—	1,245,000	—	1,245,000
Total Investments at Value	$22,006,233	$60,360,534	$11,564	$82,378,331

Other Financial Instruments:+
Futures Contracts	$294,112	$—	$—	$294,112
Forward Foreign Currency Contracts	—	22,500	—	22,500
Total Other Financial Instruments	$294,112	$22,500	$—	$316,612

LIABILITIES:
Other Financial Instruments:+
Futures Contracts	$289,594	$—	$—	$289,594
Forward Foreign Currency Contracts	—	132,394	—	132,394
Centrally Cleared Interest Rate Swap Contracts	—	10,743	—	10,743
Over the Counter Credit Default Swaps on Sovereign Issues — Buy Protection	—	1,178	—	1,178
Total Other Financial Instruments	$289,594	$144,315	$—	$433,909

* For a detailed presentation of investments, please refer to the Portfolio of Investments.

+ Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no material transfers between Levels during the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Portfolio.

See Notes to Portfolio of Investments

23

SEASONS SERIES TRUST MULTI-MANAGED INCOME PORTFOLIO

Portfolio of Investments — June 30, 2016 — (unaudited)

Security Description	Shares/ Principal Amount(10)	Value (Note 1)
COMMON STOCKS — 16.4%
Aerospace/Defense — 0.3%
Northrop Grumman Corp.	456	$101,360
Teledyne Technologies, Inc.†	640	63,392
		164,752
Airlines — 0.1%
United Continental Holdings, Inc.†	1,936	79,453
Apparel Manufacturers — 0.1%
Carter’s, Inc.	646	68,780
Applications Software — 0.7%
Microsoft Corp.	5,526	282,765
NetSuite, Inc.†	837	60,934
Salesforce.com, Inc.†	979	77,742
		421,441
Athletic Footwear — 0.1%
NIKE, Inc., Class B	1,442	79,598
Auto/Truck Parts & Equipment-Original — 0.1%
Delphi Automotive PLC	1,054	65,980
Banks-Commercial — 0.1%
PacWest Bancorp	750	29,835
Beverages-Non-alcoholic — 0.3%
Coca-Cola Co.	3,225	146,189
Beverages-Wine/Spirits — 0.1%
Brown-Forman Corp., Class B	445	44,393
Building Products-Cement — 0.2%
Vulcan Materials Co.	825	99,297
Cable/Satellite TV — 0.4%
Comcast Corp., Class A	3,331	217,148
Cellular Telecom — 0.2%
T-Mobile US, Inc.†	2,094	90,607
Chemicals-Diversified — 0.2%
PPG Industries, Inc.	892	92,902
Commercial Services — 0.4%
Aramark	1,399	46,755
CoStar Group, Inc.†	231	50,510
Nielsen Holdings PLC	1,150	59,766
ServiceMaster Global Holdings, Inc.†	1,193	47,481
		204,512
Commercial Services-Finance — 0.1%
Equifax, Inc.	249	31,971
S&P Global, Inc.	311	33,358
		65,329
Computer Aided Design — 0.1%
ANSYS, Inc.†	516	46,827
Computer Services — 0.2%
Amdocs, Ltd.	1,108	63,954
Cognizant Technology Solutions Corp., Class A†	908	51,974
		115,928
Computer Software — 0.1%
SS&C Technologies Holdings, Inc.	1,522	42,738
Computers — 0.5%
Apple, Inc.	2,756	263,474
Consulting Services — 0.1%
Verisk Analytics, Inc.†	764	61,945
Containers-Metal/Glass — 0.2%
Crown Holdings, Inc.†	1,807	91,561
Containers-Paper/Plastic — 0.1%
Sealed Air Corp.	1,363	62,657
Cosmetics & Toiletries — 0.3%
Colgate-Palmolive Co.	1,144	83,741
Estee Lauder Cos., Inc., Class A	1,030	93,750
		177,491
Cruise Lines — 0.1%
Norwegian Cruise Line Holdings, Ltd.†	1,218	48,525
Diversified Manufacturing Operations — 0.2%
A.O. Smith Corp.	658	57,976
Dover Corp.	595	41,246
		99,222
E-Commerce/Products — 0.5%
Amazon.com, Inc.†	383	274,082
E-Commerce/Services — 0.2%
Priceline Group, Inc.†	91	113,605
Electronic Components-Semiconductors — 0.2%
Broadcom, Ltd.	460	71,484
Texas Instruments, Inc.	1,122	70,293
		141,777
Electronic Connectors — 0.2%
Amphenol Corp., Class A	2,269	130,082
Electronic Design Automation — 0.1%
Cadence Design Systems, Inc.†	2,822	68,575
Electronic Forms — 0.2%
Adobe Systems, Inc.†	1,131	108,339
Electronic Measurement Instruments — 0.1%
National Instruments Corp.	1,650	45,210
Electronic Security Devices — 0.1%
Allegion PLC	717	49,781
Enterprise Software/Service — 0.2%
Tyler Technologies, Inc.†	422	70,351
Ultimate Software Group, Inc.†	337	70,868
		141,219
Entertainment Software — 0.1%
Activision Blizzard, Inc.	1,512	59,921
Finance-Consumer Loans — 0.1%
Synchrony Financial†	1,828	46,212
Finance-Credit Card — 0.6%
MasterCard, Inc., Class A	1,564	137,726
Visa, Inc., Class A	2,440	180,975
		318,701
Finance-Investment Banker/Broker — 0.1%
E*TRADE Financial Corp.†	1,783	41,883
Finance-Other Services — 0.1%
Intercontinental Exchange, Inc.	249	63,734
Financial Guarantee Insurance — 0.0%
MGIC Investment Corp.†	1,667	9,919
Food-Confectionery — 0.2%
Hershey Co.	1,077	122,229
Food-Retail — 0.2%
Kroger Co.	2,631	96,794

1

Food-Wholesale/Distribution — 0.1%
Sysco Corp.	1,305		66,216
Hotels/Motels — 0.1%
Hilton Worldwide Holdings, Inc.	1,251		28,185
Industrial Gases — 0.2%
Air Products & Chemicals, Inc.	782		111,075
Instruments-Controls — 0.3%
Honeywell International, Inc.	957		111,318
Sensata Technologies Holding NV†	2,022		70,548
			181,866
Internet Content-Entertainment — 0.4%
Facebook, Inc., Class A†	2,216		253,244
Investment Management/Advisor Services — 0.1%
BlackRock, Inc.	102		34,938
Machinery-General Industrial — 0.1%
Roper Technologies, Inc.	280		47,757
Medical Information Systems — 0.2%
athenahealth, Inc.†	661		91,225
Medical Instruments — 0.2%
Boston Scientific Corp.†	3,986		93,153
Medical-Biomedical/Gene — 1.0%
Alder Biopharmaceuticals, Inc.†	1,501		37,480
Amgen, Inc.	1,218		185,319
Biogen, Inc.†	380		91,892
Celgene Corp.†	1,561		153,961
Regeneron Pharmaceuticals, Inc.†	197		68,798
			537,450
Medical-Drugs — 1.4%
AbbVie, Inc.	2,373		146,912
Allergan PLC†	651		150,439
Bristol-Myers Squibb Co.	2,603		191,451
Eli Lilly & Co.	2,036		160,335
Ironwood Pharmaceuticals, Inc.†	3,917		51,215
Mallinckrodt PLC†	1,365		82,965
			783,317
Medical-Hospitals — 0.2%
Universal Health Services, Inc., Class B	905		121,361
Metal Processors & Fabrication — 0.1%
Rexnord Corp.†	2,859		56,122
Multimedia — 0.2%
Walt Disney Co.	1,130		110,537
Oil Companies-Exploration & Production — 0.0%
Anadarko Petroleum Corp.	342		18,212
Oil Refining & Marketing — 0.0%
Phillips 66	184		14,599
Oil-Field Services — 0.0%
Halliburton Co.	414		18,750
Pharmacy Services — 0.1%
Diplomat Pharmacy, Inc.†	1,857		64,995
Real Estate Investment Trusts — 0.4%
American Tower Corp.	1,482		168,370
Simon Property Group, Inc.	256		55,526
			223,896
Real Estate Management/Services — 0.1%
Jones Lang LaSalle, Inc.	445		43,365
Recreational Vehicles — 0.1%
Polaris Industries, Inc.	822		67,207
Retail-Auto Parts — 0.1%
AutoZone, Inc.†	62		49,218
Retail-Building Products — 0.3%
Lowe’s Cos., Inc.	2,296		181,774
Retail-Catalog Shopping — 0.1%
Liberty Interactive Corp. QVC Group, Class A†	1,707		43,307
Retail-Discount — 0.3%
Costco Wholesale Corp.	434		68,155
Dollar Tree, Inc.†	1,211		114,125
			182,280
Retail-Gardening Products — 0.1%
Tractor Supply Co.	684		62,367
Retail-Restaurants — 0.3%
Chipotle Mexican Grill, Inc.†	104		41,887
Dunkin’ Brands Group, Inc.	1,235		53,871
Starbucks Corp.	1,749		99,903
			195,661
Telecommunication Equipment — 0.1%
CommScope Holding Co., Inc.†	1,712		53,123
Television — 0.0%
ION Media Networks, Inc.†(1)(12)(13)	4		4,623
Tobacco — 0.2%
Altria Group, Inc.	1,541		106,267
Toys — 0.1%
Mattel, Inc.	1,289		40,333
Transport-Rail — 0.1%
CSX Corp.	2,931		76,440
Web Portals/ISP — 0.9%
Alphabet, Inc., Class C†	691		478,241
Total Common Stocks (cost $8,365,951)			9,153,751
PREFERRED SECURITIES/CAPITAL SECURITIES — 2.3%
Banks-Commercial — 0.5%
Banco Bilbao Vizcaya Argentaria SA FRS 7.00% due 02/19/2019(2)(12)	EUR	200,000	190,721
Banco Santander SA FRS 6.25% due 03/12/2019(2)(12)	EUR	100,000	93,774
			284,495
Building Societies — 0.4%
Nationwide Building Society FRS 6.88% due 06/20/2019(2)	GBP	175,000	217,679
Diversified Banking Institutions — 1.2%
Credit Agricole SA FRS 8.13% due 12/23/2025(2)	200,000		198,633

2

Credit Suisse Group AG FRS 6.25% due 12/18/2024(2)	275,000	258,796
Societe Generale SA FRS 8.25% due 11/29/2018(2)	225,000	222,750
		680,179
Finance-Investment Banker/Broker — 0.0%
Lehman Brothers Holdings Capital Trust VII Escrow Security 5.86% due 11/30/2056†(12)	8,000	1
Insurance-Property/Casualty — 0.2%
ACE Capital Trust II 9.70% due 04/01/2030	80,000	116,400
Total Preferred Securities/Capital Securities (cost $1,513,365)		1,298,754
ASSET BACKED SECURITIES — 28.6%
Diversified Financial Services — 28.6%
Alternative Loan Trust FRS Series 2006-OC11, Class 2A2A 0.62% due 01/25/2037(3)	88,269	72,501
AmeriCredit Automobile Receivables Trust Series 2014-2, Class C 2.18% due 06/08/2020	7,000	7,033
AMMC CLO XIV, Ltd. FRS Series 2014-14A, Class A1L 2.09% due 07/27/2026*(4)	250,000	248,771
Ares XXX CLO, Ltd. FRS Series 2014-30A, Class A2 1.48% due 04/20/2023*(4)	180,082	178,610
Asset Backed Securities Corp. Home Equity Loan Trust FRS Series 2004-HE7, Class M2 2.03% due 10/25/2034(12)	4,628	4,343
Atrium XI FRS Series 11-A, Class B 2.79% due 10/23/2025*(4)	250,000	249,122
Banc of America Commercial Mtg. Trust VRS Series 2007-3, Class A4 5.93% due 02/10/2051(5)	120,954	125,014
BB-UBS Trust Series 2012-SHOW, Class A 3.43% due 11/05/2036*(5)	235,000	250,081
Bear Stearns Adjustable Rate Mtg. Trust FRS Series 2005-12, Class 12A1 2.75% due 02/25/2036(3)	195,006	174,798
Bear Stearns Commercial Mtg. Securities Trust VRS Series 2007-PW17, Class A4 5.69% due 06/11/2050(5)	89,391	92,376
Bear Stearns Commercial Mtg. Securities Trust VRS Series 2007-PW16, Class A4 5.91% due 06/11/2040(5)	45,086	46,056
CAL Funding II, Ltd. Series 2012-1A, Class A 3.47% due 10/25/2027*	19,000	18,596
Carlyle Global Market Strategies CLO, Ltd. FRS Series 2013-3A, Class A1A 1.75% due 07/15/2025*(4)	250,000	246,770
Carlyle Global Market Strategies CLO, Ltd. FRS Series 2015-2A,Class A1 2.10% due 04/27/2027*(4)	250,000	248,899
Carlyle Global Market Strategies CLO, Ltd. FRS Series 2014-4A, Class B 3.08% due 10/15/2026*(4)	250,000	249,399
Cent CLO, Ltd. FRS Series 2013-20A, Class A 2.12% due 01/25/2026*(4)	250,000	247,927
Cent CLO, Ltd. FRS Series 2015-23A, Class A1 2.12% due 04/17/2026*(4)	250,000	248,537
CIFC Funding, Ltd. FRS Series 2014-2A, Class A1L 2.14% due 05/24/2026*(4)	250,000	248,631
Citigroup Commercial Mtg. Trust Series 2015-P1, Class A5 3.72% due 09/15/2048(5)	120,000	131,847
Citigroup Commercial Mtg. Trust Series 2014-GC19, Class A4 4.02% due 03/10/2047(5)	75,000	83,577
Citigroup Commercial Mtg. Trust VRS Series 2008-C7, Class A4 6.34% due 12/10/2049(5)	38,068	39,596
Citigroup Mtg. Loan Trust, Inc. FRS
Series 2006-AR1, Class 3A1 3.04% due 03/25/2036(3)	107,401	102,667
Citigroup/Deutsche Bank Commercial Mtg. Trust Series 2007-CD4, Class A4 5.32% due 12/11/2049(5)	125,740	127,062
Citigroup/Deutsche Bank Commercial Mtg. Trust VRS Series 2007-CD5, Class A4 5.89% due 11/15/2044(5)	140,534	145,707
Commercial Mtg. Loan Trust VRS Series 2008-LS1, Class A4B 6.30% due 12/10/2049(5)	89,578	92,918
Commercial Mtg. Trust Series 2015-LC19, Class A4 3.18% due 02/10/2048(5)	110,000	116,333
Commercial Mtg. Trust Series 2013-WWP, Class A2 3.42% due 03/10/2031*(5)	155,000	165,748
Commercial Mtg. Trust Series 2014-CR21, Class A3 3.53% due 12/10/2047(5)	155,059	167,492
Commercial Mtg. Trust Series 2014-UBS2, Class A5 3.96% due 03/10/2047(5)	149,000	164,144

3

Commercial Mtg. Trust Series 2014-CR17, Class A5 3.98% due 05/10/2047(5)	75,000	83,368
Commercial Mtg. Trust Series 2007-GG9, Class A4 5.44% due 03/10/2039(5)	129,308	130,496
Countrywide Home Loan Mtg. Pass Through Trust Series 2005-6, Class 1A11 5.25% due 02/25/2026(3)	407	407
Countrywide Home Loan Mtg. Pass Through Trust Series 2005-29, Class A1 5.75% due 12/25/2035(3)	72,242	62,690
Countrywide Home Loan Mtg. Pass Through Trust Series 2006-14, Class A3 6.25% due 09/25/2036(3)	3,892	3,429
CPS Auto Receivables Trust Series 2012-D, Class A 1.48% due 03/16/2020*	15,530	15,461
Credit Suisse First Boston Mtg. Securities Corp. Series 2005-C3, Class AJ 4.77% due 07/15/2037(5)	449	449
CSAIL Commercial Mtg. Trust VRS Series 2015-C2, Class XA 1.03% due 06/15/2057(5)(6)	1,245,896	67,749
Domino’s Pizza Master Issuer LLC Series 2012-1A, Class A2 5.22% due 01/25/2042*(12)	40,129	41,300
Drive Auto Receivables Trust Series 2015-BA, Class B 2.12% due 06/17/2019*	105,000	105,215
Dryden XXXI Senior Loan Fund FRS Series 2014-31A, Class A 1.98% due 04/18/2026*(4)	250,000	248,495
First Horizon Alternative Mtg. Securities Trust FRS Series 2005-AA3, Class 3A1 2.73% due 05/25/2035(3)	178,707	160,376
First Investors Auto Owner Trust Series 2014-1A, Class A3 1.49% due 01/15/2020*	25,061	25,033
First Investors Auto Owner Trust Series 2013-1A, Class B 1.81% due 10/15/2018*	16,143	16,145
First Investors Auto Owner Trust Series 2014-3A, Class B 2.39% due 11/16/2020*	190,000	189,568
Ford Credit Auto Owner Trust Series 2013-D, Class B 1.54% due 03/15/2019	6,000	6,015
Ford Credit Floorplan Master Owner Trust Series 2014-1, Class B 1.40% due 02/15/2019	50,000	49,856
Ford Credit Floorplan Master Owner Trust Series 2014-4, Class A1 1.40% due 08/15/2019	11,000	11,017
Galaxy XIX CLO, Ltd. FRS Series 2015-19A, Class A1A 2.19% due 01/24/2027*(4)	250,000	249,432
GS Mtg. Securities Corp. II Series 2012-BWTR, Class A 2.95% due 11/05/2034*(5)	160,000	167,132
GS Mtg. Securities Corp. II Series 2005-ROCK, Class A 5.37% due 05/03/2032*(5)	40,000	48,600
GS Mtg. Securities Corp. Trust Series 2012-ALOH, Class A 3.55% due 04/10/2034*(5)	100,000	108,198
GS Mtg. Securities Trust Series 2015-GS1, Class A3 3.73% due 11/10/2048(5)	145,000	160,280
GS Mtg. Securities Trust Series 2014-GC20, Class A5 4.00% due 04/10/2047(5)	140,000	155,752
GSAA Home Equity Trust FRS Series 2007-4, Class A1 0.55% due 03/25/2037(12)	259,372	132,299
GSR Mtg. Loan Trust FRS Series 2006-AR2, Class 3A1 2.86% due 04/25/2036(3)	14,646	12,204
GSR Mtg. Loan Trust FRS
Series 2007-AR1, Class 2A1
2.90% due 03/25/2047(3)	42,295	34,806
GSR Mtg. Loan Trust FRS Series 2006-AR1, Class 2A1 2.94% due 01/25/2036(3)	73,663	68,153
GSR Mtg. Loan Trust FRS Series 2005-AR2, Class 1A2 2.98% due 04/25/2035(3)	65,385	62,231
GTP Acquisition Partners I LLC Series 2015-2, Class A 3.48% due 06/15/2050*	160,000	161,661
Hilton USA Trust Series 2013-HLT, Class AFX 2.66% due 11/05/2030*(5)	195,000	195,833
Impac CMB Trust FRS Series 2005-4, Class 1A1A 0.99% due 05/25/2035(3)	104,590	93,703
JP Morgan Chase Commercial Mtg. Securities Trust Series 2012-WLDN, Class A 3.91% due 05/05/2030*(5)	141,995	152,550
JP Morgan Chase Commercial Mtg. Securities Trust Series 2013-C16, Class A4 4.17% due 12/15/2046(5)	78,250	88,078
JP Morgan Chase Commercial Mtg. Securities Trust Series 2006-LDP9, Class A3 5.34% due 05/15/2047(5)	173,806	175,344

4

JP Morgan Chase Commercial Mtg. Securities Trust VRS Series 2007-CB19, Class A4 5.89% due 02/12/2049(5)	111,646	114,146
JP Morgan Chase Commercial Mtg. Securities Trust Series 2008-C2, Class A4 6.07% due 02/12/2051(5)	94,124	97,633
JPMBB Commercial Mtg. Securities Trust Series 2015-C28, Class A4 3.23% due 10/15/2048(5)	126,000	133,045
JPMBB Commercial Mtg. Securities Trust Series 2014-C22, Class A4 3.80% due 09/15/2047(5)	64,000	70,211
LB-UBS Commercial Mtg. Trust Series 2007-C2, Class A3 5.43% due 02/15/2040(5)	24,301	24,645
LB-UBS Commercial Mtg. Trust VRS Series 2007-C6, Class A4 5.86% due 07/15/2040(5)	95,263	97,490
LB-UBS Commercial Mtg. Trust VRS Series 2008-C1, Class A2 6.25% due 04/15/2041(5)	51,792	54,594
LSTAR Securities Investment Trust FRS Series 2015-2, Class A 2.46% due 01/01/2020*(3)	86,455	85,345
LSTAR Securities Investment Trust FRS Series 2015-4, Class A1 2.46% due 04/01/2020*(3)	166,590	163,258
LSTAR Securities Investment Trust FRS Series 2015-9, Class A1 2.46% due 10/01/2020*(3)	166,435	163,380
Madison Park Funding XI, Ltd. FRS Series 2013-11A, Class A1A 1.92% due 10/23/2025*(4)	250,000	247,818
Magnetite IX, Ltd. FRS Series 2014-9A, Class A2 2.59% due 07/25/2026*(4)	250,000	248,601
Merrill Lynch Mtg. Investors Trust FRS Series 2005-A2, Class A2 2.65% due 02/25/2035(3)	28,886	28,803
Merrill Lynch Mtg. Investors Trust FRS Series 2005-A1, Class 2A1 2.76% due 12/25/2034(3)	49,559	49,345
ML-CFC Commercial Mtg. Trust Series 2007-5, Class A4 5.38% due 08/12/2048(5)	121,200	122,487
ML-CFC Commercial Mtg. Trust Series 2007-9, Class A4 5.70% due 09/12/2049(5)	57,023	59,315
ML-CFC Commercial Mtg. Trust VRS Series 2007-7, Class A4 5.81% due 06/12/2050(5)	80,708	83,070
Morgan Stanley Bank of America Merrill Lynch Trust VRS Series 2014-C19, Class XA 1.30% due 12/15/2047(5)(6)	356,535	21,705
Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C14, Class A5 4.06% due 02/15/2047(5)	25,000	27,941
Morgan Stanley Capital I Trust Series 2014-MP, Class A 3.47% due 08/11/2029*(5)	105,000	111,951
Morgan Stanley Capital I Trust Series 2006-IQ12, Class A4 5.33% due 12/15/2043(5)	87,013	87,240
Morgan Stanley Capital I Trust VRS Series 2007-IQ14, Class A4 5.69% due 04/15/2049(5)	115,000	117,160
Morgan Stanley Capital I Trust Series 2007-IQ16, Class A4 5.81% due 12/12/2049(5)	66,398	68,941
Morgan Stanley Capital I Trust VRS Series 2008-T29, Class A4 6.48% due 01/11/2043(5)	57,196	60,439
Morgan Stanley Mtg. Loan Trust Series 2007-12, Class 3A22 6.00% due 08/25/2037(3)	48,788	42,159
MortgageIT Trust FRS Series 2005-4, Class A1 0.73% due 10/25/2035(3)	246,956	224,699
New Residential Mortgage Loan Trust VRS
Series 2016-2A, Class A1
3.75% due 11/25/2035*(3)	140,556	146,944
Nomura Asset Acceptance Corp Alternative Loan Trust FRS Series 2006-AF1, Class 3A1 3.88% due 06/25/2036(3)	152,557	114,247
NRP Mtg. Trust VRS Series 2013-1, Class A1 3.25% due 07/25/2043*(3)	15,843	15,914
NRZ Advance Receivables Trust Series 2015-T2, Class AT2 3.30% due 08/17/2048*	440,000	444,167
Oaktree EIF II Series B1, Ltd. FRS Series BH3-B1A, Class A 2.18% due 02/15/2026*(4)	250,000	249,623
OCP CLO, Ltd. FRS Series 2015-8A, Class A1 2.16% due 04/17/2027*(4)	215,000	214,338
Ocwen Master Advance Receivables Trust Series 2015-1, Class AT1 2.54% due 09/17/2046*	135,000	135,009
OHA Credit Partners VII, Ltd. FRS Series 2012-7A, Class A 2.06% due 11/20/2023*(4)	200,000	200,409

5

OHA Loan Funding 2015-1, Ltd. FRS Series 2015-1A, Class A 2.13% due 02/15/2027*(4)	250,000	250,218
OneMain Financial Issuance Trust Series 2A, Class A 4.10% due 03/20/2028*	170,000	175,286
Option One Mtg. Loan Trust FRS Series 2006-3, Class 2A2 0.55% due 02/25/2037(12)	52,655	29,335
OZLM VI, Ltd. FRS Series 2014-6A, Class A1 2.18% due 04/17/2026*(4)	250,000	248,577
OZLM XII, Ltd. FRS Series 2015-12A, Class A1 2.09% due 04/30/2027*(4)	250,000	248,292
Race Point IX CLO, Ltd. FRS Series BH3-9A, Class A1 2.14% due 04/15/2027*(4)	250,000	248,137
RFMSI SeriesTrust FRS Series 2005-SA3, Class 1A 3.08% due 08/25/2035(3)	145,884	108,695
RFMSI Series Trust Series 2006-S1, Class 1A3 5.75% due 01/25/2036(3)	2,640	2,618
Securitized Asset Backed Receivables LLC Trust FRS Series 2007-BR5, Class A2A 0.58% due 05/25/2037(12)	130,074	84,695
Sequoia Mtg. Trust FRS Series 2007-1, Class 2A1 2.76% due 02/20/2047(3)	131,920	112,072
Sound Point CLO VIII, Ltd. FRS Series 2015-1A, Class A 2.16% due 04/15/2027*(4)	250,000	249,315
Soundview Home Loan Trust FRS Series 2006-3, Class A4 0.70% due 11/25/2036(12)	195,000	129,207
SpringCastle America Funding LLC Series 2014-A, Class AA 2.70% due 05/25/2023*(12)	73,843	74,094
Springleaf Funding Trust Series 2014-AA, Class A 2.41% due 12/15/2022*	77,836	77,883
Springleaf Mtg. Loan Trust VRS Series 2013-2A, Class M1 3.52% due 12/25/2065*(3)	100,000	99,901
Thornburg Mtg. Securities Trust FRS Series 2005-1, Class A3 2.54% due 04/25/2045(3)	97,653	97,653
Towd Point Mtg. Trust VRS Series 2016-2, Class A1A 2.75% due 08/25/2055*(3)	103,176	104,570
Treman Park CLO, Ltd. FRS Series 2015-1A, Class A 2.13% due 04/20/2027*(4)	250,000	249,624
Voya CLO, Ltd. FRS Series 2015-1A, Class A1 2.11% due 04/18/2027*(4)	250,000	250,233
Voya CLO, Ltd. FRS Series 2014-4A, Class A2A 3.03% due 10/14/2026*(4)	250,000	249,318
WaMu Mtg. Pass-Through Certs. Trust FRS Series 2006-AR15, Class 2A 2.18% due 11/25/2046(3)	142,156	125,754
Wells Fargo Commercial Mtg. Trust VRS Series 2015-NXS3, Class XA 1.34% due 09/15/2057(5)(6)	996,166	69,006
Wells Fargo Commercial Mtg. Trust Series 2014-LC16, Class A5 3.82% due 08/15/2050(5)	80,000	87,958
Wells Fargo Commercial Mtg. Trust VRS Series 2015-NXS1, Class D 4.24% due 05/15/2048(5)	10,000	7,715
Wells Fargo Mtg. Backed Securities Trust FRS Series 2006-AR14, Class 2A1 2.75% due 10/25/2036(3)	71,447	66,054
Wells Fargo Mtg. Backed Securities Trust FRS Series 2004-X, Class 1A3 2.76% due 11/25/2034(3)	2,793	2,787
Wells Fargo Mtg. Backed Securities Trust FRS
Series 2004-BB, Class A2 2.85% due 01/25/2035(3)	169,536	169,031
Wells Fargo Mtg. Backed Securities Trust FRS Series 2005-AR2, Class 2A2 2.87% due 03/25/2035(3)	112,948	113,787
Westlake Automobile Receivables Trust Series 2014-B, Class 2A 1.58% due 04/15/2020*	155,000	154,955
WF-RBS Commercial Mtg. Trust VRS Series 2011-C2, Class XA 0.99% due 02/15/2044*(5)(6)	641,357	19,149
WF-RBS Commercial Mtg. Trust Series 2014-C20, Class A5 4.00% due 05/15/2047(5)	145,000	161,405
WF-RBS Commercial Mtg. Trust Series 2014-L14, Class A5 4.05% due 03/15/2047(5)	130,000	145,155
WF-RBS Commercial Mtg. Trust Series 2014-C19, Class A5 4.10% due 03/15/2047(5)	60,000	67,205
Total Asset Backed Securities (cost $15,915,102)		15,983,636
U.S. CORPORATE BONDS & NOTES — 25.9%
Aerospace/Defense — 0.1%
BAE Systems Holdings, Inc. Company Guar. Notes 2.85% due 12/15/2020*	15,000	15,327

6

Lockheed Martin Corp. Senior Notes 2.50% due 11/23/2020	25,000	25,797
Lockheed Martin Corp. Senior Notes 4.70% due 05/15/2046	15,000	17,682
		58,806
Apparel Manufacturers — 0.1%
Hanesbrands, Inc. Company Guar. Notes 4.88% due 05/15/2026*	15,000	15,054
William Carter Co. Company Guar. Notes 5.25% due 08/15/2021	50,000	51,750
		66,804
Auto-Cars/Light Trucks — 1.2%
Ford Motor Credit Co. LLC Senior Notes 1.50% due 01/17/2017	11,000	11,011
Ford Motor Credit Co. LLC Senior Notes 4.13% due 08/04/2025	200,000	214,430
General Motors Co. Senior Notes 6.60% due 04/01/2036	70,000	80,270
General Motors Co. Senior Notes 6.75% due 04/01/2046	10,000	11,862
General Motors Financial Co., Inc. Company Guar. Notes 2.40% due 04/10/2018	75,000	75,589
General Motors Financial Co., Inc. Company Guar. Notes 3.50% due 07/10/2019	100,000	103,474
General Motors Financial Co., Inc. Company Guar. Notes 4.75% due 08/15/2017	115,000	118,661
General Motors Financial Co., Inc. Company Guar. Notes 5.25% due 03/01/2026	30,000	32,613
		647,910
Banks-Commercial — 0.5%
Capital One NA Senior Notes 1.65% due 02/05/2018	250,000	250,210
Banks-Super Regional — 0.9%
Capital One Financial Corp. Sub. Notes 4.20% due 10/29/2025	30,000	30,841
PNC Funding Corp. Company Guar. Notes 5.63% due 02/01/2017	75,000	76,853
SunTrust Banks, Inc. Senior Notes 3.50% due 01/20/2017	91,000	92,013
Wells Fargo & Co. Senior Notes 3.00% due 04/22/2026	30,000	30,581
Wells Fargo & Co. Sub. Notes 4.40% due 06/14/2046	60,000	61,129
Wells Fargo & Co. Sub. Notes 4.90% due 11/17/2045	110,000	120,373
Wells Fargo & Co. Sub. Notes 5.61% due 01/15/2044	70,000	83,737
		495,527
Batteries/Battery Systems — 0.1%
EnerSys Company Guar. Notes 5.00% due 04/30/2023*	35,000	34,562
Brewery — 1.8%
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 1.90% due 02/01/2019	65,000	66,104
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 2.15% due 02/01/2019	15,000	15,320
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 3.30% due 02/01/2023	250,000	263,418
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 3.65% due 02/01/2026	135,000	144,618
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 4.70% due 02/01/2036	80,000	89,898
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 4.90% due 02/01/2046	270,000	316,397
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 2.50% due 07/15/2022	25,000	25,434
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 3.75% due 07/15/2042	50,000	50,029
Molson Coors Brewing Co. Company Guar. Notes 2.10% due 07/15/2021	20,000	20,061
Molson Coors Brewing Co. Company Guar. Notes 4.20% due 07/15/2046	30,000	30,128
		1,021,407
Broadcast Services/Program — 0.1%
Liberty Interactive LLC Senior Notes 8.25% due 02/01/2030	55,000	57,062

7

Building & Construction Products-Misc. — 0.1%
Standard Industries, Inc. Senior Notes 6.00% due 10/15/2025*	70,000	73,150
Building Products-Wood — 0.0%
Masco Corp. Senior Notes 5.95% due 03/15/2022	14,000	15,654
Building-Heavy Construction — 0.4%
SBA Tower Trust Mtg. Notes 2.90% due 10/15/2044*	100,000	101,388
SBA Tower Trust Mtg. Notes 3.60% due 04/15/2043*	120,000	120,811
		222,199
Building-Residential/Commercial — 0.2%
CalAtlantic Group, Inc. Company Guar. Notes 5.38% due 10/01/2022	80,000	81,400
Meritage Homes Corp. Company Guar. Notes 6.00% due 06/01/2025	30,000	30,150
Meritage Homes Corp. Company Guar. Notes 7.00% due 04/01/2022	5,000	5,400
		116,950
Cable/Satellite TV — 2.0%
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 5.25% due 09/30/2022	55,000	56,444
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 3.58% due 07/23/2020*	65,000	67,954
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 4.46% due 07/23/2022*	55,000	59,110
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 4.91% due 07/23/2025*	105,000	114,797
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 6.48% due 10/23/2045*	145,000	173,133
Comcast Corp. Company Guar. Notes 2.75% due 03/01/2023	90,000	94,253
Comcast Corp. Company Guar. Notes 4.25% due 01/15/2033	65,000	71,719
Comcast Corp. Company Guar. Notes 4.75% due 03/01/2044	10,000	11,660
Cox Communications, Inc. Senior Notes 3.25% due 12/15/2022*	40,000	39,889
Cox Communications, Inc. Senior Notes 3.85% due 02/01/2025*	80,000	80,577
DISH DBS Corp. Company Guar. Notes 5.00% due 03/15/2023	4,000	3,640
DISH DBS Corp. Company Guar. Notes 6.75% due 06/01/2021	75,000	77,719
Time Warner Cable, Inc. Company Guar. Notes 4.50% due 09/15/2042	45,000	41,915
Time Warner Cable, Inc. Company Guar. Notes 5.88% due 11/15/2040	45,000	49,004
Time Warner Cable, Inc. Company Guar. Notes 6.75% due 07/01/2018	40,000	43,862
Time Warner Cable, Inc. Company Guar. Notes 8.75% due 02/14/2019	105,000	122,599
		1,108,275
Casino Hotels — 0.1%
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.
Senior Notes 5.38% due 03/15/2022	40,000	40,250
Cellular Telecom — 0.2%
Sprint Communications, Inc. Company Guar. Notes 7.00% due 03/01/2020*	20,000	20,940
Sprint Communications, Inc. Company Guar. Notes 9.00% due 11/15/2018*	25,000	26,625
Sprint Corp. Company Guar. Notes 7.13% due 06/15/2024	50,000	39,875
T-Mobile USA, Inc. Company Guar. Notes 6.63% due 11/15/2020	25,000	25,781
		113,221
Commercial Services-Finance — 0.1%
Cardtronics, Inc. Company Guar. Notes 5.13% due 08/01/2022	35,000	34,650
Computers — 0.2%
Apple, Inc. Senior Notes 3.45% due 02/09/2045	50,000	46,983

8

Diamond 1 Finance Corp./Diamond 2 Finance Corp. Senior Sec. Notes 3.48% due 06/01/2019*	25,000	25,610
Diamond 1 Finance Corp./Diamond 2 Finance Corp. Senior Sec. Notes 4.42% due 06/15/2021*	20,000	20,585
Diamond 1 Finance Corp./Diamond 2 Finance Corp. Senior Sec. Notes 8.35% due 07/15/2046*	25,000	26,878
		120,056
Containers-Metal/Glass — 0.0%
Owens-Brockway Glass Container, Inc. Company Guar. Notes 5.88% due 08/15/2023*	15,000	15,756
Containers-Paper/Plastic — 0.0%
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC Senior Sec. Notes 5.13% due 07/15/2023*	15,000	15,187
Data Processing/Management — 0.1%
First Data Corp. Senior Sec. Notes 5.38% due 08/15/2023*	35,000	35,543
Decision Support Software — 0.0%
MSCI, Inc. Company Guar. Notes 5.25% due 11/15/2024*	10,000	10,225
MSCI, Inc. Company Guar. Notes 5.75% due 08/15/2025*	10,000	10,375
		20,600
Diagnostic Equipment — 0.1%
Thermo Fisher Scientific, Inc. Senior Notes 3.00% due 04/15/2023	45,000	45,939
Diversified Banking Institutions — 4.9%
Bank of America Corp. Senior Notes 1.95% due 05/12/2018	25,000	25,147
Bank of America Corp. Senior Notes 2.63% due 04/19/2021	50,000	50,767
Bank of America Corp. Senior Notes 5.00% due 01/21/2044	35,000	40,484
Bank of America Corp. Senior Notes 6.00% due 09/01/2017	35,000	36,796
Bank of America Corp. Sub. Notes 6.11% due 01/29/2037	200,000	237,390
Bank of America Corp. Senior Notes 6.88% due 04/25/2018	125,000	136,468
Bank of America Corp. Sub. Notes 7.25% due 10/15/2025	4,000	4,903
Citigroup, Inc. Sub. Notes 4.30% due 11/20/2026	110,000	113,328
Citigroup, Inc. Sub. Notes 4.40% due 06/10/2025	50,000	52,280
Citigroup, Inc. Sub. Notes 4.45% due 09/29/2027	200,000	206,022
Citigroup, Inc. Sub. Notes 4.60% due 03/09/2026	40,000	42,407
Citigroup, Inc. Senior Notes 4.65% due 07/30/2045	45,000	49,452
Citigroup, Inc. Sub. Notes 5.50% due 09/13/2025	20,000	22,419
Goldman Sachs Group, Inc. Senior Notes 2.38% due 01/22/2018	50,000	50,672
Goldman Sachs Group, Inc. Senior Notes 2.60% due 04/23/2020	20,000	20,333
Goldman Sachs Group, Inc. Senior Notes 2.75% due 09/15/2020	40,000	40,830
Goldman Sachs Group, Inc. Senior Notes 2.88% due 02/25/2021	40,000	41,009
Goldman Sachs Group, Inc. Senior Notes 3.50% due 01/23/2025	175,000	179,814
Goldman Sachs Group, Inc. Sub. Notes 5.15% due 05/22/2045	75,000	78,245
Goldman Sachs Group, Inc. Senior Notes 5.38% due 03/15/2020	38,000	42,268
Goldman Sachs Group, Inc. Senior Notes 6.13% due 02/15/2033	15,000	18,704
Goldman Sachs Group, Inc. Senior Notes 6.25% due 02/01/2041	55,000	71,176
Goldman Sachs Group, Inc. Sub. Notes 6.45% due 05/01/2036	35,000	41,338
Goldman Sachs Group, Inc. Sub. Notes 6.75% due 10/01/2037	56,000	69,078

9

JPMorgan Chase & Co. Senior Notes 2.40% due 06/07/2021	85,000	86,188
JPMorgan Chase & Co. Senior Notes 2.70% due 05/18/2023	90,000	90,915
JPMorgan Chase & Co. Senior Notes 3.25% due 09/23/2022	15,000	15,681
JPMorgan Chase & Co. Sub. Notes 4.25% due 10/01/2027	110,000	116,384
JPMorgan Chase & Co. Senior Notes 4.35% due 08/15/2021	55,000	60,507
JPMorgan Chase & Co. Senior Notes 5.60% due 07/15/2041	15,000	19,020
JPMorgan Chase & Co. Senior Notes 6.00% due 01/15/2018	110,000	117,642
Morgan Stanley Senior Notes 1.88% due 01/05/2018	105,000	105,594
Morgan Stanley Senior Notes 2.50% due 04/21/2021	25,000	25,262
Morgan Stanley Sub. Notes 3.95% due 04/23/2027	65,000	65,735
Morgan Stanley Senior Notes 4.00% due 07/23/2025	50,000	53,539
Morgan Stanley Sub. Notes 4.35% due 09/08/2026	52,000	54,398
Morgan Stanley Sub. Notes 4.88% due 11/01/2022	10,000	10,951
Morgan Stanley Senior Notes 5.50% due 07/24/2020	100,000	112,211
Morgan Stanley Senior Notes 6.63% due 04/01/2018	100,000	108,377
		2,713,734
Electric-Generation — 0.0%
Emera US Finance LP Company Guar. Notes 2.70% due 06/15/2021*	10,000	10,191
Emera US Finance LP Company Guar. Notes 4.75% due 06/15/2046*	10,000	10,149
		20,340
Electric-Integrated — 0.5%
AES Corp. Senior Notes 4.88% due 05/15/2023	3,000	2,962
AES Corp. Senior Notes 5.50% due 03/15/2024	5,000	5,119
AES Corp. Senior Notes 8.00% due 06/01/2020	60,000	69,900
Exelon Corp. Senior Notes 2.45% due 04/15/2021	5,000	5,070
Exelon Corp. Senior Notes 2.85% due 06/15/2020	70,000	72,210
Progress Energy, Inc. Senior Notes 7.00% due 10/30/2031	60,000	80,796
Southern Co. Senior Notes 1.85% due 07/01/2019	35,000	35,443
Southern Co. Senior Notes 2.95% due 07/01/2023	10,000	10,366
Southern Co.
Senior Notes
4.40% due 07/01/2046	15,000	16,124
		297,990
Electric-Transmission — 0.0%
Oncor Electric Delivery Co. LLC Senior Sec. Notes 7.00% due 09/01/2022	10,000	12,734
Electronic Components-Semiconductors — 0.0%
Intel Corp. Senior Notes 4.10% due 05/19/2046	25,000	25,993
Electronic Measurement Instruments — 0.1%
Fortive Corp. Company Guar. Notes 2.35% due 06/15/2021*	30,000	30,440
Enterprise Software/Service — 0.2%
Oracle Corp. Senior Notes 1.90% due 09/15/2021	90,000	90,331
Finance-Commercial — 0.1%
CIT Group, Inc. Senior Notes 5.50% due 02/15/2019*	70,000	73,237
Finance-Consumer Loans — 0.3%
Navient Corp. Senior Notes 5.50% due 01/15/2019	25,000	25,048
Navient Corp. Senior Notes 8.45% due 06/15/2018	50,000	54,062
Synchrony Financial Senior Notes 2.60% due 01/15/2019	70,000	70,766
		149,876

10

Finance-Credit Card — 0.2%
Visa, Inc. Senior Notes 2.80% due 12/14/2022	40,000	42,199
Visa, Inc. Senior Notes 4.30% due 12/14/2045	60,000	69,465
		111,664
Finance-Investment Banker/Broker — 0.0%
Bear Stearns Cos. LLC Senior Notes 7.25% due 02/01/2018	10,000	10,901
Lehman Brothers Holdings, Inc. Escrow Notes 5.50% due 04/04/2016†	10,000	675
Lehman Brothers Holdings, Inc. Escrow Notes 6.75% due 12/28/2017†(12)	9,000	1
Lehman Brothers Holdings, Inc. Escrow Notes 7.50% due 05/11/2038†(12)	11,000	1
		11,578
Finance-Other Services — 0.1%
Intercontinental Exchange, Inc. Company Guar. Notes 2.75% due 12/01/2020	45,000	47,121
Nasdaq, Inc. Senior Notes 3.85% due 06/30/2026	10,000	10,160
		57,281
Financial Guarantee Insurance — 0.0%
Radian Group, Inc. Senior Notes 7.00% due 03/15/2021	10,000	10,694
Food-Misc./Diversified — 0.1%
Kraft Heinz Foods Co. Company Guar. Notes 2.00% due 07/02/2018*	25,000	25,314
Kraft Heinz Foods Co. Company Guar. Notes 2.80% due 07/02/2020*	30,000	31,154
Kraft Heinz Foods Co. Company Guar. Notes 4.38% due 06/01/2046*	10,000	10,575
		67,043
Food-Wholesale/Distribution — 0.1%
Sysco Corp. Company Guar. Notes 2.50% due 07/15/2021	40,000	40,875
Funeral Services & Related Items — 0.1%
Service Corp. International Senior Notes 4.50% due 11/15/2020	40,000	40,700
Service Corp. International Senior Notes 5.38% due 01/15/2022	10,000	10,300
		51,000
Gas-Distribution — 0.0%
AmeriGas Partners LP/AmeriGas Finance Corp. Senior Notes 5.63% due 05/20/2024	20,000	20,150
Hazardous Waste Disposal — 0.1%
Clean Harbors, Inc. Company Guar. Notes 5.25% due 08/01/2020	50,000	51,187
Hospital Beds/Equipment — 0.0%
Kinetic Concepts, Inc./KCI USA, Inc. Senior Sec. Notes 7.88% due 02/15/2021*	25,000	26,578
Independent Power Producers — 0.1%
Calpine Corp. Senior Sec. Notes 5.88% due 01/15/2024*	2,000	2,080
Calpine Corp. Senior Sec. Notes 6.00% due 01/15/2022*	10,000	10,475
NRG Energy, Inc. Company Guar. Notes 7.25% due 05/15/2026*	25,000	24,875
		37,430
Insurance Brokers — 0.0%
Marsh & McLennan Cos., Inc. Senior Notes 3.50% due 03/10/2025	15,000	15,587
Insurance-Life/Health — 0.0%
CNO Financial Group, Inc. Senior Notes 5.25% due 05/30/2025	10,000	10,300
Insurance-Mutual — 0.1%
Massachusetts Mutual Life Insurance Co. Sub. Notes 8.88% due 06/01/2039*	50,000	74,822
Machinery-Construction & Mining — 0.0%
Oshkosh Corp. Company Guar. Notes 5.38% due 03/01/2025	20,000	20,550
Machinery-Farming — 0.1%
CNH Industrial Capital LLC Company Guar. Notes 4.38% due 11/06/2020	30,000	30,300
Medical Instruments — 0.1%
Medtronic, Inc. Company Guar. Notes 2.50% due 03/15/2020	40,000	41,485

11

Medtronic, Inc. Company Guar. Notes 4.38% due 03/15/2035	24,000	27,147
		68,632
Medical Products — 0.2%
Zimmer Biomet Holdings, Inc. Senior Notes 1.45% due 04/01/2017	110,000	110,070
Medical-Biomedical/Gene — 0.1%
Celgene Corp. Senior Notes 4.63% due 05/15/2044	20,000	20,802
Gilead Sciences, Inc. Senior Notes 3.25% due 09/01/2022	35,000	37,272
		58,074
Medical-Drugs — 0.2%
AbbVie, Inc. Senior Notes 3.20% due 05/14/2026	25,000	25,324
Baxalta, Inc. Company Guar. Notes 3.60% due 06/23/2022	6,000	6,192
EMD Finance LLC Company Guar. Notes 2.95% due 03/19/2022*	75,000	76,842
Quintiles Transnational Corp. Company Guar. Notes 4.88% due 05/15/2023*	15,000	15,225
		123,583
Medical-HMO — 0.8%
Aetna, Inc. Senior Notes 2.80% due 06/15/2023	20,000	20,430
Aetna, Inc. Senior Notes 4.25% due 06/15/2036	10,000	10,332
Aetna, Inc. Senior Notes 4.38% due 06/15/2046	10,000	10,385
Anthem, Inc. Senior Notes 4.63% due 05/15/2042	50,000	52,448
Anthem, Inc. Senior Notes 5.10% due 01/15/2044	60,000	67,446
UnitedHealth Group, Inc. Senior Notes 1.70% due 02/15/2019	35,000	35,369
UnitedHealth Group, Inc. Senior Notes 2.13% due 03/15/2021	85,000	86,600
UnitedHealth Group, Inc. Senior Notes 3.35% due 07/15/2022	65,000	69,538
UnitedHealth Group, Inc. Senior Notes 3.75% due 07/15/2025	55,000	60,341
UnitedHealth Group, Inc. Senior Notes 4.75% due 07/15/2045	20,000	24,094
		436,983
Medical-Hospitals — 0.4%
CHS/Community Health Systems, Inc. Senior Sec. Notes 5.13% due 08/01/2021	30,000	29,775
HCA, Inc. Senior Sec. Notes 3.75% due 03/15/2019	30,000	31,050
HCA, Inc. Senior Sec. Notes 5.88% due 03/15/2022	5,000	5,437
HCA, Inc. Company Guar. Notes 5.88% due 05/01/2023	10,000	10,650
HCA, Inc. Senior Sec. Notes 6.50% due 02/15/2020	40,000	44,250
LifePoint Health, Inc.
Company Guar. Notes 5.88% due 12/01/2023	25,000	26,000
Tenet Healthcare Corp. Senior Sec. Notes 6.00% due 10/01/2020	75,000	79,125
		226,287
Medical-Wholesale Drug Distribution — 0.1%
Cardinal Health, Inc. Senior Notes 1.95% due 06/15/2018	30,000	30,348
Metal-Aluminum — 0.0%
Kaiser Aluminum Corp. Company Guar. Notes 5.88% due 05/15/2024*	10,000	10,275
Metal-Copper — 0.0%
Freeport-McMoRan, Inc. Company Guar. Notes 4.55% due 11/14/2024	10,000	8,750
Freeport-McMoRan, Inc. Company Guar. Notes 5.45% due 03/15/2043	15,000	12,037
		20,787
Multimedia — 0.5%
21st Century Fox America, Inc. Company Guar. Notes 6.20% due 12/15/2034	100,000	125,383
Historic TW, Inc. Company Guar. Notes 6.63% due 05/15/2029	135,000	176,077
		301,460

12

Networking Products — 0.1%
Cisco Systems, Inc. Senior Notes 2.20% due 02/28/2021	65,000	66,990
Oil Companies-Exploration & Production — 1.1%
Anadarko Petroleum Corp. Senior Notes 5.55% due 03/15/2026	80,000	88,342
Anadarko Petroleum Corp. Senior Notes 6.60% due 03/15/2046	50,000	60,375
Anadarko Petroleum Corp. Senior Notes 6.95% due 06/15/2019	15,000	16,622
Antero Resources Corp. Company Guar. Notes 5.63% due 06/01/2023	5,000	4,850
Concho Resources, Inc. Company Guar. Notes 5.50% due 04/01/2023	20,000	20,050
Continental Resources, Inc. Company Guar. Notes 5.00% due 09/15/2022	20,000	19,550
Devon Energy Corp. Senior Notes 3.25% due 05/15/2022	95,000	92,130
Devon Energy Corp. Senior Notes 6.30% due 01/15/2019	25,000	27,084
Devon Financing Corp. LLC Company Guar. Notes 7.88% due 09/30/2031	10,000	11,637
EOG Resources, Inc. Senior Notes 4.15% due 01/15/2026	25,000	27,369
Hess Corp. Senior Notes 5.60% due 02/15/2041	25,000	25,209
Hess Corp. Senior Notes 6.00% due 01/15/2040	25,000	25,853
Kerr-McGee Corp. Company Guar. Notes 6.95% due 07/01/2024	75,000	86,717
Noble Energy, Inc. Senior Notes 4.15% due 12/15/2021	25,000	26,287
Pioneer Natural Resources Co. Senior Notes 3.95% due 07/15/2022	10,000	10,463
Pioneer Natural Resources Co. Senior Notes 4.45% due 01/15/2026	70,000	76,265
WPX Energy, Inc. Senior Notes 5.25% due 09/15/2024	5,000	4,400
WPX Energy, Inc. Senior Notes 6.00% due 01/15/2022	10,000	9,300
		632,503
Oil Companies-Integrated — 0.6%
ConocoPhillips Co. Company Guar. Notes 4.20% due 03/15/2021	50,000	54,137
ConocoPhillips Co. Company Guar. Notes 4.95% due 03/15/2026	80,000	90,714
Exxon Mobil Corp. Senior Notes 2.22% due 03/01/2021	55,000	56,708
Exxon Mobil Corp. Senior Notes 2.73% due 03/01/2023	45,000	46,980
Exxon Mobil Corp. Senior Notes 3.04% due 03/01/2026	25,000	26,538
Marathon Oil Corp. Senior Notes 2.70% due 06/01/2020	55,000	51,793
Marathon Oil Corp.
Senior Notes 2.80% due 11/01/2022	10,000	9,069
		335,939
Oil Refining & Marketing — 0.1%
Tesoro Corp. Company Guar. Notes 5.13% due 04/01/2024	10,000	10,050
Valero Energy Corp. Senior Notes 4.90% due 03/15/2045	35,000	32,418
		42,468
Paper & Related Products — 0.1%
Clearwater Paper Corp. Company Guar. Notes 4.50% due 02/01/2023	4,000	3,885
Clearwater Paper Corp. Company Guar. Notes 5.38% due 02/01/2025*	35,000	35,000
		38,885
Physicians Practice Management — 0.0%
MEDNAX, Inc. Company Guar. Notes 5.25% due 12/01/2023*	5,000	5,063
Pipelines — 1.5%
DCP Midstream LLC Senior Notes 9.75% due 03/15/2019*	5,000	5,475
DCP Midstream Operating LP Company Guar. Notes 2.70% due 04/01/2019	5,000	4,791
DCP Midstream Operating LP Company Guar. Notes 3.88% due 03/15/2023	10,000	9,100

13

DCP Midstream Operating LP Company Guar. Notes 4.95% due 04/01/2022	5,000	4,912
Energy Transfer Equity LP Senior Sec. Notes 7.50% due 10/15/2020	86,000	91,160
Energy Transfer Partners LP Senior Notes 5.95% due 10/01/2043	125,000	120,793
Enterprise Products Operating LLC Company Guar. Notes 3.95% due 02/15/2027	25,000	26,516
Kinder Morgan Energy Partners LP Company Guar. Notes 5.30% due 09/15/2020	15,000	16,050
Kinder Morgan Energy Partners LP Company Guar. Notes 6.50% due 04/01/2020	5,000	5,514
Kinder Morgan Energy Partners LP Company Guar. Notes 6.85% due 02/15/2020	10,000	11,191
Kinder Morgan, Inc. Company Guar. Notes 5.05% due 02/15/2046	60,000	57,031
Magellan Midstream Partners LP Senior Notes 5.00% due 03/01/2026	15,000	16,969
MPLX LP Company Guar. Notes 4.50% due 07/15/2023*	5,000	4,846
MPLX LP Company Guar. Notes 4.88% due 12/01/2024*	20,000	19,483
MPLX LP Company Guar. Notes 4.88% due 06/01/2025*	10,000	9,773
Plains All American Pipeline LP/PAA Finance Corp. Senior Notes 2.85% due 01/31/2023	50,000	46,022
Plains All American Pipeline LP/PAA Finance Corp. Senior Notes 3.65% due 06/01/2022	50,000	49,034
Regency Energy Partners LP/Regency Energy Finance Corp. Company Guar. Notes 5.88% due 03/01/2022	60,000	64,179
Sunoco Logistics Partners Operations LP Company Guar. Notes 4.25% due 04/01/2024	30,000	30,304
Tesoro Logistics LP/Tesoro Logistics Finance Corp. Company Guar. Notes 5.50% due 10/15/2019	15,000	15,675
Tesoro Logistics LP/Tesoro Logistics Finance Corp. Company Guar. Notes 5.88% due 10/01/2020	4,000	4,110
Tesoro Logistics LP/Tesoro Logistics Finance Corp. Company Guar. Notes 6.25% due 10/15/2022	25,000	26,062
Texas Eastern Transmission LP Senior Notes 2.80% due 10/15/2022*	45,000	44,106
Western Gas Partners LP Senior Notes 4.65% due 07/01/2026	20,000	19,945
Williams Partners LP Senior Notes 3.60% due 03/15/2022	130,000	123,156
		826,197
Real Estate Investment Trusts — 0.7%
American Tower Corp. Senior Notes 3.40% due 02/15/2019	85,000	88,513
American Tower Corp. Senior Notes 3.45% due 09/15/2021	45,000	46,839
Crown Castle International Corp. Senior Notes 3.40% due 02/15/2021	10,000	10,439
Crown Castle International Corp. Senior Notes 3.70% due 06/15/2026	25,000	25,792
HCP, Inc. Senior Notes 6.00% due 01/30/2017	50,000	51,309
Kimco Realty Corp. Senior Notes 3.40% due 11/01/2022	15,000	15,723
Liberty Property LP Senior Notes 3.38% due 06/15/2023	35,000	35,461
Liberty Property LP Senior Notes 4.13% due 06/15/2022	30,000	31,718
Ventas Realty LP/Ventas Capital Corp. Company Guar. Notes 4.75% due 06/01/2021	50,000	55,623
VEREIT Operating Partnership LP Company Guar. Notes 4.13% due 06/01/2021	30,000	31,294
Welltower, Inc. Senior Notes 5.25% due 01/15/2022	16,000	17,974
		410,685
Real Estate Operations & Development — 0.2%
Prologis LP Company Guar. Notes 3.35% due 02/01/2021	100,000	105,804

14

Rental Auto/Equipment — 0.2%
ERAC USA Finance LLC Company Guar. Notes 2.60% due 12/01/2021*	45,000	45,734
ERAC USA Finance LLC Company Guar. Notes 7.00% due 10/15/2037*	30,000	40,871
United Rentals North America, Inc. Senior Sec. Notes 4.63% due 07/15/2023	15,000	15,131
United Rentals North America, Inc. Company Guar. Notes 5.50% due 07/15/2025	20,000	19,700
		121,436
Retail-Auto Parts — 0.0%
AutoZone, Inc. Senior Notes 1.63% due 04/21/2019	15,000	15,078
Retail-Automobile — 0.1%
Group 1 Automotive, Inc. Company Guar. Notes 5.00% due 06/01/2022	30,000	29,550
Retail-Building Products — 0.2%
Lowe’s Cos., Inc. Senior Notes 2.50% due 04/15/2026	70,000	71,295
Lowe’s Cos., Inc. Senior Notes 3.70% due 04/15/2046	55,000	56,550
		127,845
Retail-Drug Store — 0.5%
CVS Health Corp. Senior Notes 2.13% due 06/01/2021	15,000	15,184
CVS Health Corp. Senior Notes 2.80% due 07/20/2020	100,000	104,127
CVS Health Corp. Senior Notes 3.88% due 07/20/2025	23,000	25,300
CVS Health Corp. Senior Notes 5.13% due 07/20/2045	65,000	80,637
CVS Pass-Through Trust Pass-Through Certs. 5.77% due 01/10/2033*	8,551	9,529
CVS Pass-Through Trust Pass-Through Certs. 5.93% due 01/10/2034*	12,435	14,417
Walgreens Boots Alliance, Inc. Senior Notes 2.60% due 06/01/2021	20,000	20,373
Walgreens Boots Alliance, Inc. Senior Notes 3.10% due 06/01/2023	15,000	15,278
		284,845
Retail-Restaurants — 0.1%
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC Company Guar. Notes 5.25% due 06/01/2026*	15,000	15,375
McDonald’s Corp. Senior Notes 2.75% due 12/09/2020	25,000	26,100
		41,475
Semiconductor Equipment — 0.1%
Lam Research Corp. Senior Notes 2.80% due 06/15/2021	45,000	46,068
Steel-Producers — 0.1%
Steel Dynamics, Inc. Company Guar. Notes 5.13% due 10/01/2021	10,000	10,238
Steel Dynamics, Inc. Company Guar. Notes 5.50% due 10/01/2024	15,000	15,337
United States Steel Corp. Senior Notes 7.38% due 04/01/2020	17,000	15,996
		41,571
Telecommunication Equipment — 0.0%
CommScope, Inc. Senior Sec. Notes 4.38% due 06/15/2020*	20,000	20,600
Telephone-Integrated — 1.3%
AT&T, Inc. Senior Notes 1.75% due 01/15/2018	50,000	50,272
AT&T, Inc. Senior Notes 2.40% due 03/15/2017	75,000	75,634
AT&T, Inc. Senior Notes 3.60% due 02/17/2023	45,000	46,943
AT&T, Inc. Senior Notes 4.50% due 05/15/2035	30,000	30,690
AT&T, Inc. Senior Notes 4.75% due 05/15/2046	135,000	138,358
Frontier Communications Corp. Senior Notes 10.50% due 09/15/2022	10,000	10,581
Verizon Communications, Inc. Senior Notes 4.27% due 01/15/2036	109,000	111,552
Verizon Communications, Inc. Senior Notes 4.40% due 11/01/2034	60,000	61,869
Verizon Communications, Inc. Senior Notes 4.52% due 09/15/2048	26,000	27,074
Verizon Communications, Inc. Senior Notes 4.67% due 03/15/2055	121,000	122,384

15

Verizon Communications, Inc. Senior Notes 5.01% due 08/21/2054	52,000	54,993
		730,350
Television — 0.2%
CBS Corp. Company Guar. Notes 4.00% due 01/15/2026	15,000	16,010
TEGNA, Inc. Company Guar. Notes 5.13% due 10/15/2019	85,000	87,444
		103,454
Tobacco — 0.1%
Reynolds American, Inc. Company Guar. Notes 3.25% due 06/12/2020	49,000	51,797
Transport-Rail — 0.3%
Kansas City Southern Company Guar. Notes 3.00% due 05/15/2023*	100,000	101,671
Norfolk Southern Corp. Senior Notes 2.90% due 06/15/2026	40,000	41,157
		142,828
Transport-Services — 0.2%
FedEx Corp. Company Guar. Notes 3.25% due 04/01/2026	15,000	15,691
FedEx Corp. Company Guar. Notes 4.55% due 04/01/2046	25,000	27,127
Ryder System, Inc. Senior Notes 2.55% due 06/01/2019	45,000	45,861
		88,679
Trucking/Leasing — 0.3%
Penske Truck Leasing Co. LP/PTL Finance Corp. Senior Notes 4.88% due 07/11/2022*	130,000	141,770
X-Ray Equipment — 0.0%
Hologic, Inc. Company Guar. Notes 5.25% due 07/15/2022*	10,000	10,450
Total U.S. Corporate Bonds & Notes (cost $13,869,746)		14,510,261
FOREIGN CORPORATE BONDS & NOTES — 4.6%
Aerospace/Defense — 0.0%
BAE Systems PLC Senior Notes 4.75% due 10/11/2021*	10,000	11,165
Banks-Commercial — 1.1%
Bank of Nova Scotia Sub. Notes 4.50% due 12/16/2025	125,000	129,871
Barclays Bank PLC Sub. Notes 6.05% due 12/04/2017*	120,000	125,668
BPCE SA Sub. Notes 5.15% due 07/21/2024*	200,000	208,121
Credit Suisse AG Sub. Notes 5.40% due 01/14/2020	131,000	142,211
		605,871
Building Products-Wood — 0.1%
Norbord, Inc. Senior Sec. Notes 6.25% due 04/15/2023*	35,000	35,875
Diversified Banking Institutions — 0.6%
HSBC Holdings PLC Senior Notes 3.40% due 03/08/2021	200,000	206,085
HSBC Holdings PLC Sub. Notes 6.80% due 06/01/2038	100,000	124,562
Royal Bank of Scotland Group PLC Sub. Notes 6.13% due 12/15/2022	30,000	31,461
		362,108
Electric-Generation — 0.1%
Electricite de France SA Senior Notes 4.95% due 10/13/2045*	75,000	82,882
Finance-Leasing Companies — 0.0%
Aircastle, Ltd. Senior Notes 5.50% due 02/15/2022	5,000	5,200
Aircastle, Ltd. Senior Notes 6.25% due 12/01/2019	3,000	3,255
		8,455
Medical-Generic Drugs — 0.8%
Actavis Funding SCS Company Guar. Notes 2.35% due 03/12/2018	165,000	167,249
Actavis Funding SCS Company Guar. Notes 3.00% due 03/12/2020	115,000	118,603
Actavis Funding SCS Company Guar. Notes 3.45% due 03/15/2022	45,000	46,735
Mylan NV Company Guar. Notes 3.00% due 12/15/2018*	25,000	25,595
Mylan NV Company Guar. Notes 3.15% due 06/15/2021*	35,000	35,502

16

Mylan NV Company Guar. Notes 3.75% due 12/15/2020*	30,000	31,277
		424,961
Metal-Diversified — 0.0%
Rio Tinto Finance USA, Ltd. Company Guar. Notes 3.75% due 06/15/2025	20,000	20,922
Oil Companies-Exploration & Production — 0.0%
MEG Energy Corp. Company Guar. Notes 6.38% due 01/30/2023*	6,000	4,440
Oil Companies-Integrated — 1.3%
BP Capital Markets PLC Company Guar. Notes 2.52% due 01/15/2020	30,000	30,949
BP Capital Markets PLC Company Guar. Notes 2.75% due 05/10/2023	50,000	50,382
Cenovus Energy, Inc. Senior Notes 3.00% due 08/15/2022	95,000	86,722
Cenovus Energy, Inc. Senior Notes 3.80% due 09/15/2023	10,000	9,411
Cenovus Energy, Inc. Senior Notes 5.20% due 09/15/2043	55,000	47,253
Cenovus Energy, Inc. Senior Notes 5.70% due 10/15/2019	25,000	26,443
Ecopetrol SA Senior Notes 5.88% due 05/28/2045	40,000	34,760
Pemex Project Funding Master Trust Company Guar. Notes 5.75% due 03/01/2018	85,000	88,881
Petrobras Global Finance BV Company Guar. Notes 8.38% due 05/23/2021	95,000	98,040
Petroleos Mexicanos Company Guar. Notes 5.50% due 02/04/2019*	40,000	42,040
Petroleos Mexicanos Company Guar. Notes 5.50% due 06/27/2044	106,000	95,776
Petroleos Mexicanos Company Guar. Notes 6.38% due 02/04/2021*	20,000	21,746
Statoil ASA Company Guar. Notes 3.70% due 03/01/2024	10,000	10,801
Statoil ASA Company Guar. Notes 3.95% due 05/15/2043	55,000	56,848
		700,052
Paper & Related Products — 0.1%
Cascades, Inc. Company Guar. Notes 5.50% due 07/15/2022*	5,000	4,856
Cascades, Inc. Company Guar. Notes 5.75% due 07/15/2023*	25,000	24,063
		28,919
Semiconductor Equipment — 0.0%
Sensata Technologies BV Company Guar. Notes 5.00% due 10/01/2025*	25,000	25,110
Steel-Producers — 0.1%
ArcelorMittal Senior Notes 6.13% due 06/01/2025	50,000	49,750
Tobacco — 0.2%
BAT International Finance PLC Company Guar. Notes 2.75% due 06/15/2020*	125,000	129,619
Transport-Rail — 0.1%
Canadian Pacific Railway Co. Senior Notes 9.45% due 08/01/2021	30,000	39,387
Wireless Equipment — 0.1%
Nokia Oyj Senior Notes 6.63% due 05/15/2039	30,000	31,725
Total Foreign Corporate Bonds & Notes (cost $2,516,980)		2,561,241
MUNICIPAL BONDS & NOTES — 1.4%
Chicago Transit Authority Revenue Bonds Series B 6.90% due 12/01/2040	90,000	116,397
Port Authority of New York & New Jersey Revenue Bonds Series 168 4.93% due 10/01/2051	18,000	22,896
Puerto Rico Commonwealth Government Employees Retirement System Revenue Bonds Series A 6.15% due 07/01/2038(12)	250,000	97,500

17

Puerto Rico Commonwealth Government Employees Retirement System Revenue Bonds Series A 6.20% due 07/01/2039(12)	110,000	42,900
Puerto Rico Commonwealth Government Employees Retirement System Revenue Bonds Series B 6.55% due 07/01/2058(12)	25,000	9,750
State of California General Obligation Bonds 7.30% due 10/01/2039	5,000	7,573
State of California General Obligation Bonds 7.35% due 11/01/2039	5,000	7,582
State of California General Obligation Bonds 7.55% due 04/01/2039	110,000	173,885
State of California General Obligation Bonds 7.60% due 11/01/2040	5,000	8,050
State of California General Obligation Bonds 7.63% due 03/01/2040	45,000	71,134
State of Illinois General Obligation Bonds 5.10% due 06/01/2033	15,000	14,416
State of Illinois General Obligation Bonds 5.67% due 03/01/2018	75,000	79,028
University of California Revenue Bonds Series AJ 4.60% due 05/15/2031	105,000	122,859
Total Municipal Bonds & Notes (cost $734,120)		773,970
U.S. GOVERNMENT AGENCIES — 34.2%
Federal Home Loan Mtg. Corp. — 7.6%
2.12% due 02/01/2037 FRS	3,073	3,200
2.50% due 01/01/2028	9,214	9,564
2.50% due 04/01/2028	20,480	21,258
3.00% due 08/01/2027	12,381	12,998
3.00% due 10/01/2042	22,597	23,785
3.00% due 11/01/2042	8,243	8,566
3.00% due 02/01/2043	38,501	39,998
3.00% due 08/01/2043	78,459	82,372
3.00% due 04/01/2045	474,673	492,551
3.50% due 02/01/2042	10,847	11,459
3.50% due 03/01/2042	5,685	6,006
3.50% due 09/01/2043	36,008	37,976
3.50% due July TBA	400,000	421,688
3.50% due August TBA	600,000	631,781
4.00% due 03/01/2023	7,093	7,342
4.00% due 10/01/2043	17,728	19,007
4.00% due July TBA	300,000	321,094
4.00% due August TBA	300,000	320,812
4.50% due 01/01/2039	1,370	1,493
5.00% due 12/01/2020	2,133	2,270
5.00% due 07/01/2021	10,081	10,732
5.00% due 05/01/2034	16,411	18,322
5.50% due 07/01/2034	7,273	8,207
5.50% due 07/01/2035	9,826	11,090
5.50% due 04/01/2037	3,937	4,411
5.50% due 05/01/2037	3,763	4,225
5.50% due 08/01/2037	18,779	21,247
6.00% due 08/01/2036	2,451	2,781
6.50% due 05/01/2029	3,135	3,666
6.50% due 11/01/2034	4,190	4,814
6.50% due 05/01/2036	30	35
Federal Home Loan Mtg. Corp. Multifamily Mtg. Trust VRS
Series 2013-K502, Class B
2.62% due 03/25/2045*(5)	100,000	100,269
Series 2014-K503, Class B
3.01% due 10/25/2047*(5)	90,000	91,149
Series 2012-K706, Class B
4.03% due 11/25/2044*(5)	75,000	77,737
Series 2010-K8, Class B
5.25% due 09/25/2043*(5)	100,000	110,635
Federal Home Loan Mtg. Corp. Structured Agency Credit Risk FRS
Series 2014-DN1, Class M2
2.65% due 02/25/2024(3)	250,000	253,362
Series 2014-HQ1, Class M2
2.95% due 08/25/2024(3)	250,000	254,079
Series 2015-DNA2, Class M2
3.05% due 12/25/2027(3)	250,000	254,789
Series 2014-HQ3, Class M2
3.10% due 10/25/2024(3)	250,000	253,132
Series DNA3, Class M2
3.30% due 04/25/2028(3)	280,000	287,850
Federal Home Loan Mtg. Corp., REMIC
Series 3964, Class MD
2.00% due 01/15/2041(3)(12)	1,416	1,446
Series 1577, Class PK
6.50% due 09/15/2023(3)	10,682	11,701
Series 1226, Class Z
7.75% due 03/15/2022(3)	893	951
		4,261,850
Federal National Mtg. Assoc. — 19.3%
2.50% due 02/01/2043	168,791	170,895
2.50% due 03/01/2043	166,564	168,640
2.50% due July TBA	200,000	206,918
2.55% due 05/01/2037 FRS	5,071	5,312
2.58% due 10/01/2040 FRS	5,076	5,388
2.64% due 03/01/2027	39,098	40,658
2.66% due 03/01/2027	210,000	217,710
2.78% due 03/01/2027	76,000	79,845
2.97% due 06/01/2027	135,000	144,082
3.00% due 01/01/2028	17,822	18,719

18

3.00% due July TBA	2,000,000	2,082,957
3.00% due August TBA	600,000	621,539
3.50% due 08/01/2026	2,145	2,275
3.50% due 10/01/2028	31,924	33,851
3.50% due July TBA	1,300,000	1,371,703
3.50% due August TBA	2,400,000	2,529,375
4.00% due 11/01/2040	79,791	85,859
4.00% due 11/01/2041	4,288	4,609
4.00% due 10/01/2043	79,617	85,622
4.00% due 11/01/2043	10,610	11,371
4.00% due 12/01/2043	47,097	51,545
4.00% due July TBA	300,000	321,648
4.00% due August TBA	400,000	428,488
4.50% due 01/01/2039	3,620	3,949
4.50% due 06/01/2039	58,518	64,680
4.50% due 05/01/2041	11,028	12,059
4.50% due July TBA	400,000	436,623
4.50% due August TBA	400,000	436,373
5.00% due 03/01/2018	2,868	2,947
5.00% due 06/01/2019	1,478	1,521
5.00% due 07/01/2040	35,502	39,522
5.50% due 06/01/2020	62,241	65,958
5.50% due 07/01/2020	10,265	10,706
5.50% due 03/01/2021	24,256	26,063
5.50% due 04/01/2021	19,143	20,422
5.50% due 06/01/2021	59,368	63,753
5.50% due 10/01/2021	32,989	35,437
5.50% due 12/01/2021	64,371	68,171
5.50% due 06/01/2022	68,125	71,976
5.50% due 12/01/2029	2,106	2,365
5.50% due 05/01/2034	4,663	5,287
5.50% due 08/01/2037	11,080	12,496
5.50% due 06/01/2038	1,088	1,235
5.50% due July TBA	200,000	224,812
6.00% due 06/01/2017	654	664
6.00% due 06/01/2026	19,842	22,658
6.00% due 03/01/2027	24,928	28,465
6.00% due 12/01/2033	2,679	3,111
6.00% due 05/01/2034	11,030	12,723
6.00% due 08/01/2034	908	1,046
6.00% due 06/01/2040	6,201	7,096
6.00% due July TBA	300,000	343,072
6.50% due 08/01/2016	22	22
6.50% due 11/01/2035	8,538	9,825
6.50% due 10/01/2037	2,556	3,102
7.00% due 06/01/2037	22,858	26,017
Federal National Mtg. Assoc., REMIC Series 2011-117, Class MA 2.00% due 08/25/2040(3)	9,854	9,928
		10,763,093
Government National Mtg. Assoc. — 7.3%
3.00% due July TBA	1,100,000	1,150,123
3.00% due August TBA	500,000	521,768
3.50% due July TBA	400,000	424,547
3.50% due August TBA	100,000	105,996
4.00% due 10/15/2040	27,785	29,859
4.00% due 02/15/2041	19,593	21,056
4.00% due 09/15/2041	20,976	22,605
4.00% due 10/15/2041	14,061	15,146
4.00% due July TBA	700,000	748,234
4.50% due 06/15/2041	270,704	298,243
5.00% due 01/15/2033	2,959	3,341
5.00% due 01/15/2040	56,807	64,593
5.00% due July TBA	300,000	333,787
5.50% due 04/15/2036	87,392	98,825
6.00% due 02/15/2033	17,983	20,576
6.50% due 07/15/2028	101,644	115,961
6.50% due 08/15/2028	5,726	6,553
6.50% due 09/15/2028	14,206	16,733
6.50% due 11/15/2028	18,975	22,011
7.00% due 01/15/2033	7,866	9,673
7.00% due 05/15/2033	11,283	13,836
7.00% due 11/15/2033	5,130	6,272
8.00% due 02/15/2030	1,921	2,202
8.50% due 11/15/2017	84	85
9.00% due 11/15/2021	195	219
Government National Mtg. Assoc., REMIC
Series 2005-74, Class HA
7.50% due 09/16/2035(3)	373	420
Series 2005-74, Class HB
7.50% due 09/16/2035(3)	3,747	4,391
Series 2005-74, Class HC
7.50% due 09/16/2035(3)	2,384	2,777
		4,059,832
Tennessee Valley Authority — 0.0%
1.75% due 10/15/2018	12,000	12,249
Total U.S. Government Agencies (cost $18,858,814)		19,097,024
U.S. GOVERNMENT TREASURIES — 7.1%
United States Treasury Bonds — 1.2%
2.50% due 02/15/2045(7)	150,000	156,170
3.00% due 05/15/2045(11)	370,000	425,283
3.00% due 11/15/2045	97,000	111,535
		692,988

19

United States Treasury Notes — 5.9%
0.13% due 07/15/2024 TIPS(8)	998,423		1,008,459
0.25% due 01/15/2025 TIPS(8)	1,636,200		1,661,126
0.38% due 07/15/2025 TIPS(8)	610,306		628,424
			3,298,009
Total U.S. Government Treasuries (cost $3,809,582)			3,990,997
FOREIGN GOVERNMENT OBLIGATIONS — 2.7%
Sovereign — 2.7%
Bank of Thailand Notes 1.49% due 02/23/2018	THB	4,120,000	117,080
Brazil Notas do Tesouro Nacional Notes 6.00% due 08/15/2016(8)	BRL	939,849	297,889
Brazil Notas do Tesouro Nacional Series B Notes 6.00% due 08/15/2022(8)	BRL	330,688	103,251
Government of Japan Senior Notes 0.10% due 08/15/2016	JPY	60,000,000	581,267
Oriental Republic of Uruguay Senior Notes 3.70% due 06/26/2037(8)	UYU	1,438,416	37,323
Oriental Republic of Uruguay Senior Notes 4.38% due 12/15/2028(8)	UYU	504	15
Republic of Argentina Senior Notes 2.26% due 12/31/2038(9)	EUR	75,000	51,021
Republic of Colombia Bonds 3.00% due 03/25/2033(8)	COP	171,837,309	51,355
Republic of South Africa Bonds 8.50% due 01/31/2037	ZAR	385,000	23,735
Republic of South Africa Bonds 8.75% due 01/31/2044	ZAR	865,000	53,795
Republic of Turkey Bonds 7.10% due 03/08/2023	TRY	310,000	97,855
Republic of Venezuela Senior Notes 6.00% due 12/09/2020	30,000		12,187
United Mexican States Senior Notes 5.75% due 10/12/2110	70,000		77,350
Total Foreign Government Obligations (cost $1,403,471)			1,504,123
Total Long-Term Investment Securities (cost $66,987,131)			68,873,757
REPURCHASE AGREEMENTS— 1.7%
Bank of America Securities LLC Joint Repurchase Agreement(14)	200,000		200,000
Barclays Capital, Inc. Joint Repurchase Agreement(14)	100,000		100,000
BNP Paribas SA Joint Repurchase Agreement(14)	200,000		200,000
Deutsche Bank AG Joint Repurchase Agreement(14)	185,000		185,000
RBS Securities, Inc. Joint Repurchase Agreement(14)	250,000		250,000
Total Repurchase Agreements (cost $935,000)			935,000
TOTAL INVESTMENTS (cost $67,922,131)(15)	124.9%		69,808,757
Liabilities in excess of other assets	(24.9)		(13,920,801)
NET ASSETS	100.0%		$55,887,956

†	Non-income producing security
*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At June 30, 2016, the aggregate value of these securities was $12,699,643 representing 22.7% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.

(1)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs (see Note 1).
(2)	Perpetual maturity - maturity date reflects the next call date.
(3)	Collateralized Mortgage Obligation
(4)	Collateralized Loan Obligation
(5)	Commercial Mortgage Backed Security
(6)	Interest Only
(7)	The security or a portion thereof was pledged as collateral to cover margin requirements for open future contracts.
(8)	Principal amount of security is adjusted for inflation.
(9)	“Step-up” security where the rate increases (“steps-up”) at a predetermined rate. Rate shown reflects the increased rate.

20

(10)	Denominated in United States dollars unless otherwise indicated.
(11)	The security or a portion thereof was pledged as collateral to cover margin requirements for open swap contracts.
(12)	Illiquid security. At June 30, 2016, the aggregate value of these securities was $935,990 representing 1.7% of net assets.
(13)

Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law.  Restricted securities are valued pursuant to Note 1.  Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of June 30,2016, the Multi-Managed Income Portfolio held the following restricted securities:

	Acquistion		Acquistion		Value	% of
Description	Date	Shares	Cost	Value	Per Share	Net Assets

Common Stocks
ION Media Networks, Inc.	03/05/2014	4	$0	$4,623	$1,155.74	0.01%

(14)	See Note 2 for details of Joint Repurchase Agreements.
(15)	See Note 4 for cost of investments on a tax basis.
BRL	— Brazilian Real
CLO	— Collateralized Loan Obligation
COP	— Colombian Peso
EUR	— Euro Dollar
GBP	— Pound Sterling
JPY	— Japenese Yen
REMIC	— Real Estate Mortgage Investment Conduit
TBA

—  Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal amount andmaturity date will be determined upon settlement date.

TIPS	— Treasury Inflation Protected Securities
THB	— Thailand Baht
TRY	— Turkish Lira
UYU	— Uruguayan Peso
ZAR	— South African Rand
FRS	— Floating Rate Security
VRS	— Variable Rate Security

21

The rates shown on FRS and VRS are the current interest rates at June 30, 2016 and unless noted otherwise, the dates shown are the original maturity dates.

Futures Contracts
Number						Unrealized
of			Expiration	Value at	Value as of	Appreciation
Contracts	Type	Description	Month	Trade Date	June 30, 2016	(Depreciation)
3	Short	Euro Bund	September 2016	541,143	556,384	(15,241)
1	Long	U.S. Treasury Long Bonds	September 2016	163,286	172,344	9,058
3	Long	U.S. Treasury 2 Year Notes	September 2016	653,341	657,984	4,643
107	Long	U.S. Treasury 5 Year Notes	September 2016	12,849,705	13,071,555	221,850
82	Short	U.S. Treasury 10 Year Notes	September 2016	10,615,158	10,904,719	(289,561)
7	Long	U.S. Treasury Ultra Long Bonds	September 2016	1,227,423	1,304,625	77,202
						$7,951

Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized Depreciation
Bank of America, N.A.	EUR	120,000	USD	129,009	03/15/2017	$—	$(5,463)
	MXN	4,120,000	USD	233,734	07/20/2016	8,696	—
	THB	2,800,000	USD	79,512	09/21/2016	—	(68)
	TRY	274,000	USD	91,440	09/21/2016	—	(2,051)
	USD	22,487	EUR	20,000	03/15/2017	—	(75)
	ZAR	267,000	USD	17,892	07/20/2016	—	(181)
						8,696	(7,838)
Bank of Montreal	EUR	5,000	USD	5,635	07/29/2016	81	—
Barclays Bank PLC	USD	79,410	THB	2,800,000	09/21/2016	170	—
BNP Paribas SA	BRL	50,000	USD	14,482	08/17/2016	—	(879)
	GBP	169,000	USD	222,632	07/29/2016	—	(2,394)
						—	(3,273)
Calyon Bank	BRL	320,000	USD	99,695	07/05/2016	78	—
	BRL	320,000	USD	94,652	08/02/2016	—	(4,101)
	USD	95,380	BRL	320,000	07/05/2016	4,237	—
						4,315	(4,101)
Citibank N.A.	THB	4,140,000	USD	117,148	09/21/2016	—	(517)
	USD	49,950	EUR	45,000	03/15/2017	477	—
						477	(517)
Deutsche Bank AG	CNY	290,000	USD	44,006	07/28/2016	485	—
	IDR	489,000,000	USD	35,824	09/21/2016	—	(878)
						485	(878)
Goldman Sachs International	BRL	320,000	USD	84,629	07/05/2016	—	(14,988)
	CNY	80,000	USD	12,167	07/28/2016	161	—
	USD	99,695	BRL	320,000	07/05/2016	—	(78)
	USD	144,408	IDR	1,956,000,000	09/21/2016	2,399	—
						2,560	(15,066)
HSBC Bank USA	IDR	978,000,000	USD	72,044	09/21/2016	—	(1,359)
	UYU	1,161,000	USD	36,711	09/28/2016	17	—
						17	(1,359)
JPMorgan Chase Bank	EUR	266,000	USD	293,486	07/29/2016	—	(1,965)
	USD	59,021	CNY	370,000	07/28/2016	—	(3,494)
	USD	22,064	EUR	20,000	07/29/2016	150	—
	USD	6,603	GBP	5,000	07/29/2016	54	—
	ZAR	900,000	USD	58,070	07/20/2016	—	(2,853)
						204	(8,312)
Morgan Stanley and Co., Inc.	BRL	915,000	USD	242,590	08/17/2016	—	(38,524)
	JPY	60,059,000	USD	535,133	08/15/2016	—	(47,196)
						—	(85,720)
Royal Bank of Canada	USD	220,050	MXN	4,120,000	07/20/2016	4,987	—
Standard Chartered Bank	IDR	489,000,000	USD	35,877	09/21/2016	—	(825)
State Street Bank and Trust Co.	COP	150,500,000	USD	50,217	07/21/2016	—	(1,120)
UBS AG	EUR	45,000	USD	51,127	09/21/2016	1,048	—
	USD	63,064	EUR	55,000	03/15/2017	—	(1,431)
						1,048	(1,431)
Net Unrealized Appreciation(Depreciation)						$23,040	$(130,440)

22

BRL — Brazilian Real

COP — Colombian Peso

CNY— Chinese Yuan

EUR — Euro Dollar

GBP — Pound Sterling

IDR — Indonesian Rupiah

JPY — Japanese Yen

MXN — Mexican Peso

THB — Thailand Baht

TRY — Turkish Lira

USD — United States Dollar

UYU — Uruguayan Peso

ZAR — South African Rand

Centrally Cleared Interest Rate Swap Contracts
			Rates Exchanged		Upfront Payments Made	Unrealized
Notional Amount (000’s)		Termination Date	Payments Received by the Portfolio	Payments Made by the Portfolio	(Received) by the Portfolio	Appreciation (Depreciation)
USD	434	06/15/2026	3 month LIBOR	1.63%	$—	$(10,718)

Over the Counter Credit Default Swaps on Sovereign Issues-Buy Protection(1)
Reference Obligation	Fixed Deal (Pay) Rate	Termination Date	Counterparty	Implied Credit Spread at June 30, 2016(2)	Notional Amount(3)	Value at June 30, 2016(4)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)

Federative Republic of Brazil Senior Notes 4.25% due 01/07/2025	(1.00)	6/20/2021	Goldman Sachs International	3.08%	$40,000	$43,813	$44,470	$(657)
Republic of Colombia Senior Notes 10.38% due 01/28/2033	(1.00)	6/20/2021	Goldman Sachs International	2.02	25,000	26,197	26,529	(332)
United Mexican States Senior Notes 5.95% due 03/19/2019	(1.00)	6/20/2018	Goldman Sachs International	0.71	45,000	44,747	44,859	(112)
United Mexican States Senior Notes 5.95% due 03/19/2019	(1.00)	6/20/2018	Goldman Sachs International	0.71	45,000	44,747	44,824	(77)
						$159,504	$160,682	$(1,178)

(1) If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2) Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

(3) The maximum potential amount the Portfolio could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4) The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement have been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2016 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs	Level 3- Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Television	$—	$—	$4,623	$4,623
Other Industries	9,149,128	—	—	9,149,128
Preferred Securities/Capital Securities:
Finance-Investment Banker/Broker	—	—	1	1
Other Industries	—	1,298,753	—	1,298,753
Asset Backed Securities	—	15,983,636	—	15,983,636
U.S. Corporate Bonds & Notes:
Finance-Investment Banker/Broker	—	11,576	2	11,578
Other Industries	—	14,498,683	—	14,498,683
Foreign Corporate Bonds & Notes	—	2,561,241	—	2,561,241
Municipal Bond & Notes	—	773,970	—	773,970
U.S. Government Agencies	—	19,097,024	—	19,097,024
U.S. Government Treasuries	—	3,990,997	—	3,990,997
Foreign Government Obligations	—	1,504,123	—	1,504,123
Repurchase Agreements	—	935,000	—	935,000
Total Investments at Value	$9,149,128	$60,655,003	$4,626	$69,808,757

Other Financial Instruments:+
Futures Contracts	$312,753	$—	$—	$312,753
Forward Foreign Currency Contracts	—	23,040	—	23,040
Total Other Financial Instruments	$312,753	$23,040	$—	$335,793

LIABILITIES:
Other Financial Instruments:+
Futures Contracts	$304,802	$—	$—	$304,802
Forward Foreign Currency Contracts	—	130,440	—	130,440
Centrally Cleared Interest Rate Swaps Contracts	—	10,718	—	10,718
Over the Counter Credit Default Swaps on Sovereign Issues - Buy Protection	—	1,178	—	1,178
Total Other Financial Instruments	$304,802	$142,336	$—	$447,138

* For a detailed presentation of investments, please refer to the Portfolio of Investments.

+ Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no material transfers between Levels during the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Portfolio.

See Notes to Portfolio of Investments

23

SEASONS SERIES TRUST ASSET ALLOCATION: DIVERSIFIED GROWTH PORTFOLIO

Portfolio of Investments — June 30, 2016 (unaudited)

Security Description	Shares/ Principal Amount(19)	Value (Note 1)
COMMON STOCKS — 82.6%
Advertising Agencies — 0.2%
Innocean Worldwide, Inc.(1)	694	$48,936
Interpublic Group of Cos., Inc.	1,600	36,960
WPP PLC(1)	9,158	190,145
		276,041
Advertising Sales — 0.0%
Stroeer SE & Co. KGaA(1)	231	10,573
Advertising Services — 0.0%
Hakuhodo DY Holdings, Inc.(1)	1,300	15,505
Publicis Groupe SA(1)	225	15,243
		30,748
Aerospace/Defense — 1.9%
BAE Systems PLC(1)	676	4,740
Boeing Co.	10,600	1,376,622
Cubic Corp.	657	26,385
General Dynamics Corp.	1,300	181,012
Kratos Defense & Security Solutions, Inc.†	3,994	16,376
LIG Nex1 Co., Ltd.(1)	566	48,209
Northrop Grumman Corp.	300	66,684
Raytheon Co.	2,800	380,660
Spirit AeroSystems Holdings, Inc., Class A†	3,800	163,400
Thales SA(1)	623	52,286
		2,316,374
Aerospace/Defense-Equipment — 0.3%
Airbus Group SE(1)	324	18,814
B/E Aerospace, Inc.	3,900	180,082
Orbital ATK, Inc.	2,262	192,587
Zodiac Aerospace(1)	250	5,883
		397,366
Agricultural Chemicals — 0.1%
Yara International ASA(1)	2,235	70,956
Agricultural Operations — 0.1%
Adecoagro SA†	3,745	41,083
Bunge, Ltd.	1,700	100,555
Golden Agri-Resources, Ltd.(1)	50,900	13,345
		154,983
Airlines — 0.8%
ANA Holdings, Inc.(1)	20,000	56,746
Delta Air Lines, Inc.	22,100	805,103
easyJet PLC(1)	617	8,963
International Consolidated Airlines Group SA(1)	2,545	12,740
Japan Airlines Co., Ltd.(1)	1,300	41,725
Qantas Airways, Ltd.(1)	11,884	25,057
Ryanair Holdings PLC ADR	472	32,823
		983,157
Airport Development/Maintenance — 0.0%
Aena SA*(1)	46	6,057
Apparel Manufacturers — 0.4%
Carter’s, Inc.	4,000	425,880
Christian Dior SE(1)	105	17,009
Oxford Industries, Inc.	404	22,875
		465,764
Appliances — 0.1%
Coway Co., Ltd.(1)	618	56,172
Electrolux AB, Series B(1)	499	13,553
		69,725
Applications Software — 2.6%
Intuit, Inc.	2,400	267,864
Microsoft Corp.	47,772	2,444,493
NetSuite, Inc.†	86	6,261
Nuance Communications, Inc.†	8,100	126,603
Paycom Software, Inc.†	389	16,809
Red Hat, Inc.†	4,200	304,920
Verint Systems, Inc.†	511	16,929
		3,183,879
Athletic Equipment — 0.1%
Vista Outdoor, Inc.†	1,422	67,872
Athletic Footwear — 0.4%
NIKE, Inc., Class B	9,200	507,840
Auction Houses/Art Dealers — 0.2%
KAR Auction Services, Inc.	5,300	221,222
Audio/Video Products — 0.0%
Panasonic Corp.(1)	1,900	16,440
Auto-Cars/Light Trucks — 0.3%
Daimler AG(1)	80	4,771
Fiat Chrysler Automobiles NV(1)	12,727	78,564
Fuji Heavy Industries, Ltd.(1)	1,500	51,348
Kia Motors Corp.(1)	782	29,452
Mazda Motor Corp.(1)	3,500	46,878
Nissan Motor Co., Ltd.(1)	1,000	9,011
Peugeot SA†(1)	2,376	28,941
Renault SA(1)	895	68,198
Volkswagen AG (Preference Shares)(1)	42	5,048
		322,211
Auto-Heavy Duty Trucks — 0.0%
Hino Motors, Ltd.(1)	1,700	16,823
Auto-Truck Trailers — 0.0%
Wabash National Corp.†	3,789	48,120
Auto/Truck Parts & Equipment-Original — 0.8%
Allison Transmission Holdings, Inc.	14,200	400,866
American Axle & Manufacturing Holdings, Inc.†	2,034	29,452
Cooper-Standard Holding, Inc.†	620	48,974
JTEKT Corp.(1)	1,400	15,784
Koito Manufacturing Co., Ltd.(1)	200	9,153
Lear Corp.	2,300	234,048
Mobileye NV†	350	16,149
Nexteer Automotive Group, Ltd.(1)	49,000	44,743
Valeo SA(1)	1,347	60,161
Visteon Corp.	2,400	157,944
		1,017,274
Auto/Truck Parts & Equipment-Replacement — 0.0%
Douglas Dynamics, Inc.	544	13,997
Banks-Commercial — 1.9%
Abu Dhabi Commercial Bank PJSC(1)	31,764	52,411
Access National Corp.	723	14,106
Australia & New Zealand Banking Group, Ltd.(1)	425	7,749
Banco Santander SA(1)	26,037	101,373
Bank of China, Ltd.(1)	130,000	52,168

1

Bank of Ireland†(1)	15,293	3,187
Bank of Queensland, Ltd.(1)	419	3,338
Bank Tabungan Negara Persero Tbk PT(1)	294,400	38,490
Cardinal Financial Corp.	1,482	32,515
Citizens & Northern Corp.	940	19,007
Commercial International Bank Egypt SAE GDR(1)	9,130	32,522
Concordia Financial Group, Ltd.(1)	10,400	40,695
Credicorp, Ltd.	530	81,795
Customers Bancorp, Inc.†	1,921	48,275
Danske Bank A/S(1)	160	4,240
DNB ASA(1)	241	2,914
East West Bancorp, Inc.	1,303	44,536
Enterprise Financial Services Corp.	604	16,846
Farmers Capital Bank Corp.	659	18,024
FCB Financial Holdings, Inc.†	1,417	48,178
Fidelity Southern Corp.	1,957	30,666
Financial Institutions, Inc.	968	25,236
First BanCorp†	13,430	53,317
First Community Bancshares, Inc.	922	20,690
FirstMerit Corp.	1,141	23,128
Franklin Financial Network, Inc.†	717	22,485
Fukuoka Financial Group, Inc.(1)	6,000	19,734
Great Southern Bancorp, Inc.	808	29,872
Grupo Financiero Banorte SAB de CV, Class O	22,969	128,372
Grupo Supervielle SA ADR†	3,582	45,814
Hanmi Financial Corp.	1,921	45,124
Heartland Financial USA, Inc.	650	22,938
Horizon Bancorp	707	17,774
ING Groep NV CVA(1)	1,953	20,299
Lakeland Bancorp, Inc.	2,414	27,471
MainSource Financial Group, Inc.	1,423	31,377
Metro Bank PLC†(1)	487	11,822
Opus Bank	827	27,953
PacWest Bancorp	377	14,997
Peoples Bancorp, Inc.	899	19,589
Permanent TSB Group Holdings PLC†(1)	5,487	10,331
Popular, Inc.	5,513	161,531
Raiffeisen Bank International AG†(1)	1,017	12,800
Regions Financial Corp.	24,400	207,644
Republic Bancorp, Inc., Class A	588	16,246
Resona Holdings, Inc.(1)	21,500	78,319
Sberbank of Russia PJSC ADR(1)	15,978	139,631
Skandinaviska Enskilda Banken AB, Class A(1)	413	3,589
Sumitomo Mitsui Financial Group, Inc.(1)	4,800	137,617
Sumitomo Mitsui Trust Holdings, Inc.(1)	9,000	29,127
Suruga Bank, Ltd.(1)	300	6,774
Swedbank AB, Class A(1)	195	4,079
Talmer Bancorp, Inc., Class A	1,533	29,388
TCF Financial Corp.	2,442	30,891
Turkiye Garanti Bankasi AS(1)	19,713	52,603
United Community Banks, Inc.	942	17,229
Virgin Money Holdings UK PLC(1)	1,082	3,634
Western Alliance Bancorp†	1,268	41,400
Woori Bank(1)	1,814	15,080
Zions Bancorporation	965	24,250
		2,323,190
Banks-Fiduciary — 0.4%
Bank of New York Mellon Corp.	12,400	481,740
Banks-Super Regional — 0.4%
Moneta Money Bank AS†*	16,746	49,306
Wells Fargo & Co.	10,456	494,883
		544,189
Batteries/Battery Systems — 0.1%
Energizer Holdings, Inc.	2,100	108,129
EnerSys	1,106	65,774
		173,903
Beverages-Non-alcoholic — 2.2%
Coca-Cola Amatil, Ltd.(1)	20,560	126,882
Coca-Cola European Partners PLC	8,500	303,365
Dr Pepper Snapple Group, Inc.	10,100	975,963
Fomento Economico Mexicano SAB de CV ADR	462	42,730
Grape King Bio, Ltd.(1)	8,000	52,230
PepsiCo, Inc.	11,100	1,175,934
		2,677,104
Beverages-Wine/Spirits — 0.1%
Vina Concha y Toro SA	47,578	75,118
Brewery — 0.1%
Anheuser-Busch InBev NV ADR	400	52,672
Anheuser-Busch InBev SA/NV(1)	522	68,616
Heineken Holding NV(1)	372	30,388
SABMiller PLC(1)	256	14,924
		166,600
Broadcast Services/Program — 0.8%
Discovery Communications, Inc., Class A†	34,300	865,389
Global Mediacom Tbk PT(1)	172,200	12,907
MSG Networks, Inc., Class A†	2,600	39,884
Nexstar Broadcasting Group, Inc., Class A	451	21,459
		939,639
Building & Construction Products-Misc. — 0.2%
Caesarstone Sdot-Yam, Ltd.†	1,113	38,688
Cie de Saint-Gobain(1)	96	3,675
Patrick Industries, Inc.†	1,219	73,493
Sika AG(1)	8	33,465
Summit Materials, Inc., Class A†	1,745	35,703
Trex Co., Inc.†	268	12,039
		197,063
Building & Construction-Misc. — 0.2%
Adhi Karya Persero Tbk PT	160,800	34,266
China Communications Construction Co., Ltd., Class H(1)	44,000	47,743
China State Construction International Holdings, Ltd.(1)	34,000	45,145
CIMIC Group, Ltd.(1)	1,034	27,692
Kumagai Gumi Co., Ltd.(1)	8,000	22,518

2

LendLease Group(1)	5,110	48,460
Taisei Corp.(1)	3,000	24,464
		250,288
Building Products-Cement — 0.2%
Boral, Ltd.(1)	6,616	31,002
Cemex SAB de CV ADR†	8,808	54,345
Continental Building Products, Inc.†	2,408	53,530
CRH PLC(1)	137	3,951
US Concrete, Inc.†	678	41,297
		184,125
Building Products-Doors & Windows — 0.0%
PGT, Inc.†	5,009	51,593
Building Products-Wood — 0.4%
Masco Corp.	16,600	513,604
Building-Heavy Construction — 0.5%
ACS Actividades de Construccion y Servicios SA(1)	1,534	42,033
Chicago Bridge & Iron Co. NV	865	29,955
Dycom Industries, Inc.†	1,343	120,548
MasTec, Inc.†	3,536	78,923
Promotora y Operadora de Infraestructura SAB de CV	3,649	44,912
Skanska AB, Class B(1)	3,784	78,916
Vinci SA(1)	2,593	184,678
		579,965
Building-Mobile Home/Manufactured Housing — 0.0%
Thor Industries, Inc.	800	51,792
Building-Residential/Commercial — 0.1%
Berkeley Group Holdings PLC(1)	707	24,068
Iida Group Holdings Co., Ltd.(1)	600	12,221
LGI Homes, Inc.†	2,448	78,189
Persimmon PLC(1)	836	16,314
Sekisui Chemical Co., Ltd.(1)	1,000	12,258
Taylor Wimpey PLC(1)	7,879	14,077
		157,127
Cable/Satellite TV — 0.1%
Liberty Global PLC LiLAC, Class C†	6	194
Liberty Global PLC, Class C†	128	3,667
Numericable-SFR SA(1)	559	14,149
Sky PLC(1)	9,251	105,002
		123,012
Casino Hotels — 0.0%
Boyd Gaming Corp.†	984	18,106
MGM China Holdings, Ltd.(1)	11,200	14,544
SJM Holdings, Ltd.(1)	26,000	15,999
		48,649
Casino Services — 0.0%
Aristocrat Leisure, Ltd.(1)	3,807	39,337
Cellular Telecom — 0.3%
China Mobile, Ltd.(1)	18,000	208,136
NTT DOCOMO, Inc.(1)	3,900	104,941
Vodafone Group PLC(1)	21,486	65,407
		378,484
Chemicals-Diversified — 1.2%
Aceto Corp.	651	14,250
Akzo Nobel NV(1)	524	32,967
Asahi Kasei Corp.(1)	7,000	48,507
BASF SE(1)	2,587	197,355
Covestro AG*(1)	322	14,348
Dow Chemical Co.	250	12,428
Evonik Industries AG(1)	1,354	40,301
Hitachi Chemical Co., Ltd.(1)	1,800	33,367
Innophos Holdings, Inc.	538	22,709
Koppers Holdings, Inc.†	2,320	71,294
Kuraray Co., Ltd.(1)	2,300	27,353
LyondellBasell Industries NV, Class A	12,200	907,924
Mitsubishi Gas Chemical Co., Inc.(1)	3,000	15,561
Orion Engineered Carbons SA	1,823	28,967
		1,467,331
Chemicals-Other — 0.0%
American Vanguard Corp.	2,661	40,208
Chemicals-Plastics — 0.0%
EMS-Chemie Holding AG(1)	59	30,511
Chemicals-Specialty — 0.2%
Cabot Corp.	1,581	72,189
Chemtura Corp.†	1,409	37,170
Daicel Corp.(1)	1,500	15,514
Kraton Performance Polymers, Inc.†	682	19,048
Lonza Group AG(1)	250	41,428
Minerals Technologies, Inc.	733	41,634
		226,983
Coatings/Paint — 0.1%
Axalta Coating Systems, Ltd.†	6,500	172,445
Commercial Services — 0.4%
Live Nation Entertainment, Inc.†	687	16,145
Quanta Services, Inc.†	13,360	308,883
Regus PLC(1)	5,375	20,734
RELX PLC(1)	2,333	42,987
ServiceMaster Global Holdings, Inc.†	3,900	155,220
		543,969
Commercial Services-Finance — 0.5%
Experian PLC(1)	1,750	33,241
Global Payments, Inc.	7,500	535,350
LendingTree, Inc.†	315	27,824
TransUnion†	1,400	46,816
Travelport Worldwide, Ltd.	1,889	24,349
		667,580
Computer Aided Design — 0.0%
Aspen Technology, Inc.†	568	22,856
Computer Services — 1.1%
Amdocs, Ltd.	6,400	369,408
Atos SE(1)	846	70,665
CACI International, Inc., Class A†	228	20,614
Computer Sciences Corp.	9,832	488,159
CSRA, Inc.	3,600	84,348
Fleetmatics Group PLC†	479	20,755

3

Leidos Holdings, Inc.	7,300	349,451
Sopra Group SA(1)	102	10,586
		1,413,986
Computer Software — 0.1%
Apigee Corp.†	1,707	20,860
Blackbaud, Inc.	488	33,135
Cornerstone OnDemand, Inc.†	540	20,552
j2 Global, Inc.	926	58,496
RIB Software AG(1)	1,118	10,853
		143,896
Computers — 1.5%
Apple, Inc.	18,822	1,799,383
Lenovo Group, Ltd.(1)	4,000	2,417
		1,801,800
Computers-Integrated Systems — 0.2%
Cardtronics, Inc.†	931	37,063
Cray, Inc.†	467	13,973
Fujitsu, Ltd.(1)	4,000	14,658
MTS Systems Corp.	236	10,346
NCR Corp.†	6,312	175,284
NetScout Systems, Inc.†	206	4,584
Otsuka Corp.(1)	200	9,293
VeriFone Systems, Inc.†	662	12,273
		277,474
Computers-Memory Devices — 0.2%
Brocade Communications Systems, Inc.	18,700	171,666
TDK Corp.(1)	500	27,860
		199,526
Consulting Services — 0.1%
ICF International, Inc.†	1,554	63,559
Consumer Products-Misc. — 0.4%
Clorox Co.	3,500	484,365
Containers-Metal/Glass — 0.5%
Crown Holdings, Inc.†	11,800	597,906
Owens-Illinois, Inc.†	1,250	22,512
		620,418
Containers-Paper/Plastic — 0.4%
Amcor, Ltd.(1)	4,190	46,860
Graphic Packaging Holding Co.	11,400	142,956
KapStone Paper and Packaging Corp.	1,655	21,531
Sealed Air Corp.	7,300	335,581
		546,928
Cosmetics & Toiletries — 0.8%
AMOREPACIFIC Group(1)	542	79,326
Edgewell Personal Care Co.†	1,700	143,497
Estee Lauder Cos., Inc., Class A	5,000	455,100
Kao Corp.(1)	2,600	150,043
LG Household & Health Care, Ltd.(1)	90	87,297
Shiseido Co., Ltd.(1)	100	2,578
Svenska Cellulosa AB SCA, Class B(1)	752	23,980
Unilever NV CVA(1)	124	5,781
Unilever PLC(1)	1,163	55,786
		1,003,388
Data Processing/Management — 0.2%
Broadridge Financial Solutions, Inc.	1,600	104,320
CompuGroup Medical SE(1)	553	22,996
CSG Systems International, Inc.	1,329	53,572
		180,888
Decision Support Software — 0.0%
QAD, Inc., Class A	1,114	21,467
Diagnostic Equipment — 0.1%
GenMark Diagnostics, Inc.†	2,322	20,201
Repligen Corp.†	613	16,772
VWR Corp.†	1,542	44,564
		81,537
Diagnostic Kits — 0.0%
OraSure Technologies, Inc.†	3,003	17,748
Diamonds/Precious Stones — 0.0%
Dominion Diamond Corp.	572	5,056
Disposable Medical Products — 0.6%
C.R. Bard, Inc.	2,700	634,932
ICU Medical, Inc.†	799	90,087
STERIS PLC	378	25,988
		751,007
Distribution/Wholesale — 0.2%
Beacon Roofing Supply, Inc.†	1,112	50,563
G-III Apparel Group, Ltd.†	586	26,792
H&E Equipment Services, Inc.	2,177	41,428
Jardine Cycle & Carriage, Ltd.(1)	1,800	49,388
Wolseley PLC(1)	294	15,236
		183,407
Diversified Banking Institutions — 3.3%
BNP Paribas SA(1)	3,371	151,553
Citigroup, Inc.	21,300	902,907
Credit Suisse Group AG(1)	203	2,163
HSBC Holdings PLC(1)	22,497	140,540
JPMorgan Chase & Co.	29,689	1,844,874
Lloyds Banking Group PLC(1)	2,480	1,824
Mitsubishi UFJ Financial Group, Inc.(1)	28,900	128,817
Mizuho Financial Group, Inc.(1)	94,600	135,437
Morgan Stanley	27,600	717,048
Natixis SA(1)	2,450	9,410
Societe Generale SA(1)	2,466	77,933
UBS Group AG(1)	1,433	18,541
		4,131,047
Diversified Manufacturing Operations — 0.3%
AZZ, Inc.	437	26,211
Carlisle Cos., Inc.	1,100	116,248
Chase Corp.	334	19,729
Fabrinet†	921	34,188
LSB Industries, Inc.†	502	6,064
Siemens AG(1)	1,604	164,311
Standex International Corp.	425	35,118
		401,869

4

Diversified Minerals — 0.0%
BHP Billiton, Ltd.(1)	2,528	36,006
Diversified Operations — 0.1%
Industrivarden AB, Class A(1)	2,495	43,558
Siam Cement PCL(1)	4,050	55,157
Wharf Holdings, Ltd.(1)	2,000	12,223
		110,938
Diversified Operations/Commercial Services — 0.1%
Brambles, Ltd.(1)	12,130	112,556
Drug Delivery Systems — 0.1%
Clinigen Group PLC(1)	1,823	14,765
Depomed, Inc.†	551	10,811
DexCom, Inc.†	489	38,792
		64,368
E-Commerce/Products — 1.7%
Alibaba Group Holding, Ltd. ADR†	2,984	237,317
Amazon.com, Inc.†	1,222	874,488
eBay, Inc.†	42,500	994,925
FTD Cos., Inc.†	1,600	39,936
		2,146,666
E-Commerce/Services — 0.1%
Ctrip.com International, Ltd. ADR†	1,430	58,916
Stamps.com, Inc.†	233	20,369
		79,285
E-Marketing/Info — 0.0%
comScore, Inc.†	334	7,976
Criteo SA ADR†	308	14,143
		22,119
E-Services/Consulting — 0.0%
Perficient, Inc.†	1,383	28,089
Electric Products-Misc. — 0.0%
Littelfuse, Inc.	345	40,776
Electric-Distribution — 0.5%
PPL Corp.	15,300	577,575
Electric-Integrated — 2.0%
American Electric Power Co., Inc.	2,600	182,234
Chubu Electric Power Co., Inc.(1)	1,600	22,782
Cia Paranaense de Energia, Class B (Preference Shares)	2,900	26,379
CLP Holdings, Ltd.(1)	9,000	92,129
E.ON SE(1)	10,318	103,228
Edison International	5,100	396,117
EDP - Energias do Brasil SA	6,900	29,256
EDP - Energias do Brasil SA (Entitlement Shares)†	2,063	8,863
Endesa SA(1)	3,563	71,661
Enel SpA(1)	15,722	69,923
Entergy Corp.	13,300	1,081,955
Iberdrola SA(1)	24,162	163,204
Korea Electric Power Corp.(1)	1,183	62,431
Pampa Energia SA ADR†	2,141	58,535
RWE AG†(1)	2,465	38,953
SSE PLC(1)	264	5,520
Tenaga Nasional Bhd(1)	15,400	53,873
Tohoku Electric Power Co., Inc.(1)	1,000	12,541
Tokyo Electric Power Co. Holdings, Inc.†(1)	2,900	12,229
		2,491,813
Electronic Components-Misc. — 0.2%
Casetek Holdings, Ltd.(1)	16,000	56,087
Hitachi High-Technologies Corp.(1)	900	24,515
Hoya Corp.(1)	1,200	42,725
Murata Manufacturing Co., Ltd.(1)	200	22,436
Plexus Corp.†	1,076	46,483
Sanmina Corp.†	1,010	27,078
Stoneridge, Inc.†	2,059	30,761
		250,085
Electronic Components-Semiconductors — 1.5%
Ambarella, Inc.†	337	17,123
Cavium, Inc.†	422	16,289
CEVA, Inc.†	1,456	39,560
DSP Group, Inc.†	3,302	35,034
Hua Hong Semiconductor, Ltd.*(1)	33,000	31,015
Intersil Corp., Class A	1,835	24,846
Lattice Semiconductor Corp.†	7,898	42,254
Mellanox Technologies, Ltd.†	1,237	59,327
Microsemi Corp.†	596	19,477
Monolithic Power Systems, Inc.	368	25,142
NVIDIA Corp.	20,500	963,705
ON Semiconductor Corp.†	4,225	37,264
Rovi Corp.†	1,174	18,361
Samsung Electronics Co., Ltd.(1)	334	415,783
Semtech Corp.†	312	7,444
Silicon Laboratories, Inc.†	225	10,967
SK Hynix, Inc.(1)	310	8,811
Skyworks Solutions, Inc.	357	22,591
Synaptics, Inc.†	312	16,770
Tower Semiconductor, Ltd.†	4,938	61,330
		1,873,093
Electronic Design Automation — 0.0%
Mentor Graphics Corp.	2,395	50,918
Electronic Forms — 0.7%
Adobe Systems, Inc.†	9,500	910,005
Electronic Measurement Instruments — 0.4%
Agilent Technologies, Inc.	11,200	496,832
Sartorius AG (Preference Shares)(1)	212	15,539
		512,371
Electronic Parts Distribution — 0.0%
Arrow Electronics, Inc.†	327	20,241
Electronic Security Devices — 0.2%
Allegion PLC	2,100	145,803
dorma+kaba Holding AG(1)	36	25,116
Tyco International PLC	416	17,722
		188,641
Electronics-Military — 0.7%
L-3 Communications Holdings, Inc.	5,600	821,464
Energy-Alternate Sources — 0.1%
Concord New Energy Group, Ltd.(1)	1,130,000	62,330
Vestas Wind Systems A/S(1)	1,284	87,138
		149,468

5

Engineering/R&D Services — 0.1%
Argan, Inc.	1,287	53,694
CTCI Corp.(1)	30,000	43,932
KBR, Inc.	3,000	39,720
		137,346
Enterprise Software/Service — 0.2%
MobileIron, Inc.†	4,641	14,155
Oracle Corp. Japan(1)	300	15,967
Proofpoint, Inc.†	588	37,097
PROS Holdings, Inc.†	1,551	27,034
SYNNEX Corp.	454	43,048
Tyler Technologies, Inc.†	335	55,848
Ultimate Software Group, Inc.†	106	22,291
Veeva Systems, Inc., Class A†	826	28,183
		243,623
Entertainment Software — 0.1%
COLOPL, Inc.(1)	600	11,868
GungHo Online Entertainment, Inc.(1)	11,900	32,049
Nexon Co., Ltd.(1)	2,600	38,195
		82,112
Environmental Consulting & Engineering — 0.1%
Sweco AB, Class B(1)	416	7,201
Tetra Tech, Inc.	2,147	66,010
		73,211
Environmental Monitoring & Detection — 0.0%
MSA Safety, Inc.	357	18,753
Finance-Consumer Loans — 0.6%
Encore Capital Group, Inc.†	614	14,447
Nelnet, Inc., Class A	1,048	36,418
Synchrony Financial†	28,200	712,896
		763,761
Finance-Credit Card — 0.0%
Worldpay Group PLC†*(1)	4,064	14,793
Finance-Investment Banker/Broker — 0.3%
Daiwa Securities Group, Inc.(1)	3,000	15,769
E*TRADE Financial Corp.†	15,886	373,162
Macquarie Group, Ltd.(1)	316	16,434
Oppenheimer Holdings, Inc., Class A	940	14,532
		419,897
Finance-Leasing Companies — 0.2%
AerCap Holdings NV†	531	17,836
Mitsubishi UFJ Lease & Finance Co., Ltd.(1)	21,900	83,663
ORIX Corp.(1)	7,200	91,940
		193,439
Finance-Mortgage Loan/Banker — 0.1%
Arlington Asset Investment Corp., Class A	506	6,583
CoreLogic, Inc.†	2,100	80,808
Federal Agricultural Mtg. Corp., Class C	658	22,912
PennyMac Financial Services, Inc., Class A†	1,337	16,699
		127,002
Finance-Other Services — 0.1%
Euronext NV*(1)(2)	101	3,742
Moscow Exchange MICEX-RTS PJSC	37,328	65,624
WageWorks, Inc.†	363	21,711
		91,077
Fisheries — 0.0%
Austevoll Seafood ASA(1)	2,283	19,073
Salmar ASA(1)	334	9,974
		29,047
Food-Catering — 0.1%
Compass Group PLC(1)	6,870	130,953
Food-Confectionery — 0.0%
Barry Callebaut AG(1)	19	23,335
Food-Dairy Products — 0.0%
Dean Foods Co.	1,251	22,631
Food-Meat Products — 0.1%
Hormel Foods Corp.	1,200	43,920
S Foods, Inc.(1)	300	8,015
WH Group, Ltd.*(1)	86,000	68,047
		119,982
Food-Misc./Diversified — 0.7%
Associated British Foods PLC(1)	1,385	50,218
Campbell Soup Co.	6,700	445,751
ConAgra Foods, Inc.	800	38,248
Hain Celestial Group, Inc.†	548	27,263
John B. Sanfilippo & Son, Inc.	632	26,942
Kerry Group PLC, Class A(1)	385	34,207
MEIJI Holdings Co., Ltd.(1)	300	30,459
Nestle SA(1)	1,833	141,390
Nomad Foods, Ltd.†	1,382	11,028
Orkla ASA(1)	2,634	23,331
		828,837
Food-Retail — 0.7%
Delhaize Group(1)	784	82,840
J Sainsbury PLC(1)	12,223	37,906
Koninklijke Ahold NV(1)	6,620	147,216
Kroger Co.	13,200	485,628
METRO AG(1)	1,373	42,002
Seven & i Holdings Co., Ltd.(1)	100	4,175
WM Morrison Supermarkets PLC(1)	4,663	11,697
Woolworths, Ltd.(1)	1,643	25,795
X5 Retail Group NV GDR†(1)	3,476	69,011
		906,270
Food-Wholesale/Distribution — 0.0%
SpartanNash Co.	1,308	39,999
Footwear & Related Apparel — 0.1%
Steven Madden, Ltd.†	858	29,327
Wolverine World Wide, Inc.	1,801	36,596
		65,923
Gambling (Non-Hotel) — 0.0%
Tabcorp Holdings, Ltd.(1)	4,451	15,218
William Hill PLC(1)	6,926	23,990
		39,208
Garden Products — 0.1%
Scotts Miracle-Gro Co., Class A	1,200	83,892

6

Gas-Distribution — 0.7%
Centrica PLC(1)	7,160	21,617
NiSource, Inc.	6,300	167,076
Toho Gas Co., Ltd.(1)	7,000	56,951
Tokyo Gas Co., Ltd.(1)	6,000	24,631
UGI Corp.	11,550	522,638
Vectren Corp.	1,100	57,937
		850,850
Gold Mining — 0.1%
AngloGold Ashanti, Ltd.†(1)	3,184	57,937
Newcrest Mining, Ltd.†(1)	472	8,116
Northern Star Resources, Ltd.(1)	3,184	11,757
		77,810
Health Care Cost Containment — 0.0%
HealthEquity, Inc.†	846	25,706
Home Furnishings — 0.1%
Ethan Allen Interiors, Inc.	1,887	62,346
Leggett & Platt, Inc.	1,300	66,443
		128,789
Hotels/Motels — 0.1%
Dalata Hotel Group PLC†(1)	4,212	16,991
Diamond Resorts International, Inc.†	1,887	56,535
Marcus Corp.	1,113	23,484
		97,010
Human Resources — 0.1%
On Assignment, Inc.†	1,273	47,038
Paylocity Holding Corp.†	340	14,688
Team Health Holdings, Inc.†	275	11,184
		72,910
Identification Systems — 0.0%
Imprivata, Inc.†	1,733	24,262
Import/Export — 0.0%
ITOCHU Corp.(1)	3,700	44,957
Mitsubishi Corp.(1)	400	6,994
		51,951
Independent Power Producers — 0.0%
Dynegy, Inc.†	1,754	30,239
Industrial Audio & Video Products — 0.0%
IMAX Corp.†	650	19,162
Instruments-Controls — 0.1%
Sensata Technologies Holding NV†	1,343	46,857
Woodward, Inc.	1,181	68,073
		114,930
Insurance-Life/Health — 1.3%
AIA Group, Ltd.(1)	21,400	128,675
American Equity Investment Life Holding Co.	2,273	32,390
Anicom Holdings, Inc.(1)	600	16,804
Aviva PLC(1)	4,443	23,878
Challenger, Ltd.(1)	5,048	32,770
CNO Financial Group, Inc.	1,834	32,022
Legal & General Group PLC(1)	3,317	8,598
Lincoln National Corp.	8,300	321,791
NN Group NV(1)	1,565	43,477
Prudential Financial, Inc.	11,800	841,812
Prudential PLC(1)	1,486	25,315
St James’s Place PLC(1)	934	10,004
Swiss Life Holding AG(1)	326	75,310
		1,592,846
Insurance-Multi-line — 1.1%
Aegon NV(1)	4,245	16,932
Ageas(1)	528	18,242
Allianz SE(1)	1,209	172,249
Allstate Corp.	10,200	713,490
American Financial Group, Inc.	1,200	88,716
AXA SA(1)	6,057	121,683
Chubb, Ltd.	52	6,797
CNP Assurances(1)	3,308	49,030
Genworth Financial, Inc., Class A†	3,474	8,963
Voya Financial, Inc.	8,300	205,508
		1,401,610
Insurance-Property/Casualty — 0.3%
Admiral Group PLC(1)	593	16,186
AmTrust Financial Services, Inc.	1,989	48,731
Dongbu Insurance Co., Ltd.(1)	1,069	64,355
Employers Holdings, Inc.	2,283	66,253
Federated National Holding Co.	2,234	42,535
HCI Group, Inc.	468	12,767
Heritage Insurance Holdings, Inc.	1,617	19,355
Hyundai Marine & Fire Insurance Co., Ltd.(1)	2,290	58,155
United Insurance Holdings Corp.	3,211	52,596
		380,933
Insurance-Reinsurance — 0.4%
Aspen Insurance Holdings, Ltd.	1,500	69,570
Essent Group, Ltd.†	1,012	22,071
Maiden Holdings, Ltd.	1,587	19,425
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen(1)	700	116,990
Reinsurance Group of America, Inc.	1,200	116,388
SCOR SE(1)	167	5,031
Swiss Re AG(1)	1,938	169,432
		518,907
Internet Application Software — 0.3%
Tencent Holdings, Ltd.(1)	14,200	323,868
Zendesk, Inc.†	599	15,801
		339,669
Internet Connectivity Services — 0.1%
Cogent Communications Holdings, Inc.	854	34,211
Com Hem Holding AB(1)	3,130	26,529
		60,740
Internet Content-Entertainment — 0.0%
Facebook, Inc., Class A†	97	11,085
NCSoft Corp.(1)	189	38,746
		49,831
Internet Content-Information/News — 0.0%
Mixi, Inc.(1)	600	24,571

7

Internet Security — 0.0%
AVG Technologies NV†	1,398	26,548
Investment Companies — 0.2%
Investor AB, Class B(1)	4,318	144,450
Medley Capital Corp.	3,259	21,835
Solar Capital, Ltd.	1,288	24,537
		190,822
Investment Management/Advisor Services — 0.3%
Ameriprise Financial, Inc.	4,100	368,385
Partners Group Holding AG(1)	50	21,440
		389,825
Lasers-System/Components — 0.0%
Applied Optoelectronics, Inc.†	3,048	33,985
Leisure Games — 0.0%
Ardent Leisure Group(1)	4,129	5,823
Lighting Products & Systems — 0.0%
OSRAM Licht AG(1)	934	48,269
Machinery-Electrical — 0.1%
Mitsubishi Electric Corp.(1)	10,000	118,572
Schindler Holding AG(1)	277	50,194
		168,766
Machinery-General Industrial — 0.4%
Altra Industrial Motion Corp.	1,100	29,678
BWX Technologies, Inc.	2,900	103,733
IDEX Corp.	1,300	106,730
Kadant, Inc.	809	41,672
Kone Oyj, Class B(1)	283	13,067
Roper Technologies, Inc.	1,000	170,560
Sumitomo Heavy Industries, Ltd.(1)	3,000	13,093
Wabtec Corp.	388	27,249
		505,782
Machinery-Pumps — 0.2%
NN, Inc.	1,904	26,637
Xylem, Inc.	3,500	156,275
		182,912
Medical Instruments — 0.2%
Bruker Corp.	3,300	75,042
CONMED Corp.	717	34,223
Entellus Medical, Inc.†	538	9,829
Halyard Health, Inc.†	1,370	44,553
Integra LifeSciences Holdings Corp.†	281	22,418
Spectranetics Corp.†	937	17,531
		203,596
Medical Labs & Testing Services — 0.0%
Ain Holdings, Inc.(1)	500	38,696
Medical Products — 0.1%
Aspen Pharmacare Holdings, Ltd.(1)	966	23,914
Cochlear, Ltd.(1)	203	18,412
Globus Medical, Inc., Class A†	877	20,899
Integer Holdings Corp.†	1,374	42,498
MiMedx Group, Inc.†	2,533	20,213
Rockwell Medical, Inc.†	2,415	18,282
Zeltiq Aesthetics, Inc.†	947	25,882
		170,100
Medical-Biomedical/Gene — 2.7%
AMAG Pharmaceuticals, Inc.†	1,479	35,378
Amgen, Inc.	9,200	1,399,780
ANI Pharmaceuticals, Inc.†	280	15,630
Applied Genetic Technologies Corp.†	883	12,477
Ardelyx, Inc.†	1,778	15,522
ARIAD Pharmaceuticals, Inc.†	1,790	13,228
Cambrex Corp.†	910	47,074
Celgene Corp.†	113	11,145
Charles River Laboratories International, Inc.†	2,636	217,312
China Biologic Products, Inc.†	356	37,850
Dynavax Technologies Corp.†	1,266	18,458
Emergent BioSolutions, Inc.†	1,174	33,013
Five Prime Therapeutics, Inc.†	409	16,912
Gilead Sciences, Inc.	15,300	1,276,326
Halozyme Therapeutics, Inc.†	916	7,905
Incyte Corp.†	500	39,990
Ligand Pharmaceuticals, Inc.†	174	20,753
Medicines Co.†	886	29,796
Medivation, Inc.†	297	17,909
Merrimack Pharmaceuticals, Inc.†	2,164	11,664
Myriad Genetics, Inc.†	379	11,597
Novavax, Inc.†	1,035	7,525
Prothena Corp. PLC†	705	24,647
Rigel Pharmaceuticals, Inc.†	1,915	4,270
Sage Therapeutics, Inc.†	217	6,538
Tokai Pharmaceuticals, Inc.†	526	2,898
Ultragenyx Pharmaceutical, Inc.†	201	9,831
		3,345,428
Medical-Drugs — 4.1%
ACADIA Pharmaceuticals, Inc.†	424	13,763
Actelion, Ltd.(1)	228	38,258
Akorn, Inc.†	536	15,268
Allergan PLC†	111	25,651
Aralez Pharmaceuticals, Inc.†	5,119	16,893
Astellas Pharma, Inc.(1)	8,200	128,324
AstraZeneca PLC(1)	2,201	131,023
Bayer AG(1)	560	56,343
BioSpecifics Technologies Corp.†	397	15,856
Cardiome Pharma Corp.†	7,567	38,819
Eagle Pharmaceuticals, Inc.†	251	9,736
Endo International PLC†	2,700	42,093
GlaxoSmithKline PLC(1)	11,693	251,379
Grifols SA ADR	1,273	21,221
Horizon Pharma PLC†	2,853	46,989
Immune Design Corp.†	563	4,594
Inotek Pharmaceuticals Corp.†	868	6,458
Insys Therapeutics, Inc.†	525	6,793
Jazz Pharmaceuticals PLC†	1,065	150,495
Johnson & Johnson	19,700	2,389,610
Lannett Co., Inc.†	1,492	35,495
Mitsubishi Tanabe Pharma Corp.(1)	1,200	21,524
Novartis AG(1)	2,521	207,387
Novo Nordisk A/S, Class B(1)	1,023	55,014
Ophthotech Corp.†	472	24,086
Pacira Pharmaceuticals, Inc.†	459	15,482

8

PharMerica Corp.†	2,027	49,986
Prestige Brands Holdings, Inc.†	563	31,190
Richter Gedeon Nyrt(1)	3,700	73,496
Roche Holding AG(1)	874	230,763
Sanofi(1)	2,763	232,252
Shionogi & Co., Ltd.(1)	200	10,877
Shire PLC(1)	1,136	69,954
Sucampo Pharmaceuticals, Inc., Class A†	1,546	16,960
Supernus Pharmaceuticals, Inc.†	1,261	25,686
TESARO, Inc.†	735	61,777
uniQure NV†	584	4,304
Zoetis, Inc.	10,700	507,822
		5,083,621
Medical-Generic Drugs — 0.1%
Impax Laboratories, Inc.†	1,496	43,114
Taro Pharmaceutical Industries, Ltd.†	43	6,261
Teva Pharmaceutical Industries, Ltd. ADR	1,260	63,290
		112,665
Medical-HMO — 0.8%
Anthem, Inc.	7,100	932,514
Centene Corp.†	845	60,308
Molina Healthcare, Inc.†	131	6,537
Triple-S Management Corp., Class B†	794	19,397
		1,018,756
Medical-Hospitals — 0.0%
Select Medical Holdings Corp.†	2,988	32,480
Medical-Nursing Homes — 0.0%
Kindred Healthcare, Inc.	1,177	13,288
Medical-Outpatient/Home Medical — 0.1%
Amsurg Corp.†	207	16,051
Chemed Corp.	725	98,825
		114,876
Medical-Wholesale Drug Distribution — 1.6%
Alfresa Holdings Corp.(1)	600	12,495
AmerisourceBergen Corp.	11,500	912,180
Cardinal Health, Inc.	5,500	429,055
McKesson Corp.	2,800	522,620
Medipal Holdings Corp.(1)	2,900	47,586
		1,923,936
Metal Processors & Fabrication — 0.0%
EVA Precision Industrial Holdings, Ltd.(1)	240,000	23,093
NSK, Ltd.(1)	1,600	11,834
		34,927
Metal-Aluminum — 0.0%
Norsk Hydro ASA(1)	7,618	27,842
Metal-Diversified — 0.0%
Boliden AB(1)	605	11,753
Glencore PLC(1)	10,497	21,447
Rio Tinto PLC(1)	171	5,286
		38,486
Metal-Iron — 0.0%
Fortescue Metals Group, Ltd.(1)	6,939	18,676
Motion Pictures & Services — 0.0%
Lions Gate Entertainment Corp.	1,877	37,972
Motorcycle/Motor Scooter — 0.0%
Yamaha Motor Co., Ltd.(1)	800	12,115
MRI/Medical Diagnostic Imaging — 0.1%
RadNet, Inc.†	2,750	14,685
Surgical Care Affiliates, Inc.†	1,262	60,160
		74,845
Multimedia — 0.3%
Lagardere SCA(1)	777	17,054
Liberty Braves Group, Series A†	430	6,467
Liberty Media Group, Series A†	1,075	20,575
Naspers, Ltd., Class N(1)	1,143	175,139
Viacom, Inc., Class B	4,500	186,615
		405,850
Networking Products — 0.3%
A10 Networks, Inc.†	1,994	12,901
Cisco Systems, Inc.	8,300	238,127
Gigamon, Inc.†	328	12,264
Infinera Corp.†	2,080	23,463
Ixia†	2,337	22,949
		309,704
Non-Ferrous Metals — 0.0%
Mitsubishi Materials Corp.(1)	10,000	23,819
Non-Hazardous Waste Disposal — 0.4%
China Water Affairs Group, Ltd.(1)	156,000	90,300
Waste Management, Inc.	5,700	377,739
		468,039
Office Automation & Equipment — 0.4%
Pitney Bowes, Inc.	1,170	20,826
Seiko Epson Corp.(1)	800	12,784
Xerox Corp.	47,000	446,030
		479,640
Oil & Gas Drilling — 0.4%
Ensco PLC, Class A	6,300	61,173
Nabors Industries, Ltd.	20,600	207,030
Rowan Cos. PLC, Class A	10,700	188,962
		457,165
Oil Companies-Exploration & Production — 1.4%
Callon Petroleum Co.†	3,083	34,622
Diamondback Energy, Inc.†	182	16,600
Encana Corp.	470	3,656
EOG Resources, Inc.	213	17,769
Gulfport Energy Corp.†	552	17,256
Lone Pine Resources Canada, Ltd.†(2)(3)	1,247	1,085
Lone Pine Resources, Inc.†(2)(3)	1,247	6
Newfield Exploration Co.†	4,900	216,482
Northern Oil and Gas, Inc.†	3,327	15,371
Occidental Petroleum Corp.	17,300	1,307,188
Whiting Petroleum Corp.†	394	3,648

9

Woodside Petroleum, Ltd.(1)	2,391	48,466
		1,682,149
Oil Companies-Integrated — 0.8%
BP PLC(1)	8,778	51,258
Exxon Mobil Corp.	1,993	186,824
Gazprom Neft PAO ADR(1)	4,409	56,154
Lukoil PJSC ADR(1)	2,584	108,146
OMV AG(1)	4,313	120,824
Repsol SA(1)	2,289	29,038
Rosneft GDR(1)	5,637	28,925
Royal Dutch Shell PLC, Class A (Euronext)(1)	746	20,460
Royal Dutch Shell PLC, Class A (BATS)(1)	2,691	73,473
Royal Dutch Shell PLC, Class B(1)	3,735	102,710
Suncor Energy, Inc.	305	8,461
TOTAL SA(1)	5,008	241,494
		1,027,767
Oil Refining & Marketing — 0.8%
CVR Energy, Inc.	1,700	26,350
HollyFrontier Corp.	4,600	109,342
Idemitsu Kosan Co., Ltd.(1)	1,300	28,031
Neste Oyj(1)	1,422	50,949
Tesoro Corp.	4,800	359,616
Tupras Turkiye Petrol Rafinerileri AS(1)	1,380	30,654
Valero Energy Corp.	7,600	387,600
		992,542
Oil-Field Services — 1.1%
Halliburton Co.	14,200	643,118
Matrix Service Co.†	1,006	16,589
Schlumberger, Ltd.	8,900	703,812
Technip SA(1)	170	9,246
		1,372,765
Paper & Related Products — 0.2%
Domtar Corp.	777	27,203
Nine Dragons Paper Holdings, Ltd.(1)	65,000	49,761
Sappi, Ltd.†(1)	8,057	37,580
Smurfit Kappa Group PLC(1)	616	13,654
Stora Enso Oyj, Class R(1)	6,836	55,082
Suzano Papel e Celulose SA, Class A (Preference Shares)	16,492	58,168
UPM-Kymmene Oyj(1)	3,207	58,791
		300,239
Petrochemicals — 0.0%
Braskem SA, Class A (Preference Shares)	4,518	26,779
Physical Therapy/Rehabilitation Centers — 0.0%
HealthSouth Corp.	1,171	45,458
Poultry — 0.0%
Sanderson Farms, Inc.	606	52,504
Power Converter/Supply Equipment — 0.1%
Advanced Energy Industries, Inc.†	2,214	84,043
Printing-Commercial — 0.3%
Dai Nippon Printing Co., Ltd.(1)	12,000	133,278
Deluxe Corp.	1,690	112,165
Ennis, Inc.	1,133	21,731
Toppan Printing Co., Ltd.(1)	7,000	60,009
		327,183
Private Equity — 0.1%
3i Group PLC(1)	21,101	157,050
Eurazeo SA(1)	64	3,820
KKR & Co. LP	648	7,996
		168,866
Professional Sports — 0.0%
Madison Square Garden Co., Class A†	300	51,753
Protection/Safety — 0.0%
Landauer, Inc.	495	20,374
Publishing-Newspapers — 0.1%
News Corp., Class A	12,200	138,470
Publishing-Periodicals — 0.1%
Wolters Kluwer NV(1)	1,564	63,914
Racetracks — 0.0%
Penn National Gaming, Inc.†	3,130	43,663
Radio — 0.4%
Liberty SiriusXM Group, Series A†	4,200	131,712
Sirius XM Holdings, Inc.†	106,300	419,885
		551,597
Real Estate Investment Trusts — 2.5%
AG Mtg. Investment Trust, Inc.	447	6,455
Agree Realty Corp.	768	37,048
American Capital Agency Corp.	12,600	249,732
Annaly Capital Management, Inc.	27,800	307,746
Apartment Investment & Management Co., Class A	3,000	132,480
Apollo Commercial Real Estate Finance, Inc.	1,101	17,693
Arbor Realty Trust, Inc.	4,345	31,240
ARMOUR Residential REIT, Inc.	297	5,940
Ashford Hospitality Trust, Inc.	2,791	14,988
Brandywine Realty Trust	1,645	27,636
Camden Property Trust	1,700	150,314
CBL & Associates Properties, Inc.	993	9,245
Chesapeake Lodging Trust	1,405	32,666
Chimera Investment Corp.	8,959	140,656
Colony Capital, Inc.	1,273	19,541
Communications Sales & Leasing, Inc.	2,674	77,279
CYS Investments, Inc.	1,403	11,743
Duke Realty Corp.	3,300	87,978
EPR Properties	417	33,644
Equity LifeStyle Properties, Inc.	1,300	104,065
First Industrial Realty Trust, Inc.	900	25,038
General Growth Properties, Inc.	10,000	298,200
GEO Group, Inc.	1,329	45,425
Goodman Group(1)	15,463	82,427
Hersha Hospitality Trust	739	12,674
Hibernia REIT PLC(1)	20,749	30,959
Invesco Mtg. Capital, Inc.	730	9,994
Investors Real Estate Trust	2,024	13,095
Japan Hotel REIT Investment Corp.(1)	32	26,899
Lexington Realty Trust	3,823	38,650

10

Link REIT(1)	1,500	10,262
LTC Properties, Inc.	1,089	56,334
Macquarie Mexico Real Estate Management SA de CV	55,689	73,043
MFA Financial, Inc.	15,485	112,576
Mid-America Apartment Communities, Inc.	1,400	148,960
National Health Investors, Inc.	1,032	77,493
Omega Healthcare Investors, Inc.	819	27,805
One Liberty Properties, Inc.	983	23,445
Ramco-Gershenson Properties Trust	1,126	22,081
Select Income REIT	724	18,817
Simon Property Group, Inc.	800	173,520
STAG Industrial, Inc.	964	22,953
Starwood Property Trust, Inc.	8,900	184,408
Summit Hotel Properties, Inc.	2,496	33,047
Two Harbors Investment Corp.	9,600	82,176
Universal Health Realty Income Trust	261	14,924
		3,163,294
Real Estate Management/Services — 0.6%
CBRE Group, Inc., Class A†	14,300	378,664
Daito Trust Construction Co., Ltd.(1)	100	16,209
Foxtons Group PLC(1)	6,527	9,627
Jones Lang LaSalle, Inc.	700	68,215
Kennedy-Wilson Holdings, Inc.	853	16,173
RE/MAX Holdings, Inc., Class A	1,434	57,733
Realogy Holdings Corp.†	6,600	191,532
		738,153
Real Estate Operations & Development — 0.4%
Ayala Land, Inc.(1)	34,400	28,451
Community Healthcare Trust, Inc.	1,194	25,241
Emaar Properties PJSC(1)	46,927	79,779
Hang Lung Group, Ltd.(1)	1,000	3,013
Kawasan Industri Jababeka Tbk PT(1)	2,380,380	51,313
Kerry Properties, Ltd.(1)	16,000	39,638
Megaworld Corp.(1)	330,000	32,813
Mitsui Fudosan Co., Ltd.(1)	1,000	22,828
New World Development Co., Ltd.(1)	68,000	69,165
Nomura Real Estate Holdings, Inc.(1)	1,600	27,839
Sun Hung Kai Properties, Ltd.(1)	1,000	12,041
Surya Semesta Internusa Tbk PT(1)	863,400	40,865
Wheelock & Co., Ltd.(1)	15,000	70,944
		503,930
Recreational Vehicles — 0.0%
Malibu Boats, Inc., Class A†	858	10,365
MCBC Holdings, Inc.	1,504	16,619
		26,984
Rental Auto/Equipment — 0.0%
Ashtead Group PLC(1)	2,016	28,932
Research & Development — 0.1%
Albany Molecular Research, Inc.†	3,010	40,455
INC Research Holdings, Inc.†	487	18,569
		59,024
Resorts/Theme Parks — 0.2%
Marriott Vacations Worldwide Corp.	474	32,464
Six Flags Entertainment Corp.	3,200	185,440
		217,904
Retail-Apparel/Shoe — 0.5%
Caleres, Inc.	1,308	31,667
Children’s Place, Inc.	372	29,827
DSW, Inc., Class A	1,045	22,133
Express, Inc.†	2,261	32,807
PVH Corp.	3,600	339,228
Shimamura Co., Ltd.(1)	100	14,761
Urban Outfitters, Inc.†	3,900	107,250
		577,673
Retail-Building Products — 2.4%
Home Depot, Inc.	12,600	1,608,894
Kingfisher PLC(1)	24,072	103,907
Lowe’s Cos., Inc.	16,300	1,290,471
		3,003,272
Retail-Catalog Shopping — 0.1%
Liberty Interactive Corp. QVC Group, Class A†	2,200	55,814
Retail-Discount — 1.3%
Big Lots, Inc.	636	31,870
Harvey Norman Holdings, Ltd.(1)	21,454	74,381
Wal-Mart Stores, Inc.	21,000	1,533,420
		1,639,671
Retail-Home Furnishings — 0.0%
Nitori Holdings Co., Ltd.(1)	100	11,998
Restoration Hardware Holdings, Inc.†	655	18,786
		30,784
Retail-Hypermarkets — 0.1%
Lenta, Ltd. GDR†*(2)	4,991	36,090
Puregold Price Club, Inc.(1)	30,200	27,087
Wal-Mart de Mexico SAB de CV	29,944	72,032
		135,209
Retail-Jewelry — 0.0%
Pandora A/S(1)	66	8,959
Retail-Major Department Stores — 0.1%
Marks & Spencer Group PLC(1)	10,557	44,886
Matahari Department Store Tbk PT(1)	21,600	32,795
Takashimaya Co., Ltd.(1)	2,000	14,279
		91,960
Retail-Petroleum Products — 0.1%
World Fuel Services Corp.	1,400	66,486
Retail-Regional Department Stores — 0.2%
Macy’s, Inc.	5,800	194,938
Retail-Restaurants — 0.7%
Brinker International, Inc.	829	37,744
Buffalo Wild Wings, Inc.†	144	20,009
Cheesecake Factory, Inc.	480	23,107
Starbucks Corp.	14,500	828,240
		909,100
Retail-Vision Service Center — 0.0%
Luxottica Group SpA(1)	367	17,882

11

Rubber-Tires — 0.3%
Cie Generale des Etablissements Michelin(1)	358	33,915
Continental AG(1)	119	22,363
Cooper Tire & Rubber Co.	1,284	38,289
Goodyear Tire & Rubber Co.	8,513	218,444
		313,011
Rubber/Plastic Products — 0.1%
Trinseo SA	2,523	108,312
Satellite Telecom — 0.0%
Cellnex Telecom SAU*(1)	1,043	16,360
Eutelsat Communications SA(1)	553	10,540
		26,900
Savings & Loans/Thrifts — 0.1%
Banc of California, Inc.	899	16,272
BofI Holding, Inc.†	1,743	30,869
Flagstar Bancorp, Inc.†	905	22,091
Flushing Financial Corp.	939	18,667
Meta Financial Group, Inc.	521	26,550
Pacific Premier Bancorp, Inc.†	889	21,336
		135,785
Semiconductor Components-Integrated Circuits — 0.6%
Cirrus Logic, Inc.†	1,212	47,013
Cypress Semiconductor Corp.	5,346	56,400
Integrated Device Technology, Inc.†	1,190	23,955
Maxim Integrated Products, Inc.	11,200	399,728
Power Integrations, Inc.	397	19,878
Taiwan Semiconductor Manufacturing Co., Ltd.(1)	43,039	217,630
		764,604
Semiconductor Equipment — 0.4%
Applied Materials, Inc.	17,200	412,284
ASML Holding NV(1)	88	8,723
MKS Instruments, Inc.	1,023	44,050
Tessera Technologies, Inc.	1,291	39,556
		504,613
Shipbuilding — 0.1%
Yangzijiang Shipbuilding Holdings, Ltd.(1)	141,500	95,335
Soap & Cleaning Preparation — 0.1%
Henkel AG & Co. KGaA (Preference Shares)(1)	306	37,209
Reckitt Benckiser Group PLC(1)	686	69,016
		106,225
Steel-Producers — 0.2%
Nippon Steel & Sumitomo Metal Corp.(1)	1,800	34,396
Reliance Steel & Aluminum Co.	1,700	130,730
voestalpine AG(1)	855	28,610
		193,736
Steel-Specialty — 0.0%
Hitachi Metals, Ltd.(1)	800	8,094
Storage/Warehousing — 0.0%
Sumitomo Warehouse Co., Ltd.(1)	3,000	14,870
Sugar — 0.1%
Sao Martinho SA	4,715	78,351
SupraNational Banks — 0.0%
Banco Latinoamericano de Comercio Exterior SA, Class E	1,755	46,507
Telecom Equipment-Fiber Optics — 0.0%
Ciena Corp.†	720	13,500
Telecom Services — 0.1%
BCE, Inc.	102	4,827
Inteliquent, Inc.	1,978	39,342
NeuStar, Inc., Class A†	371	8,722
PCCW, Ltd.(1)	42,000	28,239
Spark New Zealand, Ltd.(1)	2,197	5,568
Telekomunikasi Indonesia Persero Tbk PT(1)	151,800	46,059
Telenor ASA(1)	1,452	23,983
Vocus Communications, Ltd.(8)	1,635	11,589
		168,329
Telecommunication Equipment — 0.5%
Juniper Networks, Inc.	24,400	548,756
Plantronics, Inc.	787	34,628
ShoreTel, Inc.†	2,332	15,601
		598,985
Telephone-Integrated — 2.1%
BT Group PLC(1)	12,138	67,024
Frontier Communications Corp.	5,953	29,408
IDT Corp., Class B	875	12,416
KDDI Corp.(1)	2,500	76,103
Nippon Telegraph & Telephone Corp.(1)	3,800	178,385
Orange SA(1)	6,285	102,659
SoftBank Group Corp.(1)	500	28,288
Telecom Italia SpA RSP(1)	31,070	19,990
Telefonica Brasil SA ADR	3,627	49,327
Telstra Corp., Ltd.(1)	14,924	62,109
Verizon Communications, Inc.	35,582	1,986,899
		2,612,608
Television — 0.2%
CJ E&M Corp.(1)	902	54,569
Cyfrowy Polsat SA†(1)	9,316	52,241
ITV PLC(1)	17,390	42,008
Nippon Television Holdings, Inc.(1)	1,100	18,019
ProSiebenSat.1 Media SE(1)	259	11,309
RTL Group SA(1)	73	5,954
Sinclair Broadcast Group, Inc., Class A	964	28,785
Tribune Media Co., Class A	1,600	62,688
		275,573
Theaters — 0.1%
National CineMedia, Inc.	2,376	36,781
Regal Entertainment Group, Class A	2,360	52,014
		88,795
Therapeutics — 0.0%
Neurocrine Biosciences, Inc.†	289	13,135
Portola Pharmaceuticals, Inc.†	265	6,254
		19,389

12

Tobacco — 1.4%
Altria Group, Inc.	18,600	1,282,656
British American Tobacco PLC(1)	3,400	221,239
Imperial Brands PLC(1)	3,552	192,820
Japan Tobacco, Inc.(1)	1,100	44,067
Philip Morris International, Inc.	94	9,562
Vector Group, Ltd.	1,744	39,100
		1,789,444
Tools-Hand Held — 0.1%
Basso Industry Corp.(1)	44,000	125,335
Toys — 0.0%
Nintendo Co., Ltd.(1)	100	14,268
Transactional Software — 0.1%
Amadeus IT Holding SA, Class A(1)	1,136	49,767
Synchronoss Technologies, Inc.†	377	12,011
		61,778
Transport-Equipment & Leasing — 0.0%
Greenbrier Cos., Inc.	986	28,722
Transport-Marine — 0.1%
Aegean Marine Petroleum Network, Inc. ADR	3,531	19,421
AP Moeller - Maersk A/S, Series B(1)	39	51,421
DHT Holdings, Inc.	3,989	20,065
Scorpio Tankers, Inc.	3,012	12,650
		103,557
Transport-Rail — 0.2%
Aurizon Holdings, Ltd.(1)	7,181	26,012
Central Japan Railway Co.(1)	900	159,297
		185,309
Transport-Services — 0.9%
C.H. Robinson Worldwide, Inc.	500	37,125
ComfortDelGro Corp., Ltd.(1)	11,100	22,750
Deutsche Post AG(1)	4,617	128,900
Matson, Inc.	664	21,441
Royal Mail PLC(1)	9,224	62,532
United Parcel Service, Inc., Class B	8,000	861,760
		1,134,508
Transport-Truck — 0.0%
Saia, Inc.†	918	23,079
Travel Services — 0.0%
Flight Centre Travel Group, Ltd.(1)	1,543	36,604
TUI AG(1)	1,387	15,747
		52,351
Venture Capital — 0.0%
Hercules Technology Growth Capital, Inc.	1,524	18,928
Veterinary Diagnostics — 0.1%
VCA, Inc.†	1,700	114,937
Vitamins & Nutrition Products — 0.1%
Nutraceutical International Corp.†	609	14,098
Omega Protein Corp.†	2,001	40,000
		54,098
Water — 0.0%
Veolia Environnement SA(1)	1,536	33,369
Web Hosting/Design — 0.0%
Web.com Group, Inc.†	2,375	43,177
Web Portals/ISP — 1.1%
Alphabet, Inc., Class A†	1,821	1,281,128
PChome Online, Inc.(1)	4,000	44,274
		1,325,402
Wireless Equipment — 0.3%
CalAmp Corp.†	1,089	16,128
InterDigital, Inc.	649	36,136
Motorola Solutions, Inc.	3,900	257,283
Nokia OYJ†(1)	5,048	28,686
Ubiquiti Networks, Inc.†	416	16,083
		354,316
X-Ray Equipment — 0.3%
Hologic, Inc.†	9,400	325,240
Total Common Stocks (cost $98,477,069)		102,840,116
CONVERTIBLE PREFERRED SECURITIES — 0.0%
Real Estate Investment Trusts — 0.0%
EPR Properties Series C 5.75% (cost $9,209)	505	15,392
PREFERRED SECURITIES — 0.0%
Diversified Banking Institutions — 0.0%
GMAC Capital Trust I FRS Series 2 6.41%	580	14,396
Telephone-Integrated — 0.0%
Verizon Communications, Inc. 5.90%	800	22,000
Total Preferred Securities (cost $34,579)		36,396
PREFERRED SECURITIES/CAPITAL SECURITIES — 0.7%
Banks-Fiduciary — 0.1%
State Street Capital Trust IV FRS 1.65% due 06/01/2077	$105,000	87,710
Banks-Money Center — 0.0%
BBVA International Preferred SAU FRS 5.92% due 04/18/2017(4)	15,000	14,963
Banks-Super Regional — 0.1%
Fifth Third Bancorp FRS 5.10% due 06/30/2023(4)	9,000	8,370
Wells Fargo & Co. FRS Series U 5.88% due 06/15/2025(4)	85,000	90,631
		99,001

13

Diversified Banking Institutions — 0.2%
Bank of America Corp. FRS Series AA 6.10% due 03/17/2025(4)	61,000	61,915
Bank of America Corp. FRS Series Z 6.50% due 10/23/2024(4)	5,000	5,325
Citigroup, Inc. FRS 5.90% due 02/15/2023(4)	24,000	23,640
Citigroup, Inc. FRS Series Q 5.95% due 08/15/2020(4)	168,000	163,678
JPMorgan Chase & Co. FRS Series Z 5.30% due 05/01/2020(4)	63,000	62,764
Lloyds Banking Group PLC FRS 6.66% due 05/21/2037*(4)	30,000	32,250
		349,572
Diversified Manufacturing Operations — 0.1%
General Electric Co. FRS Series D 5.00% due 01/21/2021(4)	68,000	72,148
Electric-Integrated — 0.1%
Puget Sound Energy, Inc. FRS Series A 6.97% due 06/01/2067	40,000	33,950
WEC Energy Group, Inc. FRS 6.25% due 05/15/2067	50,000	39,669
		73,619
Finance-Credit Card — 0.0%
American Express Co. FRS Series C 4.90% due 03/15/2020(4)	15,000	14,344
Insurance-Life/Health — 0.0%
Prudential Financial, Inc. FRS 5.20% due 03/15/2044	37,000	36,278
Insurance-Multi-line — 0.1%
Genworth Holdings, Inc. FRS 6.15% due 11/15/2066	42,000	13,860
Hartford Financial Services Group, Inc. FRS 8.13% due 06/15/2068	50,000	53,500
MetLife, Inc. 6.40% due 12/15/2066	45,000	48,038
		115,398
Insurance-Mutual — 0.0%
Liberty Mutual Group, Inc. FRS 7.00% due 03/07/2067*	10,000	8,400
Pipelines — 0.0%
TransCanada PipeLines, Ltd. FRS 6.35% due 05/15/2067	60,000	42,450
Total Preferred Securities/Capital Securities (cost $937,646)		913,883
ASSET BACKED SECURITIES — 1.7%
Diversified Financial Services — 1.7%
Alternative Loan Trust FRS Series 2006-OA7, Class 1A2 1.38% due 06/25/2046(5)	20,014	15,991
Banc of America Commercial Mtg. Trust VRS Series 2005-1, Class XW 0.00% due 11/10/2042*(2)(6)(7)	459,296	5
Banc of America Commercial Mtg. Trust VRS Series 2004-5, Class XC 0.55% due 11/10/2041*(2)(6)(7)	27,393	379
Capmark Mortgage Securities, Inc. VRS Series 1997-C1, Class X 1.67% due 07/15/2029(6)(7)	70,684	1,965
Citigroup Commercial Mtg. Trust Series 2014-GC21,Class AS 4.03% due 05/10/2047(6)	44,000	47,706
Citigroup Commercial Mtg. Trust VRS Series 2013-GC17,Class C 5.26% due 11/10/2046(6)	57,000	61,436
COMM Mortgage Trust VRS Series 2014-CR18, Class XA 1.43% due 07/15/2047(6)(7)	223,022	14,060
COMM Mortgage Trust Series LC6, Class AM 3.28% due 01/10/2046(6)	20,000	20,988
Commercial Mtg. Pass-Through Certs. VRS Series 2012-CR3, Class XA 2.25% due 10/15/2045(6)(7)	198,096	16,704
Commercial Mtg. Trust VRS Series 2006-C8, Class XS 0.72% due 12/10/2046*(2)(6)(7)	1,938,483	2,628
Commercial Mtg. Trust VRS Series 2013-CR13, Class XA 1.13% due 12/10/2023(6)(7)	227,518	10,364
Commercial Mtg. Trust VRS Series 2014-UBS6, Class XA 1.21% due 12/10/2047(6)(7)	443,493	26,918
Commercial Mtg. Trust VRS Series 2014-CR17, Class XA 1.34% due 05/10/2047(6)(7)	362,194	21,580
Commercial Mtg. Trust VRS Series 2014-UBS6, Class C 4.61% due 12/10/2047(6)	59,000	56,584
Credit Suisse First Boston Mtg. Securities Corp. VRS Series 2003-C3, Class AX 2.20% due 05/15/2038*(2)(6)(7)	20,193	1
Credit Suisse Mtg. Capital Certs. VRS Series 2007-C1, Class AX 0.60% due 02/15/2040*(2)(6)(7)	541,205	615
Credit Suisse Mtg. Capital Certs. VRS Series 2006-C4, Class AX 0.62% due 09/15/2039*(2)(6)(7)	93,433	33

14

Credit Suisse Mtg. Capital Certs. VRS Series 2007-C2, Class A2 5.45% due 01/15/2049(6)	333	332
DBUBS Mtg. Trust VRS Series 2011-LC3A, Class D 5.55% due 08/10/2044*(6)	100,000	103,387
GE Capital Commercial Mtg. Corp. VRS Series 2005-C3, Class XC 0.12% due 07/10/2045*(2)(6)(7)	114,599	0
GMAC Commercial Mtg. Securities, Inc. VRS Series 2005-C1, Class X1 0.78% due 05/10/2043*(2)(6)(7)	212,945	507
GS Mtg. Securities Corp. II VRS GSMS 2013-GC10 XA 1.75% due 02/10/2046(6)(7)	911,343	71,625
GS Mtg. Securities Corp. II Series 2013-GC10, Class AS 3.28% due 02/10/2046(6)	22,000	23,179
GS Mtg. Securities Trust VRS Series 2013-GC12, Class C 4.18% due 06/10/2046(6)	42,000	40,793
JP Morgan Chase Commercial Mtg. Securities Trust VRS Series 2005-CB12, Class X1 0.50% due 09/12/2037*(2)(6)(7)	162,166	674
JP Morgan Chase Commercial Mtg. Securities Trust VRS Series 2013-LC11, Class C 3.96% due 04/15/2046(6)	19,000	19,101
JP Morgan Chase Commercial Mtg. Securities Trust VRS JPMCC 2013-C13 C 4.19% due 01/15/2046(6)	62,000	62,674
JP Morgan Chase Commercial Mtg. Securities Trust VRS Series 2013-C10, Class C 4.29% due 12/15/2047(6)	51,000	51,414
JP Morgan Chase Commercial Mtg. Securities Trust Series 2004-LN2, Class A2 5.12% due 07/15/2041(6)	1,360	1,361
JP Morgan Chase Commercial Mtg. Securities Trust VRS Series 2012-C6, Class D 5.36% due 05/15/2045(6)	21,000	21,209
JP Morgan Chase Commercial Mtg. Securities Trust VRS Series 2006-LDP8, Class AJ 5.48% due 05/15/2045(6)	105,000	105,152
JP Morgan Chase Commercial Mtg. Securities Trust VRS Series 2003-CB6, Class E 6.03% due 07/12/2037*(2)(6)	140,000	142,420
JPMBB Commercial Mtg. Securities Trust VRS Series 2013-C12, Class D 4.22% due 07/15/2045(6)	23,000	19,917
JPMBB Commercial Mtg. Securities Trust Series C15, Class B 4.93% due 11/15/2045(6)	38,000	42,657
JPMorgan Chase Commercial Mtg. Securities Trust VRS Series 2007-LD12, Class A3 6.13% due 02/15/2051(6)	730	729
LB-UBS Commercial Mtg. Trust VRS Series 2005-C2, Class XCL 0.20% due 04/15/2040*(2)(6)(7)	46,740	10
LB-UBS Commercial Mtg. Trust VRS Series 2005-C7, Class XCL 0.46% due 11/15/2040*(2)(6)(7)	172,177	1,497
LB-UBS Commercial Mtg. Trust VRS Series 2008-C1, Class AM 6.25% due 04/15/2041(6)	69,000	68,486
Merrill Lynch Mtg. Trust VRS Series 2005-MCP1, Class XC 0.02% due 06/12/2043*(2)(6)(7)	79,930	1
Mezz Capital Commercial Mtg. Trust VRS Series 2006-C4, Class X 6.02% due 07/15/2045*(2)(6)(7)(8)	78,293	1,253
Mezz Capital Commercial Mtg. Trust VRS Series 2005-C3, Class X 7.16% due 05/15/2044*(2)(6)(7)(8)	5,127	60
ML-CFC Commercial Mtg. Trust VRS Series 2006-3, Class AM 5.46% due 07/12/2046(6)	33,000	33,028
Morgan Stanley Bank of America Merrill Lynch Trust VRS Series 2014-C17, Class XA 1.42% due 08/15/2047(6)(7)	160,511	10,133
Morgan Stanley Bank of America Merrill Lynch Trust VRS Series 2012-C6, Class XA 2.19% due 11/15/2045*(6)(7)	361,808	25,113
Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C24, Class D 3.26% due 05/15/2048*(6)	21,000	13,872
Morgan Stanley Bank of America Merrill Lynch Trust VRS Series C8, Class B 3.70% due 12/15/2048(6)	19,000	19,659
Morgan Stanley Bank of America Merrill Lynch Trust VRS Series 2013-C11, Class C 4.56% due 08/15/2046(6)	64,000	65,043
Morgan Stanley Capital I Trust Series 2005-IQ9, Class B 4.86% due 07/15/2056(6)	130,000	130,106

15

Morgan Stanley Capital I Trust VRS Series 2011-C3, Class E 5.35% due 07/15/2049*(6)	58,000	56,795
Morgan Stanley Capital I Trust Series 2007-HQ11, Class A31 5.44% due 02/12/2044(6)	8,116	8,109
Morgan Stanley Capital I Trust VRS Series 2007-T27, Class AJ 5.82% due 06/11/2042(6)	30,000	29,202
Morgan Stanley Re-REMIC Trust VRS Series 2010-C30A, Class A3B 5.25% due 12/17/2043*(6)	46,030	45,994
Nomura Resecuritization Trust FRS Series 2015-1R, Class 6A9 0.61% due 05/26/2047*(2)(8)	100,000	57,010
Wachovia Bank Commercial Mtg. Trust VRS Series 2005-C18, Class XC 0.00% due 04/15/2042*(2)(6)(7)	50,738	4
WaMu Mtg. Pass-Through Certs. Trust FRS Series 2004-AR12, Class A2B 0.91% due 10/25/2044(5)	52,818	47,076
Wells Fargo Commercial Mtg. Trust VRS Series 2012-LC5, Class D 4.94% due 10/15/2045*(2)(6)	34,000	32,357
Wells Fargo RBS Commercial Mtg. Trust VRS Series 2012-C9, Class D 4.96% due 11/15/2045*(6)	44,000	42,393
WF-RBS Commercial Mtg. Trust VRS Series 2013-C12, Class XA 1.54% due 03/15/2048*(6)(7)	167,154	10,324
WF-RBS Commercial Mtg. Trust VRS Series 2013-C11, Class XA 1.59% due 03/15/2045*(6)(7)	358,987	18,921
WF-RBS Commercial Mtg. Trust VRS Series 2012-C10, Class XA 1.87% due 12/15/2045*(6)(7)	398,987	30,844
WF-RBS Commercial Mtg. Trust VRS Series 2012-C9, Class XA 2.29% due 11/15/2045*(6)(7)	148,275	12,635
WF-RBS Commercial Mtg. Trust VRS Series 2013-UBS1, Class AS 4.31% due 03/15/2046(6)	24,000	26,765
WF-RBS Commercial Mtg. Trust VRS Series 2013-C18, Class AS CMBS 4.3 4.39% due 12/15/2046(6)	53,000	59,449
WF-RBS Commercial Mtg. Trust VRS Series 2014-C19, Class C 4.65% due 03/15/2047(6)	56,000	58,774
WF-RBS Commercial Mtg. Trust VRS Series 2012-C7, Class C 4.99% due 06/15/2045(6)	55,000	59,065
WF-RBS Commercial Mtg. Trust VRS Series 2012-C7, Class D 4.99% due 06/15/2045*(6)	55,000	55,358
WF-RBS Commercial Mtg. Trust VRS Series 2013-D, Class C16 5.15% due 09/15/2046*(6)	23,000	21,477
WF-RBS Commercial Mtg. Trust VRS Series 2011-C4 5.42% due 06/15/2044*(6)	55,000	55,727
WF-RBS Commercial Mtg Trust VRS Series 2011-C3, Class D 5.81% due 03/15/2044*(2)(6)	34,000	35,085
Total Asset Backed Securities (cost $2,874,983)		2,136,713
CONVERTIBLE BONDS & NOTES — 0.0%
Auto-Heavy Duty Trucks — 0.0%
Navistar International Corp. Senior Sub. Notes 4.50% due 10/15/2018	4,000	2,663
Real Estate Investment Trusts — 0.0%
iStar, Inc. Senior Notes 3.00% due 11/15/2016	11,000	11,089
Semiconductor Equipment — 0.0%
Jazz US Holdings, Inc. Company Guar. Notes 8.00% due 12/31/2018	11,000	15,730
Total Convertible Bonds & Notes (cost $25,494)		29,482
U.S. CORPORATE BONDS & NOTES — 6.7%
Advertising Agencies — 0.0%
Omnicom Group, Inc. Company Guar. Notes 3.60% due 04/15/2026	15,000	15,798
Advertising Sales — 0.0%
Lamar Media Corp. Company Guar. Notes 5.38% due 01/15/2024	5,000	5,175
Lamar Media Corp. Company Guar. Notes 5.88% due 02/01/2022	14,000	14,560
Outfront Media Capital LLC Company Guar. Notes 5.63% due 02/15/2024	7,000	7,210
Outfront Media Capital LLC Company Guar. Notes 5.88% due 03/15/2025	10,000	10,300
		37,245
Aerospace/Defense-Equipment — 0.1%
KLX, Inc. Company Guar. Notes 5.88% due 12/01/2022*	25,000	24,500
Moog, Inc. Company Guar. Notes 5.25% due 12/01/2022*	20,000	20,250

16

TransDigm, Inc. Company Guar. Notes 6.38% due 06/15/2026*(2)	10,000	9,975
TransDigm, Inc. Company Guar. Notes 6.50% due 07/15/2024	13,000	13,187
TransDigm, Inc. Company Guar. Notes 7.50% due 07/15/2021	3,000	3,180
United Technologies Corp. Senior Notes 5.70% due 04/15/2040	5,000	6,608
		77,700
Airlines — 0.0%
Continental Airlines, Inc. Pass Though Trust Pass Through Certs. Series 1998-1, Class A 6.65% due 03/15/2019	3,283	3,361
Delta Air Lines 2009-1 Class A Pass Through Trust Pass Thru Certs. Series 2009-1, Class A 7.75% due 06/17/2021	2,133	2,406
UAL Pass-Through Trust Pass Through Certs. Series 2007-1, Class A 6.64% due 01/02/2024	8,886	9,419
		15,186
Alternative Waste Technology — 0.0%
Advanced Disposal Services, Inc. Company Guar. Notes 8.25% due 10/01/2020	30,000	30,300
Apparel Manufacturers — 0.0%
Hanesbrands, Inc. Company Guar. Notes 4.63% due 05/15/2024*(2)	10,000	10,025
Auto-Cars/Light Trucks — 0.2%
Ford Motor Co. Senior Notes 7.40% due 11/01/2046	70,000	98,167
Ford Motor Co. Senior Notes 9.98% due 02/15/2047	5,000	7,630
General Motors Co. Senior Notes 6.25% due 10/02/2043	15,000	16,663
General Motors Co. Senior Notes 6.75% due 04/01/2046	15,000	17,793
General Motors Financial Co., Inc. Company Guar. Notes 3.00% due 09/25/2017	8,000	8,116
General Motors Financial Co., Inc. Company Guar. Notes 3.25% due 05/15/2018	20,000	20,414
General Motors Financial Co., Inc. Company Guar. Notes 4.30% due 07/13/2025	13,000	13,338
		182,121
Auto-Heavy Duty Trucks — 0.0%
Navistar International Corp. Company Guar. Notes 8.25% due 11/01/2021	10,000	7,025
Auto/Truck Parts & Equipment-Original — 0.1%
American Axle & Manufacturing, Inc. Company Guar. Notes 7.75% due 11/15/2019	16,000	17,760
Delphi Corp. Company Guar. Notes 5.00% due 02/15/2023	5,000	5,300
Lear Corp. Company Guar. Notes 5.38% due 03/15/2024	15,000	15,787
Tenneco, Inc. Company Guar. Notes 5.00% due 07/15/2026	5,000	5,072
Tenneco, Inc. Company Guar. Notes 5.38% due 12/15/2024	15,000	15,563
TI Group Automotive Systems, LLC Senior Notes 8.75% due 07/15/2023*	20,000	19,600
TRW Automotive, Inc. Company Guar. Notes 4.50% due 03/01/2021*	3,000	3,000
		82,082
Banks-Mortgage — 0.0%
Provident Funding Associates LP/PFG Finance Corp. Company Guar. Notes 6.75% due 06/15/2021*	17,000	16,108
Beverages-Wine/Spirits — 0.1%
Constellation Brands, Inc. Company Guar. Notes 6.00% due 05/01/2022	6,000	6,705
Constellation Brands, Inc. Company Guar. Notes 7.25% due 09/01/2016	21,000	21,131
Diageo Investment Corp. Company Guar. Notes 8.00% due 09/15/2022	45,000	59,520
		87,356
Brewery — 0.1%
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 3.65% due 02/01/2026	18,000	19,282
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 4.90% due 02/01/2046	32,000	37,499

17

Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 8.20% due 01/15/2039	16,000	25,500
		82,281
Broadcast Services/Program — 0.1%
Clear Channel Worldwide Holdings, Inc. Company Guar. Notes Series B 6.50% due 11/15/2022	28,000	28,000
Clear Channel Worldwide Holdings, Inc. Company Guar. Notes 7.63% due 03/15/2020	25,000	23,788
iHeartCommunications, Inc. Senior Sec. Notes 9.00% due 12/15/2019	21,000	15,750
Univision Communications, Inc. Senior Sec. Notes 5.13% due 02/15/2025*	15,000	14,831
Univision Communications, Inc. Company Guar. Notes 8.50% due 05/15/2021*	12,000	12,540
		94,909
Building & Construction Products-Misc. — 0.1%
Builders FirstSource, Inc. Company Guar. Notes 10.75% due 08/15/2023*	25,000	27,187
CPG Merger Sub LLC Company Guar. Notes 8.00% due 10/01/2021*	5,000	5,000
Louisiana-Pacific Corp. Company Guar. Notes 7.50% due 06/01/2020	17,000	17,574
Nortek, Inc. Company Guar. Notes 8.50% due 04/15/2021	20,000	20,750
Owens Corning, Inc. Company Guar. Notes 9.00% due 06/15/2019	3,000	3,475
Standard Industries, Inc. Senior Notes 5.38% due 11/15/2024*	20,000	20,350
USG Corp. Company Guar. Notes 5.50% due 03/01/2025*	15,000	15,712
USG Corp. Company Guar. Notes 5.88% due 11/01/2021*	3,000	3,139
		113,187
Building & Construction-Misc. — 0.0%
Weekley Homes LLC/Weekley Finance Corp. Senior Notes 6.00% due 02/01/2023	11,000	9,680
Building Products-Cement — 0.0%
US Concrete, Inc. Company Guar. Notes 6.38% due 06/01/2024*(2)	15,000	15,000
Vulcan Materials Co. Senior Notes 4.50% due 04/01/2025	5,000	5,338
		20,338
Building Products-Wood — 0.0%
Boise Cascade Co. Company Guar. Notes 6.38% due 11/01/2020	17,000	17,340
Building-Heavy Construction — 0.1%
MasTec, Inc. Company Guar. Notes 4.88% due 03/15/2023	20,000	18,550
SBA Tower Trust Mtg. Notes 5.10% due 04/15/2042*	55,000	55,178
		73,728
Building-Residential/Commercial — 0.2%
CalAtlantic Group, Inc. Company Guar. Notes 5.88% due 11/15/2024	5,000	5,150
CalAtlantic Group, Inc. Company Guar. Notes 6.25% due 12/15/2021	19,000	20,187
DR Horton, Inc. Company Guar. Notes 5.75% due 08/15/2023	25,000	27,750
Lennar Corp. Company Guar. Notes 4.50% due 06/15/2019	7,000	7,265
Lennar Corp. Company Guar. Notes 4.75% due 04/01/2021	10,000	10,400
Lennar Corp. Company Guar. Notes 4.75% due 11/15/2022	19,000	19,309
PulteGroup, Inc. Company Guar. Notes 5.50% due 03/01/2026	25,000	25,625
PulteGroup, Inc. Company Guar. Bonds 7.88% due 06/15/2032	20,000	22,650
Taylor Morrison Communities, Inc./Monarch Communities, Inc. Company Guar. Notes 5.25% due 04/15/2021*	6,000	5,985
Taylor Morrison Communities, Inc./Monarch Communities, Inc. Company Guar. Notes 5.63% due 03/01/2024*	11,000	10,725

18

TRI Pointe Group Inc./TRI Pointe Homes Inc. Company Guar. Notes 5.88% due 06/15/2024	15,000	15,244
		170,290
Cable/Satellite TV — 0.2%
Cablevision Systems Corp. Senior Notes 7.75% due 04/15/2018	14,000	14,989
Cablevision Systems Corp. Senior Notes 8.00% due 04/15/2020	6,000	6,153
Cablevision Systems Corp. Senior Notes 8.63% due 09/15/2017	42,000	44,362
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 5.13% due 05/01/2023*(2)	5,000	5,028
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Bonds 5.25% due 09/30/2022	11,000	11,289
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 5.50% due 05/01/2026*(2)	5,000	5,075
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 5.75% due 02/15/2026*	5,000	5,150
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 5.88% due 04/01/2024*(2)	20,000	20,750
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Bonds 6.63% due 01/31/2022	14,000	14,770
Cequel Communications Holdings I LLC/Cequel Capital Corp. Senior Notes 5.13% due 12/15/2021*	15,000	14,275
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 4.91% due 07/23/2025*	12,000	13,120
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 6.48% due 10/23/2045*	33,000	39,403
Comcast Corp. Company Guar. Notes 6.50% due 11/15/2035	10,000	13,901
CSC Holdings LLC Senior Notes 5.25% due 06/01/2024	6,000	5,460
CSC Holdings LLC Senior Notes 6.75% due 11/15/2021	9,000	9,180
DISH DBS Corp. Company Guar. Notes 5.88% due 11/15/2024	15,000	13,950
WideOpenWest Finance LLC/WideOpenWest Capital Corp. Company Guar. Notes 10.25% due 07/15/2019	30,000	31,050
		267,905
Casino Hotels — 0.1%
Boyd Gaming Corp. Company Guar. Notes 6.38% due 04/01/2026*	5,000	5,225
Boyd Gaming Corp. Company Guar. Notes 6.88% due 05/15/2023	10,000	10,650
MGM Resorts International Company Guar. Notes 6.63% due 12/15/2021	15,000	16,312
MGM Resorts International Company Guar. Notes 6.75% due 10/01/2020	20,000	21,850
MGM Resorts International Company Guar. Notes 8.63% due 02/01/2019	15,000	16,845
MGP Escrow Issuer LLC/MGP Escrow Co-Issuer, Inc. Company Guar. Notes 5.63% due 05/01/2024*(2)	5,000	5,288
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp. Senior Sec. Notes 6.38% due 06/01/2021*	8,000	7,920
		84,090
Casino Services — 0.0%
CCM Merger, Inc. Company Guar. Notes 9.13% due 05/01/2019*	14,000	14,665
Eldorado Resorts, Inc. Company Guar. Notes 7.00% due 08/01/2023	15,000	15,562
Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp. Secured Notes 9.50% due 06/15/2019*	10,000	10,250
		40,477

19

Cellular Telecom — 0.2%
Crown Castle Towers LLC Senior Sec. Bonds 4.88% due 08/15/2040*	45,000	49,056
Sprint Communications, Inc. Senior Notes 7.00% due 08/15/2020	6,000	5,340
Sprint Communications, Inc. Senior Notes 8.38% due 08/15/2017	25,000	25,602
Sprint Communications, Inc. Company Guar. Notes 9.00% due 11/15/2018*	27,000	28,755
Sprint Corp. Company Guar. Notes 7.25% due 09/15/2021	16,000	13,640
Sprint Corp. Company Guar. Notes 7.88% due 09/15/2023	43,000	35,152
T-Mobile USA, Inc. Company Guar. Notes 6.00% due 03/01/2023	5,000	5,175
T-Mobile USA, Inc. Company Guar. Notes 6.13% due 01/15/2022	3,000	3,146
T-Mobile USA, Inc. Company Guar. Notes 6.25% due 04/01/2021	17,000	17,733
T-Mobile USA, Inc. Company Guar. Notes 6.38% due 03/01/2025	10,000	10,450
T-Mobile USA, Inc. Company Guar. Notes 6.46% due 04/28/2019	6,000	6,098
T-Mobile USA, Inc. Company Guar. Notes 6.63% due 04/28/2021	6,000	6,270
T-Mobile USA, Inc. Company Guar. Notes 6.63% due 04/01/2023	20,000	21,188
T-Mobile USA, Inc. Company Guar. Notes 6.84% due 04/28/2023	3,000	3,169
		230,774
Chemicals-Diversified — 0.1%
Blue Cube Spinco, Inc. Company Guar. Notes 9.75% due 10/15/2023*	15,000	17,363
Celanese US Holdings LLC Company Guar. Notes 4.63% due 11/15/2022	4,000	4,250
Celanese US Holdings LLC Company Guar. Notes 5.88% due 06/15/2021	19,000	21,232
Eastman Chemical Co. Senior Notes 3.80% due 03/15/2025	15,000	15,853
		58,698
Chemicals-Plastics — 0.0%
A. Schulman, Inc. Company Guar. Notes 6.88% due 06/01/2023*	15,000	14,978
Chemicals-Specialty — 0.1%
Chemours Co. Company Guar. Notes 6.63% due 05/15/2023	10,000	8,500
Chemours Co. Company Guar. Notes 7.00% due 05/15/2025	5,000	4,194
GCP Applied Technologies, Inc. Company Guar. Notes 9.50% due 02/01/2023*	30,000	33,525
Huntsman International LLC Company Guar. Notes 4.88% due 11/15/2020	14,000	14,070
Huntsman International LLC Company Guar. Notes 5.13% due 11/15/2022	5,000	4,950
INVISTA Finance LLC Senior Sec. Notes 4.25% due 10/15/2019*	11,000	10,725
Kraton Polymers LLC Company Guar. Notes 10.50% due 04/15/2023*	15,000	15,975
PQ Corp. Senior Sec. Notes 6.75% due 11/15/2022*(2)	5,000	5,212
W.R. Grace & Co. Company Guar. Notes 5.13% due 10/01/2021*	5,000	5,138
W.R. Grace & Co. Company Guar. Notes 5.63% due 10/01/2024*	25,000	25,625
		127,914
Commercial Services — 0.0%
TMS International Corp. Company Guar. Notes 7.63% due 10/15/2021*	20,000	13,900
Commercial Services-Finance — 0.0%
Syniverse Holdings, Inc. Company Guar. Notes 9.13% due 01/15/2019	15,000	7,350
Computers — 0.1%
Apple, Inc. Senior Notes 4.38% due 05/13/2045	28,000	30,506
Diamond 1 Finance Corp./Diamond 2 Finance Corp. Senior Sec. Notes 5.45% due 06/15/2023*(2)	67,000	69,517

20

Diamond 1 Finance Corp./Diamond 2 Finance Corp. Senior Notes 5.88% due 06/15/2021*(2)	5,000	5,099
Diamond 1 Finance Corp./Diamond 2 Finance Corp. Company Guar. Notes 7.13% due 06/15/2024*(2)	5,000	5,222
Diamond 1 Finance Corp./Diamond 2 Finance Corp. Senior Sec. Notes 8.35% due 07/15/2046*(2)	13,000	13,976
		124,320
Consumer Products-Misc. — 0.0%
Prestige Brands, Inc. Company Guar. Notes 5.38% due 12/15/2021*	10,000	10,150
Spectrum Brands, Inc. Company Guar. Notes 5.75% due 07/15/2025	10,000	10,413
Spectrum Brands, Inc. Company Guar. Notes 6.13% due 12/15/2024	5,000	5,275
		25,838
Containers-Metal/Glass — 0.0%
Crown Americas LLC/Crown Americas Capital Corp. IV Company Guar. Notes 4.50% due 01/15/2023	5,000	5,100
Crown Cork & Seal Co., Inc. Company Guar. Notes 7.38% due 12/15/2026	10,000	11,000
		16,100
Containers-Paper/Plastic — 0.1%
Berry Plastics Corp. Sec. Notes 5.13% due 07/15/2023	15,000	15,000
Berry Plastics Corp. Sec. Notes 5.50% due 05/15/2022	6,000	6,143
Berry Plastics Corp. Sec. Notes 6.00% due 10/15/2022	5,000	5,169
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC Company Guar. Notes 7.00% due 07/15/2024*(2)	15,000	15,443
Sealed Air Corp. Company Guar. Notes 4.88% due 12/01/2022*	5,000	5,144
Sealed Air Corp. Company Guar. Notes 5.13% due 12/01/2024*	5,000	5,131
Sealed Air Corp. Company Guar. Notes 5.25% due 04/01/2023*	11,000	11,385
Sealed Air Corp. Senior Notes 5.50% due 09/15/2025*	5,000	5,206
Sealed Air Corp. Company Guar. Notes 6.50% due 12/01/2020*	12,000	13,650
Sealed Air Corp. Company Guar. Notes 6.88% due 07/15/2033*	10,000	10,600
WestRock MWV LLC Company Guar. Notes 7.95% due 02/15/2031	1,000	1,334
WestRock MWV LLC Company Guar. Notes 8.20% due 01/15/2030	20,000	26,848
		121,053
Cosmetics & Toiletries — 0.0%
Revlon Consumer Products Corp. Company Guar. Notes 5.75% due 02/15/2021	20,000	19,300
Data Processing/Management — 0.1%
Fidelity National Information Services, Inc. Company Guar. Notes 5.00% due 03/15/2022	14,000	14,587
First Data Corp. Senior Sec. Notes 5.38% due 08/15/2023*	10,000	10,155
First Data Corp. Sec. Notes 5.75% due 01/15/2024*	15,000	14,888
First Data Corp. Company Guar. Notes 7.00% due 12/01/2023*	25,000	25,312
		64,942
Diagnostic Equipment — 0.0%
Crimson Merger Sub, Inc. Senior Notes 6.63% due 05/15/2022*	17,000	14,025
Dialysis Centers — 0.0%
Fresenius Medical Care U.S. Finance II, Inc. Company Guar. Notes 5.63% due 07/31/2019*	10,000	10,844
Disposable Medical Products — 0.0%
Sterigenics-Nordion Holdings LLC Senior Notes 6.50% due 05/15/2023*	10,000	10,125
Distribution/Wholesale — 0.1%
American Builders & Contractors Supply Co., Inc. Senior Notes 5.75% due 12/15/2023*	10,000	10,350

21

American Tire Distributors, Inc Senior Sub. Notes 10.25% due 03/01/2022*	20,000	17,550
Beacon Roofing Supply, Inc. Company Guar. Notes 6.38% due 10/01/2023	20,000	20,950
HD Supply, Inc. Company Guar. Notes 5.75% due 04/15/2024*	5,000	5,200
HD Supply, Inc. Company Guar. Notes 7.50% due 07/15/2020	20,000	20,948
Univar USA, Inc. Company Guar. Notes 6.75% due 07/15/2023*	10,000	9,875
		84,873
Diversified Banking Institutions — 0.0%
Goldman Sachs Group, Inc. Sub. Notes 6.75% due 10/01/2037	9,000	11,102
Diversified Financial Services — 0.0%
DFC Finance Corp. Senior Sec. Notes 10.50% due 06/15/2020*	10,000	6,000
Diversified Manufacturing Operations — 0.1%
Amsted Industries, Inc. Company Guar. Notes 5.00% due 03/15/2022*	15,000	15,000
Amsted Industries, Inc. Company Guar. Notes 5.38% due 09/15/2024*	15,000	14,700
Parker-Hannifin Corp. Senior Notes 6.25% due 05/15/2038	15,000	20,820
		50,520
E-Commerce/Services — 0.0%
Expedia, Inc. Company Guar. Notes 5.00% due 02/15/2026*	15,000	15,551
Expedia, Inc. Company Guar. Notes 5.95% due 08/15/2020	15,000	16,778
Priceline Group, Inc. Senior Notes 3.65% due 03/15/2025	6,000	6,356
		38,685
Electric-Generation — 0.0%
Emera US Finance LP Company Guar. Notes 3.55% due 06/15/2026*(2)	13,000	13,302
Electric-Integrated — 0.3%
AES Corp. Senior Notes 4.88% due 05/15/2023	6,000	5,925
AES Corp. Senior Notes 5.50% due 04/15/2025	30,000	30,075
AES Corp. Senior Notes 7.38% due 07/01/2021	28,000	31,570
AES Corp. Senior Notes 8.00% due 06/01/2020	5,000	5,825
Appalachian Power Co. Senior Notes 5.80% due 10/01/2035	20,000	24,054
Berkshire Hathaway Energy Co. Senior Notes 6.13% due 04/01/2036	25,000	33,151
Berkshire Hathaway Energy Co. Senior Notes 6.50% due 09/15/2037	5,000	6,873
Commonwealth Edison Co. 1st Mtg. Bonds 5.88% due 02/01/2033	25,000	32,406
Consolidated Edison Co. of New York, Inc. Senior Notes 4.20% due 03/15/2042	10,000	10,786
DPL, Inc. Senior Notes 6.50% due 10/15/2016	2,000	2,000
Energy Future Intermediate Holding Co., LLC/EFIH Finance, Inc. Sec. Notes 11.75% due 03/01/2022*(11)(12)	7,934	9,303
FirstEnergy Transmission LLC Senior Notes 5.45% due 07/15/2044*	35,000	38,133
Midamerican Funding LLC Senior Sec. Bonds 6.93% due 03/01/2029	10,000	14,016
Pacific Gas & Electric Co. Senior Notes 5.80% due 03/01/2037	20,000	26,036
Pacific Gas & Electric Co. Senior Notes 6.35% due 02/15/2038	10,000	13,563
PacifiCorp 1st Mtg. Bonds 6.25% due 10/15/2037	15,000	20,716
Potomac Edison Co. 1st Mtg. Bonds 5.80% due 10/15/2016*	20,000	20,197
Texas Competitive Electric Holdings Co. LLC/TCEH Finance, Inc. Senior Sec. Notes 11.50% due 10/01/2020*(11)(12)	11,000	3,740
Texas-New Mexico Power Co. 1st Mtg. Bonds 9.50% due 04/01/2019*	25,000	29,571
		357,940

22

Electric-Transmission — 0.0%
ITC Holdings Corp. Senior Notes 6.05% due 01/31/2018*	15,000	15,903
Oncor Electric Delivery Co. LLC Senior Sec. Notes 4.10% due 06/01/2022	20,000	22,172
		38,075
Electronic Components-Misc. — 0.0%
Jabil Circuit, Inc. Senior Notes 8.25% due 03/15/2018	5,000	5,463
Electronic Components-Semiconductors — 0.0%
Freescale Semiconductor, Inc. Senior Sec. Notes 6.00% due 01/15/2022*	6,000	6,327
Micron Technology, Inc. Senior Notes 5.88% due 02/15/2022	15,000	14,100
Micron Technology, Inc. Senior Sec. Notes 7.50% due 09/15/2023*(2)	5,000	5,313
		25,740
Engines-Internal Combustion — 0.0%
Briggs & Stratton Corp. Company Guar. Notes 6.88% due 12/15/2020	30,000	32,700
Enterprise Software/Service — 0.1%
Infor US, Inc. Senior Sec. Notes 5.75% due 08/15/2020*	7,000	7,333
Infor US, Inc. Company Guar. Notes 6.50% due 05/15/2022	35,000	33,053
Oracle Corp. Senior Notes 2.65% due 07/15/2026	30,000	30,075
		70,461
Finance-Auto Loans — 0.1%
Ally Financial, Inc. Sub. Notes 5.75% due 11/20/2025	30,000	30,075
Ally Financial, Inc. Company Guar. Notes 6.25% due 12/01/2017	17,000	17,807
Ally Financial, Inc. Company Guar. Notes 7.50% due 09/15/2020	14,000	15,610
Ally Financial, Inc. Sub. Notes 8.00% due 12/31/2018	14,000	15,295
Ally Financial, Inc. Company Guar. Notes 8.00% due 03/15/2020	14,000	15,750
Ally Financial, Inc. Company Guar. Notes 8.00% due 11/01/2031	31,000	35,882
Credit Acceptance Corp. Company Guar. Notes 6.13% due 02/15/2021	11,000	10,478
Credit Acceptance Corp. Company Guar. Notes 7.38% due 03/15/2023	5,000	4,800
		145,697
Finance-Commercial — 0.1%
CIT Group, Inc. Senior Notes 3.88% due 02/19/2019	6,000	6,030
CIT Group, Inc. Senior Notes 5.00% due 08/15/2022	17,000	17,298
CIT Group, Inc. Senior Notes 5.00% due 08/01/2023	6,000	6,045
CIT Group, Inc. Senior Notes 5.25% due 03/15/2018	14,000	14,424
CIT Group, Inc. Senior Notes 5.38% due 05/15/2020	14,000	14,595
CIT Group, Inc. Senior Notes 5.50% due 02/15/2019*	17,000	17,786
CIT Group, Inc. Senior Notes 6.63% due 04/01/2018*	25,000	26,375
		102,553
Finance-Consumer Loans — 0.0%
Ocwen Financial Corp. Senior Notes 6.63% due 05/15/2019	5,000	3,400
OneMain Financial Holdings, Inc. Company Guar. Notes 6.75% due 12/15/2019*	15,000	14,625
OneMain Financial Holdings, Inc. Company Guar. Notes 7.25% due 12/15/2021*	10,000	9,575
TMX Finance LLC/TitleMax Finance Corp. Senior Sec. Notes 8.50% due 09/15/2018*	7,000	5,600
		33,200
Finance-Credit Card — 0.0%
Alliance Data Systems Corp. Company Guar. Notes 5.38% due 08/01/2022*	15,000	14,363
Finance-Investment Banker/Broker — 0.1%
Bear Stearns Cos. LLC Senior Notes 6.40% due 10/02/2017	30,000	31,873

23

Bear Stearns Cos. LLC Senior Notes 7.25% due 02/01/2018	40,000	43,604
Cantor Fitzgerald LP Notes 6.50% due 06/17/2022*	30,000	31,669
E*TRADE Financial Corp. Senior Notes 4.63% due 09/15/2023	10,000	10,125
E*TRADE Financial Corp. Senior Notes 5.38% due 11/15/2022	10,000	10,550
		127,821
Finance-Leasing Companies — 0.0%
Air Lease Corp. Senior Notes 3.38% due 06/01/2021	15,000	15,375
Air Lease Corp. Senior Notes 3.75% due 02/01/2022	15,000	15,365
		30,740
Finance-Mortgage Loan/Banker — 0.0%
PHH Corp. Senior Notes 7.38% due 09/01/2019	9,000	8,887
Walter Investment Management, Corp. Company Guar. Notes 7.88% due 12/15/2021	6,000	2,948
		11,835
Finance-Other Services — 0.0%
BGC Partners, Inc. Senior Notes 5.13% due 05/27/2021*(2)	5,000	5,091
Food-Dairy Products — 0.0%
Dean Foods Co. Company Guar. Notes 6.50% due 03/15/2023*	10,000	10,325
WhiteWave Foods Co. Company Guar. Notes 5.38% due 10/01/2022	15,000	16,050
		26,375
Food-Meat Products — 0.0%
JBS USA LLC/JBS USA Finance, Inc. Company Guar. Notes 7.25% due 06/01/2021*	5,000	5,175
JBS USA LLC/JBS USA Finance, Inc. Company Guar. Notes 8.25% due 02/01/2020*	6,000	6,210
		11,385
Food-Misc./Diversified — 0.1%
Campbell Soup Co. Senior Notes 8.88% due 05/01/2021	15,000	19,186
Kraft Foods Group, Inc. Company Guar. Notes 6.50% due 02/09/2040	9,000	11,900
Kraft Heinz Foods Co. Company Guar. Notes 4.38% due 06/01/2046*(2)	45,000	47,588
		78,674
Funeral Services & Related Items — 0.0%
Service Corp. International Senior Notes 5.38% due 01/15/2022	14,000	14,420
Service Corp. International Senior Notes 5.38% due 05/15/2024	24,000	24,900
		39,320
Gambling (Non-Hotel) — 0.1%
Isle of Capri Casinos, Inc. Company Guar. Notes 5.88% due 03/15/2021	11,000	11,412
Scientific Games International, Inc. Company Guar. Notes 6.25% due 09/01/2020	5,000	3,163
Scientific Games International, Inc. Senior Sec. Notes 7.00% due 01/01/2022*	15,000	15,075
Scientific Games International, Inc. Company Guar. Notes 10.00% due 12/01/2022	45,000	36,562
		66,212
Gas-Transportation — 0.0%
Southern Star Central Corp. Senior Notes 5.13% due 07/15/2022*	15,000	14,625
Home Decoration Products — 0.0%
Newell Rubbermaid, Inc. Senior Notes 4.20% due 04/01/2026	30,000	32,522
Home Furnishings — 0.0%
Tempur Sealy International, Inc. Company Guar. Notes 5.50% due 06/15/2026*(2)	5,000	4,913
Hospital Beds/Equipment — 0.0%
Kinetic Concepts, Inc./KCI USA, Inc. Senior Sec. Notes 7.88% due 02/15/2021*	15,000	15,947
Kinetic Concepts, Inc./KCI USA, Inc. Sec. Notes 10.50% due 11/01/2018	22,000	21,890
		37,837
Hotels/Motels — 0.0%
Hyatt Hotels Corp. Senior Notes 3.38% due 07/15/2023	10,000	10,117

24

Human Resources — 0.0%
Ceridian HCM Holding, Inc. Senior Notes 11.00% due 03/15/2021*	31,000	30,845
Independent Power Producers — 0.2%
Calpine Corp. Senior Notes 5.75% due 01/15/2025	30,000	29,175
Calpine Corp. Senior Sec. Notes 5.88% due 01/15/2024*	3,000	3,120
Calpine Corp. Senior Sec. Notes 6.00% due 01/15/2022*	3,000	3,142
Dynegy, Inc. Company Guar. Notes 6.75% due 11/01/2019	35,000	35,044
GenOn Energy, Inc. Senior Notes 9.50% due 10/15/2018	6,000	4,770
GenOn Energy, Inc. Senior Notes 9.88% due 10/15/2020	25,000	17,750
NRG Energy, Inc. Company Guar. Notes 7.25% due 05/15/2026*(2)	15,000	14,925
NRG Energy, Inc. Company Guar. Notes 7.88% due 05/15/2021	85,000	87,975
		195,901
Insurance Brokers — 0.0%
HUB International, Ltd. Senior Notes 7.88% due 10/01/2021*	17,000	16,320
Wayne Merger Sub LLC Senior Notes 8.25% due 08/01/2023*	10,000	9,875
		26,195
Insurance-Life/Health — 0.1%
Aflac, Inc. Senior Notes 6.45% due 08/15/2040	16,000	21,279
Aflac, Inc. Senior Notes 6.90% due 12/17/2039	34,000	47,950
CNO Financial Group, Inc. Senior Notes 4.50% due 05/30/2020	5,000	5,175
CNO Financial Group, Inc. Senior Notes 5.25% due 05/30/2025	15,000	15,450
OneAmerica Financial Partners, Inc. Senior Notes 7.00% due 10/15/2033*	20,000	22,863
Teachers Insurance & Annuity Assoc. of America Sub. Notes 6.85% due 12/16/2039*	15,000	20,377
		133,094
Insurance-Multi-line — 0.1%
Assurant, Inc. Senior Notes 6.75% due 02/15/2034	30,000	37,136
Hartford Financial Services Group, Inc. Senior Bonds 6.63% due 03/30/2040	25,000	32,271
Nationwide Mutual Insurance Co. Sub. Notes 8.25% due 12/01/2031*	15,000	20,959
		90,366
Insurance-Mutual — 0.1%
Massachusetts Mutual Life Insurance Co. Sub. Notes 8.88% due 06/01/2039*	45,000	67,340
Insurance-Property/Casualty — 0.0%
Travelers Property Casualty Corp. Company Guar. Notes 7.75% due 04/15/2026	15,000	20,653
Insurance-Reinsurance — 0.0%
Berkshire Hathaway Finance Corp. Company Guar. Notes 4.30% due 05/15/2043	25,000	27,747
Investment Management/Advisor Services — 0.0%
Neuberger Berman Group LLC/Neuberger Berman Finance Corp. Senior Notes 5.88% due 03/15/2022*	15,000	15,656
Leisure Products — 0.0%
Gibson Brands, Inc. Senior Sec. Notes 8.88% due 08/01/2018*	7,000	3,885
Machinery-Construction & Mining — 0.1%
BlueLine Rental Finance Corp Sec. Notes 7.00% due 02/01/2019*	16,000	13,760
Oshkosh Corp. Company Guar. Notes 5.38% due 03/01/2022	20,000	20,600
Oshkosh Corp. Company Guar. Notes 5.38% due 03/01/2025	15,000	15,412
Terex Corp. Company Guar. Notes 6.00% due 05/15/2021	15,000	15,019

25

Vander Intermediate Holding II Corp. Senior Notes 9.75% due 02/01/2019*(13)	5,000	2,675
		67,466
Machinery-General Industrial — 0.0%
Manitowoc Foodservice, Inc. Senior Notes 9.50% due 02/15/2024*	30,000	33,525
Zebra Technologies Corp. Senior Notes 7.25% due 10/15/2022	10,000	10,600
		44,125
Medical Instruments — 0.0%
Halyard Health, Inc. Company Guar. Notes 6.25% due 10/15/2022	10,000	9,750
Medtronic, Inc. Company Guar. Notes 3.50% due 03/15/2025	12,000	13,081
Medtronic, Inc. Company Guar. Notes 4.38% due 03/15/2035	13,000	14,705
		37,536
Medical Labs & Testing Services — 0.0%
Quest Diagnostics, Inc. Company Guar. Notes 4.75% due 01/30/2020	8,000	8,774
Medical-Biomedical/Gene — 0.0%
AMAG Pharmaceuticals, Inc. Company Guar. Notes 7.88% due 09/01/2023*	20,000	17,900
Medical-Drugs — 0.0%
AbbVie, Inc. Senior Notes 3.60% due 05/14/2025	4,000	4,191
Endo Finance LLC/Endo Finco, Inc. Company Guar. Notes 5.88% due 01/15/2023*	10,000	8,675
Valeant Pharmaceuticals International Company Guar. Notes 6.38% due 10/15/2020*	9,000	7,740
Valeant Pharmaceuticals International Company Guar. Notes 7.00% due 10/01/2020*	3,000	2,648
		23,254
Medical-HMO — 0.1%
Centene Corp. Senior Notes 4.75% due 05/15/2022	15,000	15,300
Centene Escrow Corp. Senior Notes 5.63% due 02/15/2021*	5,000	5,212
Centene Escrow Corp. Senior Notes 6.13% due 02/15/2024*	15,000	15,947
Molina Healthcare, Inc. Company Guar. Notes 5.38% due 11/15/2022*	10,000	9,975
		46,434
Medical-Hospitals — 0.2%
Acadia Healthcare Co., Inc. Company Guar. Notes 5.13% due 07/01/2022	10,000	9,700
Acadia Healthcare Co., Inc. Company Guar. Notes 6.13% due 03/15/2021	20,000	20,550
CHS/Community Health Systems, Inc. Senior Sec. Notes 5.13% due 08/01/2021	8,000	7,940
CHS/Community Health Systems, Inc. Company Guar. Notes 6.88% due 02/01/2022	18,000	15,750
HCA, Inc. Senior Sec. Notes 3.75% due 03/15/2019	6,000	6,210
HCA, Inc. Senior Sec. Notes 5.00% due 03/15/2024	5,000	5,175
HCA, Inc. Senior Sec. Notes 5.25% due 06/15/2026	30,000	31,144
HCA, Inc. Company Guar. Notes 5.38% due 02/01/2025	5,000	5,125
HCA, Inc. Senior Sec. Notes 6.50% due 02/15/2020	49,000	54,206
HCA, Inc. Company Guar. Notes 7.50% due 02/15/2022	3,000	3,411
Tenet Healthcare Corp. FRS Senior Sec. Notes 4.15% due 06/15/2020	15,000	14,812
Tenet Healthcare Corp. Senior Sec. Notes 4.38% due 10/01/2021	9,000	8,933
Tenet Healthcare Corp. Senior Sec. Notes 4.50% due 04/01/2021	6,000	6,045
Tenet Healthcare Corp. Senior Sec. Notes 6.00% due 10/01/2020	14,000	14,770
Tenet Healthcare Corp. Senior Sec. Notes 6.25% due 11/01/2018	25,000	26,375
		230,146
Metal Processors & Fabrication — 0.0%
Zekelman Industries, Inc. Senior Sec. Notes 9.88% due 06/15/2023*(2)	10,000	10,100

26

Metal-Diversified — 0.1%
Glencore Funding LLC Company Guar. Notes 2.88% due 04/16/2020*	20,000	18,800
Glencore Funding LLC Company Guar. Notes 4.00% due 04/16/2025*	16,000	14,160
Glencore Funding LLC Company Guar. Notes 4.63% due 04/29/2024*	34,000	31,790
Joseph T Ryerson & Son, Inc. Senior Sec. Notes 11.00% due 05/15/2022*(2)	10,000	10,350
		75,100
Multimedia — 0.1%
21st Century Fox America, Inc. Company Guar. Notes 7.75% due 01/20/2024	20,000	26,119
21st Century Fox America, Inc. Company Guar. Notes 7.75% due 12/01/2045	10,000	14,607
21st Century Fox America, Inc. Company Guar. Notes 7.85% due 03/01/2039	9,000	12,995
Historic TW, Inc. Company Guar. Notes 9.15% due 02/01/2023	10,000	13,442
NBCUniversal Media LLC Company Guar. Notes 6.40% due 04/30/2040	20,000	27,887
Time Warner, Inc. Company Guar. Notes 7.70% due 05/01/2032	45,000	62,826
		157,876
Non-Hazardous Waste Disposal — 0.0%
Republic Services, Inc. Company Guar. Notes 5.70% due 05/15/2041	5,000	6,345
Oil & Gas Drilling — 0.0%
Pride International, Inc. Company Guar. Notes 7.88% due 08/15/2040	45,000	31,561
Oil Companies-Exploration & Production — 0.4%
Anadarko Petroleum Corp. Senior Notes 5.55% due 03/15/2026	10,000	11,043
Antero Resources Corp. Company Guar. Notes 5.13% due 12/01/2022	6,000	5,760
Antero Resources Corp. Company Guar. Notes 5.38% due 11/01/2021	11,000	10,753
Antero Resources Corp. Company Guar. Notes 5.63% due 06/01/2023	5,000	4,850
California Resources Corp. Sec. Notes 8.00% due 12/15/2022*	24,000	17,040
Chesapeake Energy Corp. Sec. Notes 8.00% due 12/15/2022*	16,000	13,560
Concho Resources, Inc. Company Guar. Notes 5.50% due 10/01/2022	6,000	6,030
Concho Resources, Inc. Company Guar. Notes 5.50% due 04/01/2023	14,000	14,035
Continental Resources, Inc. Company Guar. Notes 3.80% due 06/01/2024	5,000	4,363
Continental Resources, Inc. Company Guar. Notes 4.50% due 04/15/2023	10,000	9,325
Continental Resources, Inc. Company Guar. Notes 5.00% due 09/15/2022	10,000	9,775
Denbury Resources, Inc. Company Guar. Notes 6.38% due 08/15/2021	5,000	3,450
Denbury Resources, Inc. Sec. Notes 9.00% due 05/15/2021*(2)	17,000	17,000
Devon Financing Corp. LLC Company Guar. Bonds 7.88% due 09/30/2031	15,000	17,455
EOG Resources, Inc. Senior Notes 5.63% due 06/01/2019	15,000	16,573
EP Energy LLC/Everest Acquisition Finance, Inc. Company Guar. Notes 6.38% due 06/15/2023	5,000	3,000
EP Energy LLC/Everest Acquisition Finance, Inc. Company Guar. Notes 9.38% due 05/01/2020	28,000	19,810
Halcon Resources Corp. Sec. Notes 8.63% due 02/01/2020*(23)	10,000	9,431
Halcon Resources Corp. Company Guar. Notes 8.88% due 05/15/2021(22)(23)	34,000	6,800
Hess Corp. Senior Notes 7.30% due 08/15/2031	10,000	11,483
Kerr-McGee Corp. Company Guar. Notes 7.88% due 09/15/2031	15,000	17,872
Laredo Petroleum, Inc. Company Guar. Notes 7.38% due 05/01/2022	15,000	15,037
Linn Energy LLC/Linn Energy Finance Corp. Sec. Notes 12.00% due 12/15/2020*(2)(11)(12)	33,000	11,302

27

Milagro Oil & Gas, Inc. Sec. Notes 10.50% due 05/15/2016(21)	30,000	10,575
Newfield Exploration Co. Senior Notes 5.38% due 01/01/2026	10,000	9,725
Newfield Exploration Co. Senior Notes 5.75% due 01/30/2022	25,000	25,312
Oasis Petroleum, Inc. Company Guar. Notes 6.88% due 03/15/2022	20,000	18,475
Oasis Petroleum, Inc. Company Guar. Notes 6.88% due 01/15/2023	10,000	9,100
Range Resources Corp. Company Guar. Notes 5.75% due 06/01/2021	10,000	9,775
Samson Investment Co. Company Guar. Notes 9.75% due 02/15/2020(11)(12)	39,000	780
SandRidge Energy, Inc. Sec. Notes 8.75% due 06/01/2020*(11)(12)	15,000	6,150
Seventy Seven Energy, Inc. Senior Notes 6.50% due 07/15/2022(11)(13)	5,000	313
SM Energy Co. Senior Notes 5.00% due 01/15/2024	10,000	8,550
SM Energy Co. Senior Notes 6.13% due 11/15/2022	10,000	9,188
SM Energy Co. Senior Notes 6.50% due 11/15/2021	6,000	5,625
SM Energy Co. Senior Notes 6.50% due 01/01/2023	13,000	12,090
Unit Corp. Company Guar. Notes 6.63% due 05/15/2021	2,000	1,545
Whiting Petroleum Corp. Company Guar. Notes 5.00% due 03/15/2019	10,000	9,200
Whiting Petroleum Corp. Company Guar. Notes 5.75% due 03/15/2021	6,000	5,415
WPX Energy, Inc. Senior Notes 6.00% due 01/15/2022	36,000	33,480
WPX Energy, Inc. Senior Notes 7.50% due 08/01/2020	5,000	4,991
		436,036
Oil Companies-Integrated — 0.0%
Marathon Oil Corp. Senior Notes 3.85% due 06/01/2025	5,000	4,594
Oil Refining & Marketing — 0.0%
Motiva Enterprises LLC Senior Notes 6.85% due 01/15/2040*	20,000	23,971
Oil-Field Services — 0.1%
Archrock Partners LP / Archrock Partners Finance Corp Company Guar. Notes 6.00% due 10/01/2022	26,000	23,010
Freeport-McMoran Oil & Gas LLC/FCX Oil & Gas, Inc. Company Guar. Notes 6.75% due 02/01/2022	13,000	12,744
Freeport-McMoran Oil & Gas LLC/FCX Oil & Gas, Inc. Company Guar. Notes 6.88% due 02/15/2023	15,000	14,475
Key Energy Services, Inc. Company Guar. Notes 6.75% due 03/01/2021	5,000	2,000
Seventy Seven Operating LLC Company Guar. Notes 6.63% due 11/15/2019(11)(13)	20,000	10,000
		62,229
Paper & Related Products — 0.0%
Georgia-Pacific LLC Company Guar. Notes 5.40% due 11/01/2020*	2,000	2,265
Georgia-Pacific LLC Senior Notes 7.75% due 11/15/2029	10,000	14,484
International Paper Co. Senior Notes 8.70% due 06/15/2038	5,000	7,268
Mercer International, Inc. Company Guar. Notes 7.75% due 12/01/2022	15,000	15,000
		39,017
Physicians Practice Management — 0.0%
MEDNAX, Inc. Company Guar. Notes 5.25% due 12/01/2023*	5,000	5,063
Pipelines — 0.3%
Boardwalk Pipelines LP Company Guar. Notes 5.95% due 06/01/2026	5,000	5,252
DCP Midstream Operating LP Company Guar. Notes 2.70% due 04/01/2019	10,000	9,582
El Paso Natural Gas Co. LLC Company Guar. Notes 8.38% due 06/15/2032	30,000	35,066
Energy Transfer Equity LP Senior Sec. Notes 5.88% due 01/15/2024	10,000	9,725

28

Energy Transfer Equity LP Senior Sec. Notes 7.50% due 10/15/2020	11,000	11,660
Energy Transfer Partners LP Senior Notes 5.20% due 02/01/2022	15,000	15,803
Energy Transfer Partners LP Senior Notes 6.50% due 02/01/2042	15,000	15,751
EQT Midstream Partners LP Company Guar. Notes 4.00% due 08/01/2024	20,000	19,209
Hiland Partners LP/Hiland Partners Finance Corp. Company Guar. Notes 5.50% due 05/15/2022*	3,000	3,007
Hiland Partners LP/Hiland Partners Finance Corp. Company Guar. Notes 7.25% due 10/01/2020*	11,000	11,413
Kinder Morgan Energy Partners LP Company Guar. Notes 5.40% due 09/01/2044	4,000	3,947
Kinder Morgan, Inc. Company Guar. Notes 3.05% due 12/01/2019	10,000	10,104
Kinder Morgan, Inc. Company Guar. Notes 7.75% due 01/15/2032	24,000	27,018
Regency Energy Partners LP/Regency Energy Finance Corp. Company Guar. Notes 4.50% due 11/01/2023	9,000	8,786
Regency Energy Partners LP/Regency Energy Finance Corp. Company Guar. Notes 5.00% due 10/01/2022	5,000	5,131
Regency Energy Partners LP/Regency Energy Finance Corp. Company Guar. Notes 5.50% due 04/15/2023	11,000	11,098
Regency Energy Partners LP/Regency Energy Finance Corp. Company Guar. Notes 5.88% due 03/01/2022	14,000	14,975
Rose Rock Midstream LP/Rose Rock Finance Corp. Company Guar. Notes 5.63% due 07/15/2022	5,000	4,400
Rose Rock Midstream LP/Rose Rock Finance Corp. Company Guar. Notes 5.63% due 11/15/2023	10,000	8,700
Sabine Pass Liquefaction LLC Senior Sec. Notes 5.88% due 06/30/2026*(2)	10,000	10,038
Sabine Pass LNG LP Senior Sec. Notes 6.50% due 11/01/2020	6,000	6,244
Spectra Energy Capital LLC Company Guar. Notes 8.00% due 10/01/2019	15,000	17,220
Western Gas Partners LP Senior Notes 4.65% due 07/01/2026	5,000	4,990
Williams Cos., Inc. Senior Bonds 7.75% due 06/15/2031	10,000	10,100
Williams Cos., Inc. Senior Notes 7.88% due 09/01/2021	6,000	6,450
Williams Partners LP/ACMP Finance Corp. Senior Notes 4.88% due 05/15/2023	18,000	17,398
Williams Partners LP/ACMP Finance Corp. Senior Notes 6.13% due 07/15/2022	6,000	6,155
		309,222
Poultry — 0.0%
Pilgrim’s Pride Corp. Company Guar. Notes 5.75% due 03/15/2025*	10,000	9,975
Private Equity — 0.0%
Icahn Enterprises LP / Icahn Enterprises Finance Corp. Company Guar. Notes 5.88% due 02/01/2022	14,000	13,197
Icahn Enterprises LP / Icahn Enterprises Finance Corp. Company Guar. Notes 6.00% due 08/01/2020	31,000	30,612
		43,809
Quarrying — 0.0%
Compass Minerals International, Inc. Company Guar. Notes 4.88% due 07/15/2024*	25,000	23,250
Racetracks — 0.0%
GLP Capital LP/GLP Financing II, Inc. Company Guar. Notes 4.88% due 11/01/2020	17,000	17,616
GLP Capital LP/GLP Financing II, Inc. Company Guar. Notes 5.38% due 04/15/2026	5,000	5,150
Penn National Gaming, Inc. Senior Notes 5.88% due 11/01/2021	20,000	20,350
		43,116

29

Radio — 0.0%
Entercom Radio LLC Company Guar. Notes 10.50% due 12/01/2019	15,000	15,825
Sirius XM Radio, Inc. Company Guar. Notes 6.00% due 07/15/2024*	9,000	9,303
Townsquare Media, Inc. Company Guar. Notes 6.50% due 04/01/2023*(2)	5,000	4,944
		30,072
Real Estate Investment Trusts — 0.3%
American Tower Corp. Senior Notes 3.38% due 10/15/2026	25,000	25,130
American Tower Corp. Senior Notes 4.00% due 06/01/2025	20,000	21,269
Corrections Corp of America Company Guar. Notes 4.13% due 04/01/2020	8,000	8,230
Corrections Corp of America Company Guar. Notes 4.63% due 05/01/2023	19,000	19,143
Crown Castle International Corp. Senior Notes 4.88% due 04/15/2022	11,000	12,080
DDR Corp. Senior Notes 7.88% due 09/01/2020	17,000	20,530
Duke Realty LP Company Guar. Notes 3.88% due 02/15/2021	10,000	10,579
EPR Properties Company Guar. Notes 5.25% due 07/15/2023	15,000	15,865
ESH Hospitality, Inc. Company Guar. Notes 5.25% due 05/01/2025*	15,000	14,606
Healthcare Realty Trust , Inc. Senior Notes 3.88% due 05/01/2025	20,000	20,122
Hospitality Properties Trust Senior Notes 4.50% due 03/15/2025	10,000	10,053
Host Hotels & Resorts LP Senior Notes 5.25% due 03/15/2022	2,000	2,199
Host Hotels & Resorts LP Senior Notes 6.00% due 10/01/2021	3,000	3,400
Iron Mountain, Inc. Company Guar. Notes 6.00% due 10/01/2020*	5,000	5,231
Iron Mountain, Inc. Company Guar. Notes 6.00% due 08/15/2023	19,000	19,998
MPT Operating Partnership LP/MPT Finance Corp. Company Guar. Notes 6.38% due 02/15/2022	25,000	25,937
MPT Operating Partnership LP/MPT Finance Corp. Company Guar. Notes 6.38% due 03/01/2024	5,000	5,325
MPT Operating Partnership LP/MPT Finance Corp. Company Guar. Notes 6.88% due 05/01/2021	10,000	10,325
Omega Healthcare Investors, Inc. Company Guar. Notes 4.50% due 04/01/2027	10,000	9,960
Omega Healthcare Investors, Inc. Company Guar. Notes 4.95% due 04/01/2024	15,000	15,605
Realty Income Corp. Senior Notes 4.65% due 08/01/2023	5,000	5,512
SL Green Realty Corp./SL Green Operating Partnership Company Guar. Notes 5.00% due 08/15/2018	20,000	20,976
VEREIT Operating Partnership LP Company Guar. Notes 4.60% due 02/06/2024	25,000	25,188
Weyerhaeuser Co. Senior Notes 7.38% due 03/15/2032	20,000	26,460
WP Carey, Inc. Senior Notes 4.60% due 04/01/2024	35,000	35,910
		389,633
Real Estate Management/Services — 0.0%
CBRE Services, Inc. Company Guar. Notes 4.88% due 03/01/2026	17,000	17,380
CBRE Services, Inc. Company Guar. Notes 5.00% due 03/15/2023	11,000	11,388
CBRE Services, Inc. Company Guar. Notes 5.25% due 03/15/2025	13,000	13,538
		42,306
Real Estate Operations & Development — 0.0%
Howard Hughes Corp. Senior Notes 6.88% due 10/01/2021*	29,000	29,217
Rental Auto/Equipment — 0.1%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. Company Guar. Notes 5.50% due 04/01/2023	14,000	13,790
ERAC USA Finance LLC Company Guar. Notes 3.85% due 11/15/2024*	15,000	16,124

30

ERAC USA Finance LLC Company Guar. Notes 5.63% due 03/15/2042*	39,000	47,285
		77,199
Research & Development — 0.0%
Jaguar Holding Co. II / Pharmaceutical Product Development LLC Company Guar. Notes 6.38% due 08/01/2023*	10,000	10,225
Resorts/Theme Parks — 0.0%
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp. Company Guar. Notes 5.25% due 03/15/2021	11,000	11,270
Six Flags Entertainment Corp. Company Guar. Notes 5.25% due 01/15/2021*	25,000	25,781
		37,051
Retail-Apparel/Shoe — 0.1%
L Brands, Inc. Company Guar. Notes 5.63% due 02/15/2022	16,000	17,216
L Brands, Inc. Company Guar. Notes 6.63% due 04/01/2021	32,000	36,000
		53,216
Retail-Auto Parts — 0.0%
O’Reilly Automotive, Inc. Company Guar. Notes 3.55% due 03/15/2026	10,000	10,485
O’Reilly Automotive, Inc. Company Guar. Notes 3.85% due 06/15/2023	10,000	10,781
		21,266
Retail-Automobile — 0.1%
AutoNation, Inc. Company Guar. Notes 5.50% due 02/01/2020	17,000	18,565
Penske Automotive Group, Inc. Company Guar. Notes 5.38% due 12/01/2024	10,000	9,650
Penske Automotive Group, Inc. Company Guar. Notes 5.50% due 05/15/2026	10,000	9,500
Penske Automotive Group, Inc. Company Guar. Notes 5.75% due 10/01/2022	14,000	14,000
		51,715
Retail-Bedding — 0.0%
Bed Bath & Beyond, Inc. Senior Notes 5.17% due 08/01/2044	22,000	19,384
Retail-Discount — 0.0%
Dollar General Corp. Senior Notes 3.25% due 04/15/2023	10,000	10,382
Dollar Tree, Inc. Company Guar. Notes 5.25% due 03/01/2020*	5,000	5,150
Dollar Tree, Inc. Company Guar. Notes 5.75% due 03/01/2023*	5,000	5,312
		20,844
Retail-Drug Store — 0.1%
CVS Health Corp. Senior Notes 4.75% due 12/01/2022	2,000	2,284
CVS Pass-Through Trust Pass-Through Certs. 7.51% due 01/10/2032*	68,094	85,682
Rite Aid Corp. Company Guar. Notes 6.13% due 04/01/2023*	15,000	16,013
Walgreens Boots Alliance, Inc. Senior Notes 3.45% due 06/01/2026	20,000	20,531
		124,510
Retail-Fabric Store — 0.0%
Jo-Ann Stores Holdings, Inc. Senior Notes 9.75% due 10/15/2019*(13)	10,000	8,750
Jo-Ann Stores LLC Senior Notes 8.13% due 03/15/2019*	20,000	19,150
		27,900
Retail-Jewelry — 0.0%
Tiffany & Co. Senior Notes 4.90% due 10/01/2044	15,000	14,998
Retail-Mail Order — 0.0%
QVC, Inc. Senior Sec. Notes 4.85% due 04/01/2024	15,000	15,527
Retail-Major Department Stores — 0.0%
Neiman Marcus Group, Ltd. LLC Company Guar. Notes 8.00% due 10/15/2021*	10,000	8,150
Neiman Marcus Group, Ltd. LLC Company Guar. Notes 8.75% due 10/15/2021*(13)	10,000	7,600
		15,750
Retail-Regional Department Stores — 0.1%
Bon-Ton Department Stores, Inc. Sec. Notes 8.00% due 06/15/2021	11,000	4,510
Bon-Ton Department Stores, Inc. Sec. Notes 10.63% due 07/15/2017	11,000	10,120

31

JC Penney Corp., Inc. Company Guar. Notes 5.65% due 06/01/2020	30,000	28,200
JC Penney Corp., Inc. Senior Sec. Notes 5.88% due 07/01/2023*(2)	5,000	5,031
JC Penney Corp, Inc. Company Guar. Notes 8.13% due 10/01/2019	5,000	5,174
Macy’s Retail Holdings, Inc. Company Guar. Notes 6.65% due 07/15/2024	5,000	5,780
Macy’s Retail Holdings, Inc. Company Guar. Notes 6.90% due 04/01/2029	9,000	9,890
Neiman-Marcus Group LLC Senior Sec. Notes 7.13% due 06/01/2028	15,000	13,575
		82,280
Retail-Restaurants — 0.1%
CEC Entertainment, Inc. Company Guar. Notes 8.00% due 02/15/2022	15,000	14,512
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC Company Guar. Notes 5.00% due 06/01/2024*(2)	10,000	10,175
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC Company Guar. Notes 5.25% due 06/01/2026*(2)	10,000	10,250
Landry’s Holdings II, Inc. Senior Notes 10.25% due 01/01/2018*	3,000	3,030
McDonald’s Corp. Senior Notes 5.70% due 02/01/2039	18,000	22,366
McDonald’s Corp. Senior Notes 6.30% due 10/15/2037	22,000	29,197
		89,530
Rubber-Tires — 0.0%
Goodyear Tire & Rubber Co. Company Guar. Notes 5.00% due 05/31/2026	5,000	5,094
Rubber/Plastic Products — 0.0%
Gates Global LLC/Gates Global Co. Company Guar. Notes 6.00% due 07/15/2022*	25,000	21,875
Special Purpose Entity — 0.0%
ROC Finance LLC/ROC Finance 1 Corp. Sec. Notes 12.13% due 09/01/2018*	25,000	25,906
Steel-Producers — 0.0%
Steel Dynamics, Inc. Company Guar. Notes 5.50% due 10/01/2024	15,000	15,337
Steel Dynamics, Inc. Company Guar. Notes 6.38% due 08/15/2022	23,000	24,150
		39,487
Telecom Services — 0.0%
Level 3 Communications, Inc. Senior Notes 5.75% due 12/01/2022	5,000	5,063
West Corp. Company Guar. Notes 5.38% due 07/15/2022*	25,000	23,250
		28,313
Telecommunication Equipment — 0.1%
Avaya, Inc. Senior Sec. Notes 7.00% due 04/01/2019*	31,000	22,165
Avaya, Inc. Sec. Notes 10.50% due 03/01/2021*	10,000	2,200
CommScope Technologies Finance LLC Senior Notes 6.00% due 06/15/2025*	10,000	10,250
Plantronics, Inc. Company Guar. Notes 5.50% due 05/31/2023*	15,000	14,812
		49,427
Telephone-Integrated — 0.3%
AT&T, Inc. Senior Notes 4.75% due 05/15/2046	5,000	5,124
CenturyLink, Inc. Senior Notes 5.63% due 04/01/2020	3,000	3,113
CenturyLink, Inc. Senior Notes 6.75% due 12/01/2023	14,000	13,755
Frontier Communications Corp. Senior Notes 7.63% due 04/15/2024	3,000	2,655
Frontier Communications Corp. Senior Notes 8.88% due 09/15/2020	5,000	5,338
Frontier Communications Corp. Senior Notes 10.50% due 09/15/2022	20,000	21,162
Frontier Communications Corp. Senior Notes 11.00% due 09/15/2025	10,000	10,350
Level 3 Financing, Inc. Company Guar. Notes 5.38% due 08/15/2022	10,000	10,100
Level 3 Financing, Inc. Company Guar. Notes 5.38% due 01/15/2024	10,000	10,037

32

Level 3 Financing, Inc. Company Guar. Notes 6.13% due 01/15/2021	7,000	7,294
Sprint Capital Corp. Company Guar. Notes 6.88% due 11/15/2028	84,000	65,940
Verizon Communications, Inc. Senior Notes 4.40% due 11/01/2034	5,000	5,156
Verizon Communications, Inc. Senior Notes 4.52% due 09/15/2048	71,000	73,932
Verizon Communications, Inc. Senior Notes 5.05% due 03/15/2034	10,000	11,099
Verizon New Jersey, Inc. Company Guar. Notes 8.00% due 06/01/2022	25,000	31,396
Windstream Services LLC Company Guar. Notes 6.38% due 08/01/2023	26,000	21,840
Windstream Services LLC Company Guar. Notes 7.75% due 10/01/2021	9,000	8,482
		306,773
Television — 0.1%
CBS Corp. Company Guar. Notes 4.60% due 01/15/2045	20,000	19,822
CBS Corp. Company Guar. Notes 7.88% due 07/30/2030	24,000	34,026
Gray Television, Inc. Company Guar. Notes 7.50% due 10/01/2020	17,000	17,722
LIN Television Corp. Company Guar. Notes 5.88% due 11/15/2022	5,000	5,025
Sinclair Television Group, Inc. Company Guar. Notes 5.38% due 04/01/2021	6,000	6,180
Sinclair Television Group, Inc. Company Guar. Notes 5.63% due 08/01/2024*	10,000	10,225
Sinclair Television Group, Inc. Company Guar. Notes 6.38% due 11/01/2021	6,000	6,300
TEGNA, Inc. Company Guar. Notes 4.88% due 09/15/2021*	10,000	10,250
TEGNA, Inc. Company Guar. Notes 5.13% due 10/15/2019	6,000	6,173
Tribune Media Co. Company Guar. Notes 5.88% due 07/15/2022	10,000	9,950
		125,673
Theaters — 0.1%
AMC Entertainment, Inc. Company Guar. Notes 5.75% due 06/15/2025	10,000	9,950
AMC Entertainment, Inc. Company Guar. Notes 5.88% due 02/15/2022	11,000	11,055
Cinemark USA, Inc. Company Guar. Notes 4.88% due 06/01/2023	3,000	2,970
Cinemark USA, Inc. Company Guar. Notes 5.13% due 12/15/2022	5,000	5,087
Regal Entertainment Group Senior Notes 5.75% due 03/15/2022	18,000	18,405
Regal Entertainment Group Senior Notes 5.75% due 06/15/2023	6,000	6,045
		53,512
Transport-Air Freight — 0.0%
Air Medical Merger Sub Corp. Senior Notes 6.38% due 05/15/2023*	35,000	33,250
Transport-Rail — 0.1%
Burlington Northern Santa Fe LLC Senior Notes 5.40% due 06/01/2041	15,000	18,598
Burlington Northern Santa Fe LLC Senior Notes 5.75% due 05/01/2040	15,000	19,241
Norfolk Southern Corp. Senior Notes 6.00% due 05/23/2111	20,000	24,651
Watco Cos. LLC/Watco Finance Corp. Company Guar. Notes 6.38% due 04/01/2023*	34,000	33,660
		96,150
Travel Services — 0.0%
Sabre GLBL, Inc. Senior Sec. Notes 5.38% due 04/15/2023*	10,000	10,225
Wire & Cable Products — 0.0%
Belden, Inc. Company Guar. Notes 5.25% due 07/15/2024*	5,000	4,838
Belden, Inc. Company Guar. Notes 5.50% due 09/01/2022*	15,000	15,112
		19,950
Total U.S. Corporate Bonds & Notes (cost $8,105,506)		8,260,312

33

FOREIGN CORPORATE BONDS & NOTES — 0.8%
Banks-Commercial — 0.1%
Barclays Bank PLC Sub. Notes 10.18% due 06/12/2021*	80,000		100,722
Commonwealth Bank of Australia Senior Notes 5.00% due 10/15/2019*	10,000		11,072
Royal Bank of Canada Sub. Notes 4.65% due 01/27/2026	10,000		10,699
			122,493
Building Products-Doors & Windows — 0.0%
Masonite International Corp. Company Guar. Notes 5.63% due 03/15/2023*	10,000		10,375
Building Products-Wood — 0.0%
Norbord, Inc. Senior Sec. Notes 6.25% due 04/15/2023*	25,000		25,625
Building-Residential/Commercial — 0.1%
Brookfield Residential Properties, Inc. Company Guar. Notes 6.50% due 12/15/2020*	27,000		26,932
Brookfield Residential Properties, Inc./Brookfield Residential US Corp. Company Guar. Notes 6.13% due 07/01/2022*	11,000		10,395
Mattamy Group Corp. Company Guar. Notes 6.50% due 11/15/2020*	20,000		19,200
			56,527
Cable/Satellite TV — 0.0%
Comcast Cable Communications Holdings, Inc. Company Guar. Notes 9.46% due 11/15/2022	10,000		14,262
Commercial Services — 0.0%
Nielsen Co. Luxembourg SARL Company Guar. Notes 5.50% due 10/01/2021*	10,000		10,325
Containers-Metal/Glass — 0.0%
Novelis, Inc. Company Guar. Notes 8.75% due 12/15/2020	35,000		36,487
Diversified Manufacturing Operations — 0.0%
Bombardier, Inc. Senior Notes 4.75% due 04/15/2019*(2)	20,000		19,100
Diversified Minerals — 0.0%
Glencore Finance Canada, Ltd. Company Guar. Notes 6.00% due 11/15/2041*	5,000		4,255
Teck Resources, Ltd. Company Guar. Notes 8.00% due 06/01/2021*(2)	5,000		5,150
			9,405
Diversified Operations — 0.0%
DH Services Luxembourg Sarl Company Guar. Notes 7.75% due 12/15/2020*	7,000		7,333
Electric Products-Misc. — 0.1%
Legrand France SA Senior Notes 8.50% due 02/15/2025	51,000		69,213
Electric-Generation — 0.1%
Electricite de France SA Senior Notes 6.95% due 01/26/2039*	35,000		46,707
Electric-Integrated — 0.0%
Iberdrola International BV Company Guar. Notes 6.75% due 07/15/2036	10,000		13,160
Gambling (Non-Hotel) — 0.0%
Great Canadian Gaming Corp. Company Guar. Notes 6.63% due 07/25/2022*	CAD	24,000	18,948
Gold Mining — 0.0%
New Gold, Inc. Company Guar. Notes 6.25% due 11/15/2022*	10,000		9,750
New Gold, Inc. Company Guar. Notes 7.00% due 04/15/2020*	15,000		15,300
			25,050
Hazardous Waste Disposal — 0.0%
Tervita Corp. Company Guar. Notes 10.88% due 02/15/2018*(23)	3,000		795
Machinery-General Industrial — 0.0%
ATS Automation Tooling Systems, Inc. Senior Notes 6.50% due 06/15/2023*	5,000		5,088
Medical Products — 0.0%
Mallinckrodt International Finance SA/Mallinckrodt CB LLC Company Guar. Notes 5.50% due 04/15/2025*	10,000		8,921
Medical-Biomedical/Gene — 0.0%
Concordia International Corp. Company Guar. Notes 7.00% due 04/15/2023*	15,000		12,788
Medical-Drugs — 0.1%
DPx Holdings BV Senior Notes 7.50% due 02/01/2022*	25,000		25,687

34

JLL/Delta Dutch Pledgeco BV Senior Notes 8.75% due 05/01/2020*(13)	15,000	15,000
Valeant Pharmaceuticals International, Inc. Company Guar. Notes 5.38% due 03/15/2020*	10,000	8,544
Valeant Pharmaceuticals International, Inc. Company Guar. Notes 5.50% due 03/01/2023*	5,000	4,016
Valeant Pharmaceuticals International, Inc. Company Guar. Notes 5.88% due 05/15/2023*	10,000	8,075
Valeant Pharmaceuticals International, Inc. Company Guar. Notes 6.13% due 04/15/2025*	10,000	8,025
		69,347
Medical-Generic Drugs — 0.0%
Actavis Funding SCS Company Guar. Notes 4.75% due 03/15/2045	3,000	3,150
Metal-Copper — 0.0%
First Quantum Minerals, Ltd. Company Guar. Notes 7.00% due 02/15/2021*	30,000	24,112
Metal-Diversified — 0.0%
HudBay Minerals, Inc. Company Guar. Notes 9.50% due 10/01/2020	25,000	21,125
Multimedia — 0.0%
Quebecor Media, Inc. Senior Notes 5.75% due 01/15/2023	1,000	1,015
Oil & Gas Drilling — 0.0%
Noble Holding International, Ltd. Company Guar. Notes 6.05% due 03/01/2041	25,000	15,000
Oil Companies-Exploration & Production — 0.1%
Baytex Energy Corp. Company Guar. Notes 5.63% due 06/01/2024*	6,000	4,830
Lightstream Resources, Ltd. Senior Notes 8.63% due 02/01/2020*	13,000	910
Lone Pine Resources Canada, Ltd. Escrow Notes 10.38% due 02/15/2017(2)(3)	10,000	0
MEG Energy Corp. Company Guar. Notes 6.50% due 03/15/2021*	10,000	7,750
MEG Energy Corp. Company Guar. Notes 7.00% due 03/31/2024*(2)	10,000	7,700
Seven Generations Energy, Ltd. Senior Notes 6.75% due 05/01/2023*	10,000	10,075
Seven Generations Energy, Ltd. Senior Notes 8.25% due 05/15/2020*	14,000	14,508
		45,773
Oil Companies-Integrated — 0.1%
BP Capital Markets PLC Company Guar. Notes 3.12% due 05/04/2026	20,000	20,429
Cenovus Energy, Inc. Senior Notes 4.45% due 09/15/2042	5,000	3,979
Petrobras Global Finance BV Company Guar. Notes 5.38% due 01/27/2021	50,000	45,797
Petrobras Global Finance BV Company Guar. Notes 6.75% due 01/27/2041	15,000	12,038
Statoil ASA Company Guar. Notes 5.10% due 08/17/2040	30,000	35,932
		118,175
Paper & Related Products — 0.0%
Smurfit Kappa Treasury Funding, Ltd. Company Guar. Notes 7.50% due 11/20/2025	10,000	11,688
Retail-Restaurants — 0.0%
1011778 B.C. ULC/New Red Finance, Inc. Senior Sec. Notes 4.63% due 01/15/2022*	5,000	5,037
1011778 B.C. ULC/New Red Finance, Inc. Sec. Notes 6.00% due 04/01/2022*	30,000	31,116
		36,153
Satellite Telecom — 0.0%
Intelsat Jackson Holdings SA Company Guar. Notes 6.63% due 12/15/2022	11,000	7,425
Intelsat Jackson Holdings SA Company Guar. Notes 7.50% due 04/01/2021	12,000	8,280
Intelsat Luxembourg SA Company Guar. Notes 7.75% due 06/01/2021	1,000	245
Intelsat Luxembourg SA Company Guar. Notes 8.13% due 06/01/2023	8,000	1,980
		17,930
Steel-Producers — 0.0%
ArcelorMittal Senior Notes 6.13% due 06/01/2025	10,000	9,950

35

ArcelorMittal Senior Notes 8.00% due 10/15/2039	2,000	1,940
ArcelorMittal Senior Notes 10.85% due 06/01/2019	8,000	9,420
		21,310
Telephone-Integrated — 0.1%
Koninklijke KPN NV Senior Notes 8.38% due 10/01/2030	5,000	6,916
Telefonica Emisiones SAU Company Guar. Notes 5.46% due 02/16/2021	35,000	39,931
		46,847
Television — 0.0%
Videotron, Ltd. Company Guar. Notes 5.00% due 07/15/2022	25,000	25,875
Total Foreign Corporate Bonds & Notes (cost $992,036)		970,102
LOANS(9)(10)(14) — 0.1%
Building & Construction Products-Misc. — 0.0%
CPG International, Inc. FRS BTL 4.75% due 09/30/2020	4,848	4,763
Casino Hotels — 0.1%
Caesars Entertainment Operating Co., Inc. FRS BTL 10.75% due 03/01/2017(11)(12)	4,975	4,996
Caesars Entertainment Operating Co., Inc. FRS BTL-B6 11.25% due 03/01/2017(11)(12)	66,093	65,928
		70,924
Electric-Integrated — 0.0%
TXU Energy FRS BTL 4.68% due 10/10/2017(2)(11)(12)(15)	71,120	23,603
Miscellaneous Manufacturing — 0.0%
Gates Global LLC FRS BTL-B 4.25% due 07/06/2021	9,745	9,242
Telecommunication Equipment — 0.0%
Avaya Inc. FRS BTL 6.25% due 04/30/2020	14,822	10,400
Total Loans (cost $168,582)		118,932
MUNICIPAL BONDS & NOTES — 0.1%
North Texas Tollway Authority Revenue Bonds Series B 6.72% due 01/01/2049	25,000	38,413
Ohio State University Revenue Bonds Series C 4.91% due 06/01/2040	15,000	19,256
State of California General Obligation Bonds 7.50% due 04/01/2034	30,000	45,453
Total Municipal Bonds & Notes (cost $70,191)		103,122
U.S. GOVERNMENT AGENCIES — 2.1%
Federal Home Loan Mtg. Corp. — 0.1%
5.50% due 06/01/2035	5,487	6,182
7.50% due 10/01/2029	6,153	7,414
Federal Home Loan Mtg. Corp., REMIC FRS
Series 2990, Class LB
15.82% due 06/15/2034(5)(16)	19,562	26,392
Series 3065, Class DC
18.53% due 03/15/2035(5)(16)	33,950	45,657
Series 3072, Class SM
22.18% due 11/15/2035(5)(16)	20,053	31,132
Federal Home Loan Mtg. Corp., Structured Pass Through VRS
Series T-56, Class 2IO
0.00% due 05/25/2043(5)(7)	94,767	0
Series T-56, Class AIO
0.52% due 05/25/2043(5)(7)	160,158	2,566
		119,343
Federal National Mtg. Assoc. — 2.0%
Fannie Mae Connecticut Avenue Securities FRS Series 2014-C03, Class 2M1 1.65% due 07/25/2024(5)	4,374	4,375
Series 2015-C04, Class 1M2 6.15% due 04/25/2028(5)	15,000	15,458
3.50% due July TBA	1,000,000	1,055,156
4.00% due 05/01/2019	60,410	62,583
4.00% due 09/01/2020	7,519	7,790
4.00% due July TBA	1,000,000	1,070,557
4.50% due 04/01/2018	713	731
4.50% due 03/01/2020	3,879	4,018
4.50% due 04/01/2020	7,512	7,727
4.50% due 09/01/2020	5,300	5,440
4.50% due 11/01/2020	2,925	3,038
5.00% due 03/01/2021	1,985	2,039
5.50% due 03/01/2018	1,423	1,459

36

6.00% due 06/01/2036	2,309	2,642
6.50% due 01/01/2036	402	462
6.50% due 06/01/2036	7,101	8,172
6.50% due 07/01/2036	6,244	7,334
6.50% due 09/01/2036	18,788	21,621
6.50% due 11/01/2036	21,899	25,201
7.00% due 06/01/2033	5,901	7,120
7.00% due 04/01/2035	8,665	10,675
7.50% due 04/01/2024	7,164	7,985
Federal National Mtg. Assoc., REMIC
Series 2001-50, Class BI
0.40% due 10/25/2041 VRS(5)(7)	115,205	1,809
Series 2005-75, Class GS
18.89% due 08/25/2035 FRS(5)(16)	11,597	17,359
Series 2005-122, Class SE
21.51% due 11/25/2035 FRS(5)(16)	13,797	20,889
Series 2006-8, Class HP
22.90% due 03/25/2036 FRS(5)(16)	21,692	35,520
		2,407,160
Government National Mtg. Assoc. — 0.0%
6.50% due 08/20/2037	22,060	26,882
6.50% due 09/20/2037	5,437	6,456
		33,338
Total U.S. Government Agencies (cost $2,542,130)		2,559,841
U.S. GOVERNMENT TREASURIES — 1.8%
United States Treasury Bonds — 0.4%
2.75% due 08/15/2042	130,000	143,234
3.75% due 11/15/2043	230,000	303,456
		446,690
United States Treasury Notes — 1.4%
0.75% due 06/30/2017	620,000	621,429
0.75% due 12/31/2017	180,000	180,471
0.75% due 03/31/2018	90,000	90,246
1.00% due 08/31/2016	170,000	170,197
1.13% due 12/31/2019	490,000	495,263
2.00% due 11/30/2020	30,000	31,349
2.13% due 05/15/2025	20,000	21,126
2.75% due 11/15/2023	160,000	176,375
		1,786,456
Total U.S. Government Treasuries (cost $2,124,554)		2,233,146
EXCHANGE-TRADED FUNDS — 0.9%
SPDR S&P 500 ETF Trust, Series 1	4,600	963,838
SPDR S&P MidCap 400 ETF Trust	500	136,190
Total Exchange-Traded Funds (cost $1,093,240)		1,100,028
EQUITY CERTIFICATES(2) — 0.7%
Aerospace/Defense-Equipment — 0.0%
UBS AG - Bharat Electronics, Ltd.	2,589	48,604
Appliances — 0.0%
UBS AG - Midea Group Co., Ltd.(3)	11,446	40,866
Auto-Heavy Duty Trucks — 0.0%
UBS AG - Zhengzhou Yutong Bus Co., Ltd.	15,365	45,792
Beverages-Wine/Spirits — 0.1%
UBS AG - Wuliangye Yibin Co., Ltd.	14,199	69,524
Broadcast Services/Program — 0.0%
UBS AG - Zee Entertainment Enterprise	7,269	49,164
Building-Heavy Construction — 0.1%
UBS AG - IRB Infrastructure Developers, Ltd.	17,470	55,235
Building Products-Air & Heating — 0.1%
UBS AG - Gree Electric Appliances, Inc. of Zhuhai (3)	16,201	61,565
Computer Services — 0.0%
UBS AG - Mindtree, Ltd.	3,974	39,145
Diversified Financial Services — 0.1%
UBS AG - Shriram Transport Finance Co., Ltd.	4,496	80,195
Electric-Transmission — 0.1%
UBS AG - Power Grid Corp of India, Ltd.	29,291	70,781
Finance-Mortgage Loan/Banker — 0.1%
UBS AG - Housing Development Finance Corp., Ltd.	7,220	134,099
Medical-Drugs — 0.1%
UBS AG - Aurobindo Pharma, Ltd.	10,817	118,996
Textile-Products — 0.0%
UBS AG - Welspun India, Ltd.	21,752	35,096
Transport-Services — 0.0%
UBS AG - Shenzhen Airport Co.	26,800	34,289
Travel Services — 0.0%
UBS AG - Cox & Kings, Ltd.	3,738	9,307
Total Equity Certificates (cost $816,998)		892,658
RIGHTS† — 0.0%
Building-Heavy Construction — 0.0%
ACS Actividades de Construccion y Servicios SA Expires 07/12/2016 (cost $1,203)	1,534	1,078
OPTIONS — PURCHASED†(2)(17) — 0.0%
Put Options - Purchased (cost $3,573)	27	456
Total Long-Term Investment Securities (cost $118,276,993)		122,211,657

SHORT-TERM INVESTMENT SECURITIES — 0.3%
U.S. Government Treasuries — 0.3%
United States Treasury Bills
0.22% due 08/04/2016(18)	8,000	7,998
0.20% due 08/11/2016(18)	306,000	305,929
Total Short-Term Investment Securities (cost $313,929)		313,927

37

REPURCHASE AGREEMENTS — 2.9%
Agreement with Bank of America Securities LLC, bearing interest at 0.40%, dated 06/30/2016, to be repurchased 07/01/2016 in the amount $3,651,041 collateralized by $3,658,000 of United States Treasury Notes, bearing interest at 1.38% due 09/30/2020 and having an approximate value of $3,738,476 (cost $3,651,000)	3,651,000	$3,651,000
TOTAL INVESTMENTS (cost $122,241,922)(20)	101.4%	126,176,584
Liabilities in excess of other assets	(1.4)	(1,704,885)
NET ASSETS	100.0%	$124,471,699

†                                                       Non-income producing security

*                                                       Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At June 30, 2016, the aggregate value of these securities was $4,172,677 representing 3.4% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.

(1)                                               Security was valued using fair value procedures at June 30, 2016. The aggregate value of these securities was $18,602,475 representing 14.9% of net assets. Securities are classified as Level 2 based on the securities valuation inputs. See Note 1 regarding fair value pricing for foreign equity securities.

(2)                                               Illiquid security. At June 30, 2016, the aggregate value of these securities was $1,630,061 representing 1.3% of net assets.

(3)                                               Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs (see Note 1).

(4)                                               Perpetual maturity - maturity date reflects the next call date.

(5)                                               Collateralized Mortgage Obligation

(6)                                               Commercial Mortgage Backed Security

(7)                                               Interest Only

(8)                                               Fair valued security. Securities are classified as Level 2 based on the securities valuation inputs (see Note 1).

(9)                                               The Portfolio invests in senior loans which generally pay interest at rates which are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major European banks, such as the London Inter-Bank Offer Rate (“LIBOR”) or the prime rate offered by one or more major United States banks, or the certificate of deposit rate. Senior loans are generally considered to be restrictive in that the Portfolio is ordinarily contractually obligated to receive approval from the Agent Bank and/or borrower prior to the disposition of a senior loan.

(10)                                        Senior loans in the Portfolio are generally subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments may occur. As a result, the actual remaining maturity may be substantially less than the stated maturities shown.

(11)                                        Security in default of interest

(12)                                        Company has filed for bankruptcy protection.

(13)                                        PIK (“Payment-in-Kind”) security — Income may be paid in additional securities or cash at the discretion of the issuer. The security is currently paying interest in cash at the coupon rate listed.

(14)                                        All loans in the portfolio were purchased through assignment agreements unless otherwise indicated.

(15)                                        Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law.  Restricted securities are valued pursuant to Note 1.  Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of June 30, 2016, the Asset Allocation: Diversified Growth Portfolio held the following restricted securities:

Name	Acquisition Date	Principal Amount	Acquisition Cost	Value	Value per Share	% of Net Assets

Loans
TXU Energy FRS	01/14/2010	$25,308	24,776
BTL	01/22/2010	44,884	43,852
4.68% due 10/10/2017	07/15/2014	928	928
		71,120	69,556	$23,603	$33.19	0.02%

(16)                          Inverse Floating Rate Security that pays interest that varies inversely to changes in the market interest rates. The interest rate shown is the current interest rate at June 30, 2016.

(17)                          Options — Purchased

Put Options - Purchased

Issue	Expiration Month	Strike Price		Number of Contracts	Premiums Paid	Value at June 30, 2016	Unrealized Appreciation (Depreciation)
FTSE 100 Index	July 2016	GBP	6,058	27	$3,573	$456	$(3,117)

(18)                                        The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.

(19)                                        Denominated in United States Dollars unless otherwise indicated.

(20)                                        See Note 4 for cost of investments on a tax basis.

(21)                                        Security in default of interest and principal at maturity.

(22)                                        Subsequent to June 30, 2016 security in default.

(23)                                        Subsequent to June 30, 2016 company has filed for bankruptcy protection.

ADR                                   —  American Depositary Receipt

BATS                             —  Better Alternative Trading System

BTL                                     —  Bank Term Loan

CAD                                   —  Canadian Dollar

CVA                                   —  Certification Van Aandelen (Dutch Cert.)

Euronext            —  Euro Stock Exchange, Amsterdam

GDR                                   —  Global Depositary Receipt

REMIC                   —  Real Estate Mortgage Investment Conduit

RSP                                       —  Risparmio Shares-Savings Shares on the Italian Stock Exchange

38

TBA                                    —  Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement date.

FRS                                       —  Floating Rate Security

VRS                                     —  Variable Rate Security

The rates shown for FRS and VRS are the current interest rates at June 30, 2016 and unless noted otherwise, the dates shown are the original maturity dates.

Written Put Option Contracts

Issue	Expiration Month	Strike Price		Number of Contracts	Premiums Received	Value at June 30, 2016	Unrealized Appreciation (Depreciation)
FTSE 100 Index	July 2016	GBP	5,933	27	$(2,425)	$273	$2,152

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of June 30, 2016	Unrealized Appreciation (Depreciation)
36	Short	Russell 2000 Mini Index	September 2016	$4,228,020	$4,130,640	$97,380
25	Long	S&P 500 E-Mini Index	September 2016	2,631,405	2,612,750	(18,655)
19	Short	S&P 500 E-Mini Index	September 2016	1,999,852	1,985,690	14,162
6	Long	S&P MidCap 400 E-Mini Index	September 2016	909,415	895,800	(13,615)
66	Long	U.S. Treasury 10 Year Notes	September 2016	8,539,781	8,776,969	237,188
46	Short	U.S. Treasury 10 Year Notes	September 2016	5,951,968	6,117,281	(165,313)
8	Long	U.S. Treasury 2 Year Notes	September 2016	1,742,500	1,754,625	12,125
43	Short	U.S. Treasury 2 Year Notes	September 2016	9,365,921	9,431,109	(65,188)
8	Long	U.S. Treasury 5 Year Notes	September 2016	959,438	977,313	17,875
53	Short	U.S. Treasury 5 Year Notes	September 2016	6,356,101	6,474,695	(118,594)
						$(2,635)

Over the Counter Total Return Swap Contracts@

	Notional				Unrealized
	Amount	Termination	Fixed Payments Received	Total Return Received or	Appreciation
Swap Counterparty	(000’s)	Date	(Paid) by Portfolio	Paid by Portfolio	(Depreciation)

Citibank N.A.	$6,739	12/16/16	(3 Month USD LIBOR-BBA minus 42 bps)	Citibank U.S. Equity Custom Basket	$144,521
Citibank N.A.	5,979	11/23/16	3 Month USD LIBOR-BBA plus 2 bps	Russell 1000 Index Total Return	(161,640)
Goldman Sachs International	10	12/15/20	(1 Month USD LIBOR minus 100 bps)	Engro Corp, Ltd.	(1,575)
Goldman Sachs International	3	12/15/20	(1 Month USD LIBOR minus 100 bps)	Engro Corp, Ltd.	(417)
Goldman Sachs International	5	12/15/20	(1 Month USD LIBOR minus 100 bps)	Goldman Sachs U.S. Equity Custom Basket	715
Net Unrealized Appreciation (Depreciation)					$(18,396)

BBA - British Banker’s Association

LIBOR- London Interbank Offered Rate

@   Fair valued swap contracts. Total return swap contracts are classified as Level 2 based on swaps valuation inputs (see Note 1).

Forward Foreign Currency Contracts

Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized Depreciation
Bank of America, N.A.	EUR	2,957,000	USD	3,317,192	09/21/2016	$26,370	$—

Barclays Bank PLC	USD	90,115	HKD	698,700	08/18/2016	—	(4)
	USD	336,883	JPY	35,824,100	08/18/2016	10,498	—
						10,498	(4)
Citibank N.A.	CAD	18,200	USD	13,874	07/21/2016	—	(214)
	DKK	1,299,400	USD	195,716	09/21/2016	1,274	—
						1,274	(214)
Credit Suisse AG	AUD	427,700	USD	326,478	07/21/2016	7,689	—
	GBP	365,100	USD	527,305	09/21/2016	40,905	—
	USD	530,952	AUD	699,100	07/21/2016	—	(9,874)
	USD	590,121	JPY	62,757,400	08/18/2016	18,428	—
	USD	416,495	CHF	409,700	09/21/2016	4,937	—
	USD	668,800	EUR	596,400	09/21/2016	—	(5,071)
	USD	645,865	GBP	447,900	09/21/2016	—	(49,156)
						71,959	(64,101)
JPMorgan Chase Bank	NOK	450,600	USD	53,981	09/21/2016	145	—
	USD	162,625	SGD	218,600	08/18/2016	—	(416)
	USD	702,189	EUR	626,100	09/21/2016	—	(5,408)
	USD	191,366	SEK	1,581,500	09/21/2016	—	(3,809)
						145	(9,633)
State Street Bank and Trust Co.	USD	11,652	ILS	43,900	07/21/2016	—	(274)
	USD	1,193,774	EUR	1,064,700	09/21/2016	—	(8,877)
						—	(9,151)
UBS AG	USD	179,873	AUD	236,900	07/21/2016	—	(3,299)
	USD	1,193,851	EUR	1,064,700	09/21/2016	—	(8,955)
						—	(12,254)
Net Unrealized Appreciation(Depreciation)						$110,246	$(95,357)

AUD - Australian Dollar

CAD - Canadian Dollar

CHF - Swiss Franc

DKK - Danish Krone

EUR - Euro Dollar

GBP - Pound Sterling

HKD - Hong Kong Dollar

ILS - New Israeli Sheqel

JPY - Japanese Yen

NOK - Norwegian Krone

SEK - Swedish Krona

SGD - Singapore Dollar

USD - United States Dollar

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2016 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs		Level 3- Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Finance-Other Services	$21,711	$69,366	#	$—	$91,077
Oil Companies-Exploration & Production	1,632,592	48,466	**	1,091	1,682,149
Retail-Hypermarkets	72,032	63,177	##	—	135,209
Telecom Services	52,891	115,438	###	—	168,329
Other Industries	82,344,021	18,419,331	**	—	100,763,352
Convertible Preferred Securities	15,392	—		—	15,392
Preferred Securities	36,396	—		—	36,396
Preferred Securities/Capital Securities	—	913,883		—	913,883
Asset Backed Securities	—	2,136,713		—	2,136,713
Convertible Bonds & Notes	—	29,482		—	29,482
U.S. Corporate Bonds & Notes	—	8,260,312		—	8,260,312
Foreign Corporate Bonds & Notes:
Oil Companies-Exploration & Production	—	45,773		0	45,773
Other Industries		924,329		—	924,329
Loans	—	118,932		—	118,932
Municipal Bonds & Notes	—	103,122		—	103,122
U.S. Government Agencies	—	2,559,841		—	2,559,841
U.S. Government Treasuries	—	2,233,146		—	2,233,146
Exchange-Traded Funds	1,100,028	—		—	1,100,028
Equity Certificates:
Appliances	—	—		40,866	40,866
Building Products - Air & Heating	—	—		61,565	61,565
Other Industries	—	790,227		—	790,227
Rights	1,078	—		—	1,078
Options - Purchased	456	—		—	456
Short-Term Investment Securities	—	313,927		—	313,927
Repurchase Agreements	—	3,651,000		—	3,651,000
Total Investments at Value*	$85,276,597	$40,796,465		$103,522	$126,176,584

Other Financial Instruments:+
Written Put Option Contracts	$2,152	$—		$—	$2,152
Futures Contracts	378,730	—		—	378,730
Over the Counter Total Return Swap Contracts	—	145,236		—	145,236
Forward Foreign Currency Contracts	—	110,246		—	110,246
Total Other Financial Instruments	$380,882	$255,482		$—	$636,364

LIABILITIES:
Other Financial Instruments:+
Futures Contracts	$381,365	$—		$—	$381,365
Over the Counter Total Return Swap Contracts	—	163,632		—	163,632
Forward Foreign Currency Contracts	—	95,357		—	95,357
Total Other Financial Instruments	$381,365	$258,989		$—	$640,354

*  For a detailed presentation of investments, please refer to the Portfolio of Investments.

**  Represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board (see Note 1).

#  Amount includes $3,742 that represents foreign equity securities that have been fair valued in accordance with pricing prodecures approved by the Board (see Note 1).

##  Amount includes $27,087 that represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board (see Note 1).

###  Amount includes $103,849 that represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board (see Note 1).

+  Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and Other written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period.  Securities currently valued at $16,268,265 were transferred from Level 1 to Level 2 due to foreign equity securities whose values were previously adjusted for fair value pricing prodecures for foreign equity securities.  There were no additional material transfers between Levels during the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the

Portfolio.

See Notes to Portfolio of Investments

39

SEASONS SERIES TRUST STOCK PORTFOLIO

Portfolio of Investments — June 30, 2016 — (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCKS — 96.9%
Aerospace/Defense — 1.3%
Boeing Co.	45,200	$5,870,124
Airlines — 1.8%
American Airlines Group, Inc.	223,100	6,315,961
Delta Air Lines, Inc.	21,920	798,546
United Continental Holdings, Inc.†	28,728	1,178,997
		8,293,504
Apparel Manufacturers — 0.8%
Hanesbrands, Inc.	155,000	3,895,150
Applications Software — 5.9%
Dropbox, Inc., Class A†(1)(2)(3)	38,413	281,311
Microsoft Corp.	280,400	14,348,068
NetSuite, Inc.†	29,800	2,169,440
Salesforce.com, Inc.†	92,600	7,353,366
ServiceNow, Inc.†	53,300	3,539,120
		27,691,305
Auto-Cars/Light Trucks — 1.8%
Ferrari NV	53,160	2,175,839
Tesla Motors, Inc.†	29,621	6,287,946
		8,463,785
Auto/Truck Parts & Equipment-Original — 2.1%
BorgWarner, Inc.	67,100	1,980,792
Delphi Automotive PLC	38,600	2,416,360
Mobileye NV†	117,600	5,426,064
		9,823,216
Banks-Fiduciary — 0.5%
State Street Corp.	46,300	2,496,496
Building Products-Cement — 0.4%
Martin Marietta Materials, Inc.	9,300	1,785,600
Casino Hotels — 1.7%
Las Vegas Sands Corp.	48,700	2,117,963
MGM Resorts International†	251,380	5,688,729
		7,806,692
Cellular Telecom — 0.5%
T-Mobile US, Inc.†	54,700	2,366,869
Chemicals-Specialty — 0.7%
Ashland, Inc.	28,700	3,293,899
Commercial Services-Finance — 0.8%
PayPal Holdings, Inc.†	96,200	3,512,262
Computer Services — 0.3%
IHS, Inc., Class A†	13,300	1,537,613
Computers — 2.9%
Apple, Inc.	140,900	13,470,040
Cruise Lines — 0.4%
Royal Caribbean Cruises, Ltd.	29,600	1,987,640
Data Processing/Management — 0.7%
Fiserv, Inc.†	30,500	3,316,265
Diagnostic Equipment — 2.7%
Danaher Corp.	125,800	12,705,800
Diversified Banking Institutions — 1.3%
Morgan Stanley	236,500	6,144,270
Diversified Manufacturing Operations — 0.2%
Illinois Tool Works, Inc.	6,900	718,704
E-Commerce/Products — 8.4%
Amazon.com, Inc.†	54,900	39,287,538
Flipkart Online Services Pvt., Ltd.†(1)(2)(3)	922	88,364
		39,375,902
E-Commerce/Services — 4.2%
Ctrip.com International, Ltd. ADR†	17,600	725,120
Priceline Group, Inc.†	15,100	18,850,991
		19,576,111
Finance-Credit Card — 5.1%
MasterCard, Inc., Class A	126,600	11,148,396
Visa, Inc., Class A	168,800	12,519,896
		23,668,292
Finance-Investment Banker/Broker — 0.7%
TD Ameritrade Holding Corp.	110,702	3,152,239
Finance-Other Services — 1.2%
Intercontinental Exchange, Inc.	21,100	5,400,756
Food-Misc./Diversified — 0.7%
Mondelez International, Inc., Class A	72,500	3,299,475
Hotels/Motels — 1.3%
Hilton Worldwide Holdings, Inc.	119,500	2,692,335
Marriott International, Inc., Class A	52,600	3,495,796
		6,188,131
Internet Application Software — 1.4%
Tencent Holdings, Ltd.(4)	293,900	6,703,148
Internet Content-Entertainment — 5.4%
Facebook, Inc., Class A†	175,000	19,999,000
Netflix, Inc.†	60,200	5,507,096
		25,506,096
Internet Security — 0.9%
VeriSign, Inc.†	46,900	4,054,974
Investment Management/Advisor Services — 0.2%
BlackRock, Inc.	3,300	1,130,349
Machinery-General Industrial — 1.3%
Roper Technologies, Inc.	22,200	3,786,432
Wabtec Corp.	32,900	2,310,567
		6,096,999
Machinery-Pumps — 0.2%
Flowserve Corp.	20,222	913,428
Medical Instruments — 1.7%
Intuitive Surgical, Inc.†	11,800	7,804,638
Medical Products — 0.9%
Stryker Corp.	36,900	4,421,727
Medical-Biomedical/Gene — 4.3%
Alexion Pharmaceuticals, Inc.†	39,464	4,607,817
Biogen, Inc.†	14,300	3,458,026
BioMarin Pharmaceutical, Inc.†	10,100	785,780
Celgene Corp.†	33,200	3,274,516
Gilead Sciences, Inc.	11,600	967,672
Illumina, Inc.†	12,600	1,768,788
Incyte Corp.†	13,600	1,087,728
Vertex Pharmaceuticals, Inc.†	45,900	3,948,318
		19,898,645
Medical-Drugs — 4.9%
Allergan PLC†	37,417	8,646,694
Bristol-Myers Squibb Co.	163,800	12,047,490

1

Zoetis, Inc.	49,700	2,358,762
		23,052,946
Medical-HMO — 5.7%
Aetna, Inc.	43,694	5,336,348
Anthem, Inc.	39,800	5,227,332
Cigna Corp.	28,500	3,647,715
Humana, Inc.	30,728	5,527,353
UnitedHealth Group, Inc.	48,300	6,819,960
		26,558,708
Medical-Wholesale Drug Distribution — 0.9%
McKesson Corp.	23,800	4,442,270
Multimedia — 0.2%
Walt Disney Co.	9,200	899,944
Networking Products — 0.2%
Palo Alto Networks, Inc.†	9,000	1,103,760
Real Estate Investment Trusts — 3.3%
American Tower Corp.	79,600	9,043,356
Crown Castle International Corp.	47,900	4,858,497
Equinix, Inc.	4,000	1,550,920
		15,452,773
Real Estate Management/Services — 0.1%
WeWork Cos., Inc., Class A†(1)(2)(3)	1,490	56,090
Retail-Apparel/Shoe — 0.7%
Ross Stores, Inc.	61,500	3,486,435
Retail-Auto Parts — 1.1%
AutoZone, Inc.†	6,443	5,114,711
Retail-Building Products — 1.3%
Lowe’s Cos., Inc.	79,600	6,301,932
Retail-Discount — 0.4%
Costco Wholesale Corp.	12,300	1,931,592
Retail-Drug Store — 1.2%
Walgreens Boots Alliance, Inc.	66,700	5,554,109
Retail-Gardening Products — 1.0%
Tractor Supply Co.	51,500	4,695,770
Retail-Restaurants — 0.8%
Starbucks Corp.	63,800	3,644,256
Semiconductor Components-Integrated Circuits — 1.2%
NXP Semiconductors NV†	72,600	5,687,484
Semiconductor Equipment — 0.8%
ASML Holding NV	40,000	3,968,400
Tobacco — 1.4%
Philip Morris International, Inc.	63,000	6,408,360
Transport-Rail — 0.2%
Kansas City Southern	8,200	738,738
Transport-Services — 0.6%
FedEx Corp.	19,200	2,914,176
Web Portals/ISP — 6.2%
Alphabet, Inc., Class A†	22,100	15,548,013
Alphabet, Inc., Class C†	19,766	13,680,049
		29,228,062
Total Common Stocks (cost $383,539,263)		453,610,660
CONVERTIBLE PREFERRED SECURITIES — 1.5%
Applications Software — 0.3%
Magic Leap, Inc., Series C†(1)(2)(3)	26,666	614,198
Snapchat, Inc., Series F†(1)(2)(3)	23,398	718,787
		1,332,985
E-Commerce/Products — 0.2%
Flipkart Online Services Pvt., Ltd., Series A†(1)(2)(3)	316	30,285
Flipkart Online Services Pvt., Ltd., Series C†(1)(2)(3)	556	53,287
Flipkart Online Services Pvt., Ltd., Series E†(1)(2)(3)	1,032	98,907
Flipkart Online Services Pvt., Ltd., Series G†(1)(2)(3)	4,576	438,564
Flipkart Online Services Pvt., Ltd., Series H†(1)(2)(3)	4,257	407,991
		1,029,034
E-Commerce/Services — 0.9%
Airbnb, Inc., Series D†(1)(2)(3)	13,329	1,490,538
Airbnb, Inc., Series E†(1)(2)(3)	8,841	988,659
Living Social, Inc., Series F†(1)(2)(3)	11,949	0
Uber Technologies, Inc., Series G†(1)(2)(3)	20,747	1,011,877
Xiaoju Kuaizhi, Inc., Series A-17†(1)(2)(3)	19,048	728,150
		4,219,224
Real Estate Management/Services — 0.1%
WeWork Cos., Inc., Series E†(1)(2)(3)	13,398	504,357
Total Convertible Preferred Securities (cost $6,136,121)		7,085,600
Total Long-Term Investment Securities (cost $389,675,384)		460,696,260
SHORT-TERM INVESTMENT SECURITIES — 1.4%
Registered Investment Companies — 1.4%
State Street Institutional U.S. Government Money Market Fund 0.25%(5)	$453,365	453,365
T. Rowe Price Reserve Investment Fund 0.32%(5)	5,893,766	5,893,766
Total Short-Term Investment Securities (cost $6,347,131)		6,347,131

2

TOTAL INVESTMENTS (cost $396,022,515)(6)	99.8%	467,043,391
Other assets less liabilities	0.2	1,003,833
NET ASSETS	100.0%	$468,047,224

†                                         Non-income producing security

(1)                                 Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs (see Note 1).

(2)                                 Illiquid security. At June 30, 2016, the aggregate value of these securities was $7,511,365 representing 1.6% of net assets.

(3)                                 Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law.  Restricted securities are valued pursuant to Note 1.  Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of June 30, 2016, the Stock Portfolio held the following restricted securities:

Description	Acquisition Date	Shares	Acquisition Cost	Value	Value Per Share	% of Net Assets

Common Stocks
Dropbox, Inc., Class A	11/07/2014	38,413	$733,734	$281,311	$7.32	0.06%
Flipkart Online Services Pvt., Ltd.	03/19/2015	922	105,108	88,364	95.84	0.02
WeWork Cos., Inc., Class A	06/23/2015	1,490	49,006	56,090	37.64	0.01

Convertible Preferred Securities
Airbnb, Inc.,
Series D	04/16/2014	13,329	542,664	1,490,538	111.83	0.32
Airbnb, Inc.,
Series E	07/14/2015	8,841	823,048	988,659	111.83	0.21
Flipkart Online Services Pvt., Ltd.
Series A	03/19/2015	316	36,022	30,285	95.84	0.01
Flipkart Online Services Pvt., Ltd.
Series C	03/19/2015	556	63,384	53,287	95.84	0.01
Flipkart Online Services Pvt., Ltd.
Series E	03/19/2015	1,032	117,648	98,907	95.84	0.02
Flipkart Online Services Pvt., Ltd.
Series G	12/17/2014	4,576	548,022	438,564	95.84	0.09
Flipkart Online Services Pvt., Ltd.
Series H	04/17/2015	4,257	605,516	407,991	95.84	0.09
Living Social, Inc.,
Series F	11/18/2011	11,949	91,888	0	0.00	0.00
Magic Leap, Inc.,
Series C	01/20/2016	26,666	614,198	614,198	23.03	0.13
Snapchat, Inc.,
Series F	05/06/2016	23,398	718,787	718,787	30.72	0.15
Uber Technologies, Inc.,
Series G	12/03/2015	20,747	1,011,878	1,011,877	48.77	0.22
WeWork Cos., Inc.,
Series E	06/23/2015	13,398	440,655	504,357	37.64	0.11
Xiaoju Kuaizhi, Inc.,
Series A-17	10/19/2015	19,048	522,414	728,150	38.23	0.16
				$7,511,365		1.61%

(4)                                 Security was valued using fair value procedures at June 30, 2016. The aggregate value of these securities was $6,703,148 representing 1.4% of net assets. Securities are classified as Level 2 based on the securities valuation inputs. See Note 1 regarding fair value pricing for foreign equity securities.

(5)                                 The rate shown is the 7-day yield as of June 30, 2016.

(6)                                 See Note 4 for cost of investments on a tax basis.

ADR-American Depositary Receipt

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2016 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs		Level 3-Significant Unobservable Inputs	Total
Assets:
Investments at Value:*
Common Stocks:
Applications Software	$27,409,994	$—		$281,311	$27,691,305
E-Commerce/Products	39,287,538	—		88,364	39,375,902
Internet Application Software		6,703,148	**	—	6,703,148
Real Estate Management/Services	—	—		56,090	56,090
Other Industries	379,784,215	—		—	379,784,215
Convertible Preferred Securities	—	—		7,085,600	7,085,600
Short-Term Investment Securities	6,347,131	—		—	6,347,131
Total Investment at Value	$452,828,878	$6,703,148		$7,511,365	$467,043,391

* For a detailed presentation of investments, please refer to the Portfolio of Investments.

**Represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board (see Note 1).

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. Securities currently valued at $6,703,148 were transferred from Level 1 to Level 2 due to foreign equity securities whose values were adjusted for fair value pricing procedures for foreign equity securities. There were no additional material transfers between Levels during the reporting period.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Common Stocks	Convertible Preferred Securities
Balance as of March 31, 2016	$547,904	$5,866,762
Accrued Discounts	—	—
Accrued Premiums	—	—
Realized Gain	—	—
Realized Loss	—	—
Change in unrealized appreciation(1)	—	631,096
Change in unrealized depreciation(1)	(122,139)	(131,045)
Net purchases	—	718,787
Net sales	—	—
Transfers into Level 3	—	—
Transfers out of Level 3	—	—
Balance as of June 30, 2016	$425,765	$7,085,600

(1) The total change in unrealized appreciation (depreciation) attributable to Level 3 investments still held at June 30, 2016 includes:

Common Stocks	Convertible Preferred Securities
$(122,139)	$500,051

Any differences between the change in appreciation (depreciation) in the Level 3 reconciliation and the total change in unrealized appreciation (depreciation) is attributable to securities sold/no longer held at June 30, 2016.

The following is quantitative information about Level 3 fair value measurements:

Description	Value at June 30, 2016	Valuation Technique(s)	Unobservable Input (1)	Range (weighted average)
Common Stocks	$281,311	Market Approach with Option Pricing Method (“OPM”)	Estimated 2017 Revenue Multiple*	4.5x -5.36x (4.87x)
			Discount for Lack of Marketability	10.0%
			OPM assumptions:
			Volatility*	37.0%
			Term to liquidity event in years	3.0
			Risk-free rate	0.74%

	$56,090	Market Approach	Market Transaction Price*	$50.1923
			Discount for Lack of Marketability	25.0%

	$88,364	Market Approach and Income Approach	Market Transaction Price*	$142.2400
			Enterprise Value/Revenue Multiple*	2.9x - 3.1x (3.0x)
			Estimated Revenue Multiple*	2.2x
			Discount for Lack of Marketability	8.25% - 10% (9.125%)
			Weighted Average Cost of Capital	18%
			Perpetual Growth Rate*	4.0%

Convertible Preferred Securities	$2,479,197	Market Approach	Transaction Price*	$93.0944
			Estimated EBITIDA Multiple*	21.6x
			Estimated Revenue Multiple*	10.0x
			Discount for Lack of Marketability	10.0%

	$504,357	Market Approach	Market Transaction Price*	$50.1923
			Discount for Lack of Marketability	25.0%

	$3,073,012	Market Approach	Market Transaction Price*	$23.033 - $48.7722 ($35.1881)

	$1,029,034	Market Approach and Income Approach	Market Transaction Price*	$142.2400
			Enterprise Value/Revenue Multiple*	2.9x - 3.1x (3.0x)
			Estimated Revenue Multiple*	2.2x
			Discount for Lack of Marketability	8.25% - 10% (9.125%)
			Weighted Average Cost of Capital	18%
			Perpetual Growth Rate*	4.0%

	$0	Cost Approach	Net Tangible Assets*	$0.0000

(1)  The significant unobservable inputs regarding the Level 3 securities in the table above are attributable to private securities and include assumptions made from non-public financial statements, private transactions, and/or market comparables.  For those unobservable inputs indicated with *, a significant increase (decrease) in any of those inputs in isolation may result in a significantly higher (lower) fair value measurement, while the remaining unobservable inputs have an inverse relationship.

See Notes to Portfolio of Investments

3

SEASONS SERIES TRUST LARGE CAP GROWTH PORTFOLIO

Portfolio of Investments — June 30, 2016 — (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCKS — 98.1%
Advertising Agencies — 0.1%
Interpublic Group of Cos., Inc.	4,301	$99,353
Omnicom Group, Inc.	1,946	158,580
		257,933
Aerospace/Defense — 1.6%
Boeing Co.	16,255	2,111,037
General Dynamics Corp.	2,159	300,619
Lockheed Martin Corp.	2,580	640,279
Northrop Grumman Corp.	10,928	2,429,076
Raytheon Co.	2,778	377,669
Rockwell Collins, Inc.	2,175	185,179
Teledyne Technologies, Inc.†	10,406	1,030,714
TransDigm Group, Inc.†	885	233,366
		7,307,939
Aerospace/Defense-Equipment — 0.0%
Harris Corp.	1,167	97,374
Agricultural Chemicals — 0.1%
Monsanto Co.	3,648	377,240
Airlines — 0.4%
Alaska Air Group, Inc.	2,059	120,019
Southwest Airlines Co.	10,667	418,253
United Continental Holdings, Inc.†	31,462	1,291,201
		1,829,473
Apparel Manufacturers — 0.4%
Carter’s, Inc.	10,283	1,094,831
Hanesbrands, Inc.	6,305	158,445
Michael Kors Holdings, Ltd.†	1,945	96,239
Under Armour, Inc., Class A †	3,059	122,758
Under Armour, Inc., Class C †	3,074	111,909
VF Corp.	2,842	174,754
		1,758,936
Applications Software — 5.2%
Citrix Systems, Inc.†	2,591	207,513
Intuit, Inc.	24,948	2,784,446
Microsoft Corp.	308,621	15,792,136
NetSuite, Inc.†	13,172	958,922
Red Hat, Inc.†	3,030	219,978
Salesforce.com, Inc.†	46,831	3,718,850
		23,681,845
Athletic Footwear — 1.1%
NIKE, Inc., Class B	94,064	5,192,333
Audio/Video Products — 0.0%
Harman International Industries, Inc.	672	48,263
Auto/Truck Parts & Equipment-Original — 0.4%
Delphi Automotive PLC	22,090	1,382,834
Mobileye NV†	13,227	610,294
		1,993,128
Banks-Commercial — 0.3%
First Republic Bank	11,608	812,444
PacWest Bancorp	12,970	515,946
		1,328,390
Banks-Fiduciary — 0.0%
Citizens Financial Group, Inc.	1,855	37,063
Northern Trust Corp.	2,221	147,163
		184,226
Banks-Super Regional — 0.0%
Huntington Bancshares, Inc.	6,538	58,450
Beverages-Non-alcoholic — 2.1%
Coca-Cola Co.	163,368	7,405,471
Dr Pepper Snapple Group, Inc.	3,103	299,843
Monster Beverage Corp.†	2,351	377,829
PepsiCo, Inc.	13,269	1,405,718
		9,488,861
Beverages-Wine/Spirits — 0.3%
Brown-Forman Corp., Class B	8,751	873,000
Constellation Brands, Inc., Class A	2,946	487,268
		1,360,268
Brewery — 0.3%
Molson Coors Brewing Co., Class B	11,455	1,158,444
Broadcast Services/Program — 0.1%
Discovery Communications, Inc., Class A†	2,513	63,403
Discovery Communications, Inc., Class C†	3,988	95,114
Scripps Networks Interactive, Inc., Class A	841	52,369
		210,886
Building & Construction Products-Misc. — 0.3%
Fortune Brands Home & Security, Inc.	26,765	1,551,567
Building Products-Cement — 0.5%
Martin Marietta Materials, Inc.	1,061	203,712
Vulcan Materials Co.	15,813	1,903,253
		2,106,965
Building Products-Wood — 0.0%
Masco Corp.	5,558	171,965
Building-Residential/Commercial — 0.1%
D.R. Horton, Inc.	5,514	173,581
Lennar Corp., Class A	3,063	141,204
		314,785
Cable/Satellite TV — 1.9%
Comcast Corp., Class A	135,935	8,861,603
Casino Hotels — 0.0%
Wynn Resorts, Ltd.	449	40,697
Cellular Telecom — 0.3%
T-Mobile US, Inc.†	35,018	1,515,229
Chemicals-Diversified — 0.5%
E.I. du Pont de Nemours & Co.	6,565	425,412
LyondellBasell Industries NV, Class A	3,079	229,139
PPG Industries, Inc.	16,682	1,737,430
		2,391,981
Chemicals-Specialty — 0.4%
Ashland, Inc.	9,389	1,077,576
Ecolab, Inc.	4,409	522,907
International Flavors & Fragrances, Inc.	1,331	167,799
		1,768,282
Coatings/Paint — 0.5%
Sherwin-Williams Co.	8,317	2,442,453
Commercial Services — 0.8%
Aramark	22,245	743,428
Cintas Corp.	1,448	142,092
CoStar Group, Inc.†	3,793	829,377

1

Nielsen Holdings PLC	20,453	1,062,943
ServiceMaster Global Holdings, Inc.†	18,979	755,364
		3,533,204
Commercial Services-Finance — 1.4%
Automatic Data Processing, Inc.	4,489	412,405
Equifax, Inc.	6,061	778,232
FleetCor Technologies, Inc.†	10,269	1,469,802
Global Payments, Inc.	2,572	183,589
H&R Block, Inc.	2,474	56,902
Moody’s Corp.	2,823	264,543
PayPal Holdings, Inc.†	18,421	672,551
S&P Global, Inc.	9,518	1,020,901
Sabre Corp.	44,232	1,184,975
Total System Services, Inc.	2,821	149,823
Western Union Co.	4,266	81,822
		6,275,545
Computer Aided Design — 0.2%
ANSYS, Inc.†	8,401	762,391
Autodesk, Inc.†	2,326	125,929
		888,320
Computer Services — 1.0%
Accenture PLC, Class A	10,419	1,180,369
Amdocs, Ltd.	18,178	1,049,234
Cognizant Technology Solutions Corp., Class A†	23,641	1,353,211
CSRA, Inc.	985	23,079
Hewlett Packard Enterprise Co.	15,542	283,952
International Business Machines Corp.	5,753	873,190
Teradata Corp.†	869	21,786
		4,784,821
Computer Software — 0.2%
Akamai Technologies, Inc.†	2,933	164,043
SS&C Technologies Holdings, Inc.	24,024	674,594
		838,637
Computers — 5.0%
Apple, Inc.	239,378	22,884,537
Consulting Services — 0.3%
Verisk Analytics, Inc.†	15,269	1,238,010
Consumer Products-Misc. — 0.2%
Clorox Co.	2,160	298,922
Kimberly-Clark Corp.	3,308	454,784
		753,706
Containers-Metal/Glass — 0.3%
Ball Corp.	1,255	90,724
Crown Holdings, Inc.†	28,346	1,436,292
		1,527,016
Containers-Paper/Plastic — 0.3%
Sealed Air Corp.	25,949	1,192,876
Cosmetics & Toiletries — 0.8%
Colgate-Palmolive Co.	26,256	1,921,939
Estee Lauder Cos., Inc., Class A	21,393	1,947,191
		3,869,130
Cruise Lines — 0.2%
Norwegian Cruise Line Holdings, Ltd.†	19,370	771,701
Royal Caribbean Cruises, Ltd.	1,879	126,175
		897,876
Data Processing/Management — 0.6%
Dun & Bradstreet Corp.	345	42,035
Fidelity National Information Services, Inc.	23,515	1,732,585
Fiserv, Inc.†	3,713	403,714
Paychex, Inc.	5,353	318,504
		2,496,838
Dental Supplies & Equipment — 0.0%
DENTSPLY SIRONA, Inc.	2,113	131,090
Patterson Cos., Inc.	737	35,295
		166,385
Diagnostic Equipment — 1.3%
Abbott Laboratories	73,792	2,900,763
Danaher Corp.	25,995	2,625,495
Thermo Fisher Scientific, Inc.	4,338	640,983
		6,167,241
Dialysis Centers — 0.0%
DaVita HealthCare Partners, Inc.†	1,853	143,274
Disposable Medical Products — 0.1%
C.R. Bard, Inc.	1,225	288,071
Distribution/Wholesale — 0.1%
Fastenal Co.	2,895	128,509
LKQ Corp.†	5,122	162,367
WW Grainger, Inc.	386	87,719
		378,595
Diversified Banking Institutions — 0.1%
Morgan Stanley	11,860	308,123
Diversified Manufacturing Operations — 2.0%
3M Co.	26,005	4,553,996
A.O. Smith Corp.	10,269	904,802
Dover Corp.	10,399	720,859
General Electric Co.	84,472	2,659,178
Illinois Tool Works, Inc.	3,025	315,084
Pentair PLC	1,902	110,867
		9,264,786
E-Commerce/Products — 3.2%
Amazon.com, Inc.†	20,224	14,472,699
eBay, Inc.†	17,654	413,280
		14,885,979
E-Commerce/Services — 1.2%
Expedia, Inc.	1,958	208,135
Priceline Group, Inc.†	3,961	4,944,952
TripAdvisor, Inc.†	1,909	122,749
		5,275,836
Electric Products-Misc. — 0.0%
AMETEK, Inc.	3,898	180,205

2

Electric-Integrated — 0.1%
Dominion Resources, Inc.	4,220	328,865
TECO Energy, Inc.	2,085	57,629
		386,494
Electronic Components-Semiconductors — 1.3%
Broadcom, Ltd.	13,433	2,087,488
Intel Corp.	32,335	1,060,588
Microchip Technology, Inc.	3,588	182,127
Micron Technology, Inc.†	8,314	114,401
NVIDIA Corp.	8,473	398,316
Qorvo, Inc.†	2,130	117,704
Skyworks Solutions, Inc.	3,177	201,040
Texas Instruments, Inc.	27,419	1,717,800
Xilinx, Inc.	2,543	117,309
		5,996,773
Electronic Connectors — 0.5%
Amphenol Corp., Class A	40,788	2,338,376
TE Connectivity, Ltd.	2,509	143,289
		2,481,665
Electronic Design Automation — 0.3%
Cadence Design Systems, Inc.†	46,263	1,124,191
Electronic Forms — 0.6%
Adobe Systems, Inc.†	26,117	2,501,747
Electronic Measurement Instruments — 0.4%
Agilent Technologies, Inc.	25,711	1,140,540
FLIR Systems, Inc.	1,126	34,850
National Instruments Corp.	25,686	703,796
		1,879,186
Electronic Security Devices — 0.2%
Allegion PLC	13,249	919,878
Tyco International PLC	3,198	136,235
		1,056,113
Enterprise Software/Service — 1.2%
Oracle Corp.	83,911	3,434,477
Tyler Technologies, Inc.†	6,632	1,105,621
Ultimate Software Group, Inc.†	5,413	1,138,300
		5,678,398
Entertainment Software — 0.8%
Activision Blizzard, Inc.	32,284	1,279,415
Electronic Arts, Inc.†	33,263	2,520,005
		3,799,420
Finance-Consumer Loans — 0.2%
Synchrony Financial†	36,157	914,049
Finance-Credit Card — 2.7%
Alliance Data Systems Corp.†	984	192,785
MasterCard, Inc., Class A	78,705	6,930,763
Visa, Inc., Class A	71,777	5,323,700
		12,447,248
Finance-Investment Banker/Broker — 0.3%
Charles Schwab Corp.	20,088	508,427
E*TRADE Financial Corp.†	34,757	816,442
		1,324,869
Finance-Other Services — 0.9%
CME Group, Inc.	2,885	280,999
Intercontinental Exchange, Inc.	14,874	3,807,149
Nasdaq, Inc.	1,193	77,151
		4,165,299
Financial Guarantee Insurance — 0.0%
MGIC Investment Corp.†	29,264	174,121
Food-Confectionery — 0.5%
Hershey Co.	19,706	2,236,434
J.M. Smucker Co.	1,159	176,643
		2,413,077
Food-Meat Products — 0.0%
Hormel Foods Corp.	4,513	165,176
Food-Misc./Diversified — 1.0%
Campbell Soup Co.	2,995	199,257
ConAgra Foods, Inc.	4,155	198,650
General Mills, Inc.	6,155	438,975
Kellogg Co.	2,357	192,449
McCormick & Co., Inc.	20,601	2,197,509
Mondelez International, Inc., Class A	25,923	1,179,756
		4,406,596
Food-Retail — 0.7%
Kroger Co.	52,340	1,925,588
Whole Foods Market, Inc.	35,232	1,128,129
		3,053,717
Food-Wholesale/Distribution — 0.2%
Sysco Corp.	20,766	1,053,667
Gas-Distribution — 0.0%
AGL Resources, Inc.	1,088	71,775
Hazardous Waste Disposal — 0.0%
Stericycle, Inc.†	1,418	147,642
Home Decoration Products — 0.1%
Newell Brands, Inc.	7,627	370,443
Home Furnishings — 0.0%
Leggett & Platt, Inc.	1,391	71,094
Hotels/Motels — 0.2%
Hilton Worldwide Holdings, Inc.	19,905	448,460
Marriott International, Inc., Class A	2,102	139,699
Starwood Hotels & Resorts Worldwide, Inc.	1,351	99,906
Wyndham Worldwide Corp.	1,870	133,200
		821,265
Human Resources — 0.0%
Robert Half International, Inc.	1,228	46,860
Industrial Automated/Robotic — 0.0%
Rockwell Automation, Inc.	1,044	119,872
Industrial Gases — 0.5%
Air Products & Chemicals, Inc.	14,609	2,075,062
Praxair, Inc.	2,335	262,431
		2,337,493
Instruments-Controls — 1.6%
Honeywell International, Inc.	52,033	6,052,479

3

Sensata Technologies Holding NV†	33,641	1,173,734
		7,226,213
Instruments-Scientific — 0.1%
PerkinElmer, Inc.	1,821	95,457
Waters Corp.†	1,352	190,159
		285,616
Insurance Brokers — 0.2%
Aon PLC	2,743	299,618
Arthur J. Gallagher & Co.	1,568	74,637
Marsh & McLennan Cos., Inc.	4,527	309,918
Willis Towers Watson PLC	1,387	172,418
		856,591
Insurance-Life/Health — 0.0%
Torchmark Corp.	993	61,387
Insurance-Multi-line — 0.1%
Assurant, Inc.	466	40,221
Cincinnati Financial Corp.	1,309	98,031
XL Group PLC	4,755	158,389
		296,641
Insurance-Property/Casualty — 0.0%
Progressive Corp.	4,479	150,046
Internet Content-Entertainment — 3.6%
Facebook, Inc., Class A†	125,470	14,338,711
Netflix, Inc.†	23,220	2,124,166
		16,462,877
Internet Infrastructure Software — 0.0%
F5 Networks, Inc.†	750	85,380
Internet Security — 0.0%
VeriSign, Inc.†	1,594	137,817
Investment Management/Advisor Services — 0.3%
Affiliated Managers Group, Inc.†	557	78,409
Ameriprise Financial, Inc.	1,329	119,410
BlackRock, Inc.	2,996	1,026,220
T. Rowe Price Group, Inc.	2,777	202,638
		1,426,677
Lighting Products & Systems — 0.0%
Acuity Brands, Inc.	732	181,507
Machinery-General Industrial — 0.5%
Roper Technologies, Inc.	13,101	2,234,507
Machinery-Pumps — 0.4%
Xylem, Inc.	40,935	1,827,748
Medical Information Systems — 0.8%
athenahealth, Inc.†	10,970	1,513,970
Cerner Corp.†	37,792	2,214,611
		3,728,581
Medical Instruments — 0.9%
Boston Scientific Corp.†	85,892	2,007,296
Edwards Lifesciences Corp.†	3,537	352,745
Intuitive Surgical, Inc.†	407	269,194
Medtronic PLC	13,152	1,141,199
St. Jude Medical, Inc.	2,421	188,838
		3,959,272
Medical Labs & Testing Services — 0.1%
Laboratory Corp. of America Holdings†	1,710	222,762
Medical Products — 0.8%
Becton Dickinson and Co.	3,544	601,027
Henry Schein, Inc.†	946	167,253
Stryker Corp.	20,598	2,468,259
Varian Medical Systems, Inc.†	875	71,951
Zimmer Biomet Holdings, Inc.	1,464	176,236
		3,484,726
Medical-Biomedical/Gene — 4.6%
Alder Biopharmaceuticals, Inc.†	23,280	581,302
Alexion Pharmaceuticals, Inc.†	19,739	2,304,726
Amgen, Inc.	27,681	4,211,664
Biogen, Inc.†	9,917	2,398,129
Celgene Corp.†	52,871	5,214,667
Gilead Sciences, Inc.	37,003	3,086,790
Illumina, Inc.†	2,459	345,194
Regeneron Pharmaceuticals, Inc.†	4,382	1,530,326
Vertex Pharmaceuticals, Inc.†	18,969	1,631,713
		21,304,511
Medical-Drugs — 6.2%
AbbVie, Inc.	52,893	3,274,606
Allergan PLC†	29,014	6,704,845
Bristol-Myers Squibb Co.	57,378	4,220,152
Eli Lilly & Co.	75,809	5,969,959
Endo International PLC†	1,163	18,131
Ironwood Pharmaceuticals, Inc.†	73,285	958,202
Johnson & Johnson	22,511	2,730,584
Mallinckrodt PLC†	21,459	1,304,278
Pfizer, Inc.	52,673	1,854,616
Zoetis, Inc.	33,500	1,589,910
		28,625,283
Medical-Generic Drugs — 0.1%
Mylan NV†	3,566	154,194
Perrigo Co. PLC	1,005	91,123
		245,317
Medical-HMO — 0.9%
Aetna, Inc.	16,015	1,955,912
Centene Corp.†	2,847	203,190
Cigna Corp.	4,284	548,309
Humana, Inc.	1,170	210,460
UnitedHealth Group, Inc.	9,052	1,278,142
		4,196,013
Medical-Hospitals — 0.5%
HCA Holdings, Inc.†	2,112	162,645
Universal Health Services, Inc., Class B	15,657	2,099,604
		2,262,249
Medical-Wholesale Drug Distribution — 0.5%
AmerisourceBergen Corp.	3,064	243,036
McKesson Corp.	11,546	2,155,061
		2,398,097

4

Metal Processors & Fabrication — 0.2%
Rexnord Corp.†	45,540	893,950
Multimedia — 1.0%
Twenty-First Century Fox, Inc., Class A	9,699	262,358
Twenty-First Century Fox, Inc., Class B	3,817	104,013
Walt Disney Co.	42,724	4,179,262
		4,545,633
Networking Products — 0.2%
Cisco Systems, Inc.	34,443	988,170
Non-Hazardous Waste Disposal — 0.1%
Republic Services, Inc.	1,863	95,591
Waste Management, Inc.	3,657	242,349
		337,940
Office Supplies & Forms — 0.0%
Avery Dennison Corp.	1,489	111,303
Oil Companies-Exploration & Production — 0.5%
Anadarko Petroleum Corp.	9,141	486,758
Apache Corp.	2,655	147,804
Cabot Oil & Gas Corp.	3,262	83,964
Cimarex Energy Co.	1,029	122,780
Concho Resources, Inc.†	1,393	166,143
Devon Energy Corp.	4,376	158,630
EOG Resources, Inc.	4,871	406,339
Newfield Exploration Co.†	2,004	88,537
Occidental Petroleum Corp.	5,230	395,179
Pioneer Natural Resources Co.	2,732	413,105
		2,469,239
Oil Refining & Marketing — 0.1%
Phillips 66	3,019	239,528
Tesoro Corp.	882	66,079
		305,607
Oil-Field Services — 0.4%
Halliburton Co.	43,693	1,978,856
Pharmacy Services — 0.2%
Diplomat Pharmacy, Inc.†	30,396	1,063,860
Pipelines — 0.0%
Williams Cos., Inc.	4,221	91,300
Real Estate Investment Trusts — 4.1%
American Tower Corp.	69,163	7,857,609
Apartment Investment & Management Co., Class A	1,412	62,354
AvalonBay Communities, Inc.	2,291	413,274
Boston Properties, Inc.	1,642	216,580
Crown Castle International Corp.	5,627	570,747
Digital Realty Trust, Inc.	1,594	173,730
Equinix, Inc.	10,754	4,169,649
Equity Residential	6,105	420,512
Essex Property Trust, Inc.	1,093	249,302
Extra Space Storage, Inc.	2,091	193,501
Federal Realty Investment Trust	782	129,460
General Growth Properties, Inc.	5,939	177,101
Host Hotels & Resorts, Inc.	5,991	97,114
Iron Mountain, Inc.	1,557	62,015
Kimco Realty Corp.	7,009	219,943
Macerich Co.	991	84,622
Prologis, Inc.	8,775	430,326
Public Storage	2,461	629,007
Realty Income Corp.	3,098	214,877
Simon Property Group, Inc.	7,410	1,607,229
SL Green Realty Corp.	703	74,848
UDR, Inc.	4,462	164,737
Ventas, Inc.	2,598	189,186
Vornado Realty Trust	1,452	145,374
Welltower, Inc.	3,578	272,536
Weyerhaeuser Co.	6,239	185,735
		19,011,368
Real Estate Management/Services — 0.2%
CBRE Group, Inc., Class A†	4,874	129,064
Jones Lang LaSalle, Inc.	7,303	711,677
		840,741
Recreational Vehicles — 0.2%
Polaris Industries, Inc.	13,536	1,106,703
Rental Auto/Equipment — 0.0%
United Rentals, Inc.†	606	40,663
Retail-Apparel/Shoe — 1.2%
Foot Locker, Inc.	1,477	81,028
Kate Spade & Co.†	51,341	1,058,138
L Brands, Inc.	4,226	283,692
PVH Corp.	15,009	1,414,298
Ross Stores, Inc.	48,641	2,757,458
		5,594,614
Retail-Auto Parts — 0.4%
Advance Auto Parts, Inc.	1,229	198,643
AutoZone, Inc.†	1,484	1,178,059
O’Reilly Automotive, Inc.†	1,611	436,742
		1,813,444
Retail-Automobile — 0.0%
CarMax, Inc.†	1,878	92,078
Retail-Building Products — 2.1%
Home Depot, Inc.	43,816	5,594,865
Lowe’s Cos., Inc.	51,827	4,103,144
		9,698,009
Retail-Catalog Shopping — 0.2%
Liberty Interactive Corp. QVC Group, Class A†	27,155	688,922
Retail-Discount — 1.8%
Costco Wholesale Corp.	36,792	5,777,816
Dollar General Corp.	2,512	236,128
Dollar Tree, Inc.†	24,710	2,328,670
		8,342,614
Retail-Drug Store — 0.8%
CVS Health Corp.	8,252	790,046
Walgreens Boots Alliance, Inc.	33,924	2,824,852
		3,614,898
Retail-Gardening Products — 0.5%
Tractor Supply Co.	23,835	2,173,275

5

Retail-Jewelry — 0.0%
Signet Jewelers, Ltd.	1,303	107,380
Retail-Major Department Stores — 0.2%
TJX Cos., Inc.	11,041	852,696
Retail-Perfume & Cosmetics — 0.1%
Ulta Salon Cosmetics & Fragrance, Inc.†	1,043	254,117
Retail-Restaurants — 2.9%
Chipotle Mexican Grill, Inc.†	4,025	1,621,109
Dunkin’ Brands Group, Inc.	19,648	857,046
McDonald’s Corp.	40,982	4,931,774
Starbucks Corp.	98,810	5,644,027
Yum! Brands, Inc.	3,539	293,454
		13,347,410
Rubber-Tires — 0.0%
Goodyear Tire & Rubber Co.	2,088	53,578
Semiconductor Components-Integrated Circuits — 0.4%
Analog Devices, Inc.	5,133	290,733
Linear Technology Corp.	2,356	109,625
NXP Semiconductors NV†	19,439	1,522,851
		1,923,209
Semiconductor Equipment — 0.2%
Applied Materials, Inc.	18,191	436,038
KLA-Tencor Corp.	1,352	99,034
Lam Research Corp.	2,666	224,104
		759,176
Soap & Cleaning Preparation — 0.1%
Church & Dwight Co., Inc.	2,143	220,493
Telecom Services — 0.0%
Level 3 Communications, Inc.†	1,985	102,208
Telecommunication Equipment — 0.2%
CommScope Holding Co., Inc.†	27,140	842,154
Juniper Networks, Inc.	5,900	132,691
		974,845
Telephone-Integrated — 0.3%
Verizon Communications, Inc.	27,233	1,520,691
Television — 0.1%
CBS Corp., Class B	3,815	207,689
TEGNA, Inc.	1,853	42,934
		250,623
Textile-Home Furnishings — 0.1%
Mohawk Industries, Inc.†	1,064	201,905
Tobacco — 2.1%
Altria Group, Inc.	59,039	4,071,329
Philip Morris International, Inc.	23,373	2,377,502
Reynolds American, Inc.	55,941	3,016,898
		9,465,729
Tools-Hand Held — 0.1%
Snap-on, Inc.	971	153,243
Stanley Black & Decker, Inc.	2,507	278,829
		432,072
Toys — 0.2%
Hasbro, Inc.	1,874	157,397
Mattel, Inc.	20,518	642,008
		799,405
Transport-Rail — 0.7%
CSX Corp.	46,464	1,211,781
Kansas City Southern	16,653	1,500,269
Union Pacific Corp.	5,619	490,258
		3,202,308
Transport-Services — 0.2%
C.H. Robinson Worldwide, Inc.	1,145	85,016
Expeditors International of Washington, Inc.	1,916	93,961
United Parcel Service, Inc., Class B	6,227	670,772
		849,749
Transport-Truck — 0.0%
JB Hunt Transport Services, Inc.	877	70,976
Vitamins & Nutrition Products — 0.0%
Mead Johnson Nutrition Co.	1,559	141,479
Water — 0.0%
American Water Works Co., Inc.	1,633	138,005
Web Portals/ISP — 4.9%
Alphabet, Inc., Class A†	11,300	7,949,889
Alphabet, Inc., Class C†	20,926	14,482,885
		22,432,774
Wireless Equipment — 0.0%
Motorola Solutions, Inc.	1,592	105,024
X-Ray Equipment — 0.0%
Hologic, Inc.†	4,052	140,199
Total Common Stocks (cost $376,026,592)		450,555,833
EXCHANGE-TRADED FUNDS — 0.7%
iShares S&P 500 Growth Index Fund (cost $3,247,249)	28,296	3,298,748
Total Long-Term Investment Securities (cost $379,273,841)		453,854,581
SHORT-TERM INVESTMENT SECURITIES — 1.0%
Commercial Paper — 0.4%
BNP Paribas SA NY 0.28% due 07/01/2016	$1,800,000	1,800,000
Registered Investment Companies — 0.6%
SSgA U.S. Government Money Market Fund, Class N 0.01%(1)	2,753,744	2,753,744
Total Short-Term Investment Securities (cost $4,553,744)		4,553,744
REPURCHASE AGREEMENTS — 0.2%
State Street Bank and Trust Co. Joint Repurchase Agreement(2) (cost $852,000)	852,000	852,000

6

TOTAL INVESTMENTS (cost $384,679,585)(3)	100.0%	459,260,325
Liabilities in excess of other assets	(0.0)	(94,645)
NET ASSETS	100.0%	$459,165,680

†                                         Non-income producing security

(1)                                 The rate shown is the 7-day yield as of June 30, 2016.

(2)                                 See Note 2 for details of Joint Repurchase Agreements.

(3)                                 See Note 4 for cost of investments on a tax basis.

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of June 30, 2016	Unrealized Appreciation (Depreciation)
4	Long	S&P Citigroup Growth Index	September 2016	$1,161,270	$1,171,400	$10,130

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2016 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs	Level 3-Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$450,555,833	$—	$—	$450,555,833
Exchange-Traded Funds	3,298,748	—	—	3,298,748
Short-Term Investment Securities:
Commercial Paper	—	1,800,000	—	1,800,000
Registed Investment Companies	2,753,744	—	—	2,753,744
Repurchase Agreements	—	852,000	—	852,000
Total Investments at Value	$456,608,325	$2,652,000	$—	$459,260,325

Other Financial Instruments:+
Futures Contracts	$10,130	$—	$—	$10,130

* For a detailed presentation of investments, please refer to the Portfolio of Investments.

+ Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards, swaps and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

7

SEASONS SERIES TRUST LARGE CAP VALUE PORTFOLIO

Portfolio of Investments — June 30, 2016 — (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCKS — 97.4%
Advertising Agencies — 0.1%
Interpublic Group of Cos., Inc.	5,318	$122,846
Omnicom Group, Inc.	4,451	362,712
		485,558
Aerospace/Defense — 0.2%
General Dynamics Corp.	5,801	807,731
Lockheed Martin Corp.	3,941	978,038
Raytheon Co.	4,797	652,152
		2,437,921
Aerospace/Defense-Equipment — 1.9%
Harris Corp.	2,015	168,132
Triumph Group, Inc.	112,447	3,991,869
United Technologies Corp.	143,379	14,703,516
		18,863,517
Agricultural Chemicals — 0.5%
Agrium, Inc.	39,700	3,589,674
CF Industries Holdings, Inc.	8,557	206,223
Monsanto Co.	8,019	829,245
Mosaic Co.	12,843	336,230
		4,961,372
Agricultural Operations — 0.1%
Archer-Daniels-Midland Co.	21,572	925,223
Airlines — 0.2%
American Airlines Group, Inc.	21,226	600,908
Delta Air Lines, Inc.	28,327	1,031,953
United Continental Holdings, Inc.†	12,324	505,777
		2,138,638
Apparel Manufacturers — 0.1%
Michael Kors Holdings, Ltd.†	2,203	109,004
Ralph Lauren Corp.	2,093	187,575
VF Corp.	6,001	369,002
		665,581
Appliances — 0.2%
Whirlpool Corp.	11,599	1,932,857
Applications Software — 0.4%
Microsoft Corp.	87,492	4,476,966
Audio/Video Products — 0.0%
Harman International Industries, Inc.	1,114	80,007
Auto-Cars/Light Trucks — 0.6%
Ford Motor Co.	340,691	4,282,486
General Motors Co.	51,443	1,455,837
		5,738,323
Auto-Heavy Duty Trucks — 0.1%
PACCAR, Inc.	12,866	667,359
Auto/Truck Parts & Equipment-Original — 0.6%
BorgWarner, Inc.	62,709	1,851,169
Delphi Automotive PLC	51,370	3,215,762
Johnson Controls, Inc.	23,803	1,053,521
		6,120,452
Banks-Commercial — 1.1%
BB&T Corp.	139,886	4,981,340
M&T Bank Corp.	47,211	5,581,757
Regions Financial Corp.	46,504	395,749
Zions Bancorporation	7,512	188,777
		11,147,623
Banks-Fiduciary — 0.6%
Bank of New York Mellon Corp.	130,742	5,079,327
Citizens Financial Group, Inc.	15,342	306,533
Northern Trust Corp.	2,992	198,250
State Street Corp.	14,536	783,781
		6,367,891
Banks-Super Regional — 5.2%
Capital One Financial Corp.	18,800	1,193,988
Comerica, Inc.	6,430	264,466
Fifth Third Bancorp	28,185	495,774
Huntington Bancshares, Inc.	14,957	133,716
KeyCorp	203,106	2,244,321
PNC Financial Services Group, Inc.	158,589	12,907,559
SunTrust Banks, Inc.	18,398	755,790
US Bancorp	230,618	9,300,824
Wells Fargo & Co.	524,907	24,843,848
		52,140,286
Beverages-Non-alcoholic — 1.3%
Coca-Cola Co.	177,418	8,042,358
PepsiCo, Inc.	46,553	4,931,825
		12,974,183
Beverages-Wine/Spirits — 0.5%
Diageo PLC ADR	39,954	4,510,008
Brewery — 0.0%
Molson Coors Brewing Co., Class B	3,042	307,637
Broadcast Services/Program — 0.0%
Scripps Networks Interactive, Inc., Class A	1,640	102,123
Building & Construction Products-Misc. — 0.5%
Fortune Brands Home & Security, Inc.	88,109	5,107,679
Building-Residential/Commercial — 0.6%
PulteGroup, Inc.	293,560	5,721,484
Cable/Satellite TV — 0.2%
Comcast Corp., Class A	32,842	2,140,970
Casino Hotels — 0.0%
Wynn Resorts, Ltd.	2,003	181,552
Chemicals-Diversified — 1.3%
Dow Chemical Co.	177,280	8,812,589
E.I. du Pont de Nemours & Co.	17,638	1,142,943
Eastman Chemical Co.	5,458	370,598
FMC Corp.	4,910	227,382
LyondellBasell Industries NV, Class A	26,439	1,967,590
PPG Industries, Inc.	3,809	396,707
		12,917,809
Commercial Services — 0.4%
Nielsen Holdings PLC	79,090	4,110,307
Quanta Services, Inc.†	5,545	128,201
		4,238,508
Commercial Services-Finance — 0.1%
Automatic Data Processing, Inc.	6,857	629,953
H&R Block, Inc.	2,801	64,423
Western Union Co.	8,655	166,003
		860,379

1

Computer Aided Design — 0.0%
Autodesk, Inc.†	3,133	169,621
Computer Services — 0.7%
Cognizant Technology Solutions Corp., Class A†	67,300	3,852,252
CSRA, Inc.	2,870	67,244
Hewlett Packard Enterprise Co.	26,842	490,403
International Business Machines Corp.	19,778	3,001,905
Teradata Corp.†	2,864	71,801
		7,483,605
Computers — 0.4%
Apple, Inc.	37,190	3,555,364
HP, Inc.	62,801	788,153
		4,343,517
Computers-Memory Devices — 0.3%
EMC Corp.	71,707	1,948,279
NetApp, Inc.	10,613	260,974
Seagate Technology PLC	10,958	266,937
Western Digital Corp.	10,332	488,290
		2,964,480
Consumer Products-Misc. — 0.1%
Kimberly-Clark Corp.	5,950	818,006
Containers-Metal/Glass — 0.0%
Ball Corp.	2,447	176,894
Owens-Illinois, Inc.†	5,944	107,051
		283,945
Containers-Paper/Plastic — 0.3%
Sealed Air Corp.	3,112	143,059
WestRock Co.	75,344	2,928,621
		3,071,680
Cosmetics & Toiletries — 1.9%
Colgate-Palmolive Co.	15,081	1,103,929
Procter & Gamble Co.	215,263	18,226,318
		19,330,247
Cruise Lines — 0.8%
Carnival Corp.	79,507	3,514,210
Norwegian Cruise Line Holdings, Ltd.†	106,337	4,236,466
Royal Caribbean Cruises, Ltd.	2,034	136,583
		7,887,259
Data Processing/Management — 0.0%
Dun & Bradstreet Corp.	572	69,692
Fidelity National Information Services, Inc.	4,482	330,234
		399,926
Dental Supplies & Equipment — 0.0%
DENTSPLY SIRONA, Inc.	3,956	245,430
Patterson Cos., Inc.	1,436	68,770
		314,200
Diagnostic Equipment — 0.7%
Abbott Laboratories	147,293	5,790,088
Danaher Corp.	7,479	755,379
Thermo Fisher Scientific, Inc.	4,912	725,797
		7,271,264
Dialysis Centers — 0.0%
DaVita HealthCare Partners, Inc.†	1,917	148,222
Distribution/Wholesale — 0.0%
Fastenal Co.	4,242	188,302
WW Grainger, Inc.	1,222	277,700
		466,002
Diversified Banking Institutions — 6.3%
Bank of America Corp.	852,687	11,315,157
Citigroup, Inc.	317,260	13,448,651
Goldman Sachs Group, Inc.	56,326	8,368,917
JPMorgan Chase & Co.	478,950	29,761,953
Morgan Stanley	29,398	763,760
		63,658,438
Diversified Manufacturing Operations — 2.6%
3M Co.	9,352	1,637,722
Dover Corp.	5,696	394,847
Eaton Corp PLC	95,400	5,698,242
General Electric Co.	151,918	4,782,378
Illinois Tool Works, Inc.	5,225	544,236
Ingersoll-Rand PLC	145,332	9,254,742
Parker-Hannifin Corp.	4,944	534,199
Pentair PLC	2,455	143,102
Textron, Inc.	84,419	3,086,359
		26,075,827
Diversified Operations — 0.0%
Leucadia National Corp.	12,238	212,085
Electric Products-Misc. — 0.1%
Emerson Electric Co.	23,619	1,231,967
Electric-Distribution — 0.3%
PPL Corp.	68,082	2,570,096
Electric-Integrated — 4.0%
AES Corp.	24,194	301,941
Ameren Corp.	8,908	477,291
American Electric Power Co., Inc.	18,037	1,264,213
CMS Energy Corp.	10,249	470,019
Consolidated Edison, Inc.	11,166	898,193
Dominion Resources, Inc.	70,348	5,482,220
DTE Energy Co.	6,588	653,003
Duke Energy Corp.	25,291	2,169,715
Edison International	118,302	9,188,516
Entergy Corp.	6,562	533,819
Eversource Energy	11,645	697,535
Exelon Corp.	33,842	1,230,495
FirstEnergy Corp.	15,592	544,317
NextEra Energy, Inc.	16,941	2,209,106
PG&E Corp.	18,211	1,164,047
Pinnacle West Capital Corp.	4,080	330,725
Public Service Enterprise Group, Inc.	18,574	865,734
SCANA Corp.	5,247	396,988
Southern Co.	34,457	1,847,929
TECO Energy, Inc.	4,064	112,329
WEC Energy Group, Inc.	11,588	756,696

2

Xcel Energy, Inc.	183,728	8,227,340
		39,822,171
Electronic Components-Misc. — 0.1%
Corning, Inc.	39,479	808,530
Garmin, Ltd.	4,306	182,660
		991,190
Electronic Components-Semiconductors — 1.5%
Intel Corp.	424,956	13,938,557
Micron Technology, Inc.†	19,798	272,420
Texas Instruments, Inc.	13,641	854,609
Xilinx, Inc.	3,726	171,880
		15,237,466
Electronic Connectors — 0.5%
TE Connectivity, Ltd.	80,185	4,579,365
Electronic Measurement Instruments — 0.0%
Agilent Technologies, Inc.	7,581	336,293
FLIR Systems, Inc.	2,577	79,758
		416,051
Electronic Security Devices — 0.7%
Tyco International PLC	167,892	7,152,199
Electronics-Military — 0.0%
L-3 Communications Holdings, Inc.	2,825	414,399
Energy-Alternate Sources — 0.0%
First Solar, Inc.†	2,815	136,471
Engineering/R&D Services — 0.1%
Fluor Corp.	5,111	251,870
Jacobs Engineering Group, Inc.†	4,476	222,950
		474,820
Engines-Internal Combustion — 0.1%
Cummins, Inc.	5,817	654,064
Enterprise Software/Service — 1.1%
CA, Inc.	10,864	356,665
Oracle Corp.	255,592	10,461,381
		10,818,046
Finance-Consumer Loans — 0.3%
Navient Corp.	12,134	145,002
Synchrony Financial†	122,733	3,102,690
		3,247,692
Finance-Credit Card — 0.4%
American Express Co.	29,678	1,803,235
Discover Financial Services	34,364	1,841,567
		3,644,802
Finance-Other Services — 0.4%
CME Group, Inc.	6,092	593,361
Intercontinental Exchange, Inc.	13,346	3,416,042
Nasdaq, Inc.	1,607	103,925
		4,113,328
Food-Confectionery — 0.1%
Hershey Co.	2,322	263,524
J.M. Smucker Co.	1,845	281,196
		544,720
Food-Meat Products — 0.1%
Tyson Foods, Inc., Class A	11,033	736,894
Food-Misc./Diversified — 1.6%
ConAgra Foods, Inc.	6,889	329,363
General Mills, Inc.	8,292	591,385
Ingredion, Inc.	40,253	5,209,141
Kellogg Co.	4,071	332,397
Kraft Heinz Co.	59,481	5,262,879
McCormick & Co., Inc.	1,354	144,431
Mondelez International, Inc., Class A	88,850	4,043,564
		15,913,160
Food-Retail — 0.1%
Kroger Co.	18,909	695,662
Whole Foods Market, Inc.	11,786	377,388
		1,073,050
Food-Wholesale/Distribution — 0.3%
Sysco Corp.	67,460	3,422,920
Gas-Distribution — 0.5%
AGL Resources, Inc.	2,038	134,447
CenterPoint Energy, Inc.	15,809	379,416
NiSource, Inc.	11,805	313,069
Sempra Energy	39,802	4,538,224
		5,365,156
Gold Mining — 0.1%
Newmont Mining Corp.	19,477	761,940
Home Furnishings — 0.0%
Leggett & Platt, Inc.	1,874	95,780
Hotels/Motels — 0.6%
Hilton Worldwide Holdings, Inc.	154,400	3,478,632
Marriott International, Inc., Class A	30,650	2,036,999
Starwood Hotels & Resorts Worldwide, Inc.	3,218	237,971
		5,753,602
Human Resources — 0.0%
Robert Half International, Inc.	2,121	80,937
Independent Power Producers — 0.0%
NRG Energy, Inc.	11,561	173,299
Industrial Automated/Robotic — 0.4%
Rockwell Automation, Inc.	30,507	3,502,814
Industrial Gases — 0.1%
Air Products & Chemicals, Inc.	3,713	527,395
Praxair, Inc.	5,341	600,275
		1,127,670
Instruments-Controls — 0.4%
Honeywell International, Inc.	35,410	4,118,891
Insurance Brokers — 0.5%
Aon PLC	3,696	403,714
Arthur J. Gallagher & Co.	3,056	145,466
Marsh & McLennan Cos., Inc.	61,292	4,196,050
Willis Towers Watson PLC	2,033	252,722
		4,997,952

3

Insurance-Life/Health — 1.1%
Aflac, Inc.	55,848	4,029,992
Lincoln National Corp.	8,775	340,207
Principal Financial Group, Inc.	114,821	4,720,291
Prudential Financial, Inc.	16,227	1,157,634
Torchmark Corp.	1,936	119,683
Unum Group	8,729	277,495
		10,645,302
Insurance-Multi-line — 3.2%
Allstate Corp.	50,604	3,539,750
American International Group, Inc.(1)	41,082	2,172,827
Assurant, Inc.	1,251	107,974
Chubb, Ltd.	99,879	13,055,184
Cincinnati Financial Corp.	2,552	191,119
Hartford Financial Services Group, Inc.	14,442	640,936
Loews Corp.	9,833	404,038
MetLife, Inc.	157,675	6,280,195
XL Group PLC	157,731	5,254,020
		31,646,043
Insurance-Property/Casualty — 0.2%
Progressive Corp.	11,558	387,193
Travelers Cos., Inc.	10,735	1,277,894
		1,665,087
Insurance-Reinsurance — 1.0%
Berkshire Hathaway, Inc., Class B†	68,794	9,960,683
Internet Infrastructure Software — 0.0%
F5 Networks, Inc.†	811	92,324
Internet Security — 0.4%
Symantec Corp.	199,451	4,096,724
Investment Management/Advisor Services — 2.3%
Affiliated Managers Group, Inc.†	751	105,718
Ameriprise Financial, Inc.	51,485	4,625,927
BlackRock, Inc.	23,361	8,001,844
Franklin Resources, Inc.	13,529	451,463
Invesco, Ltd.	368,285	9,405,999
Legg Mason, Inc.	3,870	114,126
T. Rowe Price Group, Inc.	3,007	219,421
		22,924,498
Machinery-Construction & Mining — 0.5%
Caterpillar, Inc.	68,935	5,225,962
Machinery-Farming — 0.1%
Deere & Co.	10,960	888,198
Machinery-Pumps — 0.0%
Flowserve Corp.	4,786	216,183
Xylem, Inc.	3,875	173,019
		389,202
Medical Instruments — 1.6%
Intuitive Surgical, Inc.†	503	332,689
Medtronic PLC	171,659	14,894,852
St. Jude Medical, Inc.	5,114	398,892
		15,626,433
Medical Labs & Testing Services — 0.4%
Laboratory Corp. of America Holdings†	24,500	3,191,615
Quest Diagnostics, Inc.	5,193	422,762
		3,614,377
Medical Products — 0.8%
Baxter International, Inc.	78,595	3,554,066
Henry Schein, Inc.†	934	165,131
Stryker Corp.	4,383	525,215
Varian Medical Systems, Inc.†	1,573	129,348
Zimmer Biomet Holdings, Inc.	28,157	3,389,539
		7,763,299
Medical-Biomedical/Gene — 1.1%
Amgen, Inc.	33,699	5,127,303
Gilead Sciences, Inc.	37,796	3,152,942
Vertex Pharmaceuticals, Inc.†	28,165	2,422,753
		10,702,998
Medical-Drugs — 7.1%
AbbVie, Inc.	66,920	4,143,017
Allergan PLC†	38,300	8,850,747
AstraZeneca PLC ADR	122,461	3,697,098
Bristol-Myers Squibb Co.	102,819	7,562,338
Eli Lilly & Co.	13,551	1,067,141
Endo International PLC†	4,964	77,389
Johnson & Johnson	83,951	10,183,256
Mallinckrodt PLC†	4,014	243,971
Merck & Co., Inc.	274,307	15,802,826
Pfizer, Inc.	421,175	14,829,572
Roche Holding AG ADR	131,800	4,342,810
Zoetis, Inc.	5,866	278,400
		71,078,565
Medical-Generic Drugs — 0.2%
Mylan NV†	7,839	338,958
Perrigo Co. PLC	3,050	276,544
Teva Pharmaceutical Industries, Ltd. ADR	31,180	1,566,171
		2,181,673
Medical-HMO — 0.7%
Anthem, Inc.	29,724	3,903,950
Humana, Inc.	2,900	521,652
UnitedHealth Group, Inc.	15,010	2,119,412
		6,545,014
Medical-Hospitals — 0.3%
HCA Holdings, Inc.†	38,832	2,990,453
Universal Health Services, Inc., Class B	1,252	167,893
		3,158,346
Medical-Wholesale Drug Distribution — 0.2%
Cardinal Health, Inc.	11,961	933,077
McKesson Corp.	8,261	1,541,916
		2,474,993
Metal-Aluminum — 0.0%
Alcoa, Inc.	48,281	447,565
Metal-Copper — 0.1%
Freeport-McMoRan, Inc.	45,969	512,095
Motorcycle/Motor Scooter — 0.0%
Harley-Davidson, Inc.	6,648	301,154

4

Multimedia — 1.0%
Thomson Reuters Corp.	79,955	3,231,781
Time Warner, Inc.	71,220	5,237,519
Twenty-First Century Fox, Inc., Class A	18,907	511,434
Twenty-First Century Fox, Inc., Class B	7,440	202,740
Viacom, Inc., Class B	12,725	527,706
		9,711,180
Networking Products — 2.2%
Cisco Systems, Inc.	761,605	21,850,447
Non-Hazardous Waste Disposal — 0.1%
Republic Services, Inc.	4,617	236,898
Waste Management, Inc.	7,129	472,439
		709,337
Office Automation & Equipment — 0.0%
Pitney Bowes, Inc.	6,925	123,265
Xerox Corp.	34,958	331,751
		455,016
Oil & Gas Drilling — 0.0%
Diamond Offshore Drilling, Inc.	2,367	57,589
Helmerich & Payne, Inc.	3,966	266,237
Transocean, Ltd.	12,603	149,850
		473,676
Oil Companies-Exploration & Production — 3.0%
Anadarko Petroleum Corp.	61,464	3,272,958
Apache Corp.	8,060	448,700
Cabot Oil & Gas Corp.	9,901	254,852
Chesapeake Energy Corp.†	21,471	91,896
Cimarex Energy Co.	1,218	145,332
Concho Resources, Inc.†	1,723	205,502
ConocoPhillips	45,464	1,982,230
Devon Energy Corp.	9,619	348,689
EOG Resources, Inc.	72,682	6,063,132
EQT Corp.	6,342	491,061
Hess Corp.	9,678	581,648
Newfield Exploration Co.†	2,816	124,411
Noble Energy, Inc.	15,734	564,379
Occidental Petroleum Corp.	107,523	8,124,438
Pioneer Natural Resources Co.	30,722	4,645,474
Range Resources Corp.	6,232	268,848
Southwestern Energy Co.†	175,238	2,204,494
		29,818,044
Oil Companies-Integrated — 7.0%
Chevron Corp.	264,788	27,757,726
Exxon Mobil Corp.	197,442	18,508,213
Imperial Oil, Ltd.	177,700	5,622,800
Marathon Oil Corp.	355,290	5,332,903
Murphy Oil Corp.	5,942	188,658
Royal Dutch Shell PLC, Class B(2)	151,117	4,155,605
TOTAL SA ADR	190,070	9,142,367
		70,708,272
Oil Field Machinery & Equipment — 0.1%
FMC Technologies, Inc.†	8,310	221,628
National Oilwell Varco, Inc.	13,843	465,817
		687,445
Oil Refining & Marketing — 0.3%
Marathon Petroleum Corp.	19,452	738,398
Phillips 66	17,173	1,362,506
Tesoro Corp.	2,467	184,827
Valero Energy Corp.	17,248	879,648
		3,165,379
Oil-Field Services — 2.5%
Baker Hughes, Inc.	16,077	725,555
Halliburton Co.	217,138	9,834,180
Schlumberger, Ltd.	180,653	14,286,039
		24,845,774
Paper & Related Products — 0.5%
International Paper Co.	107,064	4,537,372
Pharmacy Services — 0.2%
Express Scripts Holding Co.†	23,232	1,760,986
Pipelines — 0.3%
Columbia Pipeline Group, Inc.	14,679	374,168
Kinder Morgan, Inc.	67,179	1,257,591
ONEOK, Inc.	7,713	365,982
Spectra Energy Corp.	25,119	920,109
Williams Cos., Inc.	15,797	341,689
		3,259,539
Publishing-Newspapers — 0.0%
News Corp., Class A	13,972	158,582
News Corp., Class B	3,958	46,190
		204,772
Real Estate Investment Trusts — 0.5%
Apartment Investment & Management Co., Class A	2,645	116,803
Boston Properties, Inc.	2,030	267,757
Digital Realty Trust, Inc.	1,887	205,664
Federal Realty Investment Trust	885	146,512
General Growth Properties, Inc.	8,346	248,878
HCP, Inc.	17,148	606,696
Host Hotels & Resorts, Inc.	14,267	231,268
Iron Mountain, Inc.	5,353	213,210
Macerich Co.	2,456	209,718
Realty Income Corp.	2,648	183,665
Simon Property Group, Inc.	4,316	936,140
SL Green Realty Corp.	2,134	227,207
Ventas, Inc.	6,703	488,113
Vornado Realty Trust	3,322	332,599
Welltower, Inc.	5,242	399,283
Weyerhaeuser Co.	13,713	408,236
		5,221,749
Rental Auto/Equipment — 0.0%
United Rentals, Inc.†	1,917	128,631
Retail-Apparel/Shoe — 0.6%
Coach, Inc.	10,207	415,834
Foot Locker, Inc.	1,749	95,950
Gap, Inc.	8,328	176,720
PVH Corp.	51,361	4,839,747
Urban Outfitters, Inc.†	3,182	87,505
		5,615,756
Retail-Auto Parts — 0.5%
Advance Auto Parts, Inc.	28,660	4,632,316

5

Genuine Parts Co.	5,493	556,166
		5,188,482
Retail-Automobile — 0.0%
AutoNation, Inc.†	2,612	122,712
CarMax, Inc.†	2,989	146,550
		269,262
Retail-Bedding — 0.0%
Bed Bath & Beyond, Inc.	5,667	244,928
Retail-Building Products — 0.2%
Lowe’s Cos., Inc.	19,990	1,582,608
Retail-Catalog Shopping — 0.5%
Liberty Interactive Corp. QVC Group, Class A†	191,300	4,853,281
Retail-Consumer Electronics — 0.0%
Best Buy Co., Inc.	10,351	316,741
Retail-Discount — 0.7%
Costco Wholesale Corp.	9,006	1,414,302
Dollar General Corp.	4,897	460,318
Target Corp.	21,634	1,510,486
Wal-Mart Stores, Inc.	56,066	4,093,939
		7,479,045
Retail-Drug Store — 0.8%
CVS Health Corp.	70,982	6,795,817
Walgreens Boots Alliance, Inc.	13,643	1,136,052
		7,931,869
Retail-Jewelry — 0.4%
Signet Jewelers, Ltd.	45,500	3,749,655
Tiffany & Co.	4,025	244,076
		3,993,731
Retail-Major Department Stores — 0.0%
Nordstrom, Inc.	4,712	179,292
Retail-Office Supplies — 0.0%
Staples, Inc.	23,727	204,527
Retail-Regional Department Stores — 0.1%
Kohl’s Corp.	6,744	255,733
Macy’s, Inc.	11,322	380,532
		636,265
Retail-Restaurants — 0.2%
Darden Restaurants, Inc.	4,187	265,204
McDonald’s Corp.	10,958	1,318,686
Yum! Brands, Inc.	7,180	595,366
		2,179,256
Rubber-Tires — 0.0%
Goodyear Tire & Rubber Co.	5,175	132,791
Savings & Loans/Thrifts — 0.0%
People’s United Financial, Inc.	11,412	167,300
Semiconductor Components-Integrated Circuits — 1.5%
Linear Technology Corp.	3,599	167,461
Maxim Integrated Products, Inc.	132,448	4,727,069
QUALCOMM, Inc.	185,796	9,953,092
		14,847,622
Semiconductor Equipment — 0.8%
Applied Materials, Inc.	207,490	4,973,535
KLA-Tencor Corp.	2,744	200,998
Lam Research Corp.	36,080	3,032,885
		8,207,418
Shipbuilding — 0.3%
Huntington Ingalls Industries, Inc.	15,520	2,607,826
Steel-Producers — 0.1%
Nucor Corp.	11,672	576,714
Telecom Services — 0.0%
Level 3 Communications, Inc.†	6,280	323,357
Telephone-Integrated — 2.3%
AT&T, Inc.	300,042	12,964,815
CenturyLink, Inc.	20,047	581,563
Frontier Communications Corp.	43,067	212,751
Verizon Communications, Inc.	163,328	9,120,236
		22,879,365
Television — 0.7%
AMC Networks, Inc., Class A†	27,330	1,651,279
CBS Corp., Class B	97,951	5,332,452
TEGNA, Inc.	3,914	90,687
		7,074,418
Tobacco — 0.9%
British American Tobacco PLC ADR	48,342	6,259,322
Philip Morris International, Inc.	25,628	2,606,880
		8,866,202
Tools-Hand Held — 0.4%
Stanley Black & Decker, Inc.	33,450	3,720,309
Toys — 0.0%
Mattel, Inc.	12,499	391,094
Transport-Rail — 1.3%
CSX Corp.	35,092	915,199
Kansas City Southern	3,965	357,207
Norfolk Southern Corp.	10,857	924,257
Union Pacific Corp.	124,236	10,839,591
		13,036,254
Transport-Services — 0.7%
C.H. Robinson Worldwide, Inc.	2,725	202,331
Expeditors International of Washington, Inc.	2,473	121,276
FedEx Corp.	36,965	5,610,548
Ryder System, Inc.	1,972	120,568
United Parcel Service, Inc., Class B	11,660	1,256,015
		7,310,738
Transport-Truck — 0.0%
JB Hunt Transport Services, Inc.	1,340	108,446
Vitamins & Nutrition Products — 0.0%
Mead Johnson Nutrition Co.	3,426	310,910
Water — 0.0%
American Water Works Co., Inc.	2,936	248,121

6

Web Portals/ISP — 0.1%
Yahoo!, Inc.†	32,084	1,205,075
Wireless Equipment — 0.0%
Motorola Solutions, Inc.	2,333	153,908
Total Common Stocks (cost $921,913,115)		978,604,207
EXCHANGE-TRADED FUNDS — 1.1%
iShares Russell 1000 Value ETF	3,210	331,465
iShares S&P 500 Value ETF	117,086	10,877,289
Total Exchange-Traded Funds (cost $10,930,020)		11,208,754
Total Long-Term Investment Securities (cost $932,843,135)		989,812,961
SHORT-TERM INVESTMENT SECURITIES — 0.5%
Time Deposits — 0.5%
Euro Time Deposit with State Street Bank and Trust Co. 0.01% due 07/01/2016 (cost $4,684,000)	$4,684,000	4,684,000
REPURCHASE AGREEMENTS — 1.0%
Bank of America Securities LLC Joint Repurchase Agreement(3)	2,175,000	2,175,000
Barclays Capital, Inc. Joint Repurchase Agreement(3)	1,085,000	1,085,000
BNP Paribas SA Joint Repurchase Agreement(3)	2,175,000	2,175,000
Deutsche Bank AG Joint Repurchase Agreement(3)	2,010,000	2,010,000
RBS Securities, Inc. Joint Repurchase Agreement(3)	2,630,000	2,630,000
State Street Bank and Trust Co. Joint Repurchase Agreement(3)	364,000	364,000
Total Repurchase Agreements (cost $10,439,000)		10,439,000
TOTAL INVESTMENTS (cost $947,966,135)(4)	100.0%	1,004,935,961
Liabilities in excess of other assets	(0.0)	(207,975)
NET ASSETS	100.0%	$1,004,727,986

†                      Non-income producing security

(1)              Security represents an investment in an affiliated company (see Note 3).

(2)              Security was valued using fair value procedures at June 30, 2016. The aggregate value of these securities was $4,155,605 representing 0.4% of net assets. Securities are classified as Level 2 based on the securities valuation inputs. See Note 1 regarding fair value pricing for foreign equity securities.

(3)              See Note 2 for details of Joint Repurchase Agreements.

(4)              See Note 4 for cost of investments on a tax basis.

ADR — American Depositary Receipt

ETF — Exchange-Traded Fund

Futures Contracts

Number						Unrealized
of			Expiration	Value at	Value as of	Appreciation
Contracts	Type	Description	Month	Trade Date	June 30, 2016	(Depreciation)
4	Long	S&P 500 Citigroup Value Index	September 2016	$898,170	$914,900	$16,730

Forward Foreign Currency Contracts

Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized Depreciation
Morgan Stanley Capital Services, Inc.	CAD	5,980,687	USD	4,574,008	09/30/2016	$—	$(55,933)
UBS AG	EUR	6,869,471	USD	7,591,968	09/30/2016	—	(55,828)
Net Unrealized Appreciation(Depreciation)						$—	$(111,761)

CAD-Canadian Dollar

EUR-Euro Currency

USD-United States Dollar

The following is a summary of the inputs used to value the Portfolio’s net assets as of  June 30, 2016 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs		Level 3-Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$974,448,602	$4,155,605	**	$—	$978,604,207
Exchange-Traded Funds	11,208,754	—		—	11,208,754
Short-Term Investment Securities	—	4,684,000		—	4,684,000
Repurchase Agreements	—	10,439,000		—	10,439,000
Total Investments at Value	$985,657,356	$19,278,605		$—	$1,004,935,961

Other Financial Instruments:+
Futures Contracts	$16,730	$—		$—	$16,730

LIABILITIES:
Other Financial Instruments:+
Forward Foreign Currency Contracts	$—	$111,761		$—	$111,761

* For a detailed presentation of investments, please refer to the Portfolio of Investments.

** Represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board (see Note 1).

+ Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards, swaps and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no material transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

7

SEASONS SERIES TRUST MID CAP GROWTH PORTFOLIO

Portfolio of Investments — June 30, 2016 — (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCKS — 95.5%
Advanced Materials — 0.0%
Hexcel Corp.	2,285	$95,147
Advertising Agencies — 0.6%
Interpublic Group of Cos., Inc.	20,802	480,526
Omnicom Group, Inc.	7,932	646,379
		1,126,905
Advertising Sales — 0.0%
Clear Channel Outdoor Holdings, Inc., Class A	448	2,787
Aerospace/Defense — 0.6%
Rockwell Collins, Inc.	6,012	511,862
Spirit AeroSystems Holdings, Inc., Class A†	1,685	72,455
TransDigm Group, Inc.†	2,686	708,271
		1,292,588
Aerospace/Defense-Equipment — 0.3%
B/E Aerospace, Inc.	2,517	116,222
Harris Corp.	4,492	374,813
HEICO Corp.	479	32,002
HEICO Corp., Class A	942	50,538
		573,575
Agricultural Chemicals — 0.1%
CF Industries Holdings, Inc.	5,400	130,140
Airlines — 0.9%
Alaska Air Group, Inc.	6,830	398,121
Allegiant Travel Co.	900	136,350
Copa Holdings SA, Class A	2,100	109,746
JetBlue Airways Corp.†	596	9,870
Southwest Airlines Co.	15,600	611,676
Spirit Airlines, Inc.†	2,900	130,123
United Continental Holdings, Inc.†	9,200	377,568
		1,773,454
Apparel Manufacturers — 1.3%
Carter’s, Inc.	1,234	131,384
Hanesbrands, Inc.	33,499	841,830
Michael Kors Holdings, Ltd.†	4,234	209,498
Ralph Lauren Corp.	97	8,693
Under Armour, Inc., Class A†	23,174	929,973
Under Armour, Inc., Class C†	11,840	430,980
		2,552,358
Appliances — 0.1%
Whirlpool Corp.	1,280	213,299
Applications Software — 2.2%
Check Point Software Technologies, Ltd.†	1,700	135,456
Citrix Systems, Inc.†	3,828	306,584
Dropbox, Inc., Class A†(2)(3)(4)	3,515	25,742
Dropbox, Inc., Class B†(2)(3)(4)	844	6,181
Intuit, Inc.	5,100	569,211
NetSuite, Inc.†	5,181	377,177
Nuance Communications, Inc.†	4,168	65,146
PTC, Inc.†	1,248	46,900
Red Hat, Inc.†	10,567	767,164
ServiceNow, Inc.†	29,492	1,958,269
Tableau Software, Inc., Class A†	3,806	186,189
		4,444,019
Athletic Equipment — 0.0%
Vista Outdoor, Inc.†	262	12,505
Auction Houses/Art Dealers — 0.3%
KAR Auction Services, Inc.	9,795	408,843
Ritchie Bros. Auctioneers, Inc.	5,900	199,302
Sotheby’s	3,800	104,120
		712,265
Audio/Video Products — 0.6%
Harman International Industries, Inc.	17,318	1,243,779
Auto-Cars/Light Trucks — 0.2%
Ferrari NV	2,940	120,334
Tesla Motors, Inc.†	900	191,052
		311,386
Auto-Heavy Duty Trucks — 0.1%
PACCAR, Inc.	3,044	157,892
Auto/Truck Parts & Equipment-Original — 1.5%
BorgWarner, Inc.	7,348	216,913
Delphi Automotive PLC	8,436	528,094
Lear Corp.	1,508	153,454
Mobileye NV†	42,181	1,946,231
Visteon Corp.	842	55,412
WABCO Holdings, Inc.†	2,503	229,200
		3,129,304
Banks-Commercial — 0.5%
BankUnited, Inc.	6,200	190,464
First Republic Bank	2,888	202,131
Signature Bank†	768	95,939
SVB Financial Group†	3,144	299,183
Webster Financial Corp.	5,000	169,750
Western Alliance Bancorp†	1,300	42,445
		999,912
Banks-Fiduciary — 0.3%
Citizens Financial Group, Inc.	5,385	107,592
Northern Trust Corp.	4,000	265,040
State Street Corp.	3,600	194,112
		566,744
Banks-Super Regional — 0.1%
Fifth Third Bancorp	7,300	128,407
Batteries/Battery Systems — 0.0%
Energizer Holdings, Inc.	473	24,355
Beverages-Non-alcoholic — 1.7%
Dr Pepper Snapple Group, Inc.	6,473	625,486
Monster Beverage Corp.†	18,094	2,907,887
		3,533,373
Beverages-Wine/Spirits — 0.6%
Brown-Forman Corp., Class A	631	68,167
Brown-Forman Corp., Class B	5,639	562,547
Constellation Brands, Inc., Class A	3,300	545,820
		1,176,534
Brewery — 0.4%
Molson Coors Brewing Co., Class B	8,895	899,551
Broadcast Services/Program — 0.3%
Discovery Communications, Inc., Class A†	3,432	86,589
Discovery Communications, Inc., Class C†	10,197	243,199

1

Scripps Networks Interactive, Inc., Class A	2,031	126,470
Starz, Class A†	2,078	62,174
		518,432
Building & Construction Products-Misc. — 0.7%
Fortune Brands Home & Security, Inc.	24,943	1,445,946
Building Products-Air & Heating — 0.1%
Lennox International, Inc.	907	129,338
Building Products-Cement — 0.6%
Eagle Materials, Inc.	2,452	189,172
Martin Marietta Materials, Inc.	1,418	272,256
Vulcan Materials Co.	6,343	763,443
		1,224,871
Building Products-Wood — 0.1%
Masco Corp.	5,312	164,353
Building-Heavy Construction — 0.4%
SBA Communications Corp., Class A†	7,856	847,977
Building-Maintenance & Services — 0.2%
Rollins, Inc.	11,763	344,303
Building-Mobile Home/Manufactured Housing — 0.0%
Thor Industries, Inc.	1,186	76,782
Building-Residential/Commercial — 0.5%
CalAtlantic Group, Inc.	226	8,296
D.R. Horton, Inc.	4,568	143,801
Lennar Corp., Class A	2,327	107,275
Lennar Corp., Class B	126	4,693
NVR, Inc.†	226	402,357
PulteGroup, Inc.	9,623	187,552
Toll Brothers, Inc.†	6,191	166,600
		1,020,574
Cable/Satellite TV — 0.0%
Cable One, Inc.	116	59,324
Casino Hotels — 0.3%
MGM Resorts International†	12,053	272,759
Wynn Resorts, Ltd.	3,200	290,048
		562,807
Cellular Telecom — 0.1%
T-Mobile US, Inc.†	6,200	268,274
Chemicals-Diversified — 0.2%
Celanese Corp., Series A	5,731	375,094
FMC Corp.	2,656	122,999
		498,093
Chemicals-Plastics — 0.0%
PolyOne Corp.	2,800	98,672
Chemicals-Specialty — 0.8%
Ashland, Inc.	2,600	298,402
International Flavors & Fragrances, Inc.	1,967	247,980
NewMarket Corp.	569	235,782
Platform Specialty Products Corp.†	78,090	693,439
W.R. Grace & Co.	962	70,428
		1,546,031
Coatings/Paint — 0.7%
Axalta Coating Systems, Ltd.†	4,059	107,685
RPM International, Inc.	10,414	520,180
Sherwin-Williams Co.	1,700	499,239
Valspar Corp.	1,934	208,930
		1,336,034
Commercial Services — 1.6%
Aramark	2,574	86,023
Cintas Corp.	2,190	214,905
CoStar Group, Inc.†	10,045	2,196,440
Live Nation Entertainment, Inc.†	1,846	43,381
Nielsen Holdings PLC	9,955	517,361
Quanta Services, Inc.†	966	22,334
ServiceMaster Global Holdings, Inc.†	3,342	133,011
		3,213,455
Commercial Services-Finance — 3.3%
Equifax, Inc.	6,323	811,873
Euronet Worldwide, Inc.†	1,229	85,034
FleetCor Technologies, Inc.†	2,260	323,474
Global Payments, Inc.	7,684	548,484
MarketAxess Holdings, Inc.	903	131,296
Moody’s Corp.	7,041	659,812
Morningstar, Inc.	441	36,065
S&P Global, Inc.	14,104	1,512,795
Sabre Corp.	16,707	447,581
Square, Inc., Class A†	1,275	11,539
Total System Services, Inc.	4,097	217,592
TransUnion†	27,906	933,177
Vantiv, Inc., Class A†	11,621	657,749
Western Union Co.	12,141	232,864
WEX, Inc.†	2,351	208,463
		6,817,798
Computer Aided Design — 0.2%
ANSYS, Inc.†	1,662	150,827
Autodesk, Inc.†	6,575	355,970
		506,797
Computer Data Security — 0.1%
Fortinet, Inc.†	7,371	232,850
Computer Services — 0.6%
CSRA, Inc.	4,031	94,446
DST Systems, Inc.	810	94,308
EPAM Systems, Inc.†	1,800	115,758
Genpact, Ltd.†	8,708	233,723
IHS, Inc., Class A†	3,980	460,128
Manhattan Associates, Inc.†	1,767	113,318
Teradata Corp.†	3,195	80,099
		1,191,780
Computer Software — 1.3%
Akamai Technologies, Inc.†	20,779	1,162,169
Rackspace Hosting, Inc.†	2,646	55,196
SS&C Technologies Holdings, Inc.	52,290	1,468,303
		2,685,668
Computers-Integrated Systems — 0.1%
NCR Corp.†	3,045	84,560
VeriFone Systems, Inc.†	2,697	50,002
		134,562

2

Computers-Memory Devices — 0.3%
Pure Storage, Inc., Class A†	51,875	565,438
Consulting Services — 0.8%
Booz Allen Hamilton Holding Corp.	8,535	252,977
Gartner, Inc.†	5,671	552,412
Verisk Analytics, Inc.†	10,582	857,989
		1,663,378
Consumer Products-Misc. — 0.7%
Clorox Co.	3,723	515,226
Samsonite International SA(1)	324,990	898,687
Spectrum Brands Holdings, Inc.	606	72,302
		1,486,215
Containers-Metal/Glass — 0.5%
Ball Corp.	9,743	704,322
Crown Holdings, Inc.†	3,318	168,123
Owens-Illinois, Inc.†	3,974	71,572
Silgan Holdings, Inc.	1,005	51,717
		995,734
Containers-Paper/Plastic — 0.4%
Bemis Co., Inc.	337	17,352
Berry Plastics Group, Inc.†	2,980	115,773
Graphic Packaging Holding Co.	5,527	69,308
Packaging Corp. of America	2,304	154,207
Sealed Air Corp.	11,245	516,933
		873,573
Cosmetics & Toiletries — 0.0%
Coty, Inc., Class A	621	16,140
Cruise Lines — 0.2%
Norwegian Cruise Line Holdings, Ltd.†	4,465	177,886
Royal Caribbean Cruises, Ltd.	2,500	167,875
		345,761
Data Processing/Management — 1.5%
Broadridge Financial Solutions, Inc.	2,904	189,341
Dun & Bradstreet Corp.	362	44,106
Fidelity National Information Services, Inc.	10,460	770,693
First Data Corp., Class A†	7,714	85,394
Fiserv, Inc.†	10,878	1,182,765
Jack Henry & Associates, Inc.	1,941	169,391
Paychex, Inc.	11,009	655,035
		3,096,725
Decision Support Software — 0.2%
MSCI, Inc.	4,945	381,358
Dental Supplies & Equipment — 0.9%
Align Technology, Inc.†	16,036	1,291,700
DENTSPLY SIRONA, Inc.	6,372	395,319
Patterson Cos., Inc.	2,067	98,988
		1,786,007
Diagnostic Equipment — 0.0%
VWR Corp.†	111	3,208
Diagnostic Kits — 0.3%
Alere, Inc.†	394	16,422
IDEXX Laboratories, Inc.†	5,889	546,852
		563,274
Dialysis Centers — 0.2%
DaVita HealthCare Partners, Inc.†	4,525	349,873
Disposable Medical Products — 0.2%
C.R. Bard, Inc.	1,813	426,345
Distribution/Wholesale — 1.1%
Fastenal Co.	27,134	1,204,478
HD Supply Holdings, Inc.†	4,959	172,672
LKQ Corp.†	7,528	238,638
Pool Corp.	995	93,560
Watsco, Inc.	640	90,042
WW Grainger, Inc.	1,965	446,546
		2,245,936
Diversified Manufacturing Operations — 0.8%
A.O. Smith Corp.	1,797	158,334
Carlisle Cos., Inc.	461	48,718
Colfax Corp.†	4,400	116,424
Ingersoll-Rand PLC	3,189	203,075
Pentair PLC	12,324	718,366
Textron, Inc.	8,669	316,939
		1,561,856
Drug Delivery Systems — 0.8%
Catalent, Inc.†	7,100	163,229
DexCom, Inc.†	18,950	1,503,304
		1,666,533
E-Commerce/Products — 0.9%
The Honest Company, Inc.†(2)(3)(4)	1,850	73,131
Vipshop Holdings, Ltd. ADR†	8,900	99,413
Wayfair, Inc., Class A†	44,522	1,736,358
		1,908,902
E-Commerce/Services — 2.3%
Ctrip.com International, Ltd. ADR†	5,100	210,120
Expedia, Inc.	22,642	2,406,845
Groupon, Inc.†	9,027	29,338
IAC/InterActiveCorp	1,360	76,568
Liberty Ventures, Series A†	610	22,613
Match Group, Inc.†	6,914	104,228
MercadoLibre, Inc.	1,000	140,670
TripAdvisor, Inc.†	4,709	302,789
Zillow Group, Inc., Class A†	7,570	277,440
Zillow Group, Inc., Class C†	28,526	1,034,923
		4,605,534
E-Services/Consulting — 0.1%
CDW Corp.	4,011	160,761
Electric Products-Misc. — 0.1%
AMETEK, Inc.	5,046	233,277
Electric-Transmission — 0.0%
ITC Holdings Corp.	1,834	85,868
Electronic Components-Misc. — 0.0%
Gentex Corp.	4,504	69,587
Electronic Components-Semiconductors — 1.3%
ARM Holdings PLC ADR	6,300	286,713
Cree, Inc.†	894	21,849

3

IPG Photonics Corp.†	2,732	218,560
Microchip Technology, Inc.	9,837	499,326
Microsemi Corp.†	5,300	173,204
NVIDIA Corp.	12,569	590,869
ON Semiconductor Corp.†	1,016	8,961
Qorvo, Inc.†	331	18,291
Skyworks Solutions, Inc.	8,399	531,489
Xilinx, Inc.	6,087	280,793
		2,630,055
Electronic Connectors — 0.5%
Amphenol Corp., Class A	17,103	980,515
Electronic Design Automation — 0.1%
Cadence Design Systems, Inc.†	7,375	179,213
Synopsys, Inc.†	354	19,144
		198,357
Electronic Measurement Instruments — 0.4%
Agilent Technologies, Inc.	7,102	315,045
Fitbit, Inc., Class A†	2,535	30,978
Keysight Technologies, Inc.†	3,000	87,270
National Instruments Corp.	2,009	55,046
Trimble Navigation, Ltd.†	10,109	246,255
		734,594
Electronic Security Devices — 0.3%
Allegion PLC	7,666	532,250
Tyco International PLC	915	38,979
		571,229
Enterprise Software/Service — 3.9%
Atlassian Corp PLC, Class A†	43,269	1,120,667
CDK Global, Inc.	3,834	212,749
Guidewire Software, Inc.†	20,475	1,264,536
Inovalon Holdings, Inc., Class A†	1,454	26,186
Proofpoint, Inc.†	1,600	100,944
Tyler Technologies, Inc.†	815	135,869
Ultimate Software Group, Inc.†	5,943	1,249,753
Veeva Systems, Inc., Class A†	44,795	1,528,405
Workday, Inc., Class A†	30,165	2,252,421
		7,891,530
Entertainment Software — 0.6%
Activision Blizzard, Inc.	4,600	182,298
Electronic Arts, Inc.†	13,680	1,036,397
		1,218,695
Filtration/Separation Products — 0.2%
CLARCOR, Inc.	1,800	109,494
Donaldson Co., Inc.	8,687	298,485
		407,979
Finance-Auto Loans — 0.0%
Credit Acceptance Corp.†	203	37,571
Finance-Credit Card — 0.3%
Alliance Data Systems Corp.†	2,724	533,686
Finance-Investment Banker/Broker — 0.5%
E*TRADE Financial Corp.†	9,900	232,551
Interactive Brokers Group, Inc., Class A	178	6,301
Lazard, Ltd., Class A	9,030	268,914
LPL Financial Holdings, Inc.	305	6,872
TD Ameritrade Holding Corp.	15,765	448,908
		963,546
Finance-Leasing Companies — 0.4%
AerCap Holdings NV†	23,719	796,721
Air Lease Corp.	1,177	31,520
		828,241
Finance-Mortgage Loan/Banker — 0.4%
CoreLogic, Inc.†	8,283	318,730
FNF Group	10,600	397,500
		716,230
Finance-Other Services — 0.5%
CBOE Holdings, Inc.	7,596	506,046
Intercontinental Exchange, Inc.	1,650	422,334
SEI Investments Co.	3,148	151,450
		1,079,830
Food-Baking — 0.1%
Flowers Foods, Inc.	12,655	237,281
Food-Canned — 0.0%
TreeHouse Foods, Inc.†	425	43,626
Food-Catering — 0.0%
US Foods Holding Corp.†	1,101	26,688
Food-Confectionery — 0.5%
Hershey Co.	7,760	880,682
J.M. Smucker Co.	1,000	152,410
		1,033,092
Food-Dairy Products — 0.2%
WhiteWave Foods Co.†	7,886	370,169
Food-Flour & Grain — 0.0%
Post Holdings, Inc.†	914	75,579
Food-Meat Products — 0.2%
Hormel Foods Corp.	5,837	213,634
Tyson Foods, Inc., Class A	3,366	224,815
		438,449
Food-Misc./Diversified — 1.5%
Blue Buffalo Pet Products, Inc.†	7,070	165,014
Campbell Soup Co.	4,599	305,971
ConAgra Foods, Inc.	8,523	407,485
Hain Celestial Group, Inc.†	6,572	326,957
Ingredion, Inc.	1,250	161,762
Kellogg Co.	5,659	462,057
McCormick & Co., Inc.	6,553	699,009
Nomad Foods, Ltd.†	74,997	598,476
		3,126,731
Food-Retail — 0.2%
Sprouts Farmers Market, Inc.†	8,641	197,879
Whole Foods Market, Inc.	4,921	157,570
		355,449
Footwear & Related Apparel — 0.1%
Skechers U.S.A., Inc., Class A†	3,213	95,490

4

Wolverine World Wide, Inc.	4,100	83,312
		178,802
Funeral Services & Related Items — 0.2%
Service Corp. International	15,425	417,092
Garden Products — 0.2%
Scotts Miracle-Gro Co., Class A	1,026	71,728
Toro Co.	3,217	283,739
		355,467
Gas-Distribution — 0.2%
Atmos Energy Corp.	3,100	252,092
NiSource, Inc.	6,600	175,032
Piedmont Natural Gas Co., Inc.	151	9,078
		436,202
Gold Mining — 0.0%
Royal Gold, Inc.	104	7,490
Hazardous Waste Disposal — 0.5%
Clean Harbors, Inc.†	102	5,315
Stericycle, Inc.†	9,907	1,031,517
		1,036,832
Home Decoration Products — 0.4%
Newell Brands, Inc.	16,251	789,311
Home Furnishings — 0.2%
Leggett & Platt, Inc.	3,268	167,027
Tempur Sealy International, Inc.†	4,012	221,944
		388,971
Hotels/Motels — 1.7%
Choice Hotels International, Inc.	4,158	198,004
Extended Stay America, Inc.	9,350	139,782
Hilton Worldwide Holdings, Inc.	52,414	1,180,887
Hyatt Hotels Corp., Class A†	33	1,622
Marriott International, Inc., Class A	8,992	597,608
Starwood Hotels & Resorts Worldwide, Inc.	2,465	182,287
Wyndham Worldwide Corp.	15,068	1,073,294
		3,373,484
Housewares — 0.0%
Tupperware Brands Corp.	1,238	69,675
Human Resources — 0.3%
ManpowerGroup, Inc.	2,900	186,586
Robert Half International, Inc.	6,442	245,827
Team Health Holdings, Inc.†	2,300	93,541
		525,954
Industrial Automated/Robotic — 0.4%
Cognex Corp.	5,302	228,516
Nordson Corp.	3,206	268,054
Rockwell Automation, Inc.	2,539	291,528
		788,098
Industrial Gases — 0.1%
Air Products & Chemicals, Inc.	1,500	213,060
Instruments-Controls — 0.4%
Mettler-Toledo International, Inc.†	1,547	564,531
Sensata Technologies Holding NV†	9,400	327,966
		892,497
Instruments-Scientific — 0.2%
FEI Co.	1,009	107,842
PerkinElmer, Inc.	562	29,460
Waters Corp.†	1,894	266,391
		403,693
Insurance Brokers — 0.5%
Aon PLC	5,200	567,996
Arthur J. Gallagher & Co.	2,969	141,324
Brown & Brown, Inc.	172	6,445
Erie Indemnity Co., Class A	441	43,809
Willis Towers Watson PLC	1,800	223,758
		983,332
Insurance-Life/Health — 0.0%
Lincoln National Corp.	1,338	51,874
Insurance-Multi-line — 0.0%
XL Group PLC	2,269	75,580
Insurance-Property/Casualty — 0.1%
AmTrust Financial Services, Inc.	154	3,773
Progressive Corp.	7,178	240,463
		244,236
Internet Application Software — 0.5%
Splunk, Inc.†	5,430	294,197
Zendesk, Inc.†	29,073	766,946
		1,061,143
Internet Content-Entertainment — 0.2%
Pandora Media, Inc.†	4,665	58,079
Twitter, Inc.†	20,508	346,791
		404,870
Internet Content-Information/News — 0.3%
LinkedIn Corp., Class A†	2,900	548,825
Yelp, Inc.†	1,296	39,347
		588,172
Internet Infrastructure Software — 0.2%
F5 Networks, Inc.†	2,955	336,397
Internet Security — 0.3%
FireEye, Inc.†	869	14,313
Symantec Corp.	2,150	44,161
VeriSign, Inc.†	7,040	608,678
		667,152
Investment Management/Advisor Services — 0.8%
Affiliated Managers Group, Inc.†	1,156	162,730
Ameriprise Financial, Inc.	1,177	105,753
Artisan Partners Asset Management, Inc., Class A	917	25,383
Eaton Vance Corp.	2,704	95,559
Federated Investors, Inc., Class B	2,303	66,280
Financial Engines, Inc.	2,400	62,088
Invesco, Ltd.	25,196	643,506
NorthStar Asset Management Group, Inc.	4,547	46,425
T. Rowe Price Group, Inc.	4,577	333,984

5

WisdomTree Investments, Inc.	8,500	83,215
		1,624,923
Lighting Products & Systems — 0.1%
Acuity Brands, Inc.	1,073	266,061
Machine Tools & Related Products — 0.0%
Lincoln Electric Holdings, Inc.	950	56,126
Machinery-General Industrial — 1.5%
BWX Technologies, Inc.	2,299	82,235
IDEX Corp.	4,094	336,117
Manitowoc Foodservice, Inc.†	1,367	24,087
Middleby Corp.†	14,210	1,637,703
Roper Technologies, Inc.	3,159	538,799
Wabtec Corp.	5,522	387,810
Zebra Technologies Corp., Class A†	1,044	52,304
		3,059,055
Machinery-Pumps — 0.5%
Flowserve Corp.	6,048	273,188
Graco, Inc.	5,462	431,444
Xylem, Inc.	6,299	281,250
		985,882
Medical Information Systems — 1.6%
athenahealth, Inc.†	10,195	1,407,012
Cerner Corp.†	29,082	1,704,205
IMS Health Holdings, Inc.†	3,729	94,568
Medidata Solutions, Inc.†	2,700	126,549
		3,332,334
Medical Instruments — 1.1%
Bio-Techne Corp.	906	102,170
Bruker Corp.	7,278	165,502
Edwards Lifesciences Corp.†	5,210	519,593
Intuitive Surgical, Inc.†	1,782	1,178,632
St. Jude Medical, Inc.	4,766	371,748
		2,337,645
Medical Labs & Testing Services — 0.1%
Laboratory Corp. of America Holdings†	1,131	147,335
Medical Products — 1.8%
ABIOMED, Inc.†	3,778	412,898
Becton Dickinson and Co.	6,418	1,088,429
Cooper Cos., Inc.	2,510	430,641
Henry Schein, Inc.†	3,820	675,376
Hill-Rom Holdings, Inc.	1,510	76,179
Teleflex, Inc.	1,598	283,341
Varian Medical Systems, Inc.†	2,351	193,323
West Pharmaceutical Services, Inc.	3,570	270,891
Zimmer Biomet Holdings, Inc.	2,419	291,199
		3,722,277
Medical-Biomedical/Gene — 2.5%
Alnylam Pharmaceuticals, Inc.†	6,798	377,221
BioMarin Pharmaceutical, Inc.†	7,503	583,733
Bluebird Bio, Inc.†	1,200	51,948
Charles River Laboratories International, Inc.†	1,151	94,889
Illumina, Inc.†	4,509	632,973
Incyte Corp.†	18,884	1,510,342
Intercept Pharmaceuticals, Inc.†	1,104	157,519
Intrexon Corp.†	1,364	33,568
Ionis Pharmaceuticals, Inc.†	8,833	205,721
Juno Therapeutics, Inc.†	1,396	53,662
Medivation, Inc.†	3,929	236,919
Puma Biotechnology, Inc.†	1,000	29,790
Regeneron Pharmaceuticals, Inc.†	1,442	503,590
Seattle Genetics, Inc.†	4,871	196,837
Ultragenyx Pharmaceutical, Inc.†	1,000	48,910
United Therapeutics Corp.†	1,302	137,908
Vertex Pharmaceuticals, Inc.†	2,358	202,835
		5,058,365
Medical-Drugs — 2.2%
ACADIA Pharmaceuticals, Inc.†	6,329	205,439
Akorn, Inc.†	5,068	144,362
Alkermes PLC†	6,608	285,598
Allergan PLC†	3,426	791,714
Clovis Oncology, Inc.†	1,000	13,720
Eisai Co., Ltd.(1)	11,100	616,728
Endo International PLC†	4,200	65,478
Horizon Pharma PLC†	3,200	52,704
Ironwood Pharmaceuticals, Inc.†	5,000	65,375
Jazz Pharmaceuticals PLC†	1,000	141,310
Mallinckrodt PLC†	1,400	85,092
Ono Pharmaceutical Co., Ltd.(1)	15,700	677,960
OPKO Health, Inc.†	7,256	67,771
Pacira Pharmaceuticals, Inc.†	1,400	47,222
Quintiles Transnational Holdings, Inc.†	3,932	256,838
Zoetis, Inc.	22,450	1,065,477
		4,582,788
Medical-HMO — 0.5%
Centene Corp.†	6,132	437,641
Humana, Inc.	1,200	215,856
WellCare Health Plans, Inc.†	2,605	279,464
		932,961
Medical-Hospitals — 0.3%
Acadia Healthcare Co., Inc.†	4,518	250,297
Tenet Healthcare Corp.†	1,976	54,617
Universal Health Services, Inc., Class B	1,621	217,376
		522,290
Medical-Outpatient/Home Medical — 0.0%
Amsurg Corp.†	745	57,767
Medical-Wholesale Drug Distribution — 0.4%
AmerisourceBergen Corp.	10,190	808,271
Premier, Inc., Class A†	344	11,249
		819,520
Metal-Copper — 0.0%
Freeport-McMoRan, Inc.	6,732	74,994
Southern Copper Corp.	914	24,660
		99,654
Miscellaneous Manufacturing — 0.0%
AptarGroup, Inc.	388	30,702
Motion Pictures & Services — 0.0%
Lions Gate Entertainment Corp.	1,489	30,123

6

Motorcycle/Motor Scooter — 0.1%
Harley-Davidson, Inc.	6,466	292,910
Multilevel Direct Selling — 0.0%
Nu Skin Enterprises, Inc., Class A	390	18,014
Multimedia — 0.4%
FactSet Research Systems, Inc.	1,836	296,367
Markit, Ltd.†	4,700	153,220
Viacom, Inc., Class A	218	10,120
Viacom, Inc., Class B	7,504	311,191
		770,898
Networking Products — 0.7%
Arista Networks, Inc.†	14,477	932,029
Palo Alto Networks, Inc.†	4,345	532,871
		1,464,900
Non-Hazardous Waste Disposal — 0.1%
Covanta Holding Corp.	2,872	47,244
Waste Connections, Inc.	2,900	208,945
		256,189
Office Automation & Equipment — 0.0%
Pitney Bowes, Inc.	4,652	82,806
Office Supplies & Forms — 0.1%
Avery Dennison Corp.	2,072	154,882
Oil Companies-Exploration & Production — 2.0%
Cabot Oil & Gas Corp.	13,206	339,922
Chesapeake Energy Corp.†	1,260	5,393
Cimarex Energy Co.	1,365	162,872
Concho Resources, Inc.†	5,055	602,910
Continental Resources, Inc.†	951	43,052
Devon Energy Corp.	1,148	41,615
Diamondback Energy, Inc.†	7,139	651,148
Energen Corp.†	7,099	342,243
EQT Corp.	2,200	170,346
Memorial Resource Development Corp.†	499	7,924
Newfield Exploration Co.†	14,974	661,551
Parsley Energy, Inc., Class A†	324	8,767
Pioneer Natural Resources Co.	5,233	791,282
Range Resources Corp.	2,300	99,222
Southwestern Energy Co.†	9,651	121,410
		4,049,657
Oil Refining & Marketing — 0.1%
Murphy USA, Inc.†	555	41,159
Tesoro Corp.	1,800	134,856
		176,015
Oil-Field Services — 0.0%
Oceaneering International, Inc.	1,900	56,734
Patient Monitoring Equipment — 0.4%
Insulet Corp.†	27,206	822,709
Physicians Practice Management — 0.3%
Envision Healthcare Holdings, Inc.†	10,431	264,634
MEDNAX, Inc.†	3,988	288,851
		553,485
Pipelines — 0.1%
ONEOK, Inc.	5,159	244,794
Williams Cos., Inc.	2,822	61,040
		305,834
Platinum — 0.1%
Stillwater Mining Co.†	17,400	206,364
Poultry — 0.0%
Pilgrim’s Pride Corp.	210	5,351
Power Converter/Supply Equipment — 0.2%
Generac Holdings, Inc.†	5,400	188,784
Hubbell, Inc.	2,069	218,217
		407,001
Printing-Commercial — 0.0%
RR Donnelley & Sons Co.	3,481	58,899
Professional Sports — 0.0%
Madison Square Garden Co., Class A†	48	8,281
Quarrying — 0.0%
Compass Minerals International, Inc.	1,300	96,447
Radio — 0.1%
Sirius XM Holdings, Inc.†	43,915	173,464
Real Estate Investment Trusts — 3.5%
Alexandria Real Estate Equities, Inc.	182	18,841
American Campus Communities, Inc.	2,900	153,323
Boston Properties, Inc.	642	84,680
Care Capital Properties, Inc.	203	5,321
Crown Castle International Corp.	6,600	669,438
CubeSmart	2,975	91,868
CyrusOne, Inc.	1,530	85,160
Digital Realty Trust, Inc.	2,542	277,052
Empire State Realty Trust, Inc., Class A	1,833	34,809
Equinix, Inc.	6,737	2,612,137
Equity LifeStyle Properties, Inc.	1,883	150,734
Essex Property Trust, Inc.	671	153,048
Extra Space Storage, Inc.	2,972	275,029
Federal Realty Investment Trust	3,043	503,769
Gaming and Leisure Properties, Inc.	4,615	159,125
Healthcare Trust of America, Inc., Class A	2,450	79,233
Iron Mountain, Inc.	10,020	399,097
Lamar Advertising Co., Class A	2,022	134,059
MGM Growth Properties LLC, Class A	6,300	168,084
Omega Healthcare Investors, Inc.	1,684	57,172
Outfront Media, Inc.	548	13,245
Regency Centers Corp.	413	34,580
Senior Housing Properties Trust	679	14,143
SL Green Realty Corp.	1,700	180,999
Sovran Self Storage, Inc.	738	77,431
Tanger Factory Outlet Centers, Inc.	2,077	83,454
Taubman Centers, Inc.	2,717	201,601
Ventas, Inc.	2,620	190,788
VEREIT, Inc.	18,200	184,548
		7,092,768
Real Estate Management/Services — 0.2%
CBRE Group, Inc., Class A†	7,398	195,899
Jones Lang LaSalle, Inc.	2,200	214,390

7

WeWork Cos., Inc., Class A†(2)(3)(4)	2,244	84,473
		494,762
Recreational Vehicles — 0.2%
Brunswick Corp.	1,815	82,256
Polaris Industries, Inc.	2,884	235,796
		318,052
Rental Auto/Equipment — 0.2%
Avis Budget Group, Inc.†	5,861	188,900
Hertz Global Holdings, Inc.†	6,061	67,095
United Rentals, Inc.†	1,859	124,739
		380,734
Resorts/Theme Parks — 0.1%
Six Flags Entertainment Corp.	1,764	102,224
Vail Resorts, Inc.	887	122,610
		224,834
Respiratory Products — 0.1%
ResMed, Inc.	3,434	217,132
Retail-Apparel/Shoe — 2.1%
Burlington Stores, Inc.†	6,392	426,410
Coach, Inc.	7,100	289,254
Foot Locker, Inc.	2,993	164,196
Gap, Inc.	351	7,448
Kate Spade & Co.†	51,543	1,062,301
L Brands, Inc.	7,583	509,047
lululemon athletica, Inc.†	4,195	309,843
PVH Corp.	2,800	263,844
Ross Stores, Inc.	21,121	1,197,349
Urban Outfitters, Inc.†	1,715	47,163
		4,276,855
Retail-Arts & Crafts — 0.1%
Michaels Cos., Inc.†	10,762	306,071
Retail-Auto Parts — 1.9%
Advance Auto Parts, Inc.	5,818	940,364
AutoZone, Inc.†	1,576	1,251,092
Genuine Parts Co.	3,400	344,250
O’Reilly Automotive, Inc.†	4,583	1,242,451
		3,778,157
Retail-Automobile — 0.5%
AutoNation, Inc.†	637	29,926
CarMax, Inc.†	14,068	689,754
Copart, Inc.†	6,511	319,104
		1,038,784
Retail-Bedding — 0.0%
Bed Bath & Beyond, Inc.	385	16,640
Retail-Catalog Shopping — 0.2%
Liberty Interactive Corp. QVC Group, Class A†	10,966	278,207
MSC Industrial Direct Co., Inc., Class A	487	34,363
		312,570
Retail-Convenience Store — 0.1%
Casey’s General Stores, Inc.	958	125,987
Retail-Discount — 1.1%
Dollar General Corp.	14,724	1,384,056
Dollar Tree, Inc.†	8,993	847,500
		2,231,556
Retail-Drug Store — 0.1%
Rite Aid Corp.†	25,366	189,991
Retail-Gardening Products — 0.4%
Tractor Supply Co.	8,292	756,065
Retail-Home Furnishings — 0.0%
Restoration Hardware Holdings, Inc.†	1,800	51,624
Retail-Jewelry — 0.3%
Signet Jewelers, Ltd.	4,467	368,126
Tiffany & Co.	3,900	236,496
		604,622
Retail-Mail Order — 0.2%
Williams-Sonoma, Inc.	5,879	306,472
Retail-Major Department Stores — 0.1%
Nordstrom, Inc.	3,039	115,634
Retail-Misc./Diversified — 0.2%
Five Below, Inc.†	2,900	134,589
PriceSmart, Inc.	1,200	112,284
Sally Beauty Holdings, Inc.†	3,605	106,023
		352,896
Retail-Perfume & Cosmetics — 0.3%
Ulta Salon Cosmetics & Fragrance, Inc.†	2,744	668,548
Retail-Restaurants — 2.5%
Bloomin’ Brands, Inc.	5,100	91,137
Brinker International, Inc.	5,065	230,609
Chipotle Mexican Grill, Inc.†	3,693	1,487,393
Darden Restaurants, Inc.	2,874	182,039
Domino’s Pizza, Inc.	1,231	161,729
Dunkin’ Brands Group, Inc.	6,360	277,423
Jack in the Box, Inc.	6,094	523,596
Panera Bread Co., Class A†	9,323	1,975,917
Papa John’s International, Inc.	2,300	156,400
Restaurant Brands International LP	20	828
Wendy’s Co.	2,951	28,389
		5,115,460
Retail-Sporting Goods — 0.7%
Cabela’s, Inc.†	154	7,709
Dick’s Sporting Goods, Inc.	31,512	1,419,931
		1,427,640
Satellite Telecom — 0.0%
DigitalGlobe, Inc.†	4,700	100,533
Semiconductor Components-Integrated Circuits — 0.4%
Integrated Device Technology, Inc.†	6,100	122,793
Linear Technology Corp.	8,556	398,110
Maxim Integrated Products, Inc.	6,975	248,938
		769,841
Semiconductor Equipment — 0.7%
Applied Materials, Inc.	39,722	952,136
KLA-Tencor Corp.	3,849	281,939
Lam Research Corp.	3,145	264,369
		1,498,444

8

Shipbuilding — 0.1%
Huntington Ingalls Industries, Inc.	960	161,309
Silver Mining — 0.1%
Silver Wheaton Corp.	6,100	143,533
Soap & Cleaning Preparation — 0.3%
Church & Dwight Co., Inc.	6,465	665,184
Steel Pipe & Tube — 0.1%
Valmont Industries, Inc.	1,837	248,491
Steel-Producers — 0.0%
Carpenter Technology Corp.	2,100	69,153
Steel Dynamics, Inc.	862	21,119
		90,272
Telecommunication Equipment — 0.1%
ARRIS International PLC†	1,055	22,113
CommScope Holding Co., Inc.†	3,156	97,931
		120,044
Telephone-Integrated — 0.1%
Zayo Group Holdings, Inc.†	4,025	112,418
Television — 0.0%
AMC Networks, Inc., Class A†	1,469	88,757
Tribune Media Co., Class A	149	5,838
		94,595
Textile-Home Furnishings — 0.2%
Mohawk Industries, Inc.†	2,603	493,945
Theaters — 0.1%
Cinemark Holdings, Inc.	2,612	95,234
Regal Entertainment Group, Class A	562	12,386
		107,620
Therapeutics — 0.1%
Agios Pharmaceuticals, Inc.†	1,400	58,653
Neurocrine Biosciences, Inc.†	3,919	178,119
		236,772
Tools-Hand Held — 0.2%
Snap-on, Inc.	2,544	401,494
Stanley Black & Decker, Inc.	447	49,715
		451,209
Toys — 0.3%
Hasbro, Inc.	2,771	232,736
Mattel, Inc.	13,815	432,272
		665,008
Transactional Software — 0.2%
Black Knight Financial Services, Inc., Class A†	8,371	314,750
Transport-Equipment & Leasing — 0.0%
AMERCO	94	35,208
Transport-Marine — 0.1%
Kirby Corp.†	1,800	112,302
Transport-Rail — 0.2%
Genesee & Wyoming, Inc., Class A†	3,400	200,430
Kansas City Southern	2,200	198,198
		398,628
Transport-Services — 0.3%
C.H. Robinson Worldwide, Inc.	5,212	386,991
Expeditors International of Washington, Inc.	6,454	316,504
		703,495
Transport-Truck — 0.8%
JB Hunt Transport Services, Inc.	5,086	411,610
Landstar System, Inc.	12,659	869,167
Old Dominion Freight Line, Inc.†	4,135	249,382
		1,530,159
Veterinary Diagnostics — 0.1%
VCA, Inc.†	1,916	129,541
Vitamins & Nutrition Products — 0.4%
Herbalife, Ltd.†	1,818	106,408
Mead Johnson Nutrition Co.	6,760	613,470
		719,878
Web Hosting/Design — 0.4%
GoDaddy, Inc., Class A†	28,500	888,915
Wireless Equipment — 0.1%
Motorola Solutions, Inc.	2,287	150,873
X-Ray Equipment — 0.9%
Hologic, Inc.†	50,489	1,746,919
Total Common Stocks (cost $171,255,216)		194,625,177
CONVERTIBLE PREFERRED SECURITIES — 1.7%
Advertising Services — 0.0%
Nanigans, Inc. Series B†(2)(3)(4)	6,300	57,393
Applications Software — 0.2%
Dropbox, Inc., Series A†(2)(3)(4)	1,047	7,668
Dropbox, Inc. Series A-1†(2)(3)(4)	5,146	37,686
Dropbox, Inc., Series C†(2)(3)(4)	3,310	33,343
Magic Leap, Inc. Series C†(2)(3)(4)	4,974	114,566
Tanium, Inc. Series G †(2)(3)(4)	32,619	155,266
		348,529
Computer Software — 0.1%
Zuora, Inc. Series F†(2)(3)(4)	35,671	140,900
E-Commerce/Products — 0.1%
Flipkart Online Services Pvt., Ltd. Series G†(2)(3)(4)	721	69,101
The Honest Company, Inc. Series C†(2)(3)(4)	4,317	170,651
One Kings Lane, Inc. Series E†(2)(3)(4)	11,800	12,272
		252,024

9

E-Commerce/Services — 0.9%
Airbnb, Inc. Series D†(2)(3)(4)	2,091	233,830
Airbnb, Inc., Series E†(2)(3)(4)	2,711	303,162
Uber Technologies, Inc. Series E†(2)(3)(4)	25,472	1,242,325
		1,779,317
Electronic Forms — 0.1%
Docusign, Inc. Series B†(2)(3)(4)	358	6,064
Docusign, Inc. Series B-1†(2)(3)(4)	107	1,813
Docusign, Inc. Series D†(2)(3)(4)	257	4,354
Docusign, Inc. Series E†(2)(3)(4)	6,656	112,753
Docusign, Inc. Series F†(2)(3)(4)	1,498	25,376
		150,360
Entertainment Software — 0.1%
DraftKings, Inc. Series D†(2)(3)(4)	23,516	93,359
DraftKings, Inc. Series D-1†(2)(3)(4)	20,325	106,096
		199,455
Real Estate Management/Services — 0.1%
WeWork Companies, Inc. Series D-1†(2)(3)(4)	3,588	135,067
WeWork Companies, Inc. Series D-2†(2)(3)(4)	2,819	106,119
WeWork Companies, Inc. Series E†(2)(3)(4)	2,120	79,806
		320,992
Web Portals/ISP — 0.1%
Pinterest, Inc. Series G†(2)(3)(4)	19,490	119,084
Total Convertible Preferred Securities (cost $2,442,085)		3,368,054
EXCHANGE-TRADED FUNDS — 1.0%
iShares Russell Midcap Growth Index Fund (cost $4,290,491)	21,346	1,997,559
Total Long-Term Investment Securities (cost $177,987,792)		199,990,790

SHORT-TERM INVESTMENT SECURITIES — 0.0%
Registered Investment Companies — 0.0%
State Street Institutional U.S. Government Money Market Fund 0.25%(6)	96,578	96,578
T. Rowe Price Reserve Investment Fund 0.32%(6)	635	635
Total Short-Term Investment Securities (cost $97,213)		97,213
REPURCHASE AGREEMENTS — 1.3%
Bank of America Securities LLC Joint Repurchase Agreement(5)	$475,000	475,000
Barclays Capital, Inc. Joint Repurchase Agreement(5)	235,000	235,000
BNP Paribas SA Joint Repurchase Agreement(5)	475,000	475,000
Deutsche Bank AG Joint Repurchase Agreement(5)	440,000	440,000
RBS Securities, Inc. Joint Repurchase Agreement(5)	580,000	580,000
State Street Bank and Trust Co. Joint Repurchase Agreement(5)	447,000	447,000
Total Repurchase Agreements (cost $2,652,000)		2,652,000
TOTAL INVESTMENTS (cost $180,737,005) (7)	99.5%	202,740,003
Other assets less liabilities	0.5	1,031,936
NET ASSETS	100.0%	$203,771,939

†	Non-income producing security
(1)

Security was valued using fair value procedures at June 30, 2016. The aggregate value of these securities was $2,193,375 representing 1.1% of net assets. Securities are classified as Level 2 based on the securities valuation inputs. See Note 1 regarding fair value pricing for foreign equity securities.

(2)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs (see Note 1).
(3)

Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 1. Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of June 30, 2016, the Mid Cap Growth Portfolio held the following restricted securities:

10

		Shares/
	Acquisition	Principal	Acquisition		Value	% of
Description	Date	Amount	Cost	Value	Per Share	Net Assets

Common Stocks
Dropbox, Inc.	11/07/2014	3,515	$67,141	$25,742	$7.32	0.01%
Class A

Dropbox, Inc.	05/01/2012	844	7,637	6,181	7.32	0.00
Class B

The Honest Company, Inc.	08/20/2014	1,850	50,056	73,131	39.53	0.04

WeWork Cos., Inc.
Class A	12/09/2014	722	12,022
	05/26/2015	1,286	18,224
	06/23/2015	236	7,762
		2,244	38,008	84,473	37.64	0.04

Convertible Preferred Securities
Airbnb, Inc.
Series D	04/16/2014	2,091	85,131	233,830	111.83	0.11

Airbnb, Inc.
Series E	06/24/2015	2,392	222,682
	07/14/2015	319	29,697
		2,711	252,379	303,162	111.83	0.15

Docusign, Inc.
Series B	02/28/2014	358	4,701	6,064	16.94	0.00

Docusign, Inc.
Series B-1	02/28/2014	107	1,405	1,813	16.94	0.00

Docusign, Inc.
Series D	02/28/2014	257	3,375	4,354	16.94	0.00

Docusign, Inc.
Series E	02/28/2014	6,656	87,409	112,753	16.94	0.06

Docusign, Inc.
Series F	04/30/2015	1,498	28,601	25,376	16.94	0.01

DraftKings, Inc.
Series D	07/13/2015	11,604	62,500
	07/17/2015	839	4,519
	08/11/2015	11,073	59,638
		23,516	126,657	93,359	3.97	0.05
DraftKings, Inc.
Series D-1	08/11/2015	20,325	155,799	106,096	5.22	0.05

Dropbox, Inc.
Series A	05/01/2012	1,047	9,474	7,668	7.32	0.00

Dropbox, Inc.
Series A-1	05/01/2012	5,146	46,567	37,686	7.32	0.02

Dropbox, Inc.
Series C	01/28/2014	3,310	63,225	33,343	10.07	0.02

Flipkart Online Services Pvt., Ltd.
Series G	12/17/2014	721	86,347	69,101	95.84	0.03

The Honest Company, Inc.
Series C	08/20/2014	4,317	116,806	170,651	39.53	0.08

Magic Leap, Inc.
Series C	12/28/2015	4,974	114,566	114,566	23.03	0.06

Nanigans, Inc.
Series B	03/16/2015	6,300	68,787	57,393	9.11	0.03

One Kings Lane, Inc.
Series E	01/28/2014	11,800	181,921	12,272	1.04	0.01

Pinterest, Inc.
Series G	03/19/2015	19,490	139,921	119,084	6.11	0.06

Tanium, Inc.
Series G	08/26/2015	32,619	161,930	155,266	4.76	0.08

Uber Technologies, Inc.
Series E	06/05/2014	25,472	395,148	1,242,325	48.77	0.61

WeWork Cos., Inc.
Series D-1	12/09/2014	3,588	59,744	135,067	37.64	0.07

WeWork Cos., Inc.
Series D-2	12/09/2014	2,819	46,940	106,119	37.64	0.05

WeWork Cos., Inc.
Series E	06/23/2015	2,120	69,726	79,806	37.64	0.04

Zuora, Inc.
Series F	01/15/2015	35,671	135,525	140,900	3.95	0.07

				$3,557,581		1.74%

(4)	Illiquid Security. At June 30, 2016, the aggregate value of these securities was $3,557,581 representing 1.7% of net assets.
(5)	See Note 2 for details of Joint Repurchase Agreements.
(6)	The rate shown is the 7-day yield as of June 30, 2016

11

(7)	See Note 4 for cost of investments on a tax basis.
ADR — American Depositary Receipt

Futures Contracts

						Unrealized
Number of			Expiration	Value at	Value as of	Appreciation
Contracts	Type	Description	Month	Trade Date	June 30, 2016	(Depreciation)

4	Long	S&P 400 E-Mini Index	September 2016	$589,687	$597,200	$7,513

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2016 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs		Level 3-Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Applications Software	$4,412,096	$—		$31,923	$4,444,019
E-Commerce/Products	1,835,771	—		73,131	1,908,902
Real Estate Management/Services	410,289	—		84,473	494,762
Other Industries	185,584,119	2,193,375	**	—	187,777,494
Convertible Preferred Securities	—	—		3,368,054	3,368,054
Exchange-Traded Funds	1,997,559	—		—	1,997,559
Short-Term Investment Securities	97,213	—		—	97,213
Repurchase Agreements	—	2,652,000		—	2,652,000
Total Investments at Value	$194,337,047	$4,845,375		$3,557,581	$202,740,003

Other Financial Instruments:+
Futures Contracts	$7,513	$—		$—	7,513

* For a detailed presentation of investments, please refer to the Portfolio of Investments.

** Represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board (see Note 1).

+ Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. Securities currently valued at $2,193,375 were transferred from Level 1 to Level 2 due to foreign equity securities whose values were previously adjusted for fair value pricing procedures for foreign equity securities. There were no additional transfers between Levels during the reporting period.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Common Stocks	Convertible Preferred Securities
Balance as of March 31, 2016	$213,893	$3,389,624
Accrued Discounts	—	—
Accrued Premiums	—	—
Realized Gain	—	—
Realized Loss	—	—
Change in unrealized appreciation(1)	—	200,109
Change in unrealized depreciation(1)	(24,366)	(221,679)
Net purchases	—	—
Net sales	—	—
Transfers into Level 3	—	—
Transfers out of Level 3	—	—
Balance as of June 30, 2016	$189,527	$3,368,054

(1) The total change in unrealized appreciation (depreciation) attributable to Level 3 investments still held at June 30, 2016 includes:

Common Stocks	Convertible Preferred Securities
$(24,366)	$(21,570)

Any differences between the change in appreciation (depreciation) in the Level 3 reconciliation and the total change in unrealized appreciation (depreciation) is attributable to securities sold/no longer held at June 30, 2016.

The following is quantitative information about Level 3 fair value measurements:

Description	Fair Value at June 30, 2016	Valuation Technique(s)	Unobservable Input (1)	Range (weighted average)
Common Stocks	$73,131	Market Approach	Enterprise Value/Revenue Multiple*	4.2x
			Discount for Lack of Marketability	10.00%

	$84,473	Market Approach	Market Transaction Price*	$50.1923
			Discount for Lack of Marketability	25.0%

	$31,923	Market Approach with Option Pricing Method	Estimated 2017 Revenue Multiple*	4.5x -5.36x (4.87x)
		(“OPM”)	Discount for Lack of Marketability	10.0%
			OPM assumptions:
			Volatility*	37.0%
			Term to liquidity event in years	3.0
			Risk-free rate	0.74%

Convertible Preferred Securities	$1,356,891	Market Approach	Market Transaction Price*	$23.033-$48.7722 ($35.9026)

	$320,992	Market Approach	Market Transaction Price*	$50.1923
			Discount for Lack of Marketability	25.0%

	$638,388	Market Approach	Enterprise Value/Revenue Multiple*	2.67x - 7.3x (6.2967x)
			Discount for Lack of Marketability	10.00%

	$199,455	Market Approach and Income Approach	Next Twelve Months Revenue Mutliple*	3.8x
			Cost of Capital	36.9%

	$155,266	Market Approach	Transaction Price*	$4.9600
			Enterprise Value/Revenue Multiple*	8.3x
			Discount for Lack of Marketability	10.0%

	$69,101	Market Approach and	Market Transaction Price*	$142.2400
		Income Approach	Enterprise Value/Revenue Multiple*	2.9x - 3.1x (3.0x)
			Estimated Revenue Mulitiple*	2.2x
			Discount for Lack of Marketability	8.25% - 10% (9.125%)
			Weighted Average Cost of Capital	18%
			Perpetual Growth Rate*	4.0%

	$536,992	Market Approach	Transaction Price*	$93.0944
			Estimated EBITIDA Multiple*	21.6x
			Estimated Revenue Multiple*	10.0x
			Discount for Lack of Marketability	10.0%

	$12,272	Income Approach	Future Cash Flows*	$1.04
			Discount for Potential Claims	20% - 50% (32%)

	$78,697	Market Approach with Option Pricing Method	Estimated 2017 Revenue Multiple*	4.5x -5.36x (4.87x)
		(“OPM”)	Discount for Lack of Marketability	10.0%
			OPM assumptions:
			Volatility*	37.0%
			Term to liquidity event in years	3.0
			Risk-free rate	0.74%

(1)  The significant unobservable inputs regarding the Level 3 securities in the table above are attributable to private securities and include assumptions made from non-public financial statements, private transactions, and/or market comparables.  For those unobservable inputs indicated with *, a significant increase (decrease) in any of those inputs in isolation may result in a significantly higher (lower) fair value measurement, while the remaining unobservable inputs have an inverse relationship.

See Notes to Portfolio of Investments

12

SEASONS SERIES TRUST MID CAP VALUE PORTFOLIO

Portfolio of Investments — June 30, 2016 — (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCKS — 96.9%
Advertising Agencies — 0.3%
Interpublic Group of Cos., Inc.	36,282	$838,114
Advertising Sales — 0.0%
Clear Channel Outdoor Holdings, Inc., Class A	557	3,465
Aerospace/Defense — 0.2%
Rockwell Collins, Inc.	7,740	658,984
Spirit AeroSystems Holdings, Inc., Class A†	2,146	92,278
		751,262
Aerospace/Defense-Equipment — 0.2%
Harris Corp.	4,181	348,863
Orbital ATK, Inc.	1,953	166,278
		515,141
Agricultural Chemicals — 0.2%
CF Industries Holdings, Inc.	7,817	188,390
Mosaic Co.	11,724	306,934
		495,324
Agricultural Operations — 0.6%
Archer-Daniels-Midland Co.	18,980	814,052
Bunge, Ltd.	16,093	951,901
		1,765,953
Airlines — 0.7%
Alaska Air Group, Inc.	7,101	413,917
American Airlines Group, Inc.	19,336	547,402
Copa Holdings SA, Class A	1,042	54,455
Delta Air Lines, Inc.	16,495	600,913
JetBlue Airways Corp.†	9,974	165,169
Spirit Airlines, Inc.†	2,388	107,150
United Continental Holdings, Inc.†	11,245	461,495
		2,350,501
Apparel Manufacturers — 0.4%
Hanesbrands, Inc.	46,275	1,162,891
Ralph Lauren Corp.	1,779	159,434
		1,322,325
Appliances — 0.3%
Whirlpool Corp.	6,384	1,063,830
Applications Software — 0.1%
Nuance Communications, Inc.†	1,817	28,400
PTC, Inc.†	2,121	79,707
Verint Systems, Inc.†	9,288	307,711
		415,818
Athletic Equipment — 0.0%
Vista Outdoor, Inc.†	1,674	79,900
Audio/Video Products — 0.0%
Harman International Industries, Inc.	1,266	90,924
Auto-Heavy Duty Trucks — 0.2%
PACCAR, Inc.	10,466	542,871
Auto/Truck Parts & Equipment-Original — 0.9%
Allison Transmission Holdings, Inc.	50,724	1,431,939
BorgWarner, Inc.	18,283	539,714
Delphi Automotive PLC	12,669	793,079
Lear Corp.	425	43,248
		2,807,980
Banks-Commercial — 1.7%
Associated Banc-Corp.	4,991	85,596
Bank of Hawaii Corp.	1,419	97,627
BankUnited, Inc.	3,322	102,052
BB&T Corp.	25,065	892,565
BOK Financial Corp.	858	53,797
Commerce Bancshares, Inc.	2,782	133,258
Cullen/Frost Bankers, Inc.	1,777	113,248
East West Bancorp, Inc.	4,802	164,132
First Horizon National Corp.	7,712	106,271
First Republic Bank	962	67,330
M&T Bank Corp.	11,405	1,348,413
PacWest Bancorp	3,971	157,967
Popular, Inc.	3,427	100,411
Regions Financial Corp.	42,499	361,667
Signature Bank†	725	90,567
SVB Financial Group†	451	42,917
Synovus Financial Corp.	4,165	120,743
TCF Financial Corp.	5,254	66,463
Western Alliance Bancorp†	1,359	44,371
Wintrust Financial Corp.	17,217	878,067
Zions Bancorporation	11,558	290,453
		5,317,915
Banks-Fiduciary — 1.3%
Citizens Financial Group, Inc.	150,390	3,004,792
Northern Trust Corp.	18,231	1,207,986
		4,212,778
Banks-Super Regional — 2.7%
Comerica, Inc.	43,863	1,804,085
Fifth Third Bancorp	89,345	1,571,579
Huntington Bancshares, Inc.	310,265	2,773,769
KeyCorp	87,099	962,444
SunTrust Banks, Inc.	32,515	1,335,716
		8,447,593
Batteries/Battery Systems — 0.0%
Energizer Holdings, Inc.	1,415	72,858
Beverages-Non-alcoholic — 0.5%
Coca-Cola European Partners PLC	19,707	703,343
Dr Pepper Snapple Group, Inc.	8,307	802,705
		1,506,048
Beverages-Wine/Spirits — 0.0%
Brown-Forman Corp., Class A	52	5,618
Brown-Forman Corp., Class B	190	18,954
		24,572
Brewery — 0.8%
Molson Coors Brewing Co., Class B	25,231	2,551,611
Broadcast Services/Program — 0.2%
Discovery Communications, Inc., Class A†	26,055	657,368
Discovery Communications, Inc., Class C†	552	13,165
		670,533
Building & Construction Products-Misc. — 0.9%
Armstrong World Industries, Inc.†	20,396	798,504
Fortune Brands Home & Security, Inc.	14,957	867,057
Owens Corning	24,159	1,244,672

1

USG Corp.†	2,916	78,615
		2,988,848
Building Products-Air & Heating — 0.0%
Lennox International, Inc.	97	13,832
Building Products-Cement — 0.5%
Martin Marietta Materials, Inc.	7,538	1,447,296
Vulcan Materials Co.	306	36,830
		1,484,126
Building Products-Wood — 0.0%
Masco Corp.	3,901	120,697
Building-Heavy Construction — 0.1%
Chicago Bridge & Iron Co. NV	3,490	120,859
SBA Communications Corp., Class A†	1,513	163,313
		284,172
Building-Residential/Commercial — 0.3%
CalAtlantic Group, Inc.	2,193	80,505
D.R. Horton, Inc.	5,095	160,391
Lennar Corp., Class A	2,894	133,413
Lennar Corp., Class B	156	5,811
PulteGroup, Inc.	8,110	158,064
Toll Brothers, Inc.†	16,568	445,845
		984,029
Cable/Satellite TV — 0.2%
DISH Network Corp., Class A†	9,488	497,171
Liberty Broadband Corp., Class A†	850	50,490
Liberty Broadband Corp., Class C†	3,457	207,420
		755,081
Casino Hotels — 0.2%
MGM Resorts International†	27,454	621,284
Wynn Resorts, Ltd.	233	21,119
		642,403
Cellular Telecom — 0.0%
Sprint Corp.†	25,359	114,876
United States Cellular Corp.†	453	17,790
		132,666
Chemicals-Diversified — 1.1%
Akzo Nobel NV(1)	8,543	537,467
Celanese Corp., Series A	34,563	2,262,148
Eastman Chemical Co.	4,948	335,969
FMC Corp.	868	40,197
Huntsman Corp.	6,632	89,200
Westlake Chemical Corp.	1,268	54,423
		3,319,404
Chemicals-Specialty — 1.0%
Albemarle Corp.	12,917	1,024,447
Ashland, Inc.	2,079	238,607
Brenntag AG(1)	8,423	407,039
Cabot Corp.	2,045	93,375
NewMarket Corp.	17	7,044
Platform Specialty Products Corp.†	5,501	48,849
Sensient Technologies Corp.	9,715	690,154
Univar, Inc.†	22,111	418,119
W.R. Grace & Co.	1,052	77,017
		3,004,651
Coal — 0.0%
CONSOL Energy, Inc.	7,597	122,236
Coatings/Paint — 0.5%
Axalta Coating Systems, Ltd.†	61,197	1,623,556
Commercial Services — 0.8%
Aramark	29,429	983,517
Live Nation Entertainment, Inc.†	1,883	44,251
Macquarie Infrastructure Corp.	2,499	185,051
Nielsen Holdings PLC	25,719	1,336,616
Quanta Services, Inc.†	3,511	81,174
		2,630,609
Commercial Services-Finance — 0.3%
H&R Block, Inc.	7,520	172,960
Moody’s Corp.	596	55,851
Sabre Corp.	26,241	702,997
		931,808
Computer Aided Design — 0.1%
ANSYS, Inc.†	2,182	198,016
Autodesk, Inc.†	1,292	69,949
		267,965
Computer Services — 0.5%
Amdocs, Ltd.	19,976	1,153,015
Computer Sciences Corp.	4,640	230,376
IHS, Inc., Class A†	238	27,515
Leidos Holdings, Inc.	2,192	104,931
		1,515,837
Computer Software — 0.0%
Akamai Technologies, Inc.†	641	35,851
SS&C Technologies Holdings, Inc.	450	12,636
		48,487
Computers-Integrated Systems — 0.2%
NCR Corp.†	21,797	605,303
Computers-Memory Devices — 0.6%
Brocade Communications Systems, Inc.	125,963	1,156,340
NetApp, Inc.	9,714	238,867
Western Digital Corp.	9,461	447,127
		1,842,334
Computers-Periphery Equipment — 0.0%
Lexmark International, Inc., Class A	2,070	78,143
Consulting Services — 0.0%
Booz Allen Hamilton Holding Corp.	224	6,639
Consumer Products-Misc. — 0.0%
Clorox Co.	642	88,846
Containers-Paper/Plastic — 0.6%
Bemis Co., Inc.	2,698	138,920
Berry Plastics Group, Inc.†	16,746	650,582
Graphic Packaging Holding Co.	44,136	553,465
Sonoco Products Co.	3,325	165,120
WestRock Co.	8,388	326,042
		1,834,129

2

Cosmetics & Toiletries — 0.3%
Coty, Inc., Class A	670	17,413
Edgewell Personal Care Co.†	12,670	1,069,475
		1,086,888
Cruise Lines — 0.3%
Norwegian Cruise Line Holdings, Ltd.†	4,831	192,467
Royal Caribbean Cruises, Ltd.	12,841	862,273
		1,054,740
Data Processing/Management — 1.0%
Dun & Bradstreet Corp.	725	88,334
Fidelity National Information Services, Inc.	40,468	2,981,682
First Data Corp., Class A†	21,008	232,559
		3,302,575
Dental Supplies & Equipment — 0.4%
DENTSPLY SIRONA, Inc.	18,612	1,154,688
Diagnostic Equipment — 0.2%
VWR Corp.†	21,761	628,893
Diagnostic Kits — 0.1%
Alere, Inc.†	2,358	98,281
QIAGEN NV†	7,639	166,607
		264,888
Dialysis Centers — 0.1%
DaVita HealthCare Partners, Inc.†	3,408	263,507
Disposable Medical Products — 0.2%
STERIS PLC	9,791	673,131
Distribution/Wholesale — 0.5%
Ingram Micro, Inc., Class A	4,856	168,892
LKQ Corp.†	30,095	954,011
WESCO International, Inc.†	8,783	452,237
		1,575,140
Diversified Manufacturing Operations — 2.0%
Carlisle Cos., Inc.	1,469	155,244
Colfax Corp.†	3,289	87,027
Crane Co.	1,629	92,397
Dover Corp.	5,138	356,166
Eaton Corp PLC	11,964	714,610
Ingersoll-Rand PLC	29,039	1,849,203
ITT, Inc.	3,023	96,676
Parker-Hannifin Corp.	4,474	483,416
Pentair PLC	16,060	936,137
Textron, Inc.	36,969	1,351,587
Trinity Industries, Inc.	4,997	92,794
		6,215,257
Diversified Operations — 0.1%
Leucadia National Corp.	11,007	190,751
E-Commerce/Services — 0.9%
Expedia, Inc.	11,253	1,196,194
IAC/InterActiveCorp	19,708	1,109,560
Liberty Ventures, Series A†	3,627	134,453
Match Group, Inc.†	24,157	364,167
Zillow Group, Inc., Class A†	528	19,351
Zillow Group, Inc., Class C†	1,057	38,348
		2,862,073
Electric Products-Misc. — 0.4%
AMETEK, Inc.	27,176	1,256,346
Electric-Distribution — 0.5%
PPL Corp.	44,812	1,691,653
Electric-Integrated — 8.1%
AES Corp.	74,356	927,963
Alliant Energy Corp.	7,611	302,157
Ameren Corp.	26,070	1,396,831
Avangrid, Inc.	1,882	86,685
CMS Energy Corp.	47,349	2,171,425
Consolidated Edison, Inc.	22,889	1,841,191
DTE Energy Co.	16,412	1,626,757
Edison International	10,608	823,923
Entergy Corp.	5,997	487,856
Eversource Energy	24,574	1,471,983
Exelon Corp.	18,178	660,952
FirstEnergy Corp.	53,238	1,858,539
Great Plains Energy, Inc.	5,179	157,442
Hawaiian Electric Industries, Inc.	3,594	117,847
MDU Resources Group, Inc.	6,494	155,856
NorthWestern Corp.	12,965	817,702
OGE Energy Corp.	6,665	218,279
PG&E Corp.	18,436	1,178,429
Pinnacle West Capital Corp.	27,080	2,195,105
Public Service Enterprise Group, Inc.	36,097	1,682,481
SCANA Corp.	18,677	1,413,102
TECO Energy, Inc.	7,828	216,366
WEC Energy Group, Inc.	20,694	1,351,318
Westar Energy, Inc.	4,737	265,698
Xcel Energy, Inc.	50,835	2,276,391
		25,702,278
Electric-Transmission — 0.0%
ITC Holdings Corp.	2,550	119,391
Electronic Components-Misc. — 0.2%
Corning, Inc.	19,829	406,098
Garmin, Ltd.	3,730	158,227
Gentex Corp.	3,365	51,989
Jabil Circuit, Inc.	6,258	115,585
		731,899
Electronic Components-Semiconductors — 1.0%
Cree, Inc.†	2,112	51,617
Intersil Corp., Class A	25,276	342,237
IPG Photonics Corp.†	188	15,040
Microchip Technology, Inc.	9,910	503,032
Micron Technology, Inc.†	34,713	477,651
ON Semiconductor Corp.†	12,419	109,535
Qorvo, Inc.†	4,142	228,887
Skyworks Solutions, Inc.	8,173	517,187
Xilinx, Inc.	22,105	1,019,704
		3,264,890
Electronic Design Automation — 0.1%
Synopsys, Inc.†	4,581	247,740
Electronic Measurement Instruments — 0.6%
Agilent Technologies, Inc.	22,838	1,013,094

3

Fitbit, Inc., Class A†	776	9,483
FLIR Systems, Inc.	4,587	141,968
Keysight Technologies, Inc.†	23,488	683,266
National Instruments Corp.	734	20,111
Trimble Navigation, Ltd.†	1,761	42,898
		1,910,820
Electronic Parts Distribution — 0.1%
Arrow Electronics, Inc.†	3,043	188,362
Avnet, Inc.	4,290	173,788
		362,150
Electronic Security Devices — 0.5%
Tyco International PLC	34,122	1,453,597
Electronics-Military — 0.8%
L-3 Communications Holdings, Inc.	16,685	2,447,523
Energy-Alternate Sources — 0.1%
First Solar, Inc.†	2,532	122,751
SolarCity Corp.†	2,189	52,383
		175,134
Engineering/R&D Services — 0.2%
AECOM†	5,098	161,963
Fluor Corp.	4,666	229,941
Jacobs Engineering Group, Inc.†	4,009	199,688
KBR, Inc.	4,775	63,221
		654,813
Engines-Internal Combustion — 0.4%
Cummins, Inc.	11,729	1,318,809
Enterprise Software/Service — 0.1%
CA, Inc.	9,767	320,651
Entertainment Software — 0.0%
Zynga, Inc., Class A†	24,275	60,445
Filtration/Separation Products — 0.0%
Donaldson Co., Inc.	327	11,236
Finance-Auto Loans — 0.1%
Ally Financial, Inc.†	14,867	253,780
Finance-Commercial — 0.1%
CIT Group, Inc.	6,666	212,712
Finance-Consumer Loans — 1.4%
Navient Corp.	11,013	131,606
OneMain Holdings, Inc.†	1,771	40,414
Santander Consumer USA Holdings, Inc.†	3,530	36,465
SLM Corp.†	205,049	1,267,203
Synchrony Financial†	113,508	2,869,482
		4,345,170
Finance-Credit Card — 0.3%
Discover Financial Services	19,216	1,029,785
Finance-Investment Banker/Broker — 1.0%
E*TRADE Financial Corp.†	9,349	219,608
Interactive Brokers Group, Inc., Class A	1,874	66,340
Lazard, Ltd., Class A	3,680	109,590
LPL Financial Holdings, Inc.	2,462	55,469
Raymond James Financial, Inc.	44,227	2,180,391
TD Ameritrade Holding Corp.	19,749	562,353
		3,193,751
Finance-Leasing Companies — 0.0%
Air Lease Corp.	1,624	43,491
Finance-Mortgage Loan/Banker — 0.1%
CoreLogic, Inc.†	1,216	46,792
FNF Group	8,793	329,737
		376,529
Finance-Other Services — 0.5%
Nasdaq, Inc.	22,875	1,479,326
Financial Guarantee Insurance — 0.0%
Assured Guaranty, Ltd.	4,453	112,973
Food-Baking — 0.1%
Flowers Foods, Inc.	22,914	429,638
Food-Canned — 0.3%
TreeHouse Foods, Inc.†	7,984	819,558
Food-Catering — 0.1%
US Foods Holding Corp.†	10,510	254,762
Food-Confectionery — 0.5%
J.M. Smucker Co.	9,927	1,512,974
Food-Flour & Grain — 0.0%
Post Holdings, Inc.†	906	74,917
Food-Meat Products — 0.3%
Hormel Foods Corp.	1,143	41,834
Tyson Foods, Inc., Class A	12,692	847,698
		889,532
Food-Misc./Diversified — 1.4%
ConAgra Foods, Inc.	38,207	1,826,677
Hain Celestial Group, Inc.†	9,109	453,173
Ingredion, Inc.	706	91,363
Kellogg Co.	10,758	878,391
Pinnacle Foods, Inc.	27,477	1,271,910
		4,521,514
Food-Retail — 0.4%
Safeway Casa Ley CVR†(2)(3)	7,948	8,067
Safeway PDC LLC CVR†(2)(3)	7,948	388
Whole Foods Market, Inc.	34,864	1,116,345
		1,124,800
Gambling (Non-Hotel) — 0.0%
International Game Technology PLC	3,148	58,994
Garden Products — 0.0%
Scotts Miracle-Gro Co., Class A	118	8,249
Gas-Distribution — 2.0%
AGL Resources, Inc.	4,022	265,331
Atmos Energy Corp.	11,799	959,495
CenterPoint Energy, Inc.	14,458	346,992
National Fuel Gas Co.	2,466	140,266
NiSource, Inc.	33,747	894,971
Piedmont Natural Gas Co., Inc.	2,485	149,398
Questar Corp.	5,870	148,922
Sempra Energy	26,117	2,977,861
UGI Corp.	5,761	260,685

4

Vectren Corp.	2,778	146,317
		6,290,238
Gold Mining — 0.6%
Newmont Mining Corp.	45,048	1,762,278
Royal Gold, Inc.	2,035	146,560
		1,908,838
Hazardous Waste Disposal — 0.2%
Clean Harbors, Inc.†	12,480	650,333
Stericycle, Inc.†	152	15,826
		666,159
Home Decoration Products — 0.4%
Newell Brands, Inc.	26,986	1,310,710
Hotels/Motels — 0.1%
Choice Hotels International, Inc.	346	16,476
Extended Stay America, Inc.	2,125	31,769
Hilton Worldwide Holdings, Inc.	2,106	47,448
Hyatt Hotels Corp., Class A†	754	37,052
Marriott International, Inc., Class A	795	52,836
Starwood Hotels & Resorts Worldwide, Inc.	2,316	171,268
		356,849
Human Resources — 0.1%
ManpowerGroup, Inc.	2,387	153,580
Independent Power Producers — 0.4%
Calpine Corp.†	55,361	816,575
Dynegy, Inc.†	11,619	200,311
NRG Energy, Inc.	10,541	158,010
		1,174,896
Industrial Automated/Robotic — 0.0%
Rockwell Automation, Inc.	905	103,912
Instruments-Scientific — 0.3%
PerkinElmer, Inc.	19,611	1,028,009
Insurance Brokers — 0.7%
Arthur J. Gallagher & Co.	42,253	2,011,243
Brown & Brown, Inc.	3,662	137,215
Erie Indemnity Co., Class A	217	21,557
		2,170,015
Insurance-Life/Health — 1.1%
Lincoln National Corp.	42,556	1,649,896
Principal Financial Group, Inc.	8,965	368,551
Torchmark Corp.	3,978	245,920
Unum Group	35,110	1,116,147
		3,380,514
Insurance-Multi-line — 1.8%
American Financial Group, Inc.	2,289	169,226
American National Insurance Co.	246	27,835
Assurant, Inc.	2,068	178,489
Cincinnati Financial Corp.	5,021	376,023
CNA Financial Corp.	905	28,435
Hartford Financial Services Group, Inc.	37,190	1,650,492
Loews Corp.	9,383	385,547
Old Republic International Corp.	8,091	156,075
Voya Financial, Inc.	23,060	570,966
XL Group PLC	60,955	2,030,411
		5,573,499
Insurance-Property/Casualty — 1.5%
Alleghany Corp.†	498	273,691
AmTrust Financial Services, Inc.	2,744	67,228
Arch Capital Group, Ltd.†	3,839	276,408
First American Financial Corp.	3,567	143,465
Hanover Insurance Group, Inc.	7,309	618,487
Markel Corp.†	457	435,420
Mercury General Corp.	911	48,429
ProAssurance Corp.	1,758	94,141
Progressive Corp.	17,624	590,404
Third Point Reinsurance, Ltd.†	27,022	316,698
White Mountains Insurance Group, Ltd.	157	132,194
WR Berkley Corp.	28,538	1,709,997
		4,706,562
Insurance-Reinsurance — 1.4%
Allied World Assurance Co. Holdings AG(4)	2,928	102,890
Aspen Insurance Holdings, Ltd.	2,011	93,270
Axis Capital Holdings, Ltd.	3,061	168,355
Endurance Specialty Holdings, Ltd.	25,211	1,693,171
Everest Re Group, Ltd.	5,788	1,057,294
Reinsurance Group of America, Inc.	2,138	207,365
RenaissanceRe Holdings, Ltd.	1,415	166,177
Validus Holdings, Ltd.	19,002	923,307
		4,411,829
Internet Content-Entertainment — 0.0%
Pandora Media, Inc.†	1,031	12,836
Twitter, Inc.†	2,484	42,004
		54,840
Internet Content-Information/News — 0.0%
Yelp, Inc.†	520	15,787
Internet Infrastructure Software — 0.2%
F5 Networks, Inc.†	4,244	483,137
Internet Security — 0.7%
FireEye, Inc.†	3,886	64,002
Symantec Corp.	99,963	2,053,240
		2,117,242
Investment Management/Advisor Services — 0.4%
Affiliated Managers Group, Inc.†	3,228	454,406
Ameriprise Financial, Inc.	3,660	328,851
Invesco, Ltd.	11,465	292,816
Legg Mason, Inc.	3,520	103,805
T. Rowe Price Group, Inc.	1,920	140,102
		1,319,980
Machine Tools & Related Products — 0.0%
Lincoln Electric Holdings, Inc.	755	44,605
Machinery-Construction & Mining — 0.1%
Joy Global, Inc.	7,148	151,109
Oshkosh Corp.	2,436	116,222
Terex Corp.	3,540	71,897
		339,228

5

Machinery-Electrical — 0.2%
Regal Beloit Corp.	9,151	503,763
Machinery-Farming — 0.3%
AGCO Corp.	2,330	109,813
Deere & Co.	9,983	809,022
		918,835
Machinery-General Industrial — 0.1%
IDEX Corp.	176	14,449
Manitowoc Foodservice, Inc.†	2,372	41,795
Roper Technologies, Inc.	1,636	279,036
Zebra Technologies Corp., Class A†	317	15,882
		351,162
Machinery-Pumps — 0.3%
Flowserve Corp.	1,705	77,015
Xylem, Inc.	16,406	732,528
		809,543
Medical Information Systems — 0.2%
Allscripts Healthcare Solutions, Inc.†	6,245	79,312
IMS Health Holdings, Inc.†	26,100	661,896
		741,208
Medical Instruments — 0.2%
St. Jude Medical, Inc.	7,444	580,632
Medical Labs & Testing Services — 1.0%
Laboratory Corp. of America Holdings†	14,985	1,952,096
Quest Diagnostics, Inc.	14,860	1,209,753
		3,161,849
Medical Products — 1.6%
Cooper Cos., Inc.	5,038	864,370
Hill-Rom Holdings, Inc.	140	7,063
Teleflex, Inc.	5,258	932,296
Zimmer Biomet Holdings, Inc.	26,943	3,243,398
		5,047,127
Medical-Biomedical/Gene — 0.3%
Alnylam Pharmaceuticals, Inc.†	331	18,367
Bio-Rad Laboratories, Inc., Class A†	694	99,256
Juno Therapeutics, Inc.†	206	7,919
United Therapeutics Corp.†	1,065	112,805
Vertex Pharmaceuticals, Inc.†	9,366	805,663
		1,044,010
Medical-Drugs — 0.2%
Endo International PLC†	21,101	328,965
Mallinckrodt PLC†	3,664	222,698
OPKO Health, Inc.†	915	8,546
Quintiles Transnational Holdings, Inc.†	953	62,250
		622,459
Medical-Generic Drugs — 0.5%
Perrigo Co. PLC	17,728	1,607,398
Medical-HMO — 0.6%
Centene Corp.†	19,582	1,397,567
Molina Healthcare, Inc.†	6,745	336,576
WellCare Health Plans, Inc.†	117	12,552
		1,746,695
Medical-Hospitals — 0.6%
Acadia Healthcare Co., Inc.†	1,600	88,640
Community Health Systems, Inc.†	16,991	204,741
LifePoint Health, Inc.†	10,456	683,509
Universal Health Services, Inc., Class B	7,090	950,769
		1,927,659
Medical-Outpatient/Home Medical — 0.0%
Amsurg Corp.†	789	61,179
Medical-Wholesale Drug Distribution — 0.3%
AmerisourceBergen Corp.	11,453	908,452
Premier, Inc., Class A†	1,063	34,760
		943,212
Metal Processors & Fabrication — 0.0%
Timken Co.	2,354	72,174
Metal-Aluminum — 0.1%
Alcoa, Inc.	44,140	409,178
Metal-Copper — 0.1%
Freeport-McMoRan, Inc.	32,790	365,280
Southern Copper Corp.	1,561	42,116
		407,396
Miscellaneous Manufacturing — 0.0%
AptarGroup, Inc.	1,548	122,493
Motion Pictures & Services — 0.0%
Dolby Laboratories, Inc., Class A	1,697	81,201
Lions Gate Entertainment Corp.	1,117	22,597
		103,798
Motorcycle/Motor Scooter — 0.2%
Harley-Davidson, Inc.	11,553	523,351
Multilevel Direct Selling — 0.0%
Nu Skin Enterprises, Inc., Class A	1,310	60,509
Multimedia — 0.4%
Liberty Braves Group, Series C†	493	7,227
Quebecor, Inc., Class B	17,847	511,394
Viacom, Inc., Class A	40	1,857
Viacom, Inc., Class B	16,440	681,767
		1,202,245
Non-Hazardous Waste Disposal — 0.6%
Republic Services, Inc.	7,898	405,246
Waste Connections, Inc.	19,370	1,395,609
		1,800,855
Office Automation & Equipment — 0.4%
Pitney Bowes, Inc.	23,576	419,653
Xerox Corp.	102,977	977,252
		1,396,905
Office Supplies & Forms — 0.0%
Avery Dennison Corp.	167	12,483
Oil & Gas Drilling — 0.3%
Diamond Offshore Drilling, Inc.	2,152	52,358
Ensco PLC, Class A	10,094	98,013
Helmerich & Payne, Inc.	3,252	218,307
Nabors Industries, Ltd.	9,218	92,641
Noble Corp. PLC	8,097	66,719
Patterson-UTI Energy, Inc.	4,831	102,997
Rowan Cos. PLC, Class A	4,205	74,260

6

Seadrill, Ltd.†	23	75
Transocean, Ltd.	11,555	137,389
		842,759
Oil Companies-Exploration & Production — 6.1%
Anadarko Petroleum Corp.	23,185	1,234,601
Antero Resources Corp.†	35,143	913,015
Cabot Oil & Gas Corp.	59,028	1,519,381
Chesapeake Energy Corp.†	18,660	79,865
Cimarex Energy Co.	16,393	1,956,013
Concho Resources, Inc.†	4,369	521,090
Continental Resources, Inc.†	1,610	72,885
Devon Energy Corp.	15,957	578,441
Diamondback Energy, Inc.†	1,809	164,999
Encana Corp.	99,308	773,609
Energen Corp.	17,423	839,963
EQT Corp.	18,311	1,417,821
Gulfport Energy Corp.†	39,919	1,247,868
Hess Corp.	28,119	1,689,952
Kosmos Energy, Ltd.†	5,253	28,629
Laredo Petroleum, Inc.†	4,489	47,045
Memorial Resource Development Corp.†	2,712	43,066
Newfield Exploration Co.†	36,060	1,593,131
Noble Energy, Inc.	24,068	863,319
Parsley Energy, Inc., Class A†	4,616	124,909
PDC Energy, Inc.†	10,009	576,618
Pioneer Natural Resources Co.	14,932	2,257,868
QEP Resources, Inc.	7,227	127,412
Range Resources Corp.	5,573	240,419
Rice Energy, Inc.†	3,985	87,829
SM Energy Co.	2,251	60,777
Whiting Petroleum Corp.†	6,745	62,459
WPX Energy, Inc.†	9,238	86,006
		19,208,990
Oil Companies-Integrated — 0.2%
Marathon Oil Corp.	28,404	426,344
Murphy Oil Corp.	5,463	173,450
		599,794
Oil Field Machinery & Equipment — 0.6%
Dril-Quip, Inc.†	1,265	73,914
FMC Technologies, Inc.†	31,017	827,223
Forum Energy Technologies, Inc.†	31,970	553,401
National Oilwell Varco, Inc.	12,657	425,908
		1,880,446
Oil Refining & Marketing — 0.6%
Cheniere Energy, Inc.†	6,681	250,871
HollyFrontier Corp.	25,412	604,043
Marathon Petroleum Corp.	17,632	669,311
Murphy USA, Inc.†	485	35,968
PBF Energy, Inc., Class A	3,272	77,808
Tesoro Corp.	3,999	299,605
		1,937,606
Oil-Field Services — 0.9%
Baker Hughes, Inc.	26,111	1,178,389
Frank’s International NV	32,459	474,226
Oceaneering International, Inc.	3,277	97,851
Oil States International, Inc.†	16,018	526,672
RPC, Inc.†	1,951	30,299
Superior Energy Services, Inc.	5,030	92,602
Targa Resources Corp.	5,226	220,224
Weatherford International PLC†	29,892	165,901
		2,786,164
Paper & Related Products — 0.2%
Domtar Corp.	2,087	73,066
International Paper Co.	13,750	582,725
		655,791
Physicians Practice Management — 0.2%
Envision Healthcare Holdings, Inc.†	1,028	26,080
MEDNAX, Inc.†	9,353	677,438
		703,518
Pipelines — 0.2%
Columbia Pipeline Group, Inc.	13,405	341,693
Williams Cos., Inc.	19,250	416,378
		758,071
Poultry — 0.0%
Pilgrim’s Pride Corp.	1,696	43,214
Power Converter/Supply Equipment — 0.2%
Hubbell, Inc.	5,737	605,081
SunPower Corp.†	1,926	29,834
		634,915
Precious Metals — 0.1%
Tahoe Resources, Inc.	10,062	150,628
Printing-Commercial — 0.0%
RR Donnelley & Sons Co.	2,245	37,985
Private Equity — 0.1%
Apollo Global Management LLC, Class A	17,217	260,838
Professional Sports — 0.0%
Madison Square Garden Co., Class A†	585	100,918
Publishing-Books — 0.1%
Houghton Mifflin Harcourt Co.†	22,104	345,486
John Wiley & Sons, Inc., Class A	1,485	77,487
		422,973
Publishing-Newspapers — 0.1%
News Corp., Class A	12,716	144,327
News Corp., Class B	4,066	47,450
		191,777
Quarrying — 0.0%
Compass Minerals International, Inc.	1,127	83,612
Radio — 0.3%
Liberty SiriusXM Group, Series A†	3,042	95,397
Liberty SiriusXM Group, Series C†	23,894	737,608
		833,005
Real Estate Investment Trusts — 11.7%
Alexandria Real Estate Equities, Inc.	2,198	227,537
American Campus Communities, Inc.	4,374	231,253
American Capital Agency Corp.	11,106	220,121
American Homes 4 Rent, Class A	5,570	114,074

7

Annaly Capital Management, Inc.	58,843	651,392
Apartment Investment & Management Co., Class A	5,216	230,339
Apple Hospitality REIT, Inc.	5,499	103,436
AvalonBay Communities, Inc.	4,595	828,892
Boston Properties, Inc.	4,258	561,630
Brandywine Realty Trust	5,756	96,701
Brixmor Property Group, Inc.	71,387	1,888,900
Camden Property Trust	2,860	252,881
Care Capital Properties, Inc.	2,531	66,337
Chimera Investment Corp.	6,274	98,502
Columbia Property Trust, Inc.	4,139	88,575
Communications Sales & Leasing, Inc.	4,088	118,143
Corporate Office Properties Trust	40,963	1,211,276
Corrections Corp. of America	3,910	136,928
CubeSmart	1,901	58,703
CyrusOne, Inc.	289	16,086
DCT Industrial Trust, Inc.	3,014	144,793
DDR Corp.	146,947	2,665,619
Digital Realty Trust, Inc.	1,472	160,433
Douglas Emmett, Inc.	4,680	166,234
Duke Realty Corp.	11,589	308,963
Empire State Realty Trust, Inc., Class A	1,572	29,852
EPR Properties	14,180	1,144,042
Equity Commonwealth†	4,085	118,996
Equity One, Inc.	3,062	98,535
Essex Property Trust, Inc.	1,273	290,359
Federal Realty Investment Trust	6,687	1,107,033
Forest City Realty Trust, Inc., Class A	7,646	170,582
General Growth Properties, Inc.	19,298	575,466
Gramercy Property Trust	72,048	664,283
HCP, Inc.	15,672	554,475
Healthcare Trust of America, Inc., Class A	1,199	38,776
Highwoods Properties, Inc.	3,206	169,277
Hospitality Properties Trust	5,010	144,288
Host Hotels & Resorts, Inc.	24,661	399,755
Kilroy Realty Corp.	3,029	200,792
Kimco Realty Corp.	13,520	424,258
Liberty Property Trust	4,892	194,310
Macerich Co.	4,805	410,299
Medical Properties Trust, Inc.	74,955	1,140,066
MFA Financial, Inc.	117,606	854,996
Mid-America Apartment Communities, Inc.	20,950	2,229,080
National Retail Properties, Inc.	4,783	247,377
NorthStar Realty Finance Corp.	6,008	68,671
Omega Healthcare Investors, Inc.	3,876	131,590
Outfront Media, Inc.	3,877	93,707
Paramount Group, Inc.	6,030	96,118
Piedmont Office Realty Trust, Inc., Class A	4,846	104,383
Post Properties, Inc.	1,762	107,570
Prologis, Inc.	17,501	858,249
Rayonier, Inc.	4,106	107,741
Realty Income Corp.	8,638	599,132
Regency Centers Corp.	2,663	222,973
Retail Properties of America, Inc., Class A	7,948	134,321
RLJ Lodging Trust	53,479	1,147,125
Senior Housing Properties Trust	6,958	144,935
SL Green Realty Corp.	3,266	347,731
Sovran Self Storage, Inc.	528	55,398
Spirit Realty Capital, Inc.	16,052	204,984
Starwood Property Trust, Inc.	61,040	1,264,749
STORE Capital Corp.	5,049	148,693
Sun Communities, Inc.	2,091	160,254
Tanger Factory Outlet Centers, Inc.	300	12,054
Taubman Centers, Inc.	11,671	865,988
Two Harbors Investment Corp.	56,208	481,140
UDR, Inc.	8,878	327,776
Ventas, Inc.	28,525	2,077,190
VEREIT, Inc.	30,399	308,246
Vornado Realty Trust	27,301	2,733,376
Weingarten Realty Investors	3,898	159,116
Welltower, Inc.	11,974	912,060
Weyerhaeuser Co.	40,925	1,218,337
WP Carey, Inc.	3,467	240,679
		37,188,931
Real Estate Management/Services — 0.3%
Jones Lang LaSalle, Inc.	1,507	146,857
Realogy Holdings Corp.†	22,055	640,036
		786,893
Real Estate Operations & Development — 0.1%
Howard Hughes Corp.†	1,210	138,327
Recreational Vehicles — 0.0%
Brunswick Corp.	563	25,515
Rental Auto/Equipment — 0.1%
Hertz Global Holdings, Inc.†	9,684	107,202
United Rentals, Inc.†	432	28,987
		136,189
Retail-Apparel/Shoe — 0.9%
Burlington Stores, Inc.†	1,004	66,977
Coach, Inc.	7,574	308,565
Foot Locker, Inc.	457	25,071
Gap, Inc.	28,148	597,300
L Brands, Inc.	6,652	446,549
PVH Corp.	10,655	1,004,021
Urban Outfitters, Inc.†	16,909	464,997
		2,913,480
Retail-Arts & Crafts — 0.0%
Michaels Cos., Inc.†	718	20,420
Retail-Auto Parts — 0.2%
AutoZone, Inc.†	892	708,105
Genuine Parts Co.	279	28,249
		736,354
Retail-Automobile — 0.0%
AutoNation, Inc.†	1,313	61,685
Penske Automotive Group, Inc.	1,285	40,426
		102,111
Retail-Bedding — 0.1%
Bed Bath & Beyond, Inc.	4,455	192,545

8

Retail-Catalog Shopping — 0.3%
Liberty Interactive Corp. QVC Group, Class A†	39,609	1,004,880
MSC Industrial Direct Co., Inc., Class A	924	65,198
		1,070,078
Retail-Computer Equipment — 0.0%
GameStop Corp., Class A	3,422	90,957
Retail-Consumer Electronics — 0.1%
Best Buy Co., Inc.	9,284	284,090
Retail-Jewelry — 0.1%
Signet Jewelers, Ltd.	229	18,872
Tiffany & Co.	3,666	222,306
		241,178
Retail-Mail Order — 0.2%
Williams-Sonoma, Inc.	12,307	641,564
Retail-Major Department Stores — 0.0%
J.C. Penney Co., Inc.†	10,296	91,428
Retail-Misc./Diversified — 0.5%
CST Brands, Inc.	2,492	107,355
Sally Beauty Holdings, Inc.†	51,072	1,502,028
		1,609,383
Retail-Office Supplies — 0.1%
Staples, Inc.	21,586	186,071
Retail-Petroleum Products — 0.0%
World Fuel Services Corp.	2,313	109,844
Retail-Regional Department Stores — 0.6%
Dillard’s, Inc., Class A	635	38,481
Kohl’s Corp.	16,107	610,777
Macy’s, Inc.	39,341	1,322,251
		1,971,509
Retail-Restaurants — 0.1%
DineEquity, Inc.	4,615	391,260
Wendy’s Co.	3,010	28,956
		420,216
Retail-Sporting Goods — 0.0%
Cabela’s, Inc.†	1,466	73,388
Dick’s Sporting Goods, Inc.	637	28,703
		102,091
Retirement/Aged Care — 0.0%
Brookdale Senior Living, Inc.†	6,163	95,157
Rubber-Tires — 0.1%
Goodyear Tire & Rubber Co.	8,916	228,785
Satellite Telecom — 0.0%
EchoStar Corp., Class A†	1,521	60,384
Savings & Loans/Thrifts — 0.3%
First Niagara Financial Group, Inc.	11,776	114,698
New York Community Bancorp, Inc.	51,001	764,505
People’s United Financial, Inc.	10,349	151,716
TFS Financial Corp.	1,911	32,908
		1,063,827
Schools — 0.0%
Graham Holdings Co., Class B	145	70,983
Semiconductor Components-Integrated Circuits — 1.1%
Analog Devices, Inc.	21,304	1,206,659
Cypress Semiconductor Corp.	10,430	110,037
Linear Technology Corp.	4,236	197,101
Marvell Technology Group, Ltd.	13,476	128,426
Maxim Integrated Products, Inc.	47,292	1,687,851
		3,330,074
Semiconductor Equipment — 0.1%
Lam Research Corp.	1,074	90,280
Teradyne, Inc.	6,794	133,774
		224,054
Shipbuilding — 0.0%
Huntington Ingalls Industries, Inc.	256	43,016
Steel Pipe & Tube — 0.0%
Valmont Industries, Inc.	149	20,155
Steel-Producers — 0.8%
Nucor Corp.	41,912	2,070,872
Reliance Steel & Aluminum Co.	2,326	178,869
Steel Dynamics, Inc.	6,686	163,807
United States Steel Corp.	4,553	76,764
		2,490,312
Telecom Equipment-Fiber Optics — 0.2%
Viavi Solutions, Inc.†	83,876	556,098
Telecom Services — 0.2%
Level 3 Communications, Inc.†	9,794	504,293
Telecommunication Equipment — 0.3%
ARRIS International PLC†	4,879	102,264
Juniper Networks, Inc.	12,506	281,260
Nice, Ltd. ADR	7,515	479,833
		863,357
Telephone-Integrated — 0.4%
CenturyLink, Inc.	18,017	522,673
Frontier Communications Corp.	142,013	701,544
Telephone & Data Systems, Inc.	3,190	94,616
		1,318,833
Television — 0.1%
TEGNA, Inc.	7,288	168,863
Tribune Media Co., Class A	2,395	93,836
		262,699
Textile-Home Furnishings — 0.0%
Mohawk Industries, Inc.†	432	81,976
Theaters — 0.0%
Regal Entertainment Group, Class A	1,943	42,824
Tools-Hand Held — 1.0%
Snap-on, Inc.	519	81,909
Stanley Black & Decker, Inc.	28,366	3,154,866
		3,236,775
Toys — 0.2%
Mattel, Inc.	19,789	619,198
Transport-Equipment & Leasing — 0.0%
AMERCO	77	28,840

9

Transport-Marine — 0.0%
Kirby Corp.†	1,766	110,181
Transport-Rail — 0.3%
Genesee & Wyoming, Inc., Class A†	1,894	111,651
Kansas City Southern	10,289	926,936
		1,038,587
Transport-Services — 0.1%
Expeditors International of Washington, Inc.	1,800	88,272
Ryder System, Inc.	1,791	109,502
		197,774
Transport-Truck — 0.2%
Knight Transportation, Inc.	22,457	596,907
Old Dominion Freight Line, Inc.†	854	51,505
		648,412
Vitamins & Nutrition Products — 0.1%
Mead Johnson Nutrition Co.	4,007	363,635
Water — 0.5%
American Water Works Co., Inc.	17,325	1,464,136
Aqua America, Inc.	5,944	211,963
		1,676,099
Wireless Equipment — 0.1%
Motorola Solutions, Inc.	5,190	342,384
Total Common Stocks (cost $288,123,751)		307,416,915
CONVERTIBLE PREFERRED SECURITIES — 0.2%
Telephone-Integrated — 0.2%
Frontier Communications Corp. Series A 11.13% (cost $452,100)	4,521	428,681
EXCHANGE-TRADED FUNDS — 0.7%
iShares Russell Midcap Value Index Fund (cost $2,248,339)	31,300	2,325,277
Total Long-Term Investment Securities (cost $290,824,190)		310,170,873
SHORT-TERM INVESTMENT SECURITIES — 1.6%
Registered Investment Companies — 1.6%
SSgA U.S. Government Money Market Fund, Class N 0.01%(5) (cost $5,148,033)	5,148,033	5,148,033
REPURCHASE AGREEMENTS — 0.5%
Agreement with State Street Bank and Trust Co., bearing interest at 0.01%, dated 06/30/2016, to be repurchased 07/01/2016 in the amount of $1,087,000 and collateralized by $1,050,000 of United States Treasury Notes, bearing interest at 2.13%, due 09/30/2021 and having an approximate value of $1,111,165	$1,087,000	1,087,000
State Street Bank and Trust Co. Joint Repurchase Agreement(6)	525,000	525,000
Total Repurchase Agreements (cost $1,612,000)		1,612,000
TOTAL INVESTMENTS (cost $297,584,223) (7)	99.9%	316,930,906
Other assets less liabilities	0.1	270,066
NET ASSETS	100.0%	$317,200,972

†                                         Non-income producing security

(1)                                 Security was valued using fair value procedures at June 30, 2016. The aggregate value of these securities was $944,506 representing 0.3% of net assets. Securities are classified as Level 2 based on the securities valuation inputs. See Note 1 regarding fair value pricing for foreign equity securities.

(2)                                 Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs (see Note 1).

(3)                                 Illiquid security. At June 30, 2016, the aggregate value of these securities was $8,455 representing 0.0% of net assets.

(4)                                 Security represents an investment in an affiliated company (see Note 3).

(5)                                 The rate shown is the 7-day yield as of June 30, 2016.

(6)                                 See Note 2 for details of Joint Repurchase Agreement.

(7)                                 See Note 4 for cost of investments on a tax basis.

ADR —American Depositary Receipt

CVR —Contingent Value Rights

Futures Contracts

						Unrealized
Number of			Expiration	Value at	Value as of	Appreciation
Contracts	Type	Description	Month	Trade Date	June 30, 2016	(Depreciation)
4	Long	S&P Midcap 400 E-Mini Index	September 2016	$589,687	$597,200	$7,513

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2016 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs		Level 3-Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Food-Retail	$1,116,345	$—		$8,455	$1,124,800
Other Industries	305,347,609	944,506	**	—	306,292,115
Convertible Preferred Securities	428,681	—		—	428,681
Exchange-Traded Funds	2,325,277	—		—	2,325,277
Short-Term Investment Securities	5,148,033	—		—	5,148,033
Repurchase Agreements	—	1,612,000		—	1,612,000
Total Investments at Value	$314,365,945	$2,556,506		$8,455	$316,930,906

Other Financial Instruments:+
Futures Contracts	$7,513	$—		$—	$7,513

* For a detailed presentation of investments, please refer to the Portfolio of Investments.

** Represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board (see Note 1).

+ Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards, swaps and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no material transfers between Levels during the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Portfolio.

See Notes to Portfolio of Investments

10

Seasons Series Trust Small Cap Portfolio

Portfolio of Investments — June 30, 2016 — (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCKS — 96.3%
Advertising Services — 0.0%
Marchex, Inc., Class B†	15,900	$50,562
Sizmek, Inc.†	3,287	7,527
		58,089
Aerospace/Defense — 0.1%
Aerovironment, Inc.†	3,457	96,104
Cubic Corp.	3,681	147,829
National Presto Industries, Inc.	819	77,273
		321,206
Aerospace/Defense-Equipment — 2.7%
AAR Corp.	14,403	336,166
Aerojet Rocketdyne Holdings, Inc.†	10,833	198,027
Astronics Corp.†	65,174	2,167,687
B/E Aerospace, Inc.	22,483	1,038,153
Curtiss-Wright Corp.	5,400	454,950
HEICO Corp.	37,139	2,481,257
Kaman Corp.	4,560	193,891
KLX, Inc.†	33,560	1,040,360
Moog, Inc., Class A†	10,434	562,601
		8,473,092
Agricultural Chemicals — 0.0%
Intrepid Potash, Inc.†	9,481	13,653
Agricultural Operations — 0.1%
Andersons, Inc.	4,425	157,265
Airlines — 0.4%
Alaska Air Group, Inc.	9,000	524,610
Allegiant Travel Co.	2,172	329,058
Hawaiian Holdings, Inc.†	8,035	305,008
SkyWest, Inc.	8,658	229,091
		1,387,767
Apparel Manufacturers — 0.0%
Oxford Industries, Inc.	2,484	140,644
Appliances — 0.1%
iRobot Corp.†	4,628	162,350
Applications Software — 0.4%
Ebix, Inc.	4,305	206,210
Epiq Systems, Inc.	5,494	80,212
MINDBODY, Inc., Class A†	14,400	232,416
Progress Software Corp.†	10,977	301,428
Tangoe, Inc.†	6,311	48,721
Twilio, Inc., Class A†	7,100	259,150
		1,128,137
Audio/Video Products — 0.1%
Daktronics, Inc.	6,520	40,750
DTS, Inc.†	2,947	77,948
Universal Electronics, Inc.†	2,431	175,713
VOXX International Corp.†	3,357	9,366
		303,777
Auto Repair Centers — 1.0%
Monro Muffler Brake, Inc.	47,084	2,992,659
Auto-Truck Trailers — 0.0%
Wabash National Corp.†	4,200	53,340
Auto/Truck Parts & Equipment-Original — 0.6%
American Axle & Manufacturing Holdings, Inc.†	91,025	1,318,042
Dana Holding Corp.	19,900	210,144
Gentherm, Inc.†	6,138	210,227
Superior Industries International, Inc.	3,767	100,880
Tenneco, Inc.†	1,600	74,576
Titan International, Inc.	7,367	45,675
		1,959,544
Auto/Truck Parts & Equipment-Replacement — 1.3%
Dorman Products, Inc.†	54,237	3,102,356
Douglas Dynamics, Inc.	24,800	638,104
Motorcar Parts of America, Inc.†	3,088	83,932
Standard Motor Products, Inc.	3,327	132,348
		3,956,740
B2B/E-Commerce — 0.0%
ePlus, Inc.†	943	77,128
Banks-Commercial — 9.1%
1st Source Corp.	4,540	147,051
Ameris Bancorp	4,695	139,441
BancFirst Corp.	6,600	398,112
BancorpSouth, Inc.	17,400	394,806
Bank of the Ozarks, Inc.	94,563	3,548,004
Banner Corp.	5,461	232,311
BBCN Bancorp, Inc.	19,112	285,151
Capital Bank Financial Corp., Class A	17,900	515,520
Cardinal Financial Corp.	5,461	119,814
Cathay General Bancorp	6,800	191,760
Central Pacific Financial Corp.	31,734	748,922
Central Valley Community Bancorp	1,600	22,400
Chemical Financial Corp.	2,700	100,683
Citizens & Northern Corp.	1,800	36,396
City Holding Co.	6,826	310,378
CoBiz Financial, Inc.	4,600	53,820
Columbia Banking System, Inc.	9,772	274,202
Community Bank System, Inc.	7,432	305,381
Customers Bancorp, Inc.†	4,238	106,501
CVB Financial Corp.	46,192	757,087
Eagle Bancorp, Inc.†	74,345	3,576,738
East West Bancorp, Inc.	355	12,134
FCB Financial Holdings, Inc., Class A†	32,000	1,088,000
First BanCorp†	19,747	78,396
First Commonwealth Financial Corp.	48,049	442,051
First Community Bancshares, Inc.	2,000	44,880
First Financial Bancorp	10,922	212,433
First Financial Bankshares, Inc.	11,129	364,920
First Interstate BancSystem, Inc.	2,000	56,200
First Midwest Bancorp, Inc.	13,702	240,607
First NBC Bank Holding Co.†	2,668	44,796
FNB Corp.	10,700	134,178
Fulton Financial Corp.	7,300	98,550
Glacier Bancorp, Inc.	12,833	341,101
Great Western Bancorp, Inc.	14,387	453,766
Guaranty Bancorp	2,900	48,430
Hanmi Financial Corp.	5,434	127,645
Home BancShares, Inc.	86,375	1,709,361
Independent Bank Corp.	4,431	202,497
Independent Bank Corp.	2,900	42,079
LegacyTexas Financial Group, Inc.	96,326	2,592,133
MainSource Financial Group, Inc.	2,200	48,510
MB Financial, Inc.	11,558	419,324
NBT Bancorp, Inc.	7,237	207,195
OFG Bancorp	25,699	213,302
Old National Bancorp	22,711	284,569

1

Opus Bank	3,175	107,315
PacWest Bancorp	4,700	186,966
Park Sterling Corp.	5,650	40,058
Pinnacle Financial Partners, Inc.	6,519	318,453
S&T Bancorp, Inc.	5,880	143,766
ServisFirst Bancshares, Inc.	3,665	181,014
Sierra Bancorp	2,000	33,380
Simmons First National Corp., Class A	7,616	351,745
Southside Bancshares, Inc.	5,411	167,294
Southwest Bancorp, Inc.	1,400	23,702
Suffolk Bancorp	9,102	284,984
Talmer Bancorp, Inc., Class A	10,738	205,847
TCF Financial Corp.	17,500	221,375
Texas Capital Bancshares, Inc.†	7,734	361,642
Tompkins Financial Corp.	2,076	134,940
TrustCo Bank Corp. NY	16,089	103,130
Trustmark Corp.	6,200	154,070
UMB Financial Corp.	9,786	520,713
Union Bankshares Corp.	24,563	606,952
United Bankshares, Inc.	10,923	409,722
United Community Banks, Inc.	11,845	216,645
Webster Financial Corp.	1,600	54,320
West Bancorporation, Inc.	6,400	118,976
Westamerica Bancorporation	24,396	1,201,747
Wilshire Bancorp, Inc.	23,557	245,464
Wintrust Financial Corp.	8,686	442,986
		28,608,741
Banks-Fiduciary — 0.1%
Boston Private Financial Holdings, Inc.	13,974	164,614
Banks-Mortgage — 0.1%
Walker & Dunlop, Inc.†	14,977	341,176
Batteries/Battery Systems — 1.0%
EnerSys	53,328	3,171,416
Brewery — 0.2%
Boston Beer Co., Inc., Class A†	3,934	672,832
Broadcast Services/Program — 0.3%
MSG Networks, Inc., Class A†	39,896	612,005
Nexstar Broadcasting Group, Inc., Class A	6,100	290,238
World Wrestling Entertainment, Inc., Class A	5,773	106,281
		1,008,524
Building & Construction Products-Misc. — 2.1%
Drew Industries, Inc.	43,260	3,670,178
Gibraltar Industries, Inc.†	15,011	473,897
Patrick Industries, Inc.†	29,765	1,794,532
Ply Gem Holdings, Inc.†	12,800	186,496
Quanex Building Products Corp.	5,771	107,283
Simpson Manufacturing Co., Inc.	6,920	276,592
Trex Co., Inc.†	4,942	221,995
		6,730,973
Building & Construction-Misc. — 0.2%
Aegion Corp.†	5,915	115,402
Comfort Systems USA, Inc.	6,267	204,116
MYR Group, Inc.†	3,071	73,950
TopBuild Corp.†	6,480	234,576
		628,044
Building Products-Air & Heating — 0.1%
AAON, Inc.	6,700	184,317
Building Products-Cement — 0.2%
Continental Building Products, Inc.†	16,400	364,572
Headwaters, Inc.†	12,476	223,820
US Concrete, Inc.†	2,329	141,859
		730,251
Building Products-Doors & Windows — 0.1%
Apogee Enterprises, Inc.	4,850	224,797
Griffon Corp.	6,202	104,566
PGT, Inc.†	8,202	84,481
		413,844
Building Products-Wood — 0.1%
Boise Cascade Co.†	6,529	149,840
Universal Forest Products, Inc.	3,420	317,000
		466,840
Building-Heavy Construction — 0.2%
Dycom Industries, Inc.†	5,281	474,023
MasTec, Inc.†	9,300	207,576
Orion Group Holdings, Inc.†	4,600	24,426
		706,025
Building-Maintenance & Services — 0.1%
ABM Industries, Inc.	9,450	344,736
Building-Mobile Home/Manufactured Housing — 0.1%
Cavco Industries, Inc.†	1,399	131,086
Winnebago Industries, Inc.	4,531	103,851
		234,937
Building-Residential/Commercial — 0.2%
Installed Building Products, Inc.†	2,798	101,539
M/I Homes, Inc.†	4,156	78,258
MDC Holdings, Inc.	6,606	160,790
Meritage Homes Corp.†	6,268	235,301
		575,888
Casino Hotels — 0.2%
Boyd Gaming Corp.†	16,596	305,367
Monarch Casino & Resort, Inc.†	1,829	40,183
Red Rock Resorts, Inc., Class A†	15,400	338,492
		684,042
Casino Services — 0.0%
Scientific Games Corp., Class A†	8,537	78,455
Cellular Telecom — 0.0%
ATN International, Inc.	1,822	141,770
Chemicals-Diversified — 0.3%
Aceto Corp.	4,984	109,100
Innophos Holdings, Inc.	9,861	416,233
Innospec, Inc.	4,039	185,753
Koppers Holdings, Inc.†	8,774	269,625
		980,711

2

Chemicals-Fibers — 0.2%
Rayonier Advanced Materials, Inc.	43,692	593,774
Chemicals-Other — 0.0%
American Vanguard Corp.	4,322	65,305
Chemicals-Plastics — 0.0%
A. Schulman, Inc.	4,919	120,122
Chemicals-Specialty — 1.4%
Balchem Corp.	36,627	2,184,801
Calgon Carbon Corp.	8,523	112,077
Chemours Co.	30,574	251,930
H.B. Fuller Co.	8,415	370,176
Hawkins, Inc.	1,601	69,499
Ingevity Corp.†	7,093	241,446
Kraton Performance Polymers, Inc.†	5,196	145,124
Minerals Technologies, Inc.	8,800	499,840
OMNOVA Solutions, Inc.†	20,300	147,175
Quaker Chemical Corp.	2,230	198,916
Stepan Co.	3,084	183,591
		4,404,575
Circuit Boards — 0.0%
Park Electrochemical Corp.	3,409	49,533
TTM Technologies, Inc.†	10,969	82,596
		132,129
Coal — 0.0%
Cloud Peak Energy, Inc.†	10,322	21,264
SunCoke Energy, Inc.	11,010	64,078
		85,342
Commercial Services — 0.4%
Healthcare Services Group, Inc.	12,192	504,505
HMS Holdings Corp.†	27,478	483,887
Medifast, Inc.	2,677	89,064
Nutrisystem, Inc.	4,908	124,467
Team, Inc.†	4,972	123,455
		1,325,378
Commercial Services-Finance — 1.0%
Euronet Worldwide, Inc.†	2,100	145,299
EVERTEC, Inc.	2,700	41,958
Green Dot Corp., Class A†	7,286	167,505
LendingTree, Inc.†	1,161	102,551
MarketAxess Holdings, Inc.	5,700	828,780
WEX, Inc.†	21,479	1,904,543
		3,190,636
Communications Software — 0.0%
Digi International, Inc.†	4,359	46,772
Computer Aided Design — 0.4%
Aspen Technology, Inc.†	28,500	1,146,840
Computer Data Security — 0.1%
Qualys, Inc.†	8,218	244,979
Computer Graphics — 0.1%
Monotype Imaging Holdings, Inc.	6,851	168,740
Computer Services — 2.2%
Barracuda Networks, Inc.†	10,500	158,970
CACI International, Inc., Class A†	4,097	370,410
Ciber, Inc.†	12,234	18,351
Convergys Corp.	16,500	412,500
Engility Holdings, Inc.†	2,910	61,459
ExlService Holdings, Inc.†	5,639	295,540
Insight Enterprises, Inc.†	9,384	243,984
LivePerson, Inc.†	8,321	52,755
Manhattan Associates, Inc.†	69,776	4,474,735
Science Applications International Corp.	4,900	285,915
Sykes Enterprises, Inc.†	6,533	189,196
TeleTech Holdings, Inc.	2,756	74,770
Unisys Corp.†	38,800	282,464
Virtusa Corp.†	4,588	132,501
		7,053,550
Computer Software — 0.2%
Blackbaud, Inc.	8,002	543,336
Computers-Integrated Systems — 0.3%
Agilysys, Inc.†	2,554	26,740
Cardtronics, Inc.†	7,619	303,312
Cray, Inc.†	6,867	205,461
Mercury Systems, Inc.†	6,744	167,656
MTS Systems Corp.	2,764	121,174
Super Micro Computer, Inc.†	6,278	156,008
		980,351
Computers-Periphery Equipment — 0.1%
Electronics For Imaging, Inc.†	7,935	341,522
Consulting Services — 0.2%
Forrester Research, Inc.	1,682	61,998
Franklin Covey Co.†	3,200	49,056
Huron Consulting Group, Inc.†	4,200	253,764
Navigant Consulting, Inc.†	8,026	129,620
		494,438
Consumer Products-Misc. — 0.8%
Central Garden & Pet Co.†	1,665	38,012
Central Garden & Pet Co., Class A†	5,584	121,229
CSS Industries, Inc.	3,500	93,835
Helen of Troy, Ltd.†	17,905	1,841,350
Tumi Holdings, Inc.†	9,460	252,960
WD-40 Co.	2,244	263,558
		2,610,944
Containers-Paper/Plastic — 0.4%
Berry Plastics Group, Inc.†	4,700	182,595
Graphic Packaging Holding Co.	53,400	669,636
KapStone Paper and Packaging Corp.	14,471	188,268
Multi-Color Corp.	2,210	140,114
		1,180,613
Cosmetics & Toiletries — 0.0%
Inter Parfums, Inc.	2,878	82,224
Data Processing/Management — 0.5%
CSG Systems International, Inc.	22,865	921,688
Fair Isaac Corp.	6,300	711,963
		1,633,651
Decision Support Software — 0.0%
Interactive Intelligence Group, Inc.†	2,976	121,986

3

Diagnostic Equipment — 0.1%
Repligen Corp.†	5,667	155,049
Diagnostic Kits — 0.2%
Meridian Bioscience, Inc.	7,089	138,235
Quidel Corp.†	27,500	491,150
		629,385
Dialysis Centers — 0.0%
American Renal Associates Holdings, Inc.†	4,400	127,468
Direct Marketing — 0.0%
Harte-Hanks, Inc.	7,973	12,677
Disposable Medical Products — 0.2%
ICU Medical, Inc.†	2,438	274,884
Merit Medical Systems, Inc.†	7,465	148,031
Utah Medical Products, Inc.	1,500	94,500
		517,415
Distribution/Wholesale — 0.7%
Anixter International, Inc.†	4,789	255,158
Core-Mark Holding Co., Inc.	7,794	365,227
Essendant, Inc.	21,160	646,650
G-III Apparel Group, Ltd.†	6,757	308,930
ScanSource, Inc.†	4,324	160,464
SiteOne Landscape Supply, Inc.†	2,000	67,980
Titan Machinery, Inc.†	24,400	272,060
Veritiv Corp.†	1,375	51,672
		2,128,141
Diversified Manufacturing Operations — 1.2%
Actuant Corp., Class A	30,920	699,101
AZZ, Inc.	4,367	261,933
Barnes Group, Inc.	8,503	281,619
Colfax Corp.†	26,639	704,868
EnPro Industries, Inc.	3,660	162,467
Fabrinet†	5,161	191,576
Federal Signal Corp.	10,186	131,196
GP Strategies Corp.†	39,091	847,884
Harsco Corp.	13,495	89,607
LSB Industries, Inc.†	3,458	41,773
Lydall, Inc.†	2,886	111,284
Standex International Corp.	2,158	178,315
Tredegar Corp.	4,181	67,398
		3,769,021
Diversified Minerals — 0.1%
US Silica Holdings, Inc.	10,699	368,795
Diversified Operations/Commercial Services — 0.5%
Colliers International Group, Inc.	39,313	1,342,146
Viad Corp.	3,412	105,772
		1,447,918
Drug Delivery Systems — 0.2%
Depomed, Inc.†	10,294	201,968
Heron Therapeutics, Inc.†	4,100	74,005
Nektar Therapeutics†	22,957	326,678
Revance Therapeutics, Inc.†	5,900	80,240
		682,891
E-Commerce/Products — 0.0%
Blue Nile, Inc.	1,956	53,555
FTD Cos., Inc.†	2,988	74,581
		128,136
E-Commerce/Services — 0.1%
RetailMeNot, Inc.†	21,058	162,357
Stamps.com, Inc.†	2,646	231,313
		393,670
E-Marketing/Info — 0.0%
Liquidity Services, Inc.†	4,141	32,465
QuinStreet, Inc.†	6,045	21,460
		53,925
E-Services/Consulting — 0.0%
Perficient, Inc.†	6,083	123,546
Electric Products-Misc. — 0.1%
Graham Corp.	1,062	19,562
Littelfuse, Inc.	3,778	446,522
		466,084
Electric-Distribution — 0.1%
Spark Energy, Inc., Class A	6,300	208,215
Electric-Generation — 0.1%
Atlantic Power Corp.	96,700	239,816
Electric-Integrated — 1.0%
ALLETE, Inc.	7,805	504,437
Avista Corp.	12,650	566,720
El Paso Electric Co.	15,021	710,043
NorthWestern Corp.	10,320	650,882
PNM Resources, Inc.	6,100	216,184
Portland General Electric Co.	12,200	538,264
		3,186,530
Electronic Components-Misc. — 1.2%
Bel Fuse, Inc., Class B	8,986	159,771
Benchmark Electronics, Inc.†	26,208	554,299
CTS Corp.	5,519	98,901
Methode Electronics, Inc.	6,219	212,876
OSI Systems, Inc.†	22,119	1,285,777
Plexus Corp.†	5,618	242,698
Rogers Corp.†	3,033	185,316
Sanmina Corp.†	23,106	619,472
Stoneridge, Inc.†	26,400	394,416
Vishay Intertechnology, Inc.	7,600	94,164
		3,847,690
Electronic Components-Semiconductors — 1.2%
Alpha & Omega Semiconductor, Ltd.†	25,900	360,787
CEVA, Inc.†	3,444	93,574
Diodes, Inc.†	6,513	122,379
DSP Group, Inc.†	3,659	38,822
Intersil Corp., Class A	23,300	315,482
InvenSense, Inc.†	103,300	633,229
Kopin Corp.†	10,559	23,441
Monolithic Power Systems, Inc.	6,245	426,658
QLogic Corp.†	14,015	206,581
Rambus, Inc.†	18,546	224,036
Rovi Corp.†	62,930	984,225
Semtech Corp.†	10,998	262,412

4

Silicon Laboratories, Inc.†	1,500	73,110
		3,764,736
Electronic Design Automation — 0.1%
Mentor Graphics Corp.	21,300	452,838
Electronic Measurement Instruments — 0.2%
Badger Meter, Inc.	2,449	178,850
ESCO Technologies, Inc.	4,337	173,220
FARO Technologies, Inc.†	2,806	94,927
Itron, Inc.†	6,385	275,194
		722,191
Electronic Parts Distribution — 0.3%
Tech Data Corp.†	12,800	919,680
Electronic Security Devices — 0.1%
American Science & Engineering, Inc.	1,202	44,967
TASER International, Inc.†	8,860	220,437
		265,404
Energy-Alternate Sources — 0.5%
FutureFuel Corp.	3,830	41,670
Green Plains, Inc.	6,093	120,154
Renewable Energy Group, Inc.†	4,800	42,384
REX American Resources Corp.†	21,129	1,264,148
		1,468,356
Engineering/R&D Services — 0.7%
EMCOR Group, Inc.	17,500	862,050
Exponent, Inc.	17,631	1,029,827
VSE Corp.	4,500	300,600
		2,192,477
Engines-Internal Combustion — 0.2%
Briggs & Stratton Corp.	33,001	698,961
Enterprise Software/Service — 1.9%
ManTech International Corp., Class A	4,131	156,234
MicroStrategy, Inc., Class A†	1,582	276,882
Omnicell, Inc.†	6,051	207,126
Open Text Corp.	36,067	2,133,724
Tyler Technologies, Inc.†	16,272	2,712,705
Xactly Corp.†	31,200	399,672
		5,886,343
Entertainment Software — 0.6%
Take-Two Interactive Software, Inc.†	53,193	2,017,079
Environmental Consulting & Engineering — 0.1%
Tetra Tech, Inc.	9,760	300,071
Finance-Auto Loans — 1.0%
Credit Acceptance Corp.†	16,862	3,120,819
Finance-Consumer Loans — 1.0%
Encore Capital Group, Inc.†	3,998	94,073
Enova International, Inc.†	4,525	33,304
Nelnet, Inc., Class A	5,700	198,075
PRA Group, Inc.†	113,478	2,739,359
World Acceptance Corp.†	1,411	64,341
		3,129,152
Finance-Investment Banker/Broker — 0.8%
Cowen Group, Inc., Class A†	18,600	55,056
Diamond Hill Investment Group, Inc.	5,367	1,011,250
Evercore Partners, Inc., Class A	6,685	295,410
Greenhill & Co., Inc.	4,674	75,251
Interactive Brokers Group, Inc., Class A	9,811	347,310
INTL. FCStone, Inc.†	2,535	69,180
Investment Technology Group, Inc.	17,795	297,533
KCG Holdings, Inc., Class A†	13,700	182,210
Piper Jaffray Cos.†	2,386	89,952
		2,423,152
Finance-Other Services — 0.3%
Bats Global Markets, Inc.	5,100	131,019
WageWorks, Inc.†	16,004	957,199
		1,088,218
Financial Guarantee Insurance — 0.1%
MBIA, Inc.†	7,500	51,225
MGIC Investment Corp.†	17,800	105,910
NMI Holdings, Inc., Class A†	17,100	93,708
		250,843
Firearms & Ammunition — 0.1%
Sturm Ruger & Co., Inc.	3,195	204,512
Food-Canned — 0.6%
Seneca Foods Corp., Class A†	2,612	94,581
TreeHouse Foods, Inc.†	16,414	1,684,897
		1,779,478
Food-Catering — 0.0%
US Foods Holding Corp.†	5,500	133,320
Food-Dairy Products — 0.1%
Dean Foods Co.	20,700	374,463
Food-Flour & Grain — 0.1%
Post Holdings, Inc.†	4,000	330,760
Food-Misc./Diversified — 0.8%
B&G Foods, Inc.	10,554	508,703
Cal-Maine Foods, Inc.	5,232	231,882
Darling Ingredients, Inc.†	100,126	1,491,877
J&J Snack Foods Corp.	2,478	295,551
		2,528,013
Food-Retail — 0.1%
Ingles Markets, Inc., Class A	7,300	272,290
Food-Wholesale/Distribution — 0.1%
Calavo Growers, Inc.	2,497	167,299
SpartanNash Co.	6,313	193,052
		360,351
Footwear & Related Apparel — 0.3%
Crocs, Inc.†	12,358	139,398
Iconix Brand Group, Inc.†	8,177	55,277
Steven Madden, Ltd.†	9,376	320,472
Wolverine World Wide, Inc.	16,773	340,827
		855,974
Forestry — 0.0%
Deltic Timber Corp.	1,800	120,834
Funeral Services & Related Items — 0.1%
Matthews International Corp., Class A	5,398	300,345

5

Gambling (Non-Hotel) — 0.2%
Isle of Capri Casinos, Inc.†	40,200	736,464
Gas-Distribution — 1.0%
AGL Resources, Inc.	3,800	250,686
Northwest Natural Gas Co.	4,632	300,246
Piedmont Natural Gas Co., Inc.	13,660	821,239
South Jersey Industries, Inc.	13,390	423,392
Southwest Gas Corp.	4,100	322,711
Spire, Inc.	12,488	884,650
		3,002,924
Golf — 0.1%
Callaway Golf Co.	15,827	161,594
Hazardous Waste Disposal — 0.1%
US Ecology, Inc.	3,668	168,545
Health Care Cost Containment — 0.5%
CorVel Corp.†	23,268	1,004,712
ExamWorks Group, Inc.†	6,667	232,345
HealthEquity, Inc.†	5,955	180,943
		1,418,000
Home Furnishings — 0.3%
American Woodmark Corp.†	2,303	152,873
Ethan Allen Interiors, Inc.	4,300	142,072
La-Z-Boy, Inc.	8,406	233,855
Leggett & Platt, Inc.	6,800	347,548
Select Comfort Corp.†	7,866	168,175
		1,044,523
Hotels/Motels — 0.3%
Belmond, Ltd., Class A†	14,711	145,639
Diamond Resorts International, Inc.†	5,100	152,796
Interval Leisure Group, Inc.	18,678	296,980
La Quinta Holdings, Inc.†	23,800	271,320
Marcus Corp.	3,165	66,782
		933,517
Housewares — 0.1%
NACCO Industries, Inc., Class A	4,900	274,400
Human Resources — 1.5%
AMN Healthcare Services, Inc.†	8,093	323,477
Barrett Business Services, Inc.	10,696	441,959
CDI Corp.	2,401	14,646
Cross Country Healthcare, Inc.†	45,120	628,070
Heidrick & Struggles International, Inc.	2,938	49,593
Insperity, Inc.	2,738	211,456
Kelly Services, Inc., Class A	5,010	95,040
Korn/Ferry International	9,650	199,755
Monster Worldwide, Inc.†	14,984	35,812
On Assignment, Inc.†	67,960	2,511,122
Resources Connection, Inc.	6,193	91,532
TriNet Group, Inc.†	2,500	51,975
TrueBlue, Inc.†	7,154	135,354
		4,789,791
Identification Systems — 0.1%
Brady Corp., Class A	7,871	240,538
Independent Power Producers — 0.2%
Dynegy, Inc.†	33,800	582,712
Ormat Technologies, Inc.	1,400	61,264
		643,976
Industrial Automated/Robotic — 0.0%
Hurco Cos., Inc.	3,100	86,273
Instruments-Controls — 0.1%
Watts Water Technologies, Inc., Class A	4,694	273,472
Insurance Brokers — 0.0%
eHealth, Inc.†	2,822	39,564
Insurance-Life/Health — 0.4%
American Equity Investment Life Holding Co.	25,362	361,408
CNO Financial Group, Inc.	26,100	455,706
Primerica, Inc.	7,000	400,680
		1,217,794
Insurance-Multi-line — 0.2%
Horace Mann Educators Corp.	6,760	228,420
Kemper Corp.	5,600	173,488
United Fire Group, Inc.	3,587	152,197
		554,105
Insurance-Property/Casualty — 4.5%
Ambac Financial Group, Inc.†	1,300	21,398
AMERISAFE, Inc.	20,277	1,241,358
AmTrust Financial Services, Inc.	149,048	3,651,676
Employers Holdings, Inc.	5,466	158,623
First American Financial Corp.	4,400	176,968
Global Indemnity PLC†	1,600	44,048
HCI Group, Inc.	1,468	40,047
Infinity Property & Casualty Corp.	1,863	150,270
National General Holdings Corp.	137,315	2,941,287
Navigators Group, Inc.	5,661	520,642
ProAssurance Corp.	14,862	795,860
RLI Corp.	52,158	3,587,427
Safety Insurance Group, Inc.	2,375	146,252
Selective Insurance Group, Inc.	9,712	371,096
Stewart Information Services Corp.	5,034	208,458
United Insurance Holdings Corp.	3,020	49,468
Universal Insurance Holdings, Inc.	5,425	100,797
		14,205,675
Insurance-Reinsurance — 0.0%
Aspen Insurance Holdings, Ltd.	2,000	92,760
Internet Application Software — 0.2%
Bazaarvoice, Inc.†	170,200	682,502
Internet Connectivity Services — 0.1%
Cogent Communications Holdings, Inc.	6,934	277,776
Internet Content-Entertainment — 0.0%
Shutterstock, Inc.†	3,184	145,827
Internet Content-Information/News — 0.2%
DHI Group, Inc.†	6,989	43,542
HealthStream, Inc.†	4,116	109,156
WebMD Health Corp.†	6,100	354,471
XO Group, Inc.†	4,018	70,034
		577,203
Internet Security — 0.2%
AVG Technologies NV†	14,000	265,860

6

Rapid7, Inc.†	5,100	64,158
VASCO Data Security International, Inc.†	15,028	246,309
		576,327
Internet Telephone — 0.1%
8x8, Inc.†	15,057	219,983
Investment Management/Advisor Services — 0.1%
Calamos Asset Management, Inc., Class A	2,906	21,243
Federated Investors, Inc., Class B	2,500	71,950
Financial Engines, Inc.	8,909	230,476
Virtus Investment Partners, Inc.	1,007	71,678
		395,347
Lasers-System/Components — 0.3%
Coherent, Inc.†	5,592	513,234
Electro Scientific Industries, Inc.†	4,667	27,255
II-VI, Inc.†	8,938	167,677
Rofin-Sinar Technologies, Inc.†	4,774	152,481
		860,647
Leisure Games — 0.0%
Intrawest Resorts Holdings, Inc.†	1,900	24,662
Linen Supply & Related Items — 0.2%
G&K Services, Inc., Class A	3,328	254,825
UniFirst Corp.	2,576	298,095
		552,920
Machine Tools & Related Products — 0.0%
Kennametal, Inc.	2,100	46,431
Machinery-Construction & Mining — 0.1%
Astec Industries, Inc.	3,183	178,725
Hyster-Yale Materials Handling, Inc.	1,800	107,082
Joy Global, Inc.	1,500	31,710
		317,517
Machinery-Electrical — 0.1%
Franklin Electric Co., Inc.	6,456	213,371
Machinery-Farming — 0.1%
Alamo Group, Inc.	1,580	104,232
Lindsay Corp.	1,815	123,166
		227,398
Machinery-General Industrial — 0.5%
Albany International Corp., Class A	4,852	193,740
Applied Industrial Technologies, Inc.	12,475	563,122
Chart Industries, Inc.†	5,154	124,366
DXP Enterprises, Inc.†	15,239	227,518
Kadant, Inc.	5,700	293,607
Tennant Co.	2,976	160,317
		1,562,670
Machinery-Pumps — 0.1%
SPX FLOW, Inc.†	7,024	183,116
Medical Imaging Systems — 0.1%
Analogic Corp.	2,085	165,632
Medical Information Systems — 0.2%
Computer Programs & Systems, Inc.	1,800	71,856
Medidata Solutions, Inc.†	9,653	452,436
Quality Systems, Inc.	7,500	89,325
		613,617
Medical Instruments — 0.7%
Abaxis, Inc.	3,563	168,280
AngioDynamics, Inc.†	4,456	64,033
CONMED Corp.	4,348	207,530
CryoLife, Inc.	4,341	51,267
Integra LifeSciences Holdings Corp.†	4,891	390,204
Natus Medical, Inc.†	5,579	210,886
NuVasive, Inc.†	11,096	662,653
SurModics, Inc.†	16,693	391,952
Vascular Solutions, Inc.†	2,927	121,939
		2,268,744
Medical Labs & Testing Services — 0.0%
Quorum Health Corp.†	4,966	53,186
Medical Laser Systems — 0.1%
Cynosure, Inc., Class A†	3,963	192,780
Medical Products — 0.6%
Cantel Medical Corp.	6,042	415,266
Haemonetics Corp.†	8,600	249,314
Integer Holdings Corp.†	4,255	131,607
Invacare Corp.	5,082	61,645
Luminex Corp.†	6,499	131,475
MiMedx Group, Inc.†	16,795	134,024
Orthofix International NV†	8,850	375,240
Penumbra, Inc.†	650	38,675
Wright Medical Group NV†	19,200	333,504
Zeltiq Aesthetics, Inc.†	5,451	148,976
		2,019,726
Medical-Biomedical/Gene — 1.3%
Acorda Therapeutics, Inc.†	7,761	197,944
Aduro Biotech, Inc.†	1,200	13,572
AMAG Pharmaceuticals, Inc.†	5,826	139,358
ANI Pharmaceuticals, Inc.†	1,278	71,338
Applied Genetic Technologies Corp.†	600	8,478
Ardelyx, Inc.†	2,500	21,825
Arrowhead Pharmaceuticals, Inc.†	26,400	140,448
Atara Biotherapeutics, Inc.†	4,100	92,291
Bellicum Pharmaceuticals, Inc.†	10,400	134,784
Blueprint Medicines Corp.†	2,800	56,700
Cambrex Corp.†	7,388	382,181
Coherus Biosciences, Inc.†	5,700	96,273
Dimension Therapeutics, Inc.†	7,200	43,200
Edge Therapeutics, Inc.†	7,900	79,869
Emergent BioSolutions, Inc.†	5,265	148,052
Halozyme Therapeutics, Inc.†	9,700	83,711
Idera Pharmaceuticals, Inc.†	14,300	21,879
Infinity Pharmaceuticals, Inc.†	14,800	19,684
Intellia Therapeutics, Inc.†	2,200	46,970
Karyopharm Therapeutics, Inc.†	11,600	77,836
Kite Pharma, Inc.†	1,000	50,000
Ligand Pharmaceuticals, Inc.†	3,192	380,710
MacroGenics, Inc.†	4,900	132,251
Medicines Co.†	11,721	394,177
Momenta Pharmaceuticals, Inc.†	10,655	115,074

7

Prothena Corp. PLC†	5,900	206,264
PTC Therapeutics, Inc.†	23,500	164,970
Puma Biotechnology, Inc.†	1,500	44,685
Sage Therapeutics, Inc.†	4,300	129,559
Selecta Biosciences, Inc.†	10,700	149,693
Spark Therapeutics, Inc.†	1,500	76,695
Spectrum Pharmaceuticals, Inc.†	10,263	67,428
Tokai Pharmaceuticals, Inc.†	6,500	35,815
Trius Therapeutics, Inc. CVR†(1)(2)	13,800	0
Ultragenyx Pharmaceutical, Inc.†	3,600	176,076
Versartis, Inc.†	4,200	46,452
		4,046,242
Medical-Drugs — 0.9%
ACADIA Pharmaceuticals, Inc.†	10,100	327,846
Adamas Pharmaceuticals, Inc.†	7,100	107,494
Aimmune Therapeutics, Inc.†	7,200	77,904
Amicus Therapeutics, Inc.†	12,600	68,796
Chimerix, Inc.†	2,900	11,397
Enanta Pharmaceuticals, Inc.†	2,236	49,304
FibroGen, Inc.†	6,600	108,306
Global Blood Therapeutics, Inc.†	7,100	117,789
Immune Design Corp.†	10,500	85,680
Intra-Cellular Therapies, Inc.†	4,100	159,162
Lannett Co., Inc.†	4,705	111,932
Ophthotech Corp.†	3,200	163,296
Pacira Pharmaceuticals, Inc.†	4,200	141,666
PharMerica Corp.†	5,178	127,689
Prestige Brands Holdings, Inc.†	2,400	132,960
Radius Health, Inc.†	4,100	150,675
Reata Pharmaceuticals, Inc., Class A†	8,417	166,236
Relypsa, Inc.†	4,800	88,800
Sagent Pharmaceuticals, Inc.†	4,039	60,504
SciClone Pharmaceuticals, Inc.†	8,409	109,822
Supernus Pharmaceuticals, Inc.†	5,828	118,716
Synergy Pharmaceuticals, Inc.†	50,300	191,140
TherapeuticsMD, Inc.†	15,700	133,450
		2,810,564
Medical-Generic Drugs — 0.2%
Amphastar Pharmaceuticals, Inc.†	7,900	127,348
AveXis, Inc.†	2,400	91,248
Impax Laboratories, Inc.†	11,690	336,906
		555,502
Medical-HMO — 0.4%
Magellan Health, Inc.†	4,148	272,814
Molina Healthcare, Inc.†	12,200	608,780
Triple-S Management Corp., Class B†	8,000	195,440
WellCare Health Plans, Inc.†	2,650	284,292
		1,361,326
Medical-Hospitals — 0.4%
Adeptus Health, Inc., Class A†	2,271	117,320
Community Health Systems, Inc.†	73,000	879,650
Select Medical Holdings Corp.†	17,690	192,290
		1,189,260
Medical-Nursing Homes — 0.1%
Ensign Group, Inc.	7,872	165,391
Kindred Healthcare, Inc.	14,347	161,977
		327,368
Medical-Outpatient/Home Medical — 0.6%
Air Methods Corp.†	5,882	210,752
Almost Family, Inc.†	1,468	62,552
Amedisys, Inc.†	4,730	238,770
Amsurg Corp.†	5,600	434,224
Chemed Corp.	2,790	380,305
Civitas Solutions, Inc.†	18,800	391,604
LHC Group, Inc.†	2,198	95,129
Providence Service Corp.†	2,053	92,139
		1,905,475
Medical-Wholesale Drug Distribution — 0.2%
Owens & Minor, Inc.	17,900	669,102
Metal Processors & Fabrication — 0.2%
CIRCOR International, Inc.	2,767	157,692
Haynes International, Inc.	2,103	67,464
Mueller Industries, Inc.	9,625	306,845
		532,001
Metal Products-Distribution — 0.1%
Olympic Steel, Inc.	7,332	200,237
Metal-Aluminum — 0.1%
Century Aluminum Co.†	8,361	52,925
Kaiser Aluminum Corp.	3,029	273,852
		326,777
Miscellaneous Manufacturing — 0.2%
Hillenbrand, Inc.	10,617	318,935
John Bean Technologies Corp.	4,922	301,325
		620,260
MRI/Medical Diagnostic Imaging — 0.2%
Alliance HealthCare Services, Inc.†	11,665	72,790
Surgical Care Affiliates, Inc.†	12,984	618,947
		691,737
Multimedia — 0.0%
E.W. Scripps Co., Class A†	8,988	142,370
Networking Products — 0.4%
Black Box Corp.	7,154	93,574
Ixia†	10,468	102,796
LogMeIn, Inc.†	4,212	267,167
NETGEAR, Inc.†	14,687	698,220
Polycom, Inc.†	20,300	228,375
		1,390,132
Non-Ferrous Metals — 0.0%
Materion Corp.	3,375	83,565
Office Furnishings-Original — 0.1%
Interface, Inc.	16,130	245,982
Office Supplies & Forms — 0.3%
ACCO Brands Corp.†	101,500	1,048,495
Oil & Gas Drilling — 0.1%
Atwood Oceanics, Inc.	9,825	123,009
Parker Drilling Co.†	25,000	57,250

8

Seadrill, Ltd.†	23,300	75,492
		255,751
Oil Companies-Exploration & Production — 0.8%
Bill Barrett Corp.†	93,178	595,407
Bonanza Creek Energy, Inc.†	6,855	13,779
Carrizo Oil & Gas, Inc.†	9,210	330,179
Contango Oil & Gas Co.†	2,970	36,353
Denbury Resources, Inc.	109,200	392,028
EP Energy Corp.†	1,700	8,806
Northern Oil and Gas, Inc.†	9,035	41,742
PDC Energy, Inc.†	7,804	449,588
Sanchez Energy Corp.†	26,000	183,560
Synergy Resources Corp.†	32,634	217,342
Unit Corp.†	18,364	285,744
		2,554,528
Oil Field Machinery & Equipment — 0.1%
Exterran Corp.†	5,921	76,085
Flotek Industries, Inc.†	9,069	119,711
Gulf Island Fabrication, Inc.	2,268	15,740
		211,536
Oil Refining & Marketing — 0.0%
Adams Resources & Energy, Inc.	1,199	46,162
Western Refining, Inc.	3,100	63,953
		110,115
Oil-Field Services — 0.7%
Archrock, Inc.	16,731	157,606
Basic Energy Services, Inc.†	6,628	11,135
Bristow Group, Inc.	5,893	67,239
CARBO Ceramics, Inc.	3,320	43,492
Era Group, Inc.†	3,307	31,086
Gulfmark Offshore, Inc., Class A†	4,345	13,600
Helix Energy Solutions Group, Inc.†	16,849	113,899
Matrix Service Co.†	4,484	73,941
MRC Global, Inc.†	31,100	441,931
Newpark Resources, Inc.†	14,171	82,050
NOW, Inc.†	9,700	175,958
Pioneer Energy Services Corp.†	31,898	146,731
SEACOR Holdings, Inc.†	11,283	653,850
Tesco Corp.	7,796	52,155
TETRA Technologies, Inc.†	15,238	97,066
		2,161,739
Optical Recognition Equipment — 0.1%
Lumentum Holdings, Inc.†	7,990	193,358
Paper & Related Products — 0.9%
Clearwater Paper Corp.†	2,882	188,397
Domtar Corp.	3,200	112,032
Neenah Paper, Inc.	28,352	2,051,834
P.H. Glatfelter Co.	7,330	143,375
Schweitzer-Mauduit International, Inc.	5,147	181,586
		2,677,224
Patient Monitoring Equipment — 0.1%
Masimo Corp.†	7,428	390,081
Pharmacy Services — 0.1%
Diplomat Pharmacy, Inc.†	6,114	213,990
Physical Therapy/Rehabilitation Centers — 0.0%
U.S. Physical Therapy, Inc.	2,106	126,802
Physicians Practice Management — 0.0%
Healthways, Inc.†	5,297	61,180
Platinum — 0.1%
Stillwater Mining Co.†	20,398	241,920
Poultry — 0.2%
Pilgrim’s Pride Corp.	13,200	336,336
Sanderson Farms, Inc.	5,047	437,272
		773,608
Power Converter/Supply Equipment — 0.3%
Advanced Energy Industries, Inc.†	21,467	814,887
Powell Industries, Inc.	1,478	58,145
SPX Corp.	7,010	104,098
Vicor Corp.†	2,779	27,985
		1,005,115
Printing-Commercial — 0.3%
Deluxe Corp.	8,400	557,508
Ennis, Inc.	18,800	360,584
		918,092
Professional Sports — 0.7%
Madison Square Garden Co., Class A†	13,298	2,294,038
Protection/Safety — 0.1%
Landauer, Inc.	6,818	280,629
Publishing-Books — 0.2%
Houghton Mifflin Harcourt Co.†	18,600	290,718
Scholastic Corp.	4,488	177,770
		468,488
Publishing-Newspapers — 0.1%
Gannett Co., Inc.	19,632	271,118
Racetracks — 0.0%
Speedway Motorsports, Inc.	6,900	122,475
Real Estate Investment Trusts — 5.0%
Acadia Realty Trust	12,064	428,513
Agree Realty Corp.	3,983	192,140
American Assets Trust, Inc.	14,155	600,738
Armada Hoffler Properties, Inc.	1,100	15,114
Ashford Hospitality Trust, Inc.	3,200	17,184
Capstead Mtg. Corp.	63,965	620,461
CareTrust REIT, Inc.	9,757	134,451
CBL & Associates Properties, Inc.	8,200	76,342
Cedar Realty Trust, Inc.	12,653	94,012
Chesapeake Lodging Trust	10,123	235,360
CoreSite Realty Corp.	20,041	1,777,436
Cousins Properties, Inc.	33,629	349,742
CubeSmart	5,400	166,752
CyrusOne, Inc.	1,600	89,056
CYS Investments, Inc.	108,700	909,819
DCT Industrial Trust, Inc.	6,450	309,858
DiamondRock Hospitality Co.	41,838	377,797
EastGroup Properties, Inc.	8,921	614,835
EPR Properties	300	24,204
Equity LifeStyle Properties, Inc.	2,100	168,105
Equity One, Inc.	1,700	54,706

9

First Industrial Realty Trust, Inc.	4,000	111,280
Franklin Street Properties Corp.	21,923	268,995
GEO Group, Inc.	12,462	425,951
Getty Realty Corp.	4,430	95,024
Gladstone Commercial Corp.	1,600	27,024
Government Properties Income Trust	19,583	451,584
Gramercy Property Trust	10,000	92,200
Hersha Hospitality Trust	14,100	241,815
Highwoods Properties, Inc.	3,000	158,400
Hospitality Properties Trust	8,200	236,160
Kite Realty Group Trust	14,045	393,681
Lexington Realty Trust	35,636	360,280
LTC Properties, Inc.	19,288	997,768
Mack-Cali Realty Corp.	7,200	194,400
Monogram Residential Trust, Inc.	7,100	72,491
National Retail Properties, Inc.	1,000	51,720
Parkway Properties, Inc.	13,740	229,870
Pennsylvania Real Estate Investment Trust	15,904	341,141
Post Properties, Inc.	3,300	201,465
Potlatch Corp.	11,300	385,330
PS Business Parks, Inc.	4,685	496,985
Ramco-Gershenson Properties Trust	14,800	290,228
Retail Opportunity Investments Corp.	16,952	367,350
RLJ Lodging Trust	38,600	827,970
Sabra Health Care REIT, Inc.	10,997	226,923
Saul Centers, Inc.	5,818	359,029
Silver Bay Realty Trust Corp.	1,800	30,654
Summit Hotel Properties, Inc.	17,298	229,026
Taubman Centers, Inc.	2,700	200,340
Universal Health Realty Income Trust	2,066	118,134
Urstadt Biddle Properties, Inc., Class A	4,459	110,494
		15,850,337
Real Estate Management/Services — 0.9%
FirstService Corp.	52,061	2,385,956
Four Corners Property Trust, Inc.	9,080	186,957
HFF, Inc., Class A	5,838	168,601
RE/MAX Holdings, Inc., Class A	2,973	119,693
		2,861,207
Real Estate Operations & Development — 0.2%
Alexander & Baldwin, Inc.	2,400	86,736
Forestar Group, Inc.†	38,712	460,286
St. Joe Co.†	1,600	28,352
		575,374
Recreational Vehicles — 0.0%
Arctic Cat, Inc.	2,199	37,383
Rental Auto/Equipment — 0.0%
Rent-A-Center, Inc.	8,945	109,845
Research & Development — 1.0%
Albany Molecular Research, Inc.†	4,572	61,448
INC Research Holdings, Inc.†	5,000	190,650
PAREXEL International Corp.†	45,975	2,890,908
		3,143,006
Resort/Theme Parks — 0.1%
Marriott Vacations Worldwide Corp.	4,136	283,275
Respiratory Products — 0.3%
Inogen, Inc.†	16,949	849,314
Retail-Apparel/Shoe — 1.0%
Abercrombie & Fitch Co., Class A	20,900	372,229
Buckle, Inc.	4,717	122,595
Caleres, Inc.	7,356	178,089
Cato Corp., Class A	4,364	164,610
Children’s Place, Inc.	18,905	1,515,803
Express, Inc.†	11,533	167,344
Finish Line, Inc., Class A	7,114	143,632
Francesca’s Holdings Corp.†	6,820	75,361
Genesco, Inc.†	3,523	226,564
Stein Mart, Inc.	5,000	38,600
Tailored Brands, Inc.	8,193	103,723
Vera Bradley, Inc.†	3,421	48,475
		3,157,025
Retail-Automobile — 1.3%
Asbury Automotive Group, Inc.†	17,064	899,955
Group 1 Automotive, Inc.	3,534	174,438
Lithia Motors, Inc., Class A	39,548	2,810,677
Sonic Automotive, Inc., Class A	4,839	82,795
		3,967,865
Retail-Bookstores — 0.1%
Barnes & Noble Education, Inc.†	6,585	66,838
Barnes & Noble, Inc.	10,193	115,690
		182,528
Retail-Building Products — 0.0%
Lumber Liquidators Holdings, Inc.†	4,566	70,408
Retail-Discount — 0.8%
Big Lots, Inc.	10,800	541,188
Fred’s, Inc., Class A	5,899	95,033
HSN, Inc.	35,878	1,755,511
Tuesday Morning Corp.†	7,504	52,678
		2,444,410
Retail-Hair Salons — 0.3%
Regis Corp.†	66,173	823,854
Retail-Home Furnishings — 0.2%
Haverty Furniture Cos., Inc.	3,389	61,104
Kirkland’s, Inc.†	2,420	35,525
Pier 1 Imports, Inc.	80,400	413,256
		509,885
Retail-Jewelry — 0.1%
Movado Group, Inc.	10,257	222,372
Retail-Leisure Products — 0.0%
MarineMax, Inc.†	4,101	69,594
Retail-Misc./Diversified — 0.1%
Five Below, Inc.†	9,220	427,900
Retail-Pawn Shops — 0.3%
Cash America International, Inc.	8,444	359,884
EZCORP, Inc., Class A†	26,477	200,166
First Cash Financial Services, Inc.	4,758	244,228
		804,278

10

Retail-Pet Food & Supplies — 0.0%
PetMed Express, Inc.	3,401	63,803
Retail-Petroleum Products — 0.6%
World Fuel Services Corp.	38,244	1,816,208
Retail-Regional Department Stores — 0.0%
Dillard’s, Inc., Class A	1,300	78,780
Stage Stores, Inc.	4,560	22,253
		101,033
Retail-Restaurants — 1.4%
Biglari Holdings, Inc.†	178	71,794
BJ’s Restaurants, Inc.†	3,333	146,085
Bloomin’ Brands, Inc.	6,900	123,303
Bob Evans Farms, Inc.	17,236	654,106
Chuy’s Holdings, Inc.†	2,787	96,458
DineEquity, Inc.	3,492	296,052
Jack in the Box, Inc.	10,200	876,384
Krispy Kreme Doughnuts, Inc.†	10,276	215,385
Papa John’s International, Inc.	4,643	315,724
Popeyes Louisiana Kitchen, Inc.†	3,689	201,567
Red Robin Gourmet Burgers, Inc.†	2,299	109,042
Ruby Tuesday, Inc.†	32,241	116,390
Ruth’s Hospitality Group, Inc.	5,685	90,676
Sonic Corp.	38,580	1,043,589
		4,356,555
Retail-Sporting Goods — 0.1%
Big 5 Sporting Goods Corp.	3,094	28,681
Hibbett Sports, Inc.†	3,770	131,158
Zumiez, Inc.†	3,179	45,492
		205,331
Retail-Video Rentals — 0.4%
Outerwall, Inc.	33,050	1,388,100
Retail-Vitamins & Nutrition Supplements — 0.0%
Vitamin Shoppe, Inc.†	4,089	125,001
Rubber-Tires — 0.3%
Cooper Tire & Rubber Co.	33,600	1,001,952
Rubber/Plastic Products — 0.2%
Myers Industries, Inc.	6,193	89,179
Proto Labs, Inc.†	3,988	229,549
Trinseo SA	6,400	274,752
		593,480
Satellite Telecom — 0.5%
DigitalGlobe, Inc.†	62,400	1,334,736
Iridium Communications, Inc.†	13,677	121,452
		1,456,188
Savings & Loans/Thrifts — 1.4%
Astoria Financial Corp.	15,377	235,729
Banc of California, Inc.	8,275	149,778
Bank Mutual Corp.	7,137	54,812
BankFinancial Corp.	1,500	17,985
Beneficial Bancorp, Inc.†	31,199	396,851
BofI Holding, Inc.†	9,668	171,220
Brookline Bancorp, Inc.	11,861	130,827
Capitol Federal Financial, Inc.	1,600	22,320
Charter Financial Corp.	5,600	74,368
Dime Community Bancshares, Inc.	5,194	88,350
First Defiance Financial Corp.	1,600	62,160
Flushing Financial Corp.	5,800	115,304
Investors Bancorp, Inc.	19,100	211,628
Meridian Bancorp, Inc.	47,000	694,660
Northfield Bancorp, Inc.	52,600	780,058
Northwest Bancshares, Inc.	17,160	254,483
Oritani Financial Corp.	18,961	303,186
Provident Financial Services, Inc.	9,968	195,772
Sterling Bancorp	20,240	317,768
		4,277,259
Schools — 0.4%
American Public Education, Inc.†	2,705	76,010
Capella Education Co.	1,790	94,226
Career Education Corp.†	11,516	68,520
K12, Inc.†	7,500	93,675
Strayer Education, Inc.†	17,979	883,308
Universal Technical Institute, Inc.	3,568	8,064
		1,223,803
Security Services — 0.1%
Ascent Capital Group, Inc., Class A†	10,200	156,978
Brink’s Co.	8,311	236,780
		393,758
Seismic Data Collection — 0.0%
Geospace Technologies Corp.†	2,245	36,751
Semiconductor Components-Integrated Circuits — 0.4%
Cirrus Logic, Inc.†	10,484	406,674
Exar Corp.†	8,191	65,938
Integrated Device Technology, Inc.†	23,800	479,094
Power Integrations, Inc.	4,853	242,990
		1,194,696
Semiconductor Equipment — 0.7%
Brooks Automation, Inc.	11,561	129,714
Cabot Microelectronics Corp.	3,986	168,767
Cohu, Inc.	38,227	414,763
Kulicke & Soffa Industries, Inc.†	11,857	144,300
MKS Instruments, Inc.	8,992	387,195
Nanometrics, Inc.†	4,111	85,468
Rudolph Technologies, Inc.†	5,203	80,803
Tessera Technologies, Inc.	12,262	375,708
Ultratech, Inc.†	4,500	103,365
Veeco Instruments, Inc.†	6,713	111,167
Xcerra Corp.†	48,900	281,175
		2,282,425
Steel Pipe & Tube — 0.0%
TimkenSteel Corp.	6,407	61,635
Steel-Producers — 0.4%
AK Steel Holding Corp.†	40,127	186,992
Carpenter Technology Corp.	4,100	135,013
Commercial Metals Co.	4,000	67,600
Ryerson Holding Corp.†	10,300	180,250
Worthington Industries, Inc.	13,700	579,510
		1,149,365
Storage/Warehousing — 0.7%
Mobile Mini, Inc.	7,489	259,419

11

Wesco Aircraft Holdings, Inc.†	153,515	2,060,171
		2,319,590
Telecom Equipment-Fiber Optics — 0.2%
Acacia Communications, Inc.†	1,100	43,934
Harmonic, Inc.†	59,527	169,652
Viavi Solutions, Inc.†	39,174	259,724
		473,310
Telecom Services — 0.4%
Consolidated Communications Holdings, Inc.	8,534	232,466
EarthLink Holdings Corp.	58,000	371,200
Inteliquent, Inc.	5,742	114,209
Lumos Networks Corp.†	3,923	47,468
Spok Holdings, Inc.	3,472	66,541
Vonage Holdings Corp.†	6,700	40,870
West Corp.	15,700	308,662
		1,181,416
Telecommunication Equipment — 0.3%
ADTRAN, Inc.	8,251	153,881
Comtech Telecommunications Corp.	3,927	50,423
Plantronics, Inc.	14,600	642,400
		846,704
Telephone-Integrated — 0.4%
Cincinnati Bell, Inc.†	121,091	553,386
General Communication, Inc., Class A†	6,835	107,993
Windstream Holdings, Inc.	61,600	571,032
		1,232,411
Television — 0.2%
Sinclair Broadcast Group, Inc., Class A	22,300	665,878
Textile-Apparel — 0.0%
Perry Ellis International, Inc.†	1,969	39,616
Unifi, Inc.†	2,525	68,756
		108,372
Therapeutics — 0.4%
Anika Therapeutics, Inc.†	2,414	129,511
Axsome Therapeutics, Inc.†	10,200	76,908
Cara Therapeutics, Inc.†	6,800	32,708
Flexion Therapeutics, Inc.†	8,100	121,217
Mirati Therapeutics, Inc.†	3,800	20,748
Neurocrine Biosciences, Inc.†	7,800	354,510
Portola Pharmaceuticals, Inc.†	3,800	89,680
Proteostasis Therapeutics, Inc.†	4,300	52,159
Seres Therapeutics, Inc.†	3,300	95,865
Xencor, Inc.†	11,500	218,385
Zafgen, Inc.†	900	5,391
		1,197,082
Tobacco — 0.1%
Universal Corp.	7,927	457,705
Toys — 0.0%
JAKKS Pacific, Inc.†	12,900	102,039
Transactional Software — 0.2%
ACI Worldwide, Inc.†	14,800	288,748
Bottomline Technologies de, Inc.†	6,386	137,490
Synchronoss Technologies, Inc.†	6,780	216,011
		642,249
Transport-Air Freight — 0.1%
Atlas Air Worldwide Holdings, Inc.†	7,780	322,248
Transport-Equipment & Leasing — 0.0%
Greenbrier Cos., Inc.	4,307	125,463
Transport-Marine — 0.0%
Hornbeck Offshore Services, Inc.†	5,426	45,253
Tidewater, Inc.	7,930	34,971
		80,224
Transport-Rail — 0.3%
Genesee & Wyoming, Inc., Class A†	13,431	791,757
Transport-Services — 0.4%
Echo Global Logistics, Inc.†	4,214	94,478
Hub Group, Inc., Class A†	5,765	221,203
Matson, Inc.	28,788	929,564
		1,245,245
Transport-Truck — 0.5%
ArcBest Corp.	13,176	214,110
Celadon Group, Inc.	4,652	38,007
Forward Air Corp.	5,130	228,439
Heartland Express, Inc.	9,956	173,135
Knight Transportation, Inc.	10,270	272,977
Marten Transport, Ltd.	3,878	76,784
Roadrunner Transportation Systems, Inc.†	5,100	38,046
Saia, Inc.†	4,214	105,940
Swift Transportation Co.†	9,700	149,477
USA Truck, Inc.†	24,354	426,438
		1,723,353
Veterinary Diagnostics — 1.2%
Neogen Corp.†	68,270	3,840,188
Phibro Animal Health Corp., Class A	3,120	58,219
		3,898,407
Vitamins & Nutrition Products — 0.0%
Herbalife, Ltd.†	1,400	81,942
Water — 0.4%
American States Water Co.	23,559	1,032,356
California Water Service Group	8,083	282,339
		1,314,695
Web Hosting/Design — 0.2%
NIC, Inc.	10,327	226,574
Web.com Group, Inc.†	22,900	416,322
		642,896
Web Portals/ISP — 0.0%
Blucora, Inc.†	6,968	72,188
Wire & Cable Products — 0.1%
Encore Wire Corp.	3,486	129,958
General Cable Corp.	8,297	105,455
		235,413
Wireless Equipment — 0.4%
CalAmp Corp.†	6,159	91,215

12

InterDigital, Inc.	9,475	527,568
Ubiquiti Networks, Inc.†	14,700	568,302
		1,187,085
Total Common Stocks (cost $278,290,215)		303,672,120
EXCHANGE-TRADED FUNDS — 1.6%
iShares Core S&P Small-Cap ETF (cost $4,799,210)	43,444	5,048,627
Total Long-Term Investment Securities (cost $283,089,425)		308,720,747

SHORT-TERM INVESTMENT SECURITIES — 1.7%
Registered Investment Companies — 0.5%
SSgA Prime Money Market Fund, Class N 0.39%(3)	1,655,782	1,655,782
Time Deposits — 1.2%
Euro Time Deposit with State Street Bank and Trust Co. 0.01% due 07/01/2016	$3,603,000	3,603,000
Total Short-Term Investment Securities (cost $5,258,782)		5,258,782
REPURCHASE AGREEMENTS — 0.1%
State Street Bank and Trust Co. Joint Repurchase Agreement(4) (cost $304,000)	304,000	304,000
TOTAL INVESTMENTS (cost $288,652,207)(5)	99.7%	314,283,529
Other assets less liabilities	0.3	971,999
NET ASSETS	100.0%	$315,255,528

†                                         Non-income producing security

(1)                                 Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs (see Note 1).

(2)                                 Illiquid security. At June 30, 2016, the aggregate value of these securities was $0 representing 0.0% of net assets.

(3)                                 The rate shown is the 7-day yield as of June 30, 2016

(4)                                 See Note 2 for details of Joint Repurchase Agreements.

(5)                                 See Note 4 for cost of investments on a tax basis.

CVR — Contingent Value Rights

ETF — Exchange-Trade Fund

Futures Contracts

Number						Unrealized
of			Expiration	Value at	Value as of	Appreciation
Contracts	Type	Description	Month	Trade Date	June 30, 2016	(Depreciation)
42	Long	Russell 2000 Mini Index	September 2016	$4,778,118	$4,819,080	$40,962

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2016 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs	Level 3- Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Medical-Biomedical/Gene	$4,046,242	$—	$0	$4,046,242
Other Industries	299,625,878	—	—	299,625,878
Exchange-Traded Funds	5,048,627	—	—	5,048,627
Short-Term Investment Securities:
Registered Investment Companies	1,655,782	—	—	1,655,782
Time Deposits	—	3,603,000	—	3,603,000
Repurchase Agreements	—	304,000	—	304,000
Total Investment at Value	$310,376,529	$3,907,000	$0	$314,283,529

Other Financial Instruments:+
Futures Contracts	$40,962	$—	$—	$40,962

* For a detailed presentation of investments, please refer to the Portfolio of Investments.

+ Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards, swaps and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Portfolio.

See Notes to Portfolio of Investments

13

SEASONS SERIES TRUST INTERNATIONAL EQUITY PORTFOLIO

Portfolio of Investments — June 30, 2016 — (unaudited)

Security Description	Shares/Principal Amount	Value (Note 1)
COMMON STOCKS — 95.2%
Australia — 4.9%
AGL Energy, Ltd.(1)	12,977	$187,270
Alumina, Ltd.(1)	48,724	47,644
Amcor, Ltd.(1)	21,655	242,183
AMP, Ltd.(1)	55,622	215,901
APA Group(1)	21,810	151,073
Aristocrat Leisure, Ltd.(1)	10,466	108,144
Asciano, Ltd.(1)	11,095	73,465
ASX, Ltd.(1)	3,718	127,314
Aurizon Holdings, Ltd.(1)	39,309	142,393
AusNet Services(1)	31,442	38,581
Australia & New Zealand Banking Group, Ltd.(1)	193,263	3,523,764
Bank of Queensland, Ltd.(1)	7,178	57,180
Beach Energy, Ltd.(1)	455,650	210,714
Bendigo & Adelaide Bank, Ltd.(1)	8,876	64,379
BGP Holdings PLC†(2)(3)	98,723	0
BHP Billiton, Ltd.(1)	87,707	1,249,201
Boral, Ltd.(1)	13,913	65,196
Brambles, Ltd.(1)	30,292	281,084
Caltex Australia, Ltd.(1)	5,196	124,140
Challenger, Ltd.(1)	230,716	1,497,737
CIMIC Group, Ltd.(1)	2,004	53,670
Coca-Cola Amatil, Ltd.(1)	11,072	68,329
Cochlear, Ltd.(1)	1,128	102,311
Commonwealth Bank of Australia(1)	32,068	1,799,588
Computershare, Ltd.(1)	9,039	62,261
Crown Resorts, Ltd.(1)	6,942	65,681
CSL, Ltd.(1)	23,549	1,980,047
Dexus Property Group(1)	17,925	121,053
Domino’s Pizza Enterprises, Ltd.(1)	1,150	58,789
Duet Group(1)	43,237	80,922
Flight Centre Travel Group, Ltd.(1)	1,121	26,593
Fortescue Metals Group, Ltd.(1)	30,365	81,727
Goodman Group(1)	34,292	182,798
GPT Group(1)	32,105	129,873
Harvey Norman Holdings, Ltd.(1)	10,894	37,769
Healthscope, Ltd.(1)	30,836	66,032
Incitec Pivot, Ltd.(1)	32,512	72,902
Insurance Australia Group, Ltd.(1)	45,815	188,170
LendLease Group(1)	10,716	101,625
Macquarie Group, Ltd.(1)	34,387	1,788,367
Medibank Pvt., Ltd.(1)	53,281	117,528
Mirvac Group(1)	71,172	107,674
National Australia Bank, Ltd.(1)	49,556	951,988
Newcrest Mining, Ltd.†(1)	14,404	247,687
Orica, Ltd.(1)	7,220	66,890
Origin Energy, Ltd.(1)	33,078	144,479
Platinum Asset Management, Ltd.(1)	4,442	19,249
Qantas Airways, Ltd.(1)	10,005	21,095
QBE Insurance Group, Ltd.(1)	80,459	631,476
Ramsay Health Care, Ltd.(1)	2,555	137,393
REA Group, Ltd.(1)	1,030	45,860
Rio Tinto, Ltd.(1)	182,455	6,283,197
Santos, Ltd.(1)	31,421	110,874
Scentre Group(1)	415,805	1,529,332
SEEK, Ltd.(1)	6,381	72,810
Sonic Healthcare, Ltd.(1)	7,420	119,944
South32, Ltd. †(1)	785,179	917,571
Stockland(1)	45,272	159,447
Suncorp Group, Ltd.(1)	24,988	228,899
Sydney Airport(1)	20,728	107,702
Tabcorp Holdings, Ltd.(1)	15,812	54,062
Tatts Group, Ltd.(1)	27,437	78,504
Telstra Corp., Ltd.(1)	905,433	3,768,096
TPG Telecom, Ltd.(1)	6,346	56,460
Transurban Group(1)	38,216	342,757
Treasury Wine Estates, Ltd.(1)	13,783	95,345
Vicinity Centres(1)	65,289	162,452
Vocus Communications, Ltd.(6)	8,467	60,012
Wesfarmers, Ltd.(1)	21,204	638,622
Westfield Corp.(1)	37,156	296,035
Westpac Banking Corp.(1)	62,762	1,393,755
Woodside Petroleum, Ltd.(1)	13,937	282,507
Woolworths, Ltd.(1)	23,985	376,567
WorleyParsons, Ltd.(1)	108,216	596,460
		35,698,599
Austria — 0.1%
ANDRITZ AG(1)	1,402	66,617
Erste Group Bank AG(1)	5,420	123,946
OMV AG(1)	2,854	79,952
Raiffeisen Bank International AG†(1)	2,260	28,445
voestalpine AG(1)	2,181	72,982
		371,942
Belgium — 0.7%
Ageas(1)	3,889	134,363
Anheuser-Busch InBev SA/NV(1)	15,120	1,987,518
Colruyt SA(1)	1,341	74,011
Delhaize Group(1)	1,998	211,116
Groupe Bruxelles Lambert SA(1)	1,568	128,193
KBC Groep NV†(1)	4,715	231,154
Proximus SADP(1)	2,937	93,006
Solvay SA(1)	1,398	129,954
Telenet Group Holding NV†(1)	1,017	46,421
UCB SA(1)	2,455	183,572
Umicore SA(1)	33,756	1,739,365
		4,958,673
Bermuda — 0.1%
Cheung Kong Infrastructure Holdings, Ltd.(1)	13,000	111,681
First Pacific Co., Ltd.(1)	46,000	33,317
Hongkong Land Holdings, Ltd.(1)	22,100	135,079
Jardine Matheson Holdings, Ltd.	4,603	268,401
Kerry Properties, Ltd.(1)	13,500	33,445
Li & Fung, Ltd.(1)	110,000	53,699
Noble Group, Ltd.†(1)	86,000	12,934
NWS Holdings, Ltd.(1)	28,000	44,626
Shangri-La Asia, Ltd.(1)	20,000	20,166
Yue Yuen Industrial Holdings, Ltd.(1)	14,000	55,847
		769,195
Brazil — 0.1%
Lojas Renner SA	112,600	830,400
Canada — 0.8%
MEG Energy Corp.†	75,428	395,253
National Bank of Canada	50,100	1,713,626
PrairieSky Royalty, Ltd.	90,883	1,724,874

1

Sun Life Financial, Inc.	62,500	2,053,098
		5,886,851
Cayman Islands — 1.7%
Alibaba Group Holding, Ltd. ADR†	51,942	4,130,947
ASM Pacific Technology, Ltd.(1)	4,600	33,128
Baidu, Inc. ADR†	4,500	743,175
Cheung Kong Property Holdings, Ltd.(1)	246,524	1,554,981
CK Hutchison Holdings, Ltd.(1)	227,024	2,498,410
Ctrip.com International, Ltd. ADR†	63,472	2,615,046
Melco Crown Entertainment, Ltd. ADR	3,500	44,030
MGM China Holdings, Ltd.(1)	18,800	24,414
Sands China, Ltd.(1)	45,200	152,733
WH Group, Ltd.*(1)	112,500	89,015
Wynn Macau, Ltd.(1)	314,000	457,534
		12,343,413
China — 0.1%
Ping An Insurance Group Co. of China, Ltd.(1)	222,500	984,399
Cyprus — 0.2%
Aroundtown Property Holdings PLC†(1)	256,849	1,297,661
Denmark — 2.4%
AP Moeller - Maersk A/S, Series A(1)	71	90,346
AP Moeller - Maersk A/S, Series B(1)	1,201	1,583,513
Carlsberg A/S, Class B(1)	2,000	189,801
Chr. Hansen Holding A/S(1)	1,866	122,531
Coloplast A/S, Class B(1)	2,271	169,524
Danske Bank A/S(1)	64,511	1,709,460
DSV A/S(1)	3,613	151,907
Genmab A/S†(1)	1,067	194,364
GN Store Nord A/S(1)	63,019	1,138,627
ISS A/S(1)	3,124	116,978
Novo Nordisk A/S, Class B(1)	182,319	9,804,580
Novozymes A/S, Class B(1)	4,418	212,906
Pandora A/S(1)	2,186	296,738
TDC A/S(1)	311,244	1,523,457
Tryg A/S(1)	2,030	36,232
Vestas Wind Systems A/S(1)	4,216	286,117
William Demant Holding A/S†(1)	2,085	40,548
		17,667,629
Finland — 0.5%
Elisa Oyj(1)	2,802	107,653
Fortum Oyj(1)	8,655	138,667
Kone Oyj, Class B(1)	6,475	298,967
Metso Oyj(1)	2,172	51,322
Neste Oyj(1)	2,474	88,641
Nokia OYJ(1)	108,520	617,475
Nokian Renkaat Oyj(1)	2,214	79,085
Orion Oyj, Class B(1)	1,995	77,498
Sampo Oyj, Class A(1)	8,541	348,950
Stora Enso Oyj, Class R(1)	146,694	1,182,003
UPM-Kymmene Oyj(1)	10,376	190,212
Wartsila Oyj Abp(1)	2,881	117,902
		3,298,375
France — 10.7%
Accor SA(1)	3,318	128,636
Aeroports de Paris(1)	565	62,491
Air Liquide SA(1)	6,551	686,554
Alstom SA†(1)	2,895	67,587
Arkema SA(1)	1,277	98,545
Atos SE(1)	1,656	138,323
AXA SA(1)	179,665	3,609,399
BNP Paribas SA(1)	136,286	6,127,143
Bollore SA(1)	16,732	57,083
Bouygues SA(1)	3,888	112,372
Bureau Veritas SA(1)	5,107	107,825
Capgemini SA(1)	3,107	271,154
Carrefour SA(1)	10,621	262,762
Casino Guichard Perrachon SA(1)	1,086	60,684
Christian Dior SE(1)	1,065	172,523
Cie de Saint-Gobain(1)	8,968	343,307
Cie Generale des Etablissements Michelin(1)	3,412	323,234
CNP Assurances(1)	3,272	48,496
Credit Agricole SA(1)	20,018	169,560
Danone SA(1)	11,099	782,620
Dassault Systemes(1)	2,469	188,532
Edenred(1)	4,017	82,883
Eiffage SA(1)	1,069	76,341
Electricite de France SA(1)	4,703	57,809
Engie SA(1)	151,187	2,439,928
Essilor International SA(1)	45,876	6,105,772
Eurazeo SA(1)	823	49,123
Eutelsat Communications SA(1)	55,817	1,063,807
Fonciere Des Regions(1)	570	50,742
Gecina SA(1)	763	104,295
Groupe Eurotunnel SE(1)	9,080	96,633
Hermes International(1)	496	186,927
ICADE(1)	731	51,980
Iliad SA(1)	511	103,874
Imerys SA(1)	687	43,893
Ingenico Group SA(1)	1,053	123,378
JCDecaux SA(1)	1,293	43,875
Kering(1)	7,156	1,167,047
Klepierre(1)	4,178	186,395
L’Oreal SA(1)	17,848	3,414,073
Lagardere SCA(1)	2,276	49,955
Legrand SA(1)	33,101	1,707,844
LVMH Moet Hennessy Louis Vuitton SE(1)	5,248	794,637
Natixis SA(1)	18,153	69,721
Numericable-SFR SA(1)	1,889	47,814
Orange SA(1)	37,342	609,945
Pernod Ricard SA(1)	43,474	4,842,448
Peugeot SA†(1)	9,113	111,001
Publicis Groupe SA(1)	3,563	241,386
Remy Cointreau SA(1)	487	41,958
Renault SA(1)	3,616	275,534
Rexel SA(1)	5,386	67,998
Safran SA(1)	35,071	2,383,523

2

Sanofi(1)	149,134	12,535,897
Schneider Electric SE(1)	99,886	5,911,369
SCOR SE(1)	3,002	90,436
Societe BIC SA(1)	549	77,631
Societe Generale SA(1)	14,413	455,491
Sodexo SA(1)	1,826	196,690
Suez(1)	273,931	4,314,430
Technip SA(1)	1,998	108,666
Thales SA(1)	2,003	168,105
TOTAL SA(1)	217,985	10,511,603
Unibail-Rodamco SE (Euronext Amsterdam)(1)	3,723	975,401
Unibail-Rodamco SE (Euronext Paris)	3,842	996,204
Valeo SA(1)	4,398	196,426
Veolia Environnement SA(1)	8,170	177,489
Vinci SA(1)	9,409	670,125
Vivendi SA(1)	22,219	420,987
Wendel SA(1)	604	62,939
Zodiac Aerospace(1)	3,569	83,981
		78,465,239
Germany — 7.5%
adidas AG(1)	3,533	503,822
Allianz SE(1)	20,566	2,930,080
Axel Springer SE(1)	760	39,828
BASF SE(1)	36,952	2,818,961
Bayer AG(1)	95,370	9,595,384
Bayerische Motoren Werke AG(1)	19,658	1,440,715
Bayerische Motoren Werke AG(1) (Preference Shares)	1,054	66,813
Beiersdorf AG(1)	1,960	185,211
Brenntag AG(1)	137,840	6,661,075
Commerzbank AG(1)	79,986	518,793
Continental AG(1)	2,091	392,958
Covestro AG*(1)	24,662	1,098,924
Daimler AG(1)	18,084	1,078,452
Deutsche Bank AG†(1)	26,248	357,153
Deutsche Boerse AG(1)	3,643	298,277
Deutsche Lufthansa AG(1)	4,478	52,134
Deutsche Post AG(1)	18,269	510,045
Deutsche Telekom AG(1)	355,362	6,046,317
Deutsche Wohnen AG (1)	6,493	220,353
E.ON SE(1)	111,082	1,111,335
Evonik Industries AG(1)	2,677	79,680
Fraport AG Frankfurt Airport Services Worldwide(1)	689	36,810
Fresenius Medical Care AG & Co. KGaA(1)	4,118	356,313
Fresenius SE & Co. KGaA(1)	50,772	3,741,149
FUCHS PETROLUB SE(1) (Preference Shares)	1,331	52,275
GEA Group AG(1)	3,426	161,027
Hannover Rueck SE(1)	1,161	121,311
HeidelbergCement AG(1)	2,645	198,323
Hella KGaA Hueck & Co.(1)	26,869	859,999
Henkel AG & Co. KGaA(1)	2,018	216,846
Henkel AG & Co. KGaA(1) (Preference Shares)	3,349	407,237
Hochtief AG(1)	385	49,594
HUGO BOSS AG(1)	1,287	72,711
Infineon Technologies AG(1)	21,263	305,559
K+S AG(1)	3,692	75,750
LANXESS AG(1)	1,782	77,871
Linde AG(1)	3,546	493,544
MAN SE(1)	699	71,158
Merck KGaA(1)	2,431	247,495
METRO AG(1)	3,355	102,634
Muenchener Rueckversicherungs-Gesellschaft AG (1)	12,515	2,091,610
OSRAM Licht AG(1)	1,731	89,458
Porsche Automobil Holding SE(1) (Preference Shares)	2,972	136,923
ProSiebenSat.1 Media SE(1)	4,118	179,815
RWE AG†(1)	9,497	150,076
SAP SE(1)	18,498	1,382,681
Schaeffler AG(1)	3,127	41,456
Siemens AG(1)	40,755	4,174,863
Symrise AG(1)	2,419	164,832
Telefonica Deutschland Holding AG(1)	417,887	1,720,995
thyssenkrupp AG(1)	7,089	141,500
TUI AG(1)	9,379	106,481
United Internet AG(1)	2,385	98,406
Volkswagen AG(1)	610	81,961
Volkswagen AG(1) (Preference Shares)	3,529	424,127
Vonovia SE(1)	8,748	319,261
Zalando SE†*(1)	1,649	43,654
		55,002,015
Hong Kong — 2.6%
AIA Group, Ltd.(1)	1,738,712	10,454,628
Bank of East Asia, Ltd.(1)	22,600	87,681
BOC Hong Kong Holdings, Ltd.(1)	71,000	214,165
Cathay Pacific Airways, Ltd.(1)	21,000	30,808
CLP Holdings, Ltd.(1)	31,500	322,453
Galaxy Entertainment Group, Ltd.(1)	45,000	134,370
Hang Lung Properties, Ltd.(1)	41,000	83,454
Hang Seng Bank, Ltd.(1)	14,300	245,650
Henderson Land Development Co., Ltd.(1)	20,485	116,079
HK Electric Investments & HK Electric Investments, Ltd.*(1)	49,500	46,188
HKT Trust & HKT, Ltd.(1)	50,000	72,274
Hong Kong & China Gas Co., Ltd.(1)	143,627	262,716
Hong Kong Exchanges and Clearing, Ltd.(1)	21,500	524,514
Hysan Development Co., Ltd.(1)	12,000	53,433
Link REIT(1)	42,000	287,327
MTR Corp., Ltd.(1)	26,500	134,815
New World Development Co., Ltd.(1)	105,000	106,799
PCCW, Ltd.(1)	77,000	51,771
Power Assets Holdings, Ltd.(1)	26,000	238,700
Sino Land Co., Ltd.(1)	56,000	92,369
SJM Holdings, Ltd.(1)	41,000	25,229
Sun Hung Kai Properties, Ltd.(1)	27,000	325,122

3

Swire Pacific, Ltd., Class A(1)	10,500	119,556
Swire Properties, Ltd.(1)	22,600	60,292
Techtronic Industries Co., Ltd.(1)	27,000	113,028
Tencent Holdings, Ltd.(1)	187,800	4,283,264
Wharf Holdings, Ltd.(1)	26,000	158,896
Wheelock & Co., Ltd.(1)	15,000	70,944
		18,716,525
India — 0.2%
Infosys, Ltd. ADR	76,000	1,356,600
Ireland — 0.6%
Bank of Ireland†(1)	534,317	111,347
CRH PLC(1)	15,499	446,941
DCC PLC (1)	22,668	1,993,097
James Hardie Industries PLC CDI(1)	8,719	133,554
Kerry Group PLC, Class A (1)	2,976	264,414
Paddy Power PLC(1)	1,490	156,718
Permanent TSB Group Holdings PLC†(1)	618,541	1,164,547
		4,270,618
Isle of Man — 0.0%
Genting Singapore PLC(1)	118,000	64,399
Israel — 0.2%
Azrieli Group, Ltd.(1)	723	30,771
Bank Hapoalim BM(1)	20,271	102,323
Bank Leumi Le-Israel BM†(1)	25,440	89,703
Bezeq The Israeli Telecommunication Corp., Ltd.(1)	37,819	75,122
Check Point Software Technologies, Ltd.†	2,459	195,933
Israel Chemicals, Ltd.(1)	8,676	33,886
Mizrahi Tefahot Bank, Ltd.(1)	2,541	29,360
NICE-Systems, Ltd.(1)	1,087	68,256
Taro Pharmaceutical Industries, Ltd.†	283	41,205
Teva Pharmaceutical Industries, Ltd.(1)	17,380	879,748
		1,546,307
Italy — 1.1%
Assicurazioni Generali SpA(1)	21,961	258,582
Atlantia SpA(1)	7,745	193,171
Banca Popolare di Milano Scarl(1)	1,845,663	771,003
Enel SpA(1)	143,255	637,126
Eni SpA(1)	47,862	772,716
EXOR SpA(1)	1,918	70,854
Intesa Sanpaolo SpA(1)	1,279,541	2,454,322
Intesa Sanpaolo SpA RSP(1)	18,008	32,162
Leonardo-Finmeccanica SpA†(1)	7,839	79,645
Luxottica Group SpA(1)	3,263	158,991
Mediobanca SpA(1)	10,714	62,243
Moncler SpA(1)	60,640	959,193
Poste Italiane SpA*(1)	9,762	64,873
Prysmian SpA(1)	3,966	86,941
Rizzoli Corriere Della Sera Mediagroup SpA†(1)	1,183	1,058
Saipem SpA†(1)	114,342	46,136
Snam SpA(1)	45,879	274,478
Telecom Italia SpA†(1)	190,417	156,217
Telecom Italia SpA RSP(1)	1,148,925	739,200
Terna Rete Elettrica Nazionale SpA(1)	28,719	160,023
UniCredit SpA(1)	95,270	212,667
Unione di Banche Italiane SpA(1)	16,605	46,574
UnipolSai SpA(1)	17,730	26,651
		8,264,826
Japan — 20.6%
ABC-Mart, Inc.(1)	700	46,587
Acom Co., Ltd.†(1)	8,000	38,449
Aeon Co., Ltd.(1)	12,500	193,655
AEON Financial Service Co., Ltd.(1)	2,100	45,128
AEON Mall Co., Ltd.(1)	2,100	27,371
Air Water, Inc.(1)	3,000	43,924
Aisin Seiki Co., Ltd.(1)	24,300	986,364
Ajinomoto Co., Inc.(1)	12,000	281,695
Alfresa Holdings Corp.(1)	3,400	70,806
Alps Electric Co., Ltd.(1)	3,225	60,748
Amada Holdings Co., Ltd.(1)	6,000	60,668
ANA Holdings, Inc.(1)	21,000	59,583
Aozora Bank, Ltd.(1)	21,000	72,558
Asahi Glass Co., Ltd.(1)	18,000	97,281
Asahi Group Holdings, Ltd.(1)	7,400	238,714
Asahi Kasei Corp.(1)	221,000	1,531,432
Asics Corp.(1)	3,000	50,358
Astellas Pharma, Inc.(1)	261,900	4,098,549
Bandai Namco Holdings, Inc.(1)	3,500	89,934
Bank of Kyoto, Ltd.(1)	6,000	36,631
Benesse Holdings, Inc.(1)	1,200	28,039
Bridgestone Corp.(1)	12,300	392,765
Brother Industries, Ltd.(1)	4,800	51,217
Calbee, Inc.(1)	1,400	58,117
Canon, Inc.(1)	20,200	576,400
Casio Computer Co., Ltd.(1)	4,400	62,876
Central Japan Railway Co.(1)	13,200	2,336,353
Chiba Bank, Ltd.(1)	14,000	66,034
Chubu Electric Power Co., Inc.(1)	12,400	176,562
Chugai Pharmaceutical Co., Ltd.(1)	4,300	152,778
Chugoku Bank, Ltd.(1)	3,000	30,509
Chugoku Electric Power Co., Inc.(1)	5,700	72,153
Concordia Financial Group, Ltd.(1)	21,000	82,173
Credit Saison Co., Ltd.(1)	63,600	1,064,387
CyberAgent, Inc.(1)	18,100	1,086,565
CYBERDYNE, Inc.†(1)	1,885	42,208
Dai Nippon Printing Co., Ltd.(1)	12,000	133,278
Dai-ichi Life Insurance Co., Ltd.(1)	20,400	226,179
Daicel Corp.(1)	5,600	57,919
Daihatsu Motor Co., Ltd.(1)	3,600	46,757
Daiichi Sankyo Co., Ltd.(1)	11,300	272,664
Daikin Industries, Ltd.(1)	4,600	383,253
Daito Trust Construction Co., Ltd.(1)	1,500	243,144
Daiwa House Industry Co., Ltd.(1)	10,700	312,224
Daiwa Securities Group, Inc.(1)	31,000	162,942
Denso Corp.(1)	9,100	319,692
Dentsu, Inc.(1)	4,100	191,561

4

Don Quijote Holdings Co., Ltd.(1)	2,300	84,974
East Japan Railway Co.(1)	6,300	580,502
Eisai Co., Ltd.(1)	4,800	266,693
Electric Power Development Co., Ltd.(1)	2,700	62,756
FamilyMart Co., Ltd.(1)	1,200	72,893
FANUC Corp.(1)	3,700	598,906
Fast Retailing Co., Ltd.(1)	1,000	268,098
Fuji Electric Co., Ltd.(1)	11,000	46,187
Fuji Heavy Industries, Ltd.(1)	11,100	379,977
FUJIFILM Holdings Corp.(1)	8,300	320,742
Fujitsu, Ltd.(1)	35,000	128,257
Fukuoka Financial Group, Inc.(1)	14,000	46,045
GungHo Online Entertainment, Inc.(1)	7,700	20,737
Hachijuni Bank, Ltd.(1)	7,000	30,405
Hakuhodo DY Holdings, Inc.(1)	4,000	47,707
Hamamatsu Photonics KK(1)	27,700	771,231
Hankyu Hanshin Holdings, Inc.(1)	23,000	171,187
Hikari Tsushin, Inc.(1)	500	41,788
Hino Motors, Ltd.(1)	4,900	48,489
Hirose Electric Co., Ltd.(1)	600	73,348
Hiroshima Bank, Ltd.(1)	10,000	33,294
Hisamitsu Pharmaceutical Co., Inc.(1)	1,200	68,825
Hitachi Chemical Co., Ltd.(1)	1,900	35,220
Hitachi Construction Machinery Co., Ltd.(1)	2,300	33,300
Hitachi High-Technologies Corp.(1)	1,000	27,238
Hitachi Metals, Ltd.(1)	4,100	41,482
Hitachi, Ltd.(1)	91,000	378,278
Hokuriku Electric Power Co.(1)	3,100	38,279
Honda Motor Co., Ltd.(1)	121,100	3,057,637
Hoshizaki Electric Co., Ltd.(1)	900	87,783
Hoya Corp.(1)	7,600	270,591
Hulic Co., Ltd.(1)	5,600	58,713
Ichigo Hotel REIT Investment Corp.(1)	434	759,386
Ichigo, Inc.(1)	138,297	541,839
Idemitsu Kosan Co., Ltd.(1)	1,600	34,500
IHI Corp.(1)	26,000	69,639
Iida Group Holdings Co., Ltd.(1)	3,000	61,105
Inpex Corp.(1)	371,600	2,899,047
Invincible Investment Corp.(1)	3,949	2,487,114
Isetan Mitsukoshi Holdings, Ltd.(1)	6,400	56,766
Isuzu Motors, Ltd.(1)	11,300	138,307
ITOCHU Corp.(1)	28,100	341,428
Iyo Bank, Ltd.(1)	4,600	28,059
J. Front Retailing Co., Ltd.(1)	4,200	43,375
Japan Airlines Co., Ltd.(1)	2,300	73,822
Japan Airport Terminal Co., Ltd.(1)	700	25,211
Japan Exchange Group, Inc.(1)	10,000	114,397
Japan Post Bank Co., Ltd.(1)	7,800	91,399
Japan Post Holdings Co., Ltd.(1)	8,700	105,331
Japan Prime Realty Investment Corp.(1)	15	64,243
Japan Real Estate Investment Corp.(1)	24	147,714
Japan Retail Fund Investment Corp.(1)	46	117,071
Japan Tobacco, Inc.(1)	20,600	825,248
JFE Holdings, Inc.(1)	9,500	122,933
JGC Corp.(1)	3,000	42,630
Joyo Bank, Ltd.(1)	12,000	44,731
JSR Corp.(1)	3,400	44,738
JTEKT Corp.(1)	3,900	43,971
JX Holdings, Inc.(1)	39,900	155,045
Kajima Corp.(1)	17,000	117,412
Kakaku.com, Inc.(1)	43,700	861,460
Kamigumi Co., Ltd.(1)	5,000	45,943
Kaneka Corp.(1)	6,000	39,744
Kansai Electric Power Co., Inc.†(1)	13,600	131,867
Kansai Paint Co., Ltd.(1)	4,000	80,576
Kao Corp.(1)	9,400	542,464
Kawasaki Heavy Industries, Ltd.(1)	27,000	75,551
KDDI Corp.(1)	35,500	1,080,667
Keihan Holdings Co., Ltd.(1)	10,000	69,085
Keikyu Corp.(1)	8,000	80,131
Keio Corp.(1)	10,000	93,972
Keisei Electric Railway Co., Ltd.(1)	6,000	76,954
Kenedix Retail REIT Corp(1)	1,570	4,213,235
Keyence Corp.(1)	8,500	5,732,847
Kikkoman Corp.(1)	2,000	73,188
Kintetsu Group Holdings Co., Ltd.(1)	34,000	145,097
Kirin Holdings Co., Ltd.(1)	95,100	1,598,442
Kobe Steel, Ltd.(1)	59,000	48,036
Koito Manufacturing Co., Ltd.(1)	12,400	567,502
Komatsu, Ltd.(1)	17,600	305,746
Konami Holdings Corp.(1)	1,800	68,157
Konica Minolta, Inc.(1)	8,700	63,092
Kose Corp.(1)	740	62,100
Kubota Corp.(1)	19,000	254,474
Kuraray Co., Ltd.(1)	6,500	77,303
Kurita Water Industries, Ltd.(1)	1,800	40,049
Kyocera Corp.(1)	6,100	289,216
Kyowa Hakko Kirin Co., Ltd.(1)	4,000	67,936
Kyushu Electric Power Co., Inc.(1)	8,200	81,721
Kyushu Financial Group, Inc.(1)	6,600	32,727
Lawson, Inc.(1)	1,300	103,062
LIXIL Group Corp.(1)	5,000	82,202
M3, Inc.(1)	3,700	128,143
Mabuchi Motor Co., Ltd.(1)	800	33,587
Makita Corp.(1)	2,100	138,472
Marubeni Corp.(1)	31,000	139,160
Marui Group Co., Ltd.(1)	3,900	52,334
Maruichi Steel Tube, Ltd.(1)	1,000	34,874
Mazda Motor Corp.(1)	10,700	143,312
McDonald’s Holdings Co. Japan, Ltd.(1)	1,200	32,564
Medipal Holdings Corp.(1)	3,100	50,868
MEIJI Holdings Co., Ltd.(1)	2,100	213,213
Minebea Co., Ltd.(1)	6,000	40,383
Miraca Holdings, Inc.(1)	24,500	1,055,794
Mitsubishi Chemical Holdings Corp.(1)	26,100	119,039
Mitsubishi Corp.(1)	99,700	1,743,230
Mitsubishi Electric Corp.(1)	313,000	3,711,296
Mitsubishi Estate Co., Ltd.(1)	24,000	438,818
Mitsubishi Gas Chemical Co., Inc.(1)	6,000	31,122
Mitsubishi Heavy Industries, Ltd.(1)	60,000	239,511
Mitsubishi Logistics Corp.(1)	2,000	27,880

5

Mitsubishi Materials Corp.(1)	20,000	47,638
Mitsubishi Motors Corp.(1)	49,000	222,625
Mitsubishi Tanabe Pharma Corp.(1)	4,300	77,127
Mitsubishi UFJ Financial Group, Inc.(1)	1,266,100	5,643,426
Mitsubishi UFJ Lease & Finance Co., Ltd.(1)	224,600	858,023
Mitsui & Co., Ltd.(1)	32,100	380,085
Mitsui Chemicals, Inc.(1)	17,000	62,000
Mitsui Fudosan Co., Ltd.(1)	49,000	1,118,570
Mitsui OSK Lines, Ltd.(1)	20,000	42,398
Mixi, Inc.(1)	700	28,667
Mizuho Financial Group, Inc.(1)	445,200	637,384
MS&AD Insurance Group Holdings, Inc.(1)	9,600	247,242
Murata Manufacturing Co., Ltd.(1)	3,600	403,842
Nabtesco Corp.(1)	2,100	50,145
Nagoya Railroad Co., Ltd.(1)	16,000	89,761
NEC Corp.(1)	49,000	113,680
Nexon Co., Ltd.(1)	3,200	47,010
NGK Insulators, Ltd.(1)	5,000	100,390
NGK Spark Plug Co., Ltd.(1)	295,012	4,438,895
NH Foods, Ltd.(1)	4,000	97,183
NHK Spring Co., Ltd.(1)	3,800	30,665
Nidec Corp.(1)	4,400	332,112
Nikon Corp.(1)	6,500	87,836
Nintendo Co., Ltd.(1)	2,100	299,639
Nippon Building Fund, Inc.(1)	26	159,813
Nippon Electric Glass Co., Ltd.(1)	8,000	33,371
Nippon Express Co., Ltd.(1)	15,000	68,372
Nippon Paint Holdings Co., Ltd.(1)	3,000	73,686
Nippon Prologis REIT, Inc.(1)	28	68,000
Nippon Steel & Sumitomo Metal Corp.(1)	15,100	288,543
Nippon Telegraph & Telephone Corp.(1)	312,100	14,651,067
Nippon Yusen KK(1)	234,000	410,265
Nissan Motor Co., Ltd.(1)	47,200	425,319
Nisshin Seifun Group, Inc.(1)	3,900	62,340
Nissin Foods Holdings Co., Ltd.(1)	1,200	65,335
Nitori Holdings Co., Ltd.(1)	1,500	179,973
Nitto Denko Corp.(1)	3,100	195,483
NOK Corp.(1)	1,800	30,422
Nomura Holdings, Inc.(1)	68,900	246,899
Nomura Real Estate Holdings, Inc.(1)	2,600	45,238
Nomura Real Estate Master Fund, Inc.(1)	67	105,911
Nomura Research Institute, Ltd.(1)	2,400	87,409
NSK, Ltd.(1)	9,000	66,567
NTT Data Corp.(1)	2,400	113,096
NTT DOCOMO, Inc.(1)	27,000	726,513
NTT Urban Development Corp.(1)	2,400	25,551
Obayashi Corp.(1)	12,000	127,048
OBIC Co., Ltd.(1)	1,300	71,070
Odakyu Electric Railway Co., Ltd.(1)	12,000	140,052
Oji Holdings Corp.(1)	15,000	57,525
Olympus Corp.(1)	5,400	200,901
Omron Corp.(1)	37,200	1,205,350
Ono Pharmaceutical Co., Ltd.(1)	7,700	332,502
Oracle Corp. Japan(1)	800	42,579
Oriental Land Co., Ltd.(1)	4,000	257,966
ORIX Corp.(1)	25,100	320,513
Osaka Gas Co., Ltd.(1)	35,000	134,024
Otsuka Corp.(1)	1,100	51,110
Otsuka Holdings Co., Ltd.(1)	7,300	336,393
Panasonic Corp.(1)	182,700	1,580,821
Park24 Co., Ltd.(1)	1,700	58,223
Pola Orbis Holdings, Inc.(1)	436	40,603
Rakuten, Inc.(1)	18,000	194,141
Recruit Holdings Co., Ltd.(1)	26,400	960,090
Resona Holdings, Inc.(1)	42,800	155,909
Ricoh Co., Ltd.(1)	12,600	108,881
Rinnai Corp.(1)	600	52,797
Rohm Co., Ltd.(1)	1,800	70,577
Ryohin Keikaku Co., Ltd.(1)	420	101,900
Sankyo Co., Ltd.(1)	800	29,826
Santen Pharmaceutical Co., Ltd.(1)	7,100	110,724
Sawai Pharmaceutical Co., Ltd.(1)	38,000	2,927,978
SBI Holdings, Inc.(1)	4,200	41,528
Secom Co., Ltd.(1)	3,900	287,866
Sega Sammy Holdings, Inc.(1)	3,600	38,650
Seibu Holdings, Inc.(1)	300,088	5,066,753
Seiko Epson Corp.(1)	5,400	86,294
Sekisui Chemical Co., Ltd.(1)	298,400	3,657,669
Sekisui House, Ltd.(1)	11,500	200,118
Seven & i Holdings Co., Ltd.(1)	57,800	2,413,109
Seven Bank, Ltd.(1)	11,500	35,507
Shikoku Electric Power Co., Inc.(1)	3,400	40,035
Shimadzu Corp.(1)	4,000	59,532
Shimamura Co., Ltd.(1)	400	59,046
Shimano, Inc.(1)	1,300	197,021
Shimizu Corp.(1)	10,000	93,092
Shin-Etsu Chemical Co., Ltd.(1)	7,300	425,822
Shinsei Bank, Ltd.(1)	35,000	50,514
Shionogi & Co., Ltd.(1)	5,600	304,557
Shiseido Co., Ltd.(1)	6,900	177,908
Shizuoka Bank, Ltd.(1)	10,000	70,267
Showa Shell Sekiyu KK(1)	3,600	33,450
SMC Corp.(1)	4,400	1,073,298
SoftBank Group Corp.(1)	39,000	2,206,423
Sohgo Security Services Co., Ltd.(1)	1,300	63,893
Sompo Japan Nipponkoa Holdings, Inc.(1)	6,600	174,830
Sony Corp.(1)	50,600	1,480,865
Sony Financial Holdings, Inc.(1)	3,200	35,918
Stanley Electric Co., Ltd.(1)	2,700	57,338
Start Today Co., Ltd.(1)	1,110	58,981
Sumco Corp.(1)	304,286	1,935,249
Sumitomo Chemical Co., Ltd.(1)	28,000	114,824
Sumitomo Corp.(1)	204,500	2,046,657
Sumitomo Dainippon Pharma Co., Ltd.(1)	3,000	51,789
Sumitomo Electric Industries, Ltd.(1)	14,100	185,593
Sumitomo Heavy Industries, Ltd.(1)	9,000	39,280
Sumitomo Metal Mining Co., Ltd.(1)	9,000	90,841
Sumitomo Mitsui Financial Group, Inc.(1)	25,200	722,491

6

Sumitomo Mitsui Trust Holdings, Inc.(1)	658,000	2,129,481
Sumitomo Realty & Development Co., Ltd.(1)	6,000	161,914
Sumitomo Rubber Industries, Ltd.(1)	64,900	864,277
Sundrug Co., Ltd.(1)	698	64,898
Suntory Beverage & Food, Ltd.(1)	2,600	117,001
Suruga Bank, Ltd.(1)	3,000	67,743
Suzuken Co., Ltd.(1)	1,400	44,012
Suzuki Motor Corp.(1)	56,200	1,516,729
Sysmex Corp.(1)	2,900	198,231
T&D Holdings, Inc.(1)	11,100	93,717
Taiheiyo Cement Corp.(1)	21,000	49,494
Taisei Corp.(1)	19,000	154,937
Taisho Pharmaceutical Holdings Co., Ltd.(1)	600	62,876
Taiyo Nippon Sanso Corp.(1)	3,000	27,423
Takashimaya Co., Ltd.(1)	5,000	35,697
Takeda Pharmaceutical Co., Ltd.(1)	44,500	1,920,800
TDK Corp.(1)	2,300	128,158
Teijin, Ltd.(1)	17,000	55,993
Terumo Corp.(1)	6,400	271,368
THK Co., Ltd.(1)	74,200	1,259,016
Tobu Railway Co., Ltd.(1)	18,000	98,495
Toho Co., Ltd.(1)	2,000	55,090
Toho Gas Co., Ltd.(1)	7,000	56,951
Tohoku Electric Power Co., Inc.(1)	8,600	107,849
Tokio Marine Holdings, Inc.(1)	77,000	2,547,105
Tokyo Electric Power Co., Inc.(1) †	28,400	119,760
Tokyo Electron, Ltd.(1)	20,100	1,689,888
Tokyo Gas Co., Ltd.(1)	38,000	155,998
Tokyo Tatemono Co., Ltd.(1)	3,500	41,809
Tokyu Corp.(1)	20,000	174,895
Tokyu Fudosan Holdings Corp.(1)	9,300	57,686
TonenGeneral Sekiyu KK(1)	7,000	63,564
Toppan Printing Co., Ltd.(1)	9,000	77,154
Toray Industries, Inc.(1)	27,000	229,469
Toshiba Corp.†(1)	77,000	210,386
Tosoh Corp.(1)	54,000	247,713
TOTO, Ltd.(1)	2,700	106,985
Toyo Seikan Group Holdings, Ltd.(1)	3,000	57,036
Toyo Suisan Kaisha, Ltd.(1)	1,600	64,641
Toyoda Gosei Co., Ltd.(1)	1,200	21,329
Toyota Industries Corp.(1)	3,000	118,647
Toyota Motor Corp.(1)	89,800	4,489,715
Toyota Tsusho Corp.(1)	4,100	87,953
Trend Micro, Inc.(1)	2,200	78,355
Tsuruha Holdings, Inc.(1)	687	82,515
Unicharm Corp.(1)	7,500	167,065
United Urban Investment Corp.(1)	48	86,218
USS Co., Ltd.(1)	4,100	67,246
West Japan Railway Co.(1)	3,000	189,620
Yahoo Japan Corp.(1)	447,900	1,972,492
Yakult Honsha Co., Ltd.(1)	1,600	82,362
Yamada Denki Co., Ltd.(1)	12,900	67,788
Yamaguchi Financial Group, Inc.(1)	3,000	28,244
Yamaha Corp.(1)	3,100	83,316
Yamaha Motor Co., Ltd.(1)	5,200	78,745
Yamato Holdings Co., Ltd.(1)	6,600	151,164
Yamazaki Baking Co., Ltd.(1)	2,000	55,465
Yaskawa Electric Corp.(1)	4,600	59,593
Yokogawa Electric Corp.(1)	4,000	44,914
Yokohama Rubber Co., Ltd.(1)	2,000	24,933
		150,361,298
Jersey — 1.8%
Experian PLC(1)	18,016	342,206
Glencore PLC(1)	232,791	475,624
Kennedy Wilson Europe Real Estate PLC(1)	296,153	3,807,227
Petrofac, Ltd.(1)	5,028	52,256
Randgold Resources, Ltd.(1)	1,706	191,550
Shire PLC(1)	46,389	2,856,610
Shire PLC ADR	9,300	1,711,944
Wolseley PLC(1)	4,786	248,035
WPP PLC(1)	177,718	3,689,906
		13,375,358
Luxembourg — 0.7%
ArcelorMittal†(1)	34,534	158,998
Millicom International Cellular SA SDR(1)	1,275	77,977
RTL Group SA(1)	730	59,539
Samsonite International SA(1)	1,515,800	4,191,605
SES SA FDR(1)	6,803	146,951
Tenaris SA(1)	9,185	132,830
		4,767,900
Mauritius — 0.0%
Golden Agri-Resources, Ltd.(1)	135,000	35,396
Mexico — 0.2%
America Movil SAB de CV, Series L ADR	51,400	630,164
Cemex SAB de CV ADR (Participation Certificate)†	171,199	1,056,298
		1,686,462
Netherlands — 2.4%
ABN AMRO Group NV CVA*(1)	4,404	73,041
Aegon NV(1)	35,142	140,176
AerCap Holdings NV†	3,199	107,454
Airbus Group SE(1)	11,067	642,643
Akzo Nobel NV(1)	4,653	292,735
Altice NV, Class A†(1)	7,008	105,385
Altice NV, Class B†(1)	1,687	25,479
ASML Holding NV(1)	22,434	2,223,727
Boskalis Westminster NV(1)	1,668	57,533
CNH Industrial NV(1)	17,898	130,125
Ferrari NV(1)	2,305	93,963
Fiat Chrysler Automobiles NV(1)	17,474	107,868
Gemalto NV(1)	1,534	93,953
Heineken Holding NV(1)	1,970	160,925
Heineken NV(1)	4,342	401,213
ING Groep NV CVA(1)	639,318	6,644,955
Koninklijke Ahold NV(1)	15,890	353,364
Koninklijke DSM NV(1)	3,327	192,773
Koninklijke KPN NV(1)	64,341	233,374

7

Koninklijke Philips NV(1)	95,648	2,386,555
Koninklijke Vopak NV(1)	1,364	68,320
Mobileye NV†	3,302	152,354
NN Group NV(1)	5,908	164,129
NXP Semiconductors NV†	5,528	433,064
OCI NV†(1)	1,630	22,253
QIAGEN NV†(1)	4,193	90,819
Randstad Holding NV(1)	2,238	90,139
RELX NV(1)	18,930	330,356
STMicroelectronics NV(1)	12,402	73,084
Unilever NV CVA(1)	30,673	1,429,946
Wolters Kluwer NV(1)	5,690	232,525
		17,554,230
New Zealand — 0.1%
Auckland International Airport, Ltd.(1)	17,770	82,599
Contact Energy, Ltd.(1)	13,797	51,129
Fletcher Building, Ltd.(1)	13,369	82,194
Meridian Energy, Ltd.(1)	24,555	46,363
Mighty River Power, Ltd.(1)	13,436	28,949
Ryman Healthcare, Ltd.(1)	7,481	49,847
Spark New Zealand, Ltd.(1)	36,182	91,700
		432,781
Norway — 0.9%
DNB ASA(1)	235,552	2,847,859
Gjensidige Forsikring ASA(1)	3,836	63,683
Marine Harvest ASA(1)	7,218	121,412
Norsk Hydro ASA(1)	26,193	95,730
Orkla ASA(1)	15,906	140,892
Schibsted ASA, Class A(1)	1,446	43,148
Schibsted ASA, Class B(1)	1,689	48,345
Statoil ASA(1)	103,766	1,796,750
Storebrand ASA†(1)	249,145	939,792
Telenor ASA(1)	14,068	232,365
Yara International ASA(1)	3,496	110,990
		6,440,966
Papua New Guinea — 0.0%
Oil Search, Ltd.(1)	26,044	130,968
Portugal — 0.0%
Banco Espirito Santo SA†(2)	59,101	3,935
EDP - Energias de Portugal SA(1)	45,029	138,291
Galp Energia SGPS SA(1)	8,703	120,863
Jeronimo Martins SGPS SA(1)	4,878	76,852
		339,941
Singapore — 1.3%
Ascendas Real Estate Investment Trust(1)	39,000	72,049
Broadcom, Ltd.	12,600	1,958,040
CapitaLand Commercial Trust, Ltd.(1)	40,000	43,998
CapitaLand Mall Trust(1)	46,000	73,041
CapitaLand, Ltd.(1)	49,000	112,562
City Developments, Ltd.(1)	7,000	42,650
ComfortDelGro Corp., Ltd.(1)	38,000	77,885
DBS Group Holdings, Ltd.(1)	198,200	2,335,209
Global Logistic Properties, Ltd.(1)	50,000	67,480
Hutchison Port Holdings Trust(1)	108,000	49,612
Jardine Cycle & Carriage, Ltd.(1)	2,000	54,875
Keppel Corp., Ltd.(1)	28,500	117,040
Oversea-Chinese Banking Corp., Ltd.(1)	57,000	371,484
Sembcorp Industries, Ltd.(1)	177,400	373,639
Sembcorp Marine, Ltd.(1)	16,000	18,678
Singapore Airlines, Ltd.(1)	9,900	78,519
Singapore Exchange, Ltd.(1)	16,000	91,147
Singapore Press Holdings, Ltd.(1)	28,000	82,669
Singapore Technologies Engineering, Ltd.(1)	28,000	66,098
Singapore Telecommunications, Ltd.(1)	150,600	464,442
StarHub, Ltd.(1)	10,000	28,167
Suntec Real Estate Investment Trust(1)	47,000	62,140
United Overseas Bank, Ltd.(1)	119,800	1,654,291
UOL Group, Ltd.(1)	9,000	36,713
Wilmar International, Ltd.(1)	542,500	1,321,678
Yangzijiang Shipbuilding Holdings, Ltd.(1)	39,000	26,276
		9,680,382
South Korea — 0.4%
KT Corp.(1)	40,366	1,039,347
NAVER Corp.(1)	974	605,631
Samsung Electronics Co., Ltd.(1)	1,111	1,383,038
		3,028,016
Spain — 1.5%
Abertis Infraestructuras SA(1)	9,798	144,001
ACS Actividades de Construccion y Servicios SA(1)	3,420	93,712
Aena SA*(1)	1,307	172,104
Amadeus IT Holding SA, Class A(1)	8,339	365,319
Banco Bilbao Vizcaya Argentaria SA(1)	121,181	694,439
Banco de Sabadell SA(1)	99,880	133,454
Banco Popular Espanol SA(1)	62,504	81,440
Banco Santander SA(1)	271,516	1,057,123
Bankia SA(1)	89,522	65,434
Bankinter SA(1)	13,057	83,981
CaixaBank SA(1)	50,446	111,044
Distribuidora Internacional de Alimentacion SA(1)	11,994	70,452
Enagas SA(1)	4,207	127,989
Endesa SA(1)	6,081	122,304
Ferrovial SA(1)	9,042	175,685
Gas Natural SDG SA(1)	6,781	134,474
Grifols SA(1)	5,808	131,158
Iberdrola SA(1)	102,593	692,973
Industria de Diseno Textil SA(1)	116,673	3,890,748
International Consolidated Airlines Group SA(1)	15,906	79,259
Mapfre SA(1)	18,071	39,961
Red Electrica Corp. SA(1)	2,094	186,690
Repsol SA(1)	20,301	257,540
Telefonica SA(1)	236,244	2,258,151

8

Zardoya Otis SA(1)	3,294	30,868
		11,200,303
Sweden — 2.2%
Alfa Laval AB(1)	5,512	86,519
Assa Abloy AB, Class B(1)	18,783	384,994
Atlas Copco AB, Class A(1)	12,631	327,060
Atlas Copco AB, Class B(1)	7,576	178,865
Boliden AB(1)	5,308	103,117
Electrolux AB, Series B(1)	4,694	127,490
Elekta AB, Series B(1)	86,181	695,390
Getinge AB, Class B(1)	3,904	80,179
Hennes & Mauritz AB, Class B(1)	18,035	528,529
Hexagon AB, Class B(1)	81,743	2,975,442
Husqvarna AB, Class B(1)	7,943	58,924
ICA Gruppen AB(1)	1,502	50,188
Industrivarden AB, Class C(1)	3,192	51,590
Investor AB, Class B(1)	8,582	287,094
Kinnevik AB, Class B(1)	4,577	108,788
Lundin Petroleum AB†(1)	3,516	63,566
Nordea Bank AB(1)	254,419	2,148,993
Sandvik AB(1)	20,732	206,638
Securitas AB, Class B(1)	6,016	92,462
Skandinaviska Enskilda Banken AB, Class A(1)	28,413	246,926
Skanska AB, Class B(1)	6,394	133,348
SKF AB, Class B(1)	7,651	122,168
Svenska Cellulosa AB SCA, Class B(1)	11,464	365,573
Svenska Handelsbanken AB, Class A(1)	209,907	2,539,109
Swedbank AB, Class A(1)	78,051	1,632,638
Swedish Match AB(1)	3,648	126,774
Tele2 AB, Class B(1)	6,095	53,317
Telefonaktiebolaget LM Ericsson, Class B(1)	206,106	1,575,397
Telia Co AB(1)	49,159	231,907
Volvo AB, Class B(1)	28,973	286,112
		15,869,097
Switzerland — 8.5%
ABB, Ltd.(1)	386,490	7,612,507
Actelion, Ltd.(1)	13,565	2,276,160
Adecco Group AG(1)	3,147	158,533
Aryzta AG(1)	1,694	62,248
Baloise Holding AG(1)	925	103,157
Barry Callebaut AG(1)	43	52,811
Chocoladefabriken Lindt & Spruengli AG(1)	2	142,729
Chocoladefabriken Lindt & Spruengli AG (Participation Certificate)(1)	18	107,069
Cie Financiere Richemont SA(1)	59,771	3,506,467
Coca-Cola HBC AG(1)	3,412	68,817
Credit Suisse Group AG(1)	79,900	851,444
Dufry AG†(1)	863	103,578
EMS-Chemie Holding AG(1)	160	82,740
Galenica AG(1)	74	99,684
GAM Holding AG(1)	72,957	779,942
Geberit AG(1)	13,688	5,170,709
Givaudan SA(1)	173	347,632
Julius Baer Group, Ltd.(1)	4,189	168,341
Kuehne & Nagel International AG(1)	1,047	146,380
LafargeHolcim, Ltd.(1)	8,539	356,688
Lonza Group AG(1)	1,027	170,188
Nestle SA(1)	152,316	11,748,999
Novartis AG(1)	104,421	8,590,066
Panalpina Welttransport Holding AG(1)	17,949	2,145,574
Pargesa Holding SA (1)	602	39,853
Partners Group Holding AG(1)	326	139,787
Roche Holding AG(1)	30,958	8,173,859
Schindler Holding AG(Participation Certificate) (SIX)(1)	855	154,933
Schindler Holding AG (AQXE)(1)	384	69,894
SGS SA(1)	1,741	3,992,071
Sika AG (1)	40	167,326
Sonova Holding AG(1)	4,694	623,658
Swatch Group AG (TRQX)(1)	978	56,098
Swatch Group AG (XEGT)(1)	580	168,607
Swiss Life Holding AG(1)	621	143,459
Swiss Prime Site AG(1)	1,226	110,882
Swiss Re AG(1)	6,271	548,250
Swisscom AG(1)	498	247,383
Syngenta AG(1)	1,745	670,737
UBS Group AG(1)	99,733	1,290,406
Zurich Insurance Group AG(1)	2,827	699,460
		62,149,126
Taiwan — 0.8%
Taiwan Semiconductor Manufacturing Co., Ltd.(1)	1,120,000	5,663,354
United Arab Emirates — 0.0%
Orascom Construction, Ltd.†(1)	742	3,708
United Kingdom — 19.2%
3i Group PLC(1)	18,973	141,211
Aberdeen Asset Management PLC(1)	17,950	69,367
Admiral Group PLC(1)	3,804	103,828
Aggreko PLC(1)	5,006	85,978
Anglo American PLC(1)	26,387	256,243
Antofagasta PLC(1)	95,447	592,944
ARM Holdings PLC(1)	252,364	3,822,294
Ashtead Group PLC(1)	9,762	140,096
Associated British Foods PLC(1)	93,105	3,375,810
AstraZeneca PLC(1)	23,776	1,415,361
Auto Trader Group PLC*(1)	566,582	2,679,084
Aviva PLC(1)	407,069	2,187,706
Babcock International Group PLC(1)	4,789	57,971
BAE Systems PLC(1)	59,568	417,685
Barclays PLC(1)	316,182	601,954
Barclays PLC ADR	65,500	497,800
Barratt Developments PLC(1)	19,118	104,695
Berkeley Group Holdings PLC(1)	2,444	83,199
BHP Billiton PLC(1)	125,788	1,582,235
BP PLC(1)	348,304	2,033,863
British American Tobacco PLC(1)	80,459	5,235,504
British Land Co. PLC(1)	18,885	156,390
BT Group PLC(1)	159,228	879,232

9

Bunzl PLC(1)	6,446	199,378
Burberry Group PLC(1)	87,640	1,369,975
Capita PLC(1)	12,855	165,112
Carnival PLC(1)	3,567	158,363
Centrica PLC(1)	101,780	307,283
Close Brothers Group PLC(1)	18,063	273,027
Cobham PLC(1)	31,679	66,460
Compass Group PLC(1)	150,200	2,863,051
Croda International PLC(1)	2,560	107,301
Diageo PLC(1)	371,242	10,387,799
Direct Line Insurance Group PLC(1)	335,579	1,551,873
Dixons Carphone PLC(1)	18,998	82,475
easyJet PLC(1)	3,090	44,885
Fresnillo PLC(1)	4,342	95,955
G4S PLC(1)	30,240	74,857
GKN PLC(1)	378,795	1,363,446
GlaxoSmithKline PLC(1)	91,632	1,969,931
GlaxoSmithKline PLC ADR	31,200	1,352,208
Great Portland Estates PLC(1)	66,260	555,166
Hammerson PLC(1)	15,439	112,790
Hargreaves Lansdown PLC(1)	4,592	76,415
Hikma Pharmaceuticals PLC(1)	2,710	89,366
HSBC Holdings PLC(1)	370,001	2,311,416
ICAP PLC(1)	10,605	59,611
IMI PLC(1)	5,325	68,810
Imperial Brands PLC(1)	18,013	977,833
Indivior PLC(1)	1,084,650	3,650,408
Informa PLC(1)	59,182	579,589
Inmarsat PLC(1)	8,225	88,283
InterContinental Hotels Group PLC(1)	3,512	130,502
Intertek Group PLC(1)	3,157	147,422
Intu Properties PLC(1)	17,777	69,547
Investec PLC(1)	10,771	67,892
ITV PLC(1)	68,037	164,352
J Sainsbury PLC(1)	24,324	75,434
Johnson Matthey PLC(1)	3,611	136,693
Kingfisher PLC(1)	445,247	1,921,915
Land Securities Group PLC(1)	15,288	216,367
Legal & General Group PLC(1)	113,015	292,930
Liberty Global PLC LiLAC, Class A†	11,683	376,905
Liberty Global PLC, Class A†	91,243	2,651,522
Lloyds Banking Group PLC(1)	4,861,871	3,575,081
London Stock Exchange Group PLC(1)	6,025	204,091
Lonmin PLC†(1)	20	51
Marks & Spencer Group PLC(1)	211,592	899,650
Mediclinic International PLC(1)	6,907	101,127
Meggitt PLC(1)	232,357	1,260,452
Merlin Entertainments PLC*(1)	675,666	4,013,083
Mondi PLC(1)	7,072	131,798
National Grid PLC(1)	247,162	3,634,640
Next PLC(1)	2,700	180,634
Old Mutual PLC(1)	92,661	249,768
Pearson PLC(1)	15,879	207,097
Persimmon PLC(1)	77,315	1,508,745
Provident Financial PLC(1)	2,777	85,837
Prudential PLC(1)	292,207	4,977,980
Reckitt Benckiser Group PLC(1)	96,293	9,687,614
RELX PLC(1)	20,869	384,525
Rio Tinto PLC(1)	23,266	719,155
Rolls-Royce Holdings PLC(1)	182,853	1,736,329
Rolls-Royce Holdings PLC, Class C (Preference Shares) †	2,507,507	3,338
Royal Bank of Scotland Group PLC†(1)	317,519	747,797
Royal Dutch Shell PLC, Class A (TRQX)(1)	79,143	2,160,873
Royal Dutch Shell PLC, Class A (CHIX)(1)	177,428	4,866,143
Royal Dutch Shell PLC, Class B(1)	70,464	1,937,707
Royal Dutch Shell PLC, Class B ADR	62,300	3,488,800
Royal Mail PLC(1)	17,054	115,613
RSA Insurance Group PLC(1)	267,574	1,786,924
SABMiller PLC(1)	18,281	1,065,725
Sage Group PLC(1)	20,782	180,726
Schroders PLC(1)	2,447	77,268
Segro PLC(1)	14,257	80,037
Severn Trent PLC(1)	4,625	151,085
Sky PLC(1)	178,270	2,023,415
Smith & Nephew PLC(1)	16,887	286,394
Smiths Group PLC(1)	7,731	119,079
SSE PLC(1)	75,083	1,569,978
St James’s Place PLC(1)	10,025	107,380
Standard Chartered PLC(1)	184,061	1,400,050
Standard Life PLC(1)	38,010	149,383
Tate & Lyle PLC(1)	9,174	81,801
Taylor Wimpey PLC(1)	62,667	111,966
Tesco PLC†(1)	153,108	358,197
Travis Perkins PLC(1)	78,971	1,579,852
Unilever PLC(1)	142,057	6,814,058
United Utilities Group PLC(1)	13,189	183,653
Vodafone Group PLC(1)	1,883,898	5,734,942
Vodafone Group PLC ADR	103,700	3,203,293
Weir Group PLC(1)	4,145	80,038
Whitbread PLC(1)	3,526	164,805
William Hill PLC(1)	16,880	58,467
WM Morrison Supermarkets PLC(1)	40,410	101,364
Worldpay Group PLC†*(1)	572,310	2,083,153
		140,205,958
United States — 0.1%
Autoliv, Inc. SDR(1)	9,159	980,015
Ball Corp.	630	45,541
		1,025,556
Total Common Stocks (cost $740,748,682)		695,744,466
EXCHANGE-TRADED FUNDS — 1.0%
iShares MSCI EAFE Index Fund (cost $7,798,981)	134,840	7,525,420

10

RIGHTS — 0.0%
Hong Kong — 0.0%
Noble Group, Ltd. Expires 07/20/2016 (Strike price SGD 0.11)†	86,000	5,746
Spain — 0.0%
ACS Actividades de Construccion y Servicios SA Expires 07/18/2016 (Strike price EUR 5.16)†	3,420	2,402
Total Rights (cost $24,196)		8,148
Total Long-Term Investment Securities (cost $748,571,859)		703,278,034
SHORT-TERM INVESTMENT SECURITIES — 1.3%
Commercial Paper — 1.3%
BNP Paribas SA NY 0.27% due 07/01/2016	$9,000,000	9,000,000
Registered Investment Companies — 0.0%
State Street Institutional U.S. Government Money Market Fund 0.25%(4)	115,580	115,580
T. Rowe Price Reserve Investment Fund 0.32%(4)	1,006	1,006
		116,586
Total Short-Term Investment Securities (cost $9,116,586)		9,116,586
REPURCHASE AGREEMENTS — 2.5%
Agreement with State Street Bank and Trust Co., bearing interest at 0.01%, dated 06/30/2016, to be repurchased 07/01/2016 in the amount $5,336,001 collateralized by $4,935,000 of United States Treasury Notes, bearing interest at 3.13% due 05/15/2021 and having an approximate value of $5,444,692	5,336,000	5,336,000
State Street Bank and Trust Co. Joint Repurchase Agreement(5)	13,062,000	13,062,000
Total Repurchase Agreements (cost $18,398,000)		18,398,000
TOTAL INVESTMENTS (cost $776,086,445)(7)	100.0%	730,792,620
Liabilities in excess of other assets	(0.0)	(111,649)
NET ASSETS	100.0%	$730,680,971

†                      Non-income producing security

*                      Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At June 30, 2016, the aggregate value of these securities was $10,363,119 representing 1.4% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.

(1)              Security was valued using fair value procedures at June 30, 2016. The aggregate value of these securities was $660,903,000 representing 90.5% of net assets. Securities are classified as Level 2 based on the securities valuation inputs. See Note 1 regarding fair value pricing for foreign equity securities.

(2)              Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs (see Note 1).

(3)              Illiquid security. At June 30, 2016 the aggregate value of these securities was $0 representing 0.0% of net assets.

(4)              The rate shown is the 7-day yield as of June 30, 2016

(5)              See Note 2 for details of Joint Repurchase Agreements.

(6)              Fair valued security. Securities are classified as Level 2 based on the securities valuation inputs (see Note 1).

(7)              See Note 4 for cost of investments on a tax basis.

ADR — American Depositary Receipt

AQXE — Equis Exchange

CDI — Chess Depositary Interest

CHIX — Chi X Europe Exchange

CVA — Certification Van Aandelen (Dutch Cert.)

EUR — Euro Dollar

Euronext — Euro Stock Exchange, Amsterdam

FDR — Federal Depositary Receipt

RSP — Risparmio Shares-Savings Shares on the Italian Stock Exchange

SDR — Swedish Depositary Receipt

SGD — Singapore Dollar

SIX — Swiss Stock Exchange

TRQX — Turquoise Stock Exchange

XEGT — Equiduct Stock Exchange

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of June 30, 2016	Unrealized Appreciation (Depreciation)
224	Long	E-mini MSCI EAFE Index	September 2016	$17,602,292	$18,090,240	$487,948

11

Industry Allocation*

Medical-Drugs	10.2%
Banks-Commercial	6.3
Telephone-Integrated	5.1
Oil Companies-Integrated	4.1
Diversified Banking Institutions	3.4
Insurance-Life/Health	3.1
Food-Misc./Diversified	2.5
Repurchase Agreements	2.5
Beverages-Wine/Spirits	2.1
Auto-Cars/Light Trucks	2.0
Real Estate Investment Trusts	1.9
Machinery-Electrical	1.9
Cosmetics & Toiletries	1.8
Insurance-Multi-line	1.6
Cellular Telecom	1.5
Auto/Truck Parts & Equipment-Original	1.4
Soap & Cleaning Preparation	1.4
Chemicals-Specialty	1.4
Electronic Components-Semiconductors	1.3
Commercial Paper	1.3
Real Estate Operations & Development	1.2
Metal-Diversified	1.2
Transport-Rail	1.1
Electric-Integrated	1.0
Chemicals-Diversified	1.0
Exchange-Traded Funds	1.0
Tobacco	0.9
Semiconductor Components-Integrated Circuits	0.9
Retail-Apparel/Shoe	0.9
Insurance-Property/Casualty	0.9
Building & Construction Products-Misc.	0.8
Optical Supplies	0.8
Building-Residential/Commercial	0.8
Power Converter/Supply Equipment	0.8
Oil Companies-Exploration & Production	0.8
Electronic Measurement Instruments	0.8
Brewery	0.8
E-Commerce/Services	0.8
Cable/Satellite TV	0.8
Food-Retail	0.8
Commercial Services	0.8
Electronic Components-Misc.	0.8
Import/Export	0.8
Gas-Distribution	0.7
Resorts/Theme Parks	0.7
Water	0.6
Diversified Manufacturing Operations	0.6
E-Commerce/Products	0.6
Internet Application Software	0.6
Consumer Products-Misc.	0.6
Dialysis Centers	0.6
Retail-Jewelry	0.6
Aerospace/Defense	0.6
Machinery-General Industrial	0.5
Semiconductor Equipment	0.5
Medical-Generic Drugs	0.5
Advertising Agencies	0.5
Web Portals/ISP	0.5
Retail-Building Products	0.5
Finance-Credit Card	0.5
Diversified Operations	0.4
Transport-Services	0.4
Diversified Minerals	0.4
Audio/Video Products	0.4
Food-Catering	0.4
Insurance-Reinsurance	0.4
Finance-Investment Banker/Broker	0.4
Rubber-Tires	0.4
Apparel Manufacturers	0.3
Oil Refining & Marketing	0.3
Electronics-Military	0.3
Electric Products-Misc.	0.3
Medical-Biomedical/Gene	0.3
Building Products-Cement	0.3
Retail-Major Department Stores	0.3
Transport-Marine	0.3
Computer Services	0.3
Wireless Equipment	0.3
Medical Products	0.3
Real Estate Management/Services	0.3
Telecom Services	0.3
Investment Management/Advisor Services	0.2
Machine Tools & Related Products	0.2
Networking Products	0.2
Paper & Related Products	0.2
Enterprise Software/Service	0.2
Satellite Telecom	0.2
Finance-Leasing Companies	0.2
Multimedia	0.2
Industrial Gases	0.2
E-Marketing/Info	0.2
Medical Labs & Testing Services	0.2
Machinery-Construction & Mining	0.2
Steel-Producers	0.2
Human Resources	0.1
Finance-Other Services	0.1
Medical Instruments	0.1
Internet Content-Information/News	0.1
Building-Heavy Construction	0.1
Casino Hotels	0.1
Agricultural Chemicals	0.1
Aerospace/Defense-Equipment	0.1
Textile-Apparel	0.1
Office Automation & Equipment	0.1
Instruments-Scientific	0.1
Engineering/R&D Services	0.1
Public Thoroughfares	0.1
Investment Companies	0.1
Athletic Footwear	0.1
Industrial Automated/Robotic	0.1
Metal-Copper	0.1
Metal Processors & Fabrication	0.1
Security Services	0.1
Auto-Heavy Duty Trucks	0.1
Photo Equipment & Supplies	0.1
Machinery-Farming	0.1
Gold Mining	0.1
Building Products-Air & Heating	0.1
Shipbuilding	0.1
Toys	0.1
Applications Software	0.1
Transactional Software	0.1
Commercial Services-Finance	0.1
Energy-Alternate Sources	0.1
Diversified Operations/Commercial Services	0.1
Gas-Transportation	0.1
Containers-Paper/Plastic	0.1
100.0%

* Calculated as a percentage of net assets

12

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2016 (see Note 1):

ASSETS: Investments at Value:*	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs		Level 3-Significant Unobservable Inputs	Total
Common Stocks:
Australia	$—	$35,698,599	#	$0	$35,698,599
Portugal	—	336,006	**	3,935	339,941
United Kingdom	11,570,528	128,635,430	##	—	140,205,958
Other Countries	23,203,653	496,296,315	**	—	519,499,968
Exchange-Traded Funds	7,525,420	—		—	7,525,420
Rights:
Hong Kong	—	5,746		—	5,746
Spain	2,402	—		—	2,402
Short-Term Investment Securities:
Commercial Paper	—	9,000,000		—	9,000,000
Registered Investment Companies	116,586	—		—	116,586
Repurchase Agreement	—	18,398,000		—	18,398,000
Total Investments at Value	$42,418,589	$688,370,096		$3,935	$730,792,620

Other Financial Instruments:†
Futures Contracts	$487,948	$—		$—	$487,948

* For a detailed presentation of investments, please refer to the Portfolio of Investments.

** Represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board (see Note 1).

†  Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards, swaps and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

# Amount includes $35,638,587 that represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board (see Note 1).

##  Amount includes $128,632,092 that represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board (see Note 1).

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. Securities currently valued at $656,143,587 were transferred from Level 1 to Level 2 due to foreign equity securities whose values were adjusted for fair value pricing procedures for foreign equity securities. There were no additional material transfers between Levels during the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Portfolio.

13

SEASONS SERIES TRUST DIVERSIFIED FIXED INCOME PORTFOLIO

Portfolio of Investments — June 30, 2016 — (unaudited)

Security Description	Shares/ Principal Amount(16)	Value (Note 1)
ASSET BACKED SECURITIES — 11.4%
Diversified Financial Services — 11.4%
Adjustable Rate Mtg. Trust FRS Series 2005-9, Class 5A1 0.72% due 11/25/2035(1)	$256,587	$235,949
Adjustable Rate Mtg. Trust FRS Series 2005-10, Class 6a21 0.95% due 01/25/2036(1)	175,183	150,221
Alternative Loan Trust FRS Series 2006-29T1, Class 1A4 0.85% due 10/25/2036(1)	265,495	153,909
Alternative Loan Trust Series 2005-64CB, Class A1 5.50% due 12/25/2035(1)	264,638	218,799
American Home Mtg. Assets Trust FRS Series 2006-2, Class 2A1 0.64% due 09/25/2046(1)	210,988	143,147
American Home Mtg. Assets Trust FRS Series 2006-3, Class 2A11 1.35% due 10/25/2046(1)	75,850	52,513
AmeriCredit Automobile Receivables Trust Series 2013-3, Class D 3.00% due 07/08/2019	115,000	116,199
AMMC CLO XIV, Ltd. FRS Series 2014-14A, Class A1L 2.09% due 07/27/2026*(2)	1,190,000	1,184,148
Apidos CLO XVI FRS Series 2013-16A, Class A1 2.08% due 01/19/2025*(2)	795,000	791,947
Apidos CLO XX FRS Series 2015-20A, Class A1 2.17% due 01/16/2027*(2)	1,305,000	1,305,504
Apidos CLO XXI FRS Series 2015-21A, Class A1 2.05% due 07/18/2027*(2)	1,500,000	1,494,693
Ares XXIX CLO, Ltd. FRS Series 2014-1A, Class A1 2.14% due 04/17/2026*(2)	1,215,000	1,213,173
Ares XXX CLO, Ltd. FRS Series 2014-30A, Class A2 1.48% due 04/20/2023*(2)	839,180	832,323
Asset Backed Securities Corp. Home Equity Loan Trust FRS Series 2004-HE7, Class M2 2.03% due 10/25/2034	202,460	190,002
Atlas Senior Loan Fund V, Ltd. FRS Series 2014-1A, Class A 2.17% due 07/16/2026*(2)	540,000	537,339
Atlas Senior Loan Fund VI, Ltd. FRS Series 2014-6A, Class A 2.16% due 10/15/2026*(2)	1,705,000	1,700,606
Atrium VII FRS Series 7AR, Class BR 2.37% due 11/16/2022*(2)	505,000	498,531
Atrium XI FRS Series 11-A, Class B 2.79% due 10/23/2025*(2)	1,520,000	1,514,662
Aventura Mall Trust VRS Series 2013-AVM, Class A 3.87% due 12/05/2032*(3)	1,425,000	1,540,591
Avery Point IV CLO, Ltd. FRS Series 2014-1A, Class A 2.16% due 04/25/2026*(2)	1,205,000	1,197,469
BA Credit Card Trust Series 2015-A2,Class A 1.36% due 09/15/2020	191,000	192,149
Babson CLO, Ltd. FRS Series 2014-IA, Class A1 2.12% due 07/20/2025*(2)	295,000	293,077
Banc of America Commercial Mtg. Trust VRS Series 2007-3, Class A4 5.74% due 02/10/2051(3)	729,249	753,731
Banc of America Funding Trust FRS Series 2007-1, Class TA1A 0.51% due 01/25/2037(1)	20,830	13,177
Banc of America Funding Trust FRS Series 2007-A, Class 2A5 0.68% due 02/20/2047(1)	514,089	422,159
BB-UBS Trust Series 2012-SHOW, Class A 3.43% due 11/05/2036*(3)	1,155,000	1,229,123
BCAP LLC Trust FRS Series 2006-AA2, Class A1 0.62% due 01/25/2037(1)	28,866	22,977
Bear Stearns Adjustable Rate Mtg. Trust VRS Series 2005-12,Class 11A1 2.82% due 02/25/2036(1)	88,121	67,799
Bear Stearns ALT-A Trust FRS Series 2006-3, Class 1A1 0.83% due 05/25/2036(1)	139,915	114,901
Bear Stearns ALT-A Trust FRS Series 2006-1, Class 11A1 0.93% due 02/25/2036(1)	79,594	64,875
Bear Stearns ALT-A Trust FRS(1) Series 2005-10, Class 11A1 0.95% due 01/25/2036(1)	241,142	193,432
Bear Stearns ALT-A Trust FRS Series 2005-9, Class 11A1 0.97% due 11/25/2035(1)	115,726	96,783
Bear Stearns Commercial Mtg. Securities Trust VRS Series 2007-T26, Class A4 5.47% due 01/12/2045(3)	26,071	26,526
Bear Stearns Mtg. Funding Trust FRS Series 2006-AR3, Class 1A1 0.63% due 10/25/2036(1)	111,645	85,829
Bear Stearns Mtg. Funding Trust FRS Series 2007-AR1, Class 2A3 0.65% due 02/25/2037(1)	255,461	200,500
BlueMountain CLO 2015-3, Ltd. FRS Series 2015-3A, Class A1 2.11% due 10/20/2027*(2)	2,115,000	2,094,899
Carlyle Global Market Strategies CLO, Ltd. FRS Series 2015-2A,Class A1 2.10% due 04/27/2027*(2)	1,355,000	1,349,033
Cent CLO, Ltd. FRS Series 2013-20A, Class A 2.12% due 01/25/2026*(2)	1,500,000	1,487,564

Cent CLO, Ltd. FRS Series 2014-21A, Class A1A 2.12% due 07/27/2026*(2)	820,000	811,319
CGGS Commercial Mtg. Trust Series 2016-RNDA, Class AFX 2.76% due 02/10/2033*(3)	400,000	409,243
Chase Issuance Trust Series 2016-A2, Class A 1.37% due 06/15/2021	219,000	220,133
Chase Mtg. Finance Trust FRS Series 2005-A1, Class 2A2 2.69% due 12/25/2035(1)	248,139	225,309
Chase Mtg. Finance Trust Series 2005-S3, Class A10 5.50% due 11/25/2035(1)	320,000	304,763
CHL Mtg. Pass Through Trust FRS Series 2007-HY4, Class 1A1 2.77% due 09/25/2047(1)	343,582	295,245
CHL Mtg. Pass-Through Trust FRS Series 2007-HY1, Class 1A1 3.03% due 04/25/2037(1)	49,948	43,778
CIFC Funding, Ltd. FRS Series 2014-1A, Class A 2.12% due 04/18/2025*(2)	1,285,000	1,280,219
CIFC Funding, Ltd. FRS Series 2014-2A, Class A1L 2.14% due 05/24/2026*(2)	1,495,000	1,486,815
CIFC Funding, Ltd. FRS Series 2012-1AR, Class A2R 2.73% due 08/14/2024*(2)	1,085,000	1,069,565
Citigroup Commercial Mtg. Trust VRS Series 2014-GC23, Class XA 1.12% due 07/10/2047(3)(4)	4,348,521	277,279
Citigroup Commercial Mtg. Trust VRS Series 2015-GC29,Class XA 1.17% due 04/10/2048(3)(4)	3,698,371	261,194
Citigroup Commercial Mtg. Trust Series 2014-GC19, Class A2 2.79% due 03/10/2047(3)	303,000	311,484
Citigroup Commercial Mtg. Trust Series 2014-GC23, Class A2 2.85% due 07/10/2047(3)	494,000	512,191
Citigroup Commercial Mtg. Trust Series 2015-P1, Class A5 3.72% due 09/15/2048(3)	1,029,000	1,130,585
Citigroup Commercial Mtg. Trust Series 2014-GC21, Class A5 3.86% due 05/10/2047(3)	610,000	673,708
Citigroup Commercial Mtg. Trust Series 2014-GC19, Class A4 4.02% due 03/10/2047(3)	615,000	685,332
Citigroup Commercial Mtg. Trust Series 2013-GC17, Class A4 4.13% due 11/10/2046(3)	1,110,000	1,251,357
Citigroup Commercial Mtg. Trust VRS Series 2013-GC15, Class A4 4.37% due 09/10/2046(3)	870,000	993,753
Citigroup Commercial Mtg. Trust VRS Series 2008-C7, Class A4 6.14% due 12/10/2049(3)	291,978	303,697
Cobalt CMBS Commercial Mtg. Trust Series 2006-C1, Class A4 5.22% due 08/15/2048(3)	47,621	47,760
Commercial Mtg. Loan Trust VRS Series 2008-LS1, Class A4B 6.09% due 12/10/2049(3)	646,951	671,076
Commercial Mtg. Trust Series 2015-DC1, Class A2 2.87% due 02/10/2048(3)	454,000	472,515
Commercial Mtg. Trust Series 2015-CR24, Class A2 3.02% due 08/10/2055(3)	34,505	36,426
Commercial Mtg. Trust Series 2013-CR8, Class A4 3.33% due 06/10/2046(3)	425,000	455,281
Commercial Mtg. Trust VRS Series 2013-CR8, Class A5 3.61% due 06/10/2046(3)	775,000	843,087
Commercial Mtg. Trust
Series 2015-CR26, Class A4
3.63% due 10/10/2048(3)	1,205,000	1,304,246
Commercial Mtg. Trust Series 2014-UBS4, Class A5 3.69% due 08/10/2047(3)	1,135,000	1,226,414
Commercial Mtg. Trust Series 2014-UBS2, Class A5 3.96% due 03/10/2047(3)	660,000	727,080
Commercial Mtg. Trust Series 2014-CR17, Class A5 3.98% due 05/10/2047(3)	605,000	672,504
Commercial Mtg. Trust Series 2014-CR16, Class A4 4.05% due 04/10/2047(3)	675,000	756,409
Commercial Mtg. Trust Series 2013-300P, Class A1 4.35% due 08/10/2030*(3)	845,000	956,857
Consumer Credit Origination Loan Trust Series 2015-1, CALW, Class A 2.82% due 03/15/2021*(10)	104,884	104,882
Countrywide Alternative Loan Trust FRS Series 2005-72, Class A1 0.72% due 01/25/2036(1)	172,123	139,807
Countrywide Alternative Loan Trust FRS Series 2005-56, Class 5A1 0.77% due 11/25/2035(1)	66,527	52,620
Countrywide Alternative Loan Trust FRS Series 2005-64CB, Class 1A12 1.25% due 12/25/2035(1)	169,668	130,908
Countrywide Alternative Loan Trust Series 2006-9T1, Class A1 5.75% due 05/25/2036(1)	252,779	184,308

Countrywide Alternative Loan Trust Series 2007-19, Class 2A1 6.50% due 08/25/2037(1)	358,932	215,819
Countrywide Home Loan Mtg. Pass Through Trust FRS Series 2005-2, Class 2A3 1.13% due 03/25/2035(1)	87,304	66,951
Countrywide Home Loan Mtg. Pass Through Trust FRS Series 2005-HYB7, Class 6A1 2.64% due 11/20/2035(1)	51,142	40,896
Countrywide Home Loan Mtg. Pass Through Trust FRS Series 2005-HYB3, Class 2A2A 2.90% due 06/20/2035(1)	167,768	155,266
Countrywide Home Loan Mtg. Pass Through Trust Series 2005-6, Class 1A11 5.25% due 02/25/2026(1)	1,629	1,626
Credit Acceptance Auto Loan Trust Series 2014-1A, Class A 1.55% due 10/15/2021*	482,202	482,222
CSAIL Commercial Mtg. Trust VRS Series 2015-C2, Class XA 0.89% due 06/15/2057(3)(4)	10,316,931	561,007
CSAIL Commercial Mtg. Trust Series 2015-C1, Class A2 2.97% due 04/15/2050(3)	20,600	21,379
CSAIL Commercial Mtg. Trust Series 2015-C1, Class A4 3.51% due 04/15/2050(3)	1,448,000	1,564,778
CSAIL Commercial Mtg. Trust Series 2015-C3, Class A4 3.72% due 08/15/2048(3)	1,443,000	1,576,783
CSMC Trust Series 2015-GLPA, Class A 3.88% due 11/15/2037*(3)	1,150,000	1,271,778
Dell Equipment Finance Trust Series 2015-1,Class A3 1.30% due 03/23/2020*	190,000	189,981
Deutsche Alt-A Securities Mtg. Loan Trust FRS Series 2007-RMP1, Class A2 0.60% due 12/25/2036(1)	255,957	206,440
Deutsche Alt-A Securities Mtg. Loan Trust FRS Series 2007-AR2, Class A1 0.60% due 03/25/2037(1)	25,705	18,516
Dryden Senior Loan Fund FRS Series 2014-33A, Class A 2.10% due 07/15/2026*(2)	1,370,000	1,368,870
Dryden Senior Loan Fund FRS Series 2014-36A, Class B 2.98% due 11/09/2025*(2)	1,050,000	1,049,213
Dryden XXXI Senior Loan Fund FRS Series 2014-31A, Class A 1.97% due 04/18/2026*(2)	1,260,000	1,252,415
DSLA Mtg. Loan Trust FRS Series 2006-AR1, Class 1A1A 1.33% due 03/19/2046(1)	384,076	294,031
First Franklin Mtg. Loan Trust FRS Series 2006-FF15, Class A5 0.61% due 11/25/2036	218,570	193,600
First Investors Auto Owner Trust Series 2013-1A, Class B 1.81% due 10/15/2018*	113,001	113,015
Flagship Credit Auto Trust Series 2014-1, Class A 1.21% due 04/15/2019*	71,522	71,315
Flatiron CLO, Ltd. FRS Series 2014-1A, Class A2 2.53% due 07/17/2026*(2)	290,000	282,052
Ford Credit Auto Owner Trust Series 2014-C,Class B 1.97% due 04/15/2020	164,000	165,897
Ford Credit Auto Owner Trust Series 2015-2, Class A 2.44% due 01/15/2027*	180,000	184,885
Ford Credit Floorplan Master Owner Trust Series 2014-1, Class B 1.40% due 02/15/2019	190,000	189,452
GM Financial Automobile Leasing Trust Series 2014-2A, Class B 1.96% due 03/20/2018*	190,000	190,382
GMACM Mtg. Loan Trust FRS
Series 2005-AR5, Class 4A1
3.11% due 09/19/2035(1)	72,193	66,055
GMACM Mtg. Loan Trust FRS Series 2006-AR1, Class 1A1 3.33% due 04/19/2036(1)	417,461	355,622
Green Tree Agency Advance Funding Trust I Series 2015-T2, Class AT2 3.09% due 10/15/2048*	485,000	487,042
GreenPoint Mtg. Funding Trust FRS Series 2007-AR1, Class 3A2 0.61% due 02/25/2037(1)	106,482	88,256
GS Mtg. Securities Corp. II Series GC30, Class A2 2.73% due 05/10/2050(3)	38,625	40,090
GS Mtg. Securities Corp. II Series 2012-BWTR, Class A 2.95% due 11/05/2034*(3)	1,285,000	1,342,279
GS Mtg. Securities Corp. II Series 2005-ROCK, Class A 5.37% due 05/03/2032*(3)	155,000	188,325
GS Mtg. Securities Corp. Trust Series 2012-ALOH, Class A 3.55% due 04/10/2034*(3)	1,225,000	1,325,426
GS Mtg. Securities Trust Series 2013-GC12, Class A4 3.14% due 06/10/2046(3)	1,050,000	1,117,143
GS Mtg. Securities Trust Series 2015-GS1, Class A3 3.73% due 11/10/2048(3)	1,307,000	1,444,730

GS Mtg. Securities Trust Series 2014-GC20, Class A5 4.00% due 04/10/2047(3)	615,000	684,197
GSAA Home Equity Trust FRS Series 2006-20, Class 2A1A 0.50% due 12/25/2046(10)	56,229	34,927
GSAA Home Equity Trust FRS Series 2006-20, Class 1A1 0.52% due 12/25/2046(10)	99,490	51,768
GSAA Home Equity Trust FRS Series 2007-1, Class 1A1 0.53% due 02/25/2037(10)	508,666	267,817
GSAA Home Equity Trust FRS Series 2006-19, Class A1 0.54% due 12/25/2036(10)	17,342	8,459
GSAA Home Equity Trust FRS Series 2006-17, Class A3A 0.69% due 11/25/2036(10)	136,109	77,201
GSAA Home Equity Trust FRS Series 2006-3, Class A3 0.75% due 03/25/2036(10)	28,859	19,105
GSAA Home Equity Trust FRS Series 2007-5, Class 2A3A 0.77% due 04/25/2047(10)	227,113	149,800
GSAA Home Equity Trust Series 2006-15, Class AF6 5.88% due 09/25/2036(7)(10)	124,107	63,584
GSAA Home Equity Trust VRS Series 2006-10, Class AF3 5.98% due 06/25/2036(10)	400,036	201,672
GSAA Trust FRS Series 2007-3, Class 1A2 0.62% due 03/25/2047(10)	96,516	46,667
GSAA Trust FRS Series 2007-6, Class 1A2 0.67% due 05/25/2047(10)	72,774	50,977
GSAA Trust Series 2005-7, Class AF4 5.06% due 05/25/2035(7)(10)	365,000	338,807
GSR Mtg. Loan Trust FRS Series 1F, Class 4A1 0.75% due 01/25/2037(1)	829,513	480,141
GSR Mtg. Loan Trust FRS Series 2005-8F, Class 3A2 0.95% due 11/25/2035(1)	17,824	11,791
GSR Mtg. Loan Trust VRS Series 2005-AR5, Class 2A3 2.93% due 10/25/2035(1)	177,736	155,990
GSR Mtg. Loan Trust FRS Series 2006-AR1, Class 2A1 2.94% due 01/25/2036(1)	18,691	17,293
GSR Mtg. Loan Trust FRS Series 2006-AR1, Class 2A4 2.94% due 01/25/2036(1)	241,872	221,055
HarborView Mtg. Loan Trust FRS Series 2006-12, Class 2A2A 0.63% due 01/19/2038(1)	15,126	12,534
HarborView Mtg. Loan Trust FRS Series 2006-12, Class 2A13 0.68% due 12/19/2036(1)	328,387	243,687
HarborView Mtg. Loan Trust FRS Series 2004-11, Class 1A 1.15% due 01/19/2035(1)(10)	52,953	34,723
Hilton USA Trust Series 2013-HLT, Class AFX 2.66% due 11/05/2030*(3)	1,305,000	1,310,572
Honda Auto Receivables Owner Trust Series 2016-2, Class A4 1.62% due 08/15/2022	79,000	79,666
HSI Asset Securitization Corp. Trust FRS Series 2006-OPT3, Class 3A4 0.72% due 02/25/2036	200,000	174,986
IndyMac Index Mtg. Loan Trust FRS Series 2007-FLX2, Class A1C 0.64% due 04/25/2037(1)	45,264	32,383
IndyMac Index Mtg. Loan Trust FRS Series 2005-AR14, Class 1A1A 0.73% due 07/25/2035(1)	7,753	6,237
IndyMac Index Mtg. Loan Trust FRS Series 2005-AR13, Class 1A1 2.94% due 08/25/2035(1)	109,609	81,944
IndyMac Index Mtg. Loan Trust FRS
Series 2006-AR3, Class 1A1
2.97% due 12/25/2036(1)	422,332	369,492
IndyMac Index Mtg. Loan Trust VRS Series 2007-AR9, Class 2A1 3.10% due 04/25/2037(1)	203,951	129,309
JP Morgan Chase Commercial Mtg. Securities Trust Series 2012-HSBC, Class A 3.09% due 07/05/2032*(3)	1,000,000	1,051,025
JP Morgan Chase Commercial Mtg. Securities Trust Series 2012-WLDN, Class A 3.91% due 05/05/2030*(3)	1,184,926	1,273,005
JP Morgan Chase Commercial Mtg. Securities Trust Series 2015-JP1, Class A5 3.91% due 01/15/2049(3)	1,786,000	1,992,660
JP Morgan Chase Commercial Mtg. Securities Trust Series 2013-C16, Class A4 4.17% due 12/15/2046(3)	985,000	1,108,718
JP Morgan Chase Commercial Mtg. Securities Trust VRS Series 2007-CB19, Class A4 5.70% due 02/12/2049(3)	796,086	813,909
JP Morgan Mtg. Trust FRS Series 2006-A3, Class 3A2 3.03% due 05/25/2036(1)	209,114	185,016

JPMBB Commercial Mtg. Securities Trust Series 2014-C21, Class A5 3.77% due 08/15/2047(3)	290,000	318,775
JPMBB Commercial Mtg. Securities Trust VRS Series 2015-C33, Class A4 3.77% due 12/15/2048(3)	535,000	587,600
JPMBB Commercial Mtg. Securities Trust Series 2014-C22, Class A4 3.80% due 09/15/2047(3)	1,355,000	1,486,502
JPMBB Commercial Mtg. Securities Trust Series 2014-C19, Class A4 4.00% due 04/15/2047(3)	610,000	678,816
JPMBB Commercial Mtg. Securities Trust VRS Series 2013-C14, Class A4 4.13% due 08/15/2046(3)	1,165,000	1,308,563
LB-UBS Commercial Mtg. Trust VRS Series 2007-C6, Class A4 5.86% due 07/15/2040(3)	621,116	635,633
LB-UBS Commercial Mtg. Trust VRS Series 2008-C1, Class A2 6.07% due 04/15/2041(3)	86,319	90,990
Lehman XS Trust FRS Series 2006-16N, Class A4A 0.64% due 11/25/2046(1)(10)	329,147	255,598
Lehman XS Trust FRS Series 2007-7N, Class 1A2 0.69% due 06/25/2047(1)	34,545	23,189
Lehman XS Trust FRS Series 2005-6, Class 1A1 0.71% due 11/25/2035(10)	71,149	46,614
Lehman XS Trust FRS Series 2007-16N, Class 2A2 1.30% due 09/25/2047(1)	322,284	258,424
Limerock CLO II, Ltd. FRS Series 2014-2A, Class A 2.12% due 04/18/2026*(2)	1,295,000	1,280,783
Luminent Mtg. Trust FRS Series 2006-6, Class A1 0.65% due 10/25/2046(1)	131,186	110,792
Luminent Mtg. Trust FRS Series 2005-1, Class A1 0.71% due 11/25/2035(1)	286,824	255,986
Madison Park Funding XI, Ltd. FRS Series 2013-11A, Class A1A 1.92% due 10/23/2025*(2)	1,235,000	1,224,218
Madison Park Funding XII, Ltd. FRS Series 2014-12A, Class A 2.13% due 07/20/2026*(2)	1,290,000	1,288,937
Madison Park Funding XIII, Ltd. FRS Series 2014-13A, Class A 2.08% due 01/19/2025*(2)	750,000	746,237
Magnetite CLO, Ltd. FRS Series 2012-7A, Class C 5.12% due 01/15/2025*(10)	1,355,000	1,345,043
Magnetite IX, Ltd. FRS Series 2014-9A, Class A1 2.06% due 07/25/2026*(2)	2,515,000	2,511,215
Magnetite IX, Ltd. FRS Series 2014-9A, Class A2 2.59% due 07/25/2026*(2)	895,000	889,992
Magnetite VIII, Ltd. FRS Series 2014-8A, Class A 2.10% due 04/15/2026*(2)	835,000	833,745
Magnetite XII, Ltd. FRS Series 2015-12A, Class A 2.12% due 04/15/2027*(2)	930,000	928,602
Merrill Lynch Mtg. Investors Trust FRS Series 2005-A4, Class 1A 2.95% due 07/25/2035(1)	344,928	271,402
Morgan Stanley ABS Capital I, Inc. Trust FRS Series 2006-NC4, Class A2C 0.60% due 06/25/2036(10)	32,728	29,197
Morgan Stanley Bank of America Merrill Lynch Trust VRS Series 2014-C19, Class XA 1.15% due 12/15/2047(3)(4)	2,782,956	169,423
Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C23, Class A2 2.98% due 07/15/2050(3)	500,000	523,602
Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C20, Class A4 3.25% due 02/15/2048(3)	791,000	838,275
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2015-C22, Class A4
3.31% due 04/15/2048(3)	1,857,000	1,975,224
Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C14, Class A5 4.06% due 02/15/2047(3)	1,065,000	1,190,267
Morgan Stanley Capital I Trust Series 2014-MP, Class A 3.47% due 08/11/2029*(3)	755,000	804,981
Morgan Stanley Mtg. Loan Trust FRS Series 2006-16AX, Class 2A2 0.62% due 11/25/2036(10)	302,803	130,620
Morgan Stanley Mtg. Loan Trust FRS Series 2006-6AR, Class 3A1 3.00% due 05/25/2036(1)	96,451	68,318
Nationstar HECM Loan Trust Series 2016-1A, Class A 2.98% due 02/25/2026*	780,050	781,017
Neuberger Berman CLO XVI, Ltd. FRS Series 2014-16A, Class A1 2.10% due 04/15/2026*(2)	955,000	952,965
Neuberger Berman CLO XVII, Ltd. FRS Series 2014-17A, Class A 2.11% due 08/04/2025*(2)	1,085,000	1,081,504

New Residential Mortgage Loan Trust VRS Series 2016-2A, Class A1 3.75% due 11/25/2035*(1)	1,885,383	1,971,072
Nomura Asset Acceptance Corp Alternative Loan Trust FRS Series 2006-AF1, Class 3A1 3.88% due 06/25/2036(1)	221,329	165,749
NRP Mtg. Trust VRS Series 2013-1, Class A1 3.25% due 07/25/2043*(1)	281,012	282,257
Oak Hill Credit Partners X, Ltd. FRS Series 2014-10A, Class A 2.10% due 07/20/2026*(2)	405,000	401,727
Oaktree EIF II Series B1, Ltd. FRS Series BH3-B1A, Class A 2.18% due 02/15/2026*(2)	1,325,000	1,323,003
OCP CLO, Ltd. FRS Series 2015-8A, Class A1 2.15% due 04/17/2027*(2)	1,160,000	1,156,431
Octagon Investment Partners XVI, Ltd. FRS Series 2013-A, Class 1A 1.74% due 07/17/2025*(2)	705,000	692,585
Ocwen Master Advance Receivables Trust Series 2015-1, Class AT1 2.54% due 09/17/2046*	1,265,000	1,265,083
OneMain Financial Issuance Trust Series 2A, Class A 4.10% due 03/20/2028*	2,030,000	2,093,126
OZLM Funding V, Ltd. FRS Series 2013-5A, Class A1 2.12% due 01/17/2026*(2)	2,110,000	2,109,928
OZLM VI, Ltd. FRS Series 2014-6A, Class A1 2.17% due 04/17/2026*(2)	1,265,000	1,257,801
OZLM XII, Ltd. FRS Series 2015-12A, Class A1 2.09% due 04/30/2027*(2)	2,100,000	2,085,651
Race Point IX CLO, Ltd. FRS Series BH3-9A, Class A1 2.13% due 04/15/2027*(2)	1,565,000	1,553,338
RALI Series Trust FRS Series 2006-QA3, Class A2 0.75% due 04/25/2036(1)	346,983	247,824
RALI Series Trust FRS Series 2006-QO7, Class 1A1 1.24% due 09/25/2046(1)	240,478	166,976
RALI Series Trust FRS Series 2007-QH9, Class A1 1.66% due 11/25/2037(1)	99,960	66,168
RALI Series Trust Series 2005-QS17, Class A9 6.00% due 12/25/2035(1)	120,360	102,781
Renaissance Home Equity Loan Trust Series 2007-1, Class AF5 5.91% due 04/25/2037(7)(10)	349,957	178,479
Renaissance Home Equity Loan Trust Series 2006-3, Class AF5 6.12% due 11/25/2036(7)(10)	165,827	98,307
Residential Asset Securitization Trust FRS Series 2005-A2, Class A2 0.90% due 03/25/2035(1)	123,670	95,390
RFMSI Trust FRS Series 2005-SA3, Class 1A 3.08% due 08/25/2035(1)	145,026	108,055
RFMSI Trust FRS Series 2007-SA2, Class 2A1 3.46% due 04/25/2037(1)	41,535	35,089
Santander Drive Auto Receivables Trust Series 2014-B, Class 4 1.82% due 05/15/2019	285,000	286,000
Securitized Asset Backed Receivables LLC Trust FRS Series 2006-HE1, Class A2B 0.54% due 07/25/2036(10)	212,628	98,516
Seneca Park CLO, Ltd. FRS Series 2014-1A, Class A 2.10% due 07/17/2026*(2)	955,000	950,943
Sequoia Mtg. Trust FRS Series 2007-3, Class 2AA1 2.84% due 07/20/2037(1)	32,347	25,776
Shackleton CLO, Ltd. FRS
Series 2014-6A, Class A2
2.10% due 07/17/2026*(2)	1,585,000	1,580,451
Soundview Home Loan Trust FRS Series 2007-OPT2, Class 2A3 0.63% due 07/25/2037(10)	50,000	30,870
Soundview Home Loan Trust FRS Series 2006-3, Class A4 0.70% due 11/25/2036(10)	290,000	192,154
SpringCastle America Funding LLC Series 2014-A, Class AA 2.70% due 05/25/2023*(10)	602,283	604,331
Springleaf Funding Trust Series 2014-AA, Class A 2.41% due 12/15/2022*	534,239	534,561
SPS Servicer Advance Receivables Trust Series 2015-T3, Class AT3 2.92% due 07/15/2047*	1,385,000	1,391,062
Structured Adjustable Rate Mtg. Loan Trust FRS Series 2004-13, Class A2 0.75% due 09/25/2034(1)	39,608	34,108
Structured Asset Mtg. Investments II Trust FRS Series 2006-AR1, Class 3A1 0.68% due 02/25/2036(1)	154,405	122,585
Symphony CLO LP FRS Series 2012-BR, Class 8AR 2.19% due 01/09/2023*(2)	1,200,000	1,182,912
Symphony CLO, Ltd. FRS Series 2014-15A, Class A 2.07% due 10/17/2026*(2)	1,150,000	1,141,658

Symphony CLO, Ltd. FRS Series 2014-14A, Class A2 2.10% due 07/14/2026*(2)	1,130,000	1,128,302
Synchrony Credit Card Master Note Trust Series 2016-1, Class A 2.04% due 03/15/2022	100,000	101,830
Synchrony Credit Card Master Note Trust Series 2016-2, Class A 2.21% due 05/15/2024	100,000	101,859
Taco Bell Funding LLC Series 2016-1A, Class A2I 3.83% due 05/25/2046*	80,000	80,976
Taco Bell Funding LLC Series 2016-1A, Class A2II 4.38% due 05/25/2046*	80,000	81,680
Thacher Park CLO, Ltd. FRS Series 2014-A, Class 1A 2.09% due 10/20/2026*(2)	810,000	807,871
Towd Point Mtg. Trust VRS Series 2015-4, Class A1B 2.75% due 04/25/2055*(1)	624,696	632,293
Towd Point Mtg. Trust VRS Series 2016-2, Class A1A 2.75% due 08/25/2055*(1)	1,351,120	1,369,368
Treman Park CLO, Ltd. FRS Series 2015-1A, Class A 2.13% due 04/20/2027*(2)	1,325,000	1,323,007
UBS-Barclays Commercial Mtg. Trust Series 2013-C6, Class A4 3.24% due 04/10/2046(3)	101,000	107,321
VNDO Mtg. Trust Series 2012-6AVE, Class A 3.00% due 11/15/2030*(3)	1,195,000	1,254,618
Voya CLO, Ltd. FRS Series 2014-2A, Class A1 2.07% due 07/17/2026*(2)	250,000	248,849
Voya CLO, Ltd. FRS Series 2014-1A, Class A1 2.12% due 04/18/2026*(2)	1,250,000	1,245,326
Voya CLO, Ltd. FRS Series 2014-4A, Class A1 2.12% due 10/14/2026*(2)	350,000	348,452
Voya CLO, Ltd. FRS Series 2012-1RA, Class A2R 2.48% due 03/14/2022*(2)	1,000,000	988,588
WaMu Mtg. Pass-Through Certs. Trust FRS Series 2006-AR17, Class 1A 1.23% due 12/25/2046(1)	162,926	126,131
WaMu Mtg. Pass-Through Certs. Trust FRS Series 2006-AR18, Class 2A2 1.99% due 01/25/2037(1)	87,709	72,511
WaMu Mtg. Pass-Through Certs. Trust FRS Series 2006-AR15, Class 2A 2.18% due 11/25/2046(1)	95,893	84,829
WaMu Mtg. Pass-Through Certs. Trust FRS Series 2007-HY6, Class 1A1 2.51% due 06/25/2037(1)	239,822	203,911
Washington Mutual Mtg. Pass-Through Certs. Trust FRS Series 2007-HY1, Class A1 0.54% due 02/25/2037(1)	549,626	347,944
Washington Mutual Mtg. Pass-Through Certs. Trust FRS Series 2006-5, Class 1A1 1.05% due 07/25/2036(1)	122,790	67,936
Washington Mutual Mtg. Pass-Through Certs. Trust FRS Series 2006-AR9, Class 1A 1.27% due 11/25/2046(1)	201,726	143,950
Wells Fargo Commercial Mtg. Trust VRS Series 2015-NXS3, Class XA 1.19% due 09/15/2057(3)(4)	9,700,667	671,984
Wells Fargo Commercial Mtg. Trust VRS Series 2015-NXS1, Class XA 1.20% due 05/15/2048(3)(4)	3,751,310	269,013
Wells Fargo Commercial Mtg. Trust VRS Series 2015-NXS1, Class D 4.10% due 05/15/2048(3)	75,000	57,866
Wells Fargo Mtg. Backed Securities Trust FRS Series 2004-X, Class 1A3 2.76% due 11/25/2034(1)	51,535	51,425
Wells Fargo Mtg. Backed Securities Trust FRS
Series 2006-AR16, Class A1
2.76% due 10/25/2036(1)	254,208	233,146
Wells Fargo Mtg. Backed Securities Trust FRS Series 2005-AR16, Class 4A8 2.95% due 10/25/2035(1)	325,000	309,413
Westlake Automobile Receivables Trust Series 2014-B, Class 2A 1.58% due 04/15/2020*	1,250,000	1,249,640
WF-RBS Commercial Mtg. Trust VRS Series 2011-C2, Class XA 0.80% due 02/15/2044*(3)(4)	595,574	17,782
WF-RBS Commercial Mtg. Trust Series 2014-C19, Class A5 4.10% due 03/15/2047(3)	480,000	537,640
Total Asset Backed Securities (cost $139,064,902)		140,895,319

U.S. CORPORATE BONDS & NOTES — 27.1%
Advertising Agencies — 0.0%
Interpublic Group of Cos., Inc. Senior Notes 4.20% due 04/15/2024	94,000	100,727
Omnicom Group, Inc. Company Guar. Notes 3.60% due 04/15/2026	151,000	159,038
		259,765
Aerospace/Defense — 0.2%
BAE Systems Holdings, Inc. Company Guar. Notes 2.85% due 12/15/2020*	155,000	158,382
BAE Systems Holdings, Inc. Company Guar. Notes 3.80% due 10/07/2024*	184,000	193,565
BAE Systems Holdings, Inc. Company Guar. Notes 4.75% due 10/07/2044*	87,000	94,916
Boeing Co. Senior Notes 0.95% due 05/15/2018	212,000	212,157
Boeing Co. Senior Notes 2.20% due 10/30/2022	145,000	148,863
Lockheed Martin Corp. Senior Notes 2.50% due 11/23/2020	265,000	273,445
Lockheed Martin Corp. Senior Notes 2.90% due 03/01/2025	200,000	206,624
Lockheed Martin Corp. Senior Notes 4.70% due 05/15/2046	385,000	453,827
Lockheed Martin Corp. Senior Notes 5.72% due 06/01/2040	400,000	519,767
Raytheon Co. Senior Notes 3.13% due 10/15/2020	500,000	535,968
		2,797,514
Aerospace/Defense-Equipment — 0.2%
Harris Corp. Senior Notes 4.85% due 04/27/2035	166,000	182,231
Harris Corp. Senior Notes 5.05% due 04/27/2045	157,000	178,075
Moog, Inc. Company Guar. Notes 5.25% due 12/01/2022*	94,000	95,175
Orbital ATK, Inc. Company Guar. Notes 5.50% due 10/01/2023	123,000	128,228
Spirit AeroSystems, Inc. Company Guar. Notes 3.85% due 06/15/2026	28,000	28,935
Triumph Group, Inc. Company Guar. Notes 5.25% due 06/01/2022	52,000	47,840
United Technologies Corp. Senior Notes 6.13% due 07/15/2038	1,036,000	1,419,066
		2,079,550
Airlines — 0.0%
Allegiant Travel Co. Company Guar. Notes 5.50% due 07/15/2019	108,000	110,430
Atlas Air, Inc. Pass-Through Certs. Series 1999-1, Class B 7.63% due 01/02/2018(6)	14,593	14,646
United Airlines Pass-Through Trust Pass-Through Certs Series 2014-2, Class B 4.63% due 03/03/2024	133,133	133,465
United Airlines Pass-Through Trust Pass-Through Certs Series 2013-1, Class B 5.38% due 02/15/2023	86,355	89,377
		347,918
Apparel Manufacturers — 0.0%
Under Armour, Inc. Senior Notes 3.25% due 06/15/2026	80,000	80,775
Appliances — 0.0%
Whirlpool Corp. Senior Notes 4.50% due 06/01/2046	105,000	109,978
Applications Software — 0.2%
Microsoft Corp. Senior Notes 1.30% due 11/03/2018	157,000	158,426
Microsoft Corp. Senior Notes 2.00% due 11/03/2020	550,000	564,036
Microsoft Corp. Senior Notes 2.65% due 11/03/2022	600,000	627,086
Microsoft Corp. Senior Notes 4.45% due 11/03/2045	1,080,000	1,217,862
		2,567,410
Auto-Cars/Light Trucks — 1.3%
American Honda Finance Corp. Senior Notes 1.20% due 07/14/2017	236,000	236,340
BMW US Capital LLC Company Guar. Notes 1.50% due 04/11/2019*	163,000	164,168
Daimler Finance North America LLC Company Guar. Notes 1.38% due 08/01/2017*	306,000	306,645

Daimler Finance North America LLC Company Guar. Notes 2.00% due 07/06/2021*	155,000	154,941
Daimler Finance North America LLC Company Guar. Notes 2.45% due 05/18/2020*	287,000	295,335
Daimler Finance North America LLC Company Guar. Notes 2.63% due 09/15/2016*	150,000	150,494
Ford Motor Co. Senior Notes 7.45% due 07/16/2031	375,000	502,824
Ford Motor Credit Co. LLC Senior Notes 1.46% due 03/27/2017	465,000	465,824
Ford Motor Credit Co. LLC Senior Notes 1.50% due 01/17/2017	115,000	115,114
Ford Motor Credit Co. LLC Senior Notes 1.68% due 09/08/2017	1,000,000	1,002,203
Ford Motor Credit Co. LLC Senior Notes 2.02% due 05/03/2019	212,000	213,804
Ford Motor Credit Co. LLC Senior Notes 2.24% due 06/15/2018	300,000	303,025
Ford Motor Credit Co. LLC Senior Notes 3.10% due 05/04/2023	212,000	214,961
Ford Motor Credit Co. LLC Senior Notes 3.20% due 01/15/2021	665,000	685,006
Ford Motor Credit Co. LLC Senior Notes 4.13% due 08/04/2025	275,000	294,842
Ford Motor Credit Co. LLC Senior Notes 5.88% due 08/02/2021	1,225,000	1,404,965
Ford Motor Credit Co. LLC Senior Notes 6.63% due 08/15/2017	375,000	395,824
General Motors Co. Senior Notes 4.00% due 04/01/2025	900,000	907,144
General Motors Co. Senior Notes 4.88% due 10/02/2023	1,315,000	1,399,871
General Motors Co. Senior Notes 6.25% due 10/02/2043	750,000	833,140
General Motors Co. Senior Notes 6.60% due 04/01/2036	310,000	355,479
General Motors Co. Senior Notes 6.75% due 04/01/2046	110,000	130,480
General Motors Financial Co., Inc. Company Guar. Notes 3.10% due 01/15/2019	1,215,000	1,241,194
General Motors Financial Co., Inc. Company Guar. Notes 3.20% due 07/06/2021	1,285,000	1,287,044
General Motors Financial Co., Inc. Company Guar. Notes 3.70% due 05/09/2023	1,275,000	1,281,624
General Motors Financial Co., Inc. Company Guar. Notes 5.25% due 03/01/2026	440,000	478,317
Hyundai Capital America Senior Notes 2.40% due 10/30/2018*	377,000	382,266
Toyota Motor Credit Corp. Senior Notes 2.00% due 10/24/2018	118,000	120,292
		15,323,166
Auto-Heavy Duty Trucks — 0.0%
JB Poindexter & Co., Inc.
Senior Notes
9.00% due 04/01/2022*	94,000	97,760
PACCAR Financial Corp. Senior Notes 1.65% due 02/25/2019	53,000	53,785
PACCAR Financial Corp. Senior Notes 2.20% due 09/15/2019	264,000	271,204
		422,749
Banks-Commercial — 0.7%
BankUnited, Inc. Senior Notes 4.88% due 11/17/2025	361,000	374,835
BB&T Corp. Sub. Notes 4.90% due 06/30/2017	250,000	258,570
Capital One NA Senior Notes 1.50% due 09/05/2017	1,500,000	1,499,309
Capital One NA Senior Notes 1.50% due 03/22/2018	360,000	358,888
Capital One NA Senior Notes 1.65% due 02/05/2018	350,000	350,295
Capital One NA Senior Notes 2.35% due 08/17/2018	1,400,000	1,419,564
Discover Bank Senior Notes 4.20% due 08/08/2023	250,000	264,253
Fifth Third Bank Senior Notes 2.15% due 08/20/2018	600,000	609,372

Fifth Third Bank Senior Notes 2.25% due 06/14/2021	226,000	229,525
Fifth Third Bank Senior Notes 2.88% due 10/01/2021	255,000	263,386
First Horizon National Corp. Senior Notes 3.50% due 12/15/2020	458,000	462,194
First Tennessee Bank NA Senior Notes 2.95% due 12/01/2019	258,000	259,176
HSBC USA, Inc. Senior Notes 2.75% due 08/07/2020	525,000	529,128
National City Bank Sub. Notes 5.80% due 06/07/2017	250,000	260,092
PNC Bank NA Senior Notes 2.40% due 10/18/2019	755,000	775,279
Regions Financial Corp. Senior Notes 3.20% due 02/08/2021	178,000	183,215
Regions Financial Corp. Sub. Notes 7.38% due 12/10/2037	299,000	382,218
		8,479,299
Banks-Fiduciary — 0.0%
Citizens Financial Group, Inc. Sub. Notes 4.15% due 09/28/2022*	260,000	270,839
State Street Corp. Senior Sub. Notes 3.10% due 05/15/2023	165,000	170,695
		441,534
Banks-Super Regional — 0.8%
Capital One Financial Corp. Sub. Notes 4.20% due 10/29/2025	615,000	632,246
Fifth Third Bancorp Sub. Notes 5.45% due 01/15/2017	225,000	230,010
Fifth Third Bancorp Sub. Notes 8.25% due 03/01/2038	125,000	186,848
JPMorgan Chase Bank NA Sub. Notes 6.00% due 10/01/2017	625,000	660,132
National City Corp. Sub. Notes 6.88% due 05/15/2019	169,000	190,489
PNC Financial Services Group, Inc. Senior Notes 2.85% due 11/09/2022(5)	190,000	197,001
SunTrust Banks, Inc. Senior Notes 2.90% due 03/03/2021	40,000	41,415
SunTrust Banks, Inc. Senior Notes 3.50% due 01/20/2017	1,335,000	1,349,865
Wachovia Corp. Sub. Notes 5.50% due 08/01/2035	600,000	692,451
Wells Fargo & Co. Senior Notes 3.00% due 04/22/2026	655,000	667,675
Wells Fargo & Co. Sub. Notes 4.10% due 06/03/2026	116,000	124,075
Wells Fargo & Co. Sub. Notes 4.30% due 07/22/2027	285,000	307,723
Wells Fargo & Co. Sub. Notes 4.40% due 06/14/2046	798,000	813,015
Wells Fargo & Co. Sub. Notes 4.90% due 11/17/2045	1,485,000	1,625,042
Wells Fargo & Co.
Sub. Notes
5.38% due 11/02/2043	275,000	320,367
Wells Fargo & Co. Sub. Notes 5.61% due 01/15/2044	1,045,000	1,250,080
		9,288,434
Batteries/Battery Systems — 0.0%
EnerSys Company Guar. Notes 5.00% due 04/30/2023*	99,000	97,763
Beverages-Non-alcoholic — 0.1%
PepsiCo, Inc. Senior Notes 3.10% due 07/17/2022	675,000	718,625
Brewery — 1.4%
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 1.90% due 02/01/2019	1,352,000	1,374,957
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 2.15% due 02/01/2019	225,000	229,804
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 2.65% due 02/01/2021	228,000	236,439
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 3.30% due 02/01/2023	2,745,000	2,892,324
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 4.70% due 02/01/2036	3,020,000	3,393,659
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 4.90% due 02/01/2046	4,629,000	5,424,457

Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 1.38% due 07/15/2017	707,000	708,952
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 2.50% due 07/15/2022	380,000	386,597
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 3.75% due 07/15/2042	170,000	170,099
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 5.38% due 01/15/2020	425,000	477,086
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 8.20% due 01/15/2039	500,000	796,874
Molson Coors Brewing Co. Company Guar. Notes 2.10% due 07/15/2021	405,000	406,231
Molson Coors Brewing Co. Company Guar. Notes 3.00% due 07/15/2026	62,000	61,939
Molson Coors Brewing Co. Company Guar. Notes 4.20% due 07/15/2046	627,000	629,681
		17,189,099
Broadcast Services/Program — 0.0%
Clear Channel Worldwide Holdings, Inc. Company Guar. Notes Series A 6.50% due 11/15/2022	150,000	144,375
Building & Construction Products-Misc. — 0.0%
Standard Industries, Inc. Senior Notes 5.13% due 02/15/2021*	26,000	26,715
Standard Industries, Inc. Senior Notes 6.00% due 10/15/2025*	94,000	98,230
		124,945
Building & Construction-Misc. — 0.0%
Weekley Homes LLC/Weekley Finance Corp. Senior Notes 6.00% due 02/01/2023	100,000	88,000
Building Products-Doors & Windows — 0.0%
Griffon Corp. Company Guar. Notes 5.25% due 03/01/2022	78,000	77,025
Building Products-Wood — 0.0%
Masco Corp. Senior Notes 4.45% due 04/01/2025	221,000	228,757
Building-Residential/Commercial — 0.0%
Meritage Homes Corp. Company Guar. Notes 7.00% due 04/01/2022	100,000	108,000
Cable/Satellite TV — 1.5%
Block Communications, Inc. Senior Notes 7.25% due 02/01/2020*	80,000	80,800
Cable One, Inc. Company Guar. Notes 5.75% due 06/15/2022*	153,000	156,825
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 5.75% due 02/15/2026*	200,000	206,000
Cequel Communications Holdings I LLC/Cequel Capital Corp. Senior Notes 5.13% due 12/15/2021*	85,000	80,962
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 3.58% due 07/23/2020*	3,265,000	3,413,375
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 4.46% due 07/23/2022*	455,000	489,005
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 4.91% due 07/23/2025*	1,685,000	1,842,214
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 6.38% due 10/23/2035*	511,000	605,119
Charter Communications Operating LLC/Charter Communications Operating Capital
Senior Sec. Notes
6.48% due 10/23/2045*	1,315,000	1,570,138
Comcast Corp. Company Guar. Notes 2.75% due 03/01/2023	1,065,000	1,115,329
Comcast Corp. Company Guar. Notes 2.85% due 01/15/2023	800,000	841,043
Comcast Corp. Company Guar. Notes 4.40% due 08/15/2035	405,000	456,839
Comcast Corp. Company Guar. Notes 4.75% due 03/01/2044	570,000	664,634

Comcast Corp. Company Guar. Notes 6.40% due 05/15/2038	250,000	344,120
Comcast Corp. Company Guar. Notes 6.95% due 08/15/2037	500,000	719,177
Comcast Corp. Company Guar. Notes 7.05% due 03/15/2033	215,000	301,089
Cox Communications, Inc. Senior Notes 3.25% due 12/15/2022*	370,000	368,971
Cox Communications, Inc. Senior Notes 3.85% due 02/01/2025*	680,000	684,905
Cox Communications, Inc. Senior Notes 6.25% due 06/01/2018*	200,000	214,766
DISH DBS Corp. Company Guar. Notes 5.00% due 03/15/2023	300,000	273,000
DISH DBS Corp. Company Guar. Notes 7.75% due 07/01/2026*	99,000	101,970
Time Warner Cable, Inc. Company Guar. Notes 4.50% due 09/15/2042	310,000	288,748
Time Warner Cable, Inc. Company Guar. Notes 5.85% due 05/01/2017	300,000	310,552
Time Warner Cable, Inc. Company Guar. Notes 5.88% due 11/15/2040	125,000	136,123
Time Warner Cable, Inc. Company Guar. Notes 6.55% due 05/01/2037	1,205,000	1,404,083
Time Warner Cable, Inc. Company Guar. Notes 6.75% due 07/01/2018	300,000	328,962
Time Warner Cable, Inc. Company Guar. Notes 8.75% due 02/14/2019	1,190,000	1,389,455
		18,388,204
Casino Hotels — 0.1%
Caesars Entertainment Resort Properties LLC Senior Sec. Notes 8.00% due 10/01/2020	128,000	128,320
Caesars Entertainment Resort Properties LLC Sec. Notes 11.00% due 10/01/2021	85,000	83,513
Downstream Development Authority of the Quapaw Tribe of Oklahoma Senior Sec. Notes 10.50% due 07/01/2019*	95,000	91,556
Golden Nugget Escrow, Inc. Senior Notes 8.50% due 12/01/2021*	100,000	102,250
MGM Resorts International Company Guar. Notes 6.00% due 03/15/2023	75,000	79,125
Seminole Hard Rock Entertainment, Inc./Seminole Hard Rock International LLC Company Guar. Notes 5.88% due 05/15/2021*	50,000	50,125
		534,889
Cellular Telecom — 0.0%
Sprint Corp. Company Guar. Notes 7.25% due 09/15/2021	517,000	440,742
Chemicals-Plastics — 0.0%
A. Schulman, Inc. Company Guar. Notes 6.88% due 06/01/2023*	69,000	68,897
Chemicals-Specialty — 0.0%
Lubrizol Corp. Company Guar. Notes 6.50% due 10/01/2034	108,000	144,788
Tronox Finance LLC Company Guar. Notes 7.50% due 03/15/2022*	83,000	59,760
Unifrax I LLC/Unifrax Holding Co.
Company Guar. Notes
7.50% due 02/15/2019*	27,000	23,355
		227,903
Coal — 0.0%
SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp. Company Guar. Notes 7.38% due 02/01/2020	145,000	121,800
Coatings/Paint — 0.0%
RPM International, Inc. Senior Notes 5.25% due 06/01/2045	284,000	289,507
Commercial Services-Finance — 0.0%
Automatic Data Processing, Inc. Senior Notes 2.25% due 09/15/2020	92,000	95,585
Computer Services — 0.1%
Harland Clarke Holdings Corp. Senior Sec. Notes 6.88% due 03/01/2020*	75,000	69,000
Harland Clarke Holdings Corp. Senior Notes 9.25% due 03/01/2021*	96,000	80,270
Hewlett Packard Enterprise Co. Senior Bonds 4.90% due 10/15/2025*	175,000	182,844
Hewlett Packard Enterprise Co. Senior Bonds 6.20% due 10/15/2035*	243,000	245,759

Hewlett Packard Enterprise Co. Senior Bonds 6.35% due 10/15/2045*	66,000	65,712
International Business Machines Corp. Senior Notes 3.38% due 08/01/2023	200,000	216,904
International Business Machines Corp. Senior Notes 4.00% due 06/20/2042	278,000	294,420
		1,154,909
Computer Software — 0.0%
Rackspace Hosting, Inc. Company Guar. Notes 6.50% due 01/15/2024*	85,000	83,938
Computers — 0.4%
Apple, Inc. Senior Notes 2.85% due 05/06/2021	173,000	182,714
Apple, Inc. Senior Notes 2.85% due 02/23/2023	186,000	195,452
Apple, Inc. Senior Notes 3.45% due 02/09/2045	895,000	840,988
Apple, Inc. Senior Notes 4.45% due 05/06/2044	475,000	518,913
Apple, Inc. Senior Notes 4.50% due 02/23/2036	76,000	85,538
Diamond 1 Finance Corp./Diamond 2 Finance Corp. Senior Sec. Notes 3.48% due 06/01/2019*	555,000	568,548
Diamond 1 Finance Corp./Diamond 2 Finance Corp. Senior Sec. Notes 4.42% due 06/15/2021*	440,000	452,879
Diamond 1 Finance Corp./Diamond 2 Finance Corp. Senior Sec. Notes 6.02% due 06/15/2026*	202,000	210,582
Diamond 1 Finance Corp./Diamond 2 Finance Corp. Company Guar. Notes 7.13% due 06/15/2024*	123,000	128,464
Diamond 1 Finance Corp./Diamond 2 Finance Corp. Senior Sec. Notes 8.10% due 07/15/2036*	206,000	222,078
Diamond 1 Finance Corp./Diamond 2 Finance Corp. Senior Sec. Notes 8.35% due 07/15/2046*	818,000	879,439
		4,285,595
Computers-Integrated Systems — 0.0%
Diebold, Inc. Company Guar. Notes 8.50% due 04/15/2024*	120,000	119,100
Computers-Memory Devices — 0.0%
Western Digital Corp. Senior Notes 10.50% due 04/01/2024*	80,000	85,600
Consumer Products-Misc. — 0.0%
Kimberly-Clark Corp. Senior Notes 1.85% due 03/01/2020	60,000	61,374
Containers-Metal/Glass — 0.0%
Crown Cork & Seal Co., Inc. Company Guar. Notes 7.38% due 12/15/2026	78,000	85,800
Owens-Brockway Glass Container, Inc. Company Guar. Notes 5.38% due 01/15/2025*	105,000	104,213
		190,013
Containers-Paper/Plastic — 0.1%
Amcor Finance USA, Inc. Company Guar. Notes 3.63% due 04/28/2026*	206,000	211,711
Berry Plastics Corp. Sec. Notes 5.13% due 07/15/2023	60,000	60,000
Brambles USA, Inc. Company Guar. Notes 4.13% due 10/23/2025*	76,000	81,519
Multi-Color Corp.
Company Guar. Notes
6.13% due 12/01/2022*	103,000	105,317
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC Senior Sec. Notes 5.13% due 07/15/2023*	87,000	88,088
		546,635
Cosmetics & Toiletries — 0.1%
Estee Lauder Cos., Inc. Senior Notes 4.38% due 06/15/2045	53,000	60,450
Procter & Gamble Co. Senior Notes 3.10% due 08/15/2023	400,000	433,575
		494,025
Data Processing/Management — 0.0%
Broadridge Financial Solutions, Inc. Senior Notes 3.40% due 06/27/2026	173,000	174,868
Fidelity National Information Services, Inc. Company Guar. Notes 5.00% due 10/15/2025	77,000	87,413
		262,281

Diagnostic Equipment — 0.1%
Danaher Corp. Senior Notes 4.38% due 09/15/2045	75,000	87,494
Thermo Fisher Scientific, Inc. Senior Notes 1.30% due 02/01/2017	515,000	515,383
Thermo Fisher Scientific, Inc. Senior Notes 3.00% due 04/15/2023	555,000	566,584
		1,169,461
Dialysis Centers — 0.0%
DaVita HealthCare Partners, Inc. Company Guar. Notes 5.13% due 07/15/2024	100,000	101,110
Disposable Medical Products — 0.0%
CR Bard, Inc. Senior Notes 3.00% due 05/15/2026	122,000	125,044
Distribution/Wholesale — 0.0%
LKQ Corp. Company Guar. Notes 4.75% due 05/15/2023	88,000	86,460
WW Grainger, Inc. Senior Notes 3.75% due 05/15/2046	83,000	85,720
		172,180
Diversified Banking Institutions — 4.8%
Bank of America Corp. Senior Notes 2.25% due 04/21/2020	1,200,000	1,206,709
Bank of America Corp. Senior Notes 2.60% due 01/15/2019	2,027,000	2,074,166
Bank of America Corp. Senior Notes 2.63% due 10/19/2020	113,000	114,801
Bank of America Corp. Senior Notes 2.63% due 04/19/2021	610,000	619,356
Bank of America Corp. Senior Notes 3.50% due 04/19/2026	315,000	325,517
Bank of America Corp. Sub. Notes 3.95% due 04/21/2025	1,693,000	1,724,058
Bank of America Corp. Sub. Notes 4.00% due 01/22/2025	625,000	637,069
Bank of America Corp. Senior Notes 4.10% due 07/24/2023	715,000	766,005
Bank of America Corp. Sub. Notes 4.20% due 08/26/2024	415,000	428,993
Bank of America Corp. Sub. Notes 4.25% due 10/22/2026	587,000	608,771
Bank of America Corp. Senior Notes 5.00% due 01/21/2044	200,000	231,335
Bank of America Corp. Senior Notes 5.63% due 07/01/2020	525,000	590,646
Bank of America Corp. Sub. Notes 6.11% due 01/29/2037	694,000	823,743
Bank of America Corp. Senior Notes 6.88% due 04/25/2018	900,000	982,572
Bank of America Corp. Sub. Notes 7.25% due 10/15/2025	23,000	28,193
Citigroup, Inc. Senior Notes 1.70% due 04/27/2018	600,000	600,962
Citigroup, Inc. Senior Notes 3.70% due 01/12/2026	1,220,000	1,284,279
Citigroup, Inc.
Sub. Notes
3.88% due 03/26/2025	7,000	7,071
Citigroup, Inc. Sub. Notes 4.30% due 11/20/2026	2,210,000	2,276,872
Citigroup, Inc. Sub. Notes 4.40% due 06/10/2025	1,000,000	1,045,609
Citigroup, Inc. Sub. Notes 4.45% due 09/29/2027	3,178,000	3,273,693
Citigroup, Inc. Sub. Notes 4.60% due 03/09/2026	400,000	424,072
Citigroup, Inc. Senior Notes 4.65% due 07/30/2045	1,125,000	1,236,295
Citigroup, Inc. Sub. Notes 5.50% due 09/13/2025	1,085,000	1,216,221
Citigroup, Inc. Sub. Notes 6.00% due 10/31/2033	99,000	115,317
Credit Suisse Group Funding Guernsey, Ltd. Company Guar. Notes 3.13% due 12/10/2020*	2,150,000	2,146,730
Goldman Sachs Group, Inc. Senior Notes 2.00% due 04/25/2019	90,000	90,923
Goldman Sachs Group, Inc. Senior Notes 2.38% due 01/22/2018	800,000	810,752

Goldman Sachs Group, Inc. Senior Notes 2.60% due 04/23/2020	820,000	833,648
Goldman Sachs Group, Inc. Senior Notes 2.75% due 09/15/2020	1,080,000	1,102,405
Goldman Sachs Group, Inc. Senior Notes 2.88% due 02/25/2021	75,000	76,891
Goldman Sachs Group, Inc. Senior Notes 3.63% due 01/22/2023	206,000	216,085
Goldman Sachs Group, Inc. Senior Notes 4.00% due 03/03/2024	1,135,000	1,213,394
Goldman Sachs Group, Inc. Sub. Notes 4.25% due 10/21/2025	234,000	241,883
Goldman Sachs Group, Inc. Senior Notes 4.75% due 10/21/2045	843,000	929,225
Goldman Sachs Group, Inc. Sub. Notes 5.15% due 05/22/2045	1,705,000	1,778,760
Goldman Sachs Group, Inc. Senior Notes 5.38% due 03/15/2020	850,000	945,471
Goldman Sachs Group, Inc. Senior Notes 6.13% due 02/15/2033	89,000	110,975
Goldman Sachs Group, Inc. Senior Notes 6.25% due 02/01/2041	610,000	789,403
Goldman Sachs Group, Inc. Sub. Notes 6.45% due 05/01/2036	385,000	454,723
Goldman Sachs Group, Inc. Sub. Notes 6.75% due 10/01/2037	1,439,000	1,775,055
JPMorgan Chase & Co. Senior Notes 2.20% due 10/22/2019	302,000	306,971
JPMorgan Chase & Co. Senior Notes 2.40% due 06/07/2021	740,000	750,342
JPMorgan Chase & Co. Senior Notes 2.55% due 03/01/2021	500,000	508,192
JPMorgan Chase & Co. Senior Notes 2.70% due 05/18/2023	1,099,000	1,110,177
JPMorgan Chase & Co. Senior Notes 2.75% due 06/23/2020	1,215,000	1,251,975
JPMorgan Chase & Co. Senior Notes 3.25% due 09/23/2022	1,710,000	1,787,677
JPMorgan Chase & Co. Sub. Notes 4.13% due 12/15/2026	200,000	211,903
JPMorgan Chase & Co. Senior Notes 4.25% due 10/15/2020	45,000	49,048
JPMorgan Chase & Co. Sub. Notes 4.25% due 10/01/2027	1,960,000	2,073,745
JPMorgan Chase & Co. Senior Notes 4.35% due 08/15/2021	450,000	495,061
JPMorgan Chase & Co. Senior Notes 4.63% due 05/10/2021	525,000	584,234
JPMorgan Chase & Co. Sub. Notes 4.95% due 06/01/2045	211,000	231,673
JPMorgan Chase & Co. Senior Notes 5.60% due 07/15/2041	125,000	158,502
JPMorgan Chase & Co.
Sub. Notes
5.63% due 08/16/2043	125,000	145,942
JPMorgan Chase & Co. Senior Notes 6.00% due 01/15/2018	357,000	381,802
JPMorgan Chase & Co. Senior Notes 6.30% due 04/23/2019	360,000	404,681
Merrill Lynch & Co., Inc. Sub. Notes 7.75% due 05/14/2038	930,000	1,309,528
Morgan Stanley Senior Notes 1.88% due 01/05/2018	1,275,000	1,282,211
Morgan Stanley Senior Notes 2.13% due 04/25/2018	1,700,000	1,717,792
Morgan Stanley Senior Notes 2.45% due 02/01/2019	365,000	371,853
Morgan Stanley Senior Notes 2.50% due 01/24/2019	425,000	433,589
Morgan Stanley Senior Notes 2.80% due 06/16/2020	106,000	108,608
Morgan Stanley Senior Notes 3.70% due 10/23/2024	510,000	533,651
Morgan Stanley Senior Notes 3.75% due 02/25/2023	400,000	423,670
Morgan Stanley Senior Notes 3.88% due 01/27/2026	910,000	966,045
Morgan Stanley Sub. Notes 3.95% due 04/23/2027	960,000	970,848

Morgan Stanley Senior Notes 4.00% due 07/23/2025	980,000	1,049,373
Morgan Stanley Sub. Notes 4.10% due 05/22/2023	456,000	472,809
Morgan Stanley Sub. Notes 4.35% due 09/08/2026	170,000	177,840
Morgan Stanley Senior Notes 4.75% due 03/22/2017	108,000	110,678
Morgan Stanley Sub. Notes 5.00% due 11/24/2025	537,000	587,903
Morgan Stanley Senior Notes 5.50% due 07/24/2020	200,000	224,423
Morgan Stanley Senior Notes 5.55% due 04/27/2017	240,000	248,350
Morgan Stanley Senior Notes 6.25% due 08/28/2017	150,000	158,115
Morgan Stanley Senior Notes 6.63% due 04/01/2018	1,225,000	1,327,622
Morgan Stanley Senior Notes 7.30% due 05/13/2019	125,000	143,620
		59,229,101
Diversified Financial Services — 0.0%
USAA Capital Corp. Senior Notes 2.13% due 06/03/2019*	275,000	282,017
Diversified Manufacturing Operations — 0.1%
General Electric Co. Senior Notes 2.70% due 10/09/2022	152,000	159,524
General Electric Co. Senior Bonds 5.88% due 01/14/2038	199,000	269,141
Ingersoll-Rand Global Holding Co., Ltd. Company Guar. Notes 5.75% due 06/15/2043	199,000	245,622
Textron, Inc. Senior Notes 4.00% due 03/15/2026	161,000	169,393
Textron, Inc. Senior Notes 4.63% due 09/21/2016	234,000	235,285
Trinity Industries, Inc. Company Guar. Notes 4.55% due 10/01/2024	134,000	126,493
		1,205,458
E-Commerce/Products — 0.0%
Amazon.com, Inc. Senior Notes 4.95% due 12/05/2044	290,000	352,990
E-Commerce/Services — 0.0%
Match Group, Inc. Senior Notes 6.38% due 06/01/2024*	51,000	53,040
Educational Software — 0.0%
Cengage Learning, Inc. Senior Notes 9.50% due 06/15/2024*	85,000	86,488
Electric Products-Misc. — 0.0%
WESCO Distribution, Inc. Company Guar. Notes 5.38% due 06/15/2024*	46,000	46,000
Electric-Distribution — 0.0%
Entergy Louisiana LLC 1st. Mtg. Bonds 4.95% due 01/15/2045	316,000	331,494
Oglethorpe Power Corp. 1st. Mtg. Bonds 4.25% due 04/01/2046	71,000	74,884
		406,378
Electric-Generation — 0.1%
Emera US Finance LP Company Guar. Notes 2.70% due 06/15/2021*	190,000	193,617
Emera US Finance LP Company Guar. Notes 4.75% due 06/15/2046*	335,000	339,999
		533,616
Electric-Integrated — 1.3%
AES Corp. Senior Notes 4.88% due 05/15/2023	93,000	91,838
AES Corp. Senior Notes 5.50% due 03/15/2024	63,000	64,496
Arizona Public Service Co. Senior Notes 2.20% due 01/15/2020	96,000	98,334
Berkshire Hathaway Energy Co. Senior Notes 5.75% due 04/01/2018	450,000	484,868
Berkshire Hathaway Energy Co. Senior Notes 6.13% due 04/01/2036	505,000	669,647
Carolina Power and Light Co. 1st. Mtg. Bonds 3.00% due 09/15/2021	170,000	181,458
Commonwealth Edison Co. 1st Mtg. Notes 3.65% due 06/15/2046	115,000	117,494
Consolidated Edison Co. of New York, Inc. Senior Notes 4.20% due 03/15/2042	300,000	323,583

Dominion Resources, Inc. Senior Notes 1.40% due 09/15/2017	125,000	124,831
Dominion Resources, Inc. Jr. Sub. Notes 2.96% due 07/01/2019(7)	68,000	69,226
Dominion Resources, Inc. Senior Notes 4.45% due 03/15/2021	486,000	536,895
Dominion Resources, Inc. Senior Notes 5.25% due 08/01/2033	336,000	372,899
Dominion Resources, Inc. Senior Notes 7.00% due 06/15/2038	255,000	342,976
Duke Energy Carolinas LLC 1st Mtg. Notes 4.00% due 09/30/2042	80,000	86,157
Duke Energy Carolinas LLC 1st Mtg. Notes 6.00% due 01/15/2038	40,000	53,584
Duke Energy Carolinas LLC Senior Notes 6.10% due 06/01/2037	50,000	65,926
Duke Energy Corp. Senior Notes 3.75% due 04/15/2024	1,110,000	1,191,905
Duke Energy Corp. Senior Notes 3.95% due 10/15/2023	905,000	980,483
Duke Energy Indiana LLC 1st Mtg. Notes 4.90% due 07/15/2043	195,000	233,960
Duke Energy Progress LLC 1st Mtg. Notes 4.15% due 12/01/2044	900,000	991,078
Edison International Senior Notes 3.75% due 09/15/2017	775,000	797,951
Entergy Arkansas, Inc. 1st. Mtg. Bonds 3.50% due 04/01/2026	53,000	58,087
Entergy Arkansas, Inc. 1st. Mtg. Bonds 4.95% due 12/15/2044	140,000	147,483
Exelon Corp. Senior Notes 2.45% due 04/15/2021	240,000	243,376
Exelon Corp. Senior Notes 2.85% due 06/15/2020	565,000	582,836
Exelon Corp. Senior Notes 4.95% due 06/15/2035	80,000	90,282
Exelon Generation Co. LLC Senior Notes 2.95% due 01/15/2020	129,000	132,698
FirstEnergy Corp. Senior Notes 7.38% due 11/15/2031	171,000	212,249
Georgia Power Co. Senior Notes 3.25% due 04/01/2026	53,000	56,311
Georgia Power Co. Senior Notes 4.75% due 09/01/2040	350,000	403,034
Great Plains Energy, Inc. Senior Notes 4.85% due 06/01/2021	91,000	99,991
Louisville Gas & Electric Co. 1st. Mtg. Bonds 4.38% due 10/01/2045	23,000	26,412
Nevada Power Co. General Refunding Mtg. 7.13% due 03/15/2019	200,000	230,979
NextEra Energy Capital Holdings, Inc. Company Guar. Notes 6.00% due 03/01/2019	250,000	277,176
Pacific Gas & Electric Co.
Senior Notes
2.45% due 08/15/2022	450,000	459,636
Pacific Gas & Electric Co. Senior Notes 3.25% due 09/15/2021	172,000	184,390
Pacific Gas & Electric Co. Senior Notes 3.75% due 02/15/2024	260,000	284,385
Pacific Gas & Electric Co. Senior Notes 4.75% due 02/15/2044	470,000	555,241
PacifiCorp 1st Mtg. Notes 3.60% due 04/01/2024	500,000	549,202
PacifiCorp 1st Mtg. Notes 4.10% due 02/01/2042	275,000	303,515
Progress Energy, Inc. Senior Notes 3.15% due 04/01/2022	86,000	89,495
Progress Energy, Inc. Senior Notes 7.05% due 03/15/2019	180,000	205,452
South Carolina Electric & Gas Co. 1st. Mtg. Bonds 5.10% due 06/01/2065	102,000	117,722
Southern California Edison Co. 1st. Mtg. Notes 1.13% due 05/01/2017	235,000	235,513
Southern Co. Senior Notes 1.30% due 08/15/2017	201,000	200,927
Southern Co. Senior Notes 1.85% due 07/01/2019	650,000	658,223
Southern Co. Senior Notes 2.95% due 07/01/2023	270,000	279,882

Southern Co. Senior Notes 4.40% due 07/01/2046	451,000	484,790
Southern Power Co. Senior Notes 4.15% due 12/01/2025	165,000	178,423
Southern Power Co. Senior Notes 5.25% due 07/15/2043	170,000	185,517
Talen Energy Supply LLC Senior Notes 4.63% due 07/15/2019*	100,000	88,000
Trans-Allegheny Interstate Line Co. Senior Notes 3.85% due 06/01/2025*	100,000	106,915
Union Electric Co. Senior Sec. Notes 3.65% due 04/15/2045	54,000	55,877
Virginia Electric & Power Co. Senior Notes 1.20% due 01/15/2018	350,000	350,278
Virginia Electric & Power Co. Senior Notes 2.95% due 01/15/2022	165,000	173,825
Virginia Electric & Power Co. Senior Notes 5.40% due 04/30/2018	100,000	107,383
		16,295,094
Electric-Transmission — 0.0%
Oncor Electric Delivery Co. LLC Senior Sec. Notes 7.00% due 09/01/2022	160,000	203,750
Electronic Components-Misc. — 0.0%
Corning, Inc. Senior Notes 1.50% due 05/08/2018	112,000	111,983
Electronic Components-Semiconductors — 0.1%
Intel Corp. Senior Notes 1.35% due 12/15/2017	380,000	382,252
Intel Corp. Senior Notes 4.10% due 05/19/2046	804,000	835,924
Micron Technology, Inc. Senior Notes 5.63% due 01/15/2026*	95,000	79,088
		1,297,264
Electronic Measurement Instruments — 0.1%
FLIR Systems, Inc. Senior Notes 3.13% due 06/15/2021	202,000	207,406
Fortive Corp. Company Guar. Notes 2.35% due 06/15/2021*	700,000	710,268
Fortive Corp. Company Guar. Notes 3.15% due 06/15/2026*	110,000	113,205
Fortive Corp. Company Guar. Notes 4.30% due 06/15/2046*	95,000	100,947
		1,131,826
Electronic Parts Distribution — 0.0%
Avnet, Inc. Senior Notes 4.63% due 04/15/2026	85,000	88,287
Energy-Alternate Sources — 0.0%
TerraForm Power Operating LLC Company Guar. Notes 5.88% due 02/01/2023*	90,000	85,662
Enterprise Software/Service — 0.3%
Oracle Corp. Senior Notes 1.90% due 09/15/2021	1,994,000	2,001,324
Oracle Corp. Senior Notes 2.65% due 07/15/2026	169,000	169,424
Oracle Corp. Senior Notes 3.85% due 07/15/2036	176,000	176,457
Oracle Corp.
Senior Notes
3.90% due 05/15/2035	45,000	45,918
Oracle Corp. Senior Notes 5.38% due 07/15/2040	400,000	483,648
Oracle Corp. Senior Notes 6.13% due 07/08/2039	160,000	209,190
		3,085,961
Finance-Auto Loans — 0.0%
Ally Financial, Inc. Sub. Notes 5.75% due 11/20/2025	199,000	199,498
Credit Acceptance Corp. Company Guar. Notes 7.38% due 03/15/2023	100,000	96,000
		295,498
Finance-Consumer Loans — 0.2%
Enova International, Inc. Company Guar. Notes 9.75% due 06/01/2021	157,000	123,637
Navient Corp. Senior Notes 5.63% due 08/01/2033	125,000	87,812
OneMain Financial Holdings LLC Company Guar. Notes 6.75% due 12/15/2019*	128,000	124,800
Springleaf Finance Corp. Company Guar. Notes 7.75% due 10/01/2021	47,000	45,238

Synchrony Financial Senior Notes 2.60% due 01/15/2019	830,000	839,083
Synchrony Financial Senior Notes 2.70% due 02/03/2020	885,000	887,422
Synchrony Financial Senior Notes 4.25% due 08/15/2024	171,000	176,973
		2,284,965
Finance-Credit Card — 0.3%
American Express Credit Corp. Senior Notes 2.25% due 05/05/2021	226,000	230,009
Discover Financial Services Senior Notes 3.75% due 03/04/2025	192,000	193,427
Discover Financial Services Senior Notes 5.20% due 04/27/2022	160,000	175,515
Discover Financial Services Senior Notes 6.45% due 06/12/2017	40,000	41,594
Visa, Inc. Senior Notes 1.20% due 12/14/2017	950,000	955,899
Visa, Inc. Senior Notes 2.80% due 12/14/2022	555,000	585,518
Visa, Inc. Senior Notes 4.30% due 12/14/2045	750,000	868,309
		3,050,271
Finance-Investment Banker/Broker — 0.0%
Bear Stearns Cos. LLC Senior Notes 7.25% due 02/01/2018	215,000	234,370
Lehman Brothers Holdings, Inc. Escrow Notes 6.75% due 12/28/2017†(10)	131,000	13
Lehman Brothers Holdings, Inc. Escrow Notes 7.50% due 05/11/2038†(10)	99,000	10
TD Ameritrade Holding Corp. Senior Notes 2.95% due 04/01/2022	123,000	128,156
		362,549
Finance-Mortgage Loan/Banker — 0.0%
Quicken Loans, Inc. Company Guar. Notes 5.75% due 05/01/2025*	150,000	144,750
Finance-Other Services — 0.1%
Intercontinental Exchange, Inc. Company Guar. Notes 2.75% due 12/01/2020	500,000	523,560
Nasdaq, Inc. Senior Notes 3.85% due 06/30/2026	135,000	137,163
National Rural Utilities Cooperative Finance Corp. Senior Notes 0.95% due 04/24/2017	92,000	92,010
National Rural Utilities Cooperative Finance Corp. Collateral Trust Bonds 1.10% due 01/27/2017	365,000	365,268
National Rural Utilities Cooperative Finance Corp. Collateral Trust Bonds 2.00% due 01/27/2020	184,000	187,789
National Rural Utilities Cooperative Finance Corp. Collateral Trust Bonds 2.30% due 11/01/2020	89,000	91,803
		1,397,593
Firearms & Ammunition — 0.0%
FGI Operating Co. LLC/FGI Finance, Inc. Sec. Notes 7.88% due 05/01/2020	75,000	54,375
Food-Confectionery — 0.1%
JM Smucker Co. Company Guar. Notes 2.50% due 03/15/2020	200,000	206,273
JM Smucker Co. Company Guar. Notes 3.50% due 03/15/2025	1,000,000	1,079,862
		1,286,135
Food-Meat Products — 0.0%
JBS USA LLC/JBS USA Finance, Inc. Senior Notes 5.88% due 07/15/2024*	104,000	100,750
Food-Misc./Diversified — 0.2%
Kraft Heinz Foods Co. Company Guar. Notes 2.00% due 07/02/2018*	190,000	192,388
Kraft Heinz Foods Co. Company Guar. Notes 2.80% due 07/02/2020*	1,170,000	1,214,976
Kraft Heinz Foods Co. Company Guar. Notes 4.38% due 06/01/2046*	460,000	486,460
Kraft Heinz Foods Co. Sec. Notes 4.88% due 02/15/2025*	221,000	242,371
Mondelez International, Inc. Senior Notes 4.00% due 02/01/2024	500,000	546,833
		2,683,028

Food-Retail — 0.0%
Albertsons Cos LLC/Safeway, Inc. Senior Notes 6.63% due 06/15/2024*	57,000	58,852
SUPERVALU, Inc. Senior Notes 7.75% due 11/15/2022	56,000	46,749
		105,601
Food-Wholesale/Distribution — 0.1%
C&S Group Enterprises LLC Senior Sec. Notes 5.38% due 07/15/2022*	36,000	34,110
Sysco Corp. Company Guar. Notes 2.50% due 07/15/2021	525,000	536,480
		570,590
Gambling (Non-Hotel) — 0.0%
Scientific Games International, Inc. Company Guar. Notes 10.00% due 12/01/2022	135,000	109,687
Waterford Gaming LLC/Waterford Gaming Financial Corp. Escrow Notes 8.63% due 09/15/2014*†(6)(10)(24)	1,320	16
		109,703
Gas-Distribution — 0.0%
CenterPoint Energy, Inc. Senior Notes 6.50% due 05/01/2018	95,000	102,944
Dominion Gas Holdings LLC Senior Notes 4.80% due 11/01/2043	74,000	80,177
		183,121
Gold Mining — 0.1%
Barrick North America Finance LLC Company Guar. Notes 5.75% due 05/01/2043	525,000	570,089
Hazardous Waste Disposal — 0.0%
Clean Harbors, Inc. Company Guar. Notes 5.13% due 06/01/2021	79,000	80,826
Home Decoration Products — 0.0%
Newell Rubbermaid, Inc. Senior Notes 4.20% due 04/01/2026	87,000	94,312
Newell Rubbermaid, Inc. Senior Notes 5.38% due 04/01/2036	63,000	72,848
		167,160
Home Furnishings — 0.0%
Tempur Sealy International, Inc. Company Guar. Notes 5.50% due 06/15/2026*	62,000	60,915
Hotels/Motels — 0.0%
Interval Acquisition Corp. Company Guar. Notes 5.63% due 04/15/2023	80,000	80,200
Human Resources — 0.0%
Team Health, Inc. Company Guar. Notes 7.25% due 12/15/2023*	49,000	52,436
Independent Power Producers — 0.0%
Dynegy, Inc. Company Guar. Notes 7.38% due 11/01/2022	115,000	110,975
NRG Energy, Inc. Company Guar. Notes 6.25% due 07/15/2022	101,000	97,970
		208,945
Industrial Gases — 0.0%
Airgas, Inc. Company Guar. Notes 3.05% due 08/01/2020	62,000	64,532
Insurance Brokers — 0.1%
Aon Corp. Company Guar. Notes 5.00% due 09/30/2020	275,000	307,145
Marsh & McLennan Cos., Inc. Senior Notes 3.50% due 03/10/2025	290,000	301,343
Marsh & McLennan Cos., Inc. Senior Notes 4.80% due 07/15/2021	250,000	277,225
		885,713
Insurance-Life/Health — 0.2%
CNO Financial Group, Inc. Senior Notes 5.25% due 05/30/2025	71,000	73,130
Jackson National Life Global Funding Sec. Notes 3.05% due 04/29/2026*	344,000	348,612
Lincoln National Corp. Senior Notes 8.75% due 07/01/2019	335,000	396,278
Pacific LifeCorp Senior Notes 6.00% due 02/10/2020*	185,000	206,830
Pricoa Global Funding I Senior Sec. Notes 1.35% due 08/18/2017*	251,000	251,852
Principal Financial Group, Inc. Company Guar. Notes 1.85% due 11/15/2017	70,000	70,382
Principal Financial Group, Inc. Company Guar. Notes 8.88% due 05/15/2019	100,000	118,662
Principal Life Global Funding II Senior Sec. Notes 3.00% due 04/18/2026*	120,000	122,392

Prudential Financial, Inc. Senior Notes 5.10% due 08/15/2043	400,000	440,817
Prudential Financial, Inc. Senior Notes 5.70% due 12/14/2036	320,000	382,248
Unum Group Senior Notes 5.75% due 08/15/2042	69,000	76,185
		2,487,388
Insurance-Multi-line — 0.3%
Assurant, Inc. Senior Notes 6.75% due 02/15/2034	351,000	434,489
MetLife, Inc. Senior Notes 4.60% due 05/13/2046	99,000	106,431
MetLife, Inc. Senior Notes 6.38% due 06/15/2034	350,000	451,821
Metropolitan Life Global Funding I Sec. Notes 1.50% due 01/10/2018*	340,000	341,960
Metropolitan Life Global Funding I Sec. Notes 2.30% due 04/10/2019*	2,200,000	2,251,326
Nationwide Mutual Insurance Co. Sub. Notes 9.38% due 08/15/2039*	275,000	418,094
		4,004,121
Insurance-Mutual — 0.2%
Massachusetts Mutual Life Insurance Co. Sub. Notes 4.50% due 04/15/2065*	115,000	109,902
Massachusetts Mutual Life Insurance Co. Sub. Notes 8.88% due 06/01/2039*	495,000	740,737
MassMutual Global Funding II Senior Sec. Notes 2.10% due 08/02/2018*	520,000	530,419
MassMutual Global Funding II Senior Sec. Notes 3.60% due 04/09/2024*	548,000	588,317
New York Life Global Funding Sec. Notes 2.10% due 01/02/2019*	92,000	94,031
		2,063,406
Insurance-Property/Casualty — 0.1%
Chubb INA Holdings, Inc. Company Guar. Notes 3.15% due 03/15/2025	1,225,000	1,279,087
Insurance-Reinsurance — 0.0%
Berkshire Hathaway Finance Corp. Company Guar. Notes 4.30% due 05/15/2043	325,000	360,709
Internet Connectivity Services — 0.0%
Cogent Communications Group, Inc. Senior Sec. Notes 5.38% due 03/01/2022*	98,000	98,245
Zayo Group LLC/Zayo Capital, Inc. Company Guar. Notes 6.38% due 05/15/2025	80,000	81,600
		179,845
Internet Content-Entertainment — 0.0%
Netflix, Inc. Senior Notes 5.88% due 02/15/2025	76,000	79,705
Investment Management/Advisor Services — 0.1%
Ameriprise Financial, Inc. Senior Notes 5.30% due 03/15/2020	305,000	341,773
National Financial Partners Corp. Senior Notes 9.00% due 07/15/2021*	134,000	129,142
		470,915
Machinery-Farming — 0.1%
John Deere Capital Corp. Senior Notes 1.13% due 06/12/2017	275,000	275,542
John Deere Capital Corp. Senior Notes 1.55% due 12/15/2017	339,000	342,201
		617,743
Marine Services — 0.0%
Great Lakes Dredge & Dock Corp. Company Guar. Notes 7.38% due 02/01/2019	75,000	71,813
Medical Instruments — 0.2%
Medtronic, Inc. Company Guar. Notes 2.50% due 03/15/2020	1,865,000	1,934,216
Medical Labs & Testing Services — 0.1%
Laboratory Corp. of America Holdings Senior Notes 3.20% due 02/01/2022	50,000	51,719
Laboratory Corp. of America Holdings Senior Notes 3.60% due 02/01/2025	163,000	169,186
Laboratory Corp. of America Holdings Senior Notes 4.70% due 02/01/2045	84,000	89,657
Quest Diagnostics, Inc. Senior Notes 3.45% due 06/01/2026	120,000	124,136
Roche Holdings, Inc. Company Guar. Notes 1.35% due 09/29/2017*	351,000	352,841

Roche Holdings, Inc. Company Guar. Notes 2.25% due 09/30/2019*	278,000	286,072
		1,073,611
Medical Products — 0.2%
Becton Dickinson and Co. Senior Notes 3.13% due 11/08/2021	55,000	57,708
Zimmer Biomet Holdings, Inc. Senior Notes 1.45% due 04/01/2017	2,155,000	2,156,375
		2,214,083
Medical-Biomedical/Gene — 0.2%
Amgen, Inc. Senior Notes 3.88% due 11/15/2021	400,000	436,143
Amgen, Inc. Senior Notes 4.66% due 06/15/2051*	251,000	262,248
Celgene Corp. Senior Notes 4.63% due 05/15/2044	495,000	514,852
Gilead Sciences, Inc. Senior Notes 3.25% due 09/01/2022	310,000	330,119
Gilead Sciences, Inc. Senior Notes 3.70% due 04/01/2024	515,000	557,676
		2,101,038
Medical-Drugs — 0.5%
AbbVie, Inc. Senior Notes 1.80% due 05/14/2018	250,000	251,755
AbbVie, Inc. Senior Notes 2.00% due 11/06/2018	940,000	949,597
AbbVie, Inc. Senior Notes 3.20% due 05/14/2026	305,000	308,958
Baxalta, Inc. Senior Notes 3.60% due 06/23/2022	236,000	243,568
Bayer US Finance LLC Company Guar. Notes 2.38% due 10/08/2019*	810,000	828,010
Bayer US Finance LLC Company Guar. Notes 3.00% due 10/08/2021*	1,000,000	1,044,257
EMD Finance LLC Company Guar. Notes 2.95% due 03/19/2022*	655,000	671,082
Endo Finance LLC/Endo Finco, Inc. Company Guar. Notes 7.75% due 01/15/2022*	80,000	74,200
Forest Laboratories LLC Company Guar. Notes 4.88% due 02/15/2021*	181,000	200,897
Johnson & Johnson Senior Notes 2.45% due 03/01/2026	895,000	926,197
Wyeth LLC Company Guar. Notes 6.50% due 02/01/2034	750,000	1,028,980
		6,527,501
Medical-HMO — 0.8%
Aetna, Inc. Senior Notes 2.80% due 06/15/2023	120,000	122,580
Aetna, Inc. Senior Notes 3.20% due 06/15/2026	240,000	246,918
Aetna, Inc. Senior Notes 4.25% due 06/15/2036	213,000	220,066
Aetna, Inc. Senior Notes 4.38% due 06/15/2046	343,000	356,205
Anthem, Inc.
Senior Notes
2.30% due 07/15/2018	500,000	507,192
Anthem, Inc. Senior Notes 3.50% due 08/15/2024	785,000	812,728
Anthem, Inc. Senior Notes 4.63% due 05/15/2042	400,000	419,581
Anthem, Inc. Senior Notes 5.10% due 01/15/2044	325,000	365,330
Anthem, Inc. Senior Notes 6.38% due 06/15/2037	260,000	328,484
Centene Corp. Senior Notes 5.63% due 02/15/2021*	16,000	16,680
Centene Corp. Senior Notes 6.13% due 02/15/2024*	66,000	70,166
Coventry Health Care, Inc. Senior Notes 5.45% due 06/15/2021	80,000	91,294
Humana, Inc. Senior Notes 3.85% due 10/01/2024	1,525,000	1,628,708
MPH Acquisition Holdings LLC Senior Notes 7.13% due 06/01/2024*	80,000	84,000
Opal Acquisition, Inc. Senior Notes 8.88% due 12/15/2021*	120,000	92,100
UnitedHealth Group, Inc. Senior Notes 1.40% due 12/15/2017	153,000	153,823

UnitedHealth Group, Inc. Senior Notes 1.70% due 02/15/2019	705,000	712,435
UnitedHealth Group, Inc. Senior Notes 2.13% due 03/15/2021	1,223,000	1,246,016
UnitedHealth Group, Inc. Senior Notes 3.35% due 07/15/2022	1,636,000	1,750,229
UnitedHealth Group, Inc. Senior Notes 3.75% due 07/15/2025	485,000	532,102
UnitedHealth Group, Inc. Senior Notes 4.75% due 07/15/2045	400,000	481,882
		10,238,519
Medical-Hospitals — 0.1%
HCA, Inc. Senior Sec. Notes 3.75% due 03/15/2019	29,000	30,015
HCA, Inc. Senior Sec. Notes 4.75% due 05/01/2023	40,000	41,000
HCA, Inc. Senior Sec. Notes 5.25% due 06/15/2026	80,000	83,050
HCA, Inc. Company Guar. Notes 5.38% due 02/01/2025	24,000	24,600
HCA, Inc. Company Guar. Notes 7.50% due 11/15/2095	150,000	145,500
IASIS Healthcare LLC/IASIS Capital Corp. Company Guar. Notes 8.38% due 05/15/2019	187,000	179,637
RegionalCare Hospital Partners Holdings, Inc. Senior Sec. Notes 8.25% due 05/01/2023*	130,000	133,250
Tenet Healthcare Corp. Senior Sec. Notes 4.75% due 06/01/2020	100,000	102,430
		739,482
Medical-Wholesale Drug Distribution — 0.1%
Cardinal Health, Inc. Senior Notes 1.95% due 06/15/2018	895,000	905,373
Metal-Aluminum — 0.0%
Aleris International, Inc. Senior Sec. Notes 9.50% due 04/01/2021*	80,000	82,200
Kaiser Aluminum Corp. Company Guar. Notes 5.88% due 05/15/2024*	42,000	43,155
		125,355
Multimedia — 0.5%
21st Century Fox America, Inc. Company Guar. Notes 3.00% due 09/15/2022	380,000	395,775
21st Century Fox America, Inc. Company Guar. Notes 3.70% due 10/15/2025	475,000	514,518
21st Century Fox America, Inc. Company Guar. Notes 6.15% due 02/15/2041	790,000	986,539
21st Century Fox America, Inc. Company Guar. Notes 6.40% due 12/15/2035	150,000	190,458
21st Century Fox America, Inc. Company Guar. Notes 6.90% due 03/01/2019	150,000	170,666
21st Century Fox America, Inc. Company Guar. Notes 7.28% due 06/30/2028	95,000	127,648
Historic TW, Inc. Company Guar. Notes 6.63% due 05/15/2029	50,000	65,214
NBCUniversal Media LLC Company Guar. Notes 5.15% due 04/30/2020	125,000	141,682
Time Warner, Inc.
Company Guar. Notes
2.95% due 07/15/2026	250,000	251,885
Time Warner, Inc. Company Guar. Notes 4.85% due 07/15/2045	673,000	731,732
Time Warner, Inc. Company Guar. Notes 7.63% due 04/15/2031	840,000	1,152,173
Time Warner, Inc. Company Guar. Notes 7.70% due 05/01/2032	625,000	872,579
Walt Disney Co. Senior Notes 1.50% due 09/17/2018	158,000	160,409
Walt Disney Co. Senior Notes 1.65% due 01/08/2019	77,000	78,493
		5,839,771
Networking Products — 0.2%
Cisco Systems, Inc. Senior Notes 1.40% due 02/28/2018	206,000	207,865
Cisco Systems, Inc. Senior Notes 2.13% due 03/01/2019	316,000	324,552
Cisco Systems, Inc. Senior Notes 2.20% due 02/28/2021	1,526,000	1,572,721

Cisco Systems, Inc. Senior Notes 5.50% due 01/15/2040	135,000	177,007
		2,282,145
Non-Hazardous Waste Disposal — 0.1%
Republic Services, Inc. Senior Notes 2.90% due 07/01/2026	52,000	52,737
Republic Services, Inc. Company Guar. Notes 3.55% due 06/01/2022	625,000	674,933
Waste Management, Inc. Company Guar. Notes 6.10% due 03/15/2018	100,000	108,407
		836,077
Oil Companies-Exploration & Production — 1.0%
Anadarko Petroleum Corp. Senior Notes 4.50% due 07/15/2044	216,000	198,381
Anadarko Petroleum Corp. Senior Notes 4.85% due 03/15/2021	90,000	95,455
Anadarko Petroleum Corp. Senior Notes 5.55% due 03/15/2026	1,370,000	1,512,864
Anadarko Petroleum Corp. Senior Notes 6.20% due 03/15/2040	200,000	224,218
Anadarko Petroleum Corp. Senior Notes 6.38% due 09/15/2017	16,000	16,841
Anadarko Petroleum Corp. Senior Notes 6.45% due 09/15/2036	399,000	459,693
Anadarko Petroleum Corp. Senior Notes 6.60% due 03/15/2046	700,000	845,254
Anadarko Petroleum Corp. Senior Notes 6.95% due 06/15/2019	205,000	227,171
Carrizo Oil & Gas, Inc. Company Guar. Notes 6.25% due 04/15/2023	90,000	86,625
ConocoPhillips Company Guar. Notes 6.50% due 02/01/2039	255,000	329,026
Denbury Resources, Inc. Company Guar. Notes 5.50% due 05/01/2022	88,000	59,400
Denbury Resources, Inc. Sec. Notes 9.00% due 05/15/2021*	90,000	90,000
Devon Energy Corp. Senior Notes 2.25% due 12/15/2018	310,000	307,814
Devon Energy Corp. Senior Notes 3.25% due 05/15/2022	2,025,000	1,963,835
Devon Energy Corp. Senior Notes 6.30% due 01/15/2019	320,000	346,670
Devon Financing Co. LLC Company Guar. Bonds 7.88% due 09/30/2031	275,000	320,010
EOG Resources, Inc. Senior Notes 4.15% due 01/15/2026	170,000	186,111
Hess Corp. Senior Notes 1.30% due 06/15/2017	485,000	481,755
Hess Corp. Senior Notes 5.60% due 02/15/2041	538,000	542,496
Hess Corp. Senior Notes 6.00% due 01/15/2040	305,000	315,409
Hess Corp. Senior Notes 7.30% due 08/15/2031	150,000	172,252
Hess Corp.
Senior Notes
7.88% due 10/01/2029	326,000	388,270
Hilcorp Energy I LP/Hilcorp Finance Co. Senior Notes 5.00% due 12/01/2024*	69,000	64,336
Hilcorp Energy I LP/Hilcorp Finance Co. Senior Notes 5.75% due 10/01/2025*	5,000	4,775
Kerr-McGee Corp. Company Guar. Notes 6.95% due 07/01/2024	425,000	491,396
Laredo Petroleum, Inc. Company Guar. Notes 7.38% due 05/01/2022	85,000	85,212
Newfield Exploration Co. Senior Notes 5.38% due 01/01/2026	90,000	87,525
Noble Energy, Inc. Senior Notes 3.90% due 11/15/2024	177,000	179,816
Noble Energy, Inc. Senior Notes 4.15% due 12/15/2021	390,000	410,075
Noble Energy, Inc. Senior Notes 5.05% due 11/15/2044	140,000	140,984
Oasis Petroleum, Inc. Company Guar. Notes 6.88% due 03/15/2022	120,000	110,850
Occidental Petroleum Corp. Senior Notes 4.40% due 04/15/2046	117,000	129,284

Pioneer Natural Resources Co. Senior Notes 3.45% due 01/15/2021	725,000	748,619
Pioneer Natural Resources Co. Senior Notes 4.45% due 01/15/2026	635,000	691,830
Rex Energy Corp. Sec. Notes 1.00% due 10/01/2020(7)	68,510	14,730
Sanchez Energy Corp. Company Guar. Notes 6.13% due 01/15/2023	98,000	75,705
SM Energy Co. Senior Notes 5.63% due 06/01/2025	56,000	48,160
SM Energy Co. Senior Notes 6.50% due 01/01/2023	16,000	14,880
WPX Energy, Inc. Senior Notes 7.50% due 08/01/2020	75,000	74,859
		12,542,586
Oil Companies-Integrated — 0.5%
Chevron Corp. Senior Notes 1.37% due 03/02/2018	200,000	201,098
Chevron Corp. Senior Notes 1.96% due 03/03/2020	110,000	111,407
ConocoPhillips Co. Company Guar. Notes 1.50% due 05/15/2018	79,000	79,299
ConocoPhillips Co. Company Guar. Notes 4.20% due 03/15/2021	610,000	660,472
ConocoPhillips Co. Company Guar. Notes 4.95% due 03/15/2026	1,445,000	1,638,517
ConocoPhillips Co. Company Guar. Notes 5.95% due 03/15/2046	170,000	211,521
Exxon Mobil Corp. Senior Notes 1.31% due 03/06/2018	202,000	203,577
Exxon Mobil Corp. Senior Notes 2.22% due 03/01/2021	690,000	711,422
Exxon Mobil Corp. Senior Notes 2.73% due 03/01/2023	985,000	1,028,348
Exxon Mobil Corp. Senior Notes 3.04% due 03/01/2026	285,000	302,531
Marathon Oil Corp. Senior Notes 2.70% due 06/01/2020	595,000	560,306
Marathon Oil Corp. Senior Notes 2.80% due 11/01/2022	885,000	802,630
		6,511,128
Oil Field Machinery & Equipment — 0.0%
Forum Energy Technologies, Inc. Company Guar. Notes 6.25% due 10/01/2021	59,000	54,723
Oil Refining & Marketing — 0.1%
Calumet Specialty Products Partner LP/Calumet Finance Corp. Company Guar. Notes 6.50% due 04/15/2021	100,000	71,500
Murphy Oil USA, Inc. Company Guar. Notes 6.00% due 08/15/2023	83,000	85,905
PBF Holding Co LLC/PBF Finance Corp. Senior Sec. Notes 7.00% due 11/15/2023*	80,000	77,300
Valero Energy Corp. Senior Notes 4.90% due 03/15/2045	435,000	402,913
Valero Energy Corp. Senior Notes 6.13% due 02/01/2020	325,000	366,799
		1,004,417
Oil-Field Services — 0.0%
Bristow Group, Inc. Company Guar. Notes 6.25% due 10/15/2022	125,000	94,531
SESI LLC Company Guar. Notes 7.13% due 12/15/2021	68,000	65,450
		159,981
Paper & Related Products — 0.1%
Clearwater Paper Corp. Company Guar. Notes 4.50% due 02/01/2023	84,000	81,585
Domtar Corp. Company Guar. Notes 6.75% due 02/15/2044	83,000	90,790
Georgia-Pacific LLC Senior Notes 3.60% due 03/01/2025*	373,000	398,949
Georgia-Pacific LLC Senior Notes 3.73% due 07/15/2023*	396,000	424,212
Georgia-Pacific LLC Company Guar. Notes 5.40% due 11/01/2020*	127,000	143,842
International Paper Co. Senior Notes 7.30% due 11/15/2039	200,000	262,963

PH Glatfelter Co. Company Guar. Notes 5.38% due 10/15/2020	81,000	82,215
		1,484,556
Pharmacy Services — 0.0%
Express Scripts Holding Co. Company Guar. Notes 3.00% due 07/15/2023	83,000	83,093
Express Scripts Holding Co. Company Guar. Notes 4.50% due 02/25/2026	148,000	162,599
Express Scripts Holding Co. Company Guar. Notes 4.80% due 07/15/2046	185,000	184,753
		430,445
Pipelines — 1.2%
Columbia Pipeline Group, Inc. Company Guar. Notes 2.45% due 06/01/2018	41,000	41,132
Energy Transfer Partners LP Senior Notes 3.60% due 02/01/2023	260,000	249,143
Energy Transfer Partners LP Senior Notes 4.05% due 03/15/2025	275,000	269,867
Energy Transfer Partners LP Senior Notes 4.15% due 10/01/2020	425,000	431,354
Energy Transfer Partners LP Senior Notes 4.90% due 03/15/2035	111,000	98,065
Energy Transfer Partners LP Senior Notes 5.15% due 02/01/2043	260,000	232,393
Energy Transfer Partners LP Senior Notes 5.15% due 03/15/2045	69,000	62,700
Energy Transfer Partners LP Senior Notes 5.20% due 02/01/2022	175,000	184,371
Energy Transfer Partners LP Senior Notes 6.05% due 06/01/2041	69,000	67,272
Energy Transfer Partners LP Senior Notes 6.13% due 02/15/2017	300,000	307,752
Energy Transfer Partners LP Senior Notes 6.63% due 10/15/2036	270,000	282,812
Energy Transfer Partners LP Senior Notes 9.00% due 04/15/2019	47,000	52,539
Enterprise Products Operating LLC Company Guar. Notes 3.95% due 02/15/2027	388,000	411,523
Enterprise Products Operating LLC Company Guar. Notes 4.85% due 08/15/2042	185,000	195,218
Enterprise Products Operating LLC Company Guar. Notes 4.85% due 03/15/2044	214,000	227,310
Enterprise Products Operating LLC Company Guar. Notes 4.90% due 05/15/2046	100,000	107,733
Enterprise Products Operating LLC Company Guar. Notes 5.95% due 02/01/2041	140,000	164,288
Enterprise Products Operating LLC Company Guar. Notes 6.50% due 01/31/2019	700,000	783,889
Genesis Energy LP/Genesis Energy Finance Corp. Company Guar. Notes 5.63% due 06/15/2024	93,000	84,630
Genesis Energy LP/Genesis Energy Finance Corp. Company Guar. Notes 6.00% due 05/15/2023	100,000	93,500
Kinder Morgan Energy Partners LP Senior Notes 3.50% due 03/01/2021	285,000	285,929
Kinder Morgan Energy Partners LP
Company Guar. Notes
4.70% due 11/01/2042	88,000	79,282
Kinder Morgan Energy Partners LP Company Guar. Notes 5.00% due 08/15/2042	675,000	636,379
Kinder Morgan Energy Partners LP Company Guar. Notes 5.30% due 09/15/2020	120,000	128,399
Kinder Morgan Energy Partners LP Senior Notes 5.63% due 09/01/2041	57,000	54,562
Kinder Morgan Energy Partners LP Company Guar. Notes 6.50% due 04/01/2020	156,000	172,023
Kinder Morgan Energy Partners LP Company Guar. Notes 6.85% due 02/15/2020	80,000	89,530
Kinder Morgan, Inc. Company Guar. Notes 5.00% due 02/15/2021*	115,000	121,204
Kinder Morgan, Inc. Company Guar. Notes 5.05% due 02/15/2046	975,000	926,755
Kinder Morgan, Inc. Company Guar. Notes 5.63% due 11/15/2023*	620,000	664,098
Magellan Midstream Partners LP Senior Notes 5.00% due 03/01/2026	175,000	197,966
Plains All American Pipeline LP/PAA Finance Corp. Senior Notes 2.85% due 01/31/2023	1,145,000	1,053,910

Plains All American Pipeline LP/PAA Finance Corp. Senior Notes 3.60% due 11/01/2024	70,000	65,737
Plains All American Pipeline LP/PAA Finance Corp. Senior Notes 3.65% due 06/01/2022	1,145,000	1,122,877
Plains All American Pipeline LP/PAA Finance Corp. Senior Notes 3.85% due 10/15/2023	84,000	81,402
Regency Energy Partners LP/Regency Energy Finance Corp. Company Guar. Notes 5.88% due 03/01/2022	425,000	454,598
Rose Rock Midstream LP/Rose Rock Finance Corp. Company Guar. Notes 5.63% due 07/15/2022	87,000	76,560
Sabine Pass Liquefaction LLC Senior Sec. Notes 5.88% due 06/30/2026*	60,000	60,225
Sabine Pass Liquefaction LLC Senior Sec. Notes 6.25% due 03/15/2022	150,000	154,125
Summit Midstream Holdings LLC/Summit Midstream Finance Corp. Company Guar. Notes 5.50% due 08/15/2022	29,000	24,940
Sunoco Logistics Partners Operations LP Company Guar. Notes 4.25% due 04/01/2024	320,000	323,242
Tesoro Logistics LP/Tesoro Logistics Finance Corp. Company Guar. Notes 5.88% due 10/01/2020	59,000	60,623
Tesoro Logistics LP/Tesoro Logistics Finance Corp. Company Guar. Notes 6.13% due 10/15/2021	104,000	107,640
Texas Eastern Transmission LP Senior Notes 2.80% due 10/15/2022*	980,000	960,534
Western Gas Partners LP Senior Notes 4.65% due 07/01/2026	635,000	633,260
Williams Partners LP Senior Notes 3.60% due 03/15/2022	1,060,000	1,004,193
Williams Partners LP Senior Notes 3.90% due 01/15/2025	350,000	318,131
Williams Partners LP Senior Notes 4.30% due 03/04/2024	415,000	390,411
		14,596,026
Power Converter/Supply Equipment — 0.0%
Hubbell, Inc. Senior Notes 3.35% due 03/01/2026	140,000	145,557
Printing-Commercial — 0.0%
Quad/Graphics, Inc. Company Guar. Notes 7.00% due 05/01/2022	145,000	127,963
Publishing-Newspapers — 0.0%
Lee Enterprises, Inc. Senior Sec. Notes 9.50% due 03/15/2022*	130,000	128,050
McClatchy Co. Senior Sec. Notes 9.00% due 12/15/2022	95,000	92,625
		220,675
Publishing-Periodicals — 0.0%
Emerald Expositions Holdings, Inc. Senior Notes 9.00% due 06/15/2021*	150,000	151,313
Radio — 0.0%
Sirius XM Radio, Inc. Senior Notes 5.38% due 07/15/2026*	125,000	124,063
Real Estate Investment Trusts — 1.0%
American Tower Corp. Senior Notes 3.38% due 10/15/2026	120,000	120,624
American Tower Corp. Senior Notes 3.40% due 02/15/2019	470,000	489,425
American Tower Corp. Senior Notes 3.45% due 09/15/2021	800,000	832,690
American Tower Corp. Senior Notes 5.00% due 02/15/2024	380,000	429,781
Brandywine Operating Partnership LP Company Guar. Notes 4.10% due 10/01/2024	335,000	341,370
Brandywine Operating Partnership LP Company Guar. Notes 4.95% due 04/15/2018	200,000	209,869
Brandywine Operating Partnership LP Company Guar. Notes 5.70% due 05/01/2017	315,000	325,361
Crown Castle International Corp. Senior Notes 3.40% due 02/15/2021	165,000	172,249
Crown Castle International Corp. Senior Notes 3.70% due 06/15/2026	605,000	624,173

CTR Partnership LP/CareTrust Capital Corp. Company Guar. Notes 5.88% due 06/01/2021	128,000	128,000
DuPont Fabros Technology LP Company Guar. Notes 5.63% due 06/15/2023	100,000	102,750
Equinix, Inc. Senior Notes 5.88% due 01/15/2026	17,000	17,712
ESH Hospitality, Inc. Company Guar. Notes 5.25% due 05/01/2025*	76,000	74,005
Essex Portfolio LP Company Guar. Notes 3.38% due 04/15/2026	57,000	58,171
HCP, Inc. Senior Notes 3.15% due 08/01/2022	800,000	792,875
HCP, Inc. Senior Notes 3.75% due 02/01/2019	615,000	636,800
HCP, Inc. Senior Notes 6.30% due 09/15/2016	300,000	302,737
iStar, Inc. Senior Notes 6.50% due 07/01/2021	113,000	106,785
Kimco Realty Corp. Senior Notes 3.13% due 06/01/2023	590,000	601,038
Kimco Realty Corp. Senior Notes 3.40% due 11/01/2022	345,000	361,627
Kimco Realty Corp. Senior Notes 4.30% due 02/01/2018	150,000	155,336
Liberty Property LP Senior Notes 3.75% due 04/01/2025	300,000	309,216
Liberty Property LP Senior Notes 4.13% due 06/15/2022	300,000	317,181
Liberty Property LP Senior Notes 4.75% due 10/01/2020	80,000	87,341
Liberty Property LP Senior Notes 5.50% due 12/15/2016	110,000	112,101
Omega Healthcare Investors, Inc. Company Guar. Notes 4.50% due 04/01/2027	217,000	216,136
Omega Healthcare Investors, Inc. Company Guar. Notes 4.95% due 04/01/2024	174,000	181,024
Omega Healthcare Investors, Inc. Company Guar. Notes 5.25% due 01/15/2026	150,000	159,442
Realty Income Corp. Senior Notes 3.25% due 10/15/2022	530,000	543,520
Ventas Realty LP/Ventas Capital Corp. Company Guar. Notes 2.00% due 02/15/2018	1,050,000	1,055,364
Ventas Realty LP/Ventas Capital Corp. Company Guar. Notes 3.25% due 08/15/2022	320,000	330,710
VEREIT Operating Partnership LP Company Guar. Notes 4.13% due 06/01/2021	700,000	730,184
Welltower, Inc. Senior Notes 4.50% due 01/15/2024	550,000	596,406
Weyerhaeuser Co. Senior Notes 7.38% due 03/15/2032	500,000	661,500
		12,183,503
Real Estate Management/Services — 0.0%
Kennedy-Wilson, Inc. Company Guar. Notes 5.88% due 04/01/2024	125,000	121,875
Real Estate Operations & Development — 0.1%
Greystar Real Estate Partners LLC Senior Sec. Notes 8.25% due 12/01/2022*	126,000	129,780
Prologis LP Company Guar. Notes 3.35% due 02/01/2021	200,000	211,608
Prologis LP Company Guar. Notes 4.00% due 01/15/2018	185,000	191,038
Prologis LP Company Guar. Notes 4.25% due 08/15/2023	775,000	858,146
		1,390,572
Rental Auto/Equipment — 0.1%
ERAC USA Finance LLC Company Guar. Notes 2.60% due 12/01/2021*	695,000	706,326
ERAC USA Finance LLC Company Guar. Notes 2.80% due 11/01/2018*	110,000	112,736
ERAC USA Finance LLC Company Guar. Notes 3.30% due 10/15/2022*	10,000	10,377
ERAC USA Finance LLC Company Guar. Notes 7.00% due 10/15/2037*	215,000	292,910
United Rentals North America, Inc. Senior Sec. Notes 4.63% due 07/15/2023	50,000	50,438

United Rentals North America, Inc. Company Guar. Notes 5.50% due 07/15/2025	50,000	49,250
		1,222,037
Retail-Appliances — 0.0%
Conn’s, Inc. Company Guar. Notes 7.25% due 07/15/2022	136,000	100,640
Retail-Auto Parts — 0.2%
AutoZone, Inc. Senior Notes 1.63% due 04/21/2019	170,000	170,884
AutoZone, Inc. Senior Notes 3.70% due 04/15/2022	1,148,000	1,224,956
AutoZone, Inc. Senior Notes 4.00% due 11/15/2020	425,000	457,329
O’Reilly Automotive, Inc. Company Guar. Notes 3.55% due 03/15/2026	49,000	51,376
		1,904,545
Retail-Building Products — 0.4%
Home Depot, Inc. Senior Notes 2.00% due 04/01/2021	89,000	91,410
Home Depot, Inc. Senior Notes 2.70% due 04/01/2023	425,000	445,929
Home Depot, Inc. Senior Notes 3.35% due 09/15/2025	370,000	403,226
Home Depot, Inc. Senior Notes 4.40% due 04/01/2021	720,000	811,770
Home Depot, Inc. Senior Notes 5.88% due 12/16/2036	470,000	641,925
Lowe’s Cos., Inc. Senior Notes 2.50% due 04/15/2026	780,000	794,433
Lowe’s Cos., Inc. Senior Notes 3.38% due 09/15/2025	400,000	437,416
Lowe’s Cos., Inc. Senior Notes 3.70% due 04/15/2046	645,000	663,178
Lowe’s Cos., Inc. Senior Notes 4.38% due 09/15/2045	190,000	217,723
		4,507,010
Retail-Computer Equipment — 0.0%
GameStop Corp. Company Guar. Notes 5.50% due 10/01/2019*	75,000	74,250
Retail-Discount — 0.1%
Costco Wholesale Corp. Senior Notes 2.25% due 02/15/2022	206,000	212,546
Dollar General Corp. Company Guar. Notes 4.13% due 07/15/2017	168,000	172,729
Wal-Mart Stores, Inc. Senior Notes 5.63% due 04/15/2041	580,000	780,623
Wal-Mart Stores, Inc. Senior Notes 6.20% due 04/15/2038	275,000	389,187
		1,555,085
Retail-Drug Store — 0.5%
CVS Health Corp. Senior Notes 2.75% due 12/01/2022	600,000	619,031
CVS Health Corp. Senior Notes 2.80% due 07/20/2020	1,935,000	2,014,857
CVS Health Corp. Senior Notes 2.88% due 06/01/2026	182,000	185,990
CVS Health Corp. Senior Notes 3.88% due 07/20/2025	408,000	448,791
CVS Health Corp. Senior Notes 5.13% due 07/20/2045	1,380,000	1,711,995
CVS Pass-Through Trust Pass-Through Certs. 4.70% due 01/10/2036*	89,624	90,056
CVS Pass-Through Trust Pass-Through Certs. 5.77% due 01/10/2033*	64,134	71,464
CVS Pass-Through Trust Pass-Through Certs. 5.93% due 01/10/2034*	117,244	135,926
Walgreens Boots Alliance, Inc. Senior Notes 2.60% due 06/01/2021	485,000	494,048
Walgreens Boots Alliance, Inc. Senior Notes 3.10% due 06/01/2023	400,000	407,406
Walgreens Boots Alliance, Inc. Senior Notes 3.45% due 06/01/2026	252,000	258,688
Walgreens Boots Alliance, Inc. Senior Notes 4.65% due 06/01/2046	53,000	56,526
		6,494,778
Retail-Pawn Shops — 0.0%
Cash America International, Inc. Company Guar. Notes 5.75% due 05/15/2018	75,000	76,125

Retail-Restaurants — 0.1%
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC Company Guar. Notes 5.00% due 06/01/2024*	64,000	65,120
Landry’s, Inc. Company Guar. Notes 9.38% due 05/01/2020*	94,000	98,700
McDonald’s Corp. Senior Notes 2.75% due 12/09/2020	430,000	448,921
McDonald’s Corp. Senior Notes 4.70% due 12/09/2035	25,000	28,201
McDonald’s Corp. Senior Notes 4.88% due 12/09/2045	585,000	684,029
PF Chang’s China Bistro, Inc. Company Guar. Notes 10.25% due 06/30/2020*	148,000	135,790
		1,460,761
Rubber/Plastic Products — 0.0%
Gates Global LLC/Gates Global Co. Company Guar. Notes 6.00% due 07/15/2022*	100,000	87,500
Satellite Telecom — 0.0%
Hughes Satellite Systems Corp. Company Guar. Notes 7.63% due 06/15/2021	75,000	80,709
Savings & Loans/Thrifts — 0.1%
Astoria Financial Corp. Senior Notes 5.00% due 06/19/2017	164,000	168,080
First Niagara Financial Group, Inc. Senior Notes 6.75% due 03/19/2020	789,000	898,802
First Niagara Financial Group, Inc. Sub. Notes 7.25% due 12/15/2021	332,000	392,133
		1,459,015
Semiconductor Components-Integrated Circuits — 0.0%
QUALCOMM, Inc. Senior Notes 4.65% due 05/20/2035	355,000	385,548
Semiconductor Equipment — 0.1%
Lam Research Corp. Senior Notes 2.80% due 06/15/2021	960,000	982,794
Steel Pipe & Tube — 0.0%
Valmont Industries, Inc. Company Guar. Notes 5.25% due 10/01/2054	239,000	213,645
Steel-Producers — 0.0%
AK Steel Corp. Senior Sec. Notes 7.50% due 07/15/2023	75,000	76,125
Steel Dynamics, Inc. Company Guar. Notes 5.13% due 10/01/2021	58,000	59,378
United States Steel Corp. Senior Sec. Notes 8.38% due 07/01/2021*	68,000	71,400
		206,903
Telecommunication Equipment — 0.0%
Plantronics, Inc. Company Guar. Notes 5.50% due 05/31/2023*	80,000	79,000
Telephone-Integrated — 1.4%
AT&T, Inc. Senior Notes 2.40% due 03/15/2017	625,000	630,285
AT&T, Inc. Senior Notes 3.00% due 06/30/2022	1,792,000	1,835,141
AT&T, Inc. Senior Notes 3.60% due 02/17/2023	650,000	678,066
AT&T, Inc. Senior Notes 3.80% due 03/15/2022	210,000	223,088
AT&T, Inc.
Senior Notes
4.35% due 06/15/2045	192,000	186,042
AT&T, Inc. Senior Notes 4.50% due 05/15/2035	609,000	623,003
AT&T, Inc. Senior Notes 4.75% due 05/15/2046	1,157,000	1,185,778
AT&T, Inc. Senior Notes 5.15% due 03/15/2042	735,000	793,037
AT&T, Inc. Senior Notes 5.35% due 09/01/2040	806,000	881,677
AT&T, Inc. Senior Notes 5.65% due 02/15/2047	580,000	664,222
AT&T, Inc. Senior Notes 5.80% due 02/15/2019	96,000	106,402
AT&T, Inc. Senior Notes 6.38% due 03/01/2041	100,000	121,696
CenturyLink, Inc. Senior Notes 5.63% due 04/01/2025	7,000	6,230
CenturyLink, Inc. Senior Notes 7.50% due 04/01/2024	105,000	105,919

Frontier Communications Corp. Senior Notes 10.50% due 09/15/2022	67,000	70,894
Frontier Communications Corp. Senior Notes 11.00% due 09/15/2025	194,000	200,790
Verizon Communications, Inc. Senior Notes 3.00% due 11/01/2021	181,000	190,118
Verizon Communications, Inc. Senior Notes 3.50% due 11/01/2024	1,085,000	1,153,933
Verizon Communications, Inc. Senior Notes 4.27% due 01/15/2036	1,560,000	1,596,523
Verizon Communications, Inc. Senior Notes 4.40% due 11/01/2034	79,000	81,461
Verizon Communications, Inc. Senior Notes 4.52% due 09/15/2048	1,901,000	1,979,511
Verizon Communications, Inc. Senior Notes 4.67% due 03/15/2055	1,720,000	1,739,677
Verizon Communications, Inc. Senior Notes 4.86% due 08/21/2046	464,000	507,192
Verizon Communications, Inc. Senior Notes 5.01% due 08/21/2054	205,000	216,798
Verizon Communications, Inc. Senior Notes 5.15% due 09/15/2023	1,630,000	1,898,340
Verizon Communications, Inc. Senior Notes 6.40% due 09/15/2033	11,000	14,040
		17,689,863
Television — 0.0%
CBS Corp. Company Guar. Notes 4.00% due 01/15/2026	340,000	362,905
Tobacco — 0.1%
Altria Group, Inc. Company Guar. Notes 2.85% due 08/09/2022	675,000	707,014
Altria Group, Inc. Company Guar. Notes 9.25% due 08/06/2019	31,000	38,217
Altria Group, Inc. Company Guar. Notes 9.95% due 11/10/2038	41,000	73,757
Reynolds American, Inc. Company Guar. Notes 3.25% due 06/12/2020	356,000	376,321
		1,195,309
Transport-Rail — 0.4%
Burlington Northern Santa Fe LLC Senior Notes 3.90% due 08/01/2046	78,000	82,331
Burlington Northern Santa Fe LLC Senior Notes 4.70% due 10/01/2019	500,000	552,865
Kansas City Southern Company Guar. Notes 3.00% due 05/15/2023*	2,100,000	2,135,080
Norfolk Southern Corp. Senior Notes 2.90% due 06/15/2026	1,055,000	1,085,517
Union Pacific Corp. Senior Notes 4.05% due 11/15/2045	250,000	270,745
Union Pacific Corp. Senior Notes 4.38% due 11/15/2065	130,000	138,999
		4,265,537
Transport-Services — 0.2%
FedEx Corp. Company Guar. Notes 3.25% due 04/01/2026	175,000	183,056
FedEx Corp.
Company Guar. Notes
4.10% due 02/01/2045	480,000	488,039
FedEx Corp. Company Guar. Notes 4.55% due 04/01/2046	355,000	385,209
Ryder System, Inc. Senior Notes 2.45% due 09/03/2019	1,035,000	1,052,488
TTX Co. Senior Notes 4.20% due 07/01/2046*	250,000	261,548
United Parcel Service, Inc. Senior Notes 2.45% due 10/01/2022	215,000	223,522
		2,593,862
Travel Services — 0.0%
Sabre GLBL, Inc. Senior Sec. Notes 5.38% due 04/15/2023*	163,000	166,668
Trucking/Leasing — 0.1%
Penske Truck Leasing Co. LP/PTL Finance Corp. Senior Notes 2.88% due 07/17/2018*	150,000	152,763
Penske Truck Leasing Co. LP/PTL Finance Corp. Senior Notes 3.38% due 02/01/2022*	69,000	70,366
Penske Truck Leasing Co. LP/PTL Finance Corp. Senior Notes 4.25% due 01/17/2023*	15,000	15,706

Penske Truck Leasing Co. LP/PTL Finance Corp. Senior Notes 4.88% due 07/11/2022*	1,060,000	1,155,970
		1,394,805
Wire & Cable Products — 0.0%
General Cable Corp. Company Guar. Notes 5.75% due 10/01/2022	144,000	132,480
Total U.S. Corporate Bonds & Notes (cost $320,541,027)		335,661,193
FOREIGN CORPORATE BONDS & NOTES — 4.7%
Aerospace/Defense — 0.1%
BAE Systems PLC Senior Notes 4.75% due 10/11/2021*	440,000	491,255
Agricultural Chemicals — 0.1%
Agrium, Inc. Senior Notes 3.38% due 03/15/2025	295,000	300,076
Agrium, Inc. Senior Notes 4.90% due 06/01/2043	200,000	207,269
Agrium, Inc. Senior Notes 7.70% due 02/01/2017	100,000	103,413
		610,758
Airlines — 0.0%
Air Canada Senior Sec. Notes 6.75% due 10/01/2019*	80,000	82,816
Banks-Commercial — 1.0%
Bank of Nova Scotia Sub. Notes 4.50% due 12/16/2025	1,630,000	1,693,515
Barclays Bank PLC Sub. Notes 6.05% due 12/04/2017*	1,700,000	1,780,294
BPCE SA Sub. Notes 5.15% due 07/21/2024*	1,130,000	1,175,884
BPCE SA Sub. Notes 5.70% due 10/22/2023*	375,000	402,211
Credit Suisse AG Senior Notes 1.38% due 05/26/2017	740,000	740,605
Credit Suisse AG Senior Notes 1.70% due 04/27/2018	188,000	188,201
Credit Suisse AG Senior Notes 3.00% due 10/29/2021	300,000	307,289
DBS Group Holdings, Ltd. Senior Notes 2.25% due 07/16/2019*	260,000	263,843
Kookmin Bank Senior Notes 1.63% due 07/14/2017*	606,000	608,085
National Bank of Canada Company Guar. Notes 1.45% due 11/07/2017	389,000	390,202
National Bank of Canada Bank Guar. Notes 2.10% due 12/14/2018	253,000	256,363
Rabobank Nederland Bank Guar. Notes 5.25% due 08/04/2045	815,000	905,996
Royal Bank of Canada Sub. Notes 4.65% due 01/27/2026	172,000	184,031
Santander Issuances SAU Company Guar. Notes 5.18% due 11/19/2025	2,400,000	2,397,679
Santander UK PLC Senior Notes 2.35% due 09/10/2019	675,000	678,805
Westpac Banking Corp. Senior Notes 2.85% due 05/13/2026	74,000	75,132
		12,048,135
Beverages-Non-alcoholic — 0.0%
Coca-Cola Femsa SAB de CV Company Guar. Notes 2.38% due 11/26/2018	294,000	299,655
Beverages-Wine/Spirits — 0.1%
Diageo Capital PLC Company Guar. Notes 5.75% due 10/23/2017	207,000	219,350
Pernod Ricard SA Senior Notes 3.25% due 06/08/2026*	1,384,000	1,416,500
		1,635,850
Broadcast Services/Program — 0.0%
Grupo Televisa SAB Senior Notes 6.13% due 01/31/2046	420,000	463,793
Building-Residential/Commercial — 0.0%
Mattamy Group Corp. Company Guar. Notes 6.50% due 11/15/2020*	108,000	103,680
Cable/Satellite TV — 0.1%
Altice Financing SA Senior Sec. Notes 7.50% due 05/15/2026*	400,000	392,000
Sky PLC Company Guar. Notes 2.63% due 09/16/2019*	765,000	778,378

Sky PLC Company Guar. Notes 6.10% due 02/15/2018*	200,000	213,836
		1,384,214
Cellular Telecom — 0.0%
Digicel Group, Ltd. Senior Notes 7.13% due 04/01/2022	525,000	390,469
Chemicals-Diversified — 0.0%
NOVA Chemicals Corp. Senior Notes 5.00% due 05/01/2025*	70,000	69,300
Chemicals-Plastics — 0.0%
Mexichem SAB de CV Company Guar. Notes 5.88% due 09/17/2044*	207,000	190,440
Consumer Products-Misc. — 0.0%
Kimberly-Clark de Mexico SAB de CV Senior Notes 3.25% due 03/12/2025*	180,000	182,191
Containers-Metal/Glass — 0.0%
Novelis, Inc. Company Guar. Notes 8.75% due 12/15/2020	75,000	78,187
Cruise Lines — 0.0%
Royal Caribbean Cruises, Ltd. Senior Notes 5.25% due 11/15/2022	116,000	122,090
Viking Cruises, Ltd. Senior Notes 6.25% due 05/15/2025*	200,000	151,000
		273,090
Diversified Banking Institutions — 0.7%
BNP Paribas SA Company Guar. Notes 2.40% due 12/12/2018	190,000	193,711
Credit Agricole SA Sub. Notes 4.38% due 03/17/2025*	515,000	520,400
Credit Agricole SA FRS Sub. Notes 8.13% due 09/19/2033*	225,000	240,750
Credit Suisse Group Guernsey I, Ltd. FRS Company Guar. Notes 7.88% due 02/24/2041	230,000	230,287
Deutsche Bank AG Senior Notes 3.38% due 05/12/2021	91,000	91,313
HSBC Holdings PLC Senior Notes 2.95% due 05/25/2021	650,000	656,734
HSBC Holdings PLC Senior Notes 3.40% due 03/08/2021	1,485,000	1,530,180
HSBC Holdings PLC Senior Notes 3.60% due 05/25/2023	650,000	664,280
HSBC Holdings PLC Sub. Notes 4.25% due 08/18/2025	1,200,000	1,210,948
HSBC Holdings PLC Senior Notes 5.10% due 04/05/2021	200,000	220,681
HSBC Holdings PLC Sub. Notes 5.25% due 03/14/2044	235,000	248,282
HSBC Holdings PLC Sub. Notes 6.80% due 06/01/2038	1,550,000	1,930,716
JPMorgan Chase & Co. Senior Notes 4.50% due 01/24/2022	505,000	561,987
Mitsubishi UFJ Financial Group, Inc. Senior Notes 2.95% due 03/01/2021	286,000	296,660
		8,596,929
Diversified Manufacturing Operations — 0.0%
Ingersoll-Rand Luxembourg Finance SA Company Guar. Notes 4.65% due 11/01/2044	75,000	80,416
Diversified Minerals — 0.0%
FMG Resources August 2006 Pty, Ltd. Senior Sec. Notes 9.75% due 03/01/2022*	155,000	171,081
Diversified Operations — 0.0%
Hutchison Whampoa International 09/19, Ltd. Company Guar. Notes 5.75% due 09/11/2019*	230,000	258,012
Electric-Generation — 0.2%
Electricite de France SA Senior Notes 2.35% due 10/13/2020*	523,000	534,440
Electricite de France SA Senior Notes 3.63% due 10/13/2025*	96,000	100,121
Electricite de France SA Senior Notes 4.95% due 10/13/2045*	1,435,000	1,585,811
Electricite de France SA Senior Notes 6.00% due 01/22/2114*	85,000	90,939
		2,311,311
Electronic Components-Misc. — 0.0%
Flextronics International, Ltd. Company Guar. Notes 4.75% due 06/15/2025	55,000	55,550

Finance-Leasing Companies — 0.0%
Aircastle, Ltd. Senior Notes 4.63% due 12/15/2018	9,000	9,270
Aircastle, Ltd. Senior Notes 5.50% due 02/15/2022	64,000	66,560
Fly Leasing, Ltd. Senior Notes 6.38% due 10/15/2021	200,000	194,000
		269,830
Food-Meat Products — 0.1%
Sigma Alimentos SA de CV Senior Notes 4.13% due 05/02/2026*	960,000	970,800
Gold Mining — 0.0%
Goldcorp, Inc. Senior Notes 5.45% due 06/09/2044	84,000	84,915
Insurance-Multi-line — 0.0%
XLIT, Ltd. Company Guar. Notes 4.45% due 03/31/2025	93,000	93,849
XLIT, Ltd. Company Guar. Notes 5.50% due 03/31/2045	208,000	205,463
		299,312
Machinery-General Industrial — 0.0%
ATS Automation Tooling Systems, Inc. Senior Notes 6.50% due 06/15/2023*	139,000	141,432
Medical-Drugs — 0.1%
AstraZeneca PLC Senior Notes 6.45% due 09/15/2037	315,000	429,950
Takeda Pharmaceutical Co., Ltd. Senior Notes 1.63% due 03/17/2017*	248,000	249,033
Valeant Pharmaceuticals International, Inc. Company Guar. Notes 5.38% due 03/15/2020*	108,000	92,273
		771,256
Medical-Generic Drugs — 0.8%
Actavis Funding SCS Company Guar. Notes 2.35% due 03/12/2018	3,280,000	3,324,703
Actavis Funding SCS Company Guar. Notes 3.00% due 03/12/2020	1,238,000	1,276,785
Actavis Funding SCS Company Guar. Notes 3.45% due 03/15/2022	595,000	617,943
Actavis Funding SCS Company Guar. Notes 4.55% due 03/15/2035	590,000	606,356
Actavis Funding SCS Company Guar. Notes 4.75% due 03/15/2045	475,000	498,785
Mylan NV Company Guar. Notes 3.00% due 12/15/2018*	345,000	353,212
Mylan NV Company Guar. Notes 3.15% due 06/15/2021*	1,320,000	1,338,939
Mylan NV Company Guar. Notes 3.75% due 12/15/2020*	395,000	411,818
Perrigo Co. PLC Senior Notes 1.30% due 11/08/2016	320,000	319,663
Perrigo Finance Unlimited Co. Company Guar. Notes 3.50% due 03/15/2021	265,000	274,200
Perrigo Finance Unlimited Co. Company Guar. Notes 3.50% due 12/15/2021	205,000	210,973
		9,233,377
Metal-Diversified — 0.0%
Rio Tinto Finance USA, Ltd.
Company Guar. Notes
3.75% due 06/15/2025	235,000	245,838
Oil Companies-Exploration & Production — 0.1%
Baytex Energy Corp. Company Guar. Notes 5.13% due 06/01/2021*	15,000	12,563
Baytex Energy Corp. Company Guar. Notes 5.63% due 06/01/2024*	80,000	64,400
Canadian Natural Resources, Ltd. Senior Notes 6.25% due 03/15/2038	40,000	43,483
Encana Corp. Senior Notes 3.90% due 11/15/2021	650,000	630,339
MEG Energy Corp. Company Guar. Notes 6.38% due 01/30/2023*	74,000	54,760
MEG Energy Corp. Company Guar. Notes 6.50% due 03/15/2021*	75,000	58,125
Nexen Energy ULC Company Guar. Notes 6.20% due 07/30/2019	100,000	110,880
		974,550
Oil Companies-Integrated — 0.9%
BP Capital Markets PLC Company Guar. Notes 1.38% due 11/06/2017	25,000	25,087

BP Capital Markets PLC Company Guar. Notes 1.68% due 05/03/2019	128,000	129,027
BP Capital Markets PLC Company Guar. Notes 2.52% due 01/15/2020	15,000	15,475
BP Capital Markets PLC Company Guar. Notes 2.75% due 05/10/2023	600,000	604,579
BP Capital Markets PLC Company Guar. Notes 3.06% due 03/17/2022	1,550,000	1,601,555
BP Capital Markets PLC Company Guar. Notes 3.12% due 05/04/2026	103,000	105,211
BP Capital Markets PLC Company Guar. Notes 3.25% due 05/06/2022	95,000	99,699
Cenovus Energy, Inc. Senior Notes 3.00% due 08/15/2022	740,000	675,517
Cenovus Energy, Inc. Senior Notes 3.80% due 09/15/2023	1,465,000	1,378,731
Cenovus Energy, Inc. Senior Notes 5.20% due 09/15/2043	525,000	451,055
Cenovus Energy, Inc. Senior Notes 5.70% due 10/15/2019	165,000	174,522
Ecopetrol SA Senior Notes 5.88% due 05/28/2045	555,000	482,295
Petrobras Global Finance BV Company Guar. Notes 8.38% due 05/23/2021	1,235,000	1,274,520
Petroleos Mexicanos Company Guar. Notes 5.50% due 02/04/2019*	350,000	367,850
Petroleos Mexicanos Company Guar. Notes 5.50% due 06/27/2044	1,036,000	936,078
Petroleos Mexicanos Company Guar. Notes 5.75% due 03/01/2018	1,115,000	1,165,911
Petroleos Mexicanos Company Guar. Notes 6.38% due 02/04/2021*	180,000	195,714
Shell International Finance BV Company Guar. Notes 1.25% due 11/10/2017	149,000	149,408
Shell International Finance BV Company Guar. Notes 2.13% due 05/11/2020	152,000	155,135
Shell International Finance BV Company Guar. Notes 2.25% due 11/10/2020	172,000	176,538
Shell International Finance BV Company Guar. Notes 2.88% due 05/10/2026	202,000	205,228
Shell International Finance BV Company Guar. Notes 4.00% due 05/10/2046	206,000	210,101
Total Capital International SA Company Guar. Notes 3.75% due 04/10/2024	275,000	302,688
		10,881,924
Paper & Related Products — 0.0%
Cascades, Inc. Company Guar. Notes 5.75% due 07/15/2023*	60,000	57,750
Printing-Commercial — 0.0%
Cimpress NV Company Guar. Notes 7.00% due 04/01/2022*	150,000	148,500
Satellite Telecom — 0.0%
Intelsat Jackson Holdings SA Company Guar. Notes 7.25% due 04/01/2019	100,000	73,000
Security Services — 0.0%
Garda World Security Corp. Company Guar. Notes 7.25% due 11/15/2021*	46,000	37,145
Steel-Producers — 0.0%
ArcelorMittal Senior Notes 7.25% due 02/25/2022	186,000	195,765
Telephone-Integrated — 0.1%
Telecom Italia Capital SA Company Guar. Notes 7.72% due 06/04/2038	205,000	213,200
Telefonos de Mexico SAB de CV Company Guar. Notes 5.50% due 11/15/2019	270,000	301,798
		514,998
Tobacco — 0.2%
BAT International Finance PLC Company Guar. Notes 2.75% due 06/15/2020*	490,000	508,106
Imperial Tobacco Finance PLC Company Guar. Notes 2.05% due 07/20/2018*	400,000	404,485
Imperial Tobacco Finance PLC Company Guar. Notes 2.95% due 07/21/2020*	1,050,000	1,081,271
Imperial Tobacco Finance PLC Company Guar. Notes 3.75% due 07/21/2022*	310,000	327,142
		2,321,004
Transport-Rail — 0.1%
Canadian Pacific Railway Co. Senior Notes 4.50% due 01/15/2022	425,000	468,903

Canadian Pacific Railway Co. Senior Notes 5.95% due 05/15/2037	285,000	355,807
Canadian Pacific Railway Co. Senior Notes 6.13% due 09/15/2115	112,000	139,633
		964,343
Total Foreign Corporate Bonds & Notes (cost $56,684,003)		57,962,871
U.S. GOVERNMENT AGENCIES — 21.7%
Federal Home Loan Bank — 0.1%
1.88% due 12/09/2022	1,000,000	1,023,092
Federal Home Loan Mtg. Corp. — 6.2%
0.88% due 03/07/2018	8,000,000	8,014,744
1.25% due 10/02/2019	1,272,000	1,287,105
2.00% due 08/25/2016	8,055,000	8,073,841
2.12% due 02/01/2037 FRS	65,178	67,873
2.38% due 01/13/2022	1,097,000	1,161,891
2.50% due 01/01/2028	196,376	203,840
2.50% due 04/01/2028	682,652	708,612
2.50% due 03/01/2031	108,309	112,125
2.96% due 11/01/2037 FRS	403,888	427,979
3.00% due 08/01/2027	624,952	656,296
3.00% due 10/01/2042	367,721	387,043
3.00% due 11/01/2042	372,429	387,046
3.00% due 02/01/2043	810,472	840,128
3.00% due 04/01/2043	405,618	421,348
3.00% due 08/01/2043	1,630,257	1,697,323
3.00% due 07/01/2045	1,396,794	1,449,405
3.00% due 10/01/2045	736,998	764,758
3.00% due July TBA	938,000	972,382
3.50% due 11/01/2041	407,547	430,455
3.50% due 03/01/2042	188,172	198,791
3.50% due 08/01/2042	987,644	1,047,122
3.50% due 09/01/2043	144,032	151,902
3.50% due 03/01/2045	1,225,462	1,292,890
3.50% due 07/01/2045	441,496	466,263
3.50% due 08/01/2045	576,098	612,271
3.50% due 10/01/2045	1,103,631	1,165,686
3.50% due 11/01/2045	1,380,700	1,458,525
3.50% due 01/01/2046	50,444	53,296
3.50% due 03/01/2046	7,051,615	7,450,351
3.50% due July TBA	1,800,000	1,897,594
3.50% due August TBA	3,400,000	3,580,094
3.75% due 03/27/2019	796,000	859,422
4.00% due 09/01/2040	356,283	383,020
4.00% due 10/01/2043	921,876	988,359
4.00% due 07/01/2044	583,168	624,155
4.00% due 10/01/2045	599,289	641,782
4.00% due 11/01/2045	1,040,134	1,113,850
4.00% due July TBA	1,000,000	1,070,312
4.00% due August TBA	1,700,000	1,817,937
4.50% due 01/01/2039	14,606	15,920
4.50% due 04/01/2044	144,245	157,310
4.50% due 09/01/2044	1,475,806	1,608,693
4.50% due 03/01/2046	678,200	742,169
4.50% due July TBA	2,600,000	2,835,219
5.00% due 11/01/2043	631,485	701,654
5.00% due July TBA	2,000,000	2,207,743
5.50% due 01/01/2036	263,719	294,487
6.00% due 03/01/2040	20,781	23,754
6.25% due 07/15/2032	206,000	311,660
6.75% due 03/15/2031	100,000	155,110
Federal Home Loan Mtg. Corp. Multifamily Mtg. Trust
Series 2014-K503, Class B
3.08% due 10/25/2047 VRS*(3)	730,000	739,322
Series 2012-K19, Class B
4.17% due 05/25/2045 VRS*(3)	20,037	21,504
Federal Home Loan Mtg. Corp. Structured Agency Credit Risk FRS
Series 2014-DN2, Class M2
2.10% due 04/25/2024(1)	1,549,000	1,549,000
Series 2015-DNA1, Class M2
2.30% due 10/25/2027(1)	460,000	459,563
Series 2014-DN1, Class M2
2.65% due 02/25/2024(1)	867,000	878,660
Series 2014-HQ2, Class M2
2.65% due 09/25/2024(1)	500,000	500,197
Series 2015-HQ1, Class M2
2.65% due 03/25/2025(1)	1,822,000	1,829,485
Series 2016-DNA2, Class M2
2.65% due 10/25/2028(1)	618,000	623,011
Series 2015-DNA2, Class M2
3.05% due 12/25/2027(1)	2,227,000	2,269,660
Series 2015-HQA1, Class M2
3.10% due 03/25/2028(1)	1,135,000	1,161,335
Series DNA3, Class M2
3.30% due 04/25/2028(1)	2,810,000	2,888,776
Federal Home Loan Mtg. Corp., Structured Pass Through VRS
Series K701, Class X1
0.39% due 11/25/2017(3)(4)	2,262,267	6,161
Series K013, Class X1
0.73% due 01/25/2021(3)(4)	2,119,354	47,739
		76,965,948
Federal National Mtg. Assoc. — 11.9%
Fannie Mae Connecticut Avenue Securities FRS Series 2013-C01, Class M1 2.45% due 10/25/2023(1)	68,225	68,550
Federal National Mtg. Assoc.
zero coupon due 10/09/2019	7,452,000	7,158,443
0.88% due 10/26/2017	1,700,000	1,705,919
0.88% due 05/21/2018	5,955,000	5,978,570
2.37% due 09/01/2035 FRS	347,618	362,823
2.49% due 10/01/2035 FRS	403,779	427,237
2.50% due 04/01/2028	448,915	469,119
2.50% due 02/01/2031	523,690	542,319
2.50% due 05/01/2031	645,726	668,696
2.50% due July TBA	6,140,000	6,293,321

2.55% due 05/01/2037 FRS	105,172	110,167
2.58% due 10/01/2040 FRS	109,644	116,378
2.63% due 09/06/2024	2,025,000	2,178,689
2.64% due 03/01/2027	303,012	315,104
2.67% due 05/01/2040 FRS	396,831	418,140
2.67% due 10/01/2040 FRS	197,728	209,001
2.71% due 07/01/2039 FRS	278,831	292,588
2.74% due 11/01/2036 FRS	173,264	183,542
2.78% due 03/01/2027	593,000	623,000
2.91% due 08/01/2035 FRS	225,010	238,164
2.97% due 06/01/2027	1,090,000	1,163,329
2.97% due 06/01/2030	1,235,000	1,302,271
3.00% due 10/01/2027	640,871	672,662
3.00% due 11/01/2027	239,185	251,228
3.00% due 10/01/2030	627,654	658,368
3.00% due 03/01/2042	665,207	691,672
3.00% due 12/01/2042	194,682	202,487
3.00% due 05/01/2043	501,491	521,525
3.00% due 02/01/2045	437,251	454,177
3.00% due 06/01/2045	473,848	497,391
3.00% due July TBA	4,848,000	5,070,272
3.13% due 02/01/2027	402,000	433,768
3.50% due 08/01/2026	259,746	275,520
3.50% due 09/01/2026	297,474	315,429
3.50% due 08/01/2027	78,655	83,419
3.50% due 10/01/2028	100,857	107,773
3.50% due 03/01/2042	436,194	462,018
3.50% due 06/01/2042	298,360	315,925
3.50% due 07/01/2042	84,119	87,475
3.50% due 08/01/2042	1,030,973	1,088,357
3.50% due 08/01/2043	688,035	727,411
3.50% due 07/01/2045	377,947	399,351
3.50% due 08/01/2045	486,257	515,382
3.50% due 09/01/2045	815,878	861,499
3.50% due 10/01/2045	557,883	595,641
3.50% due 11/01/2045	822,896	870,261
3.50% due 12/01/2045	1,071,199	1,130,926
3.50% due 01/01/2046	9,488,047	10,019,449
3.50% due 02/01/2046	485,937	513,076
3.50% due July TBA	15,312,000	16,167,330
3.50% due August TBA	21,800,000	22,975,155
4.00% due 06/01/2039	210,334	231,695
4.00% due 10/01/2040	266,206	286,402
4.00% due 11/01/2040	398,954	429,295
4.00% due 10/01/2041	337,613	363,001
4.00% due 11/01/2041	344,102	369,918
4.00% due 10/01/2043	99,371	106,867
4.00% due 11/01/2043	297,079	318,394
4.00% due 12/01/2043	386,817	423,347
4.00% due 10/01/2044	1,073,310	1,151,630
4.00% due 11/01/2044	356,533	383,785
4.00% due 02/01/2045	354,286	380,581
4.00% due July TBA	8,666,000	9,248,051
4.00% due August TBA	10,100,000	10,819,335
4.50% due 10/01/2024	78,190	81,080
4.50% due 06/01/2039	1,203,065	1,330,757
4.50% due 05/01/2041	168,570	184,324
4.50% due 07/01/2041	100,512	109,685
4.50% due 03/01/2042	487,959	534,881
4.50% due 08/01/2044	484,294	529,748
4.50% due 10/01/2044	911,632	996,683
4.50% due 12/01/2044	171,914	187,527
4.50% due July TBA	5,806,000	6,337,582
4.50% due August TBA	5,000,000	5,454,662
5.00% due 05/01/2040	327,869	366,591
5.00% due 06/01/2040	40,109	44,622
5.00% due 07/01/2040	744,203	828,662
5.00% due 02/01/2045	966,888	1,090,157
5.50% due 12/01/2029	60,549	67,982
5.50% due 08/01/2037	221,602	249,930
5.50% due 06/01/2038	145,111	164,663
5.50% due July TBA	1,900,000	2,135,719
6.00% due 11/01/2038	16,851	19,281
6.00% due 06/01/2040	134,349	153,756
6.50% due 10/01/2037	1,733	2,103
6.63% due 11/15/2030	871,000	1,334,493
7.25% due 05/15/2030	2,260,000	3,594,978
		148,102,484
Government National Mtg. Assoc. — 3.5%
3.00% due 02/20/2045	473,596	495,817
3.00% due 05/20/2045	368,942	386,253
3.00% due 07/20/2045	77,840	81,492
3.00% due 02/20/2046	5,790,637	6,062,335
3.00% due July TBA	9,246,000	9,667,307
3.00% due August TBA	4,200,000	4,382,848
3.50% due 03/20/2045	362,163	384,609
3.50% due 04/20/2045	562,465	597,436
3.50% due 07/20/2045	160,582	170,631
3.50% due July TBA	5,500,000	5,837,906
3.50% due August TBA	700,000	741,973
4.00% due 03/15/2039	164,349	176,617
4.00% due 04/15/2039	14,295	15,362
4.00% due 05/15/2039	46,551	50,022
4.00% due 08/15/2039	17,828	19,339
4.00% due 10/15/2039	66,300	71,249
4.00% due 03/15/2040	65,315	70,374
4.00% due 09/15/2040	37,761	40,622
4.00% due 10/15/2040	36,605	39,448
4.00% due 12/15/2040	19,039	20,454
4.00% due 01/15/2041	27,417	29,585
4.00% due 02/15/2041	19,216	20,680
4.00% due 06/15/2041	168,594	182,649
4.00% due 07/15/2041	63,139	67,998
4.00% due 08/15/2041	532,991	574,994
4.00% due 09/15/2041	106,071	114,147
4.00% due 10/15/2041	208,475	224,423
4.00% due 11/15/2041	209,070	224,999
4.00% due 12/15/2041	239,283	257,499
4.00% due 01/15/2042	47,309	50,867
4.00% due 02/15/2042	17,424	18,723
4.00% due 03/15/2042	130,172	139,866
4.00% due 04/15/2042	8,236	8,851
4.00% due 03/20/2044	246,759	263,923
4.00% due 07/20/2045	323,454	345,888

4.00% due 10/20/2045	135,099	144,505
4.00% due July TBA	4,600,000	4,916,968
4.50% due 04/15/2018	9,646	9,851
4.50% due 05/15/2018	58,462	59,494
4.50% due 08/15/2018	3,253	3,324
4.50% due 09/15/2018	32,316	32,918
4.50% due 10/15/2018	162,516	165,960
4.50% due 09/15/2033	73,688	81,524
4.50% due 03/15/2039	137,751	152,100
4.50% due 05/15/2039	80,601	88,907
4.50% due 07/15/2039	47,522	52,393
4.50% due 10/15/2039	178,866	197,455
4.50% due 11/15/2039	3,843	4,234
4.50% due 01/15/2040	57,779	63,667
4.50% due 02/15/2040	86,656	95,956
4.50% due 03/15/2040	60,067	66,343
4.50% due 04/15/2040	3,182	3,506
4.50% due 05/15/2040	12,936	14,252
4.50% due 07/15/2040	51,805	57,681
4.50% due 04/15/2041	23,575	25,972
4.50% due 05/15/2041	181,674	201,304
4.50% due 06/15/2041	31,618	35,067
4.50% due 07/15/2041	156,852	172,868
4.50% due 08/15/2041	88,912	97,954
4.50% due 05/20/2046	38,885	41,828
5.00% due 06/15/2033	3,973	4,478
5.00% due 08/15/2033	24,220	27,208
5.00% due 09/15/2033	49,571	56,064
5.00% due 10/15/2033	26,491	29,767
5.00% due 11/15/2033	6,011	6,847
5.00% due 06/15/2034	108,620	122,912
5.00% due 05/15/2035	2,950	3,284
5.00% due 09/15/2035	3,801	4,303
5.00% due 11/15/2035	127,769	142,218
5.00% due 02/15/2036	55,600	62,124
5.00% due 02/20/2036	187,627	208,667
5.00% due 03/15/2036	26,675	29,692
5.00% due 05/15/2036	89,227	100,769
5.00% due 06/15/2036	44,115	49,134
5.00% due 08/15/2038	317,611	354,992
5.50% due 02/15/2032	2,221	2,499
5.50% due 03/15/2032	6,199	7,120
5.50% due 12/15/2032	6,863	7,896
5.50% due 01/15/2033	3,435	3,951
5.50% due 02/15/2033	21,501	24,652
5.50% due 03/15/2033	85,608	97,450
5.50% due 04/15/2033	68,118	77,984
5.50% due 05/15/2033	528	529
5.50% due 06/15/2033	83,660	95,194
5.50% due 07/15/2033	287,236	326,497
5.50% due 08/15/2033	64,863	74,109
5.50% due 09/15/2033	11,085	12,655
5.50% due 11/15/2033	37,553	42,193
5.50% due 12/15/2033	3,649	4,144
5.50% due 01/15/2034	115,397	132,053
5.50% due 02/15/2034	55,101	61,979
6.00% due 04/15/2028	144,046	168,536
6.00% due 01/15/2029	24,794	28,339
6.00% due 03/15/2029	23,667	27,062
6.00% due 11/15/2031	7,489	8,560
6.00% due 12/15/2031	14,112	16,154
6.00% due 04/15/2032	18,863	22,130
6.00% due 09/15/2032	15,903	18,657
6.00% due 10/15/2032	85,052	99,808
6.00% due 11/15/2032	25,315	29,559
6.00% due 01/15/2033	3,598	4,221
6.00% due 02/15/2033	40,062	47,004
6.00% due 03/15/2033	14,691	17,234
6.00% due 09/15/2033	19,287	22,046
6.00% due 01/15/2034	176,179	201,520
6.00% due 03/15/2034	16,746	19,170
6.00% due 05/15/2034	6,084	6,955
6.00% due 07/15/2034	9,631	11,010
6.00% due 08/15/2034	141,633	165,554
6.00% due 09/15/2034	16,645	19,239
6.00% due 11/15/2034	73,587	84,235
6.00% due 03/15/2035	47,743	54,682
6.00% due 08/15/2035	96,294	110,741
6.00% due 01/15/2036	39,801	46,209
6.00% due 02/15/2036	39,042	44,688
6.00% due 04/15/2036	102,043	117,296
6.00% due 05/15/2036	37,623	43,305
6.00% due 06/15/2036	87,980	101,563
6.00% due 07/15/2036	4,305	4,922
6.00% due 08/15/2036	93,229	107,567
6.00% due 09/15/2036	76,815	87,873
6.00% due 10/15/2036	173,306	199,609
6.00% due 11/15/2036	61,392	70,184
6.00% due 12/15/2036	14,196	16,359
6.50% due 09/15/2028	5,138	5,862
6.50% due 09/15/2031	11,265	12,901
6.50% due 10/15/2031	5,237	5,975
6.50% due 11/15/2031	1,289	1,470
6.50% due 12/15/2031	6,527	7,447
7.50% due 09/15/2030	20,811	21,438
		42,873,665
Tennessee Valley Authority — 0.0%
1.75% due 10/15/2018	105,000	107,177
Total U.S. Government Agencies (cost $264,955,230)		269,072,366
U.S. GOVERNMENT TREASURIES — 37.9%
United States Treasury Bonds — 7.5%
2.50% due 02/15/2045	7,660,000	7,975,079
2.50% due 02/15/2046	664,000	691,416
2.50% due 05/15/2046	1,817,000	1,893,441
2.75% due 08/15/2042	5,928,000	6,531,453
2.75% due 11/15/2042	1,812,000	1,993,341
2.88% due 05/15/2043	5,218,000	5,867,599
2.88% due 08/15/2045	2,108,000	2,367,054
3.00% due 11/15/2044	2,461,000	2,829,574
3.00% due 05/15/2045	1,125,000	1,293,091
3.00% due 11/15/2045	4,864,000	5,592,841
3.13% due 11/15/2041	1,919,000	2,266,143
3.13% due 02/15/2042	547,000	646,358

3.13% due 02/15/2043	1,770,000	2,086,457
3.13% due 08/15/2044	1,728,000	2,034,044
3.38% due 05/15/2044	869,000	1,071,009
3.50% due 02/15/2039	1,764,000	2,226,223
3.63% due 08/15/2043	3,158,000	4,074,436
3.63% due 02/15/2044	2,706,000	3,489,049
3.75% due 08/15/2041	427,000	556,985
3.88% due 08/15/2040	1,626,000	2,158,071
4.25% due 05/15/2039	67,000	93,643
4.25% due 11/15/2040	1,100,000	1,540,257
4.38% due 02/15/2038	1,183,000	1,686,422
4.38% due 11/15/2039	1,271,000	1,806,607
4.38% due 05/15/2040	953,000	1,355,865
4.50% due 02/15/2036	1,604,000	2,310,387
4.63% due 02/15/2040	1,187,000	1,744,936
4.75% due 02/15/2041	1,123,000	1,684,983
5.25% due 11/15/2028	1,297,000	1,825,629
5.25% due 02/15/2029	1,966,000	2,779,893
5.38% due 02/15/2031	853,000	1,265,139
6.13% due 11/15/2027	544,000	803,038
6.25% due 08/15/2023	1,613,000	2,161,988
6.38% due 08/15/2027	1,217,000	1,818,749
6.75% due 08/15/2026	377,000	564,616
7.88% due 02/15/2021	1,267,000	1,661,948
8.13% due 08/15/2019	39,000	47,883
8.13% due 05/15/2021	13,000	17,410
8.75% due 05/15/2017	1,725,000	1,847,503
8.75% due 05/15/2020	1,035,000	1,344,893
8.75% due 08/15/2020	1,389,000	1,831,310
9.00% due 11/15/2018	3,770,000	4,515,457
9.13% due 05/15/2018	32,000	37,117
		92,389,337
United States Treasury Notes — 30.4%
0.13% due 04/15/2018 TIPS(11)	464,661	471,559
0.13% due 07/15/2024 TIPS(11)(19)	16,371,713	16,536,281
0.25% due 01/15/2025 TIPS(11)	19,861,650	20,164,222
0.38% due 07/15/2025 TIPS(11)(20)	4,065,343	4,186,035
0.50% due 04/30/2017	944,000	943,955
0.50% due 07/31/2017	2,917,000	2,916,090
0.63% due 05/31/2017	4,793,000	4,797,304
0.63% due 08/31/2017	12,809,000	12,820,502
0.63% due 11/30/2017	4,916,000	4,920,031
0.63% due 04/30/2018	2,441,000	2,442,621
0.75% due 06/30/2017	10,430,000	10,454,041
0.75% due 01/31/2018	408,000	409,100
0.75% due 02/28/2018	368,000	369,006
0.88% due 11/30/2016	5,103,000	5,113,461
0.88% due 01/31/2017	7,049,000	7,066,559
0.88% due 02/28/2017	4,356,000	4,367,234
0.88% due 07/31/2019	9,593,000	9,632,350
1.00% due 08/31/2016	1,558,000	1,559,804
1.00% due 10/31/2016	1,190,000	1,192,604
1.00% due 03/31/2017	6,007,000	6,029,298
1.00% due 06/30/2019	10,922,000	11,014,586
1.13% due 05/31/2019	5,211,000	5,274,918
1.13% due 12/31/2019	1,985,000	2,006,323
1.13% due 02/28/2021	8,000	8,056
1.25% due 11/30/2018	6,968,000	7,067,350
1.25% due 01/31/2019	18,191,000	18,459,608
1.25% due 01/31/2020	179,000	181,615
1.25% due 02/29/2020	7,378,000	7,488,095
1.38% due 07/31/2018	1,587,000	1,611,921
1.38% due 09/30/2018	7,787,000	7,915,665
1.38% due 12/31/2018	3,941,000	4,010,736
1.38% due 02/28/2019	6,215,000	6,327,889
1.38% due 03/31/2020	722,000	735,650
1.38% due 04/30/2020	261,000	265,914
1.38% due 05/31/2020	4,553,000	4,636,589
1.38% due 09/30/2020	387,000	394,029
1.38% due 01/31/2021	206,000	209,645
1.50% due 08/31/2018	4,979,000	5,072,939
1.50% due 01/31/2022	13,912,000	14,193,495
1.50% due 02/28/2023	4,797,000	4,866,705
1.63% due 08/15/2022	9,967,000	10,220,850
1.63% due 11/15/2022	13,867,000	14,194,178
1.63% due 02/15/2026	717,000	725,066
1.63% due 05/15/2026	111,000	112,357
1.75% due 10/31/2020	4,136,000	4,275,106
1.75% due 12/31/2020	69,000	71,375
1.75% due 05/15/2022	4,641,000	4,795,638
1.75% due 09/30/2022	325,000	335,296
1.75% due 05/15/2023	23,574,000	24,318,986
1.88% due 08/31/2017	3,079,000	3,126,389
1.88% due 10/31/2017	984,000	1,000,874
1.88% due 10/31/2022	967,000	1,004,812
2.00% due 05/31/2021	3,075,000	3,220,103
2.00% due 11/15/2021	4,434,000	4,647,905
2.00% due 07/31/2022	87,000	91,092
2.00% due 02/15/2023	9,939,000	10,410,327
2.00% due 02/15/2025	6,612,000	6,917,805
2.00% due 08/15/2025	5,300,000	5,540,779
2.13% due 06/30/2021	6,094,000	6,418,932
2.13% due 08/15/2021	7,667,000	8,079,699
2.13% due 06/30/2022	950,000	1,001,656
2.13% due 05/15/2025	4,792,000	5,061,737
2.25% due 11/15/2024	5,269,000	5,620,542
2.25% due 11/15/2025	773,000	824,694
2.38% due 05/31/2018	4,163,000	4,303,988
2.38% due 08/15/2024	5,657,000	6,089,229
2.50% due 08/15/2023	6,555,000	7,101,163
2.50% due 05/15/2024	478,000	519,172
2.63% due 08/15/2020	922,000	985,675
2.63% due 11/15/2020	2,646,000	2,834,940
2.75% due 02/15/2019	1,649,000	1,738,148
3.13% due 05/15/2019	2,092,000	2,235,988
3.13% due 05/15/2021	7,000	7,701
3.38% due 11/15/2019	816,000	886,667
3.50% due 05/15/2020	699,000	768,300
3.63% due 08/15/2019	19,000	20,694
3.63% due 02/15/2020	3,814,000	4,196,891
3.63% due 02/15/2021	3,869,000	4,329,806
4.00% due 08/15/2018	29,000	31,113
4.25% due 11/15/2017	69,000	72,472

4.50% due 05/15/2017	30,000	31,030
		376,302,960
Total U.S. Government Treasuries (cost $443,453,842)		468,692,297
MUNICIPAL BONDS & NOTES — 0.5%
Chicago Transit Authority Revenue Bonds Series A 6.90% due 12/01/2040	90,000	117,674
Chicago Transit Authority Revenue Bonds Series B 6.90% due 12/01/2040	690,000	892,377
Ohio State University Revenue Bonds Series A 4.80% due 06/01/2111	258,000	288,178
Port Authority of New York & New Jersey Revenue Bonds Series 174 4.46% due 10/01/2062	190,000	216,710
Port Authority of New York & New Jersey Revenue Bonds Series 168 4.93% due 10/01/2051	185,000	235,314
Puerto Rico Commonwealth Government Employees Retirement System Revenue Bonds Series A 6.15% due 07/01/2038(10)	2,400,000	936,000
Puerto Rico Commonwealth Government Employees Retirement System Revenue Bonds Series A 6.20% due 07/01/2039(10)	1,315,000	512,850
Puerto Rico Commonwealth Government Employees Retirement System Revenue Bonds Series B 6.55% due 07/01/2058(10)	290,000	113,100
State of California General Obligation Bonds 7.55% due 04/01/2039	590,000	932,654
State of California General Obligation Bonds 7.60% due 11/01/2040	655,000	1,054,609
State of California General Obligation Bonds 7.63% due 03/01/2040	310,000	490,033
State of Illinois General Obligation Bonds 5.10% due 06/01/2033	175,000	168,187
University of California Revenue Bonds Series H 6.55% due 05/15/2048	450,000	657,212
Total Municipal Bonds & Notes (cost $6,237,136)		6,614,898
LOANS(8)(9)(12) — 1.9%
Advertising Services — 0.1%
Advantage Sales & Marketing, Inc. FRS 1st Lien 4.25% due 07/23/2021	522,152	508,663
Aerospace/Defense-Equipment — 0.1%
TransDigm, Inc. FRS BTL-E 3.75% due 05/14/2022	666,968	657,797
Airlines — 0.0%
American Airlines, Inc. FRS BTL 3.50% due 04/28/2023	100,000	98,850
Applications Software — 0.0%
SS&C European Holdings SARL FRS BTL-B2 4.00% due 07/08/2022	18,742	18,719
SS&C Technologies, Inc. FRS BTL-B1 4.00% due 07/08/2022	141,055	140,879
Verint Systems, Inc. FRS BTL 3.50% due 09/06/2019	130,729	130,238
		289,836
Auto-Cars/Light Trucks — 0.0%
FCA US LLC FRS BTL-B 3.25% due 12/31/2018	129,520	129,455
Auto/Truck Parts & Equipment-Original — 0.0%
Tower Automotive Holdings USA, LLC FRS BTL 4.00% due 04/23/2020	97,300	96,327
Broadcast Services/Program — 0.0%
Univision Communications, Inc. FRS BTL-C4 4.00% due 03/01/2020	242,974	241,195
Building & Construction Products-Misc. — 0.0%
Summit Materials Co. I LLC FRS BTL 4.00% due 07/17/2022	99,000	98,691
Cable/Satellite TV — 0.1%
Charter Communications Operating LLC FRS BTL 3.50% due 01/24/2023	199,500	199,322

Neptune Finco Corp. FRS BTL 5.00% due 10/09/2022	230,000	230,173
Ziggo BV FRS BTL-B3 3.60% due 01/15/2022	137,171	133,856
Ziggo BV FRS BTL-B2 3.64% due 01/15/2022	83,404	81,388
Ziggo BV FRS BTL-B1 3.65% due 01/15/2022	129,425	126,297
		771,036
Casino Hotels — 0.0%
Caesars Entertainment Operating Co., Inc. FRS BTL-B6 1.50% due 03/01/2017(13)(14)	100,616	100,364
Cellular Telecom — 0.0%
LTS Buyer LLC FRS 1st Lien 4.00% due 04/13/2020	165,802	164,392
Chemicals-Plastics — 0.0%
Nexeo Solutions LLC BTL-B 5.50% due 06/09/2023	145,000	144,275
Chemicals-Specialty — 0.0%
Chemours Co. FRS BTL-B 3.75% due 05/12/2022	218,361	210,354
Minerals Technologies, Inc. FRS Term Loan B 3.75% due 05/09/2021	82,538	82,298
		292,652
Coal — 0.0%
Arch Coal, Inc. FRS DIP Delayed Draw 5.00% due 01/31/2017(13)(18)	55,000	54,381
Arch Coal, Inc. FRS BTL-B 7.50% due 05/16/2018(13)	244,317	111,775
		166,156
Commercial Services — 0.1%
Brand Energy & Infrastructure Services, Inc. FRS BTL-B 4.75% due 11/26/2020	185,250	180,016
Brickman Group, Ltd. FRS 1st Lien 4.00% due 12/18/2020	344,627	338,338
ServiceMaster Co. LLC FRS BTL-B 4.25% due 07/01/2021	439,887	439,612
		957,966
Commercial Services-Finance — 0.1%
TransUnion LLC FRS BTL-B2 3.50% due 04/09/2021	236,244	233,586
Wex, Inc. BTL-B 4.25% due 07/01/2023	300,000	298,500
		532,086
Computers-Periphery Equipment — 0.0%
CDW LLC FRS BTL –B 3.25% due 04/29/2020	245,560	245,253
Consumer Products-Misc. — 0.0%
Dell, Inc. FRS BTL-B 4.00% due 06/02/2023	140,000	139,456
Containers-Metal/Glass — 0.0%
Owens-Brockway Glass Container, Inc. FRS BTL-B 3.50% due 09/01/2022	118,500	118,006
Containers-Paper/Plastic — 0.1%
Berry Plastics Group, Inc., Series G FRS BTL 3.50% due 01/06/2021	577,179	572,670
Coveris Holdings SA FRS BTL-B1 4.50% due 05/08/2019	118,100	116,845
		689,515
Cosmetics & Toiletries — 0.0%
Coty, Inc. FRS BTL 3.75% due 10/27/2022	54,863	54,680
Galleria Co. FRS BTL-B 3.75% due 01/26/2023	110,000	109,725
		164,405
Data Processing/Management — 0.1%
First Data Corp. FRS BTL 4.20% due 07/08/2022	645,000	637,878
First Data Corp. FRS BTL 4.45% due 03/24/2021	451,821	449,900
		1,087,778
Diagnostic Equipment — 0.0%
Ortho-Clinical Diagnostics, Inc. FRS BTL-B 4.75% due 06/30/2021	112,550	105,891
Diagnostic Kits — 0.0%
Alere, Inc. FRS BTL-B 4.50% due 06/18/2022	249,370	247,851

Dialysis Centers — 0.0%
U.S. Renal Care, Inc. FRS BTL 5.25% due 12/31/2022	238,800	238,402
Direct Marketing — 0.0%
Acosta, Inc. FRS BTL 4.25% due 09/26/2021	128,057	122,934
Distribution/Wholesale — 0.0%
Beacon Roofing Supply, Inc. FRS BTL 4.00% due 10/01/2022	163,763	163,302
Univar, Inc. FRS BTL 4.25% due 07/01/2022	163,763	161,593
		324,895
Diversified Minerals — 0.0%
American Rock Salt Co. LLC FRS 1st Lien 4.75% due 05/20/2021	176,400	164,493
American Rock Salt Co. LLC FRS BTL 4.75% due 05/20/2021	123,426	115,249
		279,742
Electric-Integrated — 0.0%
Texas Competitive Electric Holdings Co. LLC FRS 1st Lien DIP 3.75% due 11/07/2016(13)	155,198	154,745
Electronic Components-Semiconductors — 0.1%
Avago Technologies Cayman Finance, Ltd. FRS BTL-B1 4.25% due 02/01/2023	264,338	264,117
NXP BV FRS BTL-D 3.25% due 01/11/2020	184,775	184,478
NXP BV FRS BTL-B 3.75% due 12/07/2020	114,638	114,781
ON Semiconductor Corp. FRS BTL-B 5.25% due 03/31/2023	110,000	110,472
		673,848
Electronic Measurement Instruments — 0.0%
Sensus USA, Inc. FRS BTL 6.50% due 04/05/2023	215,000	212,850
Entertainment Software — 0.0%
Activision Blizzard, Inc. FRS BTL-B 3.25% due 10/13/2020	31,875	31,906
Extended Service Contracts — 0.0%
Sedgwick Claims Management Services, Inc. FRS 1st Lien 3.75% due 03/01/2021	263,925	257,987
Sedgwick Claims Management Services, Inc. FRS 2nd Lien 6.75% due 02/28/2022	125,000	120,000
		377,987
Food-Baking — 0.0%
Hostess Brands LLC FRS 1st Lien 4.50% due 08/03/2022	133,988	133,786
Food-Meat Products — 0.0%
JBS USA LLC FRS BTL-B 4.00% due 10/30/2022	457,700	455,698
Food-Retail — 0.0%
Albertsons LLC FRS BTL-B 4.50% due 08/25/2021	153,261	152,902
Albertsons LLC FRS BTL-B 4.75% due 12/21/2022	99,750	99,643
		252,545
Gambling (Non-Hotel) — 0.0%
Scientific Games International, Inc. FRS BTL-B2 6.00% due 10/01/2021	152,675	150,289
Hotels/Motels — 0.0%
La Quinta Intermediate Holdings LLC FRS BTL-B 3.75% due 04/14/2021	115,594	112,559
Human Resources — 0.0%
On Assignment, Inc. FRS BTL 3.75% due 06/03/2022	190,691	190,532
Independent Power Producers — 0.1%
Calpine Corp. FRS BTL 3.64% due 05/31/2023	625,000	617,188
NRG Energy, Inc. FRS BTL-B 3.50% due 06/30/2023	243,719	242,872
		860,060
Insurance Brokers — 0.1%
HUB International, Ltd. FRS BTL-B 4.00% due 10/02/2020	342,125	336,423
USI, Inc. FRS BTL-B 4.25% due 12/27/2019	326,641	323,048
		659,471

Insurance-Property/Casualty — 0.1%
Asurion LLC FRS BTL-B2 4.25% due 07/08/2020	312,375	305,737
Asurion LLC FRS 2nd Lien 8.50% due 03/03/2021	305,000	293,435
		599,172
Internet Connectivity Services — 0.0%
Zayo Group LLC FRS BTL-B 3.75% due 05/06/2021	440,500	438,114
Investment Companies — 0.0%
Frank Russell Co. FRS BTL 6.75% due 06/01/2023	135,000	126,394
Investment Management/Advisor Services — 0.1%
SAM Finance Lux Sarl FRS BTL 4.25% due 12/17/2020	530,615	527,133
Leisure Games — 0.0%
Aristocrat International Pty, Ltd. FRS BTL-B 4.75% due 10/20/2021	126,692	126,692
Machinery-General Industrial — 0.1%
Gardner Denver, Inc. FRS BTL 4.25% due 07/30/2020	243,125	222,611
RBS Global, Inc. FRS 1st Lien 4.00% due 08/21/2020	323,324	319,838
		542,449
Medical Labs & Testing Services — 0.0%
American Renal Holdings, Inc. FRS 1st Lien 4.75% due 08/20/2019	191,006	190,131
Medpace Holdings, Inc. FRS 1st Lien 4.75% due 04/01/2021	70,755	70,401
		260,532
Medical-Drugs — 0.1%
Endo Lux Finance Co. FRS BTL 3.75% due 09/26/2022	363,175	357,079
PRA Holdings, Inc. FRS 1st Lien 4.50% due 09/23/2020	166,444	166,374
		523,453
Medical-HMO — 0.1%
MultiPlan, Inc. FRS BTL-B 5.00% due 06/07/2023	275,000	275,638
Opal Acquisition, Inc. FRS 1st Lien 5.00% due 11/27/2020	302,963	263,578
		539,216
Medical-Hospitals — 0.0%
Acadia Healthcare Co., Inc. FRS BTL-B 4.50% due 02/16/2023	119,400	118,803
CHS/Community Health Systems, Inc. FRS BTL-G 3.75% due 12/31/2019	36,145	35,100
CHS/Community Health Systems, Inc. FRS BTL-H 4.00% due 01/27/2021	171,418	166,790
		320,693
Medical-Wholesale Drug Distribution — 0.0%
Vizient, Inc. FRS First Lien 6.25% due 02/13/2023	159,600	160,132
Metal Processors & Fabrication — 0.0%
AFGlobal Corp. FRS 1st Lien 5.00% due 12/19/2019	97,261	54,953
Crosby US Acquisition Corp. FRS 1st Lien 4.00% due 11/23/2020	531,375	428,199
		483,152
Miscellaneous Manufacturing — 0.0%
Gates Global LLC FRS BTL-B 4.25% due 07/06/2021	174,296	165,309
Oil & Gas Drilling — 0.0%
Paragon Offshore Finance Co. FRS BTL-B 5.25% due 07/18/2021(13)	98,750	26,662
Seadrill Operating LP FRS BTL-B 4.00% due 02/21/2021	214,744	95,159
		121,821
Oil Companies-Exploration & Production — 0.0%
American Energy-Marcellus LLC FRS 1st Lien 5.25% due 08/04/2020	100,000	51,625
Templar Energy LLC FRS 2nd Lien 8.50% due 11/25/2020(23)	100,000	25,000
		76,625
Oil Companies-Integrated — 0.0%
Power Buyer LLC FRS BTL 4.25% due 05/06/2020	247,579	246,032

Oil Refining & Marketing — 0.0%
Western Refining, Inc. FRS BTL-B 5.25% due 11/12/2020	117,000	113,295
Physicians Practice Management — 0.0%
Envision Healthcare Corp. FRS BTL-B2 4.50% due 10/28/2022	129,350	129,304
Pipelines — 0.0%
Energy Transfer Equity LP FRS BTL 3.25% due 12/02/2019	280,500	270,262
Professional Sports — 0.1%
Delta 2 Lux Sarl FRS BTL-B3 4.75% due 07/30/2021	400,000	385,400
Delta 2 Lux Sarl FRS 2nd Lien 7.75% due 07/29/2022	120,000	113,200
		498,600
Real Estate Investment Trusts — 0.0%
MGM Growth Properties Operating Partnership LP FRS BTL-B 4.00% due 04/25/2023	294,263	294,630
Real Estate Management/Services — 0.0%
DTZ US Borrower LLC FRS 1st Lien 4.25% due 11/04/2021	247,500	244,159
Recreational Centers — 0.0%
Town Sports International LLC FRS BTL-B 4.50% due 11/15/2020	177,497	117,814
Research & Development — 0.0%
Pharmaceutical Product Development LLC FRS BTL-B 4.25% due 08/18/2022	224,047	222,031
Retail-Apparel/Shoe — 0.0%
Kate Spade & Co. FRS BTL-B 4.00% due 04/10/2021	181,763	179,490
Retail-Arts & Crafts — 0.0%
Michaels Stores, Inc. FRS BTL-B2 4.00% due 01/28/2020	80,603	80,485
Retail-Bedding — 0.0%
Serta Simmons Bedding LLC FRS BTL 4.25% due 10/01/2019	190,315	190,018
Retail-Discount — 0.1%
BJ’s Wholesale Club, Inc. FRS 1st Lien 4.50% due 09/26/2019	601,088	595,077
Retail-Leisure Products — 0.0%
Party City Holdings, Inc. FRS BTL-B 4.25% due 08/19/2022	283,839	281,356
Retail-Pet Food & Supplies — 0.0%
PetSmart, Inc. FRS BTL-B 4.25% due 03/11/2022	116,219	115,638
Retail-Sporting Goods — 0.0%
Bass Pro Group LLC FRS BTL 4.00% due 06/05/2020	153,063	150,288
Steel-Specialty — 0.0%
Signode Industrial Group US, Inc. FRS BTL-B 3.75% due 05/01/2021	90,759	89,908
Telecommunication Equipment — 0.0%
CommScope, Inc. FRS BTL 3.75% due 12/29/2022	119,100	119,063
Telephone-Integrated — 0.1%
Level 3 Financing, Inc. FRS BTL-B2 3.50% due 05/31/2022	425,000	422,875
Level 3 Financing, Inc. FRS BTL-B 4.00% due 01/15/2020	200,000	199,750
		622,625
Television — 0.1%
ION Media Networks, Inc. FRS BTL-B 4.75% due 12/18/2020	137,551	136,634
Tribune Media Co. FRS BTL 3.75% due 12/27/2020	616,202	613,635
		750,269
Transport-Equipment & Leasing — 0.0%
Fly Funding II Sarl FRS BTL-B 3.50% due 08/09/2019	113,750	113,252
Transport-Truck — 0.0%
Kenan Advantage Group, Inc. FRS Strip Delayed Draw 1.50% due 01/31/2017(18)	9,533	9,450
Kenan Advantage Group, Inc. FRS BTL 4.00% due 07/31/2022	64,513	63,948
Kenan Advantage Group, Inc. FRS BTL-B 4.00% due 07/31/2022	20,316	20,138
		93,536
Total Loans (cost $24,670,184)		23,808,164

FOREIGN GOVERNMENT OBLIGATIONS — 1.1%
Central Bank — 0.2%
Bank of Thailand Notes 1.49% due 02/23/2018	THB	54,190,000	1,539,938
Republic of Tunisie Senior Notes 5.75% due 01/30/2025	560,000		505,400
			2,045,338
Electric-Distribution — 0.0%
Hydro-Quebec Government Guar. Notes 1.38% due 06/19/2017	159,000		159,838
Sovereign — 0.9%
Abu Dhabi Government International Bond Senior Notes 2.13% due 05/03/2021*	940,000		950,763
Brazil Notas do Tesouro Nacional Notes 6.00% due 08/15/2016(11)	BRL	8,885,052	2,816,155
Brazil Notas do Tesouro Nacional Series B Notes 6.00% due 08/15/2022(11)	BRL	3,988,556	1,245,348
Government of Canada Senior Notes 0.88% due 02/14/2017	181,000		181,293
Oriental Republic of Uruguay Senior Notes 3.70% due 06/26/2037(11)	UYU	18,015,905	467,462
Oriental Republic of Uruguay Senior Notes 4.38% due 12/15/2028(11)	UYU	3,805	112
Republic of Argentina Senior Notes 2.26% due 12/31/2038(7)	EUR	935,000	636,059
Republic of Colombia Bonds 3.00% due 03/25/2033(11)	COP	1,334,082,377	398,706
Republic of Slovenia Senior Notes 5.50% due 10/26/2022	1,000,000		1,135,300
Republic of South Africa Bonds 8.50% due 01/31/2037	ZAR	5,075,000	312,871
Republic of South Africa Bonds 8.75% due 01/31/2044	ZAR	11,475,000	713,635
Republic of Turkey Bonds 7.10% due 03/08/2023	TRY	3,935,000	1,242,128
Republic of Venezuela Senior Bonds 6.00% due 12/09/2020	410,000		166,562
State of Qatar Senior Notes 4.63% due 06/02/2046*	340,000		369,640
United Mexican States Senior Notes 3.50% due 01/21/2021	310,000		327,050
United Mexican States Senior Notes 3.60% due 01/30/2025	210,000		219,450
United Mexican States Senior Bonds 4.75% due 03/08/2044	222,000		239,205
			11,421,739
Total Foreign Government Obligations (cost $12,982,396)			13,626,915
COMMON STOCKS — 0.0%
Insurance-Reinsurance — 0.0%
WMIH Corp.†	1,989		4,416
Television — 0.0%
ION Media Networks, Inc.†(6)(10)(21)	22		25,426
Total Common Stocks (cost $0)			29,842
PREFERRED SECURITIES — 0.1%
Electric-Distribution — 0.0%
Entergy Louisiana LLC 4.70%	7,606		193,116
Telecom Services — 0.1%
Qwest Corp. 6.13%	14,710		375,105
Total Preferred Securities (cost $557,871)			568,221
PREFERRED SECURITIES/CAPITAL SECURITIES — 1.3%
Banks-Commercial — 0.4%
Banco Bilbao Vizcaya Argentaria SA FRS 7.00% due 02/19/2019(10)(15)	EUR	800,000	762,883
Banco Bilbao Vizcaya Argentaria SA FRS 8.88% due 04/14/2021(10)(15)	EUR	200,000	218,907
Banco Bilbao Vizcaya Argentaria SA FRS 9.00% due 05/09/2018(10)(15)	800,000		796,626
Banco Santander SA FRS 6.25% due 03/12/2019(10)(15)	EUR	500,000	468,869
Banco Santander SA FRS 6.25% due 09/11/2021(15)	EUR	200,000	187,237
Bank of Ireland FRS 7.38% due 06/18/2020(10)(15)	EUR	700,000	718,377
Intesa Sanpaolo SpA FRS 7.70% due 09/17/2025*(15)	1,025,000		884,062
Rabobank Nederland FRS 5.50% due 06/29/2020(15)	EUR	575,000	607,796
Santander UK Group Holdings PLC FRS 7.38% due 06/24/2022(15)	GBP	425,000	524,753
			5,169,510

Banks-Fiduciary — 0.0%
State Street Capital Trust IV FRS 1.65% due 06/01/2077	300,000		250,599
Banks-Super Regional — 0.0%
Fifth Third Bancorp FRS Series J 4.90% due 09/30/2019(15)	209,000		182,875
Wells Fargo Capital X 5.95% due 12/01/2086	84,000		88,620
			271,495
Building Societies — 0.1%
Nationwide Building Society FRS 6.88% due 06/20/2019(15)	GBP	545,000	677,914
Diversified Banking Institutions — 0.6%
Barclays PLC FRS 8.00% due 12/15/2020(10)(15)	EUR	785,000	811,577
BNP Paribas SA FRS 7.63% due 03/30/2021*(15)	470,000		470,000
Credit Agricole SA FRS 6.50% due 06/23/2021(15)	EUR	410,000	427,698
Credit Agricole SA FRS 7.50% due 06/23/2026(10)(15)	GBP	100,000	119,180
Credit Agricole SA FRS 8.13% due 12/23/2025*(15)	825,000		819,360
Credit Suisse Group AG FRS 6.25% due 12/18/2024*(15)	1,735,000		1,632,770
HSBC Holdings PLC FRS 5.25% due 09/16/2022(15)	EUR	200,000	199,644
JPMorgan Chase & Co. FRS Series U 6.13% due 04/30/2024(15)	192,000		198,960
Lloyds Banking Group PLC FRS 7.00% due 06/27/2019(15)	GBP	225,000	281,559
Royal Bank of Scotland Group PLC FRS 7.50% due 08/10/2020(15)	520,000		475,800
Societe Generale SA FRS 8.25% due 11/29/2018(15)	740,000		732,600
UBS Group AG FRS 5.75% due 02/19/2022(15)	EUR	200,000	223,060
UBS Group AG FRS 6.88% due 03/22/2021(15)	450,000		439,875
UBS Group AG FRS 7.00% due 02/19/2025(15)	200,000		202,500
UBS Group AG FRS 7.13% due 02/19/2020(15)	600,000		595,500
UniCredit SpA FRS 8.00% due 06/03/2024(10)(15)	210,000		169,050
			7,799,133
Electric-Integrated — 0.0%
Dominion Resources, Inc. FRS 5.75% due 10/01/2054	123,000		122,385
Finance-Investment Banker/Broker — 0.0%
Lehman Brothers Holdings Capital Trust VII Escrow Security 5.86% due 11/30/2056†(10)	58,000		6
Finance-Other Services — 0.0%
National Rural Utilities Cooperative Finance Corp. FRS 4.75% due 04/30/2043	142,000		139,160
Food-Dairy Products — 0.0%
Land O’Lakes Capital Trust I 7.45% due 03/15/2028*	230,000		248,975
Insurance-Life/Health — 0.0%
Prudential Financial, Inc. FRS 5.38% due 05/15/2045	65,000		65,569
Prudential Financial, Inc. FRS 5.63% due 06/15/2043	167,000		174,151
			239,720
Insurance-Multi-line — 0.1%
MetLife Capital Trust IV 7.88% due 12/15/2067*	150,000		178,875
MetLife, Inc. 6.40% due 12/15/2066	189,000		201,761
			380,636
Insurance-Property/Casualty — 0.1%
ACE Capital Trust II 9.70% due 04/01/2030	250,000		363,750
Sompo Japan Insurance, Inc. FRS 5.33% due 03/28/2073*	450,000		491,400
			855,150
Pipelines — 0.0%
Transcanada Trust FRS 5.63% due 05/20/2075	83,000		76,568
Tools-Hand Held — 0.0%
Stanley Black & Decker, Inc. FRS 5.75% due 12/15/2053	284,000		297,490
Total Preferred Securities/Capital Securities (cost $17,919,009)			16,528,741
Total Long-Term Investment Securities (cost $1,287,065,600)			1,333,460,827

REPURCHASE AGREEMENTS — 2.2%
Agreement with State Street Bank and Trust Co., bearing interest at 0.01%, dated 06/30/2016, to be repurchased 07/01/2016 in the amount of $2,735,001 and collateralized by $2,530,000 of United States Treasury Notes, bearing interest at 3.50% due 05/15/2020 and having an approximate value of $2,790,906	$2,735,000	2,735,000
Agreement with State Street Bank and Trust Co., bearing interest at 0.01%, dated 06/30/2016, to be repurchased 07/01/2016 in the amount of $16,562,005 and collateralized by $15,965,000 of United States Treasury Notes, bearing interest at 2.13% due 09/30/2021 and having an approximate value of $16,894,993	16,562,000	16,562,000
Bank of America Securities LLC Joint Repurchase Agreement(17)	1,830,000	1,830,000
Barclays Capital, Inc. Joint Repurchase Agreement(17)	915,000	915,000
BNP Paribas SA Joint Repurchase Agreement(17)	1,830,000	1,830,000
Deutsche Bank AG Joint Repurchase Agreement(17)	1,690,000	1,690,000
RBS Securities, Inc. Joint Repurchase Agreement(17)	2,200,000	2,200,000
Total Repurchase Agreements (cost $27,762,000)		27,762,000
TOTAL INVESTMENTS (cost $1,314,827,600)(22)	109.9%	1,361,222,827
Liabilities in excess of other assets	(9.9)	(123,178,322)
NET ASSETS	100.0%	$1,238,044,505

*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At June 30, 2016, the aggregate value of these securities was $158,333,958 representing 12.8% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.

†	Non-income producing security
(1)	Collateralized Mortgage Obligation
(2)	Collateralized Loan Obligation
(3)	Commercial Mortgage Backed Security
(4)	Interest Only
(5)	“Step-down” security where the rate decreases (“steps-down”) at a predetermined rate. Rate shown reflects the decreased rate.
(6)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs (see Note 1).
(7)	“Step-up” security where the rate increases (“steps-up”) at a predetermined rate. Rate shown reflects the increased rate.
(8)

The Portfolio invests in senior loans which generally pay interest at rates which are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major European banks, such as the London Inter-Bank Offer Rate (“LIBOR”) or the prime rate offered by one or more major United States banks, or the certificate of deposit rate. Senior loans are generally considered to be restrictive in that the Portfolio is ordinarily contractually obligated to receive approval from the Agent Bank and/or borrower prior to the disposition of a senior loan.

(9)

Senior loans in the Portfolio are generally subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments may occur. As a result, the actual remaining maturity may be substantially less than the stated maturities shown.

(10)	Illiquid security. At June 30, 2016, the aggregate value of these securities was $10,113,008 representing 0.8% of net assets.
(11)	Principal amount of security is adjusted for inflation.
(12)	All loans in the portfolio were purchased through assignment agreements unless otherwise indicated.
(13)	Company has filed for bankruptcy protection.
(14)	Security in default of interest.
(15)	Perpetual maturity — maturity date reflects the next call date.
(16)	Denominated in United States dollars unless otherwise indicated.
(17)	See Note 2 for details of Joint Repurchase Agreements.
(18)	All or a portion of this holding is subject to unfunded loan commitments. Interest rate will be determined at the time of funding (see Note 5).
(19)	The security or a portion thereof was pledged as collateral to cover margin requirements for open swap contracts.
(20)	The security or a portion thereof was pledged as collateral to cover margin requirements for open future contracts.
(21)

Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 1. Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of June 30, 2016, the Diversified Fixed Income Portfolio held the following restricted securities:

Description	Acquisition Date	Shares	Acquisition Cost	Value	Value Per Share	% of Net Assets

Common Stocks
ION Media Networks, Inc.	03/05/2014	22	$0	$25,426	$1,155.74	0.00%

(22)	See Note 4 for cost of investments on a tax basis.
(23)	Subsequent to June 30, 2016 security in default.
(24)	Security in default of principal and interest.
BRL	— Brazilian Real
BTL	— Bank Term Loan

CLO	— Collateralized Loan Obligation
COP	— Colombian Peso
EUR	— Euro
GBP	— Pound Sterling
TBA

— Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement date.

THB	— Thailand Baht
TIPS	— Treasury Inflation Protected Securities
TRY	— Turkish Lira
UYU	— Uruguayan Peso
ZAR	— South African Rand
FRS	— Floating Rate Security
VRS	— Variable Rate Security

The rates shown on FRS and VRS are the current interest rates at June 30, 2016 and unless noted otherwise, the dates shown are the original maturity date.

Futures Contracts
Number						Unrealized
of			Expiration	Value at	Value as of	Appreciation
Contracts	Type	Description	Month	Trade Date	June 30, 2016	(Depreciation)
38	Short	Euro-Bund	September 2016	6,854,475	7,047,533	(193,058)
36	Long	U.S. Treasury Long Bonds	September 2016	5,856,442	6,204,375	347,933
53	Long	U.S. Treasury 2 Year Notes	September 2016	11,542,363	11,624,391	82,028
694	Long	U.S. Treasury 5 Year Notes	September 2016	83,464,009	84,781,860	1,317,851
588	Short	U.S. Treasury 10 Year Notes	September 2016	76,392,464	78,194,813	(1,802,349)
56	Short	U.S. Treasury Ultra Long Bonds	September 2016	10,351,731	10,437,000	(85,269)
133	Short	U.S. Treasury 10 Year Ultra Bond	September 2016	18,673,282	19,374,359	(701,077)
						$(1,033,941)

Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized Depreciation
Bank of America, N.A.	EUR	199,000	USD	222,098	07/29/2016	$1,065	$—
	EUR	1,110,000	USD	1,198,332	03/15/2017	—	(45,531)
	MXN	52,660,000	USD	2,987,479	07/20/2016	111,154	—
	THB	36,780,000	USD	1,044,441	09/21/2016	—	(898)
	TRY	3,488,000	USD	1,164,025	09/21/2016	—	(26,107)
	USD	423,881	EUR	370,000	03/15/2017	—	(9,260)
	ZAR	3,516,000	USD	235,617	07/20/2016	—	(2,389)
						112,219	(84,185)
Bank of Montreal	EUR	95,000	USD	107,056	07/29/2016	1,537	—
	GBP	15,000	USD	21,972	07/29/2016	1,999	—
						3,536	—
Barclays Bank PLC	USD	1,045,094	THB	36,850,000	09/21/2016	2,235	—

BNP Paribas SA	BRL	2,315,000	USD	670,529	08/17/2016	—	(40,705)
	GBP	1,244,000	USD	1,638,783	07/29/2016	—	(17,623)
						—	(58,328)
Calyon Bank	BRL	1,980,000	USD	616,861	07/05/2016	480	—
	BRL	1,980,000	USD	585,660	08/02/2016	—	(25,375)
	USD	590,164	BRL	1,980,000	07/05/2016	26,217	—
						26,697	(25,375)
Citibank N.A.	THB	54,386,000	USD	1,538,936	09/21/2016	—	(6,790)
	USD	599,400	EUR	540,000	03/15/2017	5,722	—
						5,722	(6,790)
Deutsche Bank AG	CNY	2,695,000	USD	408,953	07/28/2016	4,507	—
	IDR	5,889,750,000	USD	431,484	09/21/2016	—	(10,570)
						4,507	(10,570)
Goldman Sachs International	BRL	2,905,000	USD	768,275	07/05/2016	—	(136,062)
	CNY	470,000	USD	71,483	07/28/2016	949	—
	USD	905,041	BRL	2,905,000	07/05/2016	—	(704)
	USD	1,739,313	IDR	23,559,000,000	09/21/2016	28,900	—
						29,849	(136,766)
HSBC Bank USA	IDR	11,779,500,000	USD	867,735	09/21/2016	—	(16,372)
	UYU	14,434,000	USD	456,411	09/28/2016	217	—
						217	(16,372)
JPMorgan Chase Bank	EUR	4,415,000	USD	4,871,202	07/29/2016	—	(32,618)
	USD	504,865	CNY	3,165,000	07/28/2016	—	(29,885)
	USD	220,644	EUR	200,000	07/29/2016	1,499	—
	USD	79,240	GBP	60,000	07/29/2016	651	—
	ZAR	11,860,000	USD	765,229	07/20/2016	—	(37,603)
						2,150	(100,106)
Morgan Stanley and Co., Inc.	BRL	925,000	USD	288,180	07/05/2016	224	—
	BRL	8,730,000	USD	2,341,890	08/17/2016	—	(340,215)
	USD	261,204	BRL	925,000	07/05/2016	26,752	—
						26,976	(340,215)
Royal Bank of Canada	USD	2,812,583	MXN	52,660,000	07/20/2016	63,742	—
	USD	365,243	EUR	330,000	07/29/2016	1,294	—
						65,036	—
Standard Chartered Bank	IDR	5,889,750,000	USD	432,117	09/21/2016	—	(9,937)

State Street Bank and Trust Co.	COP	1,172,300,000	USD	391,158	07/21/2016	—	(8,723)

UBS AG	EUR	560,000	USD	636,251	09/21/2016	13,032	—
	USD	229,324	EUR	200,000	03/15/2017	—	(5,204)
						13,032	(5,204)
Net Unrealized Appreciation (Depreciation)						$292,176	$(802,571)

BRL — Brazilian Real

CNY — Chinese Yuan

COP — Colombian Peso

EUR — Euro Dollar

GBP — Pound Sterling

IDR — Indonesian Rupiah

MXN — Mexican Peso

THB — Thailand Baht

TRY — Turkish Lira

USD — United States Dollar

UYU — Uruguayan Peso

ZAR — South African Rand

Over the Counter Credit Default Swaps on Credit Indicies and Sovereign Issues — Buy Protection(1)
Reference Obligation	Fixed Deal (Pay) Rate	Termination Date	Counterparty	Implied Credit Spread at June 30, 2016(2)	Notional Amount(000’s)(3)	Value at June 30, 2016(4)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)

Federative Republic of Brazil Senior Notes 4.25% due 01/07/2025	(1.00)%	06/20/2021	Goldman Sachs International	3.08%	$515	$49,091	$57,555	$(8,464)
Markit CDX Emerging Market Index	(1.00)	06/20/2021	Goldman Sachs International	2.67	627	47,350	54,541	(7,191)
Markit CDX Emerging Markets Index	(1.00)	06/20/2021	Bank of America	2.67	832	62,831	71,725	(8,894)
Republic of Colombia Senior Notes 10.38% due 01/28/2033	(1.00)	06/20/2021	Goldman Sachs International	2.02	355	16,995	21,703	(4,708)
United Mexican States Senior Notes 5.95% due 03/19/2019	(1.00)	06/20/2018	Goldman Sachs International	0.71	585	(3,295)	(2,297)	(998)
United Mexican States Senior Notes 5.95% due 03/19/2019	(1.00)	06/20/2018	Goldman Sachs International	0.71	585	(3,295)	(1,837)	(1,458)
						$169,677	$201,390	$(31,713)

Centrally Cleared Credit Default Swaps on Credit Indicies — Buy Protection(1)
Reference Obligation	Fixed Deal (Pay) Rate	Termination Date	Counterparty	Implied Credit Spread at June 30, 2016(2)	Notional Amount(000’s)(3)	Value at June 30, 2016(4)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Markit CDX North America High Yield Index	(1.00)	06/20/2021	Goldman Sachs International	2.67%	$17,130	$1,293,622	$1,374,239	(80,617)
Markit CDX North America High Yield Index	(5.00)%	06/20/2021	Goldman Sachs International	4.29	15,218	(460,305)	(315,424)	(144,881)
						$833,317	$1,058,815	$(225,498)

Centrally Cleared Credit Default Swaps on Credit Indicies — Sell Protection(5)
Reference Obligation	Fixed Deal (Pay) Rate	Termination Date	Counterparty	Implied Credit Spread at June 30, 2016(2)	Notional Amount(000’s)(3)	Value at June 30, 2016(4)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)

Markit CDX North America Investment Grade Index	1.00%	06/20/2021	Goldman Sachs International	0.79%	$4,924	$(49,575)	$(44,848)	(4,727)
Markit ITRAXX Europe Crossover Index	5.00	06/20/2021	Goldman Sachs International	3.66	2,784	(180,662)	(170,638)	(10,024)
Markit ITRAXX Europe Index	1.00	06/20/2021	Goldman Sachs International	0.84	10,229	$(89,585)	$(78,031)	(11,554)
						$(319,822)	$(293,517)	$(26,305)

(1) If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2) Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

(3) The maximum potential amount the Portfolio could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4) The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement have been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5) If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2016 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs	Level 3- Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Asset Backed Securities	$—	$140,895,319	$—	$140,895,319
U.S. Corporate Bonds & Notes:
Airlines	—	333,272	14,646	347,918
Finance-Investment Banker/Broker	—	362,526	23	362,549
Gambling (Non-Hotel)	—	109,687	16	109,703
Other Industries	—	334,841,023	—	334,841,023
Foreign Corporate Bonds & Notes	—	57,962,871	—	57,962,871
U.S. Government Agencies	—	269,072,366	—	269,072,366
U.S. Government Treasuries	—	468,692,297	—	468,692,297
Municipal Bond & Notes	—	6,614,898	—	6,614,898
Loans:
Oil & Gas Drilling	—	95,159	26,662	121,821
Other Industries	—	23,686,343	—	23,686,343
Foreign Government Obligations	—	13,626,915	—	13,626,915
Common Stocks:
Insurance-Reinsurance	4,416	—	—	4,416
Television	—	—	25,426	25,426
Preferred Securities	568,221	—	—	568,221
Preferred Securities/Capital Securities:
Finance-Investment Banker/Broker	—	—	6	6
Other Industries	—	16,528,735	—	16,528,735
Repurchase Agreements	—	27,762,000	—	27,762,000
Total Investments at Value	$572,637	$1,360,583,411	$66,779	$1,361,222,827

Other Financial Instruments:+
Futures Contracts	$1,747,812	$—	$—	$1,747,812
Forward Foreign Currency Contracts	—	292,176	—	292,176
Total Other Financial Instruments	$1,747,812	$292,176	$—	$2,039,988

LIABILITIES:
Other Financial Instruments:+
Futures Contracts	$2,781,753	$—	$—	$2,781,753
Forward Foreign Currency Contracts	—	802,571	—	802,571
Over the Counter Credit Default Swaps on Credit Indicies and Sovereign Issues - Buy Protection	—	31,713	—	31,713
Centrally Cleared Credit Default Swaps on Credit Indicies - Buy Protection	—	225,498	—	225,498
Centrally Cleared Credit Default Swaps on Credit Indicies - Sell Protection	—	26,305	—	26,305
Total Other Financial Instruments	$2,781,753	$1,086,087	$—	$3,867,840

* For a detailed presentation of investments, please refer to the Portfolio of Investments.

+ Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no material transfers between Levels during the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Portfolio.

See Notes to Portfolio of Investments

SEASONS SERIES TRUST REAL RETURN PORTFOLIO

Portfolio of Investments — June 30, 2016 — (unaudited)

Security Description	Shares/ Principal Amount(7)		Value (Note 1)
FOREIGN GOVERNMENT OBLIGATIONS(1) — 39.3%
Sovereign — 39.3%
Bundesrepublik Deutschland Bonds 0.10% due 04/15/2023	EUR	11,742,370	$14,027,267
Government of Australia Senior Bonds 1.00% due 11/21/2018	AUD	5,996,365	4,489,125
Government of Australia Senior Notes 3.00% due 09/20/2025	AUD	4,689,338	3,079,526
Government of Australia Senior Bonds 4.00% due 08/20/2020	AUD	18,396,000	15,703,816
Government of Canada Bonds 4.25% due 12/01/2021	CAD	13,743,291	13,404,270
Government of France Bonds 0.25% due 07/25/2024	EUR	14,315,278	17,385,098
Government of France Bonds 1.10% due 07/25/2022	EUR	15,770,018	19,721,132
Government of France Bonds 1.30% due 07/25/2019	EUR	11,126,603	13,267,652
Government of France Bonds 2.10% due 07/25/2023	EUR	6,569,214	8,894,432
Government of New Zealand Senior Bonds 2.00% due 09/20/2025	NZD	16,702,753	12,448,688
Government of Spain Senior Notes 0.55% due 11/30/2019*	EUR	7,989,072	9,147,984
Government of Spain Senior Notes 1.80% due 11/30/2024*	EUR	3,990,034	4,915,349
Italy Buoni Poliennali Del Tesoro Bonds 2.10% due 09/15/2021	EUR	719,863	888,660
Italy Buoni Poliennali Del Tesoro Senior Bonds 2.35% due 09/15/2024*	EUR	18,997,761	24,215,661
Italy Buoni Poliennali Del Tesoro Senior Notes 2.60% due 09/15/2023	EUR	1,324,376	1,718,845
United Kingdom Gilt Treasury Bonds 1.50% due 01/22/2021	GBP	8,434,000	11,787,192
United Kingdom Inflation Linked Gilt Treasury Bonds 1.88% due 11/22/2022	GBP	11,534,234	19,195,215
United Kingdom Inflation Linked Gilt Treasury Bonds 2.50% due 04/16/2020	GBP	11,203,414	17,472,018
United Kingdom Inflation Linked Gilt Treasury Bonds 2.50% due 07/17/2024	GBP	9,584,102	17,070,532
Total Foreign Government Obligations (cost $246,560,535)			228,832,462

U.S. GOVERNMENT TREASURIES(1) — 54.3%
United States Treasury Bonds — 9.0%
2.38% due 01/15/2025 TIPS	14,112,503		16,850,286
2.38% due 01/15/2027 TIPS	3,525,505		4,325,217
2.50% due 01/15/2029 TIPS	24,715,628		31,315,467
			52,490,970
United States Treasury Notes — 45.3%
0.13% due 04/15/2019 TIPS	6,421,650		6,557,358
0.13% due 01/15/2022 TIPS	21,202,216		21,608,599
0.13% due 07/15/2022 TIPS	22,922,349		23,438,698
0.13% due 01/15/2023 TIPS	36,836,765		37,325,037
0.13% due 07/15/2024 TIPS	31,319,842		31,634,669
0.38% due 07/15/2023 TIPS	23,355,024		24,147,810
0.63% due 07/15/2021 TIPS	30,405,926		32,000,261
0.63% due 01/15/2024 TIPS	29,373,699		30,751,737
1.13% due 01/15/2021 TIPS	12,674,592		13,556,199
1.38% due 07/15/2018 TIPS	3,562,155		3,735,949
1.63% due 01/15/2018 TIPS	37,434,908		38,850,920
			263,607,237
Total U.S. Government Treasuries (cost $310,615,741)			316,098,207
COMMON STOCKS — 0.0%
Printing-Commercial — 0.0%
Quad/Graphics, Inc. (cost $0)	11		256
WARRANTS† — 0.1%
Television — 0.1%
ION Media Networks, Inc. Expires 12/18/2016 (strike price $0.01) (2)(3)(4)	117		135,220
ION Media Networks, Inc. Expires 12/18/2016 (strike price $0.01)(2)(3)(4)	116		134,065
Total Warrants (cost $0)			269,285
Total Long-Term Investment Securities (cost $557,176,276)			545,200,210

REPURCHASE AGREEMENTS — 5.2%
Bank of America Securities LLC Joint Repurchase Agreement(5)	$6,595,000		6,595,000
Barclays Capital, Inc. Joint Repurchase Agreement(5)	3,295,000		3,295,000
BNP Paribas SA Joint Repurchase Agreement(5)	6,595,000		6,595,000
Deutsche Bank AG Joint Repurchase Agreement(5)	6,095,000		6,095,000
RBS Securities, Inc. Joint Repurchase Agreement(5)	7,935,000		7,935,000
Total Repurchase Agreements (cost $30,515,000)			30,515,000
TOTAL INVESTMENTS (cost $587,691,276)(6)	98.9%		575,715,210
Other assets less liabilities	1.1		6,221,129
NET ASSETS	100.0%		$581,936,339

1

*                                         Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At June 30, 2016, the aggregate value of these securities was $38,278,994 representing 6.6% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.

†                                         Non-income producing security

(1)                                 Principal amount of security is adjusted for inflation.

(2)                                 Illiquid security. At June 30, 2016, the aggregate value of these securities was $269,285 representing 0.0% of net assets.

(3)                                 Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs (see Note 1).

(4)                                 Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 1. Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of June 30, 2016, the Real Return Portfolio held the following restricted securities:

Description	Acquisition Date	Shares	Acquisition Cost	Value	Value Per Share	% of Net Assets

Warrants

ION Media Networks, Inc. Expires 12/18/2016 (strike price $0.01)	03/01/2011	117	$0	$135,220	$1,155.73	0.03%

ION Media Networks, Inc. Expires 12/18/2016 (strike price $0.01)	11/11/2010	116	0	134,065	1,155.73	0.02

				$269,285		0.05%

(5)                                 See Note 2 for details of Joint Repurchase Agreements.

(6)                                 See Note 4 for cost of investments on a tax basis.

(7)                                 Denominated in United States dollars unless otherwise indicated.

AUD — Australian Dollar

CAD — Canadian Dollar

EUR — Euro Dollar

GBP — Pound Sterling

NZD — New Zealand Dollar

TIPS — Treasury Inflation Protected Securities

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of June 30, 2016	Unrealized Appreciation (Depreciation)
35	Short	Euro-Bund	September 2016	$6,313,300	$6,491,149	$(177,849)
110	Long	U.S. Treasury 5 Year Notes	September 2016	13,202,873	13,438,047	235,174
201	Short	U.S. Treasury 10 Year Notes	September 2016	26,019,668	26,729,859	(710,191)
						$(652,866)

Forward Foreign Currency Contracts

Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized Depreciation
Bank of America, N.A.	AUD	12,540,000	USD	9,361,173	07/29/2016	$17,123	$—
	GBP	245,000	USD	326,422	07/29/2016	200	—
						17,323	—
BNP Paribas SA	AUD	7,838,000	USD	5,847,187	07/29/2016	6,784	—
	GBP	47,770,000	USD	62,929,810	07/29/2016	—	(676,716)
						6,784	(676,716)
Citibank N.A.	GBP	1,440,000	USD	1,925,199	07/29/2016	7,816	—
Commonwealth Bank of Australia Sydney	NZD	1,486,000	USD	1,060,839	07/29/2016	1,144	—

Deutsche Bank AG	EUR	103,101,000	USD	113,736,899	07/29/2016	—	(779,234)

Morgan Stanley and Co., Inc.	NZD	415,000	USD	291,199	07/29/2016	—	(4,745)
	NZD	14,038,000	USD	10,038,939	09/21/2016	55,078	—
						55,078	(4,745)
National Australia Bank Limited	NZD	743,000	USD	530,218	07/29/2016	370	—

Royal Bank of Canada	AUD	10,972,000	USD	8,174,107	07/29/2016	—	(1,564)
	CAD	17,366,000	USD	13,545,314	07/29/2016	102,317	—
						102,317	(1,564)
State Street Bank and Trust Co.	NZD	742,000	USD	529,318	07/29/2016	183	—

Net Unrealized Appreciation(Depreciation)						$191,015	$(1,462,259)

AUD — Australian Dollar

CAD — Canadian Dollar

EUR — Euro Dollar

GBP — Pound Sterling

NZD — New Zealand Dollar

USD — United States Dollar

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2016 (see Note 1):

	Level 1 - Unadjusted	Level 2 - Other	Level 3 - Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Foreign Government Obligations	$—	$228,832,462	$—	$228,832,462
U.S. Government Treasuries	—	316,098,207	—	316,098,207
Common Stocks	256	—	—	256
Warrants	—	—	269,285	269,285
Repurchase Agreements	—	30,515,000	—	30,515,000
Total Investments at Value	$256	$575,445,669	$269,285	$575,715,210

Other Financial Instruments:+
Futures Contracts	$235,174	$—	$—	$235,174
Forward Foreign Currency Contracts	—	191,015	—	191,015
Total Other Financial Instruments	$235,174	$191,015	$—	$426,189

LIABILITIES:
Other Financial Instruments:+
Futures Contracts	$888,040	$—	$—	$888,040
Forward Foreign Currency Contracts	—	1,462,259	—	1,462,259
Total Other Financial Instruments	$888,040	$1,462,259	$—	$2,350,299

* For a detailed presentation of investments, please refer to the Portfolio of Investments.

+ Other financial instruments are derivative instruments, not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

At the beginning and end of the reporting period, Level 3 investments were not considered a material portion of the Portfolio.

See Notes to Portfolio of Investments

2

SEASONS SERIES TRUST SA COLUMBIA FOCUSED GROWTH PORTFOLIO

Portfolio of Investments — June 30, 2016 — (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCKS — 99.2%
Applications Software — 6.4%
Salesforce.com, Inc.†	52,342	$4,156,478
ServiceNow, Inc.†	93,445	6,204,748
		10,361,226
Athletic Footwear — 3.9%
NIKE, Inc., Class B	113,438	6,261,778
Auto/Truck Parts & Equipment-Original — 3.9%
Mobileye NV†	137,206	6,330,685
Beverages-Non-alcoholic — 4.5%
Monster Beverage Corp.†	45,364	7,290,448
Coatings/Paint — 2.5%
Sherwin-Williams Co.	13,909	4,084,656
Computer Services — 1.3%
Cognizant Technology Solutions Corp., Class A†	36,984	2,116,964
Drug Delivery Systems — 2.3%
DexCom, Inc.†	46,354	3,677,263
E-Commerce/Products — 8.6%
Alibaba Group Holding, Ltd. ADR†	85,768	6,821,129
Amazon.com, Inc.†	9,864	7,058,876
		13,880,005
E-Commerce/Services — 7.0%
MercadoLibre, Inc.	38,422	5,404,823
Priceline Group, Inc.†	4,683	5,846,304
		11,251,127
Electronic Forms — 3.1%
Adobe Systems, Inc.†	51,830	4,964,796
Entertainment Software — 3.4%
Activision Blizzard, Inc.	138,436	5,486,219
Finance-Credit Card — 3.2%
Visa, Inc., Class A	69,078	5,123,515
Finance-Investment Banker/Broker — 1.5%
Charles Schwab Corp.	95,406	2,414,726
Finance-Other Services — 2.5%
Intercontinental Exchange, Inc.	15,779	4,038,793
Internet Application Software — 3.5%
Splunk, Inc.†	103,841	5,626,105
Internet Content-Entertainment — 3.5%
Facebook, Inc., Class A†	49,233	5,626,347
Lighting Products & Systems — 2.6%
Acuity Brands, Inc.	16,678	4,135,477
Medical Instruments — 2.3%
Edwards Lifesciences Corp.†	37,684	3,758,225
Medical-Biomedical/Gene — 19.1%
Alexion Pharmaceuticals, Inc.†	39,496	4,611,553
Biogen, Inc.†	18,191	4,398,948
Celgene Corp.†	52,582	5,186,163
Illumina, Inc.†	37,671	5,288,255
Intercept Pharmaceuticals, Inc.†	38,292	5,463,502
Vertex Pharmaceuticals, Inc.†	67,817	5,833,618
		30,782,039
Medical-Drugs — 7.7%
Bristol-Myers Squibb Co.	102,247	7,520,267
Novo Nordisk A/S ADR	90,380	4,860,636
		12,380,903
Networking Products — 2.9%
Palo Alto Networks, Inc.†	37,914	4,649,773
Retail-Drug Store — 2.3%
CVS Health Corp.	39,401	3,772,252
Retail-Restaurants — 1.2%
Starbucks Corp.	33,077	1,889,358
Total Long-Term Investment Securities (cost $163,582,654)		159,902,680
REPURCHASE AGREEMENTS — 1.0%
Agreement with State Street Bank and Trust Co., bearing interest at 0.01% dated 06/30/2016, to be repurchased 07/01/2016 in the amount of $1,581,000 and collateralized by $1,525,000 of United States Treasury Notes, bearing interest at 2.13% due 09/30/2021 and having an approximate value of $1,613,834 (cost $1,581,000)	$1,581,000	1,581,000
TOTAL INVESTMENTS (cost $165,163,654)(1)	100.2%	161,483,680
Liabilities in excess of other assets	(0.2)	(265,263)
NET ASSETS	100.0%	$161,218,417

†                                         Non-income producing security

(1)                                 See Note 4 for cost of investments on a tax basis.

ADR — American Depositary Receipt

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2016 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs	Level 3-Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$159,902,680	$—	$—	$159,902,680
Repurchase Agreements	—	1,581,000	—	1,581,000
Total Investments at Value	$159,902,680	$1,581,000	$—	$161,483,680

* For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

1

SEASONS SERIES TRUST SA COLUMBIA FOCUSED VALUE PORTFOLIO

Portfolio of Investments — June 30, 2016 — (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCKS — 95.5%
Aerospace/Defense-Equipment — 2.0%
United Technologies Corp.	70,000	$7,178,500
Banks-Super Regional — 2.6%
Wells Fargo & Co.	200,000	9,466,000
Chemicals-Diversified — 2.4%
FMC Corp.	185,000	8,567,350
Computer Services — 2.1%
Teradata Corp.†	300,000	7,521,000
Diversified Banking Institutions — 10.1%
Bank of America Corp.	800,000	10,616,000
Citigroup, Inc.	185,000	7,842,150
JPMorgan Chase & Co.	125,000	7,767,500
Morgan Stanley	400,000	10,392,000
		36,617,650
Electric-Integrated — 7.9%
AES Corp.	950,000	11,856,000
NextEra Energy, Inc.	130,000	16,952,000
		28,808,000
Electronic Components-Misc. — 3.7%
Corning, Inc.	650,000	13,312,000
Food-Meat Products — 3.3%
Tyson Foods, Inc., Class A	181,500	12,122,385
Instruments-Controls — 3.2%
Honeywell International, Inc.	100,000	11,632,000
Insurance-Life/Health — 4.6%
Prudential Financial, Inc.	100,000	7,134,000
Unum Group	300,000	9,537,000
		16,671,000
Insurance-Multi-line — 2.5%
MetLife, Inc.	225,000	8,961,750
Medical Products — 2.2%
Baxter International, Inc.	175,000	7,913,500
Medical-Drugs — 3.2%
Bristol-Myers Squibb Co.	159,700	11,745,935
Medical-HMO — 3.0%
Humana, Inc.	60,000	10,792,800
Oil Companies-Exploration & Production — 2.3%
Anadarko Petroleum Corp.	160,627	8,553,388
Oil Companies-Integrated — 2.9%
Chevron Corp.	63,704	6,678,090
Marathon Oil Corp.	250,000	3,752,500
		10,430,590
Oil Refining & Marketing — 2.9%
Marathon Petroleum Corp.	125,000	4,745,000
Valero Energy Corp.	115,000	5,865,000
		10,610,000
Oil-Field Services — 2.5%
Halliburton Co.	205,000	9,284,450
Pharmacy Services — 2.6%
Express Scripts Holding Co.†	125,000	9,475,000
Pipelines — 0.8%
Williams Cos., Inc.	130,000	2,811,900
Retail-Building Products — 2.8%
Lowe’s Cos., Inc.	129,600	10,260,432
Retail-Discount — 2.6%
Costco Wholesale Corp.	60,000	9,422,400
Retail-Major Department Stores — 1.1%
Nordstrom, Inc.	102,100	3,884,905
Semiconductor Components-Integrated Circuits — 3.5%
QUALCOMM, Inc.	240,000	12,856,800
Semiconductor Equipment — 4.3%
Applied Materials, Inc.	650,000	15,580,500
Telecommunication Equipment — 1.9%
Juniper Networks, Inc.	300,000	6,747,000
Telephone-Integrated — 4.5%
Verizon Communications, Inc.	290,000	16,193,600
Tobacco — 5.3%
Altria Group, Inc.	134,000	9,240,640
Philip Morris International, Inc.	100,000	10,172,000
		19,412,640
Transport-Rail — 2.7%
CSX Corp.	181,100	4,723,088
Union Pacific Corp.	59,800	5,217,550
		9,940,638
Total Long-Term Investment Securities (cost $347,433,717)		346,774,113
REPURCHASE AGREEMENTS — 4.5%
Agreement with State Street Bank and Trust Co., bearing interest at 0.01% dated 06/30/2016, to be repurchased 07/01/2016 in the amount of $16,419,005 and collateralized by $15,830,000 of United States Treasury Notes, bearing interest at 2.13% due 09/30/2021 and having an approximate value of $16,752,129 (cost $16,419,000)	$16,419,000	16,419,000
TOTAL INVESTMENTS (cost $363,852,717)(1)	100.0%	363,193,113
Other assets less liabilities	0.0	123,296
NET ASSETS	100.0%	$363,316,409

†                                         Non-income producing security

(1)                                 See Note 4 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2016 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs	Level 3-Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$346,774,113	$—	$—	$346,774,113
Repurchase Agreements	—	16,419,000	—	16,419,000
Total Investments at Value	$346,774,113	$16,419,000	$—	$363,193,113

* For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

1

SEASONS SERIES TRUST ALLOCATION GROWTH PORTFOLIO

Portfolio of Investments — June 30, 2016 — (unaudited)

Security Description	Shares	Value (Note 1)
AFFILIATED REGISTERED INVESTMENT COMPANIES#(1) — 100.0%
Domestic Equity Investment Companies — 56.5%
Seasons Series Trust Large Cap Growth Portfolio, Class 3	1,254,268	$15,256,551
Seasons Series Trust Large Cap Value Portfolio, Class 3	1,034,032	16,400,316
Seasons Series Trust Mid Cap Growth Portfolio, Class 3	258,487	3,908,607
Seasons Series Trust Mid Cap Value Portfolio, Class 3	269,765	4,399,099
Seasons Series Trust SA Columbia Focused Growth Portfolio, Class 3	175,551	1,491,833
Seasons Series Trust SA Columbia Focused Value Portfolio, Class 3	98,060	1,704,945
Seasons Series Trust Small Cap Portfolio, Class 3	397,750	4,668,480
SunAmerica Series Trust Real Estate Portfolio, Class 3	173,272	2,915,638
Total Domestic Equity Investment Companies (cost $48,418,238)		50,745,469
Domestic Fixed Income Investment Companies — 20.2%
Seasons Series Trust Diversified Fixed Income Portfolio, Class 3	1,274,441	15,196,875
Seasons Series Trust Real Return Portfolio, Class 3	113,126	1,087,955
SunAmerica Series Trust High Yield Bond Portfolio, Class 3	329,900	1,847,989
Total Domestic Fixed Income Investment Companies (cost $17,802,155)		18,132,819
International Equity Investment Companies — 23.3%
Seasons Series Trust International Equity Portfolio, Class 3 (cost $21,336,727)	2,726,972	20,918,861
TOTAL INVESTMENTS (cost $87,557,120)(2)	100.0%	89,797,149
Liabilities in excess of other assets	(0.0)	(26,667)
NET ASSETS	100.0%	$89,770,482

#                                         The Seasons Series Trust Allocation Growth Portfolio invests in Class 3 shares of the underlying Portfolios, which are Portfolios of the Seasons Series Trust and the SunAmerica Series Trust, some of which are not presented in this report. Additional information of the underlying portfolios, including such portfolios’ prospectuses and shareholder reports are available on our website, www.aig.com/getprospectus.

(1)                                 See Note 3

(2)                                 See Note 4 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2016 (see Note 1):

	Level 1 - Unadjusted	Level 2 - Other	Level 3 - Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Affliated Registered Investment Companies	$89,797,149	$—	$—	$89,797,149

* For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

1

SEASONS SERIES TRUST ALLOCATION MODERATE GROWTH PORTFOLIO

Portfolio of Investments — June 30, 2016 — (unaudited)

Security Description	Shares	Value (Note 1)
AFFILIATED REGISTERED INVESTMENT COMPANIES#(1) — 100.0%
Domestic Equity Investment Companies — 46.3%
Seasons Series Trust Large Cap Growth Portfolio, Class 3	6,292,464	$76,539,700
Seasons Series Trust Large Cap Value Portfolio, Class 3	5,242,338	83,146,339
Seasons Series Trust Mid Cap Growth Portfolio, Class 3	979,882	14,816,908
Seasons Series Trust Mid Cap Value Portfolio, Class 3	983,870	16,044,114
Seasons Series Trust SA Columbia Focused Growth Portfolio, Class 3	880,538	7,482,828
Seasons Series Trust SA Columbia Focused Value Portfolio, Class 3	500,117	8,695,444
Seasons Series Trust Small Cap Portfolio, Class 3	1,582,433	18,573,371
SunAmerica Series Trust Real Estate Portfolio, Class 3	826,942	13,914,904
Total Domestic Equity Investment Companies (cost $218,404,414)		239,213,608
Domestic Fixed Income Investment Companies — 35.3%
Seasons Series Trust Diversified Fixed Income Portfolio, Class 3	12,721,122	151,691,070
Seasons Series Trust Real Return Portfolio, Class 3	1,346,667	12,951,190
SunAmerica Series Trust High Yield Bond Portfolio, Class 3	3,157,051	17,684,764
Total Domestic Fixed Income Investment Companies (cost $180,466,448)		182,327,024
International Equity Investment Companies — 18.4%
Seasons Series Trust International Equity Portfolio, Class 3 (cost $94,745,262)	12,372,484	94,910,487
TOTAL INVESTMENTS (cost $493,616,124)(2)	100.0%	516,451,119
Liabilities in excess of other assets	(0.0)	(100,531)
NET ASSETS	100.0%	$516,350,588

#                                         The Seasons Series Trust Allocation Moderate Growth Portfolio invests in  Class 3 shares of the underlying Portfolios, which are Portfolios of the Seasons Series Trust and the SunAmerica Series Trust, some of which are not presented in this report.  Additional information of the underlying portfolios, including such portfolios’ prospectuses and shareholder reports are available on our website, www.aig.com/getprospectus.

(1)                                 See Note 3

(2)                                 See Note 4 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2016 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs	Level 3-Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Affliated Registered Investment Companies	$516,451,119	$—	$—	$516,451,119

* For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

1

SEASONS SERIES TRUST ALLOCATION MODERATE PORTFOLIO

Portfolio of Investments — June 30, 2016 — (unaudited)

Security Description	Shares	Value (Note 1)
AFFILIATED REGISTERED INVESTMENT COMPANIES#(1) — 100.0%
Domestic Equity Investment Companies — 40.3%
Seasons Series Trust Large Cap Growth Portfolio, Class 3	3,584,930	$43,606,040
Seasons Series Trust Large Cap Value Portfolio, Class 3	3,007,158	47,695,163
Seasons Series Trust Mid Cap Growth Portfolio, Class 3	426,535	6,449,688
Seasons Series Trust Mid Cap Value Portfolio, Class 3	437,823	7,139,645
Seasons Series Trust SA Columbia Focused Growth Portfolio, Class 3	461,698	3,923,517
Seasons Series Trust SA Columbia Focused Value Portfolio, Class 3	264,120	4,592,202
Seasons Series Trust Small Cap Portfolio, Class 3	848,851	9,963,160
SunAmerica Series Trust Real Estate Portfolio, Class 3	299,744	5,043,778
Total Domestic Equity Investment Companies (cost $117,912,802)		128,413,193
Domestic Fixed Income Investment Companies — 45.2%
Seasons Series Trust Diversified Fixed Income Portfolio, Class 3	10,079,719	120,194,062
Seasons Series Trust Real Return Portfolio, Class 3	1,101,821	10,596,454
SunAmerica Series Trust High Yield Bond Portfolio, Class 3	2,339,699	13,106,227
Total Domestic Fixed Income Investment Companies (cost $142,035,848)		143,896,743
International Equity Investment Companies — 14.5%
Seasons Series Trust International Equity Portfolio, Class 3 (cost $46,447,039)	6,028,795	46,247,453
TOTAL INVESTMENTS (cost $306,395,689)(2)	100.0%	318,557,389
Liabilities in excess of other assets	(0.0)	(64,085)
NET ASSETS	100.0%	$318,493,304

#                                         The Seasons Series Trust Allocation Moderate Portfolio invests in Class 3 shares of the underlying Portfolios, which are Portfolios of the Seasons Series Trust and the SunAmerica Series Trust, some of which are not presented in this report.  Additional information of the underlying portfolios, including such portfolios’ prospectuses and shareholder reports are available on our website, www.aig.com/getprospectus.

(1)                                 See Note 3

(2)                                 See Note 4 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2016 (see Note 1):

	Level 1 - Unadjusted	Level 2 - Other	Level 3 - Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Affliated Registered Investment Companies	$318,557,389	$—	$—	$318,557,389

* For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

1

SEASONS SERIES TRUST ALLOCATION BALANCED PORTFOLIO

Portfolio of Investments — June 30, 2016 — (unaudited)

Security Description	Shares	Value (Note 1)
AFFILIATED REGISTERED INVESTMENT COMPANIES#(1) — 100.0%
Domestic Equity Investment Companies — 29.6%
Seasons Series Trust Large Cap Growth Portfolio, Class 3	2,194,075	$26,688,091
Seasons Series Trust Large Cap Value Portfolio, Class 3	1,877,498	29,778,132
Seasons Series Trust Mid Cap Growth Portfolio, Class 3	152,324	2,303,306
Seasons Series Trust Mid Cap Value Portfolio, Class 3	171,305	2,793,498
Seasons Series Trust SA Columbia Focused Growth Portfolio, Class 3	307,940	2,616,878
Seasons Series Trust SA Columbia Focused Value Portfolio, Class 3	183,653	3,193,134
Seasons Series Trust Small Cap Portfolio, Class 3	439,735	5,161,274
SunAmerica Series Trust Real Estate Portfolio, Class 3	162,954	2,742,021
Total Domestic Equity Investment Companies (cost $68,300,406)		75,276,334
Domestic Fixed Income Investment Companies — 59.9%
Seasons Series Trust Diversified Fixed Income Portfolio, Class 3	10,739,144	128,057,273
Seasons Series Trust Real Return Portfolio, Class 3	1,223,962	11,771,110
SunAmerica Series Trust High Yield Bond Portfolio, Class 3	2,282,591	12,786,329
Total Domestic Fixed Income Investment Companies (cost $150,312,355)		152,614,712
International Equity Investment Companies — 10.5%
Seasons Series Trust International Equity Portfolio, Class 3 (cost $26,148,877)	3,488,452	26,760,241
TOTAL INVESTMENTS (cost $244,761,638)(2)	100.0%	254,651,287
Liabilities in excess of other assets	(0.0)	(57,833)
NET ASSETS	100.0%	$254,593,454

#                                         The Seasons Series Trust Allocation Balanced Portfolio invests in Class 3 shares of the underlying Portfolios, which are Portfolios of the Seasons Series Trust and the SunAmerica Series Trust, some of which are not presented in this report. Additional information of the underlying portfolios, including such portfolios’ prospectuses and shareholder reports are available on our website, www.aig.com/getprospectus.

(1)                                 See Note 3

(2)                                 See Note 4 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2016 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs	Level 3-Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Affliated Registered Investment Companies	$254,651,287	$—	$—	$254,651,287

* For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

1

NOTES TO PORTFOLIO OF INVESTMENTS - June 30, 2016 - (unaudited)

Note 1. Security Valuation

In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the Portfolios disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. In accordance with GAAP, fair value is defined as the price that the Portfolios would receive upon selling an asset or transferring a liability in a timely transaction to an independent third party in the principal or most advantageous market. GAAP establishes a three-tier hierarchy to provide more transparency around the inputs used to measure fair value and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tiers are as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities

Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board of Trustees (the “Board”), etc.)

Level 3 — Significant unobservable inputs (includes inputs that reflect the Portfolios’ own assumptions about the assumptions market participants would use in pricing the security, developed based on the best information available under the circumstances)

Changes in valuation techniques may result in transfers in or out of an investment’s assigned Level within the hierarchy. The methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is recently issued and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The summary of each Portfolio’s assets and liabilities classified in the fair value hierarchy as of June 30, 2016, is reported on a schedule following each Portfolio’s Portfolio of Investments.

Stocks are generally valued based upon closing sales prices reported on recognized securities exchanges on which the securities are principally traded and are generally categorized as Level 1. Stocks listed on the NASDAQ are valued using the NASDAQ Official Closing Price (“NOCP”). Generally, the NOCP will be the last sale price unless the reported trade for the stock is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. For listed securities having no sales reported and for unlisted securities, such securities will be valued based upon the last reported bid price.

As of the close of regular trading on the New York Stock Exchange (“NYSE”), securities traded primarily on security exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last-reported bid price. If a security’s price is available from more than one exchange, the Portfolios use the exchange that is the primary market for the security. Such securities are generally categorized as Level 1. However, depending on the foreign market, closing prices may be up to 15 hours old when they are used to price a Portfolio’s shares, and the Portfolio may determine that certain closing prices do not reflect the fair value of the security. This determination will be based on the review of a number of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. If a Portfolio determines that closing prices do not reflect the fair value of the securities, the Portfolio will adjust the previous closing prices in accordance with pricing procedures approved by the Board to reflect what it believes to be the fair value of the securities as of the close of regular trading on the NYSE. The Portfolios may also fair value securities in other situations, for example, when a particular foreign market is closed but a Portfolio is open. For foreign equity securities and foreign equity futures contracts, the Portfolios use an outside pricing service to provide it with closing market prices and information used for adjusting those prices, and when so adjusted, such securities and futures are generally categorized as Level 2.

Bonds, debentures and other debt securities are valued at evaluated bid prices obtained for the day of valuation from a Board-approved pricing service, and are generally categorized as Level 2. The pricing service may use valuation models or matrix pricing which considers information with respect to comparable bond and note transactions, quotations from bond dealers, or by reference to other securities that are considered comparable in such characteristics as rating, interest rate, and maturity date, option adjusted spread models, prepayments projections, interest rate spreads, and yield curves to determine current value. If a price is unavailable from a Board-approved pricing service, the securities may be priced at the mean of two independent quotes obtained from brokers.

1

Senior floating rate loans (“Loans”) are valued at the average of available bids in the market for such Loans, as provided by a Board-approved loan pricing service, and are generally categorized as Level 2.

Investments in registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded. Registered investment companies are generally categorized as Level 1.

Futures contracts traded on national securities exchanges are valued at the quoted daily settlement price established by the exchange on which they trade reported by a Board-approved pricing service, and are generally categorized as Level 1. Option contracts traded on national securities exchanges are valued at the mean of the last bid and ask price reported by a Board-approved pricing service as of the close of the exchange on which they are traded, and are generally categorized as Level 1. Option contracts traded in over the counter (“OTC”) market are valued based upon the average of quotations received from at least two brokers in such securities or currencies, and are generally categorized as Level 1. Option contracts on swaps (“swaptions”) and other option derivatives (i.e., straddle options) are valued at a mid valuation provided by a Board-approved pricing service, and are generally categorized and Level 2. Swap contracts traded on national securities exchanges are valued at the closing price of the exchange on which they are traded or if a closing price of the exchange is not available, the swap will be valued using a mid valuation provided by a Board-approved pricing service, and are generally categorized as Level 2. Swap contracts traded over the counter are valued at a mid valuation provided by a Board-approved pricing service, and are generally categorized as Level 2. Forward foreign currency contracts (“forward contracts”) are valued at the 4:00 p.m. Eastern Time forward rate and are generally categorized as Level 2.

Other securities are valued on the basis of last sale or bid price (if a last sale price is not available) which is, in the opinion of the Adviser, the broadest and most representative market, that may be either a securities exchange or OTC market, and are generally categorized as Level 1 or Level 2.

The Board is responsible for the share valuation process and has adopted policies and procedures (the “PRC Procedures”) for valuing the securities and other assets held by the Portfolios, including procedures for the fair valuation of securities and other assets for which market quotations are not readily available or are unreliable. The PRC Procedures provide for the establishment of a pricing review committee, which is responsible for, among other things, making certain determinations in connection with the Trust’s fair valuation procedures. Securities for which market quotations are not readily available or the values of which may be significantly impacted by the occurrence of developments or significant events are generally categorized as Level 3. There is no single standard for making fair value determinations, which may result in prices that vary from those of other funds.

Derivative Instruments:

Forward Foreign Currency Contracts: During the period, the Multi-Managed Growth, Multi-Managed Moderate Growth, Multi-Managed Income/Equity, Multi-Managed Income, Asset Allocation: Diversified Growth, Diversified Fixed Income and Real Return Portfolios used forward contracts to attempt to protect the value of securities and related receivables and payables against changes in future foreign exchange rates, to manage and/or gain exposure to certain foreign currencies and to enhance total return. The Large Cap Value Portfolio used forward contracts to attempt to protect the value of securities and related receivables and payables against changes in future foreign exchange rates.

A forward contract is an agreement between two parties to buy or sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the forward rate and the cumulative change in market value is recorded by a Portfolio as unrealized appreciation or depreciation. On the settlement date, a Portfolio records either realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Risks to a Portfolio of entering into forward contracts include counterparty risk, market risk and illiquidity risk. Counterparty risk arises upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts. If the counterparty defaults, a Portfolio’s loss will generally consist of the net amount of contractual payments that the Portfolio has not yet received though the Portfolio’s maximum exposure due to counterparty risk could extend to the notional amount of the contract. Market risk is the risk that the value of the forward contract will depreciate due to unfavorable changes in the exchange rates. These contracts may involve market risk in excess of the unrealized appreciation or depreciation reported on

2

the Portfolio of Investments. Illiquidity risk arises because the secondary market for forwards may have less liquidity relative to markets for other securities. Currency transactions are also subject to risks different from those of other portfolio transactions. Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchases and sales of currency and related instruments can be adversely affected by government exchange controls, limitations or restrictions on repatriation of currency, and manipulations or exchange restrictions imposed by governments.

Forward foreign currency contracts outstanding at the end of the period, if any, are reported on a schedule following each Portfolio’s Portfolio of Investments.

Futures: During the period, the Large Cap Growth, Large Cap Value, Mid Cap Growth, Mid Cap Value, Small Cap and International Equity Portfolios used futures contracts to increase or decrease exposure to equity or bond markets. The Multi-Managed Growth, Multi-Managed Moderate Growth, Multi-Managed Income/Equity, Multi-Managed Income, Diversified Fixed Income and Real Return Portfolios used futures contracts to manage duration and yield curve positioning and to increase exposure to equity or bond markets. The Asset Allocation: Diversified Growth Portfolio used futures contracts to hedge against changes in interest rates, increase exposure to equity or bond markets and enhance total return.

A futures contract is an agreement between two parties to buy and sell a financial instrument at a set price on a future date. Upon entering into a futures transaction, a Portfolio will be required to segregate an initial margin payment of cash or other liquid securities with the futures commission merchant (the “broker”). Subsequent payments are made or received by a Portfolio as a result of changes in the value of the contract and/or changes in the value of the initial margin requirement. When a contract is closed, a Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The primary risk to a Portfolio of entering into futures contracts is market risk. Market risk is the risk that there will be an unfavorable change in the interest rate, value or currency rate of the underlying security(ies). Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin. There may also be trading restrictions or limitations imposed by an exchange, and government regulations may restrict trading in futures contracts. While a Portfolio will generally only purchase exchange-traded futures, due to market conditions, there may not always be a liquid secondary market for a futures contract and, as a result, the Portfolio may be unable to close out its futures contracts at a time which is advantageous. In addition, if a Portfolio has insufficient cash to meet margin requirements, the Portfolio may need to sell other investments, including at disadvantageous times. There is generally minimal counterparty risk to a Portfolio since the futures contracts are generally exchange-traded.

Future contracts outstanding at the end of the period, if any, are reported on a schedule following each Portfolio’s Portfolio of Investments.

Options: During the period, the Multi-Managed Growth, Multi-Managed Moderate Growth, Multi-Managed Income/Equity, Multi-Managed Income, Asset Allocation: Diversified Growth and Diversified Fixed Income Portfolio used option contracts to seek protection against a decline in the value of a Portfolio’s securities or an increase in prices of securities that may be purchased or to generate income.

An option is a contract conveying a right to buy or sell a financial instrument at a specified price during a stipulated period. When a Portfolio writes a call or a put option, it receives a premium which is equal to the current market value of the option written. If a Portfolio purchases a call or a put option, it pays a premium which reflects the current market value of the option. The option position is marked to market daily and its value fluctuates based upon the value of the underlying financial instrument, time to expiration, cost of borrowing funds, and volatility of the value of the underlying financial instrument. If an option which a Portfolio has written either expires on its stipulated expiration date, or if the Portfolio enters into a closing purchase transaction, the Portfolio realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such options is extinguished. If a call option which a Portfolio has written is exercised, the Portfolio realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are increased by the premium originally received. If a put option which a Portfolio has written is

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exercised, the amount of the premium originally received reduces the cost of the security which the Portfolio purchased upon exercise of the option. Options may be traded on a national securities exchange or in the OTC market.

Risks to a Portfolio of entering into option contracts include counterparty risk, market risk and, with respect to OTC options, illiquidity risk. Counterparty risk arises from the potential inability of counterparties to meet the terms of their contracts. If the counterparty defaults, a Portfolio’s loss will consist of the net amount of contractual payments that the Portfolio has not yet received. Market risk is the risk that there will be an unfavorable change in the value of the underlying securities. There is also the risk a Portfolio may not be able to enter into a closing transaction because of an illiquid market. In addition, unlisted options are not traded on an exchange and may not be as actively traded as listed options, making the valuation of such securities more difficult. An unlisted option also entails a greater risk that the party on the other side of the option transaction may default, which would make it impossible to close out an unlisted option position in some cases, and profits related to the transaction lost thereby.

Transactions in options written during the period ended June 30, 2016 are summarized as follows:

Asset Allocation:
Diversified Growth Portfolio
	Number of	Premiums
	Contracts	Received
Options outstanding as of March 31, 2016	—	$—
Options written	27	2,425
Options terminated in closing purchase transactions	—	—
Options exercised	—	—
Options expired (written)	—	—
Options outstanding as of June 30, 2016	27	$2,425

Option contracts outstanding at the end of the period, if any, are reported on a schedule following each Portfolio’s Portfolio of Investments.

Swap Contracts: Certain Portfolios may enter into credit default, interest rate, equity and/or total return swap contracts. Swap contracts are privately negotiated in the OTC market and may be entered into as a bilateral contract or a centrally cleared contract (“centrally cleared swaps”). In a centrally cleared swap, immediately following execution of the swap contract, the swap contract is novated to a central counterparty (the “CCP”) and a Portfolio faces the CCP through a broker. Upon entering into a centrally cleared swap, a Portfolio is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are designated on the Portfolio of Investments. Unlike a bilateral swap contract, for centrally cleared swaps, a Portfolio has no credit exposure to the counterparty as the CCP stands between the Portfolios and the counterparty. Swaps are marked-to-market daily and the changes in value are recorded as an unrealized gain (loss). The daily change in valuation of swap contracts, if any, is recorded as unrealized appreciation (depreciation) on swap contracts. When the swap is terminated, a Portfolio will record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Portfolio’s basis in the contract, if any. Generally, the basis of the contracts is the premium received or paid. Upfront payments and receipts on swap contracts are amortized on a daily basis. Net periodic payments made or received by a Portfolio are included as part of realized gain (loss).

Credit Default Swap Agreements: During the period, the Multi-Managed Growth, Multi-Managed Moderate Growth, Multi-Managed Income/Equity, Multi-Managed Income and Diversified Fixed Income Portfolios used credit default swaps to manage credit risk (i.e., hedging), as a substitute for physical securities and to enhance returns.

Credit default swaps are generally contracts in which one party makes periodic fixed-rate payments or a one time premium payment (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified payment in the event of a default or other credit event for the referenced entity, obligation or index. As a seller of protection on credit default swaps, a Portfolio will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, a Portfolio would effectively add leverage

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to its portfolio because, in addition to its total net assets, the Portfolio would be subject to investment exposure on the notional amount of the swap. If a Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. As a buyer of protection on credit default swaps, a Portfolio will make periodic payments, similar to an insurance premium and the seller of protection agrees to compensate the Portfolio for future potential losses as a result of a credit event on the reference bond or other asset. A Portfolio effectively transfers the credit event risk of the reference bond or asset from it to the seller of protection. If a Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Credit default swaps on corporate issues or sovereign issues of an emerging market country are contracts in which the buyer of protection makes periodic fixed payments or a one time premium payment to the seller of protection in exchange for the right to receive a specified payment in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). A Portfolio may use credit default swaps on corporate issues or sovereign issues of an emerging market country to provide a measure of protection against defaults of the issuers (i.e., to reduce credit risk where the Portfolio owns or has exposure to the referenced obligation) or to take a speculative credit position with an active long or short position with respect to the likelihood of a particular issuer’s default.

Credit default swaps on asset-backed securities are contracts in which the buyer of protection makes periodic fixed-rate payments or a one time premium payment to the seller of protection in exchange for the right to receive a specified payment in the event of a default or other credit event. Unlike credit default swaps on corporate issues or sovereign issues of an emerging market country, deliverable obligations in most instances would be limited to the specific referenced obligation as performance for asset-backed securities can vary across deals. Prepayments, principal paydowns, and other writedown or loss events on the underlying mortgage loans will reduce the outstanding principal balance of the referenced obligation. These reductions may be temporary or permanent as defined under the terms of the swap agreement and the notional amount for the swap agreement will be adjusted by corresponding amounts. A Portfolio may use credit default swaps on asset-backed securities to provide a measure of protection against defaults of the referenced obligation or to take a speculative credit position with an active long or short position with respect to the likelihood of a particular referenced obligation’s default.

Credit default swaps on credit indices are generally contracts in which the buyer of protection makes periodic fixed-rate payments or a one time premium payment to the seller of protection in exchange for the right to receive a specified payment in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a list of a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. A Portfolio may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds which is less expensive than it would be to enter into many credit default swaps to achieve a similar effect. Credit-default swaps on indices are used for protecting investors owning bonds against default, and also to speculate on changes in credit quality.

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Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swaps on corporate issues or sovereign issues of an emerging market country as of period end are reported on a schedule following each Portfolio’s Portfolio of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swaps on asset-based securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. The maximum potential amount of future payments (undiscounted) that a Portfolio as a seller of protection could be required to make under a credit default swap would be an amount equal to the notional amount of the agreement. Notional amounts of all credit default swaps outstanding at the end of the period, for which a Portfolio is the seller of protection, if any, are disclosed on a schedule following each Portfolio’s Portfolio of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swaps entered into by a Portfolio for the same referenced entity or entities.

Credit default swap contracts outstanding at the end of the period, if any, are reported on a schedule following each Portfolio’s Portfolio of Investments.

Equity Swap Agreements: During the period, the Asset Allocation: Diversified Growth Portfolio used equity swaps, a type of total return swap, to hedge the portfolio’s sector exposure, to gain exposure to certain sectors and to enhance total return.

Equity swaps are contracts that are typically entered into for the purpose of investing in a security or index without owning or taking physical custody of securities. Total return swaps are contracts that obligate a party to pay or receive interest in exchange for the payment by the other party of the total return generated by a security, a basket of securities, an index or an index component. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, a Portfolio will receive a payment from or make a payment to the counterparty.

The counterparty to an equity swap will typically be a bank, investment banking firm or broker/dealer. Equity swaps may be structured in different ways. The counterparty will generally agree to pay a Portfolio the amount, if any, by which the notional amount of the equity swap contract would have increased in value had it been invested in particular stocks (or an index of stocks), plus the dividends that would have been received on those stocks. In these cases, a Portfolio may agree to pay to the counterparty a floating rate of interest on the notional amount of the equity swap contract plus the amount, if any, by which that notional amount would have decreased in value had it been invested in such stocks.

Therefore, the return to a Portfolio on any equity swap should be the gain or loss on the notional amount plus dividends on the stocks less the interest paid by the Portfolio on the notional amount. In other cases, the counterparty and a Portfolio may agree to pay the other the difference between the relative investment performances that would have been achieved if the notional amount of the equity swap contract had been invested in different stocks (or indices of stocks).

A Portfolio will generally enter into equity swaps only on a net basis, which means that the two payment streams are netted out, with the Portfolio receiving or paying, as the case may be, only the net amount of the two payments. Payments may be made at the conclusion of an equity swap contract or periodically during its term. Equity swaps normally do not involve the delivery of securities or other underlying assets.

Accordingly, the risk of loss with respect to equity swaps is normally limited to the net amount of payments that a Portfolio is contractually obligated to make. If the counterparty to an equity swap defaults, a Portfolio’s risk of loss consists of the net discounted amount of payments that the Portfolio is contractually entitled to receive, if any. In addition, the value of some components of an equity swap (such as the dividends on a common stock) may also be sensitive to changes in interest rates.

Equity swap contracts outstanding at the end of the period, if any, are reported on a schedule following each Portfolio’s Portfolio of Investments.

Interest Rate Swap Agreements: During the period, the Multi-Managed Growth, Multi-Managed Moderate Growth, Multi-Managed Income/Equity, Multi-Managed Income and Diversified Fixed Income Portfolios used interest rate swap agreements, including cross-currency swaps, to manage exposure to fluctuations in interest rates and to make active interest rate anticipation

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decisions. Interest rate swaps involve the exchange by a Portfolio with another party of their respective commitments to pay or receive interest with respect to the notional amount of principal. Since interest rate swaps are individually negotiated, a Portfolio expects to achieve an acceptable degree of correlation between their respective portfolio investments and their interest rate positions. A Portfolio will enter into interest rate swaps only on a net basis, which means that the two payment streams are netted out, with the Portfolios receiving or paying, as the case may be, only the net amount of the two payments.

A cross-currency swap is an interest rate swap agreement where the two instruments are denominated in two different currencies. Each agreement comprises both long and short exposures based on the reference legs of the swap.

Interest rate swaps do not involve the delivery of securities, other underlying assets or principal. Accordingly, the risk of loss with respect to interest rate swaps is limited to the net amount of interest payments that a Portfolio is contractually obligated to make. If the other party to an interest rate swap defaults, a Portfolio’s risk of loss consists of the net discounted amount of interest payments that the Portfolio is contractually entitled to receive, if any. The use of interest rate swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions.

Interest rate swap contracts outstanding at the end of the period, if any, are reported on a schedule following each Portfolio’s Portfolio of Investments.

Risks of Entering into Swap Agreements: Risks to a Portfolio of entering into credit default swaps, equity swaps and interest rate swaps, include credit risk, market risk, counterparty risk, liquidity risk and documentation risk. By entering into swap agreements, a Portfolio may be exposed to risk of potential loss due to unfavorable changes in interest rates, the price of the underlying security or index, or the underlying referenced asset’s perceived or actual credit, that the counterparty may default on its obligation to perform or the possibility that there is no liquid market for these agreements. There is also the risk that the parties may disagree as to the meaning of contractual terms in the swap agreement. In addition, to the extent that the sub-adviser does not accurately analyze and predict the underlying economic factors influencing the value of the swap, a Portfolio may suffer a loss.

Master Agreements: Certain Portfolios that hold derivative instruments and other financial instruments may be a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements or similar agreements (“Master Agreements”) with certain counterparties that govern such instruments. Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. Collateral can be in the form of cash or securities as agreed to by a Portfolio and applicable counterparty. Collateral requirements are generally determined based on a Portfolio’s net position with each counterparty. Master Agreements may also include certain provisions that require a Portfolio to post additional collateral upon the occurrence of certain events, such as when the Portfolio’s net assets fall below a specified level. In addition, Master Agreements typically specify certain standard termination events, such as failure of a party to pay or deliver, credit support defaults and other events of default. Termination events applicable to a Portfolio may also occur upon a decline the Portfolio’s net assets below a specified level over a certain period of time. Additional termination events applicable to counterparties may occur upon a decline in a counterparty’s long-term and short-term credit ratings below a specified level, or upon a decline in the ratings of a counterparty’s credit support provider. Upon the occurrence of a termination event, the other party may elect to terminate early and cause settlement of all instruments outstanding pursuant to a particular Master Agreement, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of a Portfolio’s counterparties to elect early termination could cause the Portfolio to accelerate the payment of liabilities, which settlement amounts could be in excess of the amount of assets that are already posted as collateral. Typically, the Master Agreement will permit a single net payment in the event of default. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events. As a result, the early termination with respect to derivative instruments subject to Master Agreements that are in a net liability position could be material to a Portfolio’s financial statements.

The following tables represent the value of derivatives held as of June 30, 2016, by their primary underlying risk exposure. The derivative contracts held during the period are not accounted for as hedging instruments under GAAP. For a detailed presentation of derivatives held as of June 30, 2016, please refer to a schedule following each Portfolio’s Portfolio of Investments.

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	Asset Derivatives
	Interest Rate Contracts			Equity Contracts			Credit Contracts	Foreign Exchange Contracts
Portfolio	Futures Contracts(1)	Swap Contracts(2)	Options Purchased(3)	Futures Contracts(1)	Swap Contracts(2)	Options Purchased(3)	Swap Contracts(2)	Foreign Exchange Contracts(2)	Options Purchased(3)	Total

Multi-Managed Growth Portfolio	$3,906	$—	$—	$5,490	$—	$—	$—	$6,918	$—	$16,314
Multi-Managed Moderate Growth Portfolio	122,831	—	—	5,328	—	—	—	18,608	—	146,767
Multi-Managed Income/Equity Portfolio	126,689	—	—	—	—	—	—	22,500	—	149,189
Multi-Managed Income Portfolio	92,389	—	—	—	—	—	—	23,040	—	115,429
Asset Allocation: Diversified Growth Portfolio	1,750	—	—	46,350	145,236	456	—	110,246	—	304,038
Large Cap Growth Portfolio	—	—	—	17,000	—	—	—	—	—	17,000
Large Cap Value Portfolio	—	—	—	15,900	—	—	—	—	—	15,900
Mid Cap Growth Portfolio	—	—	—	11,400	—	—	—	—	—	11,400
Mid Cap Value Portfolio	—	—	—	11,400	—	—	—	—	—	11,400
Small Cap Portfolio	—	—	—	51,370	—	—	—	—	—	51,370
International Equity Portfolio	—	—	—	264,320	—	—	—	—	—	264,320
Diversified Fixed Income Portfolio	128,391	—	—	—	—	—	—	292,176	—	420,567
Real Return Portfolio	24,297	—	—	—	—	—	—	191,015	—	215,312

	Liability Derivatives
	Interest Rate Contracts			Equity Contracts			Credit Contracts	Foreign Exchange Contracts
Portfolio	Futures Contracts(1)	Swap Contracts(2)	Options Written(3)	Futures Contracts(1)	Swap Contracts(2)	Options Written(3)	Swap Contracts(2)	Foreign Exchange Contracts(2)	Options Written(3)	Total

Multi-Managed Growth Portfolio	$4,459	$3,383	$—	$—	$—	$—	$347	$38,386	$—	$46,575
Multi-Managed Moderate Growth Portfolio	439	8,471	—	—	—	—	983	109,564	—	119,457
Multi-Managed Income/Equity Portfolio	659	10,743	—	—	—	—	1,178	132,394	—	144,974
Multi-Managed Income Portfolio	1,315	10,718	—	—	—	—	1,178	130,440	—	143,651
Asset Allocation: Diversified Growth Portfolio	180,656	—	—	88,110	163,632	273	—	95,357	—	528,028
Large Cap Growth Portfolio	—	—	—	—	—	—	—	—	—	—
Large Cap Value Portfolio	—	—	—	—	—	—	—	111,761	—	111,761
Mid Cap Growth Portfolio	—	—	—	—	—	—	—	—	—	—
Mid Cap Value Portfolio	—	—	—	—	—	—	—	—	—	—
Small Cap Portfolio	—	—	—	—	—	—	—	—	—	—
International Equity Portfolio	—	—	—	—	—	—	—	—	—	—
Diversified Fixed Income Portfolio	117,236	—	—	—	—	—	283,516	802,571	—	1,203,323
Real Return Portfolio	7,684	—	—	—	—	—	—	1,462,259	—	1,469,943

(1) The variation margin on futures contracts is included in the cumulative appreciation (depreciation) as reported on each Portfolio’s Portfolio of Investments in the following amounts:

Portfolio	Cumulative Appreciation (Depreciation)
Multi-Managed Growth Portfolio	$11,793
Multi-Managed Moderate Growth Portfolio	2,572
Multi-Managed Income/Equity Portfolio	4,518
Multi-Managed Income Portfolio	7,951
Asset Allocation: Diversified Growth Portfolio	(2,635)
Large Cap Growth Portfolio	10,130
Large Cap Value Portfolio	16,730
Mid Cap Growth Portfolio	7,513
Mid Cap Value Portfolio	7,513
Small Cap Portfolio	40,962
International Equity Portfolio	487,948
Diversified Fixed Income Portfolio	(1,033,941)
Real Return Portfolio	(652,866)

(2) Reported as unrealized appreciation (depreciation) on the Portfolio of Investments

(3) Reported at value on the Portfolio of Investments

Note 2. Repurchase Agreements

The Portfolios, along with other affiliated registered investment companies, pursuant to procedures adopted by the Board and applicable guidance from the Securities and Exchange Commission (“SEC”), may transfer uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by U.S. Treasury or federal agency obligations.

In a repurchase agreement, the seller of a security agrees to repurchase the security at a mutually agreed-upon time and price, which reflects the effective rate of return for the term of the agreement. For repurchase agreements and joint repurchase agreements, the Trust’s custodian takes possession of the collateral pledged for investments in such repurchase agreements (“repo” or collectively “repos”). The underlying collateral is valued daily on a mark to market basis, plus accrued interest to ensure that the value, at the time the agreement is entered into, is equal to at least 102% of the repurchase price, including accrued interest. In the event of default of the obligation to repurchase, a Portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by a Portfolio may be delayed or limited.

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As of June 30, 2016, the following Portfolios held an undivided interest in the joint repurchase agreement with Bank of America Securities LLC:

	Percentage	Principal
Portfolio	Ownership	Amount
Multi-Managed Growth	0.13%	$65,000
Multi-Managed Moderate Growth	0.48	240,000
Multi-Managed Income/Equity	0.53	265,000
Multi-Managed Income	0.40	200,000
Large Cap Value	4.35	2,175,000
Mid Cap Growth	0.95	475,000
Diversified Fixed Income	3.66	1,830,000
Real Return	13.19	6,595,000

As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:

Bank of America Securities LLC, dated June 30, 2016, bearing interest at a rate of 0.41% per annum, with a principal amount of $50,000,000, a repurchase price of $50,000,569, and a maturity date of July 01, 2016. The repurchase agreement is collateralized by the following:

	Interest	Maturity	Principal
Type of Collateral	Rate	Date	Amount	Value
U.S. Treasury Notes	1.63%	12/31/2019	$49,700,300	$51,051,759

As of June 30, 2016, the following Portfolios held an undivided interest in the joint repurchase agreement with Barclays Capital, Inc.:

	Percentage	Principal
Portfolio	Ownership	Amount
Multi-Managed Growth	0.12%	$30,000
Multi-Managed Moderate Growth	0.48	120,000
Multi-Managed Income/Equity	0.52	130,000
Multi-Managed Income	0.40	100,000
Large Cap Value	4.34	1,085,000
Mid Cap Growth	0.94	235,000
Diversified Fixed Income	3.66	915,000
Real Return	13.18	3,295,000

As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:

Barclays Capital, Inc., dated June 30, 2016, bearing interest at a rate of 0.40% per annum, with a principal amount of $25,000,000, a repurchase price of $25,000,278, and a maturity date of July 01, 2016. The repurchase agreement is collateralized by the following:

	Interest	Maturity	Principal
Type of Collateral	Rate	Date	Amount	Value
U.S. Treasury Notes	1.75%	02/28/2022	$24,549,000	$25,518,248

As of June 30, 2016, the following Portfolios held an undivided interest in the joint repurchase agreement with BNP Paribas SA:

	Percentage	Principal
Portfolio	Ownership	Amount
Multi-Managed Growth	0.13%	$65,000
Multi-Managed Moderate Growth	0.48	240,000
Multi-Managed Income/Equity	0.53	265,000
Multi-Managed Income	0.40	200,000
Large Cap Value	4.35	2,175,000
Mid Cap Growth	0.95	475,000
Diversified Fixed Income	3.66	1,830,000
Real Return	13.19	6,595,000

As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:

BNP Paribas SA, dated June 30, 2016, bearing interest at a rate of 0.38% per annum, with a principal amount of $50,000,000, a repurchase price of $50,000,528, and a maturity date of July 01, 2016. The repurchase agreement is collateralized by the following:

	Interest	Maturity	Principal
Type of Collateral	Rate	Date	Amount	Value
U.S. Treasury Notes	1.50%	11/30/2019	$50,000,000	$51,206,000

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As of June 30, 2016, the following Portfolios held an undivided interest in the joint repurchase agreement with Deutsche Bank AG:

	Percentage	Principal
Portfolio	Ownership	Amount
Multi-Managed Growth	0.13%	$60,000
Multi-Managed Moderate Growth	0.48	220,000
Multi-Managed Income/Equity	0.53	245,000
Multi-Managed Income	0.40	185,000
Large Cap Value	4.35	2,010,000
Mid Cap Growth	0.95	440,000
Diversified Fixed Income	3.66	1,690,000
Real Return	13.19	6,095,000

As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:

Deutsche Bank AG, dated June 30, 2016, bearing interest at a rate of 0.39% per annum, with a principal amount of $46,215,000, a repurchase price of $46,215,501, and a maturity date of July 01, 2016. The repurchase agreement is collateralized by the following:

	Interest	Maturity	Principal
Type of Collateral	Rate	Date	Amount	Value
U.S. Treasury Notes	2.25%	11/15/2024	$44,067,000	$47,171,520

As of June 30, 2016, the following Portfolios held an undivided interest in the joint repurchase agreement with RBS Securities, Inc.:

	Percentage	Principal
Portfolio	Ownership	Amount
Multi-Managed Growth	0.17%	$100,000
Multi-Managed Moderate Growth	0.48	290,000
Multi-Managed Income/Equity	0.57	340,000
Multi-Managed Income	0.42	250,000
Large Cap Value	4.38	2,630,000
Mid Cap Growth	0.97	580,000
Diversified Fixed Income	3.67	2,200,000
Real Return	13.23	7,935,000

As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:

RBS Securities, Inc., dated June 30, 2016, bearing interest at a rate of 0.39% per annum, with a principal amount of $60,000,000, a repurchase price of $60,000,650, and a maturity date of July 01, 2016. The repurchase agreement is collateralized by the following:

	Interest	Maturity	Principal
Type of Collateral	Rate	Date	Amount	Value
U.S. Treasury Notes	2.75%	11/15/2023	$55,283,000	$61,178,226

As of June 30, 2016, the following Portfolios held an undivided interest in the joint repurchase agreement with State Street Bank and Trust Co.:

	Percentage	Principal
Portfolio	Ownership	Amount
Large Cap Growth	0.34%	$852,000
Large Cap Value	0.14	364,000
Mid Cap Growth	0.18	447,000
Mid Cap Value	0.21	525,000
Small Cap	0.12	304,000
International Equity	5.17	13,062,000

As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:

State Street Bank and Trust Co., dated June 30, 2016, bearing interest at a rate of 0.01% per annum, with a principal amount of $252,517,000, a repurchase price of $252,517,070, and a maturity date of July 01, 2016. The repurchase agreement is collateralized by the following:

	Interest	Maturity	Principal
Type of Collateral	Rate	Date	Amount	Value
U.S. Treasury Notes	2.13%	08/15/2021	$195,355,000	$207,223,207
U.S. Treasury Notes	2.25%	07/31/2021	47,135,000	50,344,139

10

Note 3. Transactions with Affiliates:

As disclosed in the Portfolio of Investments, certain Portfolios owned shares of various SunAmerica Mutual Funds and/or Seasons Series Trust Portfolios and securities issued by AIG or an affiliate thereof. For the period ended June 30, 2016, transactions in these securities were as follows:

Large Cap Value Portfolio

		Capital Gain	Value at	Cost	Proceeds		Change in	Value at
		Distribution	March 31,	of	of	Realized	Unrealized	June 30,
Security	Income	Received	2016	Purchases	Sales	Gain/Loss	Gain (Loss)	2016
American International Group, Inc.	$13,464	$—	$2,274,100	$—	$52,982	$19,812	$(68,103)	$2,172,827

Mid Cap Value Portfolio

		Capital Gain	Value at	Cost	Proceeds		Change in	Value at
		Distribution	March 31,	of	of	Realized	Unrealized	June 30,
Security	Income	Received	2016	Purchases	Sales	Gain/Loss	Gain (Loss)	2016
Allied World Assurance Co. Holdings AG	$807	$—	$117,853	$—	$15,416	$7,668	$(7,215)	$102,890

Allocation Growth Portfolio

							Change
		Capital Gain	Value at	Cost	Proceeds		in	Value at
		Distribution	March 31,	of	of	Realized	Unrealized	June 30,
Security	Income	Received	2016	Purchases†	Sales	Gain (Loss)	Gain (Loss)	2016
Seasons Series Trust
Diversified Fixed Income Portfolio, Class 3	$—	$—	$14,841,276	$689,876	$665,686	$(24,847)	$356,256	$15,196,875
International Equity Portfolio, Class 3	—	—	23,642,611	57,945	2,385,953	702,801	(1,098,543)	20,918,861
Large Cap Growth Portfolio, Class 3	—	—	17,066,641	40,618	1,896,697	411,680	(365,691)	15,256,551
Large Cap Value Portfolio, Class 3	—	—	13,539,406	3,042,695	694,110	212,216	300,109	16,400,316
Mid Cap Growth Portfolio, Class 3	—	—	5,520,385	10,440	1,690,585	47,832	20,535	3,908,607
Mid Cap Value Portfolio, Class 3	—	—	3,732,836	711,393	190,196	(4,465)	149,531	4,399,099
Real Return Portfolio, Class 3	—	—	1,368,764	2,848	297,549	(8,032)	21,924	1,087,955
SA Columbia Focused Growth Portfolio, Class 3	—	—	1,488,298	3,831	66,284	(7,322)	73,310	1,491,833
SA Columbia Focused Value Portfolio, Class 3	—	—	1,808,321	4,272	171,323	53,830	9,845	1,704,945
Small Cap Portfolio, Class 3	—	—	4,759,989	12,072	199,197	41,473	54,143	4,668,480
SunAmerica Series Trust
High Yield Bond Portfolio, Class 3	—	—	1,825,083	4,747	79,248	(2,475)	99,882	1,847,989
Real Estate Portfolio, Class 3	—	—	2,700,000	106,620	75,585	925	183,678	2,915,638
	$—	$—	$92,293,610	$4,687,357	$8,412,413	$1,423,616	$(195,021)	$89,797,149

11

Allocation Moderate Growth Portfolio

							Change
		Capital Gain	Value at	Cost	Proceeds		in	Value at
		Distribution	March 31,	of	of	Realized	Unrealized	June 30,
Security	Net Income	Received	2016	Purchases†	Sales	Gain (Loss)	Gain (Loss)	2016
Seasons Series Trust
Diversified Fixed Income Portfolio, Class 3	$—	$—	$149,457,579	$3,493,381	$4,566,605	$143,349	$3,163,366	$151,691,070
International Equity Portfolio, Class 3	—	—	107,139,852	129,042	10,598,486	2,257,692	(4,017,613)	94,910,487
Large Cap Growth Portfolio, Class 3	—	—	85,841,739	100,044	9,622,248	1,969,470	(1,749,305)	76,539,700
Large Cap Value Portfolio, Class 3	—	—	66,735,849	16,203,486	2,366,952	1,009,449	1,564,507	83,146,339
Mid Cap Growth Portfolio, Class 3	—	—	22,185,738	20,178	7,631,989	597,750	(354,769)	14,816,908
Mid Cap Value Portfolio, Class 3	—	—	15,981,645	21,084	514,966	137,385	418,966	16,044,114
Real Return Portfolio, Class 3	—	—	15,063,095	16,614	2,292,320	(46,691)	210,492	12,951,190
SA Columbia Focused Growth Portfolio, Class 3	—	—	7,379,457	9,545	233,944	(6,105)	333,875	7,482,828
SA Columbia Focused Value Portfolio, Class 3	—	—	8,913,953	10,633	551,084	280,747	41,195	8,695,444
Small Cap Portfolio, Class 3	—	—	18,734,847	24,346	566,389	206,156	174,411	18,573,371
SunAmerica Series Trust
High Yield Bond Portfolio, Class 3	—	—	15,718,767	1,622,594	533,555	(17,134)	894,092	17,684,764
Real Estate Portfolio, Class 3	—	—	10,299,999	3,013,592	214,261	2,873	812,701	13,914,904
	$—	$—	$523,452,520	$24,664,539	$39,692,799	$6,534,941	$1,491,918	$516,451,119

Allocation Moderate Portfolio

							Change
		Capital Gain	Value at	Cost	Proceeds		in	Value at
		Distribution	March 31,	of	of	Realized	Unrealized	June 30,
Security	Income	Received	2016	Purchases†	Sales	Gain (Loss)	Gain (Loss)	2016
Seasons Series Trust
Diversified Fixed Income Portfolio, Class 3	$—	$—	$119,648,913	$2,209,244	$4,293,466	$11,567	$2,617,804	$120,194,062
International Equity Portfolio, Class 3	—	—	52,282,989	3,737	5,176,261	(34,976)	(828,036)	46,247,453
Large Cap Growth Portfolio, Class 3	—	—	47,881,542	3,344	4,414,837	918,822	(782,831)	43,606,040
Large Cap Value Portfolio, Class 3	—	—	36,108,833	11,503,639	1,369,725	464,373	988,043	47,695,163
Mid Cap Growth Portfolio, Class 3	—	—	12,052,732	492	5,682,496	(796,764)	875,724	6,449,688
Mid Cap Value Portfolio, Class 3	—	—	7,633,863	541	745,698	120,525	130,414	7,139,645
Real Return Portfolio, Class 3	—	—	11,794,884	811	1,332,937	(51,497)	185,193	10,596,454
SA Columbia Focused Growth Portfolio, Class 3	—	—	3,881,817	295	130,564	(794)	172,763	3,923,517
SA Columbia Focused Value Portfolio, Class 3	—	—	5,060,351	344	641,246	202,531	(29,778)	4,592,202
Small Cap Portfolio, Class 3	—	—	10,066,779	762	308,011	60,633	142,997	9,963,160
SunAmerica Series Trust
High Yield Bond Portfolio	—	—	12,055,985	801,008	413,649	(13,079)	675,962	13,106,227
Real Estate Portfolio, Class 3	—	—	4,800,000	369	80,115	1,269	322,255	5,043,778
	$—	$—	$323,268,688	$14,524,586	$24,589,005	$882,610	$4,470,510	$318,557,389

12

Allocation Balanced Portfolio

							Change
		Capital Gain	Value at	Cost	Proceeds		in	Value at
		Distribution	March 31,	of	of	Realized	Unrealized	June 30,
Security	Income	Received	2016	Purchases†	Sales	Gain (Loss)	Gain (Loss)	2016
Seasons Series Trust
Diversified Fixed Income Portfolio, Class 3	$—	$—	$127,361,777	$2,757,667	$4,859,266	$119,003	$2,678,092	$128,057,273
International Equity Portfolio, Class 3	—	—	29,716,424	101,934	2,561,189	(38,920)	(458,008)	26,760,241
Large Cap Growth Portfolio, Class 3	—	—	28,304,988	95,667	1,807,690	369,113	(273,987)	26,688,091
Large Cap Value Portfolio, Class 3	—	—	22,478,560	7,195,831	801,253	290,639	614,355	29,778,132
Mid Cap Growth Portfolio, Class 3	—	—	6,302,906	13,495	4,018,027	(197,901)	202,833	2,303,306
Mid Cap Value Portfolio, Class 3	—	—	4,280,574	13,264	1,614,452	(408,793)	522,905	2,793,498
Real Return Portfolio, Class 3	—	—	12,733,326	41,771	1,152,235	(19,900)	168,148	11,771,110
SA Columbia Focused Growth Portfolio, Class 3	—	—	2,576,812	9,899	84,128	(8,878)	123,173	2,616,878
SA Columbia Focused Value Portfolio, Class 3	—	—	3,653,173	10,897	591,887	200,958	(80,007)	3,193,134
Small Cap Portfolio, Class 3	—	—	5,184,323	17,253	145,488	39,020	66,166	5,161,274
SunAmerica Series Trust
High Yield Bond Portfolio	—	—	11,486,044	1,045,403	382,864	(12,335)	650,081	12,786,329
Real Estate Portfolio, Class 3	—	—	2,600,000	4,987	38,795	578	175,251	2,742,021
	$—	$—	$256,678,907	$11,308,068	$18,057,274	$332,584	$4,389,002	$254,651,287

† Includes reinvestment of distributions paid.

Note 4. Federal Income Taxes

As of June 30, 2016, the amount of aggregate unrealized gain (loss) and the cost of investment securities for Federal tax purposes, including short-term investment securities and repurchase agreements, were as follows:

	Aggregate	Aggregate	Net
	Unrealized	Unrealized	Unrealized	Cost of
Portfolio	Gain	Loss	Gain (Loss)	Investments

Multi-Managed Growth	$7,010,151	$(2,039,856)	$4,970,295	$54,181,334
Multi-Managed Moderate Growth	9,366,400	(3,266,832)	6,099,568	98,600,924
Multi-Managed Income/Equity	4,599,229	(1,657,597)	2,941,632	79,436,699
Multi-Managed Income	2,920,672	(1,107,748)	1,812,924	67,995,833
Asset Allocation: Diversified Growth	11,640,509	(7,983,721)	3,656,788	122,519,796
Stock	89,022,308	(18,717,589)	70,304,719	396,738,672
Large Cap Growth	83,156,863	(9,800,140)	73,356,723	385,903,602
Large Cap Value	99,769,376	(49,496,389)	50,272,987	954,662,974
Mid Cap Growth	34,324,955	(13,134,032)	21,190,923	181,549,080
Mid Cap Value	33,585,805	(17,281,582)	16,304,223	300,626,683
Small Cap	40,961,559	(18,661,421)	22,300,138	291,983,391
International Equity	45,134,301	(100,178,153)	(55,043,852)	785,836,472
Diversified Fixed Income	51,406,846	(5,766,647)	45,640,199	1,315,582,628
Real Return	3,117,718	(18,496,066)	(15,378,348)	591,093,558
SA Columbia Focused Growth	9,906,711	(14,835,183)	(4,928,472)	166,412,152
SA Columbia Focused Value	33,290,600	(34,035,687)	(745,087)	363,938,200
Allocation Growth	3,794,351	(7,258,943)	(3,464,592)	93,261,741
Allocation Moderate Growth	26,099,046	(23,720,553)	2,378,493	514,072,626
Allocation Moderate	13,966,623	(12,796,317)	1,170,306	317,387,083
Allocation Balanced	10,808,539	(4,333,645)	6,474,894	248,176,393

Note 5. Unfunded Loan Commitments:

Borrower	Principal Type	Maturity Date	Amount	Value
Arch Coal, Inc.	DIP Delayed Draw	01/31/2017	$55,000	$54,381
Kenan Advantage Group, Inc.	Strip Delayed Draw	01/31/2017	9,533	9,450
			$64,533	$63,831

13

ADDITIONAL INFORMATION

Additional information is available in the Trust’s Annual and Semiannual reports which may be obtained without charge from the EDGAR database on the Securities and Exchange Commission’s website at www.sec.gov.

14

Item 2. Controls and Procedures.

(a)         An evaluation was performed within 90 days of the filing of this report, under the supervision and with the participation of the registrant’s management, including the President and Treasurer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures (as defined under Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))). Based on that evaluation, the registrant’s management, including the President and Treasurer, concluded that the registrant’s disclosure controls and procedures are effective.

(b)         There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Seasons Series Trust

By:	/s/ John T. Genoy
John T. Genoy
President

Date: August 26, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John T. Genoy
John T. Genoy
President

Date: August 26, 2016

By:	/s/ Gregory R. Kingston
Gregory R. Kingston
Treasurer

Date: August 26, 2016